   As filed with the Securities and Exchange Commission on August 29, 2002.

                                                     Registration Nos. 33-36528;
                                                                        811-6161

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                / X /
                                                                        ---
    Pre-Effective Amendment No. ___                                    /   /
                                                                        ---
    Post-Effective Amendment No. 72                                    / X /
                                                                        ---

REGISTRATION STATEMENT UNDER THE INVESTMENT
        COMPANY ACT OF 1940                                            / X /
                                                                        ---
    Amendment No. 76                                                   / X /
                                                                        ---

                       PIMCO FUNDS: MULTI-MANAGER SERIES
              (Exact Name of Registrant as Specified in Charter)

               840 Newport Center Drive, Newport Beach, CA 92660
              (Address of principal executive offices) (Zip code)

                                (800) 427-4648
             (Registrant's telephone number, including area code)

Name and address
of agent for service:    Copies to:
---------------------    ----------
Stephen J. Treadway      Newton B. Schott, Jr.,   Joseph B. Kittredge, Jr., Esq.
c/o PIMCO Funds          Esq.                     Ropes & Gray
Distributors LLC         c/o PIMCO Funds          One International Place
2187 Atlantic Street     Distributors LLC         Boston, Massachusetts
Stamford, Connecticut    2187 Atlantic Street     02110
 06902                   Stamford, Connecticut
                         06902

It is proposed that this filing will become effective (check appropriate box):

/   /  Immediately upon filing pursuant to paragraph (b)
 ---


/   /  60 days after filing pursuant to paragraph (a)(1)
 ---

/ X /  On November 1, 2002 pursuant to paragraph (a)(1)
 ---


/   /  75 days after filing pursuant to paragraph (a)(2)
 ---

/   /  On [date] pursuant to paragraph (a)(2) of rule 485
 ---

If appropriate, check the following box:

/   /  This post-effective amendment designates a new effective date for a
 ---   previously filed post-effective amendment.

       This post-effective amendment does not relate to the PIMCO Select Value, Cadence Capital Appreciation or Cadence Mid-Cap Funds, three series of the Trust. No disclosure relating to those three series is amended or superseded hereby.

       The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

PIMCO Funds Prospectus

Multi-Manager
Series

November 1, 2002

Share Classes

..
InsInstitutional

..
AdmAdministrative

          --------------------------------------------------------
          PIMCO EQUITY ADVISORS
          Value Fund                      Target Fund
          Renaissance Fund                Opportunity Fund
          Growth & Income Fund            Innovation Fund
          Growth Fund                     Global Innovation Fund
          Select Growth Fund

          --------------------------------------------------------
          CADENCE CAPITAL MANAGEMENT
          Mega-Cap Fund                   Mid-Cap Fund
          Capital Appreciation Fund       Emerging Companies Fund

          --------------------------------------------------------
          NFJ INVESTMENT GROUP            Small-Cap Value Fund
          Equity Income Fund
          Basic Value Fund

          --------------------------------------------------------
          PARAMETRIC PORTFOLIO ASSOCIATES
          Tax-Efficient Equity Fund       Tax-Efficient Structured
                                             Emerging Markets Fund

          --------------------------------------------------------
          MULTI-MANAGER
          Asset Allocation Fund

This cover is not part of the Prospectus.
[LOGO] PIMCO
FUNDS

PIMCO Funds Prospectus

PIMCO Funds:
Multi-Manager
Series

November 1, 2002

Share Classes
Institutional and Administrative

This Prospectus describes 19 mutual funds offered by PIMCO Funds: Multi-Manager Series. The Funds provide access to the professional investment advisory services offered by PIMCO Funds Advisors LLC, a subsidiary of Allianz Dresdner Asset Management L.P., and its investment management affiliates. As of
[        ], 2002, PIMCO Funds Advisors and its investment management affiliates
managed approximately $[   ] billion in assets. PIMCO Funds Advisors'
institutional heritage is reflected in the PIMCO Funds offered in this Prospectus.

The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                                                  Prospectus 1

               Table of Contents

Summary Information......................................................  4
Fund Summaries
   Value Fund............................................................  6
   Renaissance Fund......................................................  8
   Growth & Income Fund.................................................. 10
   Growth Fund........................................................... 12
   Select Growth Fund.................................................... 14
   Target Fund........................................................... 16
   Opportunity Fund...................................................... 18
   Innovation Fund....................................................... 20
   Global Innovation Fund................................................ 22
   Mega-Cap Fund......................................................... 24
   Capital Appreciation Fund............................................. 26
   Mid-Cap Fund.......................................................... 28
   Emerging Companies Fund............................................... 30
   Equity Income Fund.................................................... 32
   Basic Value Fund...................................................... 34
   Small-Cap Value Fund.................................................. 36
   Tax-Efficient Equity Fund............................................. 38
   Tax-Efficient Structured Emerging Markets Fund........................ 40
   Asset Allocation Fund................................................. 43
Summary of Principal Risks............................................... 46
Management of the Funds.................................................. 52
Investment Options -- Institutional Class and Administrative Class Shares 60
Purchases, Redemptions and Exchanges..................................... 61
How Fund Shares Are Priced............................................... 66
Fund Distributions....................................................... 67
Tax Consequences......................................................... 67
Characteristics and Risks of Securities and Investment Techniques........ 68
Additional Information About the Asset Allocation Fund................... 76
Financial Highlights..................................................... 82


2   PIMCO Funds: Multi-Manager Series

                     (This page left blank intentionally)


                                                                  Prospectus 3

Summary Information



               The table below lists the investment objectives and certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 6.

                                                                                                    Approximate
                                                                                                    Number of
Sub-Adviser     Fund                 Investment Objective                 Main Investments          Holdings
---------------------------------------------------------------------------------------------------------------
PIMCO Equity    Value                Long-term growth of capital and      Common stocks of          35-50
Advisors                             income                               companies with market
                                                                          capitalizations of more
                                                                          than $5 billion and
                                                                          below-average valuations
                                                                          whose business
                                                                          fundamentals are
                                                                          expected to improve
                -----------------------------------------------------------------------------------------------
                Renaissance          Long-term growth of capital and      Common stocks of          50-80
                                     income                               companies with
                                                                          below-average valuations
                                                                          whose business
                                                                          fundamentals are
                                                                          expected to improve
                -----------------------------------------------------------------------------------------------
                Growth & Income      Long-term growth of capital; current Common stocks of          40-60
                                     income is a secondary objective      companies with market
                                                                          capitalizations of at
                                                                          least $1 billion
                -----------------------------------------------------------------------------------------------
                Growth               Long-term growth of capital;         Common stocks of          35-50
                                     income is an incidental              companies with market
                                     consideration                        capitalizations of at
                                                                          least $5 billion
                -----------------------------------------------------------------------------------------------
                Select Growth        Long-term growth of capital;         Common stocks of          15-25
                                     income is an incidental              companies with market
                                     consideration                        capitalizations of at
                                                                          least $10 billion
                -----------------------------------------------------------------------------------------------
                Target               Capital appreciation; no             Common stocks of          40-60
                                     consideration is given to income     companies with market
                                                                          capitalizations of
                                                                          between $1 billion and
                                                                          $10 billion
                -----------------------------------------------------------------------------------------------
                Opportunity          Capital appreciation; no             Common stocks of          80-120
                                     consideration is given to income     companies with market
                                                                          capitalizations of
                                                                          between $100 million and
                                                                          $2 billion
                -----------------------------------------------------------------------------------------------
                Innovation           Capital appreciation; no             Common stocks of          40-60
                                     consideration is given to income     technology-related
                                                                          companies with market
                                                                          capitalizations of more
                                                                          than $200 million
                -----------------------------------------------------------------------------------------------
                Global Innovation    Capital appreciation; no             Common stocks of U.S.     30-60
                                     consideration is given to income     and non-U.S.
                                                                          technology-related
                                                                          companies with market
                                                                          capitalizations of more
                                                                          than $200 million
---------------------------------------------------------------------------------------------------------------
Cadence Capital Mega-Cap             Long-term growth of capital          Common stocks of          40-60
Management                                                                companies with very
                                                                          large market
                                                                          capitalizations that
                                                                          have improving
                                                                          fundamentals and whose
                                                                          stock is reasonably
                                                                          valued by the market
                -----------------------------------------------------------------------------------------------
                Capital Appreciation Growth of capital                    Common stocks of          60-100
                                                                          companies with market
                                                                          capitalizations of at
                                                                          least $1 billion that
                                                                          have improving
                                                                          fundamentals and whose
                                                                          stock is reasonably
                                                                          valued by the market
                -----------------------------------------------------------------------------------------------
                Mid-Cap              Growth of capital                    Common stocks of          60-100
                                                                          companies with medium
                                                                          market capitalizations
                                                                          (more than $500 million
                                                                          but excluding the
                                                                          200 largest
                                                                          capitalization companies)
                -----------------------------------------------------------------------------------------------
                Emerging Companies   Long-term growth of capital          Common stocks of          60-100
                                                                          companies with market
                                                                          capitalizations of less
                                                                          than $250 million that
                                                                          have improving
                                                                          fundamentals and whose
                                                                          stock is reasonably
                                                                          valued by the market
---------------------------------------------------------------------------------------------------------------


4   PIMCO Funds: Multi-Manager Series

                                                                                                           Approximate
                                                                                                           Number of
Sub-Adviser          Fund                     Investment Objective               Main Investments          Holdings
----------------------------------------------------------------------------------------------------------------------
NFJ Investment       Equity Income            Current income as a primary        Income producing common     40-50
Group                                         objective; long-term growth of     stocks of companies with
                                              capital is a secondary objective   market capitalizations
                                                                                 of more than $2 billion
                     -------------------------------------------------------------------------------------------------
                     Basic Value              Long-term growth of capital and    Common stocks of             40
                                              income                             companies with market
                                                                                 capitalizations of more
                                                                                 than $2 billion that are
                                                                                 undervalued relative to
                                                                                 the market and their
                                                                                 industry groups
                     -------------------------------------------------------------------------------------------------
                     Small-Cap Value          Long-term growth of capital and    Common stocks of             100
                                              income                             companies with market
                                                                                 capitalizations of
                                                                                 between $100 million and
                                                                                 $1.5 billion and
                                                                                 below-average
                                                                                 price-to-earnings ratios
                                                                                 relative to the market
                                                                                 and their industry groups
----------------------------------------------------------------------------------------------------------------------
Parametric Portfolio Tax-Efficient Equity     Maximum after-tax growth of        A broadly diversified     More than
Associates                                    capital                            portfolio of at least        200
                                                                                 200 common stocks of
                                                                                 companies represented in
                                                                                 the S&P 500 Index with
                                                                                 market capitalizations
                                                                                 of more than $5 billion
                     -------------------------------------------------------------------------------------------------
                     Tax-Efficient Structured Long-term growth of capital;       Common stocks of          More than
                     Emerging Markets         the Fund also seeks to achieve     companies located in, or     300
                                              superior after-tax returns for its whose principal business
                                              shareholders by using a variety    operations are based in,
                                              of tax-efficient management        emerging markets
                                              strategies
----------------------------------------------------------------------------------------------------------------------
Multi-Manager        Asset Allocation         Long-term capital appreciation     Approximately 60% (range
                                              and current income                 of 50%-70%) in PIMCO        10-30
                                                                                 stock funds and 40%
                                                                                 (range of 30%-50%) in
                                                                                 PIMCO bond funds
----------------------------------------------------------------------------------------------------------------------

Fund           The Funds provide a broad range of investment choices. The
Descriptions,  following Fund Summaries identify each Fund's investment
Performance    objective, principal investments and strategies, principal
and Fees       risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

Note for All   It is possible to lose money on investments in the Funds.  The
Funds          fact that a Fund had good performance in the past (for example, during the year ended 1999) is no assurance that the value of the Fund's investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A Note on      The Asset Allocation Fund is intended for investors who prefer
PIMCO Asset    to have their asset allocation decisions made by professional
Allocation     money managers. The Asset Allocation Fund invests only in Funds
Fund           in the PIMCO Funds family. The PIMCO Funds in which the Asset
               Allocation Fund invests are called Underlying Funds in this Prospectus.

               Some of the Underlying Funds invest primarily in equity securities and are called Underlying Stock Funds. Many of the Funds offered in this Prospectus are Underlying Stock Funds. Other Underlying Funds invest primarily in fixed income securities, including money market instruments, and are called Underlying Bond Funds. The Underlying Bond Funds and some of the Underlying Stock Funds are offered in different prospectuses.

               While the Asset Allocation Fund provides a relatively high level of diversification in comparison to most mutual funds, the Fund may not be suitable as a complete investment program.


                                                                  Prospectus 5

               PIMCO Value Fund                Ticker Symbols:
                                               PDLIX (Inst. Class)
                                               PVLAX (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                        Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Undervalued larger capitalization More than $5 billion
                      and income                        stocks with improving business
                                                        fundamentals                      Dividend Frequency
                                                                                          At least annually
                                                        Approximate Number of Holdings
                                                        35-50

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

               The portfolio manager selects stocks for the Fund using a "value" style. The portfolio manager invests primarily in stocks of companies having below-average valuations whose business fundamentals are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

             .Market Risk            .Foreign Investment Risk  .Credit Risk
             .Issuer Risk            .Currency Risk            .Management Risk
             .Value Securities Risk  .Focused Investment Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares. For periods prior to the inception of Administrative Class shares (8/21/97), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's
               Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. Prior to May 8, 2000, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


6   PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class More Recent Return Information
-------------------------------------------------- ------------------------------------
                                                   1/1/02-9/30/02                 [  ]%

                                                   Highest and Lowest Quarter Returns
                                                   (for periods shown in the bar chart)

                                                   ------------------------------------
                                                   Highest (2nd Qtr. '99)        17.92%
                                                   ------------------------------------
                                                   Lowest (3rd Qtr. '98)        -13.23%

                [CHART]

      1992    1993    1994    1995    1996
     ------  ------  ------  ------  ------
     13.15%  16.41%  -4.07%  38.91%  20.34%

       1997    1998   1999    2000    2001
      ------  ------  -----  ------  ------
      26.21%  10.17%  4.30%  31.02%  15.70%

        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                                   Fund Inception
                                                          1 Year  5 Years 10 Years (12/30/91)/(4)/
--------------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                   [  ]%   [  ]%   [  ]%    [  ]%
--------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/   [  ]%   [  ]%   [  ]%    [  ]%
--------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares/(1)/                [  ]%   [  ]%   [  ]%    [  ]%
--------------------------------------------------------------------------------------------------
Administrative Class                                      15.31%  16.74%  16.29%   16.37%
--------------------------------------------------------------------------------------------------
Russell 1000 Value Index/(2)/                              -5.59% 11.13%  14.13%   14.13%
--------------------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Average/(3)/                  -1.78% 10.51%  13.28%   13.28%
--------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of
    Fund shares at the end of the measurement period. After-tax returns are for Institutional
    Class shares only. After-tax returns for Administrative Class shares will vary.
(2) The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index.
(3) The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges, without concentrating in any one market capitalization range over an extended period of time.
    It does not take into account sales charges.
(4) The Fund began operations on 12/30/91. Index comparisons begin on 12/31/91.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)                           None

Redemption Fee (as a percentage of exchange price or amount redeemed)                1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges).
  The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                                      Distribution                 Total Annual
                                                             Advisory and/or Service Other         Fund Operating
Share Class                                                  Fees     (12b-1) Fees   Expenses/(1)/ Expenses
-----------------------------------------------------------------------------------------------------------------
Institutional                                                0.45%    None           0.25%         0.70%
-----------------------------------------------------------------------------------------------------------------
Administrative                                               0.45     0.25%          0.25          0.95
-----------------------------------------------------------------------------------------------------------------
(1) Other Expenses reflects a 0.25% Administrative Fee paid by each class.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or
Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                                                  Year 1   Year 3         Year 5        Year 10
-----------------------------------------------------------------------------------------------------------------
Institutional                                                $72      $224           $390          $  871
-----------------------------------------------------------------------------------------------------------------
Administrative                                                97       303            525           1,166
-----------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 7

               PIMCO Renaissance Fund                Ticker Symbols:
                                                     PRNIX (Inst. Class)
                                                     PRAAX (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                        Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Undervalued stocks with improving All capitalizations
                      and income                        business fundamentals
                                                                                          Dividend Frequency
                                                        Approximate Number of Holdings    At least annually
                                                        50-80

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) stocks.

               The portfolio manager selects stocks for the Fund using a "value" style. The portfolio manager invests primarily in common stocks of companies having below-average valuations whose business fundamentals, such as market share, strength of management and competitive position, are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs).

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

             .Market Risk            .Foreign Investment Risk  .Credit Risk
             .Issuer Risk            .Currency Risk            .Management Risk
             .Value Securities Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares. For periods prior to the inception of Institutional Class shares (12/30/97) and Administrative
               Class shares (8/31/98), performance information shown in the bar chart (including the information to its right) and in the Average Annual Total Returns table for those classes is based on the performance of the Fund's Class C shares, which are offered in a different prospectus. The prior Class C performance has been adjusted to reflect the actual fees and expenses paid by Institutional Class and Administrative Class shares, including no sales charges (loads) and lower distribution and/or service
               (12b-1) fees (if any) and administrative fees. Prior to May 7, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements.
               The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


8   PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   ------------------------------------
                                                   1/1/02-9/30/02              [  ]%

                                                   Highest and Lowest Quarter Returns
                                                   (for periods shown in the bar chart)
                                                   ------------------------------------
                                                   Highest (4th Qtr. '01)     21.32%
                                                   ------------------------------------
                                                   Lowest (3rd Qtr. '98)     -16.52%
                             [CHART]

       1992    1993    1994    1995    1996
      -----  ------  ------  ------  ------
      9.02%  22.62%  -3.95%  29.06%  25.82%

        1997    1998   1999    2000    2001
      ------  ------  -----  ------  ------
      36.42%  11.83%  9.80%  38.22%  19.87%

        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                               Fund Inception
                                                       1 Year 5 Years 10 Years (4/18/88)/(4)/
---------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                [  ]%  [  ]%   [  ]%    [  ]%
---------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1)/                                     [  ]%  [  ]%   [  ]%    [  ]%
---------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares/(1)/             [  ]%  [  ]%   [  ]%    [  ]%
---------------------------------------------------------------------------------------------
Administrative Class                                   19.60% 22.41%  18.93%   16.11%
---------------------------------------------------------------------------------------------
Russell Mid-Cap Value Index/(2)/                        2.33% 11.46%  14.41%   13.93%
---------------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Average/(3)/              -1.78% 10.51%  13.28%   12.75%
---------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
    After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for
    Administrative Class shares will vary.
(2) The Russell Mid-Cap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.
(3) The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
(4) The Fund began operations on 4/18/88. Index comparisons begin on 4/30/88.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)            None
Redemption Fee (as a percentage of exchange price or amount redeemed) 1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The
  Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and
  Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                    Distribution                    Total Annual
                                       Advisory     and/or Service    Other         Fund Operating
Share Class                            Fees         (12b-1) Fees      Expenses/(1)/ Expenses
--------------------------------------------------------------------------------------------------
Institutional                          0.60%        None              0.25%         0.85%
--------------------------------------------------------------------------------------------------
Administrative                         0.60         0.25%             0.25          1.10
--------------------------------------------------------------------------------------------------
(1) Other Expenses reflects a 0.25% Administrative Fee paid by each class.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest
$10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                            Year 1       Year 3            Year 5        Year 10
--------------------------------------------------------------------------------------------------
Institutional                          $  87        $ 271             $ 471         $1,049
--------------------------------------------------------------------------------------------------
Administrative                           112          350               606          1,340
--------------------------------------------------------------------------------------------------


                                                                  Prospectus 9

               PIMCO Growth & Income Fund                Ticker Symbols:
                                                         PMEIX (Inst. Class)
                                                         PGOIX (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective         Fund Focus                      Approximate Capitalization Range
and Strategies        Seeks long-term growth of    Medium and large capitalization At least $1 billion
                      capital; current income is a common stocks
                      secondary objective                                          Dividend Frequency
                                                   Approximate Number of Holdings  Quarterly
                                                   40-60

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of at least $1 billion at the time of investment. The Fund may invest up to 75% of its assets in securities selected for their growth potential. The Fund will normally invest at least 25% of its assets in securities selected for their income potential, including dividend-paying common stocks, preferred stocks, corporate bonds, convertible securities and real estate investment trusts (REITs).

               When selecting securities for the Fund's "growth" segment, the portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund's portfolio managers may choose to sell a stock in the "growth" segment when they believe that its earnings will be disappointing or that market sentiment on the company will turn negative. The portfolio managers will also consider selling a stock if the company does not meet the managers' estimates on revenues and/or earnings, or if an alternative investment is deemed to be more attractive.

               When selecting securities for the Fund's "income" segment, the portfolio managers seek to identify companies with strong operating fundamentals that offer potential for capital appreciation and that also have a dividend yield in excess of the yield on the S&P 500 Index. The portfolio managers may replace an "income" security when another security with a similar risk-to-reward profile offers either better potential for capital appreciation or a higher yield than the Fund's current holding. To achieve its income objective, the Fund may also invest to a limited degree in preferred stocks, convertible securities and REITs. The Fund may invest up to 10% of its assets in corporate bonds, which will typically consist of investment grade securities of varying maturities but may also include high yield securities ("junk bonds") rated at least B by Standard & Poor's Rating Services or Moody's Investors Service, Inc. or, if unrated, determined by the Adviser to be of comparable quality.

               The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

         .Market Risk             .Liquidity Risk           .Interest Rate Risk
         .Issuer Risk             .Foreign Investment Risk  .High Yield Risk
         .Value Securities Risk   .Currency Risk            .Credit Risk
         .Growth Securities Risk  .Focused Investment Risk  .Management Risk
         .Smaller Company Risk    .Technology Related Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class Shares. For periods prior to 4/16/01, performance information shown in the Average Annual Total
               Returns table for Administrative Class shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. The performance information on the next page for periods prior to August 1, 2000, reflects the Fund's advisory fee rate in effect prior to that date (0.63% per annum), which is higher than the current rate (0.60% per annum). Prior to July 1, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. In addition, the Fund changed its investment objective and policies on August 1, 2000; the performance results shown on the next page would not necessarily have been achieved had the Fund's current objective and policies then been in effect. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


10  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   ------------------------------------
                                                   1/1/02-9/30/02              [  ]%

                                                   Highest and Lowest Quarter Returns
                                                   (for periods shown in the bar chart)
                                                   ------------------------------------
                                                   Highest (4th Qtr. '99)     40.12%
                                                   ------------------------------------
                                                   Lowest (3rd Qtr. '01)     -21.95%
                            [CHART]

           1995    1996    1997    1998
          ------  ------  ------  ------
          31.72%  17.31%  16.22%  29.89%

                 1999    2000     2001
               ------  ------  -------
               51.81%  19.79%  -24.56%


        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)
                                                              Fund Inception
                                              1 Year  5 Years (12/28/94)/(4)/
-----------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/        [  ]%  [  ]%   [  ]%
-----------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1)/                             [  ]%  [  ]%   [  ]%
-----------------------------------------------------------------------------
Institutional Class -- After Taxes on           [  ]%
 Distributions and Sale of Fund Shares/(1)/            [  ]%   [  ]%
-----------------------------------------------------------------------------
Administrative Class                          -24.79% 15.38%  17.75%
-----------------------------------------------------------------------------
S&P 500 Index/(2)/                            -11.87% 10.70%  15.92%
-----------------------------------------------------------------------------
Lipper Large-Cap Core Funds Average/(3)/      -13.77%  8.19%  11.01%
-----------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
    Institutional Class shares only. After-tax returns for Administrative
    Class shares will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index. The S&P 500
    Index replaced the S&P Mid-Cap 400 Index (an unmanaged index of middle capitalization U.S. stocks) as the Fund's comparative index because
    PIMCO Funds Advisors believes the S&P 500 Index is more representative of the Fund's investment strategies. For the periods ended December 31,
    2001, the 1 Year, 5 Years and Fund Inception average annual total returns of the S&P Mid-Cap 400 Index were -0.62%, 16.11% and 18.57%, respectively.
(3) The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400
    Index. It does not take into account sales charges.
(4) The Fund began operations on 12/28/94. Index comparisons begin on
    12/31/94.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)               None
Redemption Fee (as a percentage of exchange price or amount redeemed)   1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged.
  Redemption Fees are paid to and retained by the Fund and are not sales charges
  (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                     Distribution                     Total Annual
                                       Advisory      and/or Service     Other         Fund Operating
Share Class                            Fees/(1)/     (12b-1) Fees       Expenses/(2)/ Expenses
----------------------------------------------------------------------------------------------------
Institutional                          0.60%         None               0.25%         0.85%
----------------------------------------------------------------------------------------------------
Administrative                         0.60          0.25%              0.25          1.10
----------------------------------------------------------------------------------------------------
(1) On August 1, 2000, the Fund's advisory fee rate decreased by 0.03%, to 0.60% per annum.
(2) Other Expenses reflects a 0.25% Administrative Fee paid by each class.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5%
return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                            Year 1        Year 3             Year 5        Year 10
----------------------------------------------------------------------------------------------------
Institutional                          $ 87          $271               $471          $1,049
----------------------------------------------------------------------------------------------------
Administrative                          112           350                606           1,340
----------------------------------------------------------------------------------------------------


                                                                  Prospectus 11

               PIMCO Growth Fund                Ticker Symbols:
                                                PGFIX (Inst. Class)
                                                PGFAX (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective             Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks long-term growth of        Larger capitalization common stocks At least $5 billion
                      capital; income is an incidental
                      consideration                    Approximate Number of Holdings      Dividend Frequency
                                                       35-50                               At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $5 billion at the time of investment.

               The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..  Market Risk             .  Foreign Investment Risk  .  Focused Investment Risk
..  Issuer Risk             .  Currency Risk            .  Credit Risk
..  Growth Securities Risk  .  Technology Related Risk  .  Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares. For periods prior to the inception of Institutional Class and Administrative Class shares
               (3/31/99), performance information shown in the bar chart
               (including the information to its right) and in the Average
               Annual Total Returns table is based on the performance of the Fund's Class C shares, which are offered in a different prospectus. The prior Class C performance has been adjusted to reflect the actual fees and expenses paid by Institutional Class and Administrative Class shares, including no sales charges
               (loads) and lower administrative fees and other expenses paid by Institutional Class and Administrative Class shares (including no distribution and/or service (12b-1) fees paid by Institutional Class shares). Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


12  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class                             More Recent Return Information

                                                                               ------------------------------------
                                                                               1/1/02-9/30/02                 [  ]%

                                                                               Highest and Lowest Quarter Returns
                                                                               (for periods shown in the bar chart)

                                                                               ------------------------------------
                                                                               Highest (4th Qtr. '99)        36.02%
                                                                               ------------------------------------
                                                                               Lowest (1st Qtr. '01)        -23.46%
                             [CHART]

 1992   1993    1994   1995    1996     1997     1998    1999      2000    2001
 -----  ------  -----  ------  ------   ------   ------  ------  ------- -------
 3.26%  10.57%  0.40%  28.91%  18.87%   23.22%   40.47%  40.87%  -13.63% -28.76%
        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)
                                                                                Fund Inception
                                                       1 Year  5 Years 10 Years (2/24/84)/(4)/
----------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                 [  ]%  [  ]%   [  ]%    [  ]%
----------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1)/                                      [  ]%  [  ]%   [  ]%    [  ]%
----------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions
 and Sale of Fund Shares/(1)/                            [  ]%  [  ]%    [  ]%   [  ]%
----------------------------------------------------------------------------------------------
Administrative Class                                   -28.93%  8.12%   9.87%   14.61%
----------------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                     -11.87% 10.70%  12.94%   14.92%
----------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average/(3)/             -22.94%  8.15%  10.09%   12.45%
----------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative
    Class shares will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap
    400 Index. It does not take into account sales charges.
(4) The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)                           None

Redemption Fee (as a percentage of exchange price or amount redeemed)                1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition
  (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                                      Distribution                 Total Annual
                                                             Advisory and/or Service Other         Fund Operating
Share Class                                                  Fees     (12b-1) Fees   Expenses/(1)/ Expenses
-----------------------------------------------------------------------------------------------------------------
Institutional                                                0.50%    None           0.25%         0.75%
-----------------------------------------------------------------------------------------------------------------
Administrative                                               0.50     0.25%          0.25          1.00
-----------------------------------------------------------------------------------------------------------------
(1) Other Expenses reflects a 0.25% Administrative Fee paid by each class.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or
Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                                                  Year 1   Year 3         Year 5        Year 10
-----------------------------------------------------------------------------------------------------------------
Institutional                                                $  77    $ 240          $ 417         $  930
-----------------------------------------------------------------------------------------------------------------
Administrative                                                 102      318            552          1,225
-----------------------------------------------------------------------------------------------------------------



                                                                  Prospectus 13

               PIMCO Select Growth Fund                Ticker Symbols:
                                                       PCFIX (Inst. Class)
                                                       PCEAX (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective               Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital; Larger capitalization common stocks At least $10 billion income is an incidental
                      consideration                      Approximate Number of Holdings      Dividend Frequency
                                                         15-25                               At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $10 billion at the time of investment. The Fund normally invests in the securities of 15 to 25 issuers.

               The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

        . Market Risk              . Focused Investment Risk  . Currency Risk
        . Issuer Risk              . Growth Securities Risk   . Credit Risk
        . Technology Related Risk  . Foreign Investment Risk  . Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares. For periods prior to the inception of Administrative Class shares (5/31/95), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's
               Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. The performance information on the next page for periods prior to April 1, 2000, reflects the Fund's advisory fee rate in effect prior to that date (0.57% per annum); these results would have been lower had the current advisory fee rate (0.60% per annum) then been in effect. Prior to July 1, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. In addition, the Fund changed its investment objective and policies on April 1, 2000; the performance results shown on the next page would not necessarily have been achieved had the Fund's current objective and policies then been in effect. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


14  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class      More Recent Return Information
                                                        ------------------------
                                                        1/1/02-9/30/02               [  ]%

                                                        Highest and Lowest Quarter Returns
                                                        ------------------------
                                                        Highest (4th Qtr. '98)      24.90%
                                                        ------------------------
                                                        Lowest (1st Qtr. '01)      -24.69%
                               [CHART]

1995     1996    1997    1998    1999     2000    2001
------  ------  ------  ------  ------  ------  -------
27.96%  17.95%  25.32%  41.06%  24.27%  -8.24%  -32.59%

        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                        Fund Inception
                                                        1 Year  5 Years (12/28/94)/(4)/
---------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                 [  ]%   [  ]%   [  ]%
---------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1)/                                      [  ]%   [  ]%   [  ]%
---------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions
 and Sale of Fund Shares/(1)/                            [  ]%   [  ]%   [  ]%
---------------------------------------------------------------------------------------
Administrative Class                                    -32.79%  5.99%  10.50%
---------------------------------------------------------------------------------------
S&P 500 Index/(2) /                                     -11.87% 10.70%  15.92%
---------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average/(3) /             -22.94%  8.15%  12.76%
---------------------------------------------------------------------------------------

(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4) The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)             None
Redemption Fee (as a percentage of exchange price or amount redeemed)  1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See
  "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
                                                      Distribution                   Total Annual
                                           Advisory   and/or Service   Other         Fund Operating
Share Class                                Fees       (12b-1) Fees     Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------------
Institutional                              0.60%      None             0.25%         0.85%
---------------------------------------------------------------------------------------------------
Administrative                             0.60       0.25%            0.25          1.10
---------------------------------------------------------------------------------------------------
(1) Other Expenses reflects a 0.25% Administrative Fee paid by each class.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                                Year 1     Year 3           Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                              $ 87       $271             $471          $1,049
---------------------------------------------------------------------------------------------------
Administrative                              112        350              606           1,340
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 15

               PIMCO Target Fund                Ticker Symbols:
                                                PFTIX (Inst. Class)
                                                PTADX (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective             Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks capital appreciation; no   Medium capitalization common   Between $1 billion and $10 billion
                      consideration is given to income stocks
                                                                                      Dividend Frequency
                                                       Approximate Number of Holdings At least annually
                                                       40-60

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of between $1 billion and $10 billion at the time of investment.

               The portfolio managers select stocks for the Fund using a "growth" style. The portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio managers believe that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

    .Market Risk             .Liquidity Risk           .Focused Investment Risk
    .Issuer Risk             .Foreign Investment Risk  .Credit Risk
    .Growth Securities Risk  .Currency Risk            .Management Risk
    .Smaller Company Risk    .Technology Related Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares. For periods prior to the inception of Institutional Class and Administrative Class shares
               (3/31/99), performance information shown in the bar chart
               (including the information to its right) and in the Average
               Annual Total Returns table is based on the performance of the Fund's Class A shares, which are offered in a different prospectus. The prior Class A performance has been adjusted to reflect the actual fees and expenses paid by Institutional Class and Administrative Class shares, including no sales charges
               (loads) and lower administrative fees and other expenses paid by Institutional Class and Administrative Class shares (including no distribution and/or service (12b-1) fees paid by Institutional Class shares). Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


16  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   ----------------------------------
                                                   1/1/02-9/30/02               [  ]%

                                                   Highest and Lowest Quarter Returns
                                                   (for periods shown in the bar chart)
                                                   ----------------------------------
                                                   Highest (4th Qtr. '99)      52.78%
                                                   ----------------------------------
                                                   Lowest (3rd Qtr. '01)      -27.00%
                            [CHART]

              1993   1994    1995    1996
            ------  -----  ------  ------
            26.00%  4.28%  32.36%  17.08%

        1997    1998    1999   2000    2001
      ------  ------  ------  -----  -------
      16.84%  24.64%  66.50%  9.68%  -28.34%

        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                   Fund Inception
                                                   1 Year  5 Years (12/17/92)/(4)/
----------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/             [  ]%  [  ]%   [  ]%
----------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1)/                                  [  ]%  [  ]%   [  ]%
----------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares/(1)/          [  ]%  [  ]%   [  ]%
----------------------------------------------------------------------------------
Administrative Class                               -28.53% 13.69%  16.16%
----------------------------------------------------------------------------------
Russell Mid-Cap Growth Index/(2)/
----------------------------------------------------------------------------------
Lipper Multi-Cap Growth Funds Average/(3)/         -26.06%  8.61%  11.46%
----------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as
    401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2) The Russell Mid-Cap Growth Index is an unmanaged index that measures the performance of those Russell Mid-Cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is not possible to invest directly in the index. The Russell Mid-Cap Growth Index replaced the S&P Mid-Cap 400
    Index (an unmanaged index of middle capitalization U.S. stocks) as the Fund's comparative index because PIMCO Funds Advisors believes the Russell Mid-Cap
    Growth Index is more representative of the Fund's investment strategies. For the periods ended December 31, 2001, the 1 Year, 5 Years and Fund Inception
    average annual total returns of the S&P Mid-Cap 400 Index were -0.62%, 16.11%
    and 15.36%, respectively.
(3) The Lipper Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
(4) The Fund began operations on 12/17/92. Index comparisons begin on 12/31/92.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Institutional Class or Administrative Class shares
the Fund       of the Fund:
Shareholder Fees (fees paid directly from your investment) None

Redemption Fee (as a percentage of exchange price or amount redeemed)    1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to
  1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and
  Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                         Distribution                 Total Annual
                                                Advisory and/or Service Other         Fund Operating
Share Class                                     Fees     (12b-1) Fees   Expenses/(1)/ Expenses
----------------------------------------------------------------------------------------------------
Institutional                                   0.55%    None           0.25%         0.80%
----------------------------------------------------------------------------------------------------
Administrative                                  0.55     0.25%          0.25          1.05
----------------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.25% Administrative Fee paid by each class.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                                     Year 1   Year 3         Year 5        Year 10
----------------------------------------------------------------------------------------------------
Institutional                                   $ 82     $255           $444          $  990
----------------------------------------------------------------------------------------------------
Administrative                                   107      334            579           1,283
----------------------------------------------------------------------------------------------------


                                                                  Prospectus 17

               PIMCO Opportunity Fund                Ticker Symbols:
                                                     POFIX (Inst. Class)
                                                     POADX (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective             Fund Focus                           Approximate Capitalization Range
and Strategies        Seeks capital appreciation; no   Smaller capitalization common stocks Between $100 million and $2 billion consideration is given to income
                                                       Approximate Number of Holdings       Dividend Frequency
                                                       80-120                               At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of between $100 million and $2 billion at the time of investment.

               The portfolio manager's investment process focuses on bottom-up, fundamental analysis. The portfolio manager seeks companies with strong earnings growth, with a particular focus on companies that may deliver surprisingly strong growth. Through extensive, in-depth proprietary research, the portfolio manager searches for non-consensus information regarding the growth prospects for small-capitalization companies. The investment process includes both quantitative and qualitative analysis aimed at identifying candidate securities. The portfolio manager generates investment ideas from numerous sources, including proprietary research, Wall Street research, investment publications, and quantitative data. Once a potential investment is identified, the portfolio manager conducts a quantitative analysis to determine if the stock is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio manager may interview company management, competitors and other industry experts to gauge the company's business model, future prospects and financial outlook. For new investments, the portfolio manager generally begins with making a relatively small investment in a company, which may be increased based upon potential upside performance and conviction in the company. Industry weightings are periodically evaluated versus the benchmark; the portfolio manager may trim positions in industries with a 50% overweight. The portfolio manager seeks to diversify the portfolio among different industries.

               The Fund may invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund may invest a substantial portion of its assets in the securities of smaller capitalization companies and securities issued in initial public offerings (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

    .Market Risk             .IPO Risk                 .Technology Related Risk
    .Issuer Risk             .Liquidity Risk           .Focused Investment Risk
    .Growth Securities Risk  .Foreign Investment Risk  .Credit Risk
    .Smaller Company Risk    .Currency Risk            .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares. For periods prior to the inception of Institutional Class and Administrative Class shares
               (3/31/99), performance information shown in the bar chart
               (including the information to its right) and in the Average
               Annual Total Returns table is based on the performance of the Fund's Class C shares, which are offered in a different prospectus. The prior Class C performance has been adjusted to reflect the actual fees and expenses paid by Institutional Class and Administrative Class shares, including no sales charges
               (loads) and lower administrative fees and other expenses paid by Institutional Class and Administrative Class shares (including no distribution and/or service (12b-1) fees paid by Institutional Class shares). Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


18  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   ----------------------------------
                                                   1/1/02-9/30/02               [  ]%

                                                   Highest and Lowest Quarter Returns
                                                   ----------------------------------
                                                   Highest (4th Qtr. '99)      45.34%
                                                   ----------------------------------
                                                   Lowest (3rd Qtr. '01)      -30.90%
                 [CHART]

   1992    1993    1994    1995    1996
  ------  ------  ------  ------  ------
  29.92%  37.70%  -3.63%  43.13%  12.83%

 1997   1998    1999     2000     2001
------  -----  ------  -------  -------
-3.65%  2.48%  64.93%  -13.74%  -16.99%

        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)
                                                                       Fund Inception
                                              1 Year  5 Years 10 Years (2/24/84)/(4)/
-------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/        [  ]% [  ]%    [  ]%    [  ]%
-------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1)/                             [  ]% [  ]%    [  ]%    [  ]%
-------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares/(1)/     [  ]% [  ]%    [  ]%    [  ]%
-------------------------------------------------------------------------------------
Administrative Class                          -17.16% 2.97%   12.27%   15.35%
-------------------------------------------------------------------------------------
Russell 2000 Growth Index/(2)/                 -9.23% 2.87%    7.19%    8.30%
-------------------------------------------------------------------------------------
Lipper Small-Cap Growth Funds Average/(3)/    -10.79% 8.51%   11.17%   11.29%
-------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
    Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2) The Russell 2000 Growth Index is a capitalization weighted broad based index of
    2,000 small capitalization U.S. stocks considered to have a greater than average growth orientation. It is not possible to invest directly in the index. The
    Russell 2000 Growth Index replaced the Russell 2000 Index (a capitalization weighted broad based index of 2000 small capitalization U.S. stocks) as the
    Fund's comparative index because PIMCO Funds Advisors believes the Russell 2000
    Growth Index is more representative of the Fund's investment strategies. For the periods ended December 31, 2001, the 1 Year, 5 Years, 10 Years and Fund
    Inception average annual total returns of the Russell 2000 Index were 2.49%,
    7.52%, 11.51% and 18.98%, respectively.
(3) The Lipper Small-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. It does not take into account sales charges.
(4) The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Institutional Class or Administrative Class shares
the Fund       of the Fund:

Shareholder Fees (fees paid directly from your investment)             None
Redemption Fee (as a percentage of exchange price or amount redeemed)  1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See
  "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
                                                      Distribution                   Total Annual
                                           Advisory   and/or Service   Other         Fund Operating
Share Class                                Fees       (12b-1) Fees     Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------------
Institutional                              0.65%      None             0.25%         0.90%
---------------------------------------------------------------------------------------------------
Administrative                             0.65       0.25%            0.25          1.15
---------------------------------------------------------------------------------------------------
(1) Other Expenses reflects a 0.25% Administrative Fee paid by each class.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                                Year 1     Year 3           Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                              $ 92       $287             $498          $1,108
---------------------------------------------------------------------------------------------------
Administrative                              117        365              633           1,398
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 19

               PIMCO Innovation Fund                Ticker Symbols:
                                                    PIFIX (Inst. Class)
                                                    PIADX (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective           Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks capital appreciation; no Common stocks of technology-   More than $200 million
                      consideration is given to      related companies
                      income                                                        Dividend Frequency
                                                     Approximate Number of Holdings At least annually
                                                     40-60

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

               The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment is disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

               Although the Fund invests principally in common stocks, the Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest a substantial portion of its assets in the securities of smaller capitalization companies. The Fund may invest up to 40% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

           .Market Risk              .Smaller Company Risk     .Currency Risk
           .Issuer Risk              .Liquidity Risk           .Credit Risk
           .Focused Investment Risk  .Foreign Investment Risk  .Management Risk
           .Growth Securities Risk   .Technology Related Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares. For periods prior to the inception of Institutional Class shares (3/5/99) and Administrative Class shares (3/10/00), performance information shown in the bar chart
               (including the information to its right) and the Average Annual
               Total Returns table for those classes is based on the performance of the Fund's Class A shares, which are offered in a different prospectus. The prior Class A performance has been adjusted to reflect the actual fees and expenses paid by Institutional and Administrative Class shares, including no sales charges (loads) and lower administrative fees (including no distribution and/or service (12b-1) fees paid by Institutional Class shares). Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


20  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   ------------------------------------
                                                   1/1/02-9/30/02              [  ]%

                                                   Highest and Lowest Quarter Returns
                                                   (for periods shown in the bar chart)
                                                   ------------------------------------
                                                   Highest (4th Qtr. '99)     79.51%
                                                   ------------------------------------
                                                   Lowest (3rd Qtr. '01)     -46.29%
                            [CHART]

                   1995    1996   1997
                 ------  ------  -----
                 45.89%  24.09%  9.46%

          1998    1999      2000     2001
        ------  -------  -------  -------
        80.11%  140.65%  -28.85%  -44.87%


        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                       Fund Inception
                                                       1 Year  5 years (12/22/94)/(4)/
--------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                 [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1)/                                      [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions
 and Sale of Fund Shares/(1)/                            [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------
Administrative Class                                   -45.03% 13.01%  18.60%
--------------------------------------------------------------------------------------
NASDAQ Composite Index/(2)/
--------------------------------------------------------------------------------------
Lipper Science and Technology Fund Average/(3)/        -37.55%  9.36%  14.08%
--------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
    Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2) The NASDAQ Composite Index is an unmanaged market-value weighted index of all common stocks listed on the NASDAQ Stock Market. It is not possible to invest directly in the index. The NASDAQ Composite Index replaced the S&P 500 Index (an unmanaged index of large capitalization common stocks) as the Fund's comparative index because PIMCO Funds Advisors believes the NASDAQ Composite Index is more representative of the Fund's investment strategies. For the periods ended
    December 31, 2001, the 1 Year, 5 Years and Fund Inception average annual total returns of the S&P 500 Index were - 11.87%, 10.70% and 15.92%, respectively.
(3) The Lipper Science and Technology Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest 65% of their assets in science and technology stocks. It does not take into account sales charges.
(4) The Fund began operations on 12/22/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)                           None

Redemption Fee (as a percentage of exchange price or amount redeemed)                1.00%*

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges).
  The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                                      Distribution                 Total Annual
                                                             Advisory and/or Service Other         Fund Operating
Share Class                                                  Fees     (12b-1) Fees   Expenses/(1)/ Expenses
-----------------------------------------------------------------------------------------------------------------
Institutional                                                0.65%    None           0.25%         0.90%
-----------------------------------------------------------------------------------------------------------------
Administrative                                               0.65     0.25%          0.25          1.15
-----------------------------------------------------------------------------------------------------------------
(1) Other Expenses reflects a 0.25% Administrative Fee paid by each class.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or
Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                                                  Year 1   Year 3         Year 5        Year 10
-----------------------------------------------------------------------------------------------------------------
Institutional                                                $ 92     $287           $498          $1,108
-----------------------------------------------------------------------------------------------------------------
Administrative                                                117      365            633           1,398
-----------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 21

               PIMCO Global Innovation Fund                Ticker Symbols:
                                                           N/A (Inst. Class)
                                                           N/A (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective         Fund Focus                        Approximate Capitalization Range
and Strategies        Seeks capital appreciation;  Common stocks of U.S. and non-    More than $200 million
                      no consideration is given to U.S. technology-related companies
                      income                                                         Dividend Frequency
                                                   Approximate Number of Holdings    At least annually
                                                   30-60

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of U.S. and non-U.S. companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in a particular business sector or industry.

               The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

               Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest a substantial portion of its assets in the securities of smaller capitalization companies and securities issued in initial public offerings (IPOs). The Fund will invest in the securities of issuers located in at least three countries (one of which may be the United States). Although the Fund invests primarily in securities traded principally in the securities markets of developed countries, the Fund has no other prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world, including in developing, or "emerging," markets. The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for risk management or hedging purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

.. Market Risk              . Smaller Company Risk     . Currency Risk
.. Issuer Risk              . Liquidity Risk           . Focused Investment Risk
.. Technology Related Risk  . Derivatives Risk         . Leveraging Risk
.. Growth Securities Risk   . Foreign Investment Risk  . Credit Risk
.. IPO Risk                 . Emerging Markets Risk    . Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance for the Fund's Institutional Class shares. The Fund's Administrative Class shares were not outstanding during the time periods shown. Performance information shown in the Average Annual Total Returns table for the Administrative Class shares is based on performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the Administrative Class shares. For periods prior to the inception of Institutional Class shares (3/31/00), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table for Institutional Class shares and Administrative Class shares is based on the performance


22  PIMCO Funds: Multi-Manager Series
               of the Fund's Class A shares, which are offered in a different prospectus.The Class A performance has been adjusted to reflect that there are no sales charges (loads) and lower administrative fees and other expenses paid by Institutional Class and Administrative Class shares (including no distribution and/or service (12b-1) fees paid by Institutional Class shares). The performance for the year 2000 benefitted to a large extent from the result of investments in IPOs and market conditions in the first quarter of 2000. This performance may not be repeated in the future. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   ----------------------------------
                                                   1/1/02-9/30/02               [  ]%

                                                   Highest and Lowest Quarter Returns
                                                   ----------------------------------
                                                   Highest (1st Qtr. '00)     101.70%
                                                   ----------------------------------
                                                   Lowest (3rd Qtr. '01)      -44.69%
     [CHART]

 2000     2001
------  -------
41.92%  -39.38%

        Calendar Year End (through 12/31)


Average Annual Total Returns (for periods ended 12/31/01)
                                                                              Fund Inception
                                                                      1 Year  (12/31/99)/(4)/
---------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                              [    ]% [    ]%
---------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/              [    ]% [    ]%
---------------------------------------------------------------------------------------------

 Institutional Class -- After Taxes on Distributions and Sale of Fund
 Shares/(1)/                                                          [    ]% [    ]%
---------------------------------------------------------------------------------------------
Administrative Class                                                  -39.56%  -7.49%
---------------------------------------------------------------------------------------------
NASDAQ Composite/(2)/                                                 -21.05% -30.77%
---------------------------------------------------------------------------------------------
Lipper Science and Technology/(3)/                                    -37.55% -35.66%
---------------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold
   Fund shares through tax-deferred arrangements such as 401(k)
   plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
   Institutional Class shares only. After-tax returns for
   Administrative Class shares will vary.
(2)The NASDAQ Composite Index is an unmanaged market-value weighted index of all common stocks listed on the NASDAQ Stock Market. It is not possible to invest directly in the index.
(3)The Lipper Science and Technology Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest
   65% of their assets in science and technology stocks. It does not take into account sales charges.
(4)The Fund began operations on 12/31/99. Index comparisons begin on
   12/31/99.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)             None

Redemption Fee (as a percentage of exchange price or amount redeemed)  2.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See
  "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                      Distribution                   Total Annual
                                           Advisory   and/or Service   Other         Fund Operating
Share Class                                Fees       (12b-1) Fees     Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------------
Institutional                              1.00%      None             0.40%         1.40%
---------------------------------------------------------------------------------------------------
Administrative                             1.00       0.25%            0.40          1.65
---------------------------------------------------------------------------------------------------
(1) Other Expenses reflects a 0.40% Administrative Fee paid by each class.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                                Year 1     Year 3           Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                              $143       $443             $766          $1,680
---------------------------------------------------------------------------------------------------
Administrative                              168        520              897           1,955
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 23

               PIMCO Mega-Cap Fund                Ticker Symbols:
                                                  N/A (Inst. Class)
                                                  N/A (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective      Fund Focus                       Approximate Capitalization Range
and Strategies        Seeks long-term growth of Very large capitalization common
                      capital                   stocks                           Dividend Frequency
                                                                                 At least annually
                                                Approximate Number of Holdings
                                                40-60

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with very large market capitalizations. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top portion of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

               The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

               The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

  . Market Risk            . Growth Securities Risk   . Focused Investment Risk
  . Issuer Risk            . Credit Risk              . Management Risk
  . Value Securities Risk  . Technology Related Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares. The Fund's Administrative Class shares were not outstanding during the time periods shown.
               Performance information shown in the Average Annual Total
               Returns table for the Administrative Class shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service
               (12b-1) fees and other expenses paid by Administrative Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


24  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   ------------------------------------
                                                   1/1/02-9/30/02                 [  ]%

                                                   Highest and Lowest Quarter Returns
                                                   (for periods shown in the bar chart)
                                                   ------------------------------------
                                                   Highest (4th Qtr. '01)        18.14%
                                                   ------------------------------------
                                                   Lowest (1st Qtr. '01)        -27.83%
                       [CHART]

                   2000     2001
                 ------  -------
                 -4.27%  -32.12%

        Calendar Year End (through 12/31)


Average Annual Total Returns (for periods ended 12/31/01)

                                                                     Fund Inception
                                                             1 Year  8/31/99/(4)/
-----------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                       [  ]%  [  ]%
-----------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/       [  ]%  [  ]%
-----------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                                      [  ]%  [  ]%
-----------------------------------------------------------------------------------
Administrative Class                                         -32.30% -8.98%
-----------------------------------------------------------------------------------
S&P 500 Index/(2)/                                           -11.87% -4.64%
-----------------------------------------------------------------------------------
Lipper Multi-Cap Core/(3)/                                   -10.89%  0.29%
-----------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as
    401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
    After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks.
    It is not possible to invest directly in the index.
(3) The Lipper Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
(4) The Fund began operations on 8/31/99. Index comparisons begin on 8/31/99.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)              None
Redemption Fee (as a percentage of exchange price or amount redeemed)  1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See
  "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                      Distribution                   Total Annual
                                           Advisory   and/or Service   Other         Fund Operating
Share Class                                Fees       (12b-1) Fees     Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------------
Institutional                              0.45%      None             0.25%         0.70%
---------------------------------------------------------------------------------------------------
Administrative                             0.45       0.25%            0.25          0.95
---------------------------------------------------------------------------------------------------
(1) Other Expenses reflects a 0.25% Administrative Fee paid by each class.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                                Year 1     Year 3           Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                              $72        $224             $390          $  871
---------------------------------------------------------------------------------------------------
Administrative                              97         303              525           1,166
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 25

               PIMCO Capital Appreciation Fund                Ticker Symbols:
                                                              PAPIX (Inst. Class)
                                                              PICAX (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks growth of capital Larger capitalization common stocks At least $1 billion

                                              Approximate Number of Holdings      Dividend Frequency
                                              60-100                              At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with larger market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

               In making investment decisions for the Fund, the portfolio management team considers the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

               The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it has negative earnings surprises, or shows poor performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

               The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

             .Market Risk            .Growth Securities Risk   .Credit Risk
             .Issuer Risk            .Focused Investment Risk  .Management Risk
             .Value Securities Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares. For periods prior to the inception of Administrative Class shares (7/31/96), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's
               Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


26  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   ------------------------------------
                                                   1/1/02-9/30/02              [  ]%

                                                   Highest and Lowest Quarter Returns
                                                   (for periods shown in the bar chart)
                                                   ------------------------------------
                                                   Highest (4th Qtr. '99)     23.43%
                                                   ------------------------------------
                                                   Lowest (1st Qtr. '01)     -15.11%
                             [CHART]

       1992    1993    1994    1995    1996
       -----  ------  ------  ------  ------
       7.51%  17.70%  -4.26%  37.14%  26.79%

       1997    1998    1999    2000     2001
     ------  ------  ------  ------  -------
     34.22%  17.59%  22.30%  14.02%  -18.89%

        Calendar Year End (through 12/31)


Average Annual Total Returns (for periods ended 12/31/01)
                                                                                  Fund Inception
                                                         1 Year  5 Years 10 Years (3/8/91)(4)
------------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                   [  ]%  [  ]%   [  ]%    [  ]%
------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/   [  ]%  [  ]%   [  ]%    [  ]%
------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions
 and Sale of Fund Shares/(1)/                              [  ]%  [  ]%   [  ]%    [  ]%
------------------------------------------------------------------------------------------------
Administrative Class                                     -19.08% 12.01%  13.88%   14.92%
------------------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                       -11.87% 10.70%  12.94%   13.49%
------------------------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Average/(3)/                 -13.77%  8.19%  11.01%   11.71%
------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative
    Class shares will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap
    400 Index. It does not take into account sales charges. The Lipper Large-Cap Core Funds
    Average replaced the Lipper Multi-Cap Core Funds Average (which tracks funds that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time) as the Fund's comparative average because PIMCO Funds Advisors believes the Lipper Large-Cap Core Funds Average is more representative of the Fund's investment strategies. For the periods ended December
    31, 2001, the 1 Year, 5 Years, 10 Years and Fund Inception average annual total returns of the Lipper Multi-Cap Core Funds Average were - 10.89%, 9.58%, 11.93% and 12.35%
    respectively.
(4) The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Institutional Class or Administrative Class shares
the Fund       of the Fund:

Shareholder Fees (fees paid                                            None
directly from your investment)

Redemption Fee (as a percentage of exchange price or amount redeemed)   1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The
  Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and
  Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                   Distribution                      Total Annual
                                     Advisory      and/or Service      Other         Fund Operating
Share Class                          Fees          (12b-1) Fees        Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------------
Institutional                        0.45%         None                0.25%         0.70%
---------------------------------------------------------------------------------------------------
Administrative                       0.45          0.25%               0.25          0.95
---------------------------------------------------------------------------------------------------
(1) Other Expenses reflects a 0.25% Administrative Fee paid by each class.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest
$10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                          Year 1        Year 3              Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                        $  72         $ 224               $  390        $  871
---------------------------------------------------------------------------------------------------
Administrative                          97           303                  525         1,166
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 27

               PIMCO Mid-Cap Fund                Ticker Symbols:
                                                 PMGIX (Inst. Class)
                                                 PMCGX (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks growth of capital Medium capitalization common   More than $500 million (excluding
                                              stocks                         the 200 largest capitalization
                                                                             companies)
                                              Approximate Number of Holdings
                                              60-100                         Dividend Frequency
                                                                             At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with medium market capitalizations, defined as companies in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

               The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

               The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

      .Market Risk            .Growth Securities Risk  .Focused Investment Risk
      .Issuer Risk            .Smaller Company Risk    .Credit Risk
      .Value Securities Risk  .Liquidity Risk          .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares. For periods prior to the inception of Administrative Class shares (11/30/94), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's
               Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


28  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   ----------------------------------
                                                   1/1/02-9/30/02               [  ]%

                                                   Highest and Lowest Quarter Returns
                                                   (for periods shown in the bar chart)
                                                   ----------------------------------
                                                   Highest (1st Qtr. '00)      23.82%
                                                   ----------------------------------
                                                   Lowest (3rd Qtr. '98)      -14.40%

                       [CHART]

        1992    1993    1994    1995    1996
       ------  ------  ------  ------  ------
       9.18%  15.77%  -2.36%  37.29%   23.36%

        1997    1998    1999    2000     2001
      ------  ------  ------  ------  -------
      34.17%   7.93%  12.98%  28.44%  -19.35%

    Calendar Year End (through (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                       Fund Inception
                                              1 Year  5 Years 10 Years (8/26/91)/(4)/
-------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/        [  ]%  [  ]%   [  ]%    [  ]%
-------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1)/                             [  ]%  [  ]%   [  ]%    [  ]%
-------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares/(1)/     [  ]%  [  ]%   [  ]%    [  ]%
-------------------------------------------------------------------------------------
Administrative Class                          -19.53% 10.90%  13.22%   14.09%
-------------------------------------------------------------------------------------
Russell Mid-Cap Index/(2)/                     -5.62% 11.40%  13.58%   13.98%
-------------------------------------------------------------------------------------
Lipper Mid-Cap Core Funds Average/(3)/         -3.63% 11.62%  12.98%   13.50%
-------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
    Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2) The Russell Mid-Cap Index is an unmanaged index of middle capitalization U.S.
    stocks. It is not possible to invest directly in the index.
(3) The Lipper Mid-Cap Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4) The Fund began operations on 8/26/91. Index comparisons begin on 8/31/91.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)              None
Redemption Fee (as a percentage of exchange price or amount redeemed)  1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within
  30 days of acquisition (including acquisitions through exchanges). The
  Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and
  Exchanges--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
                                                     Distribution               Total Annual
                                        Advisory     and/or Service    Other    Fund Operating
Share Class                             Fees         (12b-1) Fees      Expenses Expenses
----------------------------------------------------------------------------------------------
Institutional                           0.45%        None              0.25%    0.70%
----------------------------------------------------------------------------------------------
Administrative                          0.45         0.25%             0.25     0.95
----------------------------------------------------------------------------------------------
(1) Other Expenses reflects a 0.25% Administrative Fee paid by each class.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest
$10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                             Year 1       Year 3            Year 5   Year 10
----------------------------------------------------------------------------------------------
Institutional                           $72          $224              $390     $  871
----------------------------------------------------------------------------------------------
Administrative                           97           303               525      1,166
----------------------------------------------------------------------------------------------


                                                                  Prospectus 29

               PIMCO Emerging Companies Fund                Ticker Symbols:
                                                            PMCIX (Inst. Class)
                                                            PMGAX (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                       Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Very small capitalization common Less than $250 million stocks
                                                                                         Dividend Frequency
                                                        Approximate Number of Holdings   At least annually
                                                        60-100

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with very small market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

               In making investment decisions for the Fund, the portfolio management team considers companies in the U.S. market with market capitalizations of less than $250 million. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

               The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 3% of the Fund's investments). The Fund may invest a substantial portion of its assets in the securities of smaller capitalization companies and securities issued in initial public offerings (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

               The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

    .Market Risk             .Smaller Company Risk     .Focused Investment Risk
    .Issuer Risk             .IPO Risk                 .Credit Risk
    .Value Securities Risk   .Liquidity Risk           .Management Risk
    .Growth Securities Risk  .Technology Related Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares. For periods prior to the inception of Administrative Class shares (4/1/96), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service
               (12b-1) fees and other expenses paid by Administrative Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


30  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   ------------------------------------
                                                   1/1/02-9/30/02              [  ]%

                                                   Highest and Lowest Quarter Returns
                                                   (for periods shown in the bar chart)
                                                   ------------------------------------
                                                   Highest (4th Qtr. '01)     26.11%
                                                   ------------------------------------
                                                   Lowest (3rd Qtr. '98)     -20.71%
                        [CHART]

           1994    1995    1996    1997
           -----  ------  ------  ------
           1.02%  36.25%  23.83%  36.69%

           1998   1999    2000    2001
          ------  -----  ------  ------
          -3.88%  5.43%  17.81%  10.00%

        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                        Fund Inception
                                                         1 Year 5 Years (6/25/93)/(4)/
--------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                  [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/  [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions
 and Sale of Fund Shares/(1)/                             [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------
Administrative Class                                      9.67% 12.14%  15.95%
--------------------------------------------------------------------------------------
Russell 2000 Index/(2)/                                   2.49%  7.52%  10.60%
--------------------------------------------------------------------------------------
Lipper Small-Cap Core Funds Average/(3)/                  7.66% 10.42%  12.02%
--------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
    Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2) The Russell 2000 Index is a capitalized weighted broad based index of small capitalization U.S. stocks. It is not possible to invest directly in the index.
(3) The Lipper Small-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations (on a three-year weighted basis) of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. It does not take into account sales charges.
(4) The Fund began operations on 6/25/93. Index comparisons begin on 6/30/93.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Institutional Class or Administrative Class shares
the Fund       of the Fund:

Shareholder Fees (fees paid directly from your investment)             None

Redemption Fee (as a percentage of exchange price or amount redeemed)  1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged.
  Redemption Fees are paid to and retained by the Fund and are not sales charges
  (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
                                                     Distribution                    Total Annual
                                         Advisory    and/or Service    Other         Fund Operating
Share Class                              Fees        (12b-1) Fees      Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------------
Institutional                            1.25%       None              0.25%         1.50%
---------------------------------------------------------------------------------------------------
Administrative                           1.25        0.25%             0.25          1.75
---------------------------------------------------------------------------------------------------
(1) Other Expenses reflects a 0.25% Administrative Fee paid by each class.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted
class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                              Year 1      Year 3            Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                            $153        $474              $818          $1,791
---------------------------------------------------------------------------------------------------
Administrative                            178         551               949           2,062
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 31

               PIMCO Equity Income Fund                Ticker Symbols:
                                                       NFJEX (Inst. Class)
                                                       N/A (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                     Approximate Capitalization
and Strategies        Seeks current income as a primary Income producing common stocks Range
                      objective; long-term growth of    with potential for capital     More than $2 billion
                      capital is a secondary objective  appreciation
                                                                                       Dividend Frequency
                                                        Approximate Number of Holdings Quarterly
                                                        40-50

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities. The Fund invests a significant portion of its assets in income-producing (e.g., dividend-paying) common stocks of companies with market capitalizations of more than $2 billion at the time of investment.

               The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. From this group of stocks, the Fund buys approximately 25 stocks with the highest dividend yields. The portfolio managers then screen the most undervalued companies in each industry by dividend yield to identify the highest yielding stocks in each industry. From this group, the Fund buys approximately 25 additional stocks with the lowest P/E ratios.

               In selecting stocks, the portfolio managers consider quantitative factors such as price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The portfolio managers may replace a stock when a stock within the same industry group has a considerably higher dividend yield or lower valuation than the Fund's current holding.

               Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

               The Fund may utilize options and other derivatives instruments (such as stock index futures contracts) primarily for risk management or hedging purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

                     . Market Risk  . Value Securities Risk  . Management Risk
                     . Issuer Risk  . Credit Risk            . Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart
               (including the information to its right) shows performance of the Fund's Institutional Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


32  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   ----------------------------------
                                                   1/1/02-9/30/02               [  ]%

                                                   Highest and Lowest Quarter Returns
                                                   (for periods shown in the bar chart)
                                                   ----------------------------------
                                                   Highest (2nd Qtr. '01)      12.07%

                                                   ----------------------------------
                                                   Lowest (3rd Qtr. '01)       -8.11%
                     [CHART]

                       2001
                      ------
                      16.40%

    Calendar Year End (through (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                     Fund Inception
                                                             1 Year  (5/8/00)/(4)/
-----------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                       [  ]%   [  ]%
-----------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/       [  ]%   [  ]%
-----------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                                      [  ]%   [  ]%
-----------------------------------------------------------------------------------
Administrative Class                                          16.10%  14.80%
-----------------------------------------------------------------------------------
S&P 500 Index/(2)/                                           -11.87% -12.05%
-----------------------------------------------------------------------------------
Lipper Equity Income Funds Average/(3)/                       -5.64%   0.87%
-----------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
   Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2)The S&P 500 Index is an unmanaged index of large capitalization common stocks.
   It is not possible to invest directly in the index.
(3)The Lipper Equity Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio in dividend-paying equity securities. These funds' gross or net yield must be at least 125% of the average gross or net yield of the U.S. diversified equity fund universe. It does not take into account sales charges.
(4)The Fund began operations on 5/8/00. Index comparisons begin on 4/30/00.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)             None

Redemption Fee (as a percentage of exchange price or amount redeemed)  1.00%*

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged.
  Redemption Fees are paid to and retained by the Fund and are not sales charges
  (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                                     Distribution                    Total Annual
                                         Advisory    and/or Service    Other         Fund Operating
Share Class                              Fees        (12b-1) Fees      Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------------
Institutional                            0.45%       None              0.25%         0.70%
---------------------------------------------------------------------------------------------------
Administrative                           0.45        0.25%             0.25          0.95
---------------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.25% Administrative Fee paid by each class.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted
class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                              Year 1      Year 3            Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                            $72         $224              $390          $  871
---------------------------------------------------------------------------------------------------
Administrative                            97          303               525           1,166
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 33

               PIMCO Basic Value Fund                Ticker Symbols:
                                                     N/A (Inst. Class)
                                                     N/A (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                               Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Undervalued larger capitalization common More than $2 billion
                      and income                        stocks
                                                                                                 Dividend Frequency
                                                        Approximate Number of Holdings           Quarterly
                                                        40

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $2 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

               The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. After narrowing this universe to approximately 150 candidates, the portfolio managers select approximately 40 stocks for the Fund, each representing a different industry group. The portfolio managers select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The Fund's portfolio is generally rebalanced quarterly. The portfolio managers may also replace a stock when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

               Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

               The Fund may utilize options and other derivatives instruments (such as stock index futures contracts) primarily for risk management or hedging purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

                        .Market Risk  .Value Securities Risk  .Management Risk
                        .Issuer Risk  .Credit Risk            .Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart
               (including the information to its right) and the Average Annual
               Total Returns table show performance of the Fund's Institutional
               Class shares. The Fund's Administrative Class shares were not outstanding during the time periods shown. Performance information shown in the Average Annual Total Returns table for the Administrative Class shares is based on performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the Administrative Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


34  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   ----------------------------------
                                                   1/1/02-9/30/02               [  ]%

                                                   Highest and Lowest Quarter Returns
                                                   (for periods shown in the bar chart)
                                                   ----------------------------------
                                                   Highest (4th Qtr. '01)      11.45%
                                                   ----------------------------------
                                                   Lowest (3rd Qtr. '01)       -8.18%
                     [CHART]

                       2001
                      ------
                      12.82%

        Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/01)

                                                                                        Fund Inception
                                                                                 1 Year (5/8/00)/(4)/
------------------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                                          [  ]%  [  ]%
------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/                          [  ]%  [  ]%
------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and Sale of Fund Shares/(1)/  [  ]%  [  ]%
------------------------------------------------------------------------------------------------------
Administrative Class                                                             12.54% 12.86%
------------------------------------------------------------------------------------------------------
Russell Mid-Cap Value Index/(2)/                                                  2.33% 11.70%
------------------------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Average/(3)/                                        -1.78%  4.19%
------------------------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as
   401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
   After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2)The Russell Mid-Cap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.
(3)The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
(4)The Fund began operations on 5/8/00. Index comparisons begin on 4/30/00.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)             None
Redemption Fee (as a percentage of exchange price or amount redeemed)  1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See
  "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                                      Distribution                   Total Annual
                                           Advisory   and/or Service   Other         Fund Operating
Share Class                                Fees       (12b-1) Fees     Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------------
Institutional                              0.45%      None             0.25%         0.70%
---------------------------------------------------------------------------------------------------
Administrative                             0.45       0.25%            0.25          0.95
---------------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.25% Administrative Fee paid by each class.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                           Year 1     Year 3           Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                              $72        $224             $390          $  871
---------------------------------------------------------------------------------------------------
Administrative                              97         303              525           1,166
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 35

               PIMCO Small-Cap Value Fund                Ticker Symbols:
                                                         PSVIX (Inst. Class)
                                                         PVADX (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                         Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Undervalued smaller capitalization Between $100 million and $1.5 billion
                      and income                        common stock
                                                                                           Dividend Frequency
                                                        Approximate Number of Holdings     At least annually
                                                        100

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in companies with market capitalizations of between $100 million and $1.5 billion at the time of investment. The Fund invests a significant portion of its assets in common stocks of companies with below-average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

               The Fund's initial selection universe consists of approximately 4,500 stocks of companies within the Fund's capitalization range. The portfolio managers screen this universe to identify approximately 500 undervalued stocks representing approximately 160 industry groups. This screening process is based on a number of valuation factors, including P/E ratios (calculated both with respect to trailing operating earnings and forward earnings estimates) and price-to-sales, price-to-book value, and price-to-cash flow ratios. These factors are considered both on a relative basis (compared to other stocks in the same industry group) and on an absolute basis (compared to the overall market).

               From this narrowed universe, the portfolio managers select approximately 100 stocks for the Fund, each of which has close to equal weighting in the portfolio. They select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings-per-share estimates and revisions to those estimates), relative dividend yields and trading liquidity. The portfolio is also structured to have a maximum weighting of no more than 10% in any one industry. The portfolio managers may replace a stock if its market capitalization becomes excessive, if its valuation exceeds the average valuation of stocks represented in the S&P 500 Index, or when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

               Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

               The Fund may utilize options and other derivatives instruments (such as stock index futures contracts) primarily for risk management or hedging purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

            .Market Risk            .Smaller Company Risk     .Credit Risk
            .Issuer Risk            .Liquidity Risk           .Management Risk
            .Value Securities Risk  .Focused Investment Risk  .Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares. For periods prior to the inception of Administrative Class shares (11/1/95), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's
               Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


36  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class                            More Recent Return Information
                                                                              ------------------------------------
                                                                              1/1/02-9/30/02                 [  ]%

                                                                              Highest and Lowest Quarter Returns
                                                                              (for periods shown in the bar chart)
                                                                              ------------------------------------
                                                                              Highest (2nd Qtr. '99)        16.39%
                                                                              ------------------------------------
                                                                              Lowest (3rd Qtr. '99)        -18.61%
                                 [CHART]

1992    1993   1994     1995    1996    1997    1998    1999    2000    2001
-----   -----  ------  ------  ------  ------  ------  ------  ------  ------
18.74%  13.84% -3.69%  25.47%  27.72%  35.02%  -9.16%  -6.40%  21.65%  19.12%

        Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/01)

                                                                      Fund Inception
                                              1 Year 5 Years 10 Years (10/1/91)/(4)/
------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/       [  ]%  [  ]%   [  ]%    [  ]%
------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1)/                            [  ]%  [  ]%   [  ]%    [  ]%
------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares/(1)/    [  ]%  [  ]%   [  ]%    [  ]%
------------------------------------------------------------------------------------
Administrative Class                          18.84% 10.44%  12.97%   13.28%
------------------------------------------------------------------------------------
Russell 2000 Index/(2)/                        2.49%  7.52%  11.51%   11.82%
------------------------------------------------------------------------------------
Lipper Small-Cap Value Funds Average/(3)/     16.39% 11.45%  13.39%   13.55%
------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
    Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2) The Russell 2000 Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks. It is not possible to invest directly in the index.
(3) The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. It does not take into account sales charges.
(4) The Fund began operations on 10/1/91. Index comparisons begin on 9/30/91.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Institutional Class or Administrative Class shares
the Fund       of the Fund:

Shareholder Fees (fees paid directly from your investment)               None
Redemption Fee (as a percentage of exchange price or amount redeemed)   1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See
  "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                      Distribution                 Total Annual
                                           Advisory   and/or Service   Other       Fund Operating
Share Class                                Fee        (12b-1) Fees     Expenses(1) Expenses
-------------------------------------------------------------------------------------------------
Institutional                              0.60%      None             0.25%       0.85%
-------------------------------------------------------------------------------------------------
Administrative                             0.60       0.25%            0.25        1.10
-------------------------------------------------------------------------------------------------
(1) Other Expenses reflects a 0.25% Administrative Fee paid by each class.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                                Year 1     Year 3           Year 5      Year 10
-------------------------------------------------------------------------------------------------
Institutional                                $ 87       $271             $471       $1,049
-------------------------------------------------------------------------------------------------
Administrative                                112        350             $471        1,340
-------------------------------------------------------------------------------------------------


                                                                  Prospectus 37

               PIMCO Tax-Efficient Equity Fund                Ticker Symbols:
                                                              N/A (Inst. Class)
                                                              PTXAX (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective           Fund Focus                       Approximate Capitalization Range
and Strategies        Seeks maximum after-tax growth A portion of the common stocks   More than $5 billion
                      of capital                     represented in the S&P 500 Index
                                                                                      Dividend Frequency
                                                     Approximate Number of Holdings   At least annually
                                                     More than 200

               The Fund attempts to provide a total return which exceeds the return of the S&P 500 Index by normally investing in a broadly diversified portfolio of at least 200 common stocks. The Fund also attempts to achieve higher after-tax returns for its shareholders by using a variety of tax-efficient management strategies.

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities. The Fund's portfolio is designed to have certain characteristics that are similar to those of the index, including such measures as dividend yield, P/E ratio, relative volatility, economic sector exposure, return on equity and market price-to-book value ratio. The Fund's return is intended to correlate highly with the return of the S&P 500 Index, but the portfolio managers attempt to produce a higher total return than the index by selecting a portion of the stocks represented in the index using the quantitative techniques described below. The portfolio managers also use these techniques to make sell decisions. Notwithstanding these strategies, there is no assurance that the Fund's investment performance will equal or exceed that of the S&P 500 Index.

               The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

               Quantitative Techniques. The portfolio managers use a proprietary quantitative model that identifies companies and industries that they believe have long-term (5 to 10 years) price appreciation potential. They analyze stock-specific factors, such as growth of sustainable earnings, as well as long-term strategic, demographic and technological factors. The Fund overweights securities the portfolio managers believe are attractive and underweights securities believed to be less attractive. Because of the portfolio managers' long-term view, the relative attractiveness of securities may change more slowly than would be the case if the portfolio managers had a shorter-term perspective.

               Tax-Efficient Strategies. The portfolio managers utilize a range of active tax management strategies designed to minimize the Fund's taxable distributions, including low portfolio turnover and favoring investments in low-dividend, growth-oriented companies. The portfolio managers also identify specific shares of stock to be sold that have the lowest tax cost. When prudent, stocks are also sold to realize capital losses in order to offset realized capital gains. In limited circumstances, the Fund may also distribute appreciated securities to shareholders to meet redemption requests so as to avoid realizing capital gains. Despite the use of these tax-efficient strategies, the Fund may realize gains and shareholders will incur tax liability from time to time.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

             .Market Risk            .Growth Securities Risk   .Credit Risk
             .Issuer Risk            .Focused Investment Risk  .Management Risk
             .Value Securities Risk  .Leveraging Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Administrative Class shares. For periods prior to the inception of Institutional Class shares (7/2/99) and Administrative Class shares (9/30/98), performance information shown in the bar chart
               (including the information to its right) and in the Average
               Annual Total Returns table for those classes is based on the performance of the Fund's Class D shares, which are offered in a different prospectus. The prior Class D performance has been adjusted to reflect that there are lower administrative fees and other expenses paid by Institutional Class and Administrative
               Class shares (including no distribution and/or service (12b-1) fees paid by Institutional Class shares). The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


38  PIMCO Funds: Multi-Manager Series


Calendar Year Total Returns -- Administrative Class More Recent Return Information
                                                    ------------------------------------
                                                    1/1/02-9/30/02                 [  ]%

                                                    Highest and Lowest Quarter Returns
                                                    (for periods shown in the bar chart)
                                                    ------------------------------------
                                                    Highest (4th Qtr. '98)        15.15%
                                                    ------------------------------------
                                                    Lowest (3rd Qtr. '01)        -15.32%
                          [CHART]

               1999    2000     2001
              ------  ------  -------
              17.66%  -9.52%  -12.67%

         Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                     Fund Inception
                                                             1 Year  (7/10/98)/(4)/
-----------------------------------------------------------------------------------
Administrative Class -- Before Taxes/(1)/                      [  ]%  [  ]%
-----------------------------------------------------------------------------------
Administrative Class -- After Taxes on Distributions/(1)/      [  ]%  [  ]%
-----------------------------------------------------------------------------------
Administrative Class -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                                      [  ]%  [  ]%
-----------------------------------------------------------------------------------
Institutional Class                                          -12.43% -0.29%
-----------------------------------------------------------------------------------
S&P 500 Index/(2)/                                           -11.87%  1.65%
-----------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Average/(3)/                     -13.77%  0.60%
-----------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as
    401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
    After-tax returns are for Administrative Class shares only. After-tax returns for Institutional Class shares will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks.
    It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4) The Fund began operations on 7/10/98. Index comparisons begin on 6/30/98.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Institutional Class or Administrative Class shares
the Fund       of the Fund:

Shareholder Fees (fees paid directly from your investment)              None
Redemption Fee (as a percentage of exchange price or amount redeemed)  1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged.
  Redemption Fees are paid to and retained by the Fund and are not sales charges
  (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fun Operating Expenses (expenses that are deducted from Fund assets):

                                                     Distribution                  Total Annual
                                         Advisory    and/or Service    Other       Fund Operating
Share Class                              Fee         (12b-1) Fees      Expenses(1) Expenses
-------------------------------------------------------------------------------------------------
Institutional                            0.45%       None              0.25%       0.70%
-------------------------------------------------------------------------------------------------
Administrative                           0.45        0.25%             0.25        0.95
-------------------------------------------------------------------------------------------------
1) Other Expenses reflects a 0.25% Administrative Fee paid by each class.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5%
return each year, the reinvestment of all dividends and distribution, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                              Year 1      Year 3            Year 5      Year 10
-------------------------------------------------------------------------------------------------
Institutional                            $72         $224              $390        $  871
-------------------------------------------------------------------------------------------------
Administrative                            97          303               525         1,166
-------------------------------------------------------------------------------------------------


                                                                  Prospectus 39

               PIMCO Tax-Efficient Structured             Ticker Symbols:
                  Emerging Markets Fund                   PEFIX (Inst. Class)
                                                          N/A (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective               Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital; Common stocks of emerging      All capitalizations
                      the Fund also seeks to achieve     market issuers
                      superior after-tax returns for its                                Dividend Frequency
                      shareholders by using a variety of Approximate Number of Holdings At least annually
                      tax-efficient management           More than 300
                      strategies

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies located in, or whose principal business operations are based in, emerging markets. The Fund is normally exposed to roughly 20 emerging market countries and invests in more than 300 stocks. The Fund invests most of its assets in foreign securities which trade primarily in currencies other than the U.S. dollar and may also invest directly in foreign currencies.

               The Fund considers emerging market issuers to be issuers that are members of the International Finance Corporation's Investable Composite Index or the MSCI Emerging Markets Free Index. The portfolio managers may identify other emerging market countries on the basis of market capitalization and liquidity, as well as their inclusion (or consideration for inclusion) as emerging market countries in other broad-based market indexes.

               The portfolio managers follow a disciplined and systematic investment process that emphasizes diversification and fairly consistent allocation among countries, industries and issuers. They select countries based on factors such as level of economic development (with emphasis on GNP per capita and local economic diversification) and the maturity of equity markets in the country (with emphasis on freedom of investment flows and development of legal, regulatory, banking and settlement systems). They assign equal weight to most countries represented in the portfolio unless the size of a country's equity market is prohibitive. Countries with smaller equity markets (i.e., less than $5 billion of market capitalization) are assigned one-half the weight of countries with larger equity markets. The portfolio managers divide all issuers in each eligible country into the following five broad economic sector groups: financial, industrial, consumer, utilities and natural resources. The Fund attempts to maintain exposure across all five sectors in each country. The portfolio managers purchase and sell individual stocks based on such factors as liquidity, industry representation, performance relative to industry and long-term profitability. A stock may also be sold when the portfolio managers believe its relative weighting in the portfolio has become excessive.

               Aside from certain cash management practices, the Fund intends to invest substantially all of its assets in common stocks and other equity and equity-linked securities (including preferred stocks and convertible securities) and will not make defensive investments in response to unfavorable market and other conditions. The Fund may use derivatives.

               Tax-Efficient Strategies. The portfolio managers utilize a range of active tax management strategies designed to minimize the Fund's taxable distributions, including low portfolio turnover and favoring investments in low-dividend, growth-oriented companies. The portfolio managers also identify specific shares of stock to be sold that have the lowest tax cost. When prudent, stocks are also sold to realize capital losses in order to offset realized capital gains. In limited circumstances, the Fund may also distribute appreciated securities to shareholders to meet redemption requests so as to avoid realizing capital gains. Despite the use of these tax-efficient strategies, the Fund may realize gains and shareholders will incur tax liability from time to time.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

    .Foreign Investment Risk  .Value Securities Risk   .Focused Investment Risk
    .Emerging Markets Risk    .Growth Securities Risk  .Leveraging Risk
    .Currency Risk            .Smaller Company Risk    .Credit Risk
    .Market Risk              .Liquidity Risk          .Management Risk
    .Issuer Risk              .Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


40  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    Shown below is summary performance information for the Fund in a
Information    bar chart and an Average Annual Total Returns table. The
               information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares, but the returns do not reflect the impact of a 1.00% Fund Reimbursement Fee charged both at the time of purchase and at the time of redemption. If they did, the returns would be lower than those shown. The Fund's
               Administrative Class shares were not outstanding during the periods shown. Performance information shown in the Average
               Annual Total Returns table for Administrative Class shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative
               Class shares. Unlike the bar chart, performance figures for Institutional Class and Administrative Class shares in the Average Annual Total Returns table reflect the impact of Fund
               Reimbursement Fees. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class      More Recent Return Information
                                                        -----------------------
         [CHART]                                        1/1/02-9/30/02                 [  ]%

                1999     2000     2001                  Highest and Lowest Quarter Returns
               ------  --------  ------                 (for periods shown in the bar chart)
               72.61%  -29.14%   -0.11%                 -----------------------
                                                        Highest (2nd Qtr. '99)        32.77%
          Calendar Year End (through 12/31)             -----------------------
                                                        Lowest (1st Qtr. '01)        -16.56%

Average Annual Total Returns (for periods ended 12/31/01)

                                                                    Fund Inception
                                                             1 Year (6/30/98)/(4)/
----------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                      [  ]% [  ]%
----------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/      [  ]% [  ]%
----------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                                     [  ]% [  ]%
----------------------------------------------------------------------------------
Administrative Class                                         -0.36% 3.97%
----------------------------------------------------------------------------------
IFC Investable Composite Index/(2)/                           1.66% 1.94%
----------------------------------------------------------------------------------
Lipper Emerging Markets Fund Average/(3)/                    -2.94% 0.05%
----------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as
    401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2) The IFC Investable Composite Index is an unmanaged index representing the movements of stock prices and total returns in emerging stock markets taking into consideration foreign investment restrictions and stock screening for minimum size and liquidity. It is not possible to invest directly in the index.
(3) The Lipper Emerging Markets Fund Average is a total return performance average of funds tracked by Lipper, Inc. that have an investment objective of long-term capital appreciation through investing at least 65% of their total assets in "emerging markets" (as determined by a country's GNP per capita or other economic measures) securities. It does not take into account sales charges.
(4) The Fund began operations on 6/30/98. Index comparisons begin on 6/30/98.


                                                                  Prospectus 41

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)                                    None

Fund Reimbursement Fee (as a percentage of offering or exchange price or amount redeemed)     1.00%*
* Unless a waiver applies, you will be charged a "Fund Reimbursement Fee" when you purchase, sell (redeem)
  or exchange Institutional Class or Administrative Class shares of the Fund. The fee will be equal to
  1.00% of the net asset value of the shares purchased, redeemed or exchanged. Fund Reimbursement Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and
  Exchanges--Fund Reimbursement Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
                                                                 Distribution                 Total Annual
                                                        Advisory and/or Service Other         Fund Operating
Share Class                                             Fees     (12b-1) Fees   Expenses/(1)/ Expenses
------------------------------------------------------------------------------------------------------------
Institutional                                           0.45%    None           0.56%         1.01%
------------------------------------------------------------------------------------------------------------
Administrative                                          0.45     0.25%          0.56          1.26
------------------------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.50% Administrative Fee paid by each class and 0.06% in other expenses attributable to Institutional Class shares during the most recent fiscal year, and estimated to be attributable to Administrative Class shares during the current fiscal year.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

Assuming you redeem your shares at the end of each period.

Share Class                                             Year 1   Year 3         Year 5        Year 10
------------------------------------------------------------------------------------------------------------
Institutional                                           $305     $530           $773          $1,470
------------------------------------------------------------------------------------------------------------
Administrative                                           330      606            904           1,750
------------------------------------------------------------------------------------------------------------

Assuming you do not redeem your shares.

Share Class                                             Year 1   Year 3         Year 5        Year 10
------------------------------------------------------------------------------------------------------------
Institutional                                           $202     $418           $652          $1,324
------------------------------------------------------------------------------------------------------------
Administrative                                           227      496            785           1,607
------------------------------------------------------------------------------------------------------------
 *The Examples assume the payment of a 1.00% Fund Reimbursement Fee both at the time of purchase and at the time of redemption even though such fees may be waived for certain investors. See "Purchases, Redemptions and Exchanges--Fund Reimbursement Fees."


42  PIMCO Funds: Multi-Manager Series

               PIMCO Asset Allocation Fund             Ticker Symbols:
                                                       N/A (Inst. Class)
                                                       N/A (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Allocation Strategy    Target Range
and Strategies        Seeks long-term capital appreciation Underlying Stock Funds 60%    50%-70%
                      and current income                   Underlying Bond Funds  40%    30%-50%

                      Dividend Frequency
                      Quarterly

               The Fund seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50%-70%) of its assets in Underlying Stock Funds and approximately 40% (within a range of 30%-50%) of its assets in Underlying Bond Funds. The Fund's fixed income component may include a money market component. The Fund invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Please see "Additional Information About the Asset Allocation Fund" for additional information about the Fund, including information about how the Asset Allocation Committee allocates and reallocates the Fund's assets among particular Underlying Funds.

               The Fund may concentrate investments in a particular Underlying Fund by investing more than 25% of its assets in that Fund.

               Based on the Fund's equity/fixed income allocation strategy, it might be suitable for an investor with a medium-range time horizon who seeks a balance of long-term capital appreciation potential and income and has a medium tolerance for risk and volatility.

--------------------------------------------------------------------------------
Principal      Allocation Risk  The Fund's investment performance depends upon
Risks          how its assets are allocated and reallocated among particular
               Underlying Funds. A principal risk of investing in the Fund is that the Asset Allocation Committee's allocation techniques and decisions and/or PIMCO Funds Advisors' selection of Underlying
               Funds will not produce the desired results, and therefore the Fund may not achieve its investment objective.

               Underlying Fund Risks The value of your investment in the Fund is directly related to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Fund's allocation among the Underlying Funds will vary, an investment may be subject to any and all of these risks at different times and to different degrees.

               Among the principal risks of the Underlying Funds, which could adversely affect the net asset value, yield and total return of the Fund, are:

    .Market Risk             .Credit Risk              .Emerging Markets Risk
    .Issuer Risk             .High Yield Risk          .Currency Risk
    .Value Securities Risk   .Mortgage Risk            .Focused Investment Risk
    .Growth Securities Risk  .Liquidity Risk           .Leveraging Risk
    .Smaller Company Risk    .Derivatives Risk         .Management Risk
    .Interest Rate Risk      .Foreign Investment Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Asset Allocation Fund.


                                                                  Prospectus 43

--------------------------------------------------------------------------------
Performance    The following shows summary performance information for the Fund
Information    in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of broad-based securities market indexes and an index of mutual funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares.
               For periods prior to the inception of Institutional Class and Administrative Class shares (3/99), the Average Annual Total
               Returns table also shows estimated historical performance for those classes based on the performance of the Fund's Class A shares. The Class A performance has been adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1) fees (if any), administrative fees and other expenses paid by Institutional Class and Administrative Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class           More Recent Return Information
                                                             ------------------------------------
                                                             1/1/02-9/30/02                 [  ]%

                                                             Highest and Lowest Quarter Returns
                                                             (for periods shown in the bar chart)
                                                             ------------------------------------
                                                             Highest (4th Qtr. '99)         9.63%
                                                             ------------------------------------
                                                             Lowest (3rd Qtr. '01)         -6.66%
       [CHART]

                    1999   2000    2001
                   ------  -----  ------
                   12.11%  4.15%  -3.26%

             Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                Fund Inception
                                                        1 Year  (9/30/98)/(6)/
------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                  [  ]%  [  ]%
------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1)/                                       [  ]%  [  ]%
------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions
 and Sale of Fund Shares/(1)/                             [  ]%  [  ]%
------------------------------------------------------------------------------
Administrative Class                                     -3.30%  7.21%
------------------------------------------------------------------------------
Russell 3000 Index/(2)/                                 -11.46%  5.85%
------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index/(3)/                 8.44%  5.90%
------------------------------------------------------------------------------
Lipper Balanced Fund Average/(4)/                        -4.39%  5.34%
------------------------------------------------------------------------------
Blended Index/(5)/                                       -5.15% -5.67%
------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional
   Class shares only. After-tax returns for Administrative Class shares will vary.
(2)The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S.
   companies based on total market capitalization. It is not possible to invest directly in the index.
(3)The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
(4)The Lipper Balanced Fund Average is a total return performance average of funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. It does not take into account sales charges.
(5)The Blended Index represents the blended performance of a hypothetical index developed by PIMCO Funds Advisors made up of 48% Russell 3000 Index,
   12% MSCI All Country World ex-U.S. Index and 40% Lehman Brothers Aggregate
   Bond Index. The Russell 3000 Index and Lehman Brothers Aggregate Bond
   Index are described above. The MSCI All Country World ex-U.S. Index is an unmanaged index of stocks representing both developed and emerging markets but excluding the United States. It is not possible to invest directly in these indices.
(6)The Fund began operations on 9/30/98. Index comparisons begin on 9/30/98.


44  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)                                                          None
Redemption Fee (as a percentage of exchange price or amount
redeemed)                                                                                                            1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged.
  Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and
  Exchanges--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                Other Expenses
                                       -------------------------------
                        Distribution                                     Total Annual
Share          Advisory and/or Service Administrative Underlying         Fund Operating
 Class         Fees     (12b-1) Fees   Fees(1)        Fund Expenses/(2)/ Expenses/(1)/
---------------------------------------------------------------------------------------
Institutional  None     None           0.15%          0.67%              0.82%
---------------------------------------------------------------------------------------
Administrative None     0.25%          0.15           0.67               1.07
---------------------------------------------------------------------------------------
(1) The Administrative Fees for the Fund do not reflect a voluntary fee waiver of
    0.05% currently in effect. While the fee waiver is in effect, actual
    Administrative Fees will be 0.10%, and Total Annual Fund Operating Expenses are estimated to be as follows: Institutional Class - 0.77%; Administrative
    Class - 1.02%.
(2) Based on estimated expenses for the current fiscal year. Underlying Fund
    Expenses for the Fund are estimated based upon a recent allocation of the
    Fund's assets among Underlying Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. For a listing of the expenses associated with each Underlying Fund, please see
    "Management of the Funds--PIMCO Asset Allocation Fund--Underlying Fund
    Expenses." Total Annual Fund Operating Expenses and the Examples set forth below are based on estimates of the Underlying Fund Expenses the Fund will incur. Actual Underlying Fund Expenses for the Fund are expected to vary with changes in the allocation of the Fund's assets, and may be higher or lower than those shown above.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                                        Year 1 Year 3 Year 5 Year 10
-------------------------------------------------------------------------------
Institutional                                      $ 84   $262   $455   $1,014
-------------------------------------------------------------------------------
Administrative                                      109    340    590    1,306
-------------------------------------------------------------------------------

Taking into account the Administrative Fees waiver described in footnote (1) above, the Examples for Years 1, 3, 5 and 10, respectively, are as follows:
Institutional Class--$79, $246, $427 and $973; Administrative Class--$104,
$324, $563 and $1,265.


                                                                  Prospectus 45

               Summary of Principal Risks


               The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on each of the Funds.

Market Risk    The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets.
               The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk    The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Value          Each Fund may invest in companies that may not be expected to
Securities     experience significant earnings growth, but whose securities its
Risk           portfolio manager believes are selling at a price lower than their true value. The Value, Renaissance, Growth & Income,
               Mega-Cap, Capital Appreciation, Mid-Cap, Emerging Companies,
               Equity Income, Basic Value, Small-Cap Value, Tax-Efficient
               Equity and Tax-Efficient Structured Emerging Markets Funds may place particular emphasis on value securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth         Each Fund may invest in equity securities of companies that its
Securities     portfolio manager believes will experience relatively rapid
Risk           earnings growth. The Growth & Income, Growth, Select Growth,
               Target, Opportunity, Innovation, Global Innovation, Mega-Cap,
               Capital Appreciation, Mid-Cap, Emerging Companies, Tax-Efficient
               Equity and Tax-Efficient Structured Emerging Markets Funds may place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller        The general risks associated with equity securities and
Company Risk   liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The Emerging Companies Fund, in particular, and the Innovation, Global Innovation, Opportunity and Small-Cap Value Funds generally have substantial exposure to this risk. The Growth & Income, Target and Mid-Cap
               Funds also have significant exposure to this risk because they invest substantial assets in companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies.

IPO Risk The Funds, particularly the Innovation and Global Innovation Funds, may purchase securities in initial public offerings
               (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is


46  PIMCO Funds: Multi-Manager Series
               unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Liquidity      All of the Funds are subject to liquidity risk. Liquidity risk
Risk           exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives    All Funds except the Mega-Cap, Capital Appreciation, Mid-Cap and
Risk           Emerging Companies Funds may use derivatives, which are
               financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk.
               They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Sector         In addition to other risks, Funds that invest a substantial
Specific       portion of their assets in related industries (or "sectors") may
Risks          have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

               Technology Related Risk. Because the Global Innovation and Innovation Funds concentrate their investments in companies which utilize innovative technologies, they are subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories. Other Funds may also be subject to these risks to the extent they invest their assets in technology or technology-related companies.

Foreign        A Fund that invests in foreign securities, and particularly the
(non-U.S.)     Global Innovation and Tax-Efficient Structured Emerging Markets
Investment     Funds, may experience more rapid and extreme changes in value
Risk           than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund, such as the Global Innovation or Tax-Efficient Structured Emerging Markets Fund, invests a significant portion of its assets in a narrowly defined geographic area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

Emerging       Foreign investment risk may be particularly high to the extent
Markets Risk   that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The
               Tax-Efficient Structured Emerging Markets Fund normally invests most of its assets in emerging market securities and is particularly sensitive to these risks. The Global Innovation
               Fund may also invest a significant portion of its assets in emerging market securities. In addition, the risks associated with investing in a narrowly defined geographic area (discussed above under "Foreign (non-U.S.) Investment Risk") are generally more pronounced with respect to investments in emerging market countries.

Currency Risk  Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of


                                                                  Prospectus 47
               hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Global Innovation and Tax-Efficient Structured Emerging Markets Funds are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused        Focusing Fund investments in a small number of issuers,
Investment     industries or foreign currencies or regions increases risk.
Risk           Funds, such as the Select Growth Fund, that are
               "non-diversified" because they invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. The Global
               Innovation and Tax-Efficient Structured Emerging Markets Funds may be subject to increased risk to the extent that they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S., because companies in those areas may share common characteristics and are often subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments.
               Similarly, the Innovation and Global Innovation Funds are vulnerable to events affecting companies which use innovative technologies to gain a strategic, competitive advantage in their industry and companies that provide and service those technologies because these funds normally "concentrate" their investments in those companies. Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in related industries such as "technology" or "financial and business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.

Leveraging     Leverage, including borrowing, will cause the value of a Fund's
Risk           shares to be more volatile than if the Fund did not use
               leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The Funds, and in particular the Global
               Innovation, Tax-Efficient Equity and Tax-Efficient Structured
               Emerging Markets Funds, may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage.
               The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Interest       To the extent that Funds purchase fixed income securities for
Rate Risk      investment or defensive purposes, they will be subject to
               interest rate risk, a market risk relating to investments in fixed income securities such as bonds and notes. The Growth &
               Income Fund is particularly sensitive to this risk because it may invest in interest rate sensitive securities such as corporate bonds.

               As interest rates rise, the value of fixed income securities in a Fund's portfolio is likely to decrease. Securities with longer "durations" (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. Generally, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Credit Risk    All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

High Yield     Funds that invest in high yield securities and unrated
Risk           securities of similar quality (commonly known as "junk bonds")
               may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities.
               The Growth & Income Fund is particularly susceptible to this risk. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

               An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell them (liquidity risk).

Management     Each Fund is subject to management risk because it is an
Risk           actively managed investment portfolio. PIMCO Funds Advisors, the
               Sub-Advisers and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.


48  PIMCO Funds: Multi-Manager Series

Allocation     The Asset Allocation Fund's investment performance depends upon
Risk           how its assets are allocated and reallocated among particular
               Underlying Funds according to the Fund's equity/fixed income allocation targets and ranges. A principal risk of investing in the Asset Allocation Fund is that PIMCO Funds Advisors' Asset
               Allocation Committee will make less than optimal or poor asset allocation decisions and/or that PIMCO Funds Advisors will make less than optimal decisions in selecting the Underlying Funds in which the Fund invests. The Committee attempts to identify asset classes and sub-classes represented by the Underlying Funds that will provide consistent, quality performance for the Fund, but there is no guarantee that the Committee's allocation techniques will produce the desired results. It is possible that the Committee and/or PIMCO Funds Advisors will focus on Underlying
               Funds that perform poorly or underperform other available Funds under various market conditions. You could lose money on your investment in the Asset Allocation Fund as a result of these allocation decisions.

PIMCO Asset    Because the Asset Allocation Fund invests all of its assets in
Allocation     Underlying Funds, the risks associated with investing in the
Fund--         Asset Allocation Fund are closely related to the risks
Underlying     associated with the securities and other investments held by the
Fund Risks     Underlying Funds. The ability of the Fund to achieve its
               investment objective will depend upon the ability of the Underlying Funds to achieve their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

               The Asset Allocation Fund's net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Fund will depend upon the extent to which the Fund's assets are allocated from time to time for investment in the Underlying Fund, which will vary. The Fund's investment in a particular Underlying Fund may and in some cases is expected to exceed 25% of its assets. To the extent that the Fund invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and to the risks of any investments in which that Underlying Fund invests. See "Focused Investment Risk," above.

               Because many of the Funds offered in this Prospectus are Underlying Stock Funds, the principal risks listed above are associated with investments in the Underlying Stock Funds. In addition, there may be risks associated with investments by the Asset Allocation Fund in the "PIMCO RCM Funds," which are Underlying Stock Funds not offered in this Prospectus. (PIMCO Funds Advisors serves as the investment adviser to the PIMCO RCM Funds, and Dresdner RCM Global Investments LLC ("Dresdner RCM"), serves as their sub-adviser.) While the PIMCO RCM Funds are generally subject to the same risks as discussed above they may also be subject to the following additional risks.

Sector         In addition to the Sector Specific Risks discussed above, some
Specific Risk  of the Underlying Stock Funds are particularly susceptible to the following sector specific risks:

               Financial Sector Related Risk. Because the RCM Europe, RCM Global Equity and RCM International Growth Equity Funds may from time to time invest a significant percentage of their assets in financial sector securities, factors that effect the financial sector may have a greater effect on the Funds than they would on a fund that is more diversified among a number of unrelated industries. Examples of these factors could include extensive government regulation, availability and cost of capital funds, changes in interest rates and price competition.

               Biotechnology Related Risk. To the extent certain Funds invest their assets in biotechnology companies, they may be subject to risks particular to that industry, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories.

Foreign        In addition to the Foreign (non-U.S.) Investment Risks discussed
(non-U.S.)     above, some of the Underlying Stock Funds are susceptible to the
Investment     following risk:
Risk

               EMU Countries Risk. Because the RCM Europe Fund will invest in companies located in EMU countries, it is particularly subject to EMU Countries Risk. Investments in EMU countries, all of which use the euro as their currency, involve certain risks. The EMU's objective is to create a single, unified market through which people, goods and money can work freely. Participation in the EMU is based on countries meeting certain financial criteria contained in the treaty creating the EMU. The transition to the EMU may be troubled as twelve separate nations adjust to the reduction in flexibility, independence, and sovereignty that the EMU requires. High unemployment and a sense of "deculturalization" within the general public and the participating countries could lead to political unrest and continuing labor disturbances.

Turnover Risk  A change in the securities held by a Fund is known as "portfolio turnover." Certain of the Underlying Stock Funds, specifically the RCM Global Equity, RCM Global Small-Cap, RCM Global Technology, RCM Mid-Cap, RCM Small-Cap, RCM International Growth Equity, RCM Emerging Markets and RCM Europe Funds are particularly susceptible to this risk. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including


                                                                  Prospectus 49
               brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

               Because such risks are associated with investments in the Underlying Funds, they are also, indirectly associated with an investment in the Asset Allocation Fund. Each Underlying Fund may be subject to additional principal risks other than those described below because the types of investments made by an Underlying Fund may change over time. The summary is not intended to be exhaustive. For a more complete description of these risks and the securities and investment techniques used by the Underlying Stock Funds, as well as those used by the Underlying Bond Funds discussed below, please refer to the Statement of Additional Information, this Prospectus, the Prospectus for the PIMCO RCM Funds and the Underlying Bond Fund Prospectus. The Statement of Additional Information, the Prospectus for Institutional Class shares of the PIMCO RCM Funds and the Underlying Bond Fund Prospectus are incorporated herein by reference and are available free of charge by telephoning the Trust at 1-800-927-4648.

               The following summarizes principal risks associated with investments in the Underlying Bond Funds. As noted above, the Underlying Bond Funds are subject to some of the same risks as the Underlying Stock Funds.

Market Risk    The Underlying Bond Funds are subject to market risk, which is described above under "Market Risk."

Issuer Risk    The Underlying Bond Funds are subject to issuer risk, which is described above under "Issuer Risk."

Smaller        Smaller company risk, described above under "Smaller Company
Company Risk   Risk," also applies to the fixed income securities issued by smaller companies and may affect some of the investments of the Underlying Bond Funds.

Liquidity      Many of the Underlying Bond Funds are subject to liquidity risk,
Risk           which is described above under "Liquidity Risk."

Derivatives    Many of the Underlying Bond Funds may, but are not required to,
Risk           use a number of derivative instruments for risk management purposes or as part of their investment strategies. Derivatives risk is described above under "Derivatives Risk" and under "Characteristics and Risks of Securities and Investment
               Techniques--Derivatives." In addition, because PIMCO StocksPLUS
               Fund invests in equity-based (S&P 500) derivatives, it too is subject to derivatives risk. See "A Note on PIMCO StocksPLUS
               Fund" below.

Foreign        Many Underlying Bond Funds (in particular, PIMCO Global Bond,
(non-U.S.)     Foreign Bond and Emerging Markets Bond Funds) are subject to
Investment     foreign (non-U.S.) investment risk, which is described above
Risk           under "Foreign (non-U.S.) Investment Risk."

               In addition, some of the Underlying Bond Funds may invest in sovereign debt issued by governments, their agencies or instrumentatilities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

Emerging       Some of the Underlying Bond Funds (in particular, PIMCO Emerging
Markets Risk   Markets Bond Fund) are subject to emerging markets risk,
               described above under "Emerging Markets Risk."

Currency Risk  Many Underlying Bond Funds (in particular, PIMCO Global Bond,
               Foreign Bond and Emerging Markets Bond Funds) are subject to currency risk, which is described above under "Currency Risk."

Focused        PIMCO Real Return, Global Bond, Foreign Bond and Emerging
Investment     Markets Bond Funds are "non-diversified," which means they
Risk           invest in a smaller number of issuers than diversified mutual funds. These Funds, and other Underlying Bond Funds that also normally invest in a relatively small number of issuers, are subject to focused investment risk, which is described above under "Focused Investment Risk."

               In addition, PIMCO Global Bond, Foreign Bond and Emerging Markets Bond Funds may be subject to increased risk to the extent they focus their assets in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S., because companies in those areas may share common characteristics and are often subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments.

Leveraging     Some of the Underlying Bond Funds are subject to leveraging
Risk           risk, which is described above under "Leveraging Risk."

Interest       The Underlying Bond Funds are particularly subject to interest
Rate Risk      rate risk. Changes in the market values of fixed income
               securities are largely a function of changes in the current level of interest rates. The value of an Underlying Fund's investments in fixed income securities will typically change as the level of interest rates fluctuate. During periods of


50  PIMCO Funds: Multi-Manager Series
               declining interest rates, the value of fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

               "Duration," described above under "Interest Rate Risk," is one measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, Underlying Bond Funds with longer average portfolio durations (e.g., PIMCO Long-Term U.S. Government Fund) will generally be more sensitive to changes in interest rates than Funds with shorter average portfolio durations (e.g., PIMCO Money Market, Short-Term and Low Duration Funds). Also, some portfolios (e.g., those with mortgage-backed and other prepayable securities) have changing durations and may have increasing durations precisely when that is least advantageous (i.e., when interest rates are rising).

               Most of the Underlying Bond Funds may invest in securities that are particularly sensitive to fluctuations in prevailing interest rates and have relatively high levels of interest rate risk. These include various mortgage-related securities (for instance, the interest-only or "IO" class of a stripped mortgage-backed security) and "zero coupon" securities (fixed income securities, including certain U.S. Government securities, that do not make periodic interest payments and are purchased at a discount from their value at maturity).

Credit Risk    All of the Underlying Bond Funds are subject to credit risk, which is described above under "Credit Risk." The Underlying
               Bond Funds are particularly subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Underlying Bond Fund's share price and income level. Nearly all fixed income securities are subject to some credit risk, whether the issuers of the securities are corporations, states and local governments or foreign governments. Even certain U.S. Government securities are subject to credit risk.

High Yield     Underlying Bond Funds that invest in high yield securities (in
Risk           particular, PIMCO High Yield and Emerging Markets Bond Funds)
               may be subject to greater levels of interest rate, credit and liquidity risk than Funds that invest exclusively in higher quality fixed income securities (e.g., PIMCO Money Market and Long-Term U.S. Government Funds). These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments (credit risk). High yield risk is described above under "High Yield Risk."

Mortgage Risk  Most of the Underlying Bond Funds may invest in mortgage-related securities. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is sometimes referred to as extension risk. In addition, mortgage-related securities may involve special risks relating to unanticipated rates of prepayment on the mortgages underlying the securities. This is sometimes referred to as prepayment risk. Declining interest rates may tend to increase prepayments, and these prepayments would have to be reinvested at the then-prevailing lower interest rates. Therefore, an Underlying Fund that holds mortgage-related securities may have less potential for capital appreciation during periods of declining interest rates than Funds that invest in other types of fixed income securities of similar maturities.

Management     Each Underlying Bond Fund is subject to management risk because
Risk           it is an actively managed investment portfolio. Pacific
               Investment Management Company LLC ("Pacific Investment
               Management Company") and the individual portfolio managers of the Underlying Bond Funds will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that they will produce the desired results.

A Note on      The Asset Allocation Fund may invest in PIMCO StocksPLUS Fund.
PIMCO          While the investment objective of that Fund is to achieve a
StocksPLUS     total return which exceeds the total return performance of the
fund           S&P 500 Index, it does so by investing substantially all of its assets in a combination of equity-based (S&P 500 Index) derivative instruments, backed by a portfolio of fixed income securities. Consequently, the risks of investing in the Fund include derivatives risk and the risks generally associated with the Underlying Bond Funds. To the extent that the Fund invests in S&P 500 Index derivatives backed by a portfolio of fixed income securities, under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and fixed income securities are declining, the Fund may experience greater losses than would be the case if it were to invest directly in a portfolio of S&P 500 Index stocks.


                                                                  Prospectus 51

               Management of the Funds

Investment     PIMCO Funds Advisors LLC ("PIMCO Funds Advisors") serves as the
Adviser and    investment adviser and the administrator (serving in its
Administrator  capacity as administrator, the "Administrator") for the Funds.
               Subject to the supervision of the Board of Trustees, PIMCO Funds
               Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

               PIMCO Funds Advisors is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, PIMCO Funds Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. PIMCO Funds Advisors is a wholly owned indirect subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"). ADAM of America was organized as a limited
               partnership under Delaware law in 1987. As of [      ], 2002,
               PIMCO Funds Advisors and its advisory affiliates had
               approximately $[   ] billion in assets under management.

               PIMCO Funds Advisors has retained investment management firms ("Sub-Advisers") to manage each Fund's investments, except that PIMCO Funds Advisors has not retained a Sub-Adviser to manage the assets of the Asset Allocation Fund. See "Sub-Advisers" below.

               PIMCO Funds Advisors has retained its affiliate, Pacific Investment Management Company LLC ("Pacific Investment Management Company"), to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Funds Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory Fees  Each Fund (except for the Asset Allocation Fund) pays PIMCO
               Funds Advisors fees in return for providing or arranging for the provision of investment advisory services. In the case of Funds for which PIMCO Funds Advisors has retained a separate Sub-Adviser, PIMCO Funds Advisors (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

               For the fiscal year ended June 30, 2002, the Funds paid monthly advisory fees to PIMCO Funds Advisors at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately): [update]

   Fund                                                         Advisory Fees
   --------------------------------------------------------------------------
   Value, Mega-Cap, Capital Appreciation, Mid-Cap, Equity
    Income, Basic Value, Tax-Efficient Equity and
    Tax-Efficient Structured Emerging Markets Funds                 0.45%
   Growth Fund                                                      0.50%
   Target Fund                                                      0.55%
   Renaissance, Growth & Income, Select Growth and Small-Cap
    Value Funds                                                     0.60%*
   Opportunity and Innovation Funds                                 0.65%
   Global Innovation Fund                                           1.00%
   Emerging Companies Fund                                          1.25%

               --------
              * On August 1, 2000, the advisory fee rate for the Growth &
                Income Fund decreased from 0.63% to 0.60% per annum.

               The Asset Allocation Fund does not pay any fees to PIMCO Funds Advisors under the Trust's investment advisory agreement in return for the advisory and asset allocation services provided by PIMCO Funds Advisors. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to PIMCO Funds Advisors and Pacific Investment Management Company by the Underlying Funds in which it invests. See "PIMCO Asset Allocation Fund--Underlying Fund Expenses" below.

               Each Fund pays for the administrative services it requires under Administrative a fee structure which is essentially fixed. Institutional and
Fees Administrative Class shareholders of each Fund pay an administrative fee to PIMCO Funds Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Funds Advisors, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Institutional and Administrative Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.


52  PIMCO Funds: Multi-Manager Series

               Institutional and Administrative Class shareholders of the Funds pay PIMCO Funds Advisors monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Institutional and Administrative Class shares):

       Fund                                           Administrative Fees
       ------------------------------------------------------------------
       Asset Allocation Fund                                 0.15%*
       Tax-Efficient Structured Emerging Markets Fund        0.50%
       Global Innovation Fund                                0.40%
       All Other Funds                                       0.25%

               --------
              * PIMCO Funds Advisors has voluntarily undertaken to waive a portion of the administrative fees it is entitled to receive for Institutional Class and Administrative Class shares of the Asset Allocation Fund until further notice. As a result, while the waiver is in effect, the Fund will pay administrative fees to PIMCO Funds Advisors at the annual rate of 0.10%, calculated in the manner specified above. The Asset Allocation Fund also indirectly pays its proportionate share of the administrative fees charged by PIMCO Funds Advisors and Pacific Investment Management Company to the Underlying Funds in which it invests. See "PIMCO Asset Allocation Fund--Underlying Fund Expenses" below.

Sub-Advisers   Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets, subject to the general supervision of PIMCO Funds
               Advisors and the Board of Trustees. The following provides summary information about each Sub-Adviser, including the Fund(s) it manages and its investment specialty.

Sub-Adviser*                                   Funds
-------------------------------------------------------------------------------------------------
PIMCO Equity Advisors LLC                      Value, Renaissance, Growth & Income, Growth,
("PIMCO Equity Advisors")                      Select Growth, Target, Opportunity, Innovation
1345 Avenue of the Americas, 50th Floor        and Global Innovation
New York, NY 10105
Cadence Capital Management ("Cadence")         Mega-Cap, Capital Appreciation, Mid-Cap and
265 Franklin Street, 11th Floor                Emerging Companies
Boston, MA 02110
NFJ Investment Group ("NFJ")                   Equity Income, Basic Value and Small-Cap Value
2121 San Jacinto, Suite 1840
Dallas, TX 75201
Parametric Portfolio Associates ("Parametric") Tax-Efficient Equity and Tax-Efficient Structured
1151 Fairview Avenue N.                        Emerging Markets
Seattle, WA 98109

Sub-Adviser*                                   Investment Specialty
----------------------------------------------------------------------------------------------
PIMCO Equity Advisors LLC                      Disciplined approach to identifying quality
("PIMCO Equity Advisors")                      growth and/or undervalued companies
1345 Avenue of the Americas, 50th Floor
New York, NY 10105
Cadence Capital Management ("Cadence")         A blend of growth companies whose stock is
265 Franklin Street, 11th Floor                reasonably valued by the market
Boston, MA 02110
NFJ Investment Group ("NFJ")                   Value stocks that the Sub-Adviser believes are
2121 San Jacinto, Suite 1840                   undervalued and/or offer above-average
Dallas, TX 75201                               dividend yields
Parametric Portfolio Associates ("Parametric") Stocks, using quantitatively driven fundamental
1151 Fairview Avenue N.                        analysis and economic methods, with a
Seattle, WA 98109                              specialty in tax-efficient products

               --------
              * PIMCO Equity Advisors is a wholly-owned indirect subsidiary of
                ADAM of America. Each of the other Sub-Advisers (except for Parametric) is an affiliated sub-partnership of ADAM of America. Parametric is not affiliated with ADAM of America or PIMCO Funds Advisors.

               The following provides additional information about each Sub-Adviser and the individual Portfolio Manager(s) who have or share primary responsibility for managing the Funds' investments.

PIMCO Equity   PIMCO Equity Advisors provides equity-related advisory services
Advisors       to mutual funds and institutional accounts. Accounts managed by
               PIMCO Equity Advisors had combined assets as of [           ],
               2002, of approximately $[   ] billion.


                                                                  Prospectus 53

               The following individuals at PIMCO Equity Advisors have or share primary responsibility for the noted Funds. A different sub-advisory firm served as Sub-Adviser for each of the Growth, Target, Opportunity and Innovation Funds prior to March 6, 1999, for the Renaissance Fund prior to May 7, 1999, for the Select Growth and Growth & Income Funds prior to July 1, 1999, and for the Value Fund prior to May 8, 2000.

Fund              Portfolio Manager(s) Since  Recent Professional Experience
------------------------------------------------------------------------------------------------------------------------
Value             John K. Schneider     5/00  Managing Director of PIMCO Equity Advisors. Prior to joining ADAM of
                                              America, he was a partner and Portfolio Manager of Schneider Capital
                                              Management from 1996 to 1999, where he managed equity accounts for various institutional clients. Prior to that he was a member of the Equity
                                              Policy Committee and Director of Research at Newbold's Asset
                                              Management from 1991 to 1996.

Renaissance       Mr. Schneider         5/99  See above.

Growth & Income   Kenneth W. Corba      7/99  Managing Director and Chief Investment Officer of PIMCO Equity Advisors
                                              and a Member of the Management Board of ADAM of America. Prior to
                                              joining ADAM of America, he was with Eagle Asset Management from
                                              1995 to 1998, serving in various capacities including as Chief Investment
                                              Officer and Portfolio Manager. He was with Stein Roe and Farnham Inc.
                                              from 1984 to 1995, serving in various capacities including as Director of the Capital Management Group, Senior Vice President and Portfolio
                                              Manager.

                  Peter C. Thoms        8/00  Co-Portfolio Manager and research analyst for PIMCO Equity Advisors.
                                              Investment Analyst at Federated Investors from July 1998 to May 1999.
                                              Previously, he received his M.B.A. at the University of Virginia's Darden
                                              School of Business.

Growth            Mr. Corba             5/99  See above.

Select Growth     Mr. Corba             7/99  See above.

Target            Jeff Parker           3/99  Portfolio Manager and Research Analyst for PIMCO Equity Advisors. Prior
                                              to joining PIMCO Equity Advisors, he managed equity accounts as an
                                              Assistant Portfolio Manager at Eagle Asset Management from 1996 to
                                              1998. He was a Senior Consultant with Andersen Consulting, specializing in healthcare and technology, from 1991 to 1994.

Opportunity       Michael F. Gaffney    3/99  Managing Director of PIMCO Equity Advisors, where he manages the
                                              Opportunity Fund and other small-cap products. Prior to joining ADAM of
                                              America, he was with Alliance Capital Management L.P. from 1987 to
                                              1999, serving in various capacities including as Senior Vice President and
                                              Portfolio Manager.

Innovation        Dennis P. McKechnie  10/98  Portfolio Manager of PIMCO Equity Advisors. Prior to joining ADAM of
                                              America, he was with Columbus Circle Investors from 1987 to 1999, where he managed equity accounts and served in various capacities including as Portfolio Manager for the Innovation Fund. Mr. McKechnie
                                              received his M.B.A. from Columbia Business School and a degree in electrical engineering from Purdue University.

Global Innovation Mr. McKechnie        12/99+ See above.

                  Ms. Kim              4/00*  Senior Research Analyst for PIMCO Innovation Fund, where she covers biotechnology, telecommunications equipment, semiconductors and networking. Prior to joining PIMCO Equity Advisors in 1999, she was a
                                              Senior Research Analyst at Fred Alger Management from 1994 to 1999.
                                              Prior to that, she was a Senior Research Technician at Repligen, a biopharmaceutical company.

               --------
              * Since inception of the Fund.
              + Prior to PIMCO Funds Advisors and PIMCO Equity Advisors
                assuming their positions as Adviser and Sub-Adviser, respectively, of the Global Innovation Fund, Mr. McKechnie managed the Fund's portfolio in his capacity as an officer of the Trust.


54  PIMCO Funds: Multi-Manager Series

               During December, 2001, the sub-advisory functions performed by the PIMCO Equity Advisors division of ADAM of America Advisors and its personnel were transferred to PIMCO Equity Advisors LLC, a newly formed, indirect wholly owned subsidiary of ADAM of America. PIMCO Equity Advisors LLC serves as the Sub-Adviser to the Funds previously sub-advised by PIMCO Equity Advisors. The Funds' portfolio managers did not change as a result of these changes, which were approved by the Trust's Board of Trustees.

Cadence An affiliate of PIMCO Funds Advisors, Cadence provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts
               managed by Cadence had combined assets as of [        ], 2002,
               of approximately $[   ] billion.

               The following individuals at Cadence share primary responsibility for each of the noted Funds.

Fund                 Portfolio Manager(s)                 Since       Recent Professional Experience
------------------------------------------------------------------------------------------------------------------------
Mega-Cap             David B. Breed                       9/99*       Managing Director, Chief Executive Officer, Chief
                                                                      Investment Officer and founding partner of
                                                                      Cadence. Member of the Management Board of PIMCO
                                                                      Funds Advisors. He is a research generalist and
                                                                      has led the team of portfolio managers and
                                                                      analysts since 1988. Mr. Breed has managed
                                                                      separate equity accounts for many institutional
                                                                      clients and has led the team that manages the
                                                                      PIMCO Funds sub-advised by Cadence since those
                                                                      Funds' inception dates.

                     William B. Bannick                   9/99*       Managing Director and Executive Vice President at
                                                                      Cadence. Mr. Bannick is a research generalist and
                                                                      Senior Portfolio Manager for the Cadence team. He
                                                                      has managed separately managed equity accounts
                                                                      for various Cadence institutional clients and has
                                                                      been a member of the team that manages the PIMCO
                                                                      Funds sub-advised by Cadence since joining
                                                                      Cadence in 1992.

                     Katherine A. Burdon                  9/99*       Managing Director and Senior Portfolio Manager at
                                                                      Cadence. Ms. Burdon is a research generalist and
                                                                      has managed separately managed equity accounts
                                                                      for various Cadence institutional clients and has
                                                                      been a member of the team that manages the PIMCO
                                                                      Funds sub-advised by Cadence since joining
                                                                      Cadence in 1993.
                     Wayne A. Wicker                      3/00        Managing Director and Senior Portfolio Manager at
                                                                      Cadence. He is a research generalist with 21
                                                                      years of investment experience and has managed
                                                                      separately managed equity accounts for various
                                                                      Cadence institutional clients and has been a
                                                                      member of the team that manages the PIMCO Funds
                                                                      sub-advised by Cadence since joining Cadence in
                                                                      1998.

Capital Appreciation Mr. Breed                            3/91*       See above.

                     Mr. Bannick                          10/92       See above.

                     Ms. Burdon                           1/93        See above.

                     Mr. Wicker                           3/00        See above.

Mid-Cap              Mr. Breed                            8/91*       See above.

                     Messrs. Bannick and Wicker and Same as Capital   See above.
                     Ms. Burdon                     Appreciation Fund

Emerging Companies   Messrs. Breed and Bannick and        6/93*       See above.
                     Ms. Burdon

                     Mr. Wicker                           3/00        See above.

               --------
              * Since inception of the Fund.


                                                                  Prospectus 55

NFJ An affiliate of PIMCO Funds Advisors, NFJ provides advisory services to mutual funds and institutional accounts.
               NFJ Investment Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ
               had combined assets as of [      ], 2002, of approximately
               $[   ] billion.

               The following individuals at NFJ share primary responsibility for the noted Fund.

Fund            Portfolio Manager(s)        Since  Recent Professional Experience
-------------------------------------------------------------------------------------------
Equity Income   Chris Najork                5/00*  Managing Director and founding partner
                                                   of NFJ. He has over 30 years'
                                                   experience encompassing equity research
                                                   and portfolio management. Prior to the
                                                   formation of NFJ in 1989, he was a
                                                   senior vice president, senior portfolio
                                                   manager and analyst at NationsBank,
                                                   which he joined in 1974.

                Benno J. Fischer            5/00*  Managing Director and founding partner
                                                   of NFJ. He has over 30 years'
                                                   experience in portfolio management,
                                                   investment analysis and research. Prior
                                                   to the formation of NFJ in 1989, he was
                                                   chief investment officer (institutional
                                                   and fixed income), senior vice
                                                   president and senior portfolio manager
                                                   at NationsBank, which he joined in
                                                   1971. Prior to joining NationsBank, Mr.
                                                   Fischer was a securities analyst at
                                                   Chase Manhattan Bank and Clark, Dodge.

                Jeffrey S. Partenheimer CFA  6/02  Principal at NFJ. He is a Portfolio
                and CPA                            Manager with over 16 years' experience
                                                   in financial analysis, portfolio
                                                   management and large corporate finance.
                                                   Prior to joining NFJ in 1999, he spent
                                                   10 years in commercial banking (8 of
                                                   those years managing investment
                                                   portfolios) and 4 years as a treasury
                                                   director for DSC Communications in
                                                   Plano, Texas. He began his career as a
                                                   financial analyst with First City Bank
                                                   of Dallas in 1985.

Basic Value     Messrs. Najork and Fischer  5/00*  See above.

                Paul A. Magnuson            5/00*  Principal at NFJ. He is a Portfolio
                                                   Manager and Senior Research Analyst
                                                   with 15 years' experience in equity
                                                   analysis and portfolio management.
                                                   Prior to joining NFJ in 1992, he was an
                                                   assistant vice president at
                                                   NationsBank, which he joined in 1985.
                                                   Within the Trust Investment Qualitative
                                                   Services Division of NationsBank, he
                                                   was responsible for equity analytics
                                                   and structured fund management.

                Mr. Partenheimer             6/02  See above.

Small-Cap Value Mr. Najork                  10/91* See above.

                Mr. Fischer                 10/91* See above.

                Mr. Magnuson                 7/95  See above.

                E. Clifton Hoover            1/98  Principal at NFJ. He is a Portfolio
                                                   Manager with 15 years' experience in
                                                   financial analysis and portfolio
                                                   management. Prior to joining NFJ in
                                                   1997, he was associated with Credit
                                                   Lyonnais from 1991 to 1997, where he
                                                   served as a vice-president and was
                                                   responsible for the financial analysis
                                                   and portfolio management of a
                                                   diversified portfolio. He began his
                                                   career as a financial analyst with
                                                   NationsBank in 1985.

               --------
              * Since inception of the Fund.


56  PIMCO Funds: Multi-Manager Series

Parametric     Parametric provides advisory services to mutual funds and
               institutional accounts. Parametric Portfolio Associates, Inc., the predecessor investment adviser to Parametric, commenced operations in 1987. Parametric, a former subsidiary of ADAM of
               America, is no longer affiliated with ADAM of America or PIMCO
               Funds Advisors. Accounts managed by Parametric had combined
               assets as of [      ], 2002, of approximately $[   ] billion.

               The following individuals share primary responsibility for each of the noted Funds.

Fund                 Portfolio Manager(s)   Since Recent Professional Experience
----------------------------------------------------------------------------------------------------------
Tax-Efficient Equity David Stein            9/98* Managing Director of Parametric. He has been with
                                                  Parametric since 1996 where he leads the investment,
                                                  research and product development activities. Previously,
                                                  he served in Investment Research at GTE Corporation
                                                  from 1995 to 1996, in Equity Research at Vanguard
                                                  Group from 1994 to 1995 and in Investment Research at
                                                  IBM Corporation from 1977 to 1994.
                     Tom Seto               9/98* Vice President and Portfolio Manager of Parametric.
                                                  Since joining Parametric in 1998, he has been
                                                  responsible for management of Parametric's active U.S.
                                                  equity strategies and has managed structured equity
                                                  portfolios. Previously, he was with Barclays Global
                                                  Investors from 1991 to 1998, serving in various
                                                  capacities including as head of U.S. Equity Index
                                                  Investments and Portfolio Manager.
Tax-Efficient        Messrs. Stein and Seto 6/98* See above.
Structured Emerging
Markets
                     Cliff Quisenberry      6/98* Vice President and Global Portfolio Manager of
                                                  Parametric. He joined Parametric in 1998 where he
                                                  heads international investments in both developed and
                                                  emerging markets. Previously, he served as Vice
                                                  President and Portfolio Manager at Cutler & Co. from
                                                  1990 to 1994 and as a Securities Analyst and Portfolio
                                                  Manager at Fred Alger Management from 1987 to 1998.

               --------
              * Since inception of the Fund.

Adviser/Sub-   Shareholders of each Fund (except the Equity Income, Innovation,
Adviser        Mid-Cap and Emerging Companies Funds) have approved a proposal
Relationship   permitting PIMCO Funds Advisors to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission.
               One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits PIMCO Funds Advisors from entering into sub-advisory agreements with affiliates of PIMCO Funds Advisors without shareholder approval, unless those affiliates are substantially wholly-owned by PIMCO Funds Advisors. Subject to the ultimate responsibility of the Board of Trustees, PIMCO Funds Advisors has responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

Distributor    The Trust's Distributor is PIMCO Funds Distributors LLC, an
               indirect wholly owned subsidiary of PIMCO Funds Advisors. The
               Distributor, located at 2187 Atlantic Street, Stamford,
               Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission.


                                                                  Prospectus 57

PIMCO Asset    PIMCO Funds Advisors selects the Underlying Funds in which the
Allocation     Asset Allocation Fund may invest. PIMCO Funds Advisors' Asset
Fund--Asset    Allocation Committee is responsible for determining how the
Allocation     Funds' assets are allocated and reallocated from time-to-time
Committee      among the Underlying Funds selected by PIMCO Funds Advisors. The following provides information about the individuals who comprise the Asset Allocation Committee and are primarily responsible for making asset allocation and other investment decisions for the Asset Allocation Fund.

Asset Allocation
Committee
Member             Since      Recent Professional Experience
-------------------------------------------------------------------------------------------------------------------
Mark Phelps        June, 2002 Chief Investment Officer of Dresdner RCM Global and International Equities Team and
                              member of Dresdner RCM's overall global asset allocation committee. He joined
                              Dresdner RCM in 1985 and is a Managing Director and Portfolio Manager.
William L. Price   June, 2002 Chairman and Chief Investment Officer of Dresdner RCM Global Investors and Senior
                              Managing Director of the Dresdner RCM U.S. Large Cap Growth Team. He joined Dresdner
                              RCM in 1977 and has been a principal since 1979. Previously, he was with Alliance
                              Capital Management, serving in various capacities including as an analyst, a portfolio manager and as the manager of the San Francisco office.
Lee R. Thomas, III June, 2002 Managing Director and senior member of Pacific Investment Management Company's portfolio management and investment strategy groups. He also oversees the firm's international portfolio management team. He joined Pacific Investment Management
                              Company in 1995.
Claus J. te Wildt  June, 2002 Managing Director and Global Head of Institutional Business at Dresdner RCM. He is a
                              member of Dresdner Asset Management's Global Management Board and Dresdner RCM San
                              Francisco's Executive Committee. Prior to joining Dresdner RCM in 1998, he worked at
                              GT Global as the Vice President of Strategy and Business Planning.

PIMCO Asset    The expenses associated with investing in a "fund of funds,"
Allocation     such as the Asset Allocation Fund, are generally higher than
Fund--         those for mutual funds that do not invest primarily in other
Underlying     mutual funds. This is because shareholders in a "fund of funds"
Fund Expenses  indirectly pay a portion of the fees and expenses charged at the underlying fund level.

               The Asset Allocation Fund is structured in the following ways to lessen the impact of expenses incurred at the Underlying Fund level:

               .The Fund does not pay any fees for asset allocation or advisory services under the Trust's investment advisory agreement.

               .The Fund invests in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

               The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds (based on estimates for the current fiscal year). Because the Asset Allocation Fund invests in Institutional Class shares of the Underlying Funds, shareholders of the Fund indirectly bear a proportionate share of these expenses, depending upon how the Fund's assets are allocated from time to time among the Underlying Funds. See "Fees and Expenses of the Fund" in the Asset Allocation Fund's Fund Summary above.


58  PIMCO Funds: Multi-Manager Series

                                                Annual Underlying Fund Expenses
                                                (Based on the average daily net assets attributable to a Fund's Institutional
                                                Class shares):

                                                Advisory        Administrative        Other          Total Fund
Underlying Fund                                 Fees            Fees                  Expenses       Operating Expenses
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Growth                                    0.50%           0.25%                 0.00%          0.75%
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Target                                    0.55            0.25                  0.00           0.80
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Opportunity                               0.65            0.25                  0.00           0.90
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Capital Appreciation                      0.45            0.25                  0.00           0.70
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Mid-Cap                                   0.45            0.25                  0.00           0.70
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Emerging Companies                        1.25            0.25                  0.00           1.50
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Renaissance                               0.60            0.25                  0.00           0.85
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Value                                     0.45            0.25                  0.00           0.70
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Small-Cap Value                           0.60            0.25                  0.00           0.85
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Tax-Efficient Equity                      0.45            0.25                  0.00           0.70
-----------------------------------------------------------------------------------------------------------------------------
PIMCO StocksPLUS                                0.40            0.25                  0.00           0.65
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Tax-Efficient Structured Emerging Markets 0.45            0.50                  0.06           1.01
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Innovation                                0.65            0.25                  0.00           0.90
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Money Market                              0.15            0.20                  0.00           0.35
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Short-Term                                0.25            0.20                  0.56           1.01
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Low Duration                              0.25            0.18                  0.06           0.49
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Moderate Duration                         0.25            0.20                  0.00           0.45
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return                              0.25            0.18                  0.06           0.49
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return II                           0.25            0.25                  0.01           0.51
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Long-Term U.S. Government                 0.25            0.25                  0.06           0.56
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Global Bond                               0.25            0.30                  0.32           0.57
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond                              0.25            0.25                  0.04           0.54
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Emerging Markets Bond                     0.45            0.40                  0.08           0.93
-----------------------------------------------------------------------------------------------------------------------------
PIMCO High Yield                                0.25            0.25                  0.00           0.50
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Real Return                               0.25            0.20                  0.04           0.49
-----------------------------------------------------------------------------------------------------------------------------
RCM Large-Cap Growth                            0.45            0.30                  0.00           0.75
-----------------------------------------------------------------------------------------------------------------------------
RCM Tax-Managed Growth                          0.60            0.30                  0.00           0.90
-----------------------------------------------------------------------------------------------------------------------------
RCM Mid-Cap                                     0.47            0.30                  0.00           0.77
-----------------------------------------------------------------------------------------------------------------------------
RCM Small-Cap                                   0.72            0.30                  0.00           1.02
-----------------------------------------------------------------------------------------------------------------------------
RCM Global Small-Cap                            1.00            0.40                  0.00           1.40
-----------------------------------------------------------------------------------------------------------------------------
RCM Global Technology                           0.95            0.40                  0.00           1.35
-----------------------------------------------------------------------------------------------------------------------------
RCM Global Equity                               0.85            0.40                  0.00           1.25
-----------------------------------------------------------------------------------------------------------------------------
RCM International Growth Equity                 0.50            0.50                  0.00           1.00
-----------------------------------------------------------------------------------------------------------------------------
RCM Emerging Markets                            1.00            0.50                  0.00           1.50
-----------------------------------------------------------------------------------------------------------------------------
RCM Europe                                      0.80            0.50                  0.00           1.30
-----------------------------------------------------------------------------------------------------------------------------




                                                                  Prospectus 59

               Investment Options --
               Institutional Class and Administrative Class Shares

               The Trust offers investors Institutional Class and
               Administrative Class shares of the Funds in this Prospectus.

               The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares, except that a 1.00% Fund Reimbursement Fee may apply to transactions involving shares of the Tax-Efficient Structured Emerging Markets Fund. See "Purchases, Redemptions and Exchanges--Fund Reimbursement Fees" below.

               Administrative Class shares are generally subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

               .Service and Distribution (12b-1) Fees--Administrative Class Shares. The Trust has adopted an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of each Fund. The Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

               Each Plan allows the Funds to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

               In combination, the Plans permit a Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

               .Arrangements with Service Agents. Institutional Class and Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.


60  PIMCO Funds: Multi-Manager Series

               Purchases, Redemptions and Exchanges

               Investors may purchase Institutional Class and Administrative Class shares of the Funds at the relevant net asset value ("NAV") of that class without a sales charge or other fee, except that a 1.00% Fund Reimbursement Fee may apply to transactions involving shares of the Tax-Efficient Structured Emerging Markets Fund. See "Fund Reimbursement Fees" below.

               Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

               Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

               Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party.

               .Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Fund. At the discretion of PIMCO Funds Advisors, the minimum initial investment may be waived for Institutional or Administrative Class shares offered to clients of the Fund's sub-administrator, Pacific Investment Management Company, or to clients of the Sub-Advisors to the Trusts' Funds, and their affiliates, and to the benefit plans of PIMCO Funds Advisors and its affiliates. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor in which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

               The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

               .Timing of Purchase Orders and Share Price Calculations. A purchase order received by the Trust's transfer agent, National Financial Data Services (the "Transfer Agent"), prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's net asset value ("NAV"). An order received after that time will be effected at the NAV determined on the next day the Trust is open for business. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

               .Initial Investment. Investors may open an account by completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

               Except as described below, an investor may purchase Institutional Class and Administrative Class shares only by wiring federal funds to the Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

               An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO Funds Advisors or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company LLC, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.



                                                                  Prospectus 61

               .Additional Investments. An investor may purchase additional Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

               .Other Purchase Information. Purchases of a Fund's Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

               The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

               An investor should invest in the Funds for long-term investment purposes only. The Trust and PIMCO Funds Advisors each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

               Institutional Class and Administrative Class shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

               Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if PIMCO Funds Advisors or a Sub-Adviser intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

               .Retirement Plans. Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

               .Fund Reimbursement Fees. Investors in Institutional Class and Administrative Class shares of the Tax-Efficient Structured Emerging Markets Fund are subject to a "Fund Reimbursement Fee," both at the time of purchase and at the time of redemption, equal to 1.00% of the net asset value of the shares purchased or redeemed. Fund Reimbursement Fees are not paid separately, but are deducted automatically from the amount invested or the amount to be received in connection with a redemption. In determining whether a redemption fee is payable, the first-in first-out, or "FIFO," method will be used to determine which shares are being redeemed. Fund Reimbursement Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO Funds Advisors, the Fund's Sub-Adviser, or the Distributor. Fund Reimbursement Fees are not sales loads or contingent deferred sales charges. Reinvestment of dividends and capital gains distributions paid to shareholders by the Funds are not subject to Fund Reimbursement Fees, but redemptions and exchanges of shares acquired by these reinvestments are subject to Fund Reimbursement Fees unless a waiver applies.

               The purpose of the Fund Reimbursement Fees is to defray the costs associated with investing the proceeds of the sale of the Fund's shares (in the case of purchases) or the costs associated with the sale of portfolio securities to satisfy redemption requests (in the case of redemptions), thereby insulating existing shareholders from such costs. The amount of a Fund Reimbursement Fee represents the Sub-Adviser's estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's purchase or redemption. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks) and the effect of "bid/asked" spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign


62  PIMCO Funds: Multi-Manager Series
               exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

               Waiver of Fund Reimbursement Fees. Former participants in the Parametric Portfolio Associates Emerging Markets Trust will not be subject to Fund Reimbursement Fees with respect to any shares of the Tax-Efficient Structured Emerging Markets Fund they acquired through June 30, 1998, and will not be subject to Fund Reimbursement Fees upon the subsequent redemption (including any redemption in connection with an exchange) of any shares acquired by any such participant through June 30, 1998. Such participants will be subject to such Fund Reimbursement Fees to the same extent as any other shareholder on any shares of either Fund acquired (whether by reinvestment of dividends or capital gain distributions or otherwise) after June 30, 1998.

               .Redemption Fees. Investors in Institutional Class and Administrative Class shares of the Funds (except the Tax-Efficient Structured Emerging Markets Fund) will be subject to a "Redemption Fee" on redemptions and exchanges of up to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 30 days of their acquisition (i.e., beginning on the 31st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges. A new 30 day time period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). In determining whether a redemption fee is payable, the first-in first-out, or "FIFO," method will be used to determine which shares are being redeemed. The Redemption Fees may be waived for certain categories of investors, as described below.

               Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO Funds Advisors, the Fund's Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

               The purpose of the Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by "market timers" and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents PIMCO Funds Advisors' estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's redemption or exchange. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks) and the effect of "bid/asked" spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

               Waiver of Redemption Fees. Redemptions and exchanges by shareholders that are investing through qualified retirement plans such as 401(k) plans will not be subject to the Redemption Fee. In addition, redemptions and exchanges by shareholders that are investing through financial institutions (for example, through broker-dealer omnibus accounts) that have not agreed to assess the Redemption Fees against such shareholders will not be subject to Redemption Fees. The Trust may eliminate or modify these waivers at any time.

Redeeming      .Redemptions by Mail.  An investor may redeem (sell)
Shares         Institutional Class and Administrative Class shares by
               submitting a written request to PIMCO Funds at 840 Newport
               Center Drive, Suite 300, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

               .Redemptions by Telephone or Other Wire Communication. An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, by sending an e-mail to shareholder.services@pimco.com or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or e-mail, but must be confirmed in writing by an authorized party prior to processing.


                                                                  Prospectus 63

               In electing a telephone redemption, the investor authorizes Pacific Investment Management Company and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Pacific Investment Management Company or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Pacific Investment Management Company or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

               Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

               Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

               .Other Redemption Information. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day.

               Unless eligible for a waiver, shareholders of the Tax-Efficient Structured Emerging Markets Fund who redeem their shares will pay a Fund Reimbursement Fee equal to 1.00% of the NAV of the shares redeemed. See "Fund Reimbursement Fees" above.

               Redemption proceeds will ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

               For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

               Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

               The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management


64  PIMCO Funds: Multi-Manager Series
               strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

               Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Exchange       Except as provided below, or in the applicable Funds' or series
Privilege      prospectus(es), an investor may exchange Institutional Class or
               Administrative Class shares of a Fund for shares of the same class of any other Fund or other series of the Trust that offers that class based on the respective NAVs of the shares involved.
               An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may also exchange shares of a Fund for shares of the same class of a series of PIMCO Funds:
               Pacific Investment Management Series, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific Investment Management Company, subject to any restrictions on exchanges set forth in the applicable series' prospectus(es). Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO
               Funds: Pacific Investment Management Series at the same address and telephone number as the Trust.

               Unless eligible for a waiver, shareholders who exchange their Institutional Class or Administrative Class shares of a Fund for the same class of shares of the Tax-Efficient Structured Emerging Markets Fund will be subject to a Fund Reimbursement Fee of 1.00% of the NAV of the shares of this Fund acquired in connection with the exchange. Also, shareholders who exchange shares of the Tax-Efficient Structured Emerging Markets Fund for shares of any other Fund will be subject to a Fund Reimbursement Fee of 1.00% of the NAV of the shares of this Fund redeemed in connection with the exchange. See "Fund Reimbursement Fees" above.

               An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

               The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Funds Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Funds Advisors to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges investors may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.


                                                                  Prospectus 65

               How Fund Shares Are Priced

               The net asset value ("NAV") of a Fund's Institutional and Administrative Class shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

               For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

               Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the Global Innovation and Tax-Efficient Structured Emerging Markets Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

               Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

               In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

               Under certain circumstances, the per share NAV of the Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

               The assets of the Asset Allocation Fund consist of shares of the Underlying Funds, which are valued at their respective NAVs (as determined above) at the time of the valuation of the Asset Allocation Fund's shares.


66  PIMCO Funds: Multi-Manager Series

               Fund Distributions

               Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the service and/or distribution fees applicable to Administrative Class shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

          Fund                            At Least Annually Quarterly
          -----------------------------------------------------------
          Growth & Income, Equity Income,
           Basic Value and Asset
           Allocation Funds                                     .
          -----------------------------------------------------------
          All other Funds                         .
          -----------------------------------------------------------

               In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

               A Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions.

               Shareholders do not pay any sales charges or other fees (including Fund Reimbursement Fees) on the receipt of shares received through the reinvestment of Fund distributions. However, shareholders of the Tax-Efficient Structured Emerging Markets Fund who receive additional shares through the reinvestment of distributions will pay a Fund Reimbursement Fee if they subsequently redeem or exchange those shares. See "Purchases, Redemptions and Exchanges--Fund Reimbursement Fees."

               For further information on distribution options, please contact the Trust at 1-800-927-4648.

               Tax Consequences

               .Taxes on Fund Distributions. A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

               Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long the shareholder owned the shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to shareholders as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount will generally be taxable as ordinary income.

               Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

               . Taxes on Redemptions or Exchanges of Shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

               . A Note on the Tax-Efficient Equity and Tax-Efficient Structured Emerging Markets Funds. The Tax-Efficient Equity and Tax-Efficient Structured Emerging Markets Funds utilize a number of tax-efficient management techniques designed to minimize taxable distributions. For instance, the Funds generally seek to minimize realized gains and, when realizing gains, attempt to realize gains that will be taxed as capital gains (i.e., as gains on investments owned for more than 12 months) when distributed to shareholders. Although the Funds attempt to minimize taxable distributions, they may be expected to earn and distribute taxable income and realize and distribute capital gains from time to time.


                                                                  Prospectus 67

               . A Note on the Asset Allocation Fund. The Asset Allocation Fund's use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders. See "Taxation--Distributions" in the Statement of Additional Information.

               . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders of the Global Innovation and Tax-Efficient Structured Emerging Markets Funds may be entitled to claim a credit or deduction with respect to foreign taxes.

               . A Note on Backup Withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be 30% for amounts paid in 2002 if a Fund is required to apply backup withholding to taxable distributions payable to a shareholder. Please see the Statement of Additional Information for further details about the new backup withholding tax rates.

               This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

               Characteristics and Risks of
               Securities and Investment Techniques

               This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of PIMCO Funds Advisors, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed Income   Fixed income securities are obligations of the issuer to make
Securities     payments of principal and/or interest on future dates, and
and            include corporate and government bonds, notes, certificates of
Defensive      deposit, commercial paper, convertible securities and
Strategies     mortgage-backed and other asset-backed securities.

               Aside from the cash management practices described below, the Mega-Cap, Capital Appreciation, Mid-Cap, Emerging Companies and Tax-Efficient Equity Funds intend to be as fully invested in common stocks as practicable at all times. The Tax-Efficient Structured Emerging Markets Fund normally invests substantially all of its assets in common stocks and other equity and equity-linked securities, but may invest up to 5% of its assets in fixed income securities of emerging market issuers. For cash management purposes, each of these Funds may maintain a portion of its assets (normally not more than 10%) in U.S. Government securities, high quality fixed income securities, money market obligations and cash to pay certain Fund expenses and to meet redemption requests. None of the Funds listed in this paragraph will make defensive investments in response to unfavorable market and other conditions and therefore may be particularly vulnerable to general declines in stock prices and/or other categories of securities in which they invest.

               Under normal circumstances, the Equity Income, Basic Value and Small-Cap Value Funds intends to be fully invested in common stocks (aside from cash management practices), except that each of these Funds may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. The Value, Renaissance, Growth, Select Growth, Target, Opportunity, Innovation and Global Innovation Funds will each invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. Each of these Funds may invest a portion of its assets in fixed income securities. These Funds may temporarily hold up to 100% of their assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The Growth & Income Fund will invest primarily in common stocks, but may also invest significant portions of its assets in preferred stocks, fixed income securities, convertible securities and real estate investment trusts, or "REITs." The Growth & Income Fund may temporarily hold up to 100% of its assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. In response to unfavorable market and other conditions, the Asset Allocation Fund may invest up to 100% of its assets in PIMCO Money Market


68  PIMCO Funds: Multi-Manager Series

               Fund (and may deviate from its asset allocation range) for temporary defensive purposes. The Fund may also borrow money for temporary or emergency purposes. The temporary defensive strategies described in this paragraph would be inconsistent with the investment objective and principal investment strategies of each of the noted Funds and may adversely affect the Fund's ability to achieve its investment objective.

Companies      Each of the Funds may invest in securities of companies with
With Smaller   market capitalizations that are small compared to other publicly
Market         traded companies. The Emerging Companies Fund, in particular,
Capitalizationsand the Opportunity and Small-Cap Value Funds generally invest primarily in smaller companies and are especially sensitive to the risks described below. In addition, the Innovation and Global Innovation Funds generally have substantial exposure to these risks. The Target, Growth & Income and Mid-Cap Funds also have significant exposure to these risks because they invest primarily in companies with medium-sized market capitalizations, which are smaller and generally less well-known or seasoned than larger companies.

               Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

               Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Initial        The Funds, particularly the Global Innovation and Innovation
Public         Funds, may purchase securities in initial public offerings
Offerings      (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations.
               Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Foreign        The Tax-Efficient Structured Emerging Markets Fund normally
(non-U.S.)     invests principally in securities of foreign issuers, securities
Securities     traded principally in securities markets outside the United
               States and/or securities denominated in foreign currencies
               (together, "foreign securities"). The Global Innovation Fund will invest in the securities of issuers located in at least three countries (one of which may be the United States). The
               Growth & Income, Growth, Target and Opportunity Funds may invest up to 15% of their respective assets in foreign securities. The
               Value, Renaissance and Select Growth Funds may invest up to 25% of their assets in foreign securities. The Innovation Fund may invest up to 40% of its assets in foreign securities. Each of these Funds may invest without limit in ADRs (defined below).
               The Tax-Efficient Equity Fund may invest in common stocks of foreign issuers if included in the S&P 500 Index.

               All of the Funds may invest in American Depository Receipts
               (ADRs). In addition, the Value, Renaissance, Growth & Income, Growth, Select Growth, Target, Opportunity, Innovation, Global Innovation and Tax-Efficient Structured Emerging Markets Funds may invest in European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.



                                                                  Prospectus 69

               Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries' financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging       Each of the Funds that may invest in foreign securities may
Market         invest in securities of issuers based in or that trade
Securities     principally in countries with developing (or "emerging market")
               economies. The Tax-Efficient Structured Emerging Markets Fund normally invests most of its assets in emerging market securities. The Global Innovation Fund may also invest significant portions of its assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity;
               significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

               Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; technical difficulties and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

               Special Risks of Investing in Russian and Other Eastern European Securities. The Global Innovation and Tax-Efficient Structured Emerging Markets Funds may invest a significant portion of their assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign        A Fund that invests directly in foreign currencies or in
Currencies     securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The Global
               Innovation and Tax-Efficient Structured Emerging Markets Funds are particularly sensitive to this risk.

               Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. The euro and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.


70  PIMCO Funds: Multi-Manager Series

               Foreign Currency Transactions. The Value, Renaissance, Growth & Income, Growth, Select Growth, Target, Opportunity, Innovation, Global Innovation and Tax-Efficient Structured Emerging Markets Funds may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. In addition, the Global Innovation and Tax-Efficient Structured Emerging Markets Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

               The Global Innovation and Tax-Efficient Structured Emerging Markets Funds may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. The Global Innovation and Tax-Efficient Structured Emerging Markets Funds may use one currency (or basket of currencies) to hedge against adverse changes in the value of another currency (or basket of currencies) when exchange rates between the two currencies are positively correlated. Each Fund will segregate assets determined to be liquid by PIMCO Funds Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Corporate      Each Fund that may invest in fixed income securities may invest
Debt           in corporate debt securities. The Growth & Income Fund may
Securities     invest up to 10% of its assets in these securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.
               When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

Convertible    Each Fund may invest in convertible securities. The Growth &
Securities     Income Fund may place particular emphasis on convertible
               securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives    Each Fund (except the Mega-Cap, Capital Appreciation, Mid-Cap and Emerging Companies Funds) may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

               Examples of derivative instruments include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. The Value, Renaissance, Growth & Income, Growth, Select Growth, Target, Opportunity, Innovation, Global Innovation, Tax-Efficient Equity and Tax-Efficient Structured Emerging Markets Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each of these Funds may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. The Global Innovation, Tax-Efficient Equity and Tax-Efficient Structured Emerging Markets Funds may enter into swap agreements with respect to securities indexes. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.


                                                                  Prospectus 71

               A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

               Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

               Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

               Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

               Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO Funds Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

               Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

               Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

               Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

               The Funds may invest in equity-linked securities. The
Equity-Linked  Tax-Efficient Structured Emerging Markets Fund may invest up to
Securities     15% of its assets in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that a Fund invests in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See
               "Foreign Securities" above. In addition, an investing Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements and zero-strike warrants and options. See
               "Derivatives" above. Equity-linked securities may be considered illiquid and thus subject to the Funds' restrictions on investments in illiquid securities.



72  PIMCO Funds: Multi-Manager Series

Credit         The Funds may invest in securities based on their credit ratings
Ratings and    assigned by rating agencies such as Moody's Investors Service,
Unrated        Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").
Securities     Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P.
               Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Funds Advisors and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

               A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High Yield     Securities rated lower than Baa by Moody's or lower than BBB by
Securities     S&P are sometimes referred to as "high yield securities" or
               "junk bonds." The Funds, particularly the Growth & Income Fund, may invest in these securities. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities typically may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of       For the purpose of achieving income, each Fund may lend its
Portfolio      portfolio securities to brokers, dealers, and other financial
Securities     institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
               "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short Sales    Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued,   Each Fund may purchase securities which it is eligible to
Delayed        purchase on a when-issued basis, may purchase and sell such
Delivery and   securities for delayed delivery and may make contracts to
Forward        purchase such securities for a fixed price at a future date
Commitment     beyond normal settlement time (forward commitments). When-issued
Transactions   transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value.
               Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase     Each Fund may enter into repurchase agreements, in which the
Agreements     Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse        Each Fund may enter into reverse repurchase agreements, subject
Repurchase     to the Fund's limitations on borrowings. A reverse repurchase
Agreements     agreement involves the sale of a security by a Fund and its
and Other      agreement to repurchase the instrument at a specified time and
Borrowings     price, and may be considered a form of borrowing for some
               purposes. A Fund will segregate assets determined to be liquid by PIMCO Funds Advisors or a Sub-Adviser in accordance with procedures established by the


                                                                  Prospectus 73

               Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Illiquid       Each Fund may invest in securities that are illiquid so long as
Securities     not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities
               (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment     Each Fund may invest up to 5% of its assets in other investment
in Other       companies, such as closed-end management investment companies,
Investment     or in pooled accounts or other investment vehicles which invest
Companies      in foreign markets. As a shareholder of an investment company, a
               Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Portfolio      With the exception of the Tax-Efficient Equity and Tax-Efficient
Turnover       Structured Emerging Markets Funds, the length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements, although the Tax-Efficient Equity and Tax-Efficient Structured
               Emerging Markets Funds will generally attempt to limit portfolio turnover as part of their tax-efficient management strategies.
               Because PIMCO Funds Advisors does not expect to reallocate the Asset Allocation Fund's assets among the Underlying Funds on a frequent basis, the portfolio turnover rate for the Asset
               Allocation Fund is expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the Asset
               Allocation Fund indirectly bears the expenses associated with portfolio turnover of the Underlying Funds, a number of which have fairly high portfolio turnover rates (i.e., in excess of 100%). High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance. Funds, such as the Growth
               & Income and Select Growth Funds, that have recently changed
               Sub-Advisers and/or investment objectives and policies may experience increased portfolio turnover due to the differences between the Funds' previous and current investment objectives and policies and portfolio management strategies.

Changes in     The investment objective of each of the Renaissance, Growth &
Investment     Income, Growth, Select Growth, Target, Opportunity, Innovation,
Objectives and Global Innovation, Mega-Cap, Equity Income, Basic Value,
Policies       Tax-Efficient Equity, Tax-Efficient Structured Emerging Markets
               and Asset Allocation Funds described in this Prospectus may be changed by the Board of Trustees without shareholder approval.
               The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and        In addition to the risks described under "Summary of Principal
Smaller-Sized  Risks" above and in this section, several of the Funds are newly
Funds          formed and therefore have limited or no performance history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds' size, may have a disproportionate impact on the Funds' performance results. The
               Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage     Unless otherwise stated, all percentage limitations on Fund
Investment     investments listed in this Prospectus will apply at the time of
Limitations    investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. References to assets in the percentage limitations on the Funds' investments refer to total assets, except with respect to the principal investment objectives of the Mega-Cap, Tax-Efficient Equity, Mid-


74  PIMCO Funds: Multi-Manager Series

               Cap, Equity Income, Small Cap Value and Tax-Efficient Structured Emerging Markets Funds. References to assets in the first paragraph of the Fund Summaries for these funds refer to net assets plus borrowings made for investment purposes.

Other          The Funds may invest in other types of securities and use a
Investments    variety of investment techniques and strategies which are not
and            described in this Prospectus. These securities and techniques
Techniques     may subject the Funds to additional risks. Please see the
               Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.


                                                                  Prospectus 75

               Additional Information About the Asset Allocation Fund

               The Asset Allocation Fund is intended for investors who prefer to have their asset allocation decisions made by professional money managers. The Fund seeks to achieve its investment objective by investing within specified equity and fixed income ranges among the Underlying Funds. Each Underlying Fund is a series of the Trust or PIMCO Funds: Pacific Investment Management Series and is managed by PIMCO Funds Advisors and/or its affiliates.

Strategies     PIMCO Funds Advisors serves as the investment adviser to the
of the Asset   Asset Allocation Fund. PIMCO Funds Advisors selects the
Allocation     Underlying Funds in which the Fund may invest. PIMCO Funds
Fund           Advisors' Asset Allocation Committee determines how the Fund allocates and reallocates its assets among the Underlying Funds selected by PIMCO Funds Advisors according to the Fund's equity/fixed income allocation targets and ranges. The Committee attempts to diversify the Fund's assets broadly among the major asset classes and sub-classes represented by the Underlying
               Funds.

               The major equity asset classes and sub-classes held by the Underlying Stock Funds include those categorized by investment style/category (growth, blend, value, enhanced index, sector-related), region (U.S. equities, international developed markets, international emerging markets), and market capitalization (large-cap, mid-cap and small-cap). The major fixed income asset classes and sub-classes held by the Underlying Bond Funds include those categorized by sector/investment specialty (government securities, mortgage-related securities, corporate bonds and inflation-indexed bonds), region (U.S. fixed income, developed foreign fixed income, emerging markets fixed income), credit quality (investment grade/money market, medium grade, high yield), and duration (long-term, intermediate-term and short-term).

               Please see "Underlying Funds" below for a description of the Underlying Funds as categorized by their investment styles and main investments.

               The Asset Allocation Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Asset Allocation Committee does not allocate the Fund's assets according to a predetermined blend of particular Underlying Funds. Instead, the Committee meets regularly to determine the mix of Underlying Funds appropriate for the Fund by allocating among the asset classes and sub-classes held by the Underlying Funds. When making these decisions, the Committee considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. This data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing trends and the cost of capital, political trends, data relating to trade balances and labor information. The Committee may also consider proprietary research provided by the investment advisers and sub-advisers of the Underlying Funds.

               The Committee then allocates the Fund's assets among the Underlying Funds selected by PIMCO Funds Advisors to fill out the asset class and sub-class weightings it has identified according to the Fund's equity/fixed income targets and ranges. The Committee has the flexibility to reallocate the Fund's assets in varying percentages among any or all of the Underlying Funds selected by PIMCO Funds Advisors based on the Committee's ongoing analyses of the equity and fixed income markets, although these tactical shifts are not expected to be large or frequent in nature.

"Fund of       The term "fund of funds" is used to describe mutual funds, such
Funds"         as the Asset Allocation Fund, that pursue their investment
Structure      objectives by investing in other mutual funds. The cost of
and Expenses   investing in the Asset Allocation Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Asset Allocation Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund's direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distibutions to shareholders and therefore may increase the amount of taxes payable by shareholders.

               The Fund invests all of its assets in Underlying Funds and may invest in any or all of the Funds. However, it is expected that the Fund will invest in only some of the Underlying Funds at any particular time. The Fund's investment in a particular Underlying Fund may exceed 25% of the Fund's total assets. To the extent that the Fund invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund. The particular Underlying Funds in which the Fund may invest, the equity and fixed income allocation targets and ranges specified above, and the percentage of the Fund's assets invested from time to time in any Underlying Fund or combination of Underlying Funds may be changed from time to time without the approval of the Fund's shareholders. The Fund is also subject to certain investment restrictions that are described under "Investment Restrictions" in the Statement of Additional Information.


76  PIMCO Funds: Multi-Manager Series

Equity         The equity portion of the Asset Allocation Fund will be
Portion of     allocated among a number of Underlying Stock Funds which
the Asset      represent a broad range of equity-based asset classes and
Allocation     sub-classes and a variety of investment objectives and
Fund           strategies. By allocating assets among these Funds, the equity portions of the Portfolios can be diversified in multiple ways, including the following:

               By Investment Style/Category
               . Growth
               . Blend (Broad Market)
               . Value
               . Enhanced Index
               . Sector-Related

               By Region
               . U.S. Equities
               . International Developed Markets Equities
               . International Emerging Markets Equities

               By Size
               . Large-Cap
               . Mid-Cap
               . Small-Cap

               For a list of the Underlying Stock Funds offered in this Prospectus, please see "Underlying Funds," below.

Fixed Income   The fixed income portion of the Fund will be allocated among a
Portion of     number of Underlying Bond Funds which represent a broad range of
the Asset      fixed income-based asset classes and sub-classes and a variety
Allocation     of investment objectives and strategies. By allocating assets
Fund           among these Underlying Funds, the fixed income portions of the
               Fund can be diversified in multiple ways, including the following:

               . By Sector/Investment Specialty
               . Governments
               . Mortgages
               . Corporate
               . Inflation-Indexed

               By Region
               . U.S. Fixed Income
               . Developed Foreign Fixed Income
               . Emerging Markets Fixed Income

               By Credit Quality
               . Investment Grade/Money Market
               . Medium Grade
               . High Yield

               By Duration
               . Long-Term
               . Intermediate-Term
               . Short-Term

               For a description of the Underlying Bond Funds and their investment objectives and strategies, please see "Underlying Funds," below.


                                                                  Prospectus 77

               Underlying Funds

               The Asset Allocation Fund invests all of its assets in Underlying Funds. Accordingly, the Fund's investment performance depends upon a favorable allocation among the Underlying Funds as well as the ability of the Underlying Funds to achieve their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved. Shares of the Underlying Stock Funds (except PIMCO StocksPLUS Fund and the PIMCO RCM Funds) are offered in this Prospectus. Shares of the Underlying Bond Funds are not offered in this Prospectus.

Advisory       PIMCO Funds Advisors serves as investment adviser for each of
Arrangements   the Underlying Stock Funds, except that its affiliate, Pacific
for the        Investment Management Company, is the investment adviser to
Underlying     PIMCO StocksPLUS Fund. The advisory arrangements of the
Funds          Underlying Stock Funds offered in this Prospectus are described under "Management of the Funds." Pacific Investment Management
               Company is the sole investment adviser to each of the Underlying
               Bond Funds. For a complete description of the advisory and sub-advisory arrangements for the PIMCO RCM Funds, the Underlying Bond Funds and PIMCO StocksPLUS Fund, please see the
               Statement of Additional Information, the Prospectus for
               Institutional Class shares of the PIMCO RCM Funds (the "RCM
               Funds Prospectus") and the Underlying Bond Funds' prospectus and statement of additional information, which are incorporated herein by reference and are available free of charge by telephoning the Trust at 1-800-927-4648.

Underlying     The following provides a list of the Underlying Stock Funds. For
Stock Funds    a complete description of these Funds, please refer to the remainder of this Prospectus, the Underlying Bond Fund prospectus (for the PIMCO StocksPLUS Fund), or the RCM Funds
               Prospectus (for the PIMCO RCM Funds), which are incorporated herein by reference and are available free of charge by telephoning the Trust at 1-800-927-4648.

                                     PIMCO Fund
          ------------------------------------------------------------
          Growth Stock Funds         RCM Large-Cap Growth**
                                     ---------------------------------
                                     Growth
                                     ---------------------------------
                                     RCM Mid-Cap**
                                     ---------------------------------
                                     Target
                                     ---------------------------------
                                     Opportunity
                                     ---------------------------------
                                     RCM Small-Cap**
          ------------------------------------------------------------
          Blend Stock Funds          Capital Appreciation
                                     ---------------------------------
                                     Mid-Cap
                                     ---------------------------------
                                     Emerging Companies
          ------------------------------------------------------------
          Value Stock Funds          Renaissance
                                     ---------------------------------
                                     Value
                                     ---------------------------------
                                     Small-Cap Value
          ------------------------------------------------------------
          Enhanced Index Stock Funds Tax-Efficient Equity
                                     ---------------------------------
                                     RCM Tax-Managed Growth**
                                     ---------------------------------
                                     StocksPLUS*
          ------------------------------------------------------------
          Global Stock Funds         RCM Global Equity**
                                     ---------------------------------
                                     RCM Global Small-Cap**
          ------------------------------------------------------------
          International Stock Funds  RCM International Growth Equity**
                                     ---------------------------------
                                     RCM Europe**
                                     ---------------------------------
                                     RCM Emerging Markets**
                                     ---------------------------------
                                     Tax-Efficient Structured Emerging
                                     Markets
          ------------------------------------------------------------
          Sector-Related Stock Funds Innovation
                                     ---------------------------------
                                     RCM Global Technology**


78  PIMCO Funds: Multi-Manager Series

               Additional information about the Underlying Stock Funds not offered in this prospectus is provided below.

                                                                                                          Approximate
                                                                                    Approximate Number of Capitalization
Fund Name                Investment Objective      Main Investments                 Holdings              Range
-------------------------------------------------------------------------------------------------------------------------------
RCM Large-Cap Growth     Long-term capital         Large capitalization equity             45-85          At least $3 billion
                         appreciation              securities
-------------------------------------------------------------------------------------------------------------------------------
RCM Tax-Managed Growth   After-tax growth of       A broadly diversified portfolio         25-65          All capitalizations
                         capital                   of equity securities of U.S.
                                                   issuers
-------------------------------------------------------------------------------------------------------------------------------
RCM Mid-Cap              Long-term capital         Small to medium                         85-125         Up to $15.7 billion
                         appreciation              capitalization equity securities
-------------------------------------------------------------------------------------------------------------------------------
RCM Small-Cap            Long-term capital         Small capitalization equity             80-120         Up to $2.8 billion
                         appreciation              securities
-------------------------------------------------------------------------------------------------------------------------------
RCM Global Small-Cap     Long-term capital         Equity securities of issuers            55-95          Between $4.5 million
                         appreciation              located in at least three                              and $2.8 billion
                                                   different countries
-------------------------------------------------------------------------------------------------------------------------------
RCM Global Technology    Long-term capital         Equity securities of companies          65-105         At least $500 million
                         appreciation              in the technology industry
                                                   located in at least three
                                                   different countries
-------------------------------------------------------------------------------------------------------------------------------
RCM Global Equity        Long-term capital         Equity securities of issuers            85-125         All capitalizations
                         appreciation              located in at least three
                                                   different countries
-------------------------------------------------------------------------------------------------------------------------------
RCM International Growth Long-term capital         Equity securities of issuers            75-115         All capitalizations
Equity                   appreciation              located in at least ten
                                                   different countries
-------------------------------------------------------------------------------------------------------------------------------
RCM Emerging Markets     Long-term capital         Equity securities of issuers            35-75          At least $100 million
                         appreciation              located in countries with
                                                   emerging securities markets
-------------------------------------------------------------------------------------------------------------------------------
RCM Europe               Long-term capital         Equity securities of European           30-70          All capitalizations
                         appreciation              issuers
-------------------------------------------------------------------------------------------------------------------------------
StocksPLUS               Total return that exceeds S&P 500 Stock index                     N/A            N/A
                         the S&P 500               derivatives backed by a
                                                   portfolio of short-term fixed
                                                   income securities
-------------------------------------------------------------------------------------------------------------------------------

               --------
              * PIMCO StocksPLUS Fund is not offered in this Prospectus. For a complete description of PIMCO StocksPLUS Fund, see the Underlying Bond Fund prospectus referred to below.
             ** The PIMCO RCM Funds are not offered in this Prospectus. The
                PIMCO RCM Funds are managed by PIMCO Funds Advisors and sub-advised by Dresdner RCM Global Investors LLC, an affiliate of PIMCO Funds Advisors. See the RCM Fund's Prospectus and the Statement of Additional Information for a complete description of the PIMCO RCM Funds.

Underlying     The investment objective of each Underlying Bond Fund (except as
Bond Funds     provided below) is to seek to realize maximum total return, consistent with preservation of capital and prudent investment management. The "total return" sought by most of the Underlying
               Bond Funds will consist of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The investment objective of PIMCO Real Return Fund is to seek to realize maximum real return, consistent with preservation of real capital and prudent investment management. "Real return" is a measure of the change in purchasing power of money invested in a particular investment after adjusting for inflation. The investment objective of each of PIMCO Money Market Fund and PIMCO Short-Term Fund is to seek to obtain maximum current income, consistent with preservation of capital and daily liquidity. PIMCO Money Market Fund also attempts to maintain a stable net asset value of $1.00 per share, although there can be no assurance that it will be successful in doing so.


                                                                  Prospectus 79

               The following provides a concise description of the main investments of and other information relating to each Underlying Bond Fund. For a complete description of these Funds, please see the Underlying Bond Fund prospectus for PIMCO Funds: Pacific Investment Management Series, which is incorporated herein by reference and is available free of charge by telephoning the Trust at 1-800-927-4648.




                   PIMCO Fund               Main Investments          Duration           Credit Quality/(1)/
-------------------------------------------------------------------------------------------------------------------------------
Short Duration     Money Market             Money market instruments  (less or =)90 days Min 95% Aaa or Prime 1; (less or =)5%
Bond Funds                                                            dollar-weighted    Aa or Prime 2
                                                                      average maturity
                   ------------------------------------------------------------------------------------------------------------
                   Short-Term               Money market instruments  0-1 yr             B to Aaa; max 10% below Baa
                                            and short maturity fixed
                                            income securities
                   ------------------------------------------------------------------------------------------------------------
                   Low Duration             Short maturity fixed      1-3 yrs            B to Aaa; max 10% below Baa
                                            income securities
-------------------------------------------------------------------------------------------------------------------------------
Intermediate       Moderate Duration        Short and intermediate    2-5 yrs            B to Aaa; max 10% below Baa
Duration                                    maturity fixed income
Bond Funds                                  securities
                   ------------------------------------------------------------------------------------------------------------
                   Total Return             Intermediate maturity     3-6 yrs            B to Aaa; max 10% below Baa
                                            fixed income securities
                   ------------------------------------------------------------------------------------------------------------
                   Total Return II          Intermediate maturity     3-6 yrs            Baa to Aaa
                                            fixed income securities
                                            with quality and
                                            non-U.S. issuer
                                            restrictions
-------------------------------------------------------------------------------------------------------------------------------
Long Duration Bond Long-Term U.S.Government Long-term maturity fixed  (less or =)8 yrs   A to Aaa
Funds                                       income securities
-------------------------------------------------------------------------------------------------------------------------------
International      Global Bond              U.S. and non-U.S.         3-7 yrs            B to Aaa; max 10% below Baa
Bond Funds                                  intermediate maturity
                                            fixed income securities
                   ------------------------------------------------------------------------------------------------------------
                   Foreign Bond             Intermediate maturity     3-7 yrs            B to Aaa; max 10% below Baa
                                            hedged non-U.S. fixed
                                            income securities
                   ------------------------------------------------------------------------------------------------------------
                   Emerging Markets Bond    Emerging market fixed     0-8 yrs            Caa to Aaa; max 15% below B
                                            income securities
-------------------------------------------------------------------------------------------------------------------------------
High Yield         High Yield               Higher yielding fixed     2-6 yrs            B to Aaa; min 65% below Baa
Bond Funds                                  income securities
-------------------------------------------------------------------------------------------------------------------------------
Inflation Indexed  Real Return              Inflation-indexed fixed   N/A                B to Aaa; max 10% below Baa
Bond Funds                                  income securities
-------------------------------------------------------------------------------------------------------------------------------

                                                                                   Non-
                                                                                   U.S. Dollar
                                                                                   Denominated
Main Investments          Duration           Credit Quality/(1)/                   Securities/(2)/
-------------------------------------------------------------------------------------------------------
Money market instruments  (less or =)90 days Min 95% Aaa or Prime 1; (less or =)5% 0%
        dollar-weighted    Aa or Prime 2
                          average maturity
-------------------------------------------------------------------------------------------------------
Money market instruments  0-1 yr             B to Aaa; max 10% below Baa           0-5%(3)
and short maturity fixed
income securities
-------------------------------------------------------------------------------------------------------
Short maturity fixed      1-3 yrs            B to Aaa; max 10% below Baa           0-20%(3)
income securities
-------------------------------------------------------------------------------------------------------
Short and intermediate    2-5 yrs            B to Aaa; max 10% below Baa           0-20%(3)
maturity fixed income
securities
-------------------------------------------------------------------------------------------------------
Intermediate maturity     3-6 yrs            B to Aaa; max 10% below Baa           0-20%(3)
fixed income securities
-------------------------------------------------------------------------------------------------------
Intermediate maturity     3-6 yrs            Baa to Aaa                            0%
fixed income securities
with quality and
non-U.S. issuer
restrictions
-------------------------------------------------------------------------------------------------------
Long-term maturity fixed  (less or =)8 yrs   A to Aaa                              0%
income securities
-------------------------------------------------------------------------------------------------------
U.S. and non-U.S.         3-7 yrs            B to Aaa; max 10% below Baa           25-75%(4)
intermediate maturity
fixed income securities
-------------------------------------------------------------------------------------------------------
Intermediate maturity     3-7 yrs            B to Aaa; max 10% below Baa           (greater or =)85%(4)
hedged non-U.S. fixed
income securities
-------------------------------------------------------------------------------------------------------
Emerging market fixed     0-8 yrs            Caa to Aaa; max 15% below B           (greater or =)80%(4)
income securities
-------------------------------------------------------------------------------------------------------
Higher yielding fixed     2-6 yrs            B to Aaa; min 65% below Baa           0-15%(5)
income securities
-------------------------------------------------------------------------------------------------------
Inflation-indexed fixed   N/A                B to Aaa; max 10% below Baa           0-20%(3)
income securities
-------------------------------------------------------------------------------------------------------

              1.As rated by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Services, or if unrated, determined by Pacific Investment Management Company to be of comparable quality.
              2.Each Underlying Bond Fund (except PIMCO Long-Term U.S.
                Government Fund) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
              3.The percentage limitation relates to non-U.S.
                dollar-denominated securities.
              4.The percentage limitation relates to securities of foreign issuers denominated in any currency.
              5.The percentage limitation relates to euro-denominated
                securities.

               Each Underlying Bond Fund invests at least 65% of its assets in the following types of securities, which, unless provided above, may be issued by domestic or foreign entities and denominated in U.S. dollars or foreign currencies: securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.

Other          In addition to purchasing the securities listed above under
Investment     "Main Investments," some or all of the Underlying Funds may to
Practices of   varying extents: lend portfolio securities; enter into
the            repurchase agreements and reverse repurchase agreements;
Underlying     purchase and sell securities on a when-issued or delayed
Funds          delivery basis; enter into forward commitments to purchase securities; purchase and write call and put options on securities and securities indexes; enter into futures contracts, options on futures contracts and swap agreements; invest in foreign securities; and buy or sell foreign currencies and enter into forward foreign currency contracts. These and the other types of securities and investment techniques used by the Underlying Funds all have attendant risks. The Asset Allocation
               Fund is indirectly subject to some or all of these risks to varying degrees because it invests all of its assets in the Underlying Funds. For further information


80  PIMCO Funds: Multi-Manager Series
               concerning the investment practices of and risks associated with the Underlying Funds, please see the Underlying Bond Fund prospectus and statement of additional information, the RCM Funds Prospectus, the remainder of this Prospectus, and "Investment Objectives and Policies" in the Statement of Additional Information, which are incorporated herein by reference and are available free of charge by telephoning the Trust at 1-800-927-4648.

Additional     In addition to the Funds listed above, the Asset Allocation Fund
Underlying     may invest in additional Underlying Funds, including those that
Funds          may become available for investment in the future, at the
               discretion of PIMCO Funds Advisors and without shareholder approval.

               Other Risk Information

Potential      PIMCO Funds Advisors has broad discretion to allocate and
Conflicts of   reallocate the Asset Allocation Fund's assets among the
Interest       Underlying Funds consistent with the Fund's investment
               objectives and policies and asset allocation targets and ranges.
               Although PIMCO Funds Advisors does not charge an investment advisory fee for its asset allocation services, PIMCO Funds
               Advisors and its affiliates indirectly receive fees (including investment advisory and administrative fees) from the Underlying
               Funds in which the Fund invests. In this regard, PIMCO Funds
               Advisors has a financial incentive to invest the Fund's assets in Underlying Funds with higher fees than other Funds, even if it believes that alternate investments would better serve the Fund's investment program. PIMCO Funds Advisors is legally obligated to disregard that incentive in making asset allocation decisions for the Fund. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Asset Allocation Fund and the Underlying Funds.


                                                                  Prospectus 81

Financial Highlights

The financial highlights table is intended to help a shareholder understand the financial performance of Institutional and Administrative Class shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends
and distributions. This information has been audited by [                  ],
whose report, along with each Fund's financial statements, is included in the Trust's annual reports to shareholders. The annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor. [To be updated by post-effective amendment.]



                          Net Asset               Net Realized/     Total    Dividends  Dividends in  Distributions
         Year or            Value        Net        Unrealized   Income from  from Net  Excess of Net   from Net
         Period           Beginning  Investment   Gain (Loss) on Investment  Investment  Investment     Realized
          Ended           of Period Income (Loss)  Investments   Operations    Income      Income     Capital Gains
-------------------------------------------------------------------------------------------------------------------
Value Fund (i)
  Institutional Class
   06/30/01                $11.42      $ 0.19 (a)    $  4.71 (a)   $  4.90     $(0.12)      $0.00        $ 0.00
   06/30/00                 15.30        0.28 (a)      (1.33)(a)     (1.05)     (0.26)       0.00         (0.57)
   06/30/99                 15.66        0.28 (a)       1.36 (a)      1.64      (0.28)       0.00         (1.72)
   06/30/98                 14.81        0.25 (a)       2.47 (a)      2.72      (0.24)       0.00         (1.63)
   06/30/97                 12.46        1.05           2.11          3.16      (0.31)       0.00         (0.50)
  Administrative Class
   06/30/01                 11.35        0.15 (a)       4.69 (a)      4.84      (0.10)       0.00          0.00
   06/30/00                 15.26        0.24 (a)      (1.33)(a)     (1.09)     (0.25)       0.00         (0.57)
   06/30/99                 15.65        0.26 (a)       1.32 (a)      1.58      (0.25)       0.00         (1.72)
   08/21/97-06/30/98        15.66        0.19 (a)       1.65 (a)      1.84      (0.22)       0.00         (1.63)

Renaissance Fund (ii)
  Institutional Class
   06/30/01                $14.97      $ 0.17 (a)    $  5.47 (a)   $  5.64     $(0.10)      $0.00        $(1.13)
   06/30/00                 18.23        0.42 (a)      (0.23)(a)      0.19       0.00        0.00         (2.59)
   06/30/99                 19.07        0.06 (a)       1.43 (a)      1.49       0.00        0.00         (2.33)
   12/30/97-06/30/98        16.73        0.05           2.29          2.34       0.00        0.00          0.00
  Administrative Class
   06/30/01                 14.93        0.13 (a)       5.45 (a)      5.58      (0.09)       0.00         (1.13)
   06/30/00                 18.18        0.11 (a)       0.09 (a)      0.20       0.00        0.00         (2.59)
   08/31/98-06/30/99        15.37        0.02 (a)       5.12 (a)      5.14       0.00        0.00         (2.33)

Growth & Income Fund (ii)
  Institutional Class
   06/30/01                $12.98      $ 0.11 (a)    $ (0.16)(a)   $ (0.05)    $(0.05)      $0.00        $ 0.00
   06/30/00                 15.84       (0.07)(a)       5.81 (a)      5.74       0.00        0.00         (8.18)
   06/30/99                 13.53       (0.03)(a)       2.99 (a)      2.96       0.00        0.00         (0.65)
   06/30/98                 14.04       (0.03)(a)       3.61 (a)      3.58       0.00        0.00         (4.09)
   06/30/97                 14.66       (0.06)(a)       1.31 (a)      1.25       0.00        0.00         (1.87)
  Administrative Class
   04/16/01-06/30/01         8.93        0.01 (a)       0.29 (a)      0.30       0.00        0.00          0.00

Growth Fund (ii)
  Institutional Class
   06/30/01                $35.17      $(0.04)(a)    $(10.68)(a)   $(10.72)    $ 0.00       $0.00        $(2.35)
   06/30/00                 31.24       (0.14)(a)       9.73 (a)      9.59       0.00        0.00         (5.66)
   03/31/99-06/30/99        31.27       (0.01)(a)      (0.02)(a)     (0.03)      0.00        0.00          0.00
  Administrative Class
   06/30/01                 34.95       (0.15)(a)     (10.55)(a)    (10.70)      0.00        0.00         (2.35)
   06/30/00                 31.23       (0.21)(a)       9.59 (a)      9.38       0.00        0.00         (5.66)
   03/31/99-06/30/99        31.27       (0.04)(a)       0.00 (a)     (0.04)      0.00        0.00          0.00

--------
 *   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(i) The information provided for the Value Fund reflects the results of operations under the Fund's former Sub-Adviser through May 8, 2000; the Fund would not necessarily have achieved the results shown above under its current investment management arrangements.


82  PIMCO Funds: Multi-Manager Series

                                                                                                       Ratio of Net
Distributions                              Fund                                             Ratio of    Investment
in Excess of  Tax Basis                Reimbursement  Net Asset               Net Assets   Expenses to Income (Loss)
Net Realized  Return of     Total      Fee Added To   Value End                 End of     Average Net  to Average
Capital Gains  Capital  Distributions Paid-In-Capital of Period Total Return Period (000s)   Assets     Net Assets
---------------------------------------------------------------------------------------------------------------------
     $0.00      $0.00      $(0.12)         $0.00       $16.20       43.07%      $67,601       0.70%         1.31%
    (2.00)       0.00       (2.83)          0.00        11.42       (6.65)       41,996       0.70          2.18
      0.00       0.00       (2.00)          0.00        15.30       12.30        69,181       0.71          1.99
      0.00       0.00       (1.87)          0.00        15.66       19.35        83,219       0.71          1.59
      0.00       0.00       (0.81)          0.00        14.81       26.38        74,613       0.73          2.02
      0.00       0.00       (0.10)          0.00        16.09       42.83        41,924       0.95          1.08
    (2.00)       0.00       (2.82)          0.00        11.35       (7.00)       24,380       0.96          1.97
      0.00       0.00       (1.97)          0.00        15.26       11.91        23,164       0.95          1.81
      0.00       0.00       (1.85)          0.00        15.65       12.71        10,349       0.96*         1.40*

     $0.00      $0.00      $(1.23)         $0.00       $19.38       38.88%      $42,514       0.85%         0.95%
    (0.86)       0.00       (3.45)          0.00        14.97        3.30         6,394       0.85          2.73
      0.00       0.00       (2.33)          0.00        18.23       10.24           136       0.86          0.38
      0.00       0.00        0.00           0.00        19.07       13.99           851       0.86*         0.55*
      0.00       0.00       (1.22)          0.00        19.29       38.50         3,288       1.10          0.74
    (0.86)       0.00       (3.45)          0.00        14.93        3.36           953       1.10          0.71
      0.00       0.00       (2.33)          0.00        18.18       36.41           427       1.09*         0.13*

   $(3.63)      $0.00      $(3.68)         $0.00       $ 9.25       (3.08)%     $ 5,196       0.85%         1.00%
    (0.42)       0.00       (8.60)          0.00        12.98       49.32         4,914       1.03 (b)     (0.46)
      0.00       0.00       (0.65)          0.00        15.84       23.18         7,399       0.89         (0.22)
      0.00       0.00       (4.09)          0.00        13.53       30.40         8,488       0.89         (0.25)
      0.00       0.00       (1.87)          0.00        14.04        9.61         7,591       1.15         (0.43)
      0.00       0.00        0.00           0.00         9.23        3.36        30,436       1.07*         0.52*

     $0.00      $0.00      $(2.35)         $0.00       $22.10      (32.11)%     $25,645       0.75%        (0.15)%
      0.00       0.00       (5.66)          0.00        35.17       32.66        17,533       0.77         (0.39)
      0.00       0.00        0.00           0.00        31.24       (0.10)          948       0.74*        (0.19)*
      0.00       0.00       (2.35)          0.00       $21.90      (32.26)        5,241       1.00         (0.50)
      0.00       0.00       (5.66)          0.00        34.95       31.92        15,116       1.02         (0.63)
      0.00       0.00        0.00           0.00        31.23       (0.13)        6,164       0.97*        (0.53)*

Distributions
in Excess of
Net Realized    Portfolio
Capital Gains Turnover Rate
---------------------------
     $0.00         204%
    (2.00)         196
      0.00         101
      0.00          77
      0.00          71
      0.00         204
    (2.00)         196%
      0.00         101
      0.00          77

     $0.00         138%
    (0.86)         133
      0.00         221
      0.00         192
      0.00         138
    (0.86)         133
      0.00         221

   $(3.63)          77%
    (0.42)         195
      0.00         273
      0.00         268
      0.00         202
      0.00          77

     $0.00          85%
      0.00          72
      0.00         131
      0.00          85
      0.00          72
      0.00         131

--------
(b) Ratio of expenses to average net assets excluding interest expense is 0.88%.
(ii) The information provided for the Renaissance, Growth & Income and Growth Funds reflects results of operations under the Funds' former Sub-Adviser through May 7, June 30, and March 6, 1999, respectively; the Funds would not necessarily have achieved the performance results shown above under their current investment management arrangements. The Growth & Income Fund (formerly the Mid-Cap Equity Fund) changed its investment objective and policies on August 1, 2000; the performance results shown above would not necessarily have been achieved had the Fund's current objective and policies been in effect during the periods shown.


                                                                  Prospectus 83


                         Net Asset               Net Realized/     Total    Dividends  Dividends in  Distributions
        Year or            Value        Net        Unrealized   Income from  from Net  Excess of Net   from Net
        Period           Beginning  Investment   Gain (Loss) on Investment  Investment  Investment     Realized
         Ended           of Period Income (Loss)  Investments   Operations    Income      Income     Capital Gains
------------------------------------------------------------------------------------------------------------------
Select Growth Fund (iii)
  Institutional Class
   06/30/01               $24.02      $ 0.08 (a)    $ (7.97)(a)   $ (7.89)    $ 0.00      $(0.08)       $ 0.00
   06/30/00                24.86        0.05 (a)       2.86 (a)      2.91      (0.02)       0.00         (3.72)
   06/30/99                20.39       (0.04)(a)       5.24 (a)      5.20       0.00        0.00         (0.73)
   06/30/98                15.55        0.03 (a)       6.11 (a)      6.14       0.00        0.00         (1.30)
   06/30/97                13.55        0.03 (a)       2.78 (a)      2.81      (0.02)       0.00         (0.79)
  Administrative Class
   06/30/01                23.66       (0.02)(a)      (7.80)(a)     (7.78)      0.00       (0.08)         0.00
   06/30/00                24.67       (0.01)(a)       2.76 (a)      2.75      (0.03)       0.00         (3.72)
   06/30/99                20.32       (0.03)(a)       5.11 (a)      5.08       0.00        0.00         (0.73)
   06/30/98                15.53       (0.01)(a)       6.10 (a)      6.09       0.00        0.00         (1.30)
   06/30/97                13.56        0.00 (a)       2.77 (a)      2.77      (0.01)       0.00         (0.79)

Target Fund (iv)
  Institutional Class
   06/30/01               $31.10      $(0.08)(a)    $ (7.62)(a)   $ (7.70)    $ 0.00      $ 0.00        $(1.41)
   06/30/00                17.74       (0.14)(a)      15.30 (a)     15.16       0.00        0.00         (1.80)
   03/31/99-06/30/99       16.34       (0.02)(a)       1.42 (a)      1.40       0.00        0.00          0.00
  Administrative Class
   06/30/01                31.29       (0.15)(a)      (7.66)(a)     (7.81)      0.00        0.00         (1.41)
   06/30/00                17.73       (0.19)(a)      15.55 (a)     15.36       0.00        0.00         (1.80)
   03/31/99-06/30/99       16.34       (0.03)(a)       1.42 (a)      1.39       0.00        0.00          0.00

Opportunity Fund (iv)
  Institutional Class
   06/30/01               $27.43      $(0.05)(a)    $ (6.28)(a)   $ (6.33)    $ 0.00      $ 0.00        $ 0.00
   06/30/00                24.26       (0.12)(a)      11.17 (a)     11.05       0.00        0.00         (7.88)
   03/31/99-06/30/99       21.40       (0.03)(a)       2.89 (a)      2.86       0.00        0.00          0.00
  Administrative Class
   06/30/01                27.44       (0.11)(a)      (6.25)(a)     (6.36)      0.00        0.00          0.00
   06/30/00                24.26       (0.18)(a)      11.24 (a)     11.06       0.00        0.00         (7.88)
   03/31/99-06/30/99       21.40       (0.05)(a)       2.91 (a)      2.86       0.00        0.00          0.00

Innovation Fund (iv)
  Institutional Class
   06/30/01               $72.54      $(0.26)(a)    $(36.96)(a)   $(37.22)    $ 0.00      $ 0.00        $ 0.00
   06/30/00                37.50       (0.37)(a)      41.80 (a)     41.43       0.00        0.00         (6.39)
   03/05/99-06/30/99       32.73       (0.05)(a)       4.82 (a)      4.77       0.00        0.00          0.00
  Administrative Class
   06/30/01                72.33       (0.28)(a)     (36.88)(a)    (37.16)      0.00        0.00          0.00
   03/31/00-06/30/00       99.70       (0.20)(a)     (27.17)(a)    (27.37)      0.00        0.00          0.00

Global Innovation Fund
  Institutional Class
   06/30/01               $18.96      $(0.15)(a)    $ (8.71)(a)   $ (8.86)    $ 0.00      $ 0.00        $ 0.00
   03/31/00-06/30/00       20.17       (0.01)(a)      (1.20)(a)     (1.21)      0.00        0.00          0.00

--------
 *    Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(iii) Formerly the PIMCO Core Equity Fund. The Fund changed its investment objective and policies on April 1, 2000; the performance results shown above would not necessarily have been achieved had the Fund's current objective and policies been in effect during the periods shown. In addition, the performance results shown above reflect the Fund's advisory fee level in effect prior to April 1, 2000; these results would have been lower had the Fund's current advisory fee level then been in effect. This information also reflects the results of operations under the Fund's former Sub-Adviser through June 30, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.
(iv) The information provided for the Target, Opportunity and Innovation Funds reflects results of operations under the Funds' former Sub-Adviser through March 6, 1999; the Funds would not necessarily have achieved the performance results shown above under their current investment management arrangements.


84  PIMCO Funds: Multi-Manager Series

                                                                                                       Ratio of Net
Distributions                              Fund                                             Ratio of    Investment
in Excess of  Tax Basis                Reimbursement  Net Asset               Net Assets   Expenses to Income (Loss)
Net Realized  Return of     Total      Fee Added to   Value End                 End of     Average Net  to Average
Capital Gains  Capital  Distributions Paid-In-Capital of Period Total Return Period (000s)   Assets     Net Assets
---------------------------------------------------------------------------------------------------------------------
     $0.00     $ 0.00      $(0.08)         $0.00       $16.05      (32.95)%    $  3,278       0.85%         0.40%
      0.00      (0.01)      (3.75)          0.00        24.02       13.11         2,613       0.94(b)       0.20
      0.00       0.00       (0.73)          0.00        24.86       26.34         1,184       1.01         (0.20)
      0.00       0.00       (1.30)          0.00        20.39       41.83         1,915       0.83          0.20
      0.00       0.00       (0.81)          0.00        15.55       21.59         6,444       0.87          0.23
      0.00       0.00       (0.08)          0.00        15.80      (32.99)          140       1.10          0.10
      0.00      (0.01)      (3.76)          0.00        23.66       12.54            49       1.18(c)      (0.05)
      0.00       0.00       (0.73)          0.00        24.67       25.84            15       1.08         (0.17)
      0.00       0.00       (1.30)          0.00        20.32       41.54       128,666       1.08         (0.07)
      0.00       0.00       (0.80)          0.00        15.53       21.20        29,332       1.13         (0.03)

   $(2.62)     $ 0.00      $(4.03)         $0.00       $19.37      (27.47)%    $ 22,228       0.80%        (0.35)%
      0.00       0.00       (1.80)          0.00        31.10       89.85        18,436       0.81         (0.50)
      0.00       0.00        0.00           0.00        17.74        8.57         1,298       0.79*        (0.39)*
    (2.62)       0.00       (4.03)          0.00        19.45      (27.67)        6,408       1.05         (0.60)
      0.00       0.00       (1.80)          0.00        31.29       91.13         6,699       1.06         (0.78)
      0.00       0.00        0.00           0.00        17.73        8.51         5,513       1.02*        (0.61)*

   $(5.08)     $ 0.00      $(5.08)         $0.00       $16.02      (25.48)%    $ 84,567       0.90%        (0.27)%
      0.00       0.00       (7.88)          0.00        27.43       50.24        39,205       0.91         (0.42)
      0.00       0.00        0.00           0.00        24.26       13.36           417       0.88*        (0.54)*
    (5.08)       0.00       (5.08)          0.00        16.00      (25.57)        7,309       1.15         (0.52)
      0.00       0.00       (7.88)          0.00        27.44       50.36         8,486       1.16         (0.67)
      0.00       0.00        0.00           0.00        24.26       13.36         2,010       1.12*        (0.82)*

   $(6.35)     $ 0.00      $(6.35)         $0.00       $28.97      (54.96)%    $ 20,608       0.90%        (0.55)%
      0.00       0.00       (6.39)          0.00        72.54      115.34        28,334       0.90         (0.52)
      0.00       0.00        0.00           0.00        37.50       14.57           444       0.88*        (0.15)*
    (6.35)       0.00       (6.35)          0.00        28.82      (55.04)        4,173       1.15         (0.77)
      0.00       0.00        0.00           0.00        72.33      (27.45)          668       1.15*        (0.92)*

   $(0.03)     $ 0.00      $(0.03)         $0.00       $10.07      (46.81)%    $    224       1.40%        (0.98)%
      0.00       0.00        0.00           0.00        18.96       (6.00)          403       1.40(d)*     (0.25)*

Distributions
in Excess of
Net Realized    Portfolio
Capital Gains Turnover Rate
---------------------------
     $0.00         150%
      0.00         170
      0.00          95
      0.00         120
      0.00         139
      0.00         150
      0.00         170
      0.00          95
      0.00         120
      0.00         139

   $(2.62)         109%
      0.00          99
      0.00         229
    (2.62)         109
      0.00          99
      0.00         229

   $(5.08)         237%
      0.00         254
      0.00         175
    (5.08)         237
      0.00         254
      0.00         175

   $(6.35)         271%
      0.00         186
      0.00         119
    (6.35)         271
      0.00         186

   $(0.03)         261%
      0.00         131

--------
(b) Ratio of expenses to average net assets excluding interest expense is 0.83%.
(c) Ratio of expenses to average net assets excluding interest expense is 1.08%.
(d) If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.47% for the period ended June 30, 2000.
(e) If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.48% for the period ended June 30, 2000.
(f) Ratio of expenses to average net assets excluding interest expense is 0.82%.


                                                                  Prospectus 85


                          Net Asset               Net Realized/     Total    Dividends  Dividends in  Distributions
         Year or            Value        Net        Unrealized   Income from  from Net  Excess of Net   from Net
         Period           Beginning  Investment   Gain (Loss) on Investment  Investment  Investment     Realized
          Ended           of Period Income (Loss)  Investments   Operations    Income      Income     Capital Gains
-------------------------------------------------------------------------------------------------------------------
Mega-Cap Fund
  Institutional Class
   06/30/01                $13.35      $(0.01)(a)     $(4.23)(a)   $(4.24)     $(0.04)     $ 0.00        $ 0.00
   08/31/99-06/30/00        10.00        0.00 (a)       3.35 (a)     3.35        0.00        0.00          0.00
Capital Appreciation Fund
  Institutional Class
   06/30/01                $27.10      $ 0.12 (a)     $(1.38)(a)   $(1.26)     $(0.14)     $ 0.00        $(3.49)
   06/30/00                 26.84        0.08 (a)       5.29 (a)     5.37       (0.07)      (0.04)        (5.00)
   06/30/99                 26.13        0.16 (a)       2.35 (a)     2.51       (0.15)       0.00         (1.65)
   06/30/98                 21.19        0.15 (a)       6.59 (a)     6.74       (0.12)       0.00         (1.68)
   06/30/97                 18.10        0.24           5.08         5.32       (0.10)       0.00         (2.13)
  Administrative Class
   06/30/01                 26.85        0.06 (a)      (1.36)(a)    (1.30)      (0.11)       0.00         (3.49)
   06/30/00                 26.64        0.01 (a)       5.25 (a)     5.26       (0.03)      (0.02)        (5.00)
   06/30/99                 25.99        0.09 (a)       2.34 (a)     2.43       (0.13)       0.00         (1.65)
   06/30/98                 21.16        0.10 (a)       6.55 (a)     6.65       (0.14)       0.00         (1.68)
   07/31/96-06/30/97        17.19        0.16           6.03         6.19       (0.09)       0.00         (2.13)
Mid-Cap Fund (v)
  Institutional Class
   06/30/01                $30.88      $ 0.21 (a)     $(0.79)(a)   $(0.58)     $(0.16)     $ 0.00        $(3.14)
   06/30/00                 23.01        0.09 (a)       7.91 (a)     8.00       (0.07)      (0.04)        (0.02)
   06/30/99                 24.09        0.12 (a)      (0.11)(a)     0.01       (0.02)       0.00         (1.07)
   06/30/98                 20.28        0.11 (a)       5.11 (a)     5.22       (0.07)      (0.01)        (1.33)
   06/30/97                 19.44       (0.07)          5.25         5.18       (0.05)       0.00         (4.29)
  Administrative Class
   06/30/01                 30.70        0.15 (a)      (0.77)(a)    (0.62)      (0.13)       0.00         (3.14)
   06/30/00                 22.88        0.03 (a)       7.86 (a)     7.89       (0.03)      (0.02)        (0.02)
   06/30/99                 23.96        0.06 (a)      (0.06)(a)     0.00       (0.01)       0.00         (1.07)
   06/30/98                 20.24        0.05 (a)       5.08 (a)     5.13       (0.07)      (0.01)        (1.33)
   06/30/97                 19.44       (0.13)          5.25         5.12       (0.03)       0.00         (4.29)
Emerging Companies Fund (vi)
  Institutional Class
   06/30/01                $25.12      $(0.16)(a)     $ 0.98 (a)   $ 0.82      $ 0.00      $ 0.00        $(2.60)
   06/30/00                 20.00       (0.19)(a)       5.31 (a)     5.12        0.00        0.00          0.00
   06/30/99                 23.66       (0.14)(a)      (2.89)(a)    (3.03)       0.00        0.00          0.00
   06/30/98                 19.85       (0.11)(a)       6.54 (a)     6.43        0.00        0.00         (2.62)
   06/30/97                 18.47        0.00           3.41         3.41        0.00        0.00         (2.03)
  Administrative Class
   06/30/01                 24.83       (0.22)(a)       0.98 (a)     0.76        0.00        0.00         (2.60)
   06/30/00                 19.82       (0.26)(a)       5.27 (a)     5.01        0.00        0.00          0.00
   06/30/99                 23.52       (0.19)(a)      (2.88)(a)    (3.07)       0.00        0.00          0.00
   06/30/98                 19.78       (0.17)(a)       6.53 (a)     6.36        0.00        0.00         (2.62)
   06/30/97                 18.46       (0.06)          3.41         3.35        0.00        0.00         (2.03)

--------
 *  Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(v) Formerly the Mid-Cap Growth Fund.


86  PIMCO Funds: Multi-Manager Series

                                                                                                       Ratio of Net
Distributions                              Fund                                             Ratio of    Investment
in Excess of  Tax Basis                Reimbursement  Net Asset               Net Assets   Expenses to Income (Loss)
Net Realized  Return of     Total      Fee Added to   Value End                 End of       Average    to Average
Capital Gains  Capital  Distributions Paid-In-Capital of Period Total Return Period (000s) Net Assets   Net Assets
---------------------------------------------------------------------------------------------------------------------
   $(1.43)      $0.00      $(1.47)         $0.00       $ 7.64      (35.38)%    $  2,588       0.70%        (0.13)%
      0.00       0.00        0.00           0.00        13.35       33.54         4,009       0.71(b)*      0.04*
   $(4.49)      $0.00      $(8.12)         $0.00       $17.72       (8.83)%    $276,170       0.70%         0.53%
      0.00       0.00       (5.11)          0.00        27.10       22.79       372,028       0.71          0.29
      0.00       0.00       (1.80)          0.00        26.84       10.57       645,967       0.71          0.64
      0.00       0.00       (1.80)          0.00        26.13       32.97       805,856       0.71          0.64
      0.00       0.00       (2.23)          0.00        21.19       31.52       536,187       0.71          1.02
    (4.49)       0.00       (8.09)          0.00        17.46       (9.07)      200,351       0.95          0.30
      0.00       0.00       (5.05)          0.00        26.85       22.49       180,423       0.96          0.04
      0.00       0.00       (1.78)          0.00        26.64       10.30       229,831       0.95          0.38
      0.00       0.00       (1.82)          0.00        25.99       32.55       132,384       0.96          0.39
      0.00       0.00       (2.22)          0.00        21.16       38.26         3,115       0.96*         0.66*
   $(5.65)      $0.00      $(8.95)         $0.00       $21.35       (5.33)%    $538,661       0.70%         0.80%
      0.00       0.00       (0.13)          0.00        30.88       34.88       582,715       0.71          0.35
      0.00       0.00       (1.09)          0.00        23.01        0.33       581,544       0.70          0.54
      0.00       0.00       (1.41)          0.00        24.09       26.16       437,985       0.71          0.46
      0.00       0.00       (4.34)          0.00        20.28       30.58       291,374       0.71          0.53
    (5.65)       0.00       (8.92)          0.00        21.16       (5.51)      171,268       0.95          0.57
      0.00       0.00       (0.07)          0.00        30.70       34.53       142,986       0.96          0.10
      0.00       0.00       (1.08)          0.00        22.88        0.31       104,337       0.95          0.30
      0.00       0.00       (1.41)          0.00        23.96       25.75        73,614       0.95          0.22
      0.00       0.00       (4.32)          0.00        20.24       30.23         2,066       0.96          0.28
     $0.00      $0.00      $(2.60)         $0.00       $23.34        4.28%     $231,755       1.50%        (0.71)%
      0.00       0.00        0.00           0.00        25.12       25.60       231,579       1.51         (0.90)
    (0.63)       0.00       (0.63)          0.00        20.00      (12.66)      234,439       1.50         (0.71)
      0.00       0.00       (2.62)          0.00        23.66       33.95       257,842       1.51         (0.50)
      0.00       0.00       (2.03)          0.00        19.85       20.05       164,139       1.52         (0.49)
      0.00       0.00       (2.60)          0.00        22.99        4.08        20,554       1.75         (0.99)
      0.00       0.00        0.00           0.00        24.83       25.28         7,208       1.76         (1.19)
    (0.63)       0.00       (0.63)          0.00        19.82      (12.91)        3,000       1.75         (0.97)
      0.00       0.00       (2.62)          0.00        23.52       33.70         4,779       1.76         (0.74)
      0.00       0.00       (2.03)          0.00        19.78       19.72         2,116       1.77         (0.74)

Distributions
in Excess of
Net Realized    Portfolio
Capital Gains Turnover Rate
---------------------------
   $(1.43)         139%
      0.00         151
   $(4.49)         112%
      0.00         119
      0.00         120
      0.00          75
      0.00          87
    (4.49)         112
      0.00         119
      0.00         120
      0.00          75
      0.00          87
   $(5.65)         153%
      0.00         164
      0.00          85
      0.00          66
      0.00          82
    (5.65)         153
      0.00         164
      0.00          85
      0.00          66
      0.00          82
     $0.00          80%
      0.00          85
    (0.63)          73
      0.00          72
      0.00          84
      0.00          80
      0.00          85
    (0.63)          73
      0.00          72
      0.00          84

--------
(b) If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.26% for the period ended June 30, 2000.
(vi)Formerly the Micro-Cap Fund.


                                                                  Prospectus 87


                                  Net Asset               Net Realized/     Total    Dividends  Dividends in  Distributions
             Year or                Value        Net        Unrealized   Income from  from Net  Excess of Net   from Net
             Period               Beginning  Investment   Gain (Loss) on Investment  Investment  Investment     Realized
              Ended               of Period Income (Loss)  Investments   Operations    Income      Income     Capital Gains
---------------------------------------------------------------------------------------------------------------------------
Equity Income Fund (viii)
  Institutional Class
   06/30/01                        $ 9.88       $0.40(a)      $ 2.81 (a)   $ 3.21      $(0.35)     $ 0.00        $(0.13)
   05/08/00-06/30/00                10.51        0.06(a)       (0.66)(a)    (0.60)      (0.03)       0.00          0.00
  Administrative Class
   06/30/01                          9.87        0.38(a)        2.80 (a)     3.18       (0.27)       0.00         (0.13)
   05/08/00-06/30/00                10.50        0.07(a)       (0.68)(a)    (0.61)      (0.02)       0.00          0.00
Basic Value Fund (ix)
  Institutional Class
   06/30/01                         10.85        0.29(a)        2.15 (a)     2.44       (0.25)       0.00          0.00
   05/08/00-06/30/00                11.22        0.07(a)       (0.39)(a)    (0.32)      (0.05)       0.00          0.00
Small-Cap Value Fund
  Institutional Class
   06/30/01                        $14.26       $0.42(a)      $ 4.96 (a)   $ 5.38      $(0.38)     $ 0.00        $ 0.00
   06/30/00                         16.05        0.37(a)       (1.82)(a)    (1.45)      (0.34)       0.00          0.00
   06/30/99                         17.68        0.32(a)       (1.29)(a)    (0.97)      (0.21)       0.00          0.00
   06/30/98                         15.78        0.29(a)        2.50 (a)     2.79       (0.13)       0.00         (0.76)
   06/30/97                         14.20        0.46           3.63         4.09       (0.13)       0.00         (2.38)
  Administrative Class
   06/30/01                         14.19        0.38(a)        4.94 (a)     5.32       (0.36)       0.00          0.00
   06/30/00                         15.97        0.34(a)       (1.81)(a)    (1.47)      (0.31)       0.00          0.00
   06/30/99                         17.63        0.29(a)       (1.30)(a)    (1.01)      (0.20)       0.00          0.00
   06/30/98                         15.76        0.25(a)        2.49 (a)     2.74       (0.11)       0.00         (0.76)
   06/30/97                         14.20        0.38           3.68         4.06       (0.12)       0.00         (2.38)
Tax-Efficient Equity Fund
  Institutional Class
   06/30/01                        $12.31       $0.05(a)      $(1.92)(a)   $(1.87)     $ 0.00      $ 0.00        $ 0.00
   07/02/99-06/30/00                11.79        0.05(a)        0.47 (a)     0.52        0.00        0.00          0.00
  Administrative Class
   06/30/01                         12.28        0.02(a)       (1.92)(a)    (1.90)       0.00        0.00          0.00
   06/30/00                         11.61        0.02(a)        0.65 (a)     0.67        0.00        0.00          0.00
   09/30/98-06/30/99                 8.65        0.03(a)        2.93 (a)     2.96        0.00        0.00          0.00
Tax-Efficient Structured Emerging
 Markets Fund
  Institutional Class
   06/30/01                        $14.14       $0.15(a)      $(2.70)(a)   $(2.55)     $(0.17)     $(0.13)       $ 0.00
   06/30/00                         13.25        0.09(a)        0.89 (a)     0.98       (0.12)       0.00          0.00
   09/30/98-06/30/99                10.00        0.16(a)        3.10 (a)     3.26       (0.06)       0.00          0.00
Asset Allocation Fund (x)
  Institutional Class
   06/30/01                        $11.50       $0.67(a)      $(0.80)(a)   $(0.13)     $(0.64)     $ 0.00        $ 0.00
   06/30/00                         11.27        0.63(a)        0.45 (a)     1.08       (0.41)       0.00         (0.44)
   02/26/99-06/30/99                10.55        0.09(a)        0.73 (a)     0.82       (0.10)       0.00          0.00
  Administrative Class
   06/30/01                         11.50        0.65(a)       (0.82)(a)    (0.17)      (0.62)       0.00          0.00
   06/30/00                         11.27        0.60(a)        0.45 (a)     1.05       (0.38)       0.00         (0.44)
   02/26/99-06/30/99                10.55        0.09(a)        0.72 (a)     0.81       (0.09)       0.00          0.00

--------
 *       Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(viii)   Formerly the NFJ Equity Income Fund.
(ix)     Formerly the NFJ Value Fund.
(x)      Formerly PIMCO Funds Asset Allocation Series--60/40 Portfolio.


88  PIMCO Funds: Multi-Manager Series

                                                                                                       Ratio of Net
Distributions                              Fund                                             Ratio of    Investment
in Excess of  Tax Basis                Reimbursement  Net Asset               Net Assets   Expenses to Income (Loss)
Net Realized  Return of     Total      Fee Added to   Value End                 End of     Average Net  to Average
Capital Gains  Capital  Distributions Paid-In-Capital of Period Total Return Period (000s)   Assets     Net Assets
---------------------------------------------------------------------------------------------------------------------
   $(0.10)     $ 0.00      $(0.58)         $0.00       $12.51       33.59%      $51,201       0.70%        3.64%
      0.00       0.00       (0.03)          0.00         9.88       (5.73)       24,888       0.70*        3.81*
    (0.10)       0.00       (0.50)          0.00        12.55       33.30           975       0.95         3.51
      0.00       0.00       (0.02)          0.00         9.87       (5.78)        4,638       0.95*        4.74*
    (0.40)     $ 0.00       (0.65)          0.00        12.64       23.37%        1,178       0.70         2.50%
      0.00       0.00       (0.05)          0.00        10.85       (2.90)          911       0.70*        3.94*
     $0.00     $ 0.00      $(0.38)         $0.00       $19.26       38.32%      $49,046       0.85%        2.51%
      0.00       0.00       (0.34)          0.00        14.26       (8.88)       30,059       0.86         2.57
    (0.45)       0.00       (0.66)          0.00        16.05       (5.11)       59,132       0.85         2.12
      0.00       0.00       (0.89)          0.00        17.68       17.77        47,432       0.85         1.65
      0.00       0.00       (2.51)          0.00        15.78       31.99        34,639       0.90         1.92
      0.00       0.00       (0.36)          0.00        19.15       38.06        21,447       1.10         2.27
      0.00       0.00       (0.31)          0.00        14.19       (9.12)       15,313       1.11         2.38
    (0.45)       0.00       (0.65)          0.00        15.97       (5.40)       21,002       1.10         1.92
      0.00       0.00       (0.87)          0.00        17.63       17.41        10,751       1.10         1.39
      0.00       0.00       (2.50)          0.00        15.76       31.70         5,916       1.16         1.68
     $0.00     $ 0.00      $ 0.00          $0.00       $10.44      (15.19)%     $   567       0.70%        0.43%
      0.00       0.00        0.00           0.00        12.31        4.41         1,172       0.71*        0.42*
      0.00       0.00        0.00           0.00        10.38      (15.47)       15,665       0.95         0.19
      0.00       0.00        0.00           0.00        12.28        5.77        19,953       0.96         0.19
      0.00       0.00        0.00           0.00        11.61       34.28         3,391       0.92*        0.31*
     $0.00     $ 0.00      $(0.30)         $0.03(a)    $11.29      (18.01)%     $74,197       1.01%(b)     1.27%
      0.00       0.00       (0.12)          0.03(a)     14.14        7.55        86,973       1.00(b)      0.64
      0.00       0.00       (0.06)          0.05(a)     13.25       33.39        72,509       0.95         1.57
   $(0.69)     $(0.10)     $(1.43)         $0.00       $ 9.94       (1.41)%     $    48       0.10%(c)     6.20%
      0.00       0.00       (0.85)          0.00        11.50        9.90            57       0.10(c)      5.51
      0.00       0.00       (0.10)          0.00        11.27        7.80            11       0.10(c)*     2.52*
    (0.69)      (0.09)      (1.40)          0.00         9.93        1.73            12       0.35(d)      5.96
      0.00       0.00       (0.82)          0.00        11.50        9.63            12       0.35(d)      5.26
      0.00       0.00       (0.09)          0.00        11.27        7.71            11       0.35(d)*     2.44*

Distributions
in Excess of
Net Realized    Portfolio
Capital Gains Turnover Rate
---------------------------
   $(0.10)         43%
      0.00          3
    (0.10)         43
      0.00          3
    (0.40)         78%
      0.00          5
     $0.00         41%
      0.00         55
    (0.45)         60
      0.00         41
      0.00         48
      0.00         41
      0.00         55
    (0.45)         60
      0.00         41
      0.00         48
     $0.00         41%
      0.00         32
      0.00         41
      0.00         32
      0.00         13
     $0.00         43%
      0.00         24
      0.00         28
   $(0.69)         39%
      0.00         44
      0.00         39
    (0.69)         39
      0.00         44
      0.00         39

--------
(b)Ratio of expenses to average net assets excluding tax and interest expense is 0.95%.
(c)If the investment manager had not waived administrative expenses, the ratio of expenses to average net assets would have been 0.15%.
(d)If the investment manager had not waived administrative expenses, the ratio of expenses to average net assets would have been 0.40%.


                                                                  Prospectus 89

                     (This page left blank intentionally)


90  PIMCO Funds: Multi-Manager Series

                     (This page left blank intentionally)


                                                                  Prospectus 91

                     (This page left blank intentionally)


92  PIMCO Funds: Multi-Manager Series

               -----------------------------------------------------------------
PIMCO Funds:   INVESTMENT ADVISER AND ADMINISTRATOR
Multi-Manager
Series
               PIMCO Funds Advisors LLC, a division of ADAM of America, 1345
               Avenue of the Americas, New York, NY 10105

               -----------------------------------------------------------------
               CUSTODIAN

               State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

               -----------------------------------------------------------------
               TRANSFER AGENT

               National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105

               -----------------------------------------------------------------
               INDEPENDENT ACCOUNTANTS

               [                          ]

               -----------------------------------------------------------------
               LEGAL COUNSEL

               Ropes & Gray, One International Place, Boston, MA 02110

               -----------------------------------------------------------------

The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds:
Multi-Manager Series
840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov. Reference the Trust's Investment Company Act file number in your correspondence.

Investment Company Act File No. 811-6161

[LOGO] PIMCO
FUNDS

PIMCO Funds

840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

251915-02

PIMCO Funds Prospectus

PIMCO Funds:
Multi-Manager
Series

November 1, 2002

Share Classes
A, B and C

This Prospectus describes 27 mutual funds offered by PIMCO Funds: Multi-Manager Series. The Funds provide access to the professional investment advisory services offered by PIMCO Funds Advisors LLC and its investment management
affiliates. As of [      ], 2002, PIMCO Funds Advisors and its investment
management affiliates managed approximately $[  ] billion.

The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                                                  Prospectus 1

               Table of Contents

Summary Information..............................................   3
Fund Summaries
   Asset Allocation Fund.........................................   5
   Basic Value Fund..............................................   8
   Capital Appreciation Fund.....................................  11
   Equity Income Fund............................................  14
   Global Innovation Fund........................................  17
   Growth Fund...................................................  20
   Growth & Income Fund..........................................  23
   Innovation Fund...............................................  26
   Mid-Cap Fund..................................................  29
   Opportunity Fund..............................................  32
   RCM Biotechnology Fund........................................  35
   RCM Emerging Markets Fund.....................................  38
   RCM Europe Fund...............................................  41
   RCM Global Equity Fund........................................  44
   RCM Global Healthcare Fund....................................  47
   RCM Global Small-Cap Fund.....................................  50
   RCM Global Technology Fund....................................  53
   RCM International Growth Equity Fund..........................  56
   RCM Large-Cap Growth Fund.....................................  59
   RCM Mid-Cap Fund..............................................  62
   RCM Tax-Managed Growth Fund...................................  65
   Renaissance Fund..............................................  68
   Select Growth Fund............................................  71
   Small-Cap Value Fund..........................................  74
   Target Fund...................................................  77
   Tax-Efficient Equity Fund.....................................  80
   Value Fund....................................................  83
Summary of Principal Risks.......................................  86
Management of the Funds..........................................  92
Investment Options -- Class A, B and C Shares....................  99
How Fund Shares Are Priced....................................... 102
How to Buy and Sell Shares....................................... 103
Fund Distributions............................................... 106
Tax Consequences................................................. 107
Characteristics and Risks of Securities and Investment Techniques 108
Additional Information About the Asset Allocation Fund........... 116
Financial Highlights............................................. 122


2   PIMCO Funds: Multi-Manager Series

               Summary Information



               The table below lists the investment objectives and compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5.

                                                                                      Approximate Approximate
                                                                                      Number of   Capitalization
             PIMCO Fund      Investment Objective      Main Investments               Holdings    Range
----------------------------------------------------------------------------------------------------------------------------
Growth Stock RCM Large-Cap   Long-term capital         Large capitalization equity    45-85       At least $3 billion
Funds        Growth          appreciation              securities
             ---------------------------------------------------------------------------------------------------------------
             Growth          Long-term growth of       Common stocks of companies     35-50       At least $5 billion
                             capital; income is an     with market capitalizations
                             incidental                of at least $5 billion
                             consideration
             ---------------------------------------------------------------------------------------------------------------
             Select Growth   Long-term growth of       Common stocks of companies     15-25       At least $10 billion
                             capital; income is an     with market capitalizations
                             incidental                of at least $10 billion
                             consideration
             ---------------------------------------------------------------------------------------------------------------
             RCM Mid-Cap     Long-term capital         Small to medium                85-125      Up to $15.7 billion
                             appreciation              capitalization equity
                                                       securities
             ---------------------------------------------------------------------------------------------------------------
             Target          Capital appreciation; no  Common stocks of companies     40-60       Between $1 billion and
                             consideration is given to with market capitalizations                $10 billion
                             income                    of between $1 billion and $10
                                                       billion
             ---------------------------------------------------------------------------------------------------------------
             Opportunity     Capital appreciation; no  Common stocks of companies     80-120      Between $100 million and
                             consideration is given to with market capitalizations                $2 billion
                             income                    of between $100 million and
                                                       $2 billion
----------------------------------------------------------------------------------------------------------------------------
Blend Stock  Growth & Income Long-term growth of       Common stocks of companies     40-60       At least $1 billion
Funds                        capital; current income   with market capitalizations
                             is a secondary objective  of at least $1 billion
             ---------------------------------------------------------------------------------------------------------------
             Capital         Growth of capital         Common stocks of companies     60-100      At least $1 billion
             Appreciation                              with market capitalizations
                                                       of at least $1 billion that
                                                       have improving fundamentals
                                                       and whose stock is reasonably
                                                       valued by the market
             ---------------------------------------------------------------------------------------------------------------
             Mid-Cap         Growth of capital         Common stocks of companies     60-100      More than $500 million
                                                       with medium market                         (excluding the 200 largest
                                                       capitalizations (more than                 capitalization companies)
                                                       $500 million, but excluding
                                                       the 200 largest
                                                       capitalization companies)
             ---------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Value Stock  Basic Value     Long-term growth of       Common stocks of companies     40          More than $2 billion
Funds                        capital and income        with market capitalizations
                                                       of more than $2 billion that
                                                       are under valued relative to
                                                       the market and their industry
                                                       groups
             ---------------------------------------------------------------------------------------------------------------
             Equity Income   Current income as a       Income producing common        40-50       More than $2 billion
                             primary objective; long-  stocks of companies with
                             term growth of capital is market capitalizations of
                             a secondary objective     more than $2 billion
             ---------------------------------------------------------------------------------------------------------------
             Value           Long-term growth of       Common stocks of companies     35-50       More than $5 billion
                             capital and income        with market capitalizations
                                                       of more than $5 billion and
                                                       below-average valuations
                                                       whose business fundamentals
                                                       are expected to improve
             ---------------------------------------------------------------------------------------------------------------
             Renaissance     Long-term growth of       Common stocks of companies     50-80       All capitalizations
                             capital and income        with below-average valuations
                                                       whose business fundamentals
                                                       are expected to improve
             ---------------------------------------------------------------------------------------------------------------
             Small-Cap Value Long-term growth of       Common stocks of companies     100         Between $100 million and
                             capital and income        with market capitalizations                $1.5 billion
                                                       of between $100 million and
                                                       $1.5 billion and
                                                       below-average
                                                       price-to-earnings ratios
                                                       relative to the market and
                                                       their industry groups
----------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 3

                                                                                                    Approximate
                                                                                                    Number of
                     PIMCO Fund            Investment Objective      Main Investments               Holdings
----------------------------------------------------------------------------------------------------------------
Enhanced Index Stock Tax-Efficient Equity  Maximum after-tax         A broadly diversified          More than
Funds                                      growth of capital         portfolio of at least 200      200
                                                                     common stocks of companies
                                                                     represented in the S&P 500
                                                                     Index with market
                                                                     capitalizations of more than
                                                                     $5 billion
                     -------------------------------------------------------------------------------------------
                     RCM Tax-Managed       After-tax growth of       A broadly diversified          25-65
                     Growth                capital                   portfolio of equity
                                                                     securities of U.S. issuers
----------------------------------------------------------------------------------------------------------------
Global Stock         RCM Global Equity     Long-term capital         Equity securities of issuers   85-125
Funds                                      appreciation              located in at least three
                                                                     different countries
                     -------------------------------------------------------------------------------------------
                     RCM Global            Long-term capital         Equity securities of issuers   55-95
                     Small-Cap             appreciation              located in at least three
                                                                     different countries
----------------------------------------------------------------------------------------------------------------
International        RCM International     Long-term capital         Equity securities of issuers   75-115
Stock Funds          Growth Equity         appreciation              located in at least ten
                                                                     different countries
                     -------------------------------------------------------------------------------------------
                     RCM Europe            Long-term capital         Equity securities of European  30-70
                                           appreciation              issuers
                     -------------------------------------------------------------------------------------------
                     RCM Emerging          Long-term capital         Equity securities of issuers   35-75
                     Markets               appreciation              located in countries with
                                                                     emerging securities markets
----------------------------------------------------------------------------------------------------------------
Sector-Related       RCM Global Healthcare Long-term capital         Equity securities of           40-80
Stock Funds                                appreciation              healthcare-related issuers
                                                                     located in at least three
                                                                     different countries
                     -------------------------------------------------------------------------------------------
                     Innovation            Capital appreciation; no  Common stocks of               40-60
                                           consideration is given to technology-related companies
                                           income                    with market capitalizations
                                                                     of more than $200 million
                     -------------------------------------------------------------------------------------------
                     RCM Global            Long-term capital         Equity securities of           65-105
                     Technology            appreciation              technology-related issuers
                                                                     located in at least three
                                                                     different countries
                     -------------------------------------------------------------------------------------------
                     Global                Capital appreciation; no  Common stocks of U.S. and      30-60
                     Innovation            consideration is given to non-U.S. technology-related
                                           income                    companies with market
                                                                     capitalizations of more than
                                                                     $200 million
                     -------------------------------------------------------------------------------------------
                     RCM Biotechnology     Long-term capital         Equity securities of           30-70
                                           appreciation              biotechnology-related issuers
----------------------------------------------------------------------------------------------------------------
Stock and            Asset Allocation      Long-term capital         Approximately 60% (range of    10-30
Bond Funds                                 appreciation and current  50%-70%) in PIMCO Stock Funds
                                           income                    and 40% (range of 30%-50%) in
                                                                     PIMCO bond funds.
                     -------------------------------------------------------------------------------------------

                                                    Approximate
                                                    Capitalization
                     Main Investments               Range
----------------------------------------------------------------------------
Enhanced Index Stock A broadly diversified          More than $5 billion
Funds                portfolio of at least 200
                     common stocks of companies
                     represented in the S&P 500
                     Index with market
                     capitalizations of more than
                     $5 billion
                     -------------------------------------------------------
                     A broadly diversified          All capitalizations
                     portfolio of equity
                     securities of U.S. issuers
----------------------------------------------------------------------------
Global Stock         Equity securities of issuers   All capitalizations
Funds                located in at least three
                     different countries
                     -------------------------------------------------------
                     Equity securities of issuers   Between $4.5 million and
                     located in at least three      $2.8 billion
                     different countries
----------------------------------------------------------------------------
International        Equity securities of issuers   All capitalizations
Stock Funds          located in at least ten
                     different countries
                     -------------------------------------------------------
                     Equity securities of European  All capitalizations
                     issuers
                     -------------------------------------------------------
                     Equity securities of issuers   At least $100 million
                     located in countries with
                     emerging securities markets
----------------------------------------------------------------------------
Sector-Related       Equity securities of           All capitalizations
Stock Funds          healthcare-related issuers
                     located in at least three
                     different countries
                     -------------------------------------------------------
                     Common stocks of               More than $200 million
                     technology-related companies
                     with market capitalizations
                     of more than $200 million
                     -------------------------------------------------------
                     Equity securities of           At least $500 million
                     technology-related issuers
                     located in at least three
                     different countries
                     -------------------------------------------------------
                     Common stocks of U.S. and      More than $200 million
                     non-U.S. technology-related
                     companies with market
                     capitalizations of more than
                     $200 million
                     -------------------------------------------------------
                     Equity securities of           All capitalizations
                     biotechnology-related issuers
----------------------------------------------------------------------------
Stock and            Approximately 60% (range of    All capitalizations
Bond Funds           50%-70%) in PIMCO Stock Funds
                     and 40% (range of 30%-50%) in
                     PIMCO bond funds.
                     -------------------------------------------------------

Fund           The Funds provide a broad range of investment choices. The
Descriptions,  following Fund Summaries identify each Fund's investment
Performance    objective, principal investments and strategies, principal
and Fees       risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

Note for All   It is possible to lose money on investments in the Funds.  The
Funds          fact that a Fund had good performance in the past (for example, during the year ended 1999) is no assurance that the value of the Fund's investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

A Note on      The Asset Allocation Fund is intended for investors who prefer
PIMCO Asset    to have their asset allocation decisions made by professional
Allocation     money managers. The Asset Allocation Fund invests only in Funds
Fund           in the PIMCO Funds family. The PIMCO Funds in which the Asset
               Allocation Fund invests are called Underlying Funds in this Prospectus.

               Some of the Underlying Funds invest primarily in equity securities and are called Underlying Stock Funds. Many of the Funds offered in this Prospectus are Underlying Stock Funds. Other Underlying Funds invest primarily in fixed income securities, including money market instruments, and are called Underlying Bond Funds. The Underlying Bond Funds are offered in a different prospectus.

               While the Asset Allocation Fund provides a relatively high level of diversification in comparison to most mutual funds, the Fund may not be suitable as a complete investment program.


4   PIMCO Funds: Multi-Manager Series

               PIMCO Asset Allocation Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Allocation Strategy    Target Range
and Strategies        Seeks long-term capital appreciation Underlying Stock Funds 60%    50%-70%
                      and current income                   Underlying Bond Funds  40%    30%-50%

                      Dividend Frequency
                      Quarterly

               The Fund seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50%-70%) of its assets in Underlying Stock Funds and approximately 40% (within a range of 30%-50%) of its assets in Underlying Bond Funds. The Fund's fixed income component may include a money market component. The Fund invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers.

               Please see "Additional Information About the Asset Allocation Fund" for additional information about the Fund, including information about how the Asset Allocation Committee allocates and reallocates the Fund's assets among particular Underlying Funds.

               The Fund may concentrate investments in a particular Underlying Fund by investing more than 25% of its assets in that Fund.

               Based on the Fund's equity/fixed income allocation strategy, it might be suitable for an investor with a medium-range time horizon who seeks a balance of long-term capital appreciation potential and income and has a medium tolerance for risk and volatility.

--------------------------------------------------------------------------------
Principal      Allocation Risk  The Fund's investment performance depends upon
Risks          how its assets are allocated and reallocated among particular
               Underlying Funds. A principal risk of investing in the Fund is that the Asset Allocation Committee's allocation techniques and decisions and/or PIMCO Funds Advisors' selection of Underlying
               Funds will not produce the desired results, and therefore the Fund may not achieve its investment objective.

               Underlying Fund Risks The value of your investment in the Fund is directly related to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Fund's allocation among the Underlying Funds will vary, your investment may be subject to any and all of these risks at different times and to different degrees.

               Among the principal risks of the Underlying Funds, which could adversely affect the net asset value, yield and total return of the Fund, are:

    .Market Risk             .Credit Risk              .Emerging Markets Risk
    .Issuer Risk             .High Yield Risk          .Currency Risk
    .Value Securities Risk   .Mortgage Risk            .Focused Investment Risk
    .Growth Securities Risk  .Liquidity Risk           .Leveraging Risk
    .Smaller Company Risk    .Derivatives Risk         .Management Risk
    .Interest Rate Risk      .Foreign Investment Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Asset Allocation Fund.


                                                                  Prospectus 5

--------------------------------------------------------------------------------
Performance    Shown below is summary performance information for the Fund in a
Information    bar chart and an Average Annual Total Returns table. The
               information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of broad-based securities market indexes and an index of mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Class A      More Recent Return Information
                                            1/1/02-9/30/02              [  ]%...
                                    [CHART]
                                            Highest and Lowest Quarter Returns
 1999   2000     2001                       (for periods shown in the bar chart)
------  -----  -------                      ------------------------------------
12.03%  4.32%  (3.76)%                      Highest (10/1/98-12/31/98)   10.07%
                                            ------------------------------------
                                            Lowest (7/1/01-9/30/01)      -6.70%

     Calendar Year End (through 12/31)


Average Annual Total Returns (for periods ended 12/31/01)
                                                             Portfolio Inception
                                                     1 Year  (9/30/98)/(5)/
--------------------------------------------------------------------------------
Class A -- Before Taxes/(1)/                           [  ]%  [  ]%
--------------------------------------------------------------------------------
Class A -- After Taxes on Distributions/(1)/           [  ]%  [  ]%
--------------------------------------------------------------------------------
Class A -- After Taxes on Distributions and Sale of
 Fund Shares/(1)/                                      [  ]%  [  ]%
--------------------------------------------------------------------------------
Class B                                               -9.14%  5.21%
--------------------------------------------------------------------------------
Class C                                               -5.47%  6.01%
--------------------------------------------------------------------------------
Russell 3000 Index/(2)/                              -11.46%  5.85%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index/(3)/              8.44%  5.90%
--------------------------------------------------------------------------------
Lipper Balanced Fund Average/(4)/                     -4.39%  5.34%
--------------------------------------------------------------------------------
Blended Index/(5)/                                    -5.15% -5.67%
--------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as
   401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for
   Classes B and C will vary.
(2) The Russell 3000 Index is an unmanaged index of
    the 3,000 largest U.S. companies based on total
    market capitalization. It is not possible to
    invest directly in the index.
(3) The Lehman Brothers Aggregate Bond Index is an
    unmanaged index of investment grade, U.S.
    dollar-denominated fixed income securities of
    domestic issuers having a maturity greater than
    one year. It is not possible to invest directly
    in the index.
(4) The Lipper Balanced Fund Average is a total
    return performance average of funds tracked by
    Lipper, Inc. whose primary objective is to
    conserve principal by maintaining at all times
    a balanced portfolio of both stocks and bonds.
    It does not take into account sales charges.
(5) The Blended Index represents the blended
    performance of a hypothetical index developed
    by PIMCO Funds Advisors made up of 48% Russell
    3000 Index, 12% MSCI All Country World ex-U.S.
    Index and 40% Lehman Brothers Aggregate Bond
    Index. The Russell 3000 Index and Lehman
    Brothers Aggregate Bond Index are described
    above. The MSCI All Country World ex-U.S. Index
    is an unmanaged index of stocks representing
    both developed and emerging markets but
    excluding the United States. It is not possible
    to invest directly in these indexes.
(6) The Portfolio began operations on 9/30/98.
    Index comparisons begin on 9/30/98.



6   PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class A, B or C shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class A              5.50%                                            1%/(1)/
---------------------------------------------------------------------------------------------------------------------
Class B              None                                             5%/(2)/
---------------------------------------------------------------------------------------------------------------------
Class C              None                                             1%/(3)/
---------------------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent
    Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

                                       Other Expenses
                                       ----------------------------------
                     Distribution                                        Total Annual
            Advisory and/or Service    Administrative Underlying         Portfolio Operating
Share Class Fees     (12b-1) Fees/(1)/ Fees/(2)/      Fund Expenses/(3)/ Expenses
--------------------------------------------------------------------------------------------
Class A     None     0.25%             0.40%          0.67%              1.32%
--------------------------------------------------------------------------------------------
Class B     None     1.00              0.40           0.67               2.07
--------------------------------------------------------------------------------------------
Class C     None     1.00              0.40           0.67               2.07
--------------------------------------------------------------------------------------------
(1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or
    Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2) The Administrative Fees are subject to a reduction of 0.05% on average net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.
(3) Based on estimated expenses for the current fiscal year. Underlying Fund Expenses for the Portfolio are estimated based upon a recent allocation of the Portfolio's assets among Underlying Funds and upon the total annual operating expenses of Institutional
    Class shares of these Underlying Funds. For a listing of the expenses associated with each Underlying Fund, please see "Management of the Funds--PIMCO Asset Allocation
    Fund--Underlying Fund Expenses." Total Annual Portfolio Operating Expenses and the
    Examples set forth below are based on estimates of the Underlying Fund Expenses the
    Fund will incur. Actual Underlying Fund Expenses for the Fund are expected to vary with changes in the allocation of the Fund's assets, and may be higher or lower than those shown above.

Examples. The Examples are intended to help you compare the cost of investing in Class A,
B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1            Year 3          Year 5          Year 10          Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class A     $677              $945            $1,234          $2,053           $677        $945        $1,234      $2,053
------------------------------------------------------------------------------------------------------------------------------
Class B      710               949             1,314           2,205            210         649         1,114       2,205
------------------------------------------------------------------------------------------------------------------------------
Class C      310               649             1,114           2,400            210         649         1,114       2,400
------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 7

               PIMCO Basic Value Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                        Approximate Capitalization
and Strategies        Seeks long-term growth of capital Undervalued larger capitalization Range
                      and income                        common stocks                     More than $2 billion
                      Approximate Number of Holdings    Dividend Frequency                Fund Category
                      40                                Quarterly                         Value Stocks

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $2 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

               The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. After narrowing this universe to approximately 150 candidates, the portfolio managers select approximately 40 stocks for the Fund, each representing a different industry group. The portfolio managers select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The Fund's portfolio is generally rebalanced quarterly. The portfolio managers may also replace a stock when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

               Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

               The Fund may utilize options and other derivatives instruments (such as stock index futures contracts) primarily for risk management or hedging purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

                                      .Market Risk            .Credit Risk
                                      .Issuer Risk            .Management Risk
                                      .Value Securities Risk  .Derivatives Risk

               Please see "Summary of Principal Risks" in the Prospectus for a description of these and other risks of investing in the Fund.


8   PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The following shows summary performance information for the Fund
Information    in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart (including the information to its right) shows performance of the Fund's
               Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class A, B or C shares during the periods shown. Although Institutional Class and Class A, B and C shares would have similar annual returns
               (because all of the Fund's shares represent interests in the same portfolio of securities), Class A, B and C performance would be lower than Institutional Class performance because of the lower expenses and no sales charges paid by Institutional
               Class shares. Performance information shown in the Average
               Annual Total Returns table for Class A, B and C shares shows estimated historical performance for the Fund's Class A, B and C shares based on the performance of the Fund's Institutional
               Class shares, adjusted to reflect the actual sales charges
               (loads), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   1/1/02-9/30/02                 [  ]%
                                    [CHART]
                                                   Highest and Lowest Quarter Returns
 2001                                              (for periods shown in the bar chart)
------                                                          -----------------------
12.82%                                             Highest (10/1/01-12/31/01)    11.45%
                                                                -----------------------
        Calendar Year End (through 12/31)          Lowest (7/1/01-9/30/01)       -8.18%

               Average Annual Total Returns (for periods ended 12/31/01)

                                                      Since Inception
                                              1 Year  (5/8/00)/(4)/
---------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/       [  ]%   [  ]%
---------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1)/                            [  ]%   [  ]%
---------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares/(1)/    [  ]%   [  ]%
---------------------------------------------------------------------
Class A                                        6.09%   8.78%
---------------------------------------------------------------------
Class B                                        6.48%   9.52%
---------------------------------------------------------------------
Class C                                       10.48%  11.80%
---------------------------------------------------------------------
Russell Mid-Cap Value Index/(2)/               2.33%  11.70%
---------------------------------------------------------------------
Lipper Multi-Cap Value Funds Average/(3)/      -1.78%  4.19%
---------------------------------------------------------------------

             (1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Classes A, B and C will vary.
             (2)The Russell Mid-Cap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.
             (3)The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
             (4)The Fund began operations on 5/8/00. Index comparisons begin on
                4/30/00.


                                                                  Prospectus 9

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class A, B or C shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class A    5.50%                                            1%/(1)/
-----------------------------------------------------------------------------------------------------------
Class B    None                                             5%/(2)/
-----------------------------------------------------------------------------------------------------------
Class C    None                                             1%/(3)/
-----------------------------------------------------------------------------------------------------------
(1)Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C
   Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares" in the Prospectus.
(3)The CDSC on Class C shares is imposed only on shares redeemed in the first year.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                     Distribution                    Total Annual
            Advisory and/or Service    Other         Fund Operating
Share Class Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
-------------------------------------------------------------------
Class A     0.45%    0.25%             0.50%         1.20%
-------------------------------------------------------------------
Class B     0.45     1.00              0.50          1.95
-------------------------------------------------------------------
Class C     0.45     1.00              0.50          1.95
-------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class B and
 Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges
 permitted by relevant rules of the National Association of
 Securities Dealers, Inc.
(3) Other Expenses reflects a 0.50% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's
 Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1            Year 3          Year 5          Year 10          Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class A     $666              $910            $1,173          $1,925           $666        $910        $1,173      $1,925
------------------------------------------------------------------------------------------------------------------------------
Class B      698               912             1,252           2,078            198         612         1,052       2,078
------------------------------------------------------------------------------------------------------------------------------
Class C      298               612             1,052           2,275            198         612         1,052       2,275
------------------------------------------------------------------------------------------------------------------------------


10  PIMCO Funds: Multi-Manager Series

               PIMCO Capital Appreciation Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks growth of capital Larger capitalization common stocks At least $1 billion

                      Fund Category           Approximate Number of Holdings      Dividend Frequency
                      Blend Stocks            60-100                              At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with larger market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

               In making investment decisions for the Fund, the portfolio management team considers the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

               The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

               The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

             .Market Risk            .Growth Securities Risk   .Credit Risk
             .Issuer Risk            .Focused Investment Risk  .Management Risk
             .Value Securities Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class A, B and C shares (1/20/97), performance information shown in the bar chart and tables for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior
               Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The
               Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 11

Calendar Year Total Returns -- Class A                                           More Recent Return Information
                                                                                 1/1/02-9/30/02                 [  ]%
                                    [CHART]
                                                                                 Highest and Lowest Quarter Returns

1992    1993    1994     1995    1996    1997    1998    1999    2000     2001
-----  ------  -------  ------  ------  ------  ------  ------  ------  --------
7.08%  17.24%  (4.64)%  36.61%  26.29%  33.72%  17.18%  22.19%  13.57%  (19.18)% (for periods shown in the bar chart)
                                                                                 ------------------------------------
     Calendar Year End (through 12/31)                                           Highest (10/1/99-12/31/99)    23.73%
                                                                                 ------------------------------------
                                                                                 Lowest (1/1/01-3/31/01)      -15.15%

               Average Annual Total Returns (for periods ended 12/31/01)

                                                                         Fund Inception
                                                1 Year  5 Years 10 Years (3/8/91)/(4)/
---------------------------------------------------------------------------------------
Class A -- Before Taxes/(1)/                      [  ]%  [  ]%   [  ]%    [  ]%
---------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions/(1)/      [  ]%  [  ]%   [  ]%    [  ]%
---------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                         [  ]%  [  ]%   [  ]%    [  ]%
---------------------------------------------------------------------------------------
Class B                                         -23.82% 10.88%  13.17%   14.24%
---------------------------------------------------------------------------------------
Class C                                         -20.62% 11.11%  12.92%   13.95%
---------------------------------------------------------------------------------------
S&P 500 Index/(2)/                              -11.87% 10.70%  12.94%   13.49%
---------------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Average/(3)/        -13.77%  8.19%  11.01%   11.71%
---------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
   Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks.
    It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges. The Lipper Large-Cap Core Funds Average replaced the Lipper Multi-Cap
    Core Funds Average (which tracks funds that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time) as the Fund's comparative average because PIMCO
    Funds Advisors believes the Lipper Large-Cap Core Funds Average is more representative of the Fund's investment strategies. For the periods ended
    December 31, 2001, the 1 Year, 5 Years, 10 Years and Fund Inception average annual total returns of the Lipper Multi-Cap Core Funds Average were 10.89%, 9.58%,
    11.93% and 12.35% respectively.
(4) The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.



12  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and Expenses These tables describe the fees and expenses you may pay if you
of the Fund       buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed on        Maximum Contingent Deferred Sales Charge (Load)
           Purchases (as a percentage of offering price) (as a percentage of original purchase price)
--------------------------------------------------------------------------------------------------------
Class A    5.50%                                         1%/(1)/
--------------------------------------------------------------------------------------------------------
Class B    None                                          5%/(2)/
--------------------------------------------------------------------------------------------------------
Class C    None                                          1%/(3)/
--------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund
Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                       Distribution                    Total Annual
              Advisory and/or Service    Other         Fund Operating
Share Class   Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
---------------------------------------------------------------------
Class A       0.45%    0.25%             0.40%         1.10%
---------------------------------------------------------------------
Class B       0.45     1.00              0.40          1.85
---------------------------------------------------------------------
Class C       0.45     1.00              0.40          1.85
---------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be
   charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class B and
    Class C shares, Class B or Class C shareholders may,
    depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National
    Association of Securities Dealers, Inc.
(3) Other Expenses reflects a 0.40% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on
    average daily net assets attributable in the aggregate to the
    Fund's Class A, B and C shares in excess of $2.5 billion.
Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the
reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1            Year 3          Year 5          Year 10          Year 1       Year 3      Year 5     Year 10
------------------------------------------------------------------------------------------------------------------------------
Class A     $656              $880            $1,123          $1,816           $656         $880        $1,123     $1,816
------------------------------------------------------------------------------------------------------------------------------
Class B      688               882             1,201           1,971            188          582         1,001      1,971
------------------------------------------------------------------------------------------------------------------------------
Class C      288               582             1,001           2,169            188          582         1,001      2,169
------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 13

               PIMCO Equity Income Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                   Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks current income as a primary      Income producing common stocks with More than $2 billion
                      objective; long-term growth of capital potential for capital appreciation
                      is a secondary objective                                                   Dividend Frequency
                                                             Approximate Number of Holdings      Quarterly
                                                             40-50

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities. The Fund invests a significant portion of its assets in income-producing (e.g., dividend-paying) common stocks of companies with market capitalizations of more than $2 billion at the time of investment.

               The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. From this group of stocks, the Fund buys approximately 25 stocks with the highest dividend yields. The portfolio managers then screen the most undervalued companies in each industry by dividend yield to identify the highest yielding stocks in each industry. From this group, the Fund buys approximately 25 additional stocks with the lowest P/E ratios.

               In selecting stocks, the portfolio managers consider quantitative factors such as price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The portfolio managers may replace a stock when a stock within the same industry group has a considerably higher dividend yield or lower valuation than the Fund's current holding.

               Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

               The Fund may utilize options and other derivatives instruments (such as stock index futures contracts) primarily for risk management or hedging purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.
--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

                        .Market Risk  .Value Securities Risk  .Management Risk
                        .Issuer Risk  .Credit Risk            .Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar char and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart
               (including the information to its right) shows performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer
               Class A, B or C shares for a full calendar year during the periods shown. Although Institutional Class and Class A, B and C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class A, B and C performance would be lower than Institutional Class performance because of the lower expenses and no sales charges paid by Institutional Class shares. For the periods prior to the inception of the Fund's Class A, B and C shares (10/31/01), performance information shown in the Average
               Annual Total Returns table shows performance of the Fund's
               Institutional Class shares, adjusted to reflect the actual sales charges (loads), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


14  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   1/1/02-9/30/02                [  ]%
                                      [CHART]
                                                   Highest and Lowest Quarter Returns
                                                   for periods shown in the bar chart)
 2001                                              -----------------------------------
------                                             Highest (4/1/01-6/30/01)     12.07%
16.40%                                             -----------------------------------
                                                   Lowest (7/1/01-9/30/01)      -8.11%

        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                           Portfolio Inception
                                                    1 Year  (5/8/00)/(4)/
------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/             [  ]%   [  ]%
------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1)/                                  [  ]%   [  ]%
------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares/(1)/          [  ]%   [  ]%
------------------------------------------------------------------------------
Class A                                              9.44%  10.67%
------------------------------------------------------------------------------
Class B                                              9.93%  11.43%
------------------------------------------------------------------------------
Class C                                             13.87%  13.64%
------------------------------------------------------------------------------
S&P 500 Index/(2)/                                 -11.87% -12.05%
------------------------------------------------------------------------------
Lipper Equity Income Funds Average/(3)/             -5.64%   0.87%
------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional
   Class shares only. After-tax returns for Classes A, B and C will vary.
(2)The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3)The Lipper Equity Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio in dividend-paying equity securities. These funds' gross or net yield must be at least 125%
   of the average gross or net yield of the U.S. diversified equity fund universe. It does not take into account sales charges.
(4)The Portfolio began operations on 5/8/00. Index comparisons begin on
   4/30/00.


                                                                  Prospectus 15

--------------------------------------------------------------------------------
Fees and Expenses These tables describe the fees and expenses you may pay if you
of the Fund       buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class A              5.50%                                            1%/(1)/
---------------------------------------------------------------------------------------------------------------------
Class B              None                                             5%/(2)/
---------------------------------------------------------------------------------------------------------------------
Class C              None                                             1%/(3)/
---------------------------------------------------------------------------------------------------------------------
(1)Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent
   Deferred Sales Charges (CDSCs)--Class B Shares."
(3)The CDSC on Class C shares is imposed only on shares redeemed in the first year.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                            Distribution                          Total Annual
                Advisory    and/or Service       Other            Fund Operating
Share Class     Fees        (12b-1) Fees/(2)/    Expenses/(3)/    Expenses
-----------------------------------------------------------------------------------
Class A         0.45%       0.25%                0.50%            1.20%
-----------------------------------------------------------------------------------
Class B         0.45        1.00                 0.50             1.95
-----------------------------------------------------------------------------------
Class C         0.45        1.00                 0.50             1.95
-----------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be
   charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class B and Class
   C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the
   economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of
   Securities Dealers, Inc.
(3)Other Expenses reflects a 0.50% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on
   average daily net assets attributable in the aggregate to the
   Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1           Year 3           Year 5          Year 10          Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class A     $666             $910             $1,173          $1,925           $666        $910        $1,173      $1,925
------------------------------------------------------------------------------------------------------------------------------
Class B      698              912              1,252           2,078            198         612         1,052       2,078
------------------------------------------------------------------------------------------------------------------------------
Class C      298              612              1,052           2,275            198         612         1,052       2,275
------------------------------------------------------------------------------------------------------------------------------


16  PIMCO Funds: Multi-Manager Series

               PIMCO Global Innovation Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective             Fund Focus                            Approximate Capitalization Range
and Strategies        Seeks capital appreciation; no   Common stocks of U.S. and             More than $200 million
                      consideration is given to income non-U.S. technology-related companies
                                                                                             Dividend Frequency
                      Fund Category                    Approximate Number of Holdings        At least annually
                      Sector-Related Stocks            30-60

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of U.S. and non-U.S. companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in a particular business sector or industry.

               The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

               Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest a substantial portion of its assets in the securities of smaller capitalization companies and securities issued in initial public offerings (IPOs). The Fund will invest in the securities of issuers located in at least three countries (one of which may be the United States). Although the Fund invests primarily in securities traded principally in the securities markets of developed countries, the Fund has no other prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world, including in developing, or "emerging," markets. The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for risk management or hedging purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

   .Market Risk              .Smaller Company Risk     .Currency Risk
   .Issuer Risk              .Liquidity Risk           .Focused Investment Risk
   .Technology Related Risk  .Derivatives Risk         .Leveraging Risk
   .Growth Securities Risk   .Foreign Investment Risk  .Credit Risk
   .IPO Risk                 .Emerging Markets Risk    .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For periods prior to the inception of Class B and Class C shares
               (3/31/00), performance information shown in the Average Annual
               Total Returns table for these classes is based on the performance of the Fund's Class A shares. The prior Class A performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class B and Class
               C shares. The performance for the year 2000 benefitted to a large extent from the result of investments in IPOs and market conditions in the first quarter of 2000. This performance may not be repeated in the future.


                                                                  Prospectus 17

 Calendar Year Total Returns -- Class A         More Recent Return Information
                                                1/1/02-9/30/02                 [  ]%
                                      [CHART]
                                                Highest and Lowest Quarter Returns
                                                (for periods shown in the bar chart)
 2000     2001                                  ------------------------------------
------  --------                                Highest (1/1/00-3/31/00)     101.70%
41.42%  (39.66)%                                ------------------------------------
                                                Lowest (7/1/01-9/30/01)      -44.76%

      Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                           Fund Inception
                                                   1 Year  (12/31/99)/(4)/
--------------------------------------------------------------------------
Class A -- Before Taxes/(1)/                         [  ]%   [  ]%
--------------------------------------------------------------------------
Class A -- After Taxes on Distributions/(1)/         [  ]%   [  ]%
--------------------------------------------------------------------------
Class A -- After Taxes on Distributions and Sale
 of Fund Shares/(1)/                                 [  ]%   [  ]%
--------------------------------------------------------------------------
Class B                                            -43.14% -10.07%
--------------------------------------------------------------------------
Class C                                            -40.67%  -8.17%
--------------------------------------------------------------------------
NASDAQ Composite Index(2)                          -21.05% -30.77%
--------------------------------------------------------------------------
Lipper Science and Technology Fund Average/(3)/    -37.55% -35.66%
--------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
    After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
    After-tax returns are for Class A shares only. After-tax returns for
    Classes B and C will vary.
(2) The NASDAQ Composite Index is an unmanaged market-value weighted index of all common stocks listed on the NASDAQ Stock Market. It is not possible to invest directly in the index.
(3) The Lipper Science and Technology Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in science and technology stocks. It does not take into account sales charges.
(4) The Fund began operations on 12/31/99. Index comparisons begin on
    12/31/99.


18  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class A, B or C shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class A              5.50%                                            1%/(1)/
---------------------------------------------------------------------------------------------------------------------
Class B              None                                             5%/(2)/
---------------------------------------------------------------------------------------------------------------------
Class C              1.00%/(3)/                                       1%/(3)/
---------------------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent
    Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first eighteen months. Until January 1,
    2002, Class C shares will not be subject to any initial sales charge, and the Class C CDSC will apply only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                  Distribution                  Total Annual
                                         Advisory and/or Service  Other         Fund Operating
Share Class                              Fees     (12b-1) Fees(2) Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------
Class A                                  1.00%    0.25%           0.60%         1.85%
----------------------------------------------------------------------------------------------
Class B                                  1.00     1.00            0.60          2.60
----------------------------------------------------------------------------------------------
Class C                                  1.00     1.00            0.60          2.60
----------------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class
    C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3) Other Expenses reflects a 0.60% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the
    Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

           Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
-----------------------------------------------------------------------------------------------------------------------------
Share
 Class     Year 1           Year 3           Year 5          Year 10          Year 1      Year 3      Year 5      Year 10
-----------------------------------------------------------------------------------------------------------------------------
Class A    $728             $1,100           $1,496          $2,600           $728        $1,100      $1,496      $2,600
-----------------------------------------------------------------------------------------------------------------------------
Class B     763              1,108            1,580           2,749            263           808       1,380       2,749
-----------------------------------------------------------------------------------------------------------------------------
Class C     459                900            1,466           3,005            360           900       1,466       3,005
-----------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 19

               PIMCO Growth Fund


--------------------------------------------------------------------------------
Principal Investments and Strategies

Principal Investments Investment Objective               Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital; Larger capitalization common stocks At least $5 billion income is an incidental
                      consideration                      Approximate Number of Holdings      Dividend Frequency
                                                         35-50                               At least annually
                      Fund Category
                      Growth Stocks

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $5 billion at the time of investment.

               The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

    .Market Risk             .Foreign Investment Risk  .Focused Investment Risk
    .Issuer Risk             .Currency Risk            .Credit Risk
    .Growth Securities Risk  .Technology Related Risk  .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Class C shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class A shares (10/26/90) and Class B shares
               (5/23/95), performance information shown in the Average Annual
               Total Returns table for those classes is based on the performance of the Fund's Class C shares. The prior Class C performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and B shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


20  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Class C                                            More Recent Return Information
                                                                                  1/1/02-9/30/02                 [  ]%
                                    [CHART]
                                                                                  Highest and Lowest Quarter Returns

1992   1993     1994    1995    1996    1997    1998    1999     2000      2001   (for periods shown in the bar chart)
-----  -----  -------  ------  ------  ------  ------  ------  --------  -------- ------------------------------------
2.08%  9.32%  (0.75)%  27.47%  17.52%  21.84%  38.90%  39.83%  (14.86)%  (29.59)% Highest (10/1/99-12/31/99)    36.21%
                                                                                  ------------------------------------
                                                                                  Lowest (1/1/01-3/31/01)      -23.69%
     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                  Fund Inception
                                           1 Year  5 Year 10 Year (2/24/84)/(4)/
--------------------------------------------------------------------------------
Class A -- Before
 Taxes/(1)/                                  [  ]%  [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------
Class A -- After
 Taxes on
 Distributions/(1)/                          [  ]%  [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------
Class A -- After
 Taxes on
 Distributions and
 Sale of Fund
 Shares/(1)/                                 [  ]%  [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------
Class B                                    -33.08%  7.00%  9.20%  14.14%
--------------------------------------------------------------------------------
Class C                                    -30.28%  7.24%  8.94%  13.62%
--------------------------------------------------------------------------------
S&P 500 Index/(2)/                         -11.87% 10.70% 12.94%  14.92%
--------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average/(3)/ -22.94%  8.15% 10.09%  12.45%
--------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest
    historical individual federal marginal income tax
    rates and do not reflect the impact of state and
    local taxes. Actual after-tax returns depend on an
    investor's tax situation and may differ from those
    shown. After-tax returns are not relevant to
    investors who hold Fund shares through tax-deferred
    arrangements such as 401(k) plans or individual
    retirement accounts. In some cases the return after
    taxes may exceed the return before taxes due to an
    assumed tax benefit from any losses on a sale of Fund
    shares at the end of the measurement period.
    After-tax returns are for Class A shares only.
    After-tax returns for Classes B and C will vary.
(2) The S&P 500 Index is an unmanaged index of large
    capitalization common stocks. It is not possible to
    invest directly in the index.
(3) The Lipper Large-Cap Growth Funds Average is a total
    return performance average of funds tracked by
    Lipper, Inc. that invest primarily in companies with
    market capitalizations of greater than 300% of the
    dollar-weighted median market capitalization of the
    S&P Mid-Cap 400 Index. It does not take into account
    sales charges.
(4) The Fund began operations on 2/24/84. Index
    comparisons begin on 2/29/84.


                                                                  Prospectus 21

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class A, B or C shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class A              5.50%                                            1%/(1)/
---------------------------------------------------------------------------------------------------------------------
Class B              None                                             5%/(2)/
---------------------------------------------------------------------------------------------------------------------
Class C              None                                             1%/(3)/
---------------------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent
    Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                   Distribution                    Total Annual
                          Advisory and/or Service    Other         Fund Operating
Share Class               Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
---------------------------------------------------------------------------------
Class A                   0.50%    0.25%             0.40%         1.15%
---------------------------------------------------------------------------------
Class B                   0.50     1.00              0.40          1.90
---------------------------------------------------------------------------------
Class C                   0.50     1.00              0.40          1.90
---------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of
$16.
(2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares,
    Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National
    Association of Securities Dealers, Inc.
(3) Other Expenses reflects a 0.40% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1            Year 3          Year 5          Year 10          Year 1       Year 3      Year 5     Year 10
------------------------------------------------------------------------------------------------------------------------------
Class A     $661              $895            $1,148          $1,871           $661         $895        $1,148     $1,871
------------------------------------------------------------------------------------------------------------------------------
Class B      693               897             1,226           2,025            193          597         1,026      2,025
------------------------------------------------------------------------------------------------------------------------------
Class C      293               597             1,026           2,222            193          597         1,026      2,222
------------------------------------------------------------------------------------------------------------------------------


22  PIMCO Funds: Multi-Manager Series

               PIMCO Growth & Income Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective               Fund Focus                             Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital; Medium and large capitalization common At least $1 billion
                      current income is a secondary      stocks
                      objective                                                                 Dividend Frequency
                                                         Approximate Number of Holdings         Quarterly
                      Fund Category                      40-60
                      Blend Stocks

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in securities of companies with market capitalizations of at least $1 billion at the time of investment. The Fund may invest up to 75% of its assets in securities selected for their growth potential. The Fund will normally invest at least 25% of its assets in securities selected for their income potential, including dividend-paying common stocks, preferred stocks, corporate bonds, convertible securities and real estate investment trusts (REITs).

               When selecting securities for the Fund's "growth" segment, the portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund's portfolio managers may choose to sell a stock in the "growth" segment when they believe that its earnings will be disappointing or that market sentiment on the company will turn negative. The portfolio managers will also consider selling a stock if the company does not meet the managers' estimates on revenues and/or earnings, or if an alternative investment is deemed to be more attractive.

               When selecting securities for the Fund's "Income" segment, the portfolio managers seek to identify companies with strong operating fundamentals that offer potential for capital appreciation and that also have a dividend yield in excess of the yield on the S&P 500 Index. The portfolio managers may replace an "income" security when another security with a similar risk-to-reward profile offers either better potential for capital appreciation or a higher yield than the Fund's current holding. To achieve its income objective, the Fund may also invest to a limited degree in preferred stocks, convertible securities and REITs. The Fund may invest up to 10% of its assets in corporate bonds, which will typically consist of investment grade securities of varying maturities but may also include high yield securities ("junk bonds") rated at least B by Standard & Poor's Rating Services or Moody's Investors Service, Inc. or, if unrated, determined by the Adviser to be of comparable quality.

               The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

         .Market Risk             .Liquidity Risk           .Interest Rate Risk
         .Issuer Risk             .Foreign Investment Risk  .High Yield Risk
         .Growth Securities Risk  .Currency Risk            .Credit Risk
         .Value Securities Risk   .Focused Investment Risk  .Management Risk
         .Smaller Company Risk    .Technology Related Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. For the periods prior to the inception of the Fund's Class A shares (7/31/00), performance information shown in the bar chart shows performance of the Fund's Institutional
               Class shares. Unlike the bar chart, performance for Class A, B, and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For the periods prior to the inception of the Fund's Class A, B and C Shares (7/31/00), performance information shown in the Average Annual Total
               Returns table shows performance of the Fund's Institutional
               Class shares, adjusted to reflect the actual sales charges
               (loads), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Although Institutional Class and Class A, B and C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class A, B and C performance would be lower than Institutional
               Class performance because of the lower expenses and no sales charges paid by Institutional Class shares. The performance information on the next page for periods prior to August 1, 2000, reflects the Fund's advisory fee rate in effect prior to that date (0.63% per annum), which is higher than the current rate (0.60% per annum). Prior to July 1, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. In addition, the Fund changed its investment objective and policies on August 1, 2000;
               the performance results shown on the next page would not necessarily have been achieved had the Fund's current objective and policies then been in effect. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 23

Calendar Year Total Returns -- Class A                         More Recent Return Information
                                                               1/1/02-9/30/02                 [  ]%

[CHART]                                                        Highest and Lowest Quarter Returns
                                                               (for periods shown in the bar chart)
                                                                            -----------------------
                                                               Highest (10/1/99-12/31/99)    39.99%
 1995    1996    1997    1998    1999    2000     2001                      -----------------------
------  ------  ------  ------  ------  ------  --------       Lowest (7/1/01-9/30/01)      -22.06%
31.20%  16.85%  15.76%  29.38%  51.22%  19.28%  (24.89)%



    Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)
                                                                                     Fund Inception
                                                                     1 Year  5 Years (12/28/94)/(4)/
----------------------------------------------------------------------------------------------------
Class A -- Before Taxes/(1)/                                           [  ]%   [  ]%   [  ]%
----------------------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions/(1)/                           [  ]%   [  ]%   [  ]%
----------------------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions and Sale of Fund Shares/(1)/   [  ]%   [  ]%   [  ]%
----------------------------------------------------------------------------------------------------
Class B                                                              -29.16%  14.22%  16.71%
----------------------------------------------------------------------------------------------------
Class C                                                              -26.25%  14.35%  16.71%
----------------------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                                   -11.87%  10.70%   [  ]%
----------------------------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Average/(3)/                             -13.77%   8.19%  13.23%
----------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index. The S&P 500
    Index replaced the S&P Mid-Cap 400 Index (an unmanaged index of middle capitalization U.S. stocks) as the Fund's comparative index because PIMCO
    Funds Advisors believes the S&P 500 Index is more representative of the
    Fund's investment strategies. For the periods ended December 31, 2001, the
    1 Year, 5 Years and Fund Inception average annual total returns of the S&P
    Mid-Cap 400 Index were -0.62%, 16.11% and 18.57%, respectively.
(3) The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.
    It does not take into account sales charges.
(4) The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94.


24  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class A, B or C shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class A    5.50%                                            1%/(1)/
-----------------------------------------------------------------------------------------------------------
Class B    None                                             5%/(2)/
-----------------------------------------------------------------------------------------------------------
Class C    None                                             1%/(3)/
-----------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and
    C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from
Fund assets)/(1)/

                      Distribution                    Total Annual
            Advisory  and/or Service    Other         Fund Operating
Share Class Fees/(2)/ (12b-1) Fees/(3)/ Expenses/(4)/ Expenses
--------------------------------------------------------------------
Class A     0.60%     0.25%             0.50%         1.35%
--------------------------------------------------------------------
Class B     0.60      1.00              0.50          2.10
--------------------------------------------------------------------
Class C     0.60      1.00              0.50          2.10
--------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be
   charged a fee of $16.
(2) On August 1, 2000, the Fund's advisory fee rate decreased by
    0.03% to 0.60% per annum.
(3) Due to the 12b-1 distribution fee imposed on Class B and Class
    C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the
    economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of
    Securities Dealers, Inc.
(4) Other Expenses reflects a 0.50% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on
    average daily net assets attributable in the aggregate to the
    Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
----------------------------------------------------------------------------------------------------------------------------------
Share Class     Year 1            Year 3          Year 5          Year 10          Year 1       Year 3      Year 5     Year 10
----------------------------------------------------------------------------------------------------------------------------------
Class A         $680              $954            $1,249          $2,085           $680         $954        $1,249     $2,085
----------------------------------------------------------------------------------------------------------------------------------
Class B          713               958             1,329           2,237            213          658         1,129      2,237
----------------------------------------------------------------------------------------------------------------------------------
Class C          313               658             1,129           2,431            213          658         1,129      2,431
----------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 25

               PIMCO Innovation Fund


--------------------------------------------------------------------------------
Principal Investments and Strategies

Principal Investments Investment Objective             Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks capital appreciation; no   Common stocks of technology-related More than $200 million consideration is given to income companies
                                                                                           Dividend Frequency
                      Fund Category                    Approximate Number of Holdings      At least annually
                      Sector-Related Stocks            40-60

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

               The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment is disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

               Although the Fund invests principally in common stocks, the Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest a substantial portion of its assets in the securities of smaller capitalization companies. The Fund may invest up to 40% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

           .Market Risk              .Smaller Company Risk     .Currency Risk
           .Issuer Risk              .Liquidity Risk           .Credit Risk
           .Focused Investment Risk  .Foreign Investment Risk  .Management Risk
           .Growth Securities Risk   .Technology Related Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class B shares (5/22/95), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's Class A shares. The prior Class A performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class B shares.
               Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


26  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Class A                     More Recent Return Information
                                                           1/1/02-9/30/02               [  ]%..
                                      [CHART]
                                                           Highest and Lowest Quarter Returns
                                                           (for periods shown in the bar chart)
 1995    1996   1997    1998    1999      2000      2001   ------------------------------------
------  ------  -----  ------  -------  --------  -------- Highest (10/1/99-12/31/99)   80.12%
45.33%  23.60%  9.03%  79.41%  139.40%  (28.82)%  (45.08)% ------------------------------------
                                                           Lowest (7/1/01-9/30/01)     -46.31%

      Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/01)

                                                                Fund Inception
                                                1 Year  5 Years (12/22/94)/(4)/
-------------------------------------------------------------------------------
Class A -- Before Taxes/(1)/                      [  ]%  [  ]%   [  ]%
-------------------------------------------------------------------------------
Class A -- After Taxes on Distributions/(1)/      [  ]%  [  ]%   [  ]%
-------------------------------------------------------------------------------
Class A -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                         [  ]%  [  ]%   [  ]%
-------------------------------------------------------------------------------
Class B                                         -48.22% 11.82%  17.60%
-------------------------------------------------------------------------------
Class C                                         -46.04% 12.07%  17.60%
-------------------------------------------------------------------------------
NASDAQ Composite Index/(2)/                     -21.05%  [  ]%   [  ]%
-------------------------------------------------------------------------------
Lipper Science and Technology Fund Average/(3)/ -37.55%  9.36%  14.08%
-------------------------------------------------------------------------------

            (1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.
            (2) The NASDAQ Composite Index is an unmanaged market-value weighted index of all common stocks listed on the NASDAQ Stock Market. It is not possible to invest directly in the index. The NASDAQ Composite Index replaced the S&P 500 Index (an unmanaged index of large capitalization common stocks) as the Fund's comparative index because PIMCO Funds Advisors believes the NASDAQ Composite Index is more representative of the Fund's investment strategies. For the periods ended December 31, 2001, the 1 Year, 5 Years and Fund Inception average annual total returns of the S&P 500 Index were -11.87%, 10.70% and 15.92%, respectively.
            (3) The Lipper Science and Technology Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in science and technology stocks. It does not take into account sales charges.
            (4) The Fund began operations on 12/22/94. Index comparisons begin on 12/31/94.


                                                                  Prospectus 27

--------------------------------------------------------------------------------
Fees and Expenses of the Fund

               These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

               Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class A    5.50%                                            1%/(1)/
-----------------------------------------------------------------------------------------------------------
Class B    None                                             5%/(2)/
-----------------------------------------------------------------------------------------------------------
Class C    None                                             1%/(3)/
-----------------------------------------------------------------------------------------------------------

             (1)Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
             (2)The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
             (3)The CDSC on Class C shares is imposed only on shares redeemed in the first year.

               Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                     Distribution                  Total Annual
            Advisory and/or Service  Other         Fund Operating
Share Class Fees     (12b-1) Fees(2) Expenses/(3)/ Expenses
-----------------------------------------------------------------
Class A     0.65%    0.25%           0.40%         1.30%
-----------------------------------------------------------------
Class B     0.65     1.00            0.40          2.05
-----------------------------------------------------------------
Class C     0.65     1.00            0.40          2.05
-----------------------------------------------------------------

             (1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
             (2)Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
             (3)Other Expenses reflects a 0.40% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

               Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

               Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
       --------------------------------------------------------------------------------------------------------------------------
               Year 1           Year 3           Year 5          Year 10          Year 1      Year 3      Year 5      Year 10
       --------------------------------------------------------------------------------------------------------------------------
       Class A $675             $939             $1,224          $2,032           $675        $939        $1,224      $2,032
       --------------------------------------------------------------------------------------------------------------------------
       Class B  708              943              1,303           2,184            208         643         1,103       2,184
       --------------------------------------------------------------------------------------------------------------------------
       Class C  308              643              1,103           2,379            208         643         1,103       2,379
       --------------------------------------------------------------------------------------------------------------------------


28  PIMCO Funds: Multi-Manager Series

               PIMCO Mid-Cap Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks growth of capital Medium capitalization common stocks More than $500 million (excluding the
                                                                                  200 largest capitalization companies)
                      Fund Category           Approximate Number of Holdings
                      Blend Stocks            60-100                              Dividend Frequency
                                                                                  At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with medium market capitalizations, defined as companies in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

               The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

               The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

      .Market Risk            .Growth Securities Risk  .Focused Investment Risk
      .Issuer Risk            .Smaller Company Risk    .Credit Risk
      .Value Securities Risk  .Liquidity Risk          .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class A, B and C shares (1/13/97), performance information shown in the bar chart and tables for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior
               Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The
               Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 29

Calendar Year Total Returns -- Class A                                          More Recent Return Information
                                                                                1/1/02-9/30/02             [  ]%....
                                    [CHART]
                                                                                Highest and Lowest Quarter Returns
                                                                                (for periods shown in the bar chart)
1992    1993    1994     1995    1996    1997   1998    1999    2000     2001   ----------------------------------
-----  ------  -------  ------  ------  ------  -----  ------  ------  -------- Highest (1/1/00-3/31/00)     23.65%
8.75%  15.32%  (2.75)%  36.76%  22.87%  33.62%  7.46%  12.54%  27.94%  (19.68)% ----------------------------------
                                                                                Lowest (7/1/98)-9/30/98)    -14.50%


     Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/01)

                                                                       Fund Inception
                                              1 Year  5 Years 10 Years (8/26/91)/(4)/
-------------------------------------------------------------------------------------
Class A -- Before Taxes/(1)/                    [  ]%  [  ]%   [  ]%    [  ]%
-------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions/(1)/    [  ]%  [  ]%   [  ]%    [  ]%
-------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                       [  ]%  [  ]%   [  ]%    [  ]%
-------------------------------------------------------------------------------------
Class B                                       -24.24%  9.58%  12.45%   13.33%
-------------------------------------------------------------------------------------
Class C                                       -21.05%  9.86%  12.19%   13.05%
-------------------------------------------------------------------------------------
Russell Mid-Cap Index/(2) /                    -5.62% 11.40%  13.58%   13.98%
-------------------------------------------------------------------------------------
Lipper Mid-Cap Core Funds Average/(3) /        -3.63% 11.62%  12.98%   13.50%
-------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
    Class A shares only. After-tax returns for Classes B and C will vary.
(2) The Russell Mid-Cap Index is an unmanaged index of middle capitalization U.S.
    stocks. It is not possible to invest directly in the index.
(3) The Lipper Mid-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4) The Fund began operations on 8/26/91. Index comparisons begin on 8/31/91.


30  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class A, B or C shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)
           Maximum Sales Charge (Load) Imposed on        Maximum Contingent Deferred Sales Charge (Load)
           Purchases (as a percentage of offering price) (as a percentage of original purchase price)
--------------------------------------------------------------------------------------------------------
Class A    5.50%                                         1%/(1)/
--------------------------------------------------------------------------------------------------------
Class B    None                                          5%/(2)/
--------------------------------------------------------------------------------------------------------
Class C    None                                          1%/(3)/
--------------------------------------------------------------------------------------------------------
(1)Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3)The CDSC on Class C shares is imposed only on shares redeemed in the first year.
--------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                            Distribution                          Total Annual
                Advisory    and/or Service       Other            Fund Operating
Share Class     Fees        (12b-1) Fees/(2)/    Expenses/(3)/    Expenses
-----------------------------------------------------------------------------------
Class A         0.45%       0.25%                0.40%            1.10%
-----------------------------------------------------------------------------------
Class B         0.45        1.00                 0.40             1.85
-----------------------------------------------------------------------------------
Class C         0.45        1.00                 0.40             1.85
-----------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be
   charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class B and Class
   C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the
   economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of
   Securities Dealers, Inc.
(3)Other Expenses reflects a 0.40% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on
   average daily net assets attributable in the aggregate to the
   Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                 Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
     ------------------------------------------------------------------------------------------------------------------------------
     Share Class Year 1           Year 3           Year 5          Year 10          Year 1      Year 3      Year 5      Year 10
     ------------------------------------------------------------------------------------------------------------------------------
     Class A     $656             $880             $1,123          $1,816           $656        $880        $1,123      $1,816
     ------------------------------------------------------------------------------------------------------------------------------
     Class B      688              882              1,201           1,971            188         582         1,001       1,971
     ------------------------------------------------------------------------------------------------------------------------------
     Class C      288              582              1,001           2,169            188         582         1,001       2,169
     ------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 31

               PIMCO Opportunity Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective             Fund Focus                           Approximate Capitalization Range
and Strategies        Seeks capital appreciation; no   Smaller capitalization common stocks Between $100 million and $2 billion consideration is given to income
                                                       Approximate Number of Holdings       Dividend Frequency
                      Fund Category                    80-120                               At least annually
                      Growth Stocks

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of between $100 million and $2 billion at the time of investment.

               The portfolio manager's investment process focuses on bottom-up, fundamental analysis. The portfolio manager seeks companies with strong earnings growth, with a particular focus on companies that may deliver surprisingly strong growth. Through extensive, in-depth proprietary research, the portfolio manager searches for non-consensus information regarding the growth prospects for small-capitalization companies. The investment process includes both quantitative and qualitative analysis aimed at identifying candidate securities. The portfolio manager generates investment ideas from numerous sources, including proprietary research Wall Street research, investment publications, and quantitative data. Once a potential investment is identified, the portfolio manager conducts a quantitative analysis to determine if the stock is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio manager may interview company management, competitors and other industry experts to gauge the company's business model, future prospects and financial outlook. For new investments, the portfolio manager generally begins with making a relatively small investment in a company, which may be increased based upon potential upside performance and conviction in the company. Industry weightings are periodically evaluated versus the benchmark; the portfolio manager may trim positions in industries with a 50% overweight. The portfolio manager seeks to diversify the portfolio among different industries.

               The Fund may invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund may invest a substantial portion of its assets in the securities of smaller capitalization companies and securities issued in initial public offerings (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

    .Market Risk             .IPO Risk                 .Technology Related Risk
    .Issuer Risk             .Liquidity Risk           .Focused Investment Risk
    .Growth Securities Risk  .Foreign Investment Risk  .Credit Risk
    .Smaller Company Risk    .Currency Risk            .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Class C shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class A (12/17/90) and Class B shares (4/1/99), performance information shown in the Average Annual Total
               Returns table for those classes is based on the performance of the Fund's Class C shares. The prior Class C performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and B shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


32  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Class C                                              More Recent Return Information
                                                                                    1/1/02-9/30/02                 [  ]%
                                    [CHART]
                                                                                    Highest and Lowest Quarter Returns
                                                                                    (for periods shown in the bar chart)
 1992    1993    1994     1995    1996    1997    1998    1999     2000      2001                -----------------------
------  ------  -------  ------  ------  -------  -----  ------  --------  -------- Highest (10/01/99-12/31/99)   45.70%
28.46%  36.16%  (4.74)%  41.53%  11.54%  (4.75)%  1.29%  63.99%  (14.35)%  (17.94)%              -----------------------
                                                                                    Lowest (7/1/01-9/30/01)      -31.08%

     Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/01)

                                                                       Fund Inception
                                              1 Year  5 Years 10 Years (2/24/84)/(4)/
-------------------------------------------------------------------------------------
Class A                                       -21.86% 1.73%   11.53%   14.84%
-------------------------------------------------------------------------------------
Class B                                       -22.04% 1.97%   11.58%   14.86%
-------------------------------------------------------------------------------------
Class C -- Before Taxes/(1)/                    [  ]% [  ]%    [  ]%    [  ]%
-------------------------------------------------------------------------------------
Class C -- After Taxes on Distributions/(1)/    [  ]% [  ]%    [  ]%    [  ]%
-------------------------------------------------------------------------------------
Class C -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                       [  ]% [  ]%    [  ]%    [  ]%
-------------------------------------------------------------------------------------
Russell 2000 Growth Index/(2) /                -9.23% 2.87%    7.19%    8.30%
-------------------------------------------------------------------------------------
Lipper Small-Cap Growth Funds Average/(3) /   -10.79% 8.51%   11.17%   11.29%
-------------------------------------------------------------------------------------

             (1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class C shares only. After-tax returns for Classes A and B will vary.
             (2)The Russell 2000 Growth Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks considered to have a greater than average growth orientation. It is not possible to invest directly in the index. The Russell 2000 Growth Index replaced the Russell 2000 Index (a capitalization weighted broad based index of 2000 small capitalization U.S. stocks) as the Fund's comparative index because PIMCO Funds Advisors believes the Russell 2000 Growth Index is more representative of the Fund's investment strategies. For the periods ended December 31, 2001, the 1 Year, 5 Years, 10 Years and Fund Inception average annual total returns of the Russell 2000 Index were 2.49%, 7.52%, 11.51% and 15.98%, respectively.
             (3)The Lipper Small-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. It does not take into account sales charges.
             (4)The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.


                                                                  Prospectus 33

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class A, B or C shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)
                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class A              5.50%                                            1%/(1)/
---------------------------------------------------------------------------------------------------------------------
Class B              None                                             5%/(2)/
---------------------------------------------------------------------------------------------------------------------
Class C              None                                             1%/(3)/
---------------------------------------------------------------------------------------------------------------------

             (1)Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
             (2)The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
             (3)The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that
are deducted from Fund assets)/(1)/
                     Distribution                    Total Annual
            Advisory and/or Service    Other         Fund Operating
Share Class Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
-------------------------------------------------------------------
Class A     0.65%    0.25%             0.40%         1.30%
-------------------------------------------------------------------
Class B     0.65     1.00              0.40          2.05
-------------------------------------------------------------------
Class C     0.65     1.00              0.40          2.05
-------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be
   charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class B and Class
   C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the
   economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of
   Securities Dealers, Inc.
(3)Other Expenses reflects a 0.40% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on
   average daily net assets attributable in the aggregate to the
   Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                 Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
     ------------------------------------------------------------------------------------------------------------------------------
     Share Class Year 1           Year 3           Year 5          Year 10          Year 1      Year 3      Year 5      Year 10
     ------------------------------------------------------------------------------------------------------------------------------
     Class A     $675             $939             $1,224          $2,032           $675        $939        $1,224      $2,032
     ------------------------------------------------------------------------------------------------------------------------------
     Class B      708              943              1,303           2,184            208         643         1,103       2,184
     ------------------------------------------------------------------------------------------------------------------------------
     Class C      308              643              1,103           2,379            208         643         1,103       2,379
     ------------------------------------------------------------------------------------------------------------------------------


34  PIMCO Funds: Multi-Manager Series

               PIMCO RCM Biotechnology Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                            Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Equity securities of companies in the All capitalizations biotechnology industry
                      Fund Category                                                              Dividend Frequency
                      Sector Related Stocks                Approximate Number of Holdings        At least annually
                                                           30-70

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of companies in the biotechnology industry. Although there is no limitation on the market capitalizations of companies in which the Fund will invest, the Fund does not intend to invest more than 15% of its assets in biotechnology companies with market capitalizations below $100 million (as measured at the time of purchase). While the Fund currently expects that the majority of its investments will be in companies organized or headquartered in the United States, it may invest up to 25% of its assets in foreign securities and up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one non-U.S. or emerging market country). The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs).

               Biotechnology companies engage in the research, development, provision and/or manufacture of biotechnological products, services and processes. Such companies often employ genetic engineering to develop new drugs and apply new and innovative processes to discover and develop diagnostic and therapeutic products and services. The biotechnology industry currently includes pharmaceutical, biochemical, medical/surgical, human healthcare, and agricultural and industrial-oriented companies. Because of the rapid developments in the biotechnology industry, over time, companies with new and different products and focuses will likely be included in the industry. In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI World Pharmaceuticals and Biotechnology Index and the NASDAQ Biotechnology Index are the Fund's performance benchmarks. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Liquidity Risk        .Foreign (non-U.S.)     .Focused Investment Risk
..Issuer Risk             .Derivatives Risk       Investment Risk        .Turnover Risk
..Growth Securities Risk  .Sector Specific Risk  .Emerging Markets Risk  .Credit Risk
..Smaller Company Risk    .IPO Risk              .Currency Risk          .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


                                                                  Prospectus 35

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The following bar chart and Average Annual Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the DRCM Fund from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Class D shares, which are offered in a different prospectus.
               This is because the Fund did not offer A, B or C shares during the periods shown. For the periods prior to the inception of the Fund's Class A, B and C shares (2/5/02), performance information shown in the Average Annual Total Returns table shows performance of the Fund's Class D shares, adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Although Class D and Class A, B and C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class
               A, B and C performance would be lower than Class D performance because of the lower expenses and no sales charges paid by Class
               D shares. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Class D      More Recent Return Information
                                            1/1/02-9/30/02                 [  ]%
                                    [CHART]
                                            Highest and Lowest Quarter Returns
                                            (for periods shown in the bar chart)
 1998    1999     2000     2001             ------------------------------------
------  -------  ------  --------           Highest (10/1/99-12/31/99)    65.41%
17.76%  111.39%  81.93%  (24.68)%           ------------------------------------
                                            Lowest (1/1/01-3/31/01)       34.52%
     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)
                                                                Fund inception
                                                        1 Year  (12/30/97)/(7)/
-------------------------------------------------------------------------------
Class D -- Before Taxes/(1) /                             [  ]%  [  ]%
-------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1) /             [  ]%  [  ]%
-------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale of
 Fund Shares/(1) /                                        [  ]%  [  ]%
-------------------------------------------------------------------------------
Class A                                                 -28.90% 33.83%
-------------------------------------------------------------------------------
Class B                                                 -29.07% 34.53%
-------------------------------------------------------------------------------
Class C                                                 -26.09% 34.73%
-------------------------------------------------------------------------------
AMEX Biotech Index/(2)/                                  -8.47% 37.61%
-------------------------------------------------------------------------------
MSCI World Pharmaceuticals and Biotechnology Index/(3)
 /                                                        [  ]%  [  ]%
-------------------------------------------------------------------------------
NASDAQ Biotech Index/(4)/                               -16.23% 32.13%
-------------------------------------------------------------------------------
Lipper Health/Biotechnology Funds Average/(5)/          -12.75% 15.42%
-------------------------------------------------------------------------------
Blended Index/(6) /                                       [  ]%  [  ]%
-------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class D shares only.
   After-tax returns for Classes A, B and C will vary.
(2) The AMEX Biotech Index is an equal-dollar weighted index designed to measure the performance of a cross-section of issuers in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. It is not possible to invest directly in the index.
(3)The Morgan Stanley Capital International ("MSCI") World Pharmaceuticals and
   Biotechnology Index is [  ]. It is not possible to invest directly in the index. The MSCI World Pharmaceuticals and Biotechnology Index replaced the
   Russell 2000 Small Stock Index (an unmanaged index of the 2000 smallest securities in the Russell 3000 index, representing approximately 7% of the
   Russell 3000 Index, and considered to be representative of the small-capitalization market) as the Fund's comparative index because PIMCO
   Funds Advisors believes the MSCI World Pharmaceuticals and Biotechnology
   Index is more representative of the Fund's investment strategies. For the periods ended December 31, 2001, the 1 Year and Fund Inception average annual total returns of the Russell 2000 Small Stock Index were 2.48% and
   4.94%, respectively.
(4) The NASDAQ Biotechnology Index represents the largest and most actively traded NASDAQ biotechnology stocks and includes companies that are primarily engaged in using biomedical research for the discovery or development of novel treatments or cures for human diseases. It is a capitalization weighted index. It is not possible to invest directly in the index.
(5) The Lipper Health/Biotechnology Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. It does not take into account sales charges.
(6)The Blended Index represents the blended performance of a hypothetical index developed by PIMCO Funds Advisors made up of 80% NASDAQ Biotechnology
   Index and 20% MSCI World Pharmaceuticals and Biotech Index. The NASDAQ
   Biotechnology Index and the MSCI World Pharmaceuticals and Biotech Index
   are described above. It is not possible to invest directly in these indexes.
(7) The Fund began operations on 12/30/97. Index comparisons begin on 12/30/97.


36  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class A, B or C shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)
                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class A              5.50%                                            1%/(1)/
---------------------------------------------------------------------------------------------------------------------
Class B              None                                             5%/(2)/
---------------------------------------------------------------------------------------------------------------------
Class C              None                                             1%/(3)/
---------------------------------------------------------------------------------------------------------------------
(1)Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent
   Deferred Sales Charges (CDSCs)--Class B Shares."
(3)The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                              Distribution                    Total Annual
                     Advisory And/or Service    Other         Fund Operating
Share Class          Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------
Class A              0.90%    0.25%             0.45%         1.60%
----------------------------------------------------------------------------
Class B              0.90     1.00              0.45          2.35
----------------------------------------------------------------------------
Class C              0.90     1.00              0.45          2.35
----------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class B and Class C shares,
   Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the
   National Association of Securities Dealers, Inc.
(3)Other Expenses, which are based on estimated amounts for the current fiscal year, reflects a 0.45% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                         Example: Assuming you redeem your shares at the end of each period
------------------------------------------------------------------------------------------------------------
Share Class                              Year 1           Year 3           Year 5          Year 10
------------------------------------------------------------------------------------------------------------
Class A                                  $704             $1,027           $1,373          $2,346
------------------------------------------------------------------------------------------------------------
Class B                                   738              1,033            1,455           2,496
------------------------------------------------------------------------------------------------------------
Class C                                   238                733            1,255           2,686
------------------------------------------------------------------------------------------------------------

                                         Example: Assuming you do not redeem your shares
----------------------------------------------------------------------------------------
Share Class                              Year 1      Year 3      Year 5      Year 10
----------------------------------------------------------------------------------------
Class A                                  $704        $1,027      $1,373      $2,346
----------------------------------------------------------------------------------------
Class B                                   238           733       1,255       2,496
----------------------------------------------------------------------------------------
Class C                                   238           733       1,255       2,686
----------------------------------------------------------------------------------------


                                                                  Prospectus 37

               PIMCO RCM Emerging Markets Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                           Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Equity securities of emerging market At least $100 million issuers
                      Fund Category                                                             Dividend Frequency
                      International Stocks                 Approximate Number of Holdings       At least annually
                                                           35-75

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of companies located in countries with emerging securities markets, by investing in issuers that, during their most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in emerging markets, that have at least 50% of their assets in emerging markets, or that are organized or headquartered in any emerging market country. The portfolio management team considers emerging market countries to be those that the World Bank, the International Finance Corporation, the United Nations, or any other recognized international financial institution, considers to be an emerging or developing country. This designation currently includes most countries in the world except Australia, Canada, Hong Kong, Japan, New Zealand, Singapore, United Kingdom, the U.S. and most of the countries of Western Europe. The Fund currently intends to invest primarily in companies with market capitalizations in excess of $100 million (as measured at the time of purchase). The Fund may invest up to 15% of its assets in companies that are organized or headquartered in any one emerging market country and up to 20% of its assets in companies that are organized or headquartered in developed countries.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities.

               In analyzing specific companies for possible investment, the portfolio management team may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI Emerging Markets Free Index and the S&P Emerging Markets Index are the Fund's performance benchmarks. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM / Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

 .Market Risk             .Derivatives Risk                    .Turnover Risk
 .Issuer Risk             .Foreign (non-U.S.) Investment Risk  .Leveraging Risk
 .Growth Securities Risk  .Emerging Markets Risk               .Credit Risk
 .Smaller Company Risk    .Currency Risk                       .High Yield Risk
 .Liquidity Risk          .Focused Investment Risk             .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


38  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The following bar chart and Average Annual Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer A, B or C shares during the periods shown. For the periods prior to the inception of the Fund's Class A, B and C shares (2/5/02), performance information shown in the Average
               Annual Total Returns table shows performance of the Fund's
               Institutional Class shares, adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Although Institutional Class and Class A, B and C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class A, B and C performance would be lower than Institutional
               Class performance because of the lower expenses and no sales charges paid by Institutional Class shares. The Fund's total expenses are expected to be higher than the DRCM Fund's historical total expenses. If the DRCM Fund had been subject to the Fund's higher expenses, the performance results shown would have been lower. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   1/1/02-9/30/02                 [  ]%
                                    [CHART]
                                                   Highest and Lowest Quarter Returns
                                                   (for periods shown in the bar chart)
 1998     1999     2000      2001                               -----------------------
-------  ------  --------  --------                Highest (10/1/99-12/31/99)    52.95%
(8.39)%  91.90%  (25.24)%  (14.54)%                             -----------------------
                                                   Lowest (10/1/01-12/31/01)    -20.36%
        Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/01)

                                                          Fund inception
                                                  1 Year  (12/30/97)/(5)/
-------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                        [  ]%  [  ]%
-------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/        [  ]%  [  ]%
-------------------------------------------------------------------------
Class D -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                           [  ]%  [  ]%
-------------------------------------------------------------------------
Class A                                           -19.61%  1.01%
-------------------------------------------------------------------------
Class B                                           -19.77%  1.21%
-------------------------------------------------------------------------
Class C                                           -16.42%  1.68%
-------------------------------------------------------------------------
MSCI-EMF/(2) /                                     -2.52% -4.19%
-------------------------------------------------------------------------

 S&P/IFC Index of Investable Emerging Markets/(3)
 /                                                  1.62% -1.97%
-------------------------------------------------------------------------
Lipper Emerging Markets Funds Average/(4) /        -2.94% -4.63%
-------------------------------------------------------------------------

             (1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class D shares only. After-tax returns for Classes A, B and C will vary.
             (2)The Morgan Stanley Capital International Emerging Markets Free
                Index ("MSCI-EMF") is composed of companies representative of the market structure of emerging market countries in Europe, Latin America and the Pacific Basin. The index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. It is not possible to invest directly in the index.
             (3)The S&P/IFC Index of Investable Emerging Markets represents the
                IFC investable regional total return composite. The term "investable" indicates that the stocks and the weights in the IFC index represent the amount that the foreign institutional investors might buy by the virtue of the foreign institutional restrictions (either at the national level or by the individual company's corporate statute) plus factoring in minimum market capitalization and liquidity screens. It is not possible to invest directly in the index.
             (4)The Lipper Emerging Markets Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seeks long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where "emerging market" is defined by a country's GNP per capita or other economic measures. It does not take into account sales charges.
             (5)The Fund began operations on 12/30/97. Index comparisons begin on 12/30/97.


                                                                  Prospectus 39

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class A, B or C shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed on        Maximum Contingent Deferred Sales Charge (Load)
                     Purchases (as a percentage of offering price) (as a percentage of original purchase price)
------------------------------------------------------------------------------------------------------------------
Class A              5.50%                                         1%/(1)/
------------------------------------------------------------------------------------------------------------------
Class B              None                                          5%/(2)/
------------------------------------------------------------------------------------------------------------------
Class C              1%                                            1%/(3)/
------------------------------------------------------------------------------------------------------------------
(1)Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the
   CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C
   Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3)The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                              Distribution                    Total Annual
                     Advisory And/or Service    Other         Fund Operating
Share Class          Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------
Class A              1.00%    0.25%             0.70%         1.95%
----------------------------------------------------------------------------
Class B              1.00     1.00              0.70          2.70
----------------------------------------------------------------------------
Class C              1.00     1.00              0.70          2.70
----------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class B and Class C shares,
   Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the
   National Association of Securities Dealers, Inc.
(3)Other Expenses, which are based on estimated amounts for the current fiscal year, reflects a 0.70% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                     Example: Assuming you redeem your shares at the end of each period
----------------------------------------------------------------------------------------
Share Class          Year 1           Year 3           Year 5          Year 10
----------------------------------------------------------------------------------------
Class A              $737             $1,129           $1,544          $2,700
----------------------------------------------------------------------------------------
Class B               773              1,138            1,630           2,848
----------------------------------------------------------------------------------------
Class C               373                828            1,430           3,032
----------------------------------------------------------------------------------------

                     Example: Assuming you do not redeem your shares
--------------------------------------------------------------------
Share Class          Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------
Class A              $737        $1,129      $1,544      $2,700
--------------------------------------------------------------------
Class B               273           838       1,430       2,848
--------------------------------------------------------------------
Class C               273           838       1,430       3,032
--------------------------------------------------------------------


40  PIMCO Funds: Multi-Manager Series

               PIMCO RCM Europe Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                    Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Equity securities of European All capitalizations companies
                      Fund Category                                                      Dividend Frequency
                      International Stocks                 Approximate Number of         At least annually
                                                           Holdings
                                                           30-70

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in securities of issuers, that, during their most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Europe, or that have at least 50% of their assets in Europe. The Fund expects to invest most of its assets in equity securities of issuers located in Western European countries. The Fund may also from time to time invest a significant portion of its assets in financial sector stocks.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities. In analyzing specific companies for possible investment, the portfolio management team may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI Europe Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

 .Market Risk             .Derivatives Risk                    .Leveraging Risk
 .Issuer Risk             .Sector Specific Risk                .Credit Risk
 .Growth Securities Risk  .Foreign (non-U.S.) Investment Risk  .Turnover Risk
 .Smaller Company Risk    .Currency Risk                       .Management Risk
 .Liquidity Risk          .Focused Investment Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


                                                                  Prospectus 41

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The following bar chart and Average Annual Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Returns through May 3, 1999, when the DRCM Fund converted to an open-end investment company, reflect the performance of the Fund as a closed-end investment company. The expenses of the DRCM Fund and the Fund as an open-end investment company may be higher than as a closed-end investment company due to additional fees, such as distribution and/or service fees. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The bar chart and the information to its right show performance of the Fund's Class D shares, which are offered in a different prospectus. This is because the Fund did not offer A, B or C shares during the periods shown.
               For the periods prior to the inception of the Fund's Class A, B and C shares (2/5/02), performance information shown in the Average Annual Total Returns table shows performance of the Fund's Class D shares, adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Although Class D and Class A, B and C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class
               A, B and C performance would be lower than Class D performance because of the lower expenses and no sales charges paid by Class
               D shares. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Class D                                               More Recent Return Information
                                                                                     1/1/02-9/30/02[  ]%.....................
                                    [CHART]
                                                                                     Highest and Lowest Quarter Returns
                                                                                     (for periods shown in the bar chart)
                                                                                     -
  1992     1993    1994    1995    1996    1997    1998    1999     2000      2001   Highest (10/1/99-12/31/99)51.43%........
--------  ------  -------  -----  ------  ------  ------  ------  --------  -------- -
(12.44)%  31.54%  (4.96)%  1.33%  15.87%  25.70%  37.40%  43.59%  (11.39)%  (31.52)% Lowest (1/1/01-3/31/01)-20.56%..........


     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                    Fund inception
                                           1 Year  5 Years 10 Years (4/5/90)/(4)/
----------------------------------------------------------------------------------
Class D -- Before Taxes/(1) /              [  ]%   [  ]%    [  ]%   [  ]%
----------------------------------------------------------------------------------
Class D -- After Taxes on
 Distributions/(1) /                       [  ]%   [  ]%    [  ]%   [  ]%
----------------------------------------------------------------------------------
Class D -- After Taxes on Distributions
 and Sale of Fund Shares/(1)/              [  ]%   [  ]%    [  ]%   [  ]%
----------------------------------------------------------------------------------
Class B                                    -35.49% 7.34%    6.03%   2.58%
----------------------------------------------------------------------------------
Class C                                    -32.79% 7.56%    5.87%   2.35%
----------------------------------------------------------------------------------
MSCI-Europe Index/(2) /                    -19.63% 6.55%   10.04%   9.46%
----------------------------------------------------------------------------------
Lipper European Region Funds Average/(3) / -22.34% 5.50%    8.73%   6.73%
----------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as
   401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
   After-tax returns are for Class D shares only. After-tax returns for Classes
   A, B and C will vary.
(2)The Morgan Stanley Capital International Europe Index ("MSCI-Europe") is a
   widely recognized, unmanaged, capitalization-weighted index of issuers in the countries of Europe. It is not possible to invest directly in the index.
(3)The Lipper European Region Funds Average is a total return performance average of funds tracked by Lipper, Inc. that concentrate their investments in equity securities whose primary trading markets or operations are concentrated in the
   European region or a single country within this region. It does not take into account sales charges.
(4)The Fund began operations on 4/5/90. Index comparisons begin on 2/9/99 for the
   MSCI-Europe Index when the Fund's mandate was expanded. Before 2/9/99, when the Fund invested primarily in equity securities of German companies, the Fund compared its performance to the DAX100 Index.


42  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class A, B or C shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class A    5.50%                                            1%/(1)/
-----------------------------------------------------------------------------------------------------------
Class B    None                                             5%/(2)/
-----------------------------------------------------------------------------------------------------------
Class C    1%                                               1%/(3)/
-----------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and
    C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                        Distribution                    Total Annual
                               Advisory And/or Service    Other         Fund Operating
Share Class                    Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
--------------------------------------------------------------------------------------
Class A                        0.80%    0.25%             0.70%         1.75%
--------------------------------------------------------------------------------------
Class B                        0.80     1.00              0.70          2.50
--------------------------------------------------------------------------------------
Class C                        0.80     1.00              0.70          2.50
--------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities
    Dealers, Inc.
(3) Other Expenses, which are based on estimated amounts for the current fiscal year, reflects a 0.70% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in
Class A, B or C shares of the Fund with the costs of investing in other mutual funds.
The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1           Year 3           Year 5          Year 10          Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class A     $718             $1,071           $1,447          $2,499           $718        $1,071      $1,447      $2,499
------------------------------------------------------------------------------------------------------------------------------
Class B      753              1,079            1,531           2,648            253           779       1,331       2,648
------------------------------------------------------------------------------------------------------------------------------
Class C      353                779            1,331           2,836            253           779       1,331       2,836
------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 43

               PIMCO RCM Global Equity Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Equity securities of U.S. and  All capitalizations
                                                           non-U.S. companies
                      Fund Category                                                       Dividend Frequency
                      Global Stocks                        Approximate Number of Holdings At least annually
                                                           85-125

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in a diversified portfolio of equity and equity-related securities, which include preferred stock, convertible debt obligations, warrants and other rights to acquire stock. At least 65% of the Fund's assets will be invested in the equity securities of three different countries, including the U.S. The Fund may invest up to 30% of its assets in securities of companies organized or headquartered in emerging market countries and up to 10% in securities of companies organized or headquartered in any one emerging market country. The Fund may also invest up to 10% of its assets in U.S. and non-U.S. debt securities, including debt securities rated below investment-grade, and may also invest a substantial portion of its assets in one or more sectors of the economy such as the financial sector.

               In making investment decisions for the Fund, the portfolio management team may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In addition, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The S&P 500 Index and the MSCI-ACWI Free Index are the Fund's performance benchmarks. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in cash or cash equivalent instruments, U.S. Government obligations, non-convertible preferred stocks and non-convertible corporate bonds with remaining maturities of less than one year. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

  .Market Risk           .Sector Specific Risk                . Leveraging Risk
  .Issuer Risk           .Foreign (non-U.S.) Investment Risk  . Credit Risk
  .Smaller Company Risk  .Emerging Markets Risk               . Turnover Risk
  .Liquidity Risk        .Currency Risk                       . High Yield Risk
  .Derivatives Risk      .Focused Investment Risk             . Management Risk

               Please see "Summary of Principal Risks" following the Fund Summary for a description of these and other risks of investing in the Fund.


44  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The following bar chart and Average Annual Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer A, B or C shares during the periods shown. For the periods prior to the inception of the Fund's Class A, B and C shares (2/5/02), performance information shown in the Average
               Annual Total Returns table shows performance of the Fund's
               Institutional Class shares, adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Although Institutional Class and Class A, B and C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class A, B and C performance would be lower than Institutional
               Class performance because of the lower expenses and no sales charges paid by Institutional Class shares. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund.
               The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   1/1/02-9/30/02                 [  ]%
                                    [CHART]
                                                   Highest and Lowest Quarter Returns
                                                   (for periods shown in the bar chart)
 1999     2000      2001                           ------------------------------------
------  --------  --------                         Highest (10/1/99-12/31/99)    42.54%
62.20%  (10.80)%  (24.00)%                         ------------------------------------
                                                   Lowest (7/1/01-9/30/01)       19.44%

        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)
                                                                                         Fund inception
                                                                                 1 Year  (12/30/98)/(4)/
--------------------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                                         [  ]%   [  ]%
--------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/                         [  ]%   [  ]%
--------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and Sale of Fund Shares/(1)/ [  ]%   [  ]%
--------------------------------------------------------------------------------------------------------
Class A                                                                          -28.51%  0.83%
--------------------------------------------------------------------------------------------------------
Class B                                                                          -28.64%  1.26%
--------------------------------------------------------------------------------------------------------
Class C                                                                          -25.67%  1.98%
--------------------------------------------------------------------------------------------------------
MSCI World Index/(2)/                                                              [  ]%  [  ]%
--------------------------------------------------------------------------------------------------------
Lipper Global Funds Average/(3)/                                                 -17.36%  1.00%
--------------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold
    Fund shares through tax-deferred arrangements such as 401(k)
    plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
    Institutional Class shares only. After-tax returns for Classes
    A, B and C will vary.
(2) The Morgan Stanley Capital International ("MSCI") World Index is
    a free float-adjusted market capitalization index that is
    designed to measure global developed market equity performance.
    The MSCI World Index currently consists of 23 developed market country indices. It is not possible to invest directly in the index. The MSCI World Index replaced the S&P 500 Index (an unmanaged index of large capitalization common stocks) as the
    Fund's comparative index because PIMCO Funds Advisors believes the MSCI World Index is more representative of the Fund's
    investment strategies. For the periods ended December 31, 2001, the 1 Year and Fund Inception average annual total returns of the S&P 500 Index were -11.87% and -1.03%, respectively.
(3) The Lipper Global Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least
    25% of their portfolio in securities traded outside of the
    United States and that may own U.S. securities as well. It does not take into account sales charges.
(4) The Fund began operations on 12/30/98. Index comparisons begin on 12/30/98.


                                                                  Prospectus 45

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class A, B or C shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class A    5.50%                                            1%/(1)/
-----------------------------------------------------------------------------------------------------------
Class B    None                                             5%/(2)/
-----------------------------------------------------------------------------------------------------------
Class C    1%                                               1%/(3)/
-----------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and
    C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                        Distribution                   Total Annual
                               Advisory And/or Service   Other         Fund Operating
Share Class                    Fees     (12b-1) Fees/2)/ Expenses/(3)/ Expenses
-------------------------------------------------------------------------------------
Class A                        0.85%    0.25%            0.60%         1.70%
-------------------------------------------------------------------------------------
Class B                        0.85     1.00             0.60          2.45
-------------------------------------------------------------------------------------
Class C                        0.85     1.00             0.60          2.45
-------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities
    Dealers, Inc.
(3) Other Expenses, which are based on estimated amounts for the current fiscal year, reflects a 0.60% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in
Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1           Year 3           Year 5          Year 10          Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class A     $713             $1,056           $1,422          $2,448           $713        $1,056      $1,422      $2,448
------------------------------------------------------------------------------------------------------------------------------
Class B      748              1,064            1,506           2,598            248           764       1,306       2,598
------------------------------------------------------------------------------------------------------------------------------
Class C      348                764            1,306           2,786            248           764       1,306       2,786
------------------------------------------------------------------------------------------------------------------------------


46  PIMCO Funds: Multi-Manager Series

               PIMCO RCM Global Healthcare Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                            Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Equity securities of companies in the All capitalizations healthcare industry

                      Fund Category                        Approximate Number of Holdings        Dividend Frequency
                      Global Stocks                        40-80                                 At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of companies in the healthcare industry. The Fund's assets will be invested in companies located in at least three different countries, which may include the United States. The Fund currently expects the majority of its foreign investments to be in Asia and Western Europe. The Fund may also invest up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). Although the Fund may invest in companies of any market capitalization, the Fund does not intend to invest more than 15% of its assets in companies with market capitalizations below $100 million (as measured at the time of purchase).

               The Fund considers the healthcare industry to include any company that designs, manufactures, or sells products or services used for or in connection with healthcare or medicine, such as pharmaceutical companies, biotechnology research firms, companies that sell medical products, companies that own or operate healthcare facilities and companies that design, produce or sell medical, dental and optical products. The Fund considers such companies to be principally engaged in the healthcare industry if they derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the healthcare sector, or, at least 50% of their assets are devoted to such activities.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that are likely to offer the best investment opportunities. The portfolio management team may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI World Healthcare Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Derivatives Risk                    .Focused Investment Risk
..Issuer Risk             .Sector Specific Risk                .Leveraging Risk
..Growth Securities Risk  .Foreign (non-U.S.) Investment Risk  .Credit Risk
..Smaller Company Risk    .Emerging Markets Risk               .Turnover Risk
..Liquidity Risk          .Currency Risk                       .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


                                                                  Prospectus 47

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The following bar chart and Average Annual Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the DRCM Fund from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Class D shares, which are offered in a different prospectus.
               This is because the Fund did not offer A, B or C shares during the periods shown. For the periods prior to the inception of the Fund's Class A, B and C shares (2/5/02), performance information shown in the Average Annual Total Returns table shows performance of the Fund's Class D shares, adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Although Class D and Class A, B and C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class
               A, B and C performance would be lower than Class D performance because of the lower expenses and no sales charges paid by Class
               D shares. The Fund's total expenses are expected to be higher than the DRCM Fund's historical total expenses. If the DRCM Fund had been subject to the Fund's higher expenses, the performance results shown would have been lower. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The
               Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


Calendar Year Total Returns -- Class D      More Recent Return Information
                                            1/1/02-9/30/02                 [  ]%
                                    [CHART]
                                            Highest and Lowest Quarter Returns
                                            (for periods shown in the bar chart)
 1997    1998    1999    2000     2001      ------------------------------------
------  ------  ------  ------  --------    Highest (10/1/99-12/31/99)    39.43%
30.00%  25.57%  28.73%  73.37%  (13.80)%    ------------------------------------
                                            Lowest (1/1/01-3/31/01)      -24.43%

     Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/01)

                                                              Fund inception
                                              1 Year  5 Years (12/31/96)/(4)/
-----------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                  [  ]%   [  ]%   [  ]%
-----------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/  [  ]%   [  ]%   [  ]%
-----------------------------------------------------------------------------
Class D -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                     [  ]%   [  ]%   [  ]%
-----------------------------------------------------------------------------
Class A                                       -18.63% 24.18%  24.18%
-----------------------------------------------------------------------------
Class B                                       -18.68% 24.50%  24.50%
-----------------------------------------------------------------------------
Class C                                       -15.37% 24.66%  24.66%
-----------------------------------------------------------------------------
MSCI World Healthcare Index/(2)/              [  ]%   [  ]%   [  ]%
-----------------------------------------------------------------------------
Lipper Health/Biotechnology Funds
 Average/(3)/                                 -12.75% 15.18%  15.18%
-----------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class D shares only. After-tax returns for Classes A, B and C will vary.
(2)The Morgan Stanley Capital International ("MSCI") World Healthcare Index
   is [  ]. It is not possible to invest directly in the index. The MSCI
   World Healthcare Index replaced the S&P 500 Index (an unmanaged index of large capitalization common stocks) and the Russell Midcap Health Care
   Index (composed of all medium and medium/small healthcare companies in the Russell 1000 Index, which measures the performance of the largest companies in the Russell 3000 Index) as the Fund's comparative index because PIMCO Funds Advisors believes the MSCI World Healthcare Index is more representative of the Fund's investment strategies. For the periods ended December 31, 2001, the 1 Year, 5 Years and Fund Inception average annual total returns of the S&P 500 Index were -11.87%, 10.70% and
   10.70%, respectively. For the periods ended December 31, 2001, the 1
   Year, 5 Years and Fund Inception average annual total returns of the
   Russell Midcap Health Care Index were -3.43%, 11.10% and 11.10%, respectively.
(3) The Lipper Health/Biotechnology Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. It does not take into account sales charges.
(4)The Fund began operations on 12/31/96. Index comparisons begin on
   12/31/96.


48  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class A, B or C shares of the Fund:
the Fund
               Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class A              5.50%                                            1%/(1)/
---------------------------------------------------------------------------------------------------------------------
Class B              None                                             5%/(2)/
---------------------------------------------------------------------------------------------------------------------
Class C              1%                                               1%/(3)/
---------------------------------------------------------------------------------------------------------------------
(1)Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent
   Deferred Sales Charges (CDSCs)--Class B Shares."
(3)The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                        Distribution                    Total Annual
                               Advisory And/or Service    Other         Fund Operating
Share Class                    Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
--------------------------------------------------------------------------------------
Class A                        0.80%    0.25%             0.55%         1.60%
--------------------------------------------------------------------------------------
Class B                        0.80     1.00              0.55          2.35
--------------------------------------------------------------------------------------
Class C                        0.80     1.00              0.55          2.35
--------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3)Other Expenses, which are based on estimated amounts for the current fiscal year, reflects a 0.55% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in
Class A, B or C shares of the Fund with the costs of investing in other mutual funds.
The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1           Year 3           Year 5          Year 10          Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class A     $704             $1,027           $1,373          $2,346           $704        $1,027      $1,373      $2,346
------------------------------------------------------------------------------------------------------------------------------
Class B      738              1,033            1,455           2,496            238           733       1,255       2,496
------------------------------------------------------------------------------------------------------------------------------
Class C      338                733            1,255           2,686            238           733       1,255       2,686
------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 49

               PIMCO RCM Global Small-Cap Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                    Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Smaller capitalization equity From [  ] million to [  ] billion securities
                      Fund Category                                                      Dividend Frequency
                      Global Stocks                        Approximate Number of         At least annually
                                                           Holdings
                                                           55-95

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in companies with market capitalizations comparable to those of companies included in the
               MSCI World Small-Cap Index, which as of [         , 2002] ranged
               from [ ] million to [ ] billion. The Fund will maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the MSCI World Small-Cap Index securities which as of December 31, 2001 would permit the Fund to maintain a weighted-average market capitalization ranging from $205 million to $822 million. The Fund invests in companies organized or headquartered in at least three different countries (one of which may be the United States) and expects that the majority of its foreign investments will be in Japan and Western Europe. Under normal market conditions, the Fund will invest no more than 25% of its assets in issuers that are organized or headquartered in any one country outside the U.S., other than France, Germany, Japan and the United Kingdom. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund may also from time to time invest a significant percentage of its assets in the technology sector.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities. The portfolio management team may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In addition, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI World Small-Cap Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund investor contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

 .Market Risk             .Derivatives Risk                    .Currency Risk
 .Issuer Risk             .Sector Specific Risk                .Leveraging Risk
 .Growth Securities Risk  .Foreign (non-U.S.) Investment Risk  .Credit Risk
 .Smaller Company Risk    .Emerging Markets Risk               .Turnover Risk
 .Liquidity Risk          .Focused Investment Risk             .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


50  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The following bar chart and the Average Annual Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer A, B or C shares during the periods shown. For the periods prior to the inception of the Fund's Class A, B and C shares (2/5/02), performance information shown in the Average
               Annual Total Returns table shows performance of the Fund's
               Institutional Class shares, adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Although Institutional Class and Class A, B and C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class A, B and C performance would be lower than Institutional
               Class performance because of the lower expenses and no sales charges paid by Institutional Class shares. The Fund's total expenses are expected to be higher than the DRCM Fund's historical total expenses. If the DRCM Fund had been subject to the Fund's higher expenses, the performance results shown would have been lower. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns --                            More Recent Return Information
Institutional Class                                       1/1/02-9/30/02                 [  ]%

                                                          Highest and Lowest Quarter Returns
[CHART]


 1997    1998    1999      2000      2001                 (for periods shown in the bar chart)
------  ------  -------  --------  --------               ------------------------------------
25.48%  19.29%  104.63%  (13.88)%  (25.05)%               Highest (10/1/99-12/31/99)    64.80%
    Calendar Year End (through 12/31)                     ------------------------------------
                                                          Lowest (7/1/01-9/30/01)      -26.36%


               Average Annual Total Returns (for periods ended 12/31/01)

                                                              Fund inception
                                              1 Year  5 Years (12/31/96)/(4)/
-----------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/        [  ]%  [  ]%   [  ]%
-----------------------------------------------------------------------------
Institutional Class -- After Taxes
 on Distributions/(1)/                          [  ]%  [  ]%   [  ]%
-----------------------------------------------------------------------------
Institutional Class -- After Taxes
 on Distributions and Sale of Fund
 Shares/(1)/                                    [  ]%  [  ]%   [  ]%
-----------------------------------------------------------------------------
Class A                                       -29.43% 12.92%  12.92%
-----------------------------------------------------------------------------
Class B                                       -29.60% 13.11%  13.11%
-----------------------------------------------------------------------------
Class C                                       -26.64% 13.35%  13.35%
-----------------------------------------------------------------------------
MSCI World Small Cap Index/(2)/                 1.22%  3.20%   3.20%
-----------------------------------------------------------------------------
Lipper Global Small Cap Funds Average/(3)/    -15.49%  5.33%   5.33%
-----------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional
   Class shares only. After-tax returns for Classes A, B and C will vary.
(2)The Morgan Stanley Capital International World Small-Cap Index
   ("MSCI-WSCI") is a widely recognized, unmanaged, market capitalization weighted index composed of securities representative of the market structure of developed market countries in North America, Europe and the
   Asia/Pacific region. It is not possible to invest directly in the index.
(3)The Lipper Global Small Cap Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 25% of their portfolio in securities with primary trading markets outside the
   United States, and that limits at least 65% of their investments to companies with market capitalizations less than U.S. $1 billion at the time of purchase. It does not take into account sales charges.
(4)The Fund began operations on 12/31/96. Index comparisons begin on
   12/31/96.


                                                                  Prospectus 51

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class A, B or C shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class A    5.50%                                            1%/(1)/
-----------------------------------------------------------------------------------------------------------
Class B    None                                             5%/(2)/
-----------------------------------------------------------------------------------------------------------
Class C    1%                                               1%/(3)/
-----------------------------------------------------------------------------------------------------------
(1)Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C
   Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3)The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1) /

                     Distribution                  Total Annual
            Advisory And/or Service  Other         Fund Operating
Share Class Fees     (12b-1) Fees(2) Expenses/(3)/ Expenses
-----------------------------------------------------------------
Class A     1.00%    0.25%           0.60%         1.85%
-----------------------------------------------------------------
Class B     1.00     1.00            0.60          2.60
-----------------------------------------------------------------
Class C     1.00     1.00            0.60          2.60
-----------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be
   charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class B and
   Class C shares, Class B or Class C shareholders may,
   depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National
   Association of Securities Dealers, Inc.
(3)Other Expenses, which are based on estimated amounts for the current fiscal year, reflects a 0.60% Administrative Fee
   paid by each class, which is subject to a reduction of 0.05%
   on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

                 Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
     ------------------------------------------------------------------------------------------------------------------------------
     Share Class Year 1           Year 3           Year 5          Year 10          Year 1      Year 3      Year 5      Year 10
     ------------------------------------------------------------------------------------------------------------------------------
     Class A     $728             $1,100           $1,496          $2,600           $728        $1,100      $1,496      $2,600
     ------------------------------------------------------------------------------------------------------------------------------
     Class B      763              1,108            1,580           2,749            263           808       1,380       2,749
     ------------------------------------------------------------------------------------------------------------------------------
     Class C      363                808            1,380           2,934            263           808       1,380       2,934
     ------------------------------------------------------------------------------------------------------------------------------


52  PIMCO Funds: Multi-Manager Series

               PIMCO RCM Global Technology Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus
and Strategies        Seeks long-term capital appreciation Equity securities of U.S. and non-U.S.
                                                           technology-related companies
                      Fund Category                        Approximate Number of Holdings
                      Global Stocks                        65-105

Principal Investments Approximate Capitalization Range
and Strategies        At least $500 million

                      Dividend Frequency
                      At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in companies in the technology industry. The Fund normally invests in at least three different countries, and may invest up to 50% of its assets in non-U.S. issuers, but under normal market conditions no more than 25% of its assets in issuers organized or headquartered in any one country outside the U.S., other than Japan. The Fund may also invest up to 20% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund currently intends to invest primarily in companies with market capitalizations greater than $500 million at the time of purchase, with no more than 15% of its assets in technology companies with market capitalizations below $100 million at the time of purchase. The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs).

               The portfolio managers define technology companies as those with revenues primarily generated by technology products and services. These include internet products and services, computers and computer peripherals, software, electronic components and systems, communications equipment and services, semiconductors, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology products, environmental services, chemical products and synthetic materials, and defense and aerospace products and services. The portfolio managers evaluate the fundamental value and prospects for growth of individual companies and focus on those companies that they expect will have higher than average rates of growth and strong potential for capital appreciation. Investments are not restricted to companies with a record of dividend payments. The Goldman Sachs Technology Index and the Lipper Science & Technology Fund Index are the Fund's performance benchmarks. The portfolio managers base security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               The portfolio managers develop forecasts of economic growth, inflation, and interest rates that they use to help identify those regions and individual countries that they believe are likely to offer the best investment opportunities. In addition to traditional research activities, the portfolio managers use Grassroots/(SM)/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Sector Specific Risk                .Focused Investment Risk
..Issuer Risk             .Technology Related Risk             .Turnover Risk
..Growth Securities Risk  .IPO Risk                            .Credit Risk
..Smaller Company Risk    .Foreign (non-U.S.) Investment Risk  .Management Risk
..Liquidity Risk          .Emerging Markets Risk
..Derivatives Risk        .Currency Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


                                                                  Prospectus 53

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The following bar chart and the Average Annual Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class D shares, which are offered in a different prospectus. This is because the Fund did not offer A, B or C shares during the periods shown. For the periods prior to the inception of the Fund's Class A, B and C shares
               (2/5/02), performance information shown in the Average Annual
               Total Returns table shows performance of the Fund's Class D shares, adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Although
               Class D and Class A, B and C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class A, B and C performance would be lower than Class D performance because of the lower expenses and no sales charges paid by Class D shares. The Fund's total expenses are expected to be higher than the DRCM Fund's historical total expenses. If the DRCM Fund had been subject to the Fund's higher expenses, the performance results shown would have been lower. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio managers as the Fund. The performance for the year
               1999 benefited to a large extent from the result of investments in IPOs and market conditions during 1999. This performance may not be repeated in the future. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class           More Recent Return Information
                                                             1/1/02-9/30/02                 [  ]%
                                    [CHART]
                                                             Highest and Lowest Quarter Returns
                                                             (for periods shown in the bar chart)
1996    1997    1998    1999      2000      2001             ------------------------------------
------  ------  ------  -------  --------  --------          Highest (10/1/99-12/31/99)    82.82%
26.41%  27.08%  61.05%  182.95%  (14.33)%  (39.31)%          ------------------------------------
                                                             Lowest (10/1/00-12/31/00)    -34.45%

    Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                              Fund inception
                                              1 Year  5 Years (12/27/95)/(4)/
-----------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/      [  ]%   [  ]%   [  ]%
-----------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1)/                           [  ]%   [  ]%   [  ]%
-----------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares/(1)/   [  ]%   [  ]%   [  ]%
-----------------------------------------------------------------------------
Class A                                       -43.01% 22.53%  23.08%
-----------------------------------------------------------------------------
Class B                                       -43.15% 22.83%  23.32%
-----------------------------------------------------------------------------
Class C                                       -40.76% 23.01%  23.32%
-----------------------------------------------------------------------------
Goldman Sachs Technology Index/(2)/           [  ]%   [  ]%   [  ]%
-----------------------------------------------------------------------------
Lipper Science & Technology Fund Average/(3)/ -34.73%  9.06%  10.27%
-----------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional
   Class shares only. After-tax returns for Classes A, B and C will vary.
(2)The Goldman Sachs Technology Index is a modified capitalization-weighted index of companies involved in the internet-related sector of the technology industry. It is not possible to invest directly in the index.
   The Goldman Sachs Technology Index replaced the S&P 500 Index (an unmanaged index of large capitalization common stocks) as the Fund's comparative index because PIMCO Funds Advisors believes the Goldman Sachs
   Technology Index is more representative of the Fund's investment strategies. For the periods ended December 31, 2001, the 1 Year, 5 Years and Fund Inception average annual total returns of the S&P 500 Index were
   -11.88%, 10.70% and 12.67% respectively.
(3)The Lipper Science & Technology Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least
   65% of their assets in science and technology stocks. It does not take into account sales charges.
(4)The Fund began operations on 12/27/95. Index comparisons begin on
   12/27/95.


54  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class A, B or C shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)
                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class A              5.50%                                            1%/(1)/
---------------------------------------------------------------------------------------------------------------------
Class B              None                                             5%/(2)/
---------------------------------------------------------------------------------------------------------------------
Class C              1%                                               1%/(3)/
---------------------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent
    Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                           Distribution                          Total Annual
               Advisory    And/or Service       Other            Fund Operating
Share Class    Fees        (12b-1) Fees/(2)/    Expenses/(3)/    Expenses
---------------------------------------------------------------------------------
Class A        0.95%       0.25%                0.55%            1.75%
---------------------------------------------------------------------------------
Class B        0.95        1.00                 0.55             2.50
---------------------------------------------------------------------------------
Class C        0.95        1.00                 0.55             2.50
---------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be
   charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class B and
    Class C shares, Class B or Class C shareholders may,
    depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National
    Association of Securities Dealers, Inc.
(3) Other Expenses, which are based on estimated amounts for the current fiscal year, reflects a 0.55% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the
    Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1) /

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1           Year 3           Year 5          Year 10          Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class A     $718             $1,071           $1,447          $2,499           $718        $1,071      $1,447      $2,499
------------------------------------------------------------------------------------------------------------------------------
Class B      753              1,079            1,531           2,648            253           779       1,331       2,648
------------------------------------------------------------------------------------------------------------------------------
Class C      353                779            1,331           2,836            253           779       1,331       2,836
------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 55

               PIMCO RCM International Growth Equity Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus
and Strategies        Seeks long-term capital appreciation Equity securities of companies worldwide

                      Fund Category                        Approximate Number of Holdings
                      International Stocks                 75-115

Principal Investments Approximate Capitalization Range
and Strategies        All capitalizations

                      Dividend Frequency
                      At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of non-U.S. companies. While the Fund invests in issuers located in at least ten different countries, the Fund may invest up to 65% of its assets in companies organized or headquartered in Japan, the United Kingdom or Germany, and up to 25% of its assets in companies organized or headquartered in any other country outside the U.S. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund may also invest up to 10% of its assets in U.S. companies. The Fund primarily invests in companies with market capitalizations in excess of $1 billion (as measured at the time of purchase). No more than 15% of the Fund's assets shall be invested in companies with market capitalizations below $100 million (as measured at the time of purchase). The Fund may also from time to time invest a significant portion of its assets in one or more sectors of the economy, including the financial sector.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities. In analyzing specific companies for possible investment, the portfolio management team may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI-EAFE Index and the MSCI-ACWI Index are the Fund's performance benchmarks. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Derivatives Risk                    .Focused Investment Risk
..Issuer Risk             .Sector Specific Risk                .Leveraging Risk
..Growth Securities Risk  .Foreign (non-U.S.) Investment Risk  .Turnover Risk
..Smaller Company Risk    .Emerging Markets Risk               .Credit Risk
..Liquidity Risk          .Currency Risk                       .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


56  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The following bar chart and Average Annual Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer A, B or C shares for a full calendar year during the periods shown. For the periods prior to the inception of the Fund's Class A, B and C shares (2/5/02), performance information shown in the Average Annual Total Returns table shows performance of the Fund's Institutional Class shares, adjusted to reflect the actual sales charges, distribution and/or service
               (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Although Institutional Class and Class
               A, B and C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class A, B and C performance would be lower than Institutional Class performance because of the lower expenses and no sales charges paid by Institutional Class shares. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns --                                      More Recent Return Information
Institutional Class                                                 1/1/02-9/30/02                 [  ]%

                                                                    Highest and Lowest Quarter Returns
[CHART]                                                             (for periods shown in the bar chart)
                                                                                 -----------------------
                                                                    Highest (10/1/99-12/31/99)    41.32%
 1995    1996    1997    1998    1999     2000      2001                         -----------------------
------  ------  ------  ------  ------  --------  --------          Lowest (1/1/01-3/31/01)      -18.42%
17.98%  19.31%  17.93%  13.81%  60.66%  (26.76)%  (31.96)%
    Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                         Fund inception
                                                         1 Year  5 Years (5/22/95)/(5)/
---------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                   [  ]%  [  ]%  [  ]%
---------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/   [  ]%  [  ]%  [  ]%
---------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares/(1)/                [  ]%  [  ]%  [  ]%
---------------------------------------------------------------------------------------
Class A                                                  -36.00% -0.15%  4.58%
---------------------------------------------------------------------------------------
Class B                                                  -36.07% -0.04%  4.68%
---------------------------------------------------------------------------------------
Class C                                                  -33.45%  0.23%  4.68%
---------------------------------------------------------------------------------------
MSCI-EAFE Index/(2) /                                    -21.20%  1.17%  2.79%
---------------------------------------------------------------------------------------
MSCI-ACWI Ex-U.S. Index/(3) /                            -19.50%  0.89%  2.89%
---------------------------------------------------------------------------------------
Lipper International Funds Average/(4) /                 -21.71%  1.94%  4.11%
---------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
   Institutional Class shares only. After-tax returns for Classes A, B and
   C will vary.
(2) The Morgan Stanley Capital International Europe Australasia Far East
  ("MSCI-EAFE") Index is a widely recognized, unmanaged index of issuers in the countries of Europe, Australia and the Far East. It is not possible to invest directly in the index.
(3)The Morgan Stanley All Country World Free ("MSCI-ACWI") Ex-U.S. Index is
   a widely recognized, unmanaged index of issuers located in countries throughout the world, representing both developed and emerging markets, excluding the United States. It is not possible to invest directly in the index.
(4)The Lipper International Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest their assets in securities with primary trading markets outside of the United States. It does not take into account sales charges.
(5)The Fund began operations on 5/22/95. Index comparisons begin on 5/22/95.


                                                                  Prospectus 57

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class A, B or C shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class A              5.50%                                            1%/(1)/
---------------------------------------------------------------------------------------------------------------------
Class B              None                                             5%/(2)/
---------------------------------------------------------------------------------------------------------------------
Class C              1%                                               1%/(3)/
---------------------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent
    Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                     Distribution                    Total Annual
            Advisory And/or Service    Other         Fund Operating
Share Class Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
-------------------------------------------------------------------
Class A     0.50%    0.25%             0.70%         1.45%
-------------------------------------------------------------------
Class B     0.50     1.00              0.70          2.20
-------------------------------------------------------------------
Class C     0.50     1.00              0.70          2.20
-------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be
   charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class B and
    Class C shares, Class B or Class C shareholders may,
    depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National
    Association of Securities Dealers, Inc.
(3) Other Expenses, which are based on estimated amounts for the current fiscal year, reflects a 0.70% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the
    Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1) /

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1           Year 3           Year 5          Year 10          Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class A     $689             $983             $1,299          $2,190           $689        $983        $1,299      $2,190
------------------------------------------------------------------------------------------------------------------------------
Class B      723              988              1,380           2,342            223         688         1,180       2,342
------------------------------------------------------------------------------------------------------------------------------
Class C      323              688              1,180           2,534            223         688         1,180       2,534
------------------------------------------------------------------------------------------------------------------------------


58  PIMCO Funds: Multi-Manager Series

               PIMCO RCM Large-Cap Growth Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus
and Strategies        Seeks long-term capital appreciation Large capitalization equity securities

                      Fund Category                        Approximate Number of Holdings
                      U.S. Stocks                          45-85

Principal Investments Approximate Capitalization Range
and Strategies        At least $3 billion

                      Dividend Frequency
                      At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of U.S. companies with market capitalizations of at least $3 billion (as measured at the time of purchase). The Fund may also invest 20% of its assets in foreign securities (but no more than 10% in any one country other than the U.S. or 10% in companies organized or headquartered in emerging market countries). The Fund may also from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

               In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The S&P 500 is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Sector Specific Risk                .Emerging Markets Risk
..Issuer Risk             .Foreign (non-U.S.) Investment Risk  .Credit Risk
..Growth Securities Risk  .Currency Risk                       .Management Risk
..Liquidity Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


                                                                  Prospectus 59

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The following bar chart and Average Annual Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer A, B or C shares during the periods shown. For the periods prior to the inception of the Fund's Class A, B and C shares (2/5/02), performance information shown in the Average
               Annual Total Returns table shows performance of the Fund's
               Institutional Class shares, adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Although Institutional Class and Class A, B and C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class A, B and C performance would be lower than Institutional
               Class performance because of the lower expenses and no sales charges paid by Institutional Class shares. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund.
               The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Class A     More Recent Return Information
                                           1/1/02-9/30/02                 [  ]%

[CHART]                                    Highest and Lowest Quarter Returns
                                           (for periods shown in the bar chart)
                                           ------------------------------------
1997    1998    1999    2000      2001     Highest (10/1/98-12/31/98)    29.25%
------  ------  ------  -------  --------  ------------------------------------
31.99%  44.11%  44.84%  (8.37)%  (21.99)%  Lowest (1/1/01-3/31/01)      -19.06%

    Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                   Fund inception
                                                   1 Year  5 Years (12/31/96)/(4)/
----------------------------------------------------------------------------------
Institutional Class                                -21.99% 14.51%  14.51%
----------------------------------------------------------------------------------
Class A -- Before Taxes/(1) /                      [  ]%   [  ]%   [  ]%
----------------------------------------------------------------------------------
Class A -- After Taxes on Distributions/(1) /      [  ]%   [  ]%   [  ]%
----------------------------------------------------------------------------------
Class A -- After Taxes on Distributions and Sale
 of Fund Shares/(1) /                              [  ]%   [  ]%   [  ]%
----------------------------------------------------------------------------------
Class B                                            -26.79% 12.91%  12.91%
----------------------------------------------------------------------------------
Class C                                            -23.71% 13.16%  13.16%
----------------------------------------------------------------------------------
S&P 500 Index/(2)/                                 -11.88% 10.70%  10.70%
----------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average/(3)/         -22.94%  8.15%   8.15%
----------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as
    401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for
    Classes B and C will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4) The Fund began operations on 12/31/96. Index comparisons begin on 12/31/96.


60  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class A, B or C shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class A    5.50%                                            1%/(1)/
-----------------------------------------------------------------------------------------------------------
Class B    None                                             5%/(2)/
-----------------------------------------------------------------------------------------------------------
Class C    None                                             1%/(3)/
-----------------------------------------------------------------------------------------------------------
(1)Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C
   Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3)The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                  Distribution                    Total Annual
                                         Advisory And/or Service    Other         Fund Operating
Share Class                              Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
------------------------------------------------------------------------------------------------
Class A                                  0.45%    0.25%             0.50%         1.20%
------------------------------------------------------------------------------------------------
Class B                                  0.45     1.00              0.50          1.95
------------------------------------------------------------------------------------------------
Class C                                  0.45     1.00              0.50          1.95
------------------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3)Other Expenses, which are based on estimated amounts for the current fiscal year, reflects a
   0.50% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or
C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1           Year 3           Year 5          Year 10          Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class A     $666             $910             $1,173          $1,925           $666        $910        $1,173      $1,925
------------------------------------------------------------------------------------------------------------------------------
Class B      698              912              1,252           2,078            198         612         1,052       2,078
------------------------------------------------------------------------------------------------------------------------------
Class C      198              612              1.052           2,275            198         612         1,052       2,275
------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 61

               PIMCO RCM Mid-Cap Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                           Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Equity and equity-related securities Up to $[  ] billion of U.S. companies with small and
                      Fund Category                        medium market capitalizations        Dividend Frequency
                      U.S. Stocks                                                               At least annually
                                                           Approximate Number of Holdings
                                                           85-125

               The Fund seeks to achieve its investment objective by normally investing 80% of its assets in equity securities of small- to medium-sized U.S. companies with market capitalizations comparable to those companies included in the Russell Mid-Cap Growth Index, which ranged from [ ] million to [ ] billion as
               of [            , 2002]. Equity-related securities include
               preferred stock, convertible preferred stock, convertible debt obligations, warrants or other rights to acquire stock. The Fund may also invest up to 10% of its assets in foreign securities. The Fund may from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

               In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The Russell Mid-cap Growth Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return are:

 .Market Risk             .Liquidity Risk                      .Currency Risk
 .Issuer Risk             .Sector Specific Risk                .Turnover Risk
 .Growth Securities Risk  .Foreign (non-U.S.) Investment Risk  .Credit Risk
 .Smaller Company Risk    .Emerging Markets Risk               .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


62  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The following bar chart and Average Annual Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer A, B or C shares during the periods shown. For the periods prior to the inception of the Fund's Class A, B and C shares (2/5/02), performance information shown in the Average
               Annual Total Returns table shows performance of the Fund's
               Institutional Class shares, adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Although Institutional Class and Class A, B and C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class A, B and C performance would be lower than Institutional
               Class performance because of the lower expenses and no sales charges paid by Institutional Class shares. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund.
               The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class                            More Recent Return Information
                                                                              1/1/02-9/30/02                 [  ]%
                                    [CHART]
                                                                              Highest and Lowest Quarter Returns
                                                                              (for periods shown in the bar chart)
1992    1993   1994    1995    1996    1997    1998    1999   2000     2001   ------------------------------------
-----  ------  -----  ------  ------  ------  ------  ------  -----  -------- Highest (10/1/99-12/31/99)    42.24%
7.03%  10.72%  0.76%  34.53%  19.07%  17.50%  15.06%  60.18%  1.25%  (24.62)% ------------------------------------
                                                                              Lowest (1/1/01-3/31/01)      -25.02%

        Calendar Year End (through 12/31)


               Average Annual Total Returns (for periods ended 12/31/01)

                                                                       Fund inception
                                              1 Year  5 Years 10 Years (11/6/79)/(4)/
-------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/        [  ]% [  ]%    [  ]%    [  ]%
-------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1)/                             [  ]% [  ]%    [  ]%    [  ]%
-------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares/(1)/     [  ]% [  ]%    [  ]%    [  ]%
-------------------------------------------------------------------------------------
Class A                                       -29.14% 8.78%   11.01%   16.92%
-------------------------------------------------------------------------------------
Class B                                       -29.27% 9.14%   11.02%   16.92%
-------------------------------------------------------------------------------------
Class C                                       -26.29% 9.25%   10.86%   16.41%
-------------------------------------------------------------------------------------
Russell Mid-Cap Growth Index/(2)/             -20.16% 9.02%   11.11%   15.59%
-------------------------------------------------------------------------------------
Lipper Mid-Cap Growth Funds Average/(3)/      -21.17% 7.64%    9.88%   12.66%
-------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
   Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
   Institutional Class shares only. After-tax returns for Classes A, B and C will vary.
(2) The Russell Mid-Cap Growth Index is an unmanaged index that measures the performance of those Russell Mid-Cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell
    1000(R) Growth Index. It is not possible to invest directly in the index.
(3) The Lipper Mid-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. It does not take into account sales charges.
(4) The Fund began operations on 10/31/79. Index comparisons begin on 10/31/79.


                                                                  Prospectus 63

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class A, B or C shares of the Fund: Shareholder
of the Fund    Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class A              5.50%                                            1%/(1)/
---------------------------------------------------------------------------------------------------------------------
Class B              None                                             5%/(2)/
---------------------------------------------------------------------------------------------------------------------
Class C              None                                             1%/(3)/
---------------------------------------------------------------------------------------------------------------------
(1)Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent
   Deferred Sales Charges (CDSCs)--Class B Shares."
(3)The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                        Distribution                    Total Annual
                               Advisory And/or Service    Other         Fund Operating
Share Class                    Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
--------------------------------------------------------------------------------------
Class A                        0.47%    0.25%             0.50%         1.22%
--------------------------------------------------------------------------------------
Class B                        0.47     1.00              0.50          1.97
--------------------------------------------------------------------------------------
Class C                        0.47     1.00              0.50          1.97
--------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3)Other Expenses, which are based on estimated amounts for the current fiscal year, reflects a 0.50% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in
Class A, B or C shares of the Fund with the costs of investing in other mutual funds.
The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1) /

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1           Year 3           Year 5          Year 10          Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class A     $667             $916             $1,183          $1,946           $667        $916        $1,183      $1,946
------------------------------------------------------------------------------------------------------------------------------
Class B      700              918              1,262           2,099            200         618         1,062       2,099
------------------------------------------------------------------------------------------------------------------------------
Class C      200              618              1,062           2,296            200         618         1,062       2,296
------------------------------------------------------------------------------------------------------------------------------


64  PIMCO Funds: Multi-Manager Series

               PIMCO RCM Tax-Managed Growth Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks after-tax growth of capital Equity securities of U.S. companies All capitalizations

                      Fund Category                     Approximate Number of Holdings      Dividend Frequency
                      Enhanced Stocks                   25-65                               At least annually

               The Fund attempts to enhance the after-tax returns of shareholders by investing in a broadly diversified portfolio of equity securities of U.S. companies. The Fund invests in companies of all capitalizations, ranging from larger well-established companies to smaller emerging-growth companies. The Fund may invest up to 20% of its assets in companies with market capitalizations below $500 million (as measured at the time of purchase). The Fund may also invest up to 25% of its assets in foreign securities (but no more than 10% in any one country other than the U.S.) and up to 5% of its assets in companies located in emerging market countries. The Fund may also from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

               To maximize after-tax returns, the Fund may use certain investment techniques designed to reduce capital gains distributions to shareholders. These techniques may include, among others, holding securities long enough to avoid higher, short-term capital gains taxes, selling shares with a higher cost basis first, and selling securities that have declined in value to offset past or future gains realized on the sale of other securities. These techniques will not completely eliminate taxable distributions by the Fund. In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The S&P 500 is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots/(SM)/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Liquidity Risk                      .Currency Risk
..Issuer Risk             .Derivatives Risk                    .Sector Specific Risk
..Growth Securities Risk  .Foreign (non-U.S.) Investment Risk  .Leveraging Risk
..Smaller Company Risk    .Emerging Markets Risk               .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


                                                                  Prospectus 65

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The following bar chart and Average Annual Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer A, B or C shares during the periods shown. For the periods prior to the inception of the Fund's Class A, B and C shares (2/5/02), performance information shown in the Average
               Annual Total Returns table shows performance of the Fund's
               Institutional Class shares, adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Although Institutional Class and Class A, B and C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class A, B and C performance would be lower than Institutional
               Class performance because of the lower expenses and no sales charges paid by Institutional Class shares. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund.
               The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                    [CHART]        1/1/02-9/30/02               [  ]%..

                                                   Highest and Lowest Quarter Returns
 1999    2000      2001                            (for periods shown in the bar chart)
------  -------  --------                          ------------------------------------
52.44%  (8.07)%  (21.63)%                          Highest (10/1/99-12/31/99)   31.98%
                                                   ------------------------------------
                                                   Lowest (1/1/01-3/31/01)     -18.29%
        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                     Fund Inception
                                                             1 Year  (12/30/98)/(4)/
------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                     [  ]%   [  ]%
------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/     [  ]%   [  ]%
------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                                    [  ]%   [  ]%
------------------------------------------------------------------------------------
Class A                                                      -26.01%  1.15%
------------------------------------------------------------------------------------
Class B                                                      -26.19%  1.33%
------------------------------------------------------------------------------------
Class C                                                      -23.08%  2.30%
------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                           -11.88% -1.03%
------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average/(3)/                   -22.94% -3.82%
------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
   Institutional Class shares only. After-tax returns for Classes A, B and C will vary.
(2)The S&P 500 Index is an unmanaged index of large capitalization common stocks.
   It is not possible to invest directly in the index.
(3)The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4)The Fund began operations on 12/30/98. Index comparisons begin on 12/30/98.


66  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class A, B or C shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed on        Maximum Contingent Deferred Sales Charge (Load)
                     Purchases (as a percentage of offering price) (as a percentage of original purchase price)
------------------------------------------------------------------------------------------------------------------
Class A              5.50%                                         1%/(1)/
------------------------------------------------------------------------------------------------------------------
Class B              None                                          5%/(2)/
------------------------------------------------------------------------------------------------------------------
Class C              None                                          1%/(3)/
------------------------------------------------------------------------------------------------------------------
(1)Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the
   CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C
   Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3)The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                        Distribution                    Total Annual
                               Advisory And/or Service    Other         Fund Operating
Share Class                    Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
--------------------------------------------------------------------------------------
Class A                        0.60%    0.25%             0.50%         1.35%
--------------------------------------------------------------------------------------
Class B                        0.60     1.00              0.50          2.10
--------------------------------------------------------------------------------------
Class C                        0.60     1.00              0.50          2.10
--------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3)Other Expenses, which are based on estimated amounts for the current fiscal year, reflects a 0.60% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in
Class A, B or C shares of the Fund with the costs of investing in other mutual funds.
The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1           Year 3           Year 5          Year 10          Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class A     $680             $954             $1,249          $2,085           $680        $954        $1,249      $2,085
------------------------------------------------------------------------------------------------------------------------------
Class B      713              958              1,329           2,237            213         658         1,129       2,237
------------------------------------------------------------------------------------------------------------------------------
Class C      213              658              1,129           2,431            213         658         1,129       2,431
------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 67

               PIMCO Renaissance Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective                  Fund Focus                        Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital and Undervalued stocks with improving All capitalizations
                      income                                business fundamentals
                                                                                              Dividend Frequency
                      Fund Category                         Approximate Number of Holdings    At least annually
                      Value Stocks                          50-80

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) stocks.

               The portfolio manager selects stocks for the Fund using a "value" style. The portfolio manager invests primarily in common stocks of companies having below-average valuations whose business fundamentals, such as market share, strength of management and competitive position, are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs).

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

             .Market Risk            .Foreign Investment Risk  .Credit Risk
             .Issuer Risk            .Currency Risk            .Management Risk
             .Value Securities Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


68  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The information below shows summary performance information for
Information    the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Class C shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class A shares (2/1/91) and Class B shares
               (5/22/95), performance information shown in the Average Annual
               Total Returns table for those classes is based on the performance of the Fund's Class C shares. The prior Class C performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and B shares. Prior to May 7, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Class C                                                 More Recent Return Information
                                                                                       1/1/02-9/30/02               [  ]%
                                    [CHART]
                                                                                       Highest and Lowest Quarter Returns
                                                                                       (for periods shown in the bar chart)
1992    1993    1994     1995    1996    1997    1998   1999    2000    2001
-----  ------  -------  ------  ------  ------  ------  -----  ------  ------          ------------------------------------
7.78%  21.23%  (5.05)%  27.61%  24.40%  34.90%  10.72%  9.02%  36.66%  18.51%          Highest (10/1/01-12/31/01)   20.95%
                                                                                       ------------------------------------
                       Calendar Year End (through 12/31)                               Lowest (7/1/98-9/30/98)     -16.77%


Average Annual Total Returns (for periods ended 12/31/01)

                                                                                             Fund Inception
                                                                     1 Year 5 Years 10 Years (4/18/88)/(4)/
-----------------------------------------------------------------------------------------------------------
Class A                                                              12.84% 20.94%  18.13%   15.50%
-----------------------------------------------------------------------------------------------------------
Class B                                                              13.52% 21.16%  18.17%   15.53%
-----------------------------------------------------------------------------------------------------------
Class C -- Before Taxes/(1)/                                         [  ]%  [  ]%   [  ]%    [  ]%
-----------------------------------------------------------------------------------------------------------
Class C -- After Taxes on Distributions/(1)/                         [  ]%  [  ]%   [  ]%    [  ]%
-----------------------------------------------------------------------------------------------------------
Class C -- After Taxes on Distributions and Sale of Fund Shares/(1)/ [  ]%  [  ]%   [  ]%    [  ]%
-----------------------------------------------------------------------------------------------------------
Russell Mid-Cap Value Index/(2) /                                     2.33% 11.46%  14.41%   13.93%
-----------------------------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Average/(3) /                           -1.78% 10.51%  13.28%   12.75%
-----------------------------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
   Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class C shares only.
   After-tax returns for Classes A and B will vary.
(2)The Russell Mid-Cap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.
(3)The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time.
(4)The Fund began operations on 4/18/88. Index comparisons begin on 4/30/88.


                                                                  Prospectus 69

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class A, B or C shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)
-----------------------------------------------------------------------------------------------------------
           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class A    5.50%                                            1%/(1)/
-----------------------------------------------------------------------------------------------------------
Class B    None                                             5%/(2)/
-----------------------------------------------------------------------------------------------------------
Class C    None                                             1%/(3)/
-----------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and
    C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
-----------------------------------------------------------------------------------
                            Distribution                          Total Annual
                Advisory    and/or Service       Other            Fund Operating
Share Class     Fees        (12b-1) Fees/(2)/    Expenses/(3)/    Expenses
-----------------------------------------------------------------------------------
Class A         0.60%       0.25%                0.40%            1.25%
-----------------------------------------------------------------------------------
Class B         0.60        1.00                 0.40             2.00
-----------------------------------------------------------------------------------
Class C         0.60        1.00                 0.40             2.00
-----------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be
   charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class B and
    Class C shares, Class B or Class C shareholders may,
    depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National
    Association of Securities Dealers, Inc.
(3) Other Expenses reflects a 0.40% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on
    average daily net assets attributable in the aggregate to the
    Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1           Year 3           Year 5          Year 10          Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class A     $670             $925             $1,199          $1,978           $670        $925        $1,199      $1,978
------------------------------------------------------------------------------------------------------------------------------
Class B      703              927              1,278           2,131            203         627         1,078       2,131
------------------------------------------------------------------------------------------------------------------------------
Class C      303              627              1,078           2,327            203         627         1,078       2,327
------------------------------------------------------------------------------------------------------------------------------


70  PIMCO Funds: Multi-Manager Series

               PIMCO Select Growth Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                  Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital;    Larger capitalization common stocks At least $10 billion
                      income is an incidental consideration
                                                            Approximate Number of Holdings      Dividend Frequency
                      Fund Category                         15-25                               At least annually
                      Growth Stocks

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $10 billion at the time of investment. The Fund normally invests in the securities of 15 to 25 issuers.

               The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

           .Market Risk              .Focused Investment Risk  .Currency Risk
           .Issuer Risk              .Growth Securities Risk   .Credit Risk
           .Technology Related Risk  .Foreign Investment Risk  .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


                                                                  Prospectus 71

--------------------------------------------------------------------------------
Performance    The information below shows summary performance information for
Information    the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. For the periods prior to the inception of the Fund's Class A shares (3/31/00), performance information shown in the bar chart shows performance of the Fund's Institutional
               Class shares. Unlike the bar chart, performance for Class A, B, and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For the periods prior to the inception of the Fund's Class A, B and C shares (3/31/00), performance information shown in the Average Annual Total
               Returns table shows performance of the Fund's Institutional
               Class shares, adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Although
               Institutional Class and Class A, B and C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class
               A, B and C performance would be lower than Institutional Class performance because of the lower expenses and no sales charges paid by Institutional Class shares. The performance information on the next page for periods prior to April 1, 2000, reflects the Fund's advisory fee rate in effect prior to that date (0.57% per annum); these results would have been lower had the Fund's current advisory fee rate (0.60% per annum) then been in effect.
               Prior to July 1, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. In addition, the Fund changed its investment objective and policies on April 1, 2000; the performance results shown on the next page would not necessarily have been achieved had the Fund's current objective and policies then been in effect. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Class A                                More Recent Return Information
                                                                      1/1/02-9/30/02                 [  ]%

[CHART]                                                               Highest and Lowest Quarter Returns


 1995    1996    1997    1998    1999     2000      2001
------  ------  ------  ------  ------  --------  --------            (for periods shown in the bar chart)
27.45%  17.49%  24.82%  40.51%  23.78%   (8.55)%  (32.88)%            ------------------------------------
    Calendar Year End (through 12/31)                                 Highest (10/01/99-12/31/98)   24.79%
                                                                      ------------------------------------
                                                                      Lowest (1/1/01-3/31/01)      -24.77%

Average Annual Total Returns (for periods ended 12/31/01)

                                                                   Fund Inception
                                                   1 Year  5 Years (12/28/94)/(4)/
----------------------------------------------------------------------------------
Class A -- Before Taxes/(1) /                        [  ]%   [  ]%      [  ]%
----------------------------------------------------------------------------------
Class A -- After Taxes on Distributions/(1) /        [  ]%   [  ]%      [  ]%
----------------------------------------------------------------------------------
Class A -- After Taxes on Distributions and Sale
 of Fund Shares/(1) /                                [  ]%   [  ]%      [  ]%
----------------------------------------------------------------------------------
Class B                                            -36.71%   4.83%      9.58%
----------------------------------------------------------------------------------
Class C                                            -34.03%   5.16%      9.58%
----------------------------------------------------------------------------------
S&P 500 Index/(2)/                                 -11.87%  10.70%     15.92%
----------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average/(3)/         -22.94%   8.15%     12.76%
----------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as
    401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for
    Classes B and C will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4) The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94.


72  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class A, B or C shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)
                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class A              5.50%                                            1%/(1)/
---------------------------------------------------------------------------------------------------------------------
Class B              None                                             5%/(2)/
---------------------------------------------------------------------------------------------------------------------
Class C              None                                             1%/(3)/
---------------------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent
    Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                            Distribution                          Total Annual
                Advisory    and/or Service       Other            Fund Operating
Share Class     Fees        (12b-1) Fees/(2)/    Expenses/(3)/    Expenses
-----------------------------------------------------------------------------------
Class A         0.60%       0.25%                0.40%            1.25%
-----------------------------------------------------------------------------------
Class B         0.60        1.00                 0.40             2.00
-----------------------------------------------------------------------------------
Class C         0.60        1.00                 0.40             2.00
-----------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be
   charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class B and
    Class C shares, Class B or Class C shareholders may,
    depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National
    Association of Securities Dealers, Inc.
(3) Other Expenses reflects a 0.40% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on
    average daily net assets attributable in the aggregate to the
    Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1           Year 3           Year 5          Year 10          Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class A       $670             $925           $1,199           $1,978            $670        $925      $1,199       $1,978
------------------------------------------------------------------------------------------------------------------------------
Class B        703              927            1,278            2,131             203         627       1,078        2,131
------------------------------------------------------------------------------------------------------------------------------
Class C        303              627            1,078            2,327             203         627       1,078        2,327
------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 73

               PIMCO Small-Cap Value Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective  Fund Focus                         Approximate Capitalization Range
and Strategies        Seeks long-term       Undervalued smaller capitalization Between $100 million and
                      growth of capital and common stocks                      $1.5 billion
                      income

                      Fund Category         Approximate Number of Holdings     Dividend Frequency
                      Value Stocks          100                                At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in companies with market capitalizations of between $100 million and $1.5 billion at the time of investment. The Fund invests a significant portion of its assets in common stocks of companies with below-average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) common stocks.

               The Fund's initial selection universe consists of approximately 4,500 stocks of companies within the Fund's capitalization range. The portfolio managers screen this universe to identify approximately 500 undervalued stocks representing approximately 160 industry groups. This screening process is based on a number of valuation factors, including P/E ratios (calculated both with respect to trailing operating earnings and forward earnings estimates) and price-to-sales, price-to-book value, and price-to-cash flow ratios. These factors are considered both on a relative basis (compared to other stocks in the same industry group) and on an absolute basis (compared to the overall market).

               From this narrowed universe, the portfolio managers select approximately 100 stocks for the Fund, each of which has close to equal weighting in the portfolio. They select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings-per-share estimates and revisions to those estimates), relative dividend yields and trading liquidity. The portfolio is also structured to have a maximum weighting of no more than 10% in any one industry. The portfolio managers may replace a stock if its market capitalization becomes excessive, if its valuation exceeds the average valuation of stocks represented in the S&P 500 Index, or when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

               Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

               The Fund may utilize options and other derivatives instruments (such as stock index futures contracts) primarily for risk management or hedging purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

          . Market Risk            . Smaller Company Risk     . Credit Risk
          . Issuer Risk            . Liquidity Risk           . Management Risk
          . Value Securities Risk  . Focused Investment Risk  .Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual total returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class A, B and C shares (1/20/97), performance information shown in the bar chart and tables for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior
               Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The
               Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


74  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Class A                                              More Recent Return Information
                                                                                    1/1/02-9/30/02                 [  ]%

                                    [CHART]                                         Highest and Lowest Quarter Returns
                                                                                    (for periods shown in the bar chart)
                                                                                    ------------------------------------
 1992    1993    1994     1995    1996    1997    1998     1999     2000    2001    Highest (4/1/99-6/30/99)      16.28%
------  ------  -------  ------  ------  ------  -------  -------  ------  ------   ------------------------------------
18.27%  13.39%  (4.07)%  24.98%  27.22%  34.47%  (9.48)%  (6.82)%  21.18%  18.61%   Lowest (7/1/98-9/30/98)      -18.71%

     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)
                                                                      Fund Inception
                                              1 Year 5 Years 10 Years (10/1/91)/(4)/
------------------------------------------------------------------------------------
Class A -- Before Taxes/(1)/                  [  ]%  [  ]%   [  ]%    [  ]%
------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions/(1)/  [  ]%  [  ]%   [  ]%    [  ]%
------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                     [  ]%  [  ]%   [  ]%    [  ]%
------------------------------------------------------------------------------------
Class B                                       12.77%  9.18%  12.21%   12.54%
------------------------------------------------------------------------------------
Class C                                       16.74%  9.46%  11.97%   12.28%
------------------------------------------------------------------------------------
Russell 2000 Index(2)                          2.49%  7.52%  11.51%   11.82%
------------------------------------------------------------------------------------
Lipper Small-Cap Value Funds Average(3)       16.39% 11.45%  13.39%   13.55%
------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
    Class A shares only. After-tax returns for Classes B and C will vary.
(2) The Russell 2000 Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stock. It is not possible to invest directly in the index.
(3) The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. It does not take into account sales charges.
(4) The Fund began operations on 10/1/91. Index comparisons begin on 10/1/91.


                                                                  Prospectus 75

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class A, B or C shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)
                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class A              5.50%                                            1%/(1)/
---------------------------------------------------------------------------------------------------------------------
Class B              None                                             5%/(2)/
---------------------------------------------------------------------------------------------------------------------
Class C              None                                             1%/(3)/
---------------------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent
    Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from
Fund assets)/(1)/
                     Distribution                    Total Annual
            Advisory and/or Service    Other         Fund Operating
Share Class Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
-------------------------------------------------------------------
Class A     0.60%    0.25%             0.40%         1.25%
-------------------------------------------------------------------
Class B     0.60     1.00              0.40          2.00
-------------------------------------------------------------------
Class C     0.60     1.00              0.40          2.00
-------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be
   charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class B and Class
   C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the
   economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of
   Securities Dealers, Inc.
(3)Other Expenses reflects a 0.40% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on
   average daily net assets attributable in the aggregate to the
   Fund's Class A, B and C shares in excess of $2.5 billion.
Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the
reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1           Year 3           Year 5          Year 10          Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class A     $670             $925             $1,199          $1,978           $670        $925        $1,199      $1,978
------------------------------------------------------------------------------------------------------------------------------
Class B      703              927              1,278           2,131            203         627         1,078       2,131
------------------------------------------------------------------------------------------------------------------------------
Class C      303              627              1,078           2,327            203         627         1,078       2,327
------------------------------------------------------------------------------------------------------------------------------


76  PIMCO Funds: Multi-Manager Series

               PIMCO Target Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective                Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks capital appreciation;         Medium capitalization common stocks Between $1 billion and $10 billion no consideration is given to income

                      Fund Category                       Approximate Number of Holdings      Dividend Frequency
                      Growth Stocks                       40-60                               At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of between $1 billion and $10 billion at the time of investment.

               The portfolio managers select stocks for the Fund using a "growth" style. The portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio managers believe that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

    .Market Risk             .Liquidity Risk           .Focused Investment Risk
    .Issuer Risk             .Foreign Investment Risk  .Credit Risk
    .Growth Securities Risk  .Currency Risk            .Management Risk
    .Smaller Company Risk    .Technology Related Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class B shares (5/22/95), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's Class A shares. The prior Class A performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class B shares.
               Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 77

Calendar Year Total Returns -- Class A                                 More Recent Return Information
                                                                       1/1/02-9/30/02                 [  ]%
                                    [CHART]
                                                                       Highest and Lowest Quarter Returns
                                                                       (for periods shown in the bar chart)
 1993   1994    1995    1996    1997    1998    1999   2000     2001   -----------------------
------  -----  ------  ------  ------  ------  ------  -----  -------- Highest (10/1/99-12/31/99)    53.05%
25.51%  3.86%  31.24%  16.62%  16.37%  24.15%  66.25%  9.68%  (28.63)% -----------------------
                                                                       Lowest (7/1/01-9/30/01)      -27.08%
     Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/01)

                                                            Fund Inception
                                           1 Year   5 Years (12/17/92)/(4)/
---------------------------------------------------------------------------
Class A -- Before Taxes/(1)/                 [  ]%    [  ]%  [  ]%
---------------------------------------------------------------------------
Class A -- After Taxes on
 Distributions/(1)/                          [  ]%    [  ]%  [  ]%
---------------------------------------------------------------------------
Class A -- After Taxes on Distributions
 and Sale of Fund Shares/(1)/                [  ]%    [  ]%  [  ]%
---------------------------------------------------------------------------
Class B                                    -32.70%   12.47% 15.22%
---------------------------------------------------------------------------
Class C                                    -29.86%   12.72% 15.08%
---------------------------------------------------------------------------
Russell Mid-Cap Growth Index/(2)/           -5..62% -11.40%  [  ]%
---------------------------------------------------------------------------
Lipper Multi-Cap Growth Funds Average/(3)/ -26.06%    8.61% 11.46%
---------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
    After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.
(2) The Russell Mid-Cap Growth Index is an unmanaged index that measures the performance of those Russell Mid-Cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is not possible to invest directly in the index. The Russell Mid-Cap Growth
    Index replaced the S&P Mid-Cap 400 Index (an unmanaged index of middle capitalization U.S. stocks) as the Fund's comparative index because PIMCO Funds Advisors believes the Russell Mid-Cap Growth
    Index is more representative of the Fund's investment strategies.
    For the periods ended December 31, 2001, the 1 Year, 5 Years and
    Fund Inception average annual total returns of the S&P Mid-Cap 400
    Index were - 0.62%, 16.11% and 15.36%, respectively.
(3) The Lipper Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without
    concentrating in any one market capitalization range over an extended period of time. Companies with market capitalizations of less than $5 billion at the time of investment. It does not take into account sales charges.
(4) The Fund began operations on 12/17/92. Index comparisons begin on
    12/31/92.


78  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class A, B or C shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class A    5.50%                                            1%/(1)/
-----------------------------------------------------------------------------------------------------------
Class B    None                                             5%/(2)/
-----------------------------------------------------------------------------------------------------------
Class C    None                                             1%/(3)/
-----------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and
    C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                     Distribution                    Total Annual
            Advisory and/or Service    Other         Fund Operating
Share Class Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
-------------------------------------------------------------------
Class A     0.55%    0.25%             0.40%         1.20%
-------------------------------------------------------------------
Class B     0.55     1.00              0.40          1.95
-------------------------------------------------------------------
Class C     0.55     1.00              0.40          1.95
-------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be
   charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class B and Class
   C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the
   economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of
   Securities Dealers, Inc.
(3)Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's
   Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1           Year 3           Year 5          Year 10          Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class A     $666             $910             $1,173          $1,925           $666        $910        $1,173      $1,925
------------------------------------------------------------------------------------------------------------------------------
Class B      698              912              1,252           2,078            198         612         1,052       2,078
------------------------------------------------------------------------------------------------------------------------------
Class C      298              612              1,052           2,275            198         612         1,052       2,275
------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 79

               PIMCO Tax-Efficient Equity Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks maximum after-tax A portion of the common stocks More than $5 billion
                      growth of capital       represented in the S&P 500
                                              Index

                      Fund Category           Approximate Number of Holddngs Dividend Frequency
                      Enhanced Index          More than 200                  At least annually

               The Fund attempts to provide a total return which exceeds the return of the S&P 500 Index by normally investing in a broadly diversified portfolio of at least 200 common stocks. At least 80% of the Fund's assets will be generally invested in equity securities. The Fund also attempts to achieve higher after-tax returns for its shareholders by using a variety of tax-efficient management strategies.

               The Fund seeks to achieve its investment objective by normally investing at least 95% of its assets in stocks represented in the S&P 500 Index. The Fund's portfolio is designed to have certain characteristics that are similar to those of the index, including such measures as dividend yield, P/E ratio, relative volatility, economic sector exposure, return on equity and market price-to-book value ratio. The Fund's return is intended to correlate highly with the return of the S&P 500 Index, but the portfolio managers attempt to produce a higher total return than the index by selecting a portion of the stocks represented in the index using the quantitative techniques described below. The portfolio managers also use these techniques to make sell decisions. Notwithstanding these strategies, there is no assurance that the Fund's investment performance will equal or exceed that of the S&P 500 Index.

               The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

               Quantitative Techniques. The portfolio managers use a proprietary quantitative model that identifies companies and industries that they believe have long-term (5 to 10 years) price appreciation potential. They analyze stock-specific factors, such as growth of substainable earnings, as well as long-term strategic, demographic and technological factors. The Fund overweights securities the portfolio managers believe are attractive and underweights securities believed to be less attractive. Because of the portfolio managers' long-term view, the relative attractiveness of securities may change more slowly than would be the case if the portfolio managers had a shorter-term perspective.

               Tax-Efficient Strategies. The portfolio managers utilize a range of active tax management strategies designed to minimize the Fund's taxable distributions, including low portfolio turnover and favoring investments in low-dividend, growth-oriented companies. The portfolio managers also identify specific shares of stock to be sold that have the lowest tax cost. When prudent, stocks are also sold to realize capital losses in order to offset realized capital gains. In limited circumstances, the Fund may also distribute appreciated securities to shareholders to meet redemption requests so as to avoid realizing capital gains. Despite the use of these tax-efficient strategies, the Fund may realize gains and shareholders will incur tax liability from time to time.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

             .Market Risk            .Growth Securities Risk   .Credit Risk
             .Issuer Risk            .Leveraging Risk          .Management Risk
             .Value Securities Risk  .Focused Investment Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


80  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Class A                    More Recent Return Information
                                                          1/1/02-9/30/02                 [  ]%

[CHART]                                                   Highest and Lowest Quarter Returns

                                                          (for periods shown in the bar chart)
1999    2000      2001                                    ------------------------------------
------  -------  --------                                 Highest (10/1/99-12/31/99)    14.98%
17.38%  (9.63)%  (12.71)%                                 ------------------------------------
                                                          Lowest (7/1/01-9/30/01)      -15.28%
    Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                Fund Inception
                                                        1 Year  (7/10/98)/(4)/
------------------------------------------------------------------------------
Class A -- Before Taxes/(1)/                            [  ]%   [  ]%
------------------------------------------------------------------------------
Class A -- After Taxes on Distributions/(1)/            [  ]%   [  ]%
------------------------------------------------------------------------------
Class A -- After Taxes on Distributions and Sale of
 Fund Shares/(1)/                                       [  ]%   [  ]%
------------------------------------------------------------------------------
Class B                                                 -17.82% -2.35%
------------------------------------------------------------------------------
Class C                                                 -14.36% -1.49%
------------------------------------------------------------------------------
S&P 500 Index/(2)/                                      -11.87%  1.65%
------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Average/(3) /               -13.77%  0.60%
------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.
(2) The S&P 500 index is an unmanaged index of large capitalization U.S.
    stocks. It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400
    Index. It does not take into account sales charges.
(4) The Fund began operations on 7/10/98. Index comparisons begin on 6/30/98.


                                                                  Prospectus 81

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class A, B or C shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class A    5.50%                                            1%/(1)/
-----------------------------------------------------------------------------------------------------------
Class B    None                                             5%/(2)/
-----------------------------------------------------------------------------------------------------------
Class C    None                                             1%/(3)/
-----------------------------------------------------------------------------------------------------------
(1)Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C
   Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3)The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                  Distribution                    Total Annual
                                         Advisory and/or Service    Other         Fund Operating
Share Class                              Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
------------------------------------------------------------------------------------------------
Class A                                  0.45%    0.25%             0.40%         1.10%
------------------------------------------------------------------------------------------------
Class B                                  0.45     1.00              0.40          1.85
------------------------------------------------------------------------------------------------
Class C                                  0.45     1.00              0.40          1.85
------------------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3)Other Expenses reflects a 0.40% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's
   Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or
C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                 Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
     ------------------------------------------------------------------------------------------------------------------------------
     Share Class Year 1           Year 3           Year 5          Year 10          Year 1      Year 3      Year 5      Year 10
     ------------------------------------------------------------------------------------------------------------------------------
     Class A     $656             $880             $1,123          $1,186           $656        $880        $1,123      $1,816
     ------------------------------------------------------------------------------------------------------------------------------
     Class B      688              882              1,201           1,971            188         582         1,001       1,971
     ------------------------------------------------------------------------------------------------------------------------------
     Class C      288              582              1,001           2,169            188         582         1,001       2,169
     ------------------------------------------------------------------------------------------------------------------------------


82  PIMCO Funds: Multi-Manager Series

               PIMCO Value Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective  Fund Focus                        Approximate Capitalization Range
and Strategies        Seeks long-term       Undervalued larger capitalization More than $5 billion
                      growth of capital and stocks with improving
                      income                fundamentals                      Dividend Frequency
                                                                              At least annually
                      Fund Category         Approximate Number of Holdings
                      Value Stocks          35-50

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

               The portfolio manager selects stocks for the Fund using a "value" style. The portfolio manager invests primarily in stocks of companies having below-average valuations whose business fundamentals are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

       .  Market Risk            .  Foreign Investment Risk  .  Credit Risk
       .  Issuer Risk            .  Currency Risk            .  Management Risk
       .  Value Securities Risk  .  Focused Investment Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class A, B and C shares (1/13/97), performance information shown in the bar chart and tables for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior
               Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Prior to May 8, 2000, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 83

Calendar Year Total Returns -- Class A                                             More Recent Return Information
                                                                                   1/1/02-9/30/02                 [  ]%

[CHART]                                                                            Highest and Lowest Quarter Returns


 1992    1993    1994     1995    1996    1997    1998    1999    2000    2001
------  ------  -------  ------  ------  ------  ------  ------  ------  ------    (for periods shown in the bar chart)
12.70%  15.94%  (4.46)%  38.37%  19.87%  25.71%   9.76%   3.81%  30.53%  15.21%    ------------------------------------
                       Calendar Year End (through 12/31)                           Highest (4/1/99-6/30/99)      17.73%
                                                                                   ------------------------------------
                                                                                   Lowest (7/1/98-9/30/98)      -13.27%


Average Annual Total Returns (for periods ended 12/31/01)

                                                                       Fund Inception
                                              1 Year  5 Years 10 Years (12/30/91)/(4)/
--------------------------------------------------------------------------------------
Class A -- Before Taxes/(1) /                   [  ]%  [  ]%   [  ]%    [  ]%
--------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions/(1) /   [  ]%  [  ]%   [  ]%    [  ]%
--------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions and
 Sale of Fund Shares/(1) /                      [  ]%  [  ]%   [  ]%    [  ]%
--------------------------------------------------------------------------------------
Class B                                         9.38% 15.51%  15.53%   15.60%
--------------------------------------------------------------------------------------
Class C                                        13.37% 15.74%  15.28%   15.35%
--------------------------------------------------------------------------------------
Russell 1000 Value Index /(2)/                 -5.59% 11.13%  14.13%   14.13%
--------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Average /(3)/     -1.78% 10.51%  13.28%   13.28%
--------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.
(2) The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index.
(3) The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges, without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
(4) The Fund began operations on 12/30/91. Index comparisons begin on 12/31/91.


84  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class A, B or C shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class A    5.50%                                            1%/(1)/
-----------------------------------------------------------------------------------------------------------
Class B    None                                             5%/(2)/
-----------------------------------------------------------------------------------------------------------
Class C    None                                             1%/(3)/
-----------------------------------------------------------------------------------------------------------
(1)Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C
   Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3)The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that
are deducted from Fund assets)/(1) /
                     Distribution                    Total Annual
            Advisory and/or Service    Other         Fund Operating
Share Class Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
-------------------------------------------------------------------
Class A     0.45%    0.25%             0.40%         1.10%
-------------------------------------------------------------------
Class B     0.45     1.00              0.40          1.85
-------------------------------------------------------------------
Class C     0.45     1.00              0.40          1.85
-------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be
   charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class B and Class
   C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the
   economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of
   Securities Dealers, Inc.
(3)Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05 % on average daily net assets attributable in the aggregate to the Fund's
   Class A, B and C shares in excess of $2.5 billion.
Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the
reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                 Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
     ------------------------------------------------------------------------------------------------------------------------------
     Share Class Year 1           Year 3           Year 5          Year 10          Year 1      Year 3      Year 5      Year 10
     ------------------------------------------------------------------------------------------------------------------------------
     Class A     $656             $880             $1,123          $1,816           $656        $880        $1,123      $1,816
     ------------------------------------------------------------------------------------------------------------------------------
     Class B      688              882              1,201           1,971            188         582         1,001       1,971
     ------------------------------------------------------------------------------------------------------------------------------
     Class C      288              582              1,001           2,169             188        582         1,001       2,169
     ------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 85

               Summary of Principal Risks


               The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on investments in each of the Funds.

Market Risk    The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets.
               The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issue Risk     The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Value          Each Fund may invest in companies that may not be expected to
Securities     experience significant earnings growth, but whose securities its
Risk           portfolio manager believes are selling at a price lower than their true value. The Capital Appreciation, Equity Income,
               Growth & Income, Mid-Cap, Renaissance, Small-Cap Value,
               Tax-Efficient Equity and Value Funds may place particular emphasis on value securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth         Each Fund may invest in equity securities of companies that its
Securities     portfolio manager or portfolio management team believes will
Risk           experience relatively rapid earnings growth. The Capital
               Appreciation, Global Innovation, Growth, Growth & Income,
               Innovation, Mid-Cap, Opportunity, RCM Biotechnology, RCM
               Emerging Markets, RCM Europe, RCM Global Healthcare, RCM Global
               Small-Cap, RCM Global Technology, RCM International Growth
               Equity, RCM Large-Cap Growth, RCM Mid-Cap, RCM Tax-Managed
               Growth, Select Growth, Target and Tax-Efficient Equity Funds may place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller        The general risks associated with equity securities and
Company Risk   liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The Global Innovation, Innovation, Opportunity, RCM Biotechnology, RCM Emerging
               Markets, RCM Europe, RCM Global Equity, RCM Global Healthcare,
               RCM Global Small-Cap, RCM Global Technology, RCM International
               Growth Equity, RCM Tax-Managed Growth and Small-Cap Value Funds generally have substantial exposure to this risk. The Growth &
               Income, Mid-Cap, RCM Mid-Cap and Target Funds have significant exposure to this risk because they invest primarily in companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies.

IPO Risk The Funds, particularly the Global Innovation, Innovation, RCM Biotechnology and RCM Global Technology Funds, may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small


86  PIMCO Funds: Multi-Manager Series
               number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Liquidity      All of the Funds are subject to liquidity risk. Liquidity risk
Risk           exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives    All Funds except the Capital Appreciation, Mid-Cap and RCM
Risk           Mid-Cap Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment
               Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Sector         In addition to other risks, Funds that invest a substantial
Specific       portion of their assets in related industries (or "sectors") may
Risks          have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

               Financial Sector Related Risk. Because the RCM Europe, RCM Global Equity and RCM International Growth Equity Funds may from time to time invest a significant percentage of their assets in financial sector securities, factors that affect the financial sector may have a greater effect on those Funds than they would on a Fund that is more diversified among a number of unrelated industries. Examples of these factors could include extensive government regulation, availability and cost of capital funds, changes in interest rates and price competition.

               Healthcare Related Risk. The RCM Global Healthcare Fund concentrates its investments in the healthcare industry. Therefore, it is subject to risks particular to that industry, including rapid obsolescence of products and services, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, and risks associated with the governmental approval process. Other funds, such as the RCM Large-Cap Growth, RCM Mid-Cap and RCM Tax-Managed Growth Funds may make significant investments in the healthcare industry and may also be subject to these risks.

               Technology Related Risk. Because the Global Innovation and Innovation Funds concentrate their investments in companies which utilize innovative technologies, and the RCM Global Technology concentrates its investments in the technology industry, they are subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories. Other Funds, such as the RCM Global Small-Cap, RCM Large-Cap Growth , RCM Mid-Cap and RCM Tax-Managed Growth Funds, may also be subject to these risks to the extent they invest their assets in technology or technology-related companies.

               Biotechnology Related Risk. Because the RCM Biotechnology Fund concentrates its investments in the biotechnology industry, it is subject to risks particular to that industry, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories. Other Funds may also be subject to these risks to the extent they invest their assets in biotechnology companies.

Foreign        A Fund that invests in foreign securities, and particularly the
(non-U.S.)     Global Innovation, RCM Emerging Markets, RCM Europe, RCM Global
Investment     Equity, RCM Global Healthcare, RCM Global Small-Cap, RCM Global
Risk           Technology and RCM International Growth Equity Funds, may
               experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The RCM
               Biotechnology,


                                                                  Prospectus 87

               RCM Large-Cap Growth, RCM Mid-Cap and RCM Tax-Managed Growth Funds may also invest their assets in foreign securities, although such investments are not currently a principal investment technique for these Funds. However, if foreign securities present attractive investment opportunities, any one of these Funds may increase their percentage of assets in foreign securities, subject to applicable limits. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund, such as the Global Innovation, RCM Emerging Markets, RCM Europe, RCM Global Equity, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology or RCM International Growth Equity Fund, invests a significant portion of its assets in a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with foreign investments. Adverse developments in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

               EMU Countries Risk. Certain Funds, particularly the RCM Europe Fund, will invest in companies located in both EMU and non-EMU European countries. Investments in EMU countries, all of which use the euro as their currency, involve certain risks. The EMU's objective is to create a single, unified market through which people, goods and money can work freely. Participation in the EMU is based on countries meeting certain financial criteria contained in the treaty creating the EMU. The transition to the EMU may be troubled as twelve separate nations adjust to the reduction in flexibility, independence and sovereignty that the EMU requires. High unemployment and a sense of "deculteralization" within the general public and the participating countries could lead to political unrest and continuing labor disturbances.

Emerging       Foreign investment risk may be particularly high to the extent
Markets Risk   that a Fund invests in emerging market securities of issuers based in countries with developing economies. The RCM Emerging
               Markets Fund normally invests most of its assets in emerging market securities and is particularly sensitive to these risks.
               These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. The Global Innovation, RCM Biotechnology, RCM
               Global Equity and RCM Global Healthcare, RCM Global Small-Cap,
               RCM Global Technology, RCM International Growth Equity, RCM
               Large-Cap Growth Funds may invest a significant portion of their assets in emerging market securities. In addition, the risks associated with investing in a narrowly defined geographic area
               (discussed above under "Foreign (non-U.S.) Investment Risk") are generally more pronounced with respect to investments in emerging market countries.

Currency Risk  Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Global Innovation, RCM Biotechnology, RCM Emerging Markets, RCM Europe, RCM Global Equity, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds are particularly sensitive to Currency Risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused        Focusing Fund investments in a small number of issuers,
Investment     industries or foreign currencies or regions increases risk.
Risk           Funds, such as the RCM Biotechnology, RCM Europe, RCM Global
               Healthcare, RCM Global Technology, RCM International Growth
               Equity and Select Growth Funds, that are "non-diversified" because they invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. The Global Innovation, RCM Emerging
               Markets, RCM Europe, RCM Global Equity and RCM Global Small-Cap
               Funds may be subject to increased risk to the extent that they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S., because companies in these areas may share common characteristics and are often subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments. Similarly, the Global Innovation and Innovation
               Funds are vulnerable to events affecting companies which use innovative technologies to gain a strategic, competitive advantage in their industry and companies that provide and service those technologies because these Funds normally
               "concentrate" their investments in those companies. Similarly, the RCM Biotechnology, RCM Global Technology and RCM Global
               Healthcare Funds are vulnerable to events affecting, respectively, biotechnology companies, technology companies and companies in the healthcare industry because these Funds normally "concentrate" their investments in such companies.
               Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in


88  PIMCO Funds: Multi-Manager Series
               related industries such as "technology" or "financial and
               business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.
Leveraging     Leverage, including borrowing, will cause the value of a Fund's
Risk           shares to be more volatile than if the Fund did not use
               leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The Funds, and in particular the Global
               Innovation and Tax-Efficient Equity Funds, may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Interest       To the extent that Funds purchase fixed income securities for
Rate Risk      investment or defensive purposes, they will be subject to
               interest rate risk, a market risk relating to investments in fixed income securities such as bonds and notes. The Growth &
               Income Fund is particularly sensitive to this risk because it may invest in interest rate sensitive securities such as corporate bonds.

               As interest rates rise, the value of fixed income securities in a Fund's portfolio is likely to decrease. Securities with longer "durations" (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. Generally, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Turnover Risk  A change in the securities held by a Fund is known as "portfolio turnover." Certain of the Funds, specifically the RCM Biotechnology, RCM Emerging Markets, RCM Europe, RCM Global Equity, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology, RCM International Growth Equity and RCM Mid-Cap Funds are particularly susceptible to this risk. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Credit Risk    All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

High Yield     Funds that invest in high yield securities and unrated
Risk           securities of similar quality (commonly known as "junk bonds")
               may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities.
               The Growth & Income Fund, RCM Global Equity and RCM Emerging
               Markets Funds are particularly susceptible to this risk. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell them (liquidity risk).

Management     Each Fund is subject to management risk because it is an
Risk           actively managed investment portfolio. PIMCO Fund's Advisors, the Sub-Advisers and each individual portfolio manager and/or portfolio management team will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Allocation     The Asset Allocation Fund's investment performance depends upon
Risk           how its assets are allocated and reallocated among particular
               Underlying Funds according to the Fund's equity/fixed income allocation targets and ranges. A principal risk of investing in the Asset Allocation Fund is that PIMCO Funds Advisors' Asset
               Allocation Committee will make less than optimal or poor asset allocation decisions and/or that PIMCO Funds Advisors will make less than optimal decisions in selecting the Underlying Funds in which the Fund invests. The Committee attempts to identify asset classes and sub-classes represented by the Underlying Funds that will provide consistent, quality performance for the Fund, but there is no guarantee that the Committee's allocation techniques will produce the desired results. It is possible that the Committee and/or PIMCO Funds Advisors will focus on Underlying
               Funds that perform poorly or underperform other available Funds under various market conditions. You could lose money on your investment in the Asset Allocation Fund as a result of these allocation decisions.


                                                                  Prospectus 89

PIMCO Asset    Because the Asset Allocation Fund invests all of its assets in
Allocation     Underlying Funds, the risks associated with investing in the
Fund --        Asset Allocation Fund are closely related to the risks
 Underlying    associated with the securities and other investments held by the
Fund Risks     Underlying Funds. The ability of the Fund to achieve its
               investment objective will depend upon the ability of the Underlying Funds to achieve their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

               The Asset Allocation Fund's net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Fund will depend upon the extent to which the Fund's assets are allocated from time to time for investment in the Underlying Fund, which will vary. The Fund's investment in a particular Underlying Fund may and in some cases is expected to exceed 25% of its assets. To the extent that the Fund invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and to the risks of any investments in which that Underlying Fund invests. See "Focused Investment Risk," above.

               Because many of the Funds offered in this Prospectus are Underlying Stock Funds, the principal risks listed above are associated with investments in the Underlying Stock Funds. The following summarizes principal risks associated with investments in the Underlying Bond Funds. As noted above, the Underlying Bond Funds are subject to some of the same risks as the Underlying Stock Funds. Because all of the risks listed in "Summary of Principal Risks" are associated with investments in the Underlying Funds, they are also, indirectly, associated with an investment in the Asset Allocation Fund. Each Underlying Fund may be subject to additional principal risks other than those described below because the types of investments made by an Underlying Fund can change over time. The summary is not intended to be exhaustive. For a more complete description of these risks and the securities and investment techniques used by the Underlying Funds, please refer to the Statement of Additional Information, this Prospectus and the Underlying Bond Fund prospectus. The Statement of Additional Information and the Underlying Bond Fund prospectus are incorporated herein by reference and are available free of charge by telephoning the Distributor at 1-800-426-0107.

Market Risk    The Underlying Bond Funds are subject to market risk, which is described above under "Market Risk."

Issuer Risk    The Underlying Bond Funds are subject to issuer risk, which is described above under "Issuer Risk."

Smaller        Smaller company risk, described above under "Smaller Company
Company Risk   Risk," also applies to the fixed income securities issued by smaller companies and may affect some of the investments of the Underlying Bond Funds.

Liquidity      Many of the Underlying Bond Funds are subject to liquidity risk,
Risk           which is described above under "Liquidity Risk."

Derivatives    Many of the Underlying Bond Funds may, but are not required to,
Risk           use a number of derivative instruments for risk management purposes or as part of their investment strategies. Derivatives risk is described above under "Derivatives Risk" and under "Characteristics and Risks of Securities and Investment
               Techniques--Derivatives." In addition, because PIMCO StocksPLUS
               Fund invests in equity-based (S&P 500) derivatives, it too is subject to derivatives risk. See "A Note on PIMCO StocksPLUS
               Fund" below.

Foreign        Many Underlying Bond Funds (in particular, PIMCO Global Bond,
(non-U.S.)     Foreign Bond and Emerging Markets Bond Funds) are subject to
Investment     foreign (non-U.S.) investment risk, which is described above
Risk           under "Foreign (non-U.S.) Investment Risk."

               In addition, some of the Underlying Bond Funds may invest in sovereign debt issued by governments, their agencies or instrumentatilities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

Emerging       Some of the Underlying Bond Funds (in particular, PIMCO Emerging
Markets Risk   Markets Bond Fund) are subject to emerging markets risk,
               described above under "Emerging Markets Risk."

Currency Risk  Many Underlying Bond Funds (in particular, PIMCO Global Bond,
               Foreign Bond and Emerging Markets Bond Funds) are subject to currency risk, which is described above under "Currency Risk."

Focused        PIMCO Real Return, Global Bond, Foreign Bond and Emerging
Investment     Markets Bond Funds are "non-diversified," which means they
Risk           invest in a smaller number of issuers than diversified mutual funds. These Funds, and other Underlying Bond Funds that also normally invest in a relatively small number of issuers, are subject to focused investment risk, which is described above under "Focused Investment Risk."

               In addition, PIMCO Global Bond, Foreign Bond and Emerging Markets Bond Funds may be subject to increased risk to the extent they focus their assets in securities denominated in a particular foreign currency or in a narrowly defined


90  PIMCO Funds: Multi-Manager Series
               geographic area outside the U.S., because companies in those areas may share common characteristics and are often subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments.

Leveraging     Some of the Underlying Bond Funds are subject to leveraging
Risk           risk, which is described above under "Leveraging Risk."

Interest       The Underlying Bond Funds are particularly subject to interest
Rate Risk      rate risk. Changes in the market values of fixed income
               securities are largely a function of changes in the current level of interest rates. The value of an Underlying Fund's investments in fixed income securities will typically change as the level of interest rates fluctuate. During periods of declining interest rates, the value of fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

               "Duration," described above under "Interest Rate Risk," is one measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, Underlying Bond Funds with longer average portfolio durations (e.g., PIMCO Long-Term U.S. Government Fund) will generally be more sensitive to changes in interest rates than Funds with shorter average portfolio durations (e.g., PIMCO Money Market, Short-Term and Low Duration Funds). Also, some portfolios (e.g., those with mortgage-backed and other prepayable securities) have changing durations and may have increasing durations precisely when that is least advantageous (i.e., when interest rates are rising).

               Most of the Underlying Bond Funds may invest in securities that are particularly sensitive to fluctuations in prevailing interest rates and have relatively high levels of interest rate risk. These include various mortgage-related securities (for instance, the interest-only or "IO" class of a stripped mortgage-backed security) and "zero coupon" securities (fixed income securities, including certain U.S. Government securities, that do not make periodic interest payments and are purchased at a discount from their value at maturity).

Credit Risk    All of the Underlying Bond Funds are subject to credit risk, which is described above under "Credit Risk." The Underlying
               Bond Funds are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Underlying
               Bond Fund's share price and income level. Nearly all fixed income securities are subject to some credit risk, whether the issuers of the securities are corporations, states and local governments or foreign governments. Even certain U.S. Government securities are subject to credit risk.

High Yield     Underlying Bond Funds which invest in high yield securities (in
Risk           particular, PIMCO High Yield and Emerging Markets Bond Funds)
               may be subject to greater levels of interest rate, credit and liquidity risk than Funds that invest exclusively in higher quality fixed income securities (e.g., PIMCO Money Market and Long-Term U.S. Government Funds). These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments (credit risk). High yield risk is described above under "High Yield Risk."

Mortgage Risk  Most of the Underlying Bond Funds may invest in mortgage-related securities. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is sometimes referred to as extension risk. In addition, mortgage-related securities may involve special risks relating to unanticipated rates of prepayment on the mortgages underlying the securities. This is sometimes referred to as prepayment risk. Declining interest rates may tend to increase prepayments, and these prepayments would have to be reinvested at the then-prevailing lower interest rates. Therefore, an Underlying Fund that holds mortgage-related securities may have less potential for capital appreciation during periods of declining interest rates than Funds that invest in other types of fixed income securities of similar maturities.

Management     Each Underlying Bond Fund is subject to management risk because
Risk           it is an actively managed investment portfolio. Pacific
               Investment Management Company LLC ("Pacific Investment
               Management Company") and the individual portfolio managers of the Underlying Bond Funds will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that they will produce the desired results.

A Note on      The Asset Allocation Fund may invest in PIMCO StocksPLUS Fund.
PIMCO          While the investment objective of that Fund is to achieve a
StocksPLUS     total return which exceeds the total return performance of the
Fund           S&P 500 Index, it does so by investing substantially all of its assets in a combination of equity-based (S&P 500 Index) derivative instruments, backed by a portfolio of fixed income securities. Consequently, the risks of investing in the Fund include derivatives risk and the risks generally associated with the Underlying Bond Funds. To the extent that the Fund invests in S&P 500 Index derivatives backed by a portfolio of fixed income securities, under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and fixed income securities are declining, the Fund may experience greater losses than would be the case if it were to invest directly in a portfolio of S&P 500 Index stocks.


                                                                  Prospectus 91

               Management of the Funds

Investment     PIMCO Funds Advisors LLC ("PIMCO Funds Advisors") serves as the
Adviser and    investment adviser and the administrator (serving in its
Administrator  capacity as administrator, the "Administrator") for the Funds.
               Subject to the supervision of the Board of Trustees, PIMCO Funds
               Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

               PIMCO Funds Advisors is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, PIMCO Funds Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. PIMCO Funds Advisors is a wholly owned indirect subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"). ADAM of America was organized as a limited
               partnership under Delaware law in 1987. As of [      ], 2002,
               PIMCO Funds Advisors and its advisory affiliates had approximately $[ ] billion in assets under management.

               PIMCO Funds Advisors has retained investment management firms ("Sub-Advisers") to manage each Fund's investments, except that PIMCO Funds Advisors has not retained a Sub-Adviser to manage the assets of the Asset Allocation Fund. See "Sub-Advisers" below.

               PIMCO Funds Advisors has retained its affiliate, Pacific Investment Management Company LLC ("Pacific Investment Management Company"), to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Funds Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory Fees  Each Fund (except for the Asset Allocation Fund) pays PIMCO
               Funds Advisors fees in return for providing or arranging for the provision of investment advisory services. In the case of Funds for which PIMCO Funds Advisors has retained a separate Sub-Adviser, PIMCO Funds Advisors (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

               The Funds pay monthly advisory fees to PIMCO Funds Advisors at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund                                                                                                                  Advisory Fees
-----------------------------------------------------------------------------------------------------------------------------------
Basic Value, Capital Appreciation, Equity Income, Mid-Cap, RCM Large-Cap Growth, Tax-Efficient Equity and Value Funds     0.45%
RCM Mid-Cap Fund                                                                                                          0.47%
Growth and RCM International Growth Equity Funds                                                                          0.50%
Target Fund                                                                                                               0.55%
Renaissance, Growth & Income, RCM Tax-Managed Growth, Select Growth and Small-Cap Value Funds                             0.60%*
Innovation and Opportunity Funds                                                                                          0.65%
RCM Europe and RCM Global Healthcare Funds                                                                                0.80%
RCM Global Equity Fund                                                                                                    0.85%
RCM Biotechnology Fund                                                                                                    0.90%
RCM Global Technology Fund                                                                                                0.95%
Global Innovation, RCM Emerging Markets and RCM Global Small-Cap Funds                                                    1.00%
*On August 1, 2000, the advisory fee rate for the Growth & Income Fund decreased from 0.63% to 0.60% per annum.

               The Asset Allocation Fund does not pay any fees to PIMCO Funds Advisors under the Trust's investment advisory agreement in return for the advisory and asset allocation services provided by PIMCO Funds Advisors. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to PIMCO Funds Advisors and Pacific Investment Management Company by the Underlying Funds in which it invests. See "Underlying Fund Expenses" below.


92  PIMCO Funds: Multi-Manager Series

               Each Fund pays for the administrative services it requires under Administrative a fee structure which is essentially fixed. Class A, Class B and
Fees Class C shareholders of each Fund pay an administrative fee to PIMCO Funds Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Funds Advisors, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class A, Class B and Class C shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

               Class A, B and C shareholders of the Funds pay PIMCO Funds Advisors monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class A, Class B and Class C shares):

Fund                                                         Administrative Fees*
---------------------------------------------------------------------------------
RCM International Growth Equity, RCM Emerging Markets and
 RCM Europe Funds                                                    0.70%
Global Innovation, RCM Global Equity and RCM Global
 Small-Cap Funds                                                     0.60%
RCM Global Technology and RCM Global Healthcare Funds                0.55%
Basic Value, Equity Income, Growth & Income, RCM Large-Cap
 Growth, RCM Mid-Cap and RCM Tax-Managed Growth Funds                0.50%
RCM Biotechnology Fund                                               0.45%
All Other Funds                                                      0.40%
* The Administrative Fee rate for each Fund is subject to a reduction of 0.05%
  per year on average daily net assets attributable in the aggregate to the
  Fund's Class A, B and C shares in excess of $2.5 billion.

Sub-Advisers   Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets, subject to the general supervision of PIMCO Funds
               Advisors and the Board of Trustees. The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.

Sub-Adviser*                                   Funds
---------------------------------------------------------------------------------------------------------------------
PIMCO Equity Advisors LLC                      Global Innovation, Growth, Growth & Income,
("PIMCO Equity Advisors")                      Innovation, Opportunity, Renaissance, Select Growth,
1345 Avenue of the Americas, 50th Floor        Target and Value
New York, NY 10105
---------------------------------------------------------------------------------------------------------------------
Cadence Capital Management ("Cadence")         Capital Appreciation and Mid-Cap
265 Franklin Street
11th Floor
Boston, MA 02110
---------------------------------------------------------------------------------------------------------------------
Dresdner RCM Global Investors LLC              RCM Biotechnology, RCM Emerging Markets, RCM Europe, RCM Global
("Dresdner RCM")                               Equity, RCM Global Healthcare, RCM Global Small-Cap, RCM Global
4 Embarcadero Center                           Technology, RCM International Growth Equity, RCM Large-Cap Growth,
San Francisco, CA 94111                        RCM Mid-Cap and RCM Tax-Managed Growth (the "RCM Funds")
---------------------------------------------------------------------------------------------------------------------
NFJ Investment Group ("NFJ")                   Basic Value, Equity Income and Small-Cap Value
2121 San Jacinto, Suite 1840
Dallas, TX 75201
---------------------------------------------------------------------------------------------------------------------
Parametric Portfolio Associates ("Parametric") Tax-Efficient Equity
1151 Fairview Avenue N.
Seattle, WA 98109
* PIMCO Equity Advisors is a wholly-owned indirect subsidiary of ADAM of America. Cadence and NFJ are affiliated sub-partnerships of ADAM of America. Dresdner RCM is an indirect wholly-owned subsidiary of Allianz AG and an affiliate of ADAM of America. Parametric is not affiliated with ADAM of America or PIMCO Funds Advisors.

               The following provides additional information about each Sub-Adviser and the individual portfolio managers who have or share primary responsibility for managing the Funds' investments.

PIMCO Equity   PIMCO Equity Advisors provides equity-related advisory services
Advisors       to mutual funds and institutional accounts. Accounts managed by
               PIMCO Equity Advisors had combined assets as of [      ], 2002,
               of approximately $[  ] billion.


                                                                  Prospectus 93

               The following individuals at PIMCO Equity Advisors have primary responsibility for the noted Funds. A different sub-advisory firm served as Sub-Adviser for the Growth, Innovation, Opportunity and Target Funds prior to March 6, 1999, for the Renaissance Fund prior to May 7, 1999, for the Select Growth and Growth & Income Funds prior to July 1, 1999, and for the Value Fund prior to May 8, 2000.


Fund              Portfolio Managers  Since             Recent Professional Experience
--------------------------------------------------------------------------------------------------------------------------
Global Innovation Dennis P. McKechnie 1999 (inception)+ Portfolio Manager of PIMCO Equity Advisors. Prior to joining ADAM of America, he was with Columbus Circle Investors from 1991 to
                                                        1999, where he managed equity accounts and served in various capacities including as Portfolio Manager for the Innovation
                                                        Fund. Mr. McKechnie received his M.B.A. from Columbia Business
                                                        School and a degree in electrical engineering from Purdue
                                                        University.

                  Jiyoung Kim         2000              Senior Research Analyst for PIMCO Innovation Fund, where she covers biotechnology, telecommunications equipment,
                                                        semiconductors and networking. Prior to joining PIMCO Equity
                                                        Advisors in 1999, she was a Senior Research Analyst at Fred Alger
                                                        Management from 1994 to 1999. Prior to that, she was a Senior
                                                        Research Technician at Repligen, a biopharmaceutical company.

Growth            Kenneth W. Corba    1999              Managing Director and Chief Investment Officer of PIMCO Equity
                                                        Advisors and a Member of the Management Board of ADAM of America.
                                                        Prior to joining ADAM of America, he was with Eagle Asset
                                                        Management from 1995 to 1998, serving in various capacities including as Chief Investment Officer and Portfolio Manager. He
                                                        was with Stein Roe and Farnham Inc. from 1984 to 1995, serving in various capacities including as Director of the Capital
                                                        Management Group, Senior Vice President and Portfolio Manager.

Growth & Income   Mr. Corba           1999              See above.

                  Peter C. Thoms      2000              Co-Portfolio Manager and research analyst for PIMCO Equity
                                                        Advisors. Investment Analyst at Federated Investors from July
                                                        1998 to May 1999. Previously, he received his M.B.A. at the
                                                        University of Virginia's Darden School of Business.

Innovation        Mr. McKechnie       1998              See above.

Opportunity       Michael F. Gaffney  1999              Managing Director of PIMCO Equity Advisors, where he manages the
                                                        Opportunity Fund and other small-cap products. Prior to joining
                                                        ADAM of America, he was with Alliance Capital Management L.P.
                                                        from 1987 to 1999, serving in various capacities including as
                                                        Senior Vice President and Portfolio Manager.

Renaissance       John K. Schneider   1999              Managing Director of PIMCO Equity Advisors. Prior to joining ADAM of America, he was a partner and Portfolio Manager of Schneider
                                                        Capital Management from 1996 to 1999, where he managed equity accounts for various institutional clients. Prior to that he was a member of the Equity Policy Committee and Director of Research
                                                        at Newbold's Asset Management from 1991 to 1996.

Select Growth     Mr. Corba           1999              See above.

Target            Jeff Parker         1999              Portfolio Manager and Research Analyst for PIMCO Equity Advisors.
                                                        Prior to joining PIMCO Equity Advisors, he managed equity
                                                        accounts as an Assistant Portfolio Manager at Eagle Asset
                                                        Management from 1996 to 1998. He was a Senior Consultant with
                                                        Andersen Consulting, specializing in healthcare and technology, from 1991 to 1994.

Value             Mr. Schneider       2000              See above.

               --------
              + Prior to PIMCO Funds Advisors and PIMCO Equity Advisors
                assuming their positions as Adviser and Sub-Adviser, respectively, of the Global Innovation Fund, Mr. McKechnie managed the Fund's portfolio in his capacity as an officer of the Trust.

               During December, 2001, the sub-advisory functions performed by the PIMCO Equity Advisors division of ADAM of America and its personnel were transferred to PIMCO Equity Advisors LLC, a newly formed, indirect wholly owned subsidiary of ADAM of America. PIMCO Equity Advisors LLC serves as the Sub-Adviser to the Funds previously sub-advised by PIMCO Equity Advisors. The Funds' portfolio managers did not change as a result of these changes, which were approved by the Trust's Board of Trustees.


94  PIMCO Funds: Multi-Manager Series

Cadence An affiliate of PIMCO Funds Advisors, Cadence provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts
               managed by Cadence had combined assets as of [          ], 2002,
               of approximately $[   ] billion.

               The following individuals at Cadence share primary responsibility for each of the noted Funds.


Fund                 Portfolio Managers                Since             Recent Professional Experience
---------------------------------------------------------------------------------------------------------------------------
Capital Appreciation David B. Breed                    1991 (Inception)  Managing Director, Chief Executive Officer, Chief
                                                                         Investment Officer and founding partner of
                                                                         Cadence. Member of the Management Board of PIMCO
                                                                         Funds Advisors. He is a research generalist and
                                                                         has led the team of portfolio managers and
                                                                         analysts since 1988. Mr. Breed has managed
                                                                         separate equity accounts for many institutional
                                                                         clients and has led the team that manages the
                                                                         PIMCO Funds sub-advised by Cadence since those
                                                                         Funds' inception dates.

                     William B. Bannick                1992              Managing Director and Executive Vice President at
                                                                         Cadence. Mr. Bannick is a research generalist and
                                                                         Senior Portfolio Manager for the Cadence team. He
                                                                         has managed separately managed equity accounts
                                                                         for various Cadence institutional clients and has
                                                                         been a member of the team that manages the PIMCO
                                                                         Funds sub-advised by Cadence since joining
                                                                         Cadence in 1992.

                     Katherine A. Burdon               1993              Managing Director and Senior Portfolio Manager at
                                                                         Cadence. Ms. Burdon is a research generalist and
                                                                         has managed separately managed equity accounts
                                                                         for various Cadence institutional clients and has
                                                                         been a member of the team that manages the PIMCO
                                                                         Funds sub-advised by Cadence since joining
                                                                         Cadence in 1993.

                     Wayne A. Wicker                   2000              Managing Director and Senior Portfolio Manager at
                                                                         Cadence. He is a research generalist with 21
                                                                         years of investment experience and has managed
                                                                         separately managed equity accounts for various
                                                                         Cadence institutional clients and has been a
                                                                         member of the team that manages the PIMCO Funds
                                                                         sub-advised by Cadence since joining Cadence in
                                                                         1998.

Mid-Cap              Messrs. Breed, Bannick and Wicker Same as Capital   See above.
                     and Ms. Burdon                    Appreciation Fund


Dresdner RCM   Dresdner RCM is located at Four Embarcadero Center, San
               Francisco, CA 94111. Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global
               Investors US Holdings LLC, Dresdner RCM, an affiliate of PIMCO
               Funds Advisors, provides advisory services to mutual funds and institutional accounts. Dresdner RCM was originally formed as
               Rosenberg Capital Management in 1970, and it and its successors
               have been consistently in business since then. As of [        ],
               2002, Dresdner RCM had approximately $[ ] billion in assets under management.

               Each of the Funds (with the exception of the RCM Global Technology Fund) is managed on a team basis, and no individual is separately responsible for the day-to-day management of the Funds.

               The Large-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Large-Cap Growth Fund. The Large-Cap Equity Portfolio Management Team is comprised of a team of investment professionals including, but not limited to, Seth Reicher and Mary Bersot.

               The Private Client Group Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Tax-Managed Growth Fund. The Private Client Group is comprised of a team of investment professionals including, but not limited to, Joanne Howard and Brad Branson.

               The Mid-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Mid-Cap Fund. The Mid-Cap Equity Portfolio Management Team is comprised of a team of investment professionals including, but not limited to, Gary Sokol and Brian Dombkowski.

               The Small-Cap Equity Portfolio Management Team and the Global Equity Portfolio Management Team are primarily responsible for the day-to-day management of the RCM Global Small Cap Fund. The Teams are comprised of a team of investment professionals including, but not limited to, Tom Ross, Jonathan Bolton and Scott Brown.

               The Healthcare Global Sector Research Team is primarily responsible for the day-to-day management of the RCM Global Healthcare Fund and the RCM Biotechnology Fund. The Healthcare Global Sector Research Team is comprised of a team of investment professionals including, but not limited to, Michael Dauchot, M.D. and Eric Shen, M.D.


                                                                  Prospectus 95

               The International Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Global Equity Fund, RCM International Growth Equity Fund, RCM Emerging Markets Fund and the RCM Europe Fund. The International Equity Portfolio Management Team is comprised of a team of investment professionals including, but not limited to, Mark Phelps, Barbel Lenz and Jonathan Bolton.

               The RCM Global Technology Fund is managed by Huachen Chen, CFA, a Managing Director who has been associated with Dresdner RCM Global Investors LLC since 1985, and by Walter C. Price, CFA, a Managing Director who has been associated with Dresdner RCM Global Investors LLC since 1974. Mr. Chen holds an MBA in accounting and finance from the University of California, Berkeley, an MS in Materials Science and Engineering from Northwestern University and a BS in Materials Science and Engineering from Cornell University. Mr. Price received his BS with Honors in Management and Electrical Engineering and a Masters of Science in Management from Massachusetts Institute of Technology.

NFJ An affiliate of PIMCO Funds Advisors, NFJ provides advisory services to mutual funds and institutional accounts. NFJ Investment Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had
               combined assets as of [      ], 2002, of approximately $[   ]
               billion.

               The following individuals at NFJ share primary responsibility for the noted Fund.


Fund            Portfolio Managers      Since            Recent Professional Experience
-----------------------------------------------------------------------------------------------------------
Basic Value     Chris Najork            2000 (Inception) Managing Director and founding partner of NFJ. He has over 30 years' experience encompassing equity
                                                         research and portfolio management. Prior to the
                                                         formation of NFJ in 1989, he was a Senior Vice
                                                         President, Senior Portfolio Manager and analyst
                                                         at NationsBank, which he joined in 1974.

                Benno J. Fischer        2000 (Inception) Managing Director and founding partner of NFJ. He has over 30 years' experience in portfolio
                                                         management, investment analysis and research.
                                                         Prior to the formation of NFJ in 1989, he was
                                                         Chief Investment Officer (institutional and fixed
                                                         income), Senior Vice President and Senior
                                                         Portfolio Manager at NationsBank, which he joined
                                                         in 1971. Prior to joining NationsBank, Mr.
                                                         Fischer was a securities analyst at Chase
                                                         Manhattan Bank and Clark, Dodge.

                Paul A. Magnuson        2000 (Inception) Principal at NFJ. He is a Portfolio Manager and
                                                         Senior Research Analyst with 14 years' experience
                                                         in equity analysis and portfolio management.
                                                         Prior to joining NFJ in 1992, he was an Assistant
                                                         Vice President at NationsBank, which he joined in
                                                         1985. Within the Trust Investment Quantitative
                                                         Services Division of NationsBank, he was
                                                         responsible for equity analytics and structured
                                                         fund management.

                Jeffrey S. Partenheimer 2002             Principal at NFJ. He is a Portfolio Manager with
                                                         over 16 years' experience in financial analysis,
                                                         portfolio management and large corporate finance.
                                                         Prior to joining NFJ in 1999, he spent 10 years
                                                         in commercial banking (8 of those years managing
                                                         investment portfolios) and 4 years as a treasury
                                                         director for DSC Communications in Plano, Texas.
                                                         He began his career as a financial analyst with
                                                         First City Bank of Dallas in 1985.

Equity Income   Mr. Najork              2000 (Inception) See Above
                Mr. Fischer             2000 (Inception)
                                                         See Above
Small-Cap Value Mr. Najork              1991 (Inception) See Above

                Mr. Fischer             1991 (Inception) See Above

                Mr. Magnuson            1995             See Above

                E. Clifton Hoover       1998             Principal at NFJ. He is a Portfolio Manager with
                                                         15 years' experience in financial analysis and
                                                         portfolio management. Prior to joining NFJ in
                                                         1997, he was associated with Credit Lyonnais from
                                                         1991 to 1997, where he served as a vice-president
                                                         and was responsible for the financial analysis
                                                         and portfolio management of a diversified
                                                         portfolio. He began his career as a financial
                                                         analyst with NationsBank in 1985.



96  PIMCO Funds: Multi-Manager Series

Parametric     Parametric provides advisory services to mutual funds and
               institutional accounts. Parametric Portfolio Associates, Inc., the predecessor investment adviser to Parametric, commenced operations in 1987. Parametric, a former subsidiary of ADAM of
               America, is no longer affiliated with ADAM of America or PIMCO
               Funds Advisors. Accounts managed by Parametric had combined
               assets as of [         ], 2002, of approximately $[   ] billion.

               The following individuals at Parametric share primary responsibility for the Tax-Efficient Equity Fund.


Fund          Portfolio Managers Since            Recent Professional Experience
--------------------------------------------------------------------------------------------------------------
Tax-Efficient David Stein        1998 (Inception) Managing Director of Parametric. He has been with
Equity                                            Parametric since 1996 where he leads the investment,
                                                  research and product development activities. Previously, he served in Investment Research at GTE Corporation from 1995 to 1996, in Equity Research at Vanguard Group from 1994 to
                                                  1995 and in Investment Research at IBM Corporation from
                                                  1977 to 1994.

              Tom Seto           1998 (Inception) Vice President and Portfolio Manager of Parametric. Since
                                                  joining Parametric in 1998, he has been responsible for
                                                  management of Parametric's active U.S. equity strategies
                                                  and has managed structured equity portfolios. Previously,
                                                  he was with Barclays Global Investors from 1991 to 1998,
                                                  serving in various capacities including as head of U.S.
                                                  Equity Index Investments and Portfolio Manager.

Adviser/       Shareholders of each Fund (except the Equity Income, Innovation
Sub-Adviser    and Mid-Cap Funds) have approved a proposal permitting PIMCO
Relationship   Funds Advisors to enter into new or amended sub-advisory
               agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits
               PIMCO Funds Advisors from entering into sub-advisory agreements with affiliates of PIMCO Funds Advisors without shareholder approval, unless those affiliates are substantially wholly-owned by ADAM of America. Subject to the ultimate responsibility of the Board of Trustees, PIMCO Funds Advisors has responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

Distributor    The Trust's Distributor is PIMCO Funds Distributors LLC, an
               indirect wholly owned subsidiary of ADAM of America. The
               Distributor, located at 2187 Atlantic Street, Stanford, CT
               06902, is a broker-dealer registered with the Securities and Exchange Commission.

PIMCO Asset    PIMCO Funds Advisors selects the Underlying Funds in which the
Allocation     Asset Allocation Fund may invest. PIMCO Funds Advisors' Asset
Fund--Asset    Allocation Committee is responsible for determining how the
Allocation     Fund's assets are allocated and reallocated from time-to-time
Committee      among the Underlying Funds selected by PIMCO Funds Advisors. The following provides information about the individuals who comprise the Asset Allocation Committee and are primarily responsible for making asset allocation and other investment decisions for the Asset Allocation Fund.

Asset Allocation
Committee
Member               Since                            Recent Professional Experience
--------------------------------------------------------------------------------------------------------------
Mark Phelps        June, 2002 Chief Investment Officer of Dresdner RCM Global and International Equities Team
                              and member of Dresdner RCM's overall global asset allocation committee. He joined Dresdner RCM in 1985 and is a Managing Director and Portfolio Manager.
William L. Price   June, 2002 Chairman and Chief Investment Officer of Dresdner RCM Global Investors and
                              Senior Managing Director of the Dresdner RCM U.S. Large Cap Growth Team. He
                              joined Dresdner RCM in 1977 and has been a principal since 1979. Previously, he was with Alliance Capital Management, serving in various capacities including as an analyst, a portfolio manager and as the manager of the San Francisco office.
Lee R. Thomas, III June, 2002 Managing Director and senior member of Pacific Investment Management Company's portfolio management and investment strategy groups. He also oversees the firm's international portfolio management team. He joined Pacific Investment
                              Management Company in 1995.
Claus J. te Wildt  June, 2002 Managing Director and Global Head of Institutional Business at Dresdner RCM. He
                              is a member of Dresdner Asset Management's Global Management Board and Dresdner
                              RCM San Francisco's Executive Committee. Prior to joining Dresdner RCM in 1998, he worked at GT Global as the Vice President of Strategy and Business Planning.


                                                                  Prospectus 97

PIMCO Asset    The expenses associated with investing in a "fund of funds,"
Allocation     such as the Asset Allocation Fund, are generally higher than
Fund           those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a "fund of funds"
-- Underlying indirectly pay a portion of the fees and expenses charged at the Fund Expenses underlying fund level.

               The Asset Allocation Fund is structured in the following ways to lessen the impact of expenses incurred at the Underlying Fund level:

               . The Fund does not pay any fees for asset allocation or
                 advisory services under the Trust's investment advisory agreement.

               . The Fund invests in Institutional Class shares of the
                 Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

               The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds (based on estimates for the current fiscal year). Because the Asset Allocation Fund invests in Institutional Class shares of the Underlying Funds, shareholders of the Fund indirectly bear a proportionate share of these expenses, depending upon how the Fund's assets are allocated from time to time among the Underlying Funds. See "Fees and Expenses of the Funds" in the Asset Allocation Fund's Fund Summary above.

                                                        Annual Underlying Fund Expenses
                                                        (Based on the average daily net assets attributable to a Fund's
                                                        Institutional Class shares):

                                                        Advisory    Administrative    Other       Total Fund
Underlying Fund                                         Fees        Fees              Expenses    Operating Expenses
-----------------------------------------------------------------------------------------------------------------------
PIMCO Growth                                            0.50%       0.25%             0.00%       0.75%
-----------------------------------------------------------------------------------------------------------------------
PIMCO Target                                            0.55        0.25              0.00        0.80
-----------------------------------------------------------------------------------------------------------------------
PIMCO Opportunity                                       0.65        0.25              0.00        0.90
-----------------------------------------------------------------------------------------------------------------------
PIMCO Capital Appreciation                              0.45        0.25              0.00        0.70
-----------------------------------------------------------------------------------------------------------------------
PIMCO Mid-Cap                                           0.45        0.25              0.00        0.70
-----------------------------------------------------------------------------------------------------------------------
PIMCO Micro-Cap                                         1.25        0.25              0.00        1.50
-----------------------------------------------------------------------------------------------------------------------
PIMCO Renaissance                                       0.60        0.25              0.00        0.85
-----------------------------------------------------------------------------------------------------------------------
PIMCO Value                                             0.45        0.25              0.00        0.70
-----------------------------------------------------------------------------------------------------------------------
PIMCO Small-Cap Value                                   0.60        0.25              0.00        0.85
-----------------------------------------------------------------------------------------------------------------------
PIMCO Tax-Efficient Equity                              0.45        0.25              0.00        0.70
-----------------------------------------------------------------------------------------------------------------------
PIMCO StocksPLUS                                        0.40        0.25              0.00        0.65
-----------------------------------------------------------------------------------------------------------------------
PIMCO Structured Emerging Markets                       0.45        0.50              0.03        0.98
-----------------------------------------------------------------------------------------------------------------------
PIMCO Tax-Efficient Structured Emerging Markets         0.45        0.50              0.06        1.01
-----------------------------------------------------------------------------------------------------------------------
PIMCO Innovation                                        0.65        0.25              0.00        0.90
-----------------------------------------------------------------------------------------------------------------------
PIMCO Money Market                                      0.15        0.20              0.00        0.35
-----------------------------------------------------------------------------------------------------------------------
PIMCO Short-Term                                        0.25        0.20              0.56        1.01
-----------------------------------------------------------------------------------------------------------------------
PIMCO Low Duration                                      0.25        0.18              0.06        0.49
-----------------------------------------------------------------------------------------------------------------------
PIMCO Moderate Duration                                 0.25        0.20              0.00        0.45
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return                                      0.25        0.18              0.06        0.49
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return II                                   0.25        0.25              0.01        0.51
-----------------------------------------------------------------------------------------------------------------------
PIMCO Long-Term U.S. Government                         0.25        0.25              0.06        0.56
-----------------------------------------------------------------------------------------------------------------------
PIMCO Global Bond                                       0.25        0.30              0.32        0.57
-----------------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond                                      0.25        0.25              0.04        0.54
-----------------------------------------------------------------------------------------------------------------------
PIMCO Emerging Markets Bond                             0.45        0.40              0.08        0.93
-----------------------------------------------------------------------------------------------------------------------
PIMCO High Yield                                        0.25        0.25              0.00        0.50
-----------------------------------------------------------------------------------------------------------------------
PIMCO Real Return                                       0.25        0.20              0.04        0.49
-----------------------------------------------------------------------------------------------------------------------
RCM Large-Cap Growth                                    0.45        0.30              0.00        0.75
-----------------------------------------------------------------------------------------------------------------------
RCM Tax-Managed Growth                                  0.60        0.30              0.00        0.90
-----------------------------------------------------------------------------------------------------------------------
RCM Mid-Cap                                             0.47        0.30              0.00        0.77
-----------------------------------------------------------------------------------------------------------------------
RCM Small-Cap                                           0.72        0.30              0.00        1.02
-----------------------------------------------------------------------------------------------------------------------
RCM Balanced                                            0.60        0.30              0.00        0.90
-----------------------------------------------------------------------------------------------------------------------
RCM Global Small-Cap                                    1.00        0.40              0.00        1.40
-----------------------------------------------------------------------------------------------------------------------
RCM Global Technology                                   0.95        0.40              0.00        1.35
-----------------------------------------------------------------------------------------------------------------------
RCM Global Equity                                       0.85        0.40              0.00        1.25
-----------------------------------------------------------------------------------------------------------------------
RCM International Growth Equity                         0.50        0.50              0.00        1.00
-----------------------------------------------------------------------------------------------------------------------
RCM Emerging Markets                                    1.00        0.50              0.00        1.50
-----------------------------------------------------------------------------------------------------------------------
RCM Europe                                              0.80        0.50              0.00        1.30
-----------------------------------------------------------------------------------------------------------------------


98  PIMCO Funds: Multi-Manager Series

               Investment Options -- Class A, B and C Shares


               The Trust offers investors Class A, Class B and Class C shares of each Fund in this Prospectus. Each class of shares is subject to different types and levels of sales charges than the other classes and bears a different level of expenses.

               The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class. More extensive information about the Trust's multi-class arrangements is included in the PIMCO Funds Shareholders' Guide for Class A, B and C Shares (the "Guide"), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.

Class A       .  You pay an initial sales charge of up to 5.50% when you buy
Shares           Class A shares. The sales charge is deducted from your
                 investment so that not all of your purchase payment is invested.

              . You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

              . Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

              . You normally pay no contingent deferred sales charge ("CDSC") when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B       .  You do not pay an initial sales charge when you buy Class B
Shares           shares. The full amount of your purchase payment is invested initially.

              . You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

              . Class B shares are subject to higher 12b-1 fees than Class A shares for the first eight years they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

              . Class B shares automatically convert into Class A shares after they have been held for eight years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares. (The conversion period for Class B shares purchased prior to January 1, 2002, is seven years.)

Class C       .  For all funds except the Global Innovation Fund, you do not
Shares           pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

              . For Class C shares of the Global Innovation, RCM Europe, RCM Emerging Markets, RCM International Growth Equity, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Equity and RCM Global Technology Funds, you will pay an initial sales charge of 1.00% when you buy Class C shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested. The Class C initial sales charge may be waived for certain categories of investors. Please see the Guide for details.

              . You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

              . Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

              . Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after eight years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than eight years.


                                                                  Prospectus 99

               The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

--------------------------------------------------------------------------------
Initial Sales  Unless you are eligible for a waiver, the public offering price
Charges --     you pay when you buy Class A shares of the Funds is the net
Class A Shares asset value ("NAV") of the shares plus an initial sales charge.
               The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where
               Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.


                                      Initial Sales Charge Initial Sales Charge
All Funds                             as % of Net          as % of Public
Amount of Purchase                    Amount Invested      Offering Price
-------------------------------------------------------------------------------
$0-$49,999                            5.82%                5.50%
-------------------------------------------------------------------------------
$50,000-$99,999                       4.71%                4.50%
-------------------------------------------------------------------------------
$100,000-$249,999                     3.63%                3.50%
-------------------------------------------------------------------------------
$250,000-$499,999                     2.56%                2.50%
-------------------------------------------------------------------------------
$500,000-$999,999                     2.04%                2.00%
-------------------------------------------------------------------------------
$1,000,000 +                          0.00%*               0.00%*
-------------------------------------------------------------------------------
              * As shown, investors that purchase $1,000,000 or more of any
                Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See "CDSCs on Class A Shares" below.

Class C        Unless you are eligible for a waiver, the public offering price
Shares         you pay when you buy Class C shares of the Global Innovation,
               RCM Emerging Markets, RCM Europe, RCM Global Equity, RCM Global
               Healthcare, RCM Global Small-Cap, RCM Global Technology or RCM
               International Growth Equity Funds is the NAV of the shares plus an initial sales charge of 1.00%. No sales charge is imposed where Class C shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.
               As discussed above, Class C shares of Funds other than the Global Innovation, RCM Emerging Markets, RCM Europe, RCM Global
               Equity, RCM Global Healthcare, RCM Global Small-Cap, RCM Global
               Technology and RCM International Growth Equity Funds are not subject to an initial sales charge.

--------------------------------------------------------------------------------
Contingent     Unless you are eligible for a waiver, if you sell (redeem) your
Deferred       Class B or Class C shares within the time periods specified
Sales          below, you will pay a CDSC according to the following schedules.
Charges
(CDSCs) -- Class
B and Class
C Shares
Class B Shares Years Since Purchase                       Percentage Contingent
               Payment was Made                           Deferred Sales Charge
               ----------------------------------------------------------------
               First                                      5
               ----------------------------------------------------------------
               Second                                     4
               ----------------------------------------------------------------
               Third                                      3
               ----------------------------------------------------------------
               Fourth                                     3
               ----------------------------------------------------------------
               Fifth                                      2
               ----------------------------------------------------------------
               Sixth                                      1
               ----------------------------------------------------------------
               Seventh and thereafter                     0*
               ----------------------------------------------------------------
              * After the eighth year, Class B shares convert into Class A shares. As noted above, Class B shares purchased prior to January 1, 2002, convert into Class A shares after seven years.


Class C Shares Years Since Purchase                       Percentage Contingent
               Payment was Made                           Deferred Sales Charge
               ----------------------------------------------------------------
               First*                                     1
               ----------------------------------------------------------------
               Thereafter                                 0
               ----------------------------------------------------------------
              * For Class C shares of the Global Innovation, RCM Emerging
                Markets, RCM Europe, RCM Global Equity, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology or RCM International Growth Equity Funds purchased, the Class C CDSC is charged for the first eighteen months after purchase.

--------------------------------------------------------------------------------
CDSCs on       Unless a waiver applies, investors who purchase $1,000,000 or
Class A        more of Class A shares (and, thus, pay no initial sales charge)
Shares         will be subject to a 1% CDSC if the shares are redeemed within
               18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See "Reductions and Waivers of Initial Sales Charges and
               CDSCs" below.

--------------------------------------------------------------------------------
How CDSCs      A CDSC is imposed on redemptions of Class B and Class C shares
are            (and where applicable, Class A shares) on the amount of the
Currently      redemption which causes the current value of your account for
Calculated     the particular class of shares of a Fund to


100 PIMCO Funds: Multi-Manager Series
               fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account from which a redemption or exchange has not already been effected.

               For example, the following illustrates the current operation of the Class B CDSC:

              . Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

--------------------------------------------------------------------------------
How CDSCs      The Trust expects that the manner of calculating the CDSC on
will be        Class B and Class C shares (and where applicable, Class A
Calculated     shares) purchased after December 31, 2001, will change from that
-- Shares      described above. The Trust will provide shareholders with at
Purchased      least 60 days' notice prior to implementing the change. When the
After          Trust implements the change, the CDSC on all shares purchased
December 31,   after December 31, 2001, will be subject to the change, not only
2001           shares purchased after the date of such notice. It is expected that the change will be implemented no later than January 1, 2008.

               Under the new calculation method, the following rules will apply:

              . Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

              . For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current net asset value of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV per share of $10. If the Fund's NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.

              . CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account.

              . In determining whether a CDSC is payable, the first-in
                first-out, or "FIFO," method will be used to determine which shares are being redeemed.

               For example, the following illustrates the operation of the Class B CDSC beginning no later than January 1, 2008:

              . Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor's account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

               In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares of a particular class of a Fund in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

--------------------------------------------------------------------------------
Reductions     The initial sales charges on Class A shares and the CDSCs on
and Waivers    Class A, Class B and Class C shares may be reduced or waived
of Initial     under certain purchase arrangements and for certain categories
Sales          of investors. Please see the Guide for details. The Guide is
Charges and    available free of charge from the Distributor. See "How to Buy
CDSCs          and Sell Shares--PIMCO Funds Shareholders' Guide" below.

--------------------------------------------------------------------------------
Distribution   The Funds pay fees to the Distributor on an ongoing basis as
and            compensation for the services the Distributor renders and the
Servicing      expenses it bears in connection with the sale and distribution
(12b-1) Plans  of Fund shares ("distribution fees") and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans
               ("12b-1 Plans") adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

               There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at


                                                                  Prospectus 101
               which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund's average daily net assets attributable to the particular class of shares):

All Funds                        Servicing Fee            Distribution Fee
--------------------------------------------------------------------------------
Class A                              0.25%                      None
--------------------------------------------------------------------------------
Class B                              0.25%                      0.75%
--------------------------------------------------------------------------------
Class C                              0.25%                      0.75%
--------------------------------------------------------------------------------

               Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class B and Class C shares of certain Funds may not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for eight years (seven years for Class B shares purchased prior to January 1, 2002) and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

               How Fund Shares Are Priced

               The net asset value ("NAV") of a Fund's Class A, Class B and Class C shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

               For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

               Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the Global Innovation, International, RCM Emerging Markets, RCM Europe, RCM Global Equity, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

               Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

               In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

               The assets of the Asset Allocation Fund consist of shares of the Underlying Funds, which are valued at their respective NAVs (as determined above) at the time of the valuation of the Asset Allocation Fund's shares.


102 PIMCO Funds: Multi-Manager Series

               How to Buy and Sell Shares

               The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds.

PIMCO Funds    More detailed information about the Trust's purchase, sale and
Shareholders'  exchange arrangements for Fund shares is provided in the PIMCO
Guide          Funds Shareholders' Guide, which is included in the Statement of
               Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107.
               The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

              . Automated telephone and wire transfer procedures
              . Automatic purchase, exchange and withdrawal programs
              . Programs that establish a link from your Fund account to your bank account
              . Special arrangements for tax-qualified retirement plans
              . Investment programs which allow you to reduce or eliminate initial sales charges
              . Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation    When you buy shares of the Funds, you pay a price equal to the
of Share       NAV of the shares, plus any applicable sales charge. When you
Price and      sell (redeem) shares, you receive an amount equal to the NAV of
Redemption     the shares, minus any applicable CDSC. NAVs are determined at
Payments       the close of regular trading (normally, 4:00 p.m., Eastern time)
               on the New York Stock Exchange on each day the New York Stock
               Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the close of regular trading on the New York Stock Exchange and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed at that day's NAV). Please see the Guide for details.

               The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day's NAV).

Buying Shares  You can buy Class A, Class B or Class C shares of the Funds in the following ways:

               . Through your broker, dealer or other financial intermediary.
                 Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

               . Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

               If you wish to invest directly by mail, please send a check payable to PIMCO Funds Distributors LLC, along with a completed application form to:

                                          PIMCO Funds Distributors LLC
                                          P.O. Box 9688
                                          Providence, RI 02940-0926

               The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Funds Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

               The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

               The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.


                                                                  Prospectus 103

Investment     The following investment minimums apply for purchases of Class
Minimums       A, Class B and Class C shares.

                   Initial Investment Subsequent Investments
                   ------------------ ---------------------
                    $2,500 per Fund       $100 per Fund

               Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small          Because of the disproportionately high costs of servicing
Account Fee    accounts with low balances, if you have a direct account with the Distributor, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth
               IRA and Auto-Invest accounts for which the limit is $1,000. The fee also applies to employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans,
               403(b)(7) custodial accounts, SIMPLE IRAs, SEPs and SAR/SEPs. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum        Due to the relatively high cost to the Funds of maintaining
Account Size   small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging     Except as provided below and/or in the applicable Funds' or
Shares         series' prospectus(es), you may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other Fund or of another series of the Trust or PIMCO Funds:
               Pacific Investment Management Series. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Exchanges are subject to the $2,500 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan.
               In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI
               02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

               The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Funds Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Funds Advisors to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceeding sentence, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days' advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares.

               The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

Selling        You can sell (redeem) Class A, Class B or Class C shares of the
Shares         Funds in the following ways:

               . Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return.


104 PIMCO Funds: Multi-Manager Series

               . Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust's Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

               (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

               (2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "Signature Guarantee" below;

               (3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

               (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

               A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request to the Trust if they are held in broker "street name" accounts--you must redeem through your broker.

               If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records, or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under "Signature Guarantee" below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

               The Guide describes a number of additional ways you can redeem your shares, including:

               . Telephone requests to the Transfer Agent
               . PIMCO Funds Automated Telephone System (ATS)
               . Expedited wire transfers
               . Automatic Withdrawal Plan
               . PIMCO Funds Fund Link

               Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

               Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

               Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Timing of      Redemption proceeds will normally be mailed to the redeeming
Redemption     shareholder within seven calendar days or, in the case of wire
Payments       transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.

Redemptions    The Trust has agreed to redeem shares of each Fund solely in
In Kind        cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.


                                                                  Prospectus 105

Certificated   If you are redeeming shares for which certificates have been
Shares         issued, the certificates must be mailed to or deposited with the
               Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "Signature Guarantee" below. The
               Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature      When a signature guarantee is called for, you should have
Guarantee      "Signature Guaranteed" stamped under your signature and
               guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible
               Guarantor Institution"). The Distributor reserves the right to reject any signature guarantee pursuant to its written signature guarantee standards or procedures, which may permit it to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures.

               When a signature guarantee is called for, a "medallion" signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented Prospectus or a new supplemented Guide. Shareholders should contact the Distributor for additional details regarding the Funds' signature guarantee requirements.

               Fund Distributions

               Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

Fund                        At Least Annually Quarterly
-------------------------------------------------------
Basic Value, Equity Income,
 Growth & Income and Asset
 Allocation Funds                                 .
-------------------------------------------------------
All other Funds                     .
-------------------------------------------------------

               In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

               You can choose from the following distribution options:

               . Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.

               . Invest all distributions in shares of the same class of any other Fund or another series of the Trust or PIMCO Funds:
                 Pacific Investment Management Series which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

               . Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

               You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

               If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

               For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.


106 PIMCO Funds: Multi-Manager Series

               Tax Consequences

               . Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

               Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount will generally be taxable to you as ordinary income.

               Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

               . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

               . A Note on the RCM Tax-Managed Growth and Tax-Efficient Equity Funds. The RCM Tax-Managed Growth and Tax-Efficient Equity Funds utilize a number of tax-efficient management techniques designed to minimize taxable distributions. For instance, the Funds generally seek to minimize realized gains and, when realizing gains, attempt to realize gains that will be taxed as capital gains (i.e., as gains on investments owned for more than 12 months) when distributed to shareholders. Although the Funds attempt to minimize taxable distributions, they may be expected to earn and distribute taxable income and realize and distribute capital gains from time to time.

               . A Note on the Asset Allocation Fund. The Asset Allocation Fund's use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders. See "Taxation--Distributions" in the Statement of Additional Information.

               . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders of the Global Innovation, RCM Emerging Markets, RCM Europe, RCM International Growth Equity, RCM Global Equity, RCM Global Healthcare, RCM Global Small-Cap and RCM Global Technology Funds may be entitled to claim a credit or deduction with respect to foreign taxes.

               . A Note on Backup Withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be 30% for amounts paid in 2002 if a Fund is required to apply backup withholding to taxable distributions payable to a shareholder. Please see the Statement of Additional Information for further details about the new backup withholding tax rates.

               This section relates only to federal income tax consequences of investing in the Funds; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.


                                                                  Prospectus 107

               Characteristics and Risks of Securities
               and Investment Techniques

               This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of PIMCO Funds Advisors, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed Income   Fixed income securities are obligations of the issuer to make
Securities     payments of principal and/or interest on future dates, and
and            include corporate and government bonds, notes, certificates of
Defensive      deposit, commercial paper, convertible securities and
Strategies     mortgage-backed and other asset-backed securities.

               The Capital Appreciation, Mid-Cap and Tax-Efficient Equity Funds intend to be as fully invested in common stocks as practicable at all times, although, for cash management purposes, each of these Funds may maintain a portion of its assets (normally not more than 10%) in U.S. Government securities, high quality fixed income securities, money market obligations and cash to pay certain Fund expenses and to meet redemption requests. None of these Funds will make defensive investments in response to unfavorable market and other conditions and therefore may be particularly vulnerable to general declines in stock prices and/or other categories of securities in which they invest.

               Under normal circumstances, the Basic Value, Equity Income and Small-Cap Value Funds intend to be fully invested in common stocks (aside from cash management practices), except that each of these Funds may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. The Global Innovation, Growth, Innovation, Opportunity, Renaissance, Select Growth, Target and Value Funds will each invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. Each of these Funds may also invest a portion of its assets in fixed income securities. These Funds may temporarily hold up to 100% of their assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The Growth & Income Fund will invest primarily in common stocks, but may also invest significant portions of its assets in preferred stocks, fixed income securities, convertible securities and real estate investment trusts, or "REITs." The Growth & Income Fund may temporarily hold up to 100% of its assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The Select International Fund may also hold up to 100% of its assets in other domestic fixed income, foreign fixed income and equity securities principally traded in the U.S., including obligations issued or guaranteed by a foreign government or its agencies, authorities or instrumentalities, corporate bonds and American Depository Receipts, for temporary defensive purposes. The temporary defensive strategies described in this paragraph would be inconsistent with the investment objective and principal investment strategies of each of the noted Funds and may adversely affect the Fund's ability to achieve its investment objective.

               Under normal market conditions, the RCM Funds will invest primarily in equity securities. In addition, the RCM Biotechnology, RCM Europe, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology, RCM International Growth Equity, RCM Large-Cap Growth and RCM Tax-Managed Funds may invest up to 20% of their total assets (10% for the RCM Global Equity Fund) in short-term debt obligations (with maturities of one year or less) issued or guaranteed by the U.S. government or foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational government entities, and debt obligations of corporate issuers. The RCM Mid-Cap Fund may invest up to 20% of its total assets in U.S. Government debt obligations. The RCM Emerging Markets Fund may invest up to 20% of its total assets in debt securities issued or guaranteed by an emerging market company or government (including such government's agencies, instrumentalities, authorities and political subdivisions), or denominated in the currencies of emerging market countries that the Sub-Adviser believes present attractive investment opportunities for capital growth. There is no limit on the average maturity of the debt securities in the RCM Emerging Markets Fund's portfolio. Such debt obligations may be unrated or rated, at the time of purchase, below investment grade by Standard & Poor's, Moody's or another recognized international rating organization. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates. When the Sub-Adviser believes that any of the RCM Funds should adopt a temporary defensive posture, any RCM Fund may hold all or a substantial portion of its assets in investment grade


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

               debt securities which may be debt obligations issued or guaranteed by the U.S. government or foreign governments, (including their agencies, instrumentalities, authorities and political subdivisions), by international or supranational government entities, and by corporate issuers.

Companies      Each of the Funds may invest in securities of companies with
With Smaller   market capitalizations that are small compared to other publicly
Market         traded companies. The Opportunity, RCM Global Small-Cap and
CapitalizationsSmall-Cap Value Funds invest primarily in smaller companies and are especially sensitive to the risks described below. In addition, the Global Innovation, Innovation, RCM Biotechnology,
               RCM Emerging Markets, RCM Europe, RCM Global Equity, RCM Global
               Healthcare, RCM Global Technology, RCM International Growth
               Equity and RCM Tax-Managed Growth Funds generally have substantial exposure to these risks. The Growth & Income, Mid-Cap, RCM Mid-Cap and Target Funds also have significant exposure to the risks described below because they invest primarily in companies with medium-sized market capitalizations, which are smaller and generally less well-known or seasoned than larger companies.

               Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

               Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Initial        The Funds, particularly the Global Innovation, RCM
Public         Biotechnology, RCM Global Technology and Innovation Funds, may
Offerings      purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion
               (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Foreign        The Global Innovation Fund will invest in the securities of
(non-U.S.)     issuers located in at least three countries (one of which may be
Securities     the United States). The Growth, Growth & Income, Opportunity and
               Target Funds may invest up to 15% of their respective assets in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). The Renaissance, Select Growth and Value Funds may invest up to 25% of their assets in foreign securities. The
               Innovation Fund may invest up to 40% of its assets in foreign securities. Each of these Funds may invest without limit in ADRs
               (defined below). The Tax-Efficient Equity Fund may invest in common stocks of foreign issuers if included in the S&P 500
               Index.

               The RCM Large-Cap Growth Fund may invest 20%, the RCM Tax-Managed Growth and RCM Biotechnology Funds may invest 25% and the RCM Mid-Cap Fund may invest 10% of its assets in foreign securities (but no more than 10% in any one foreign country). While such investments are not currently a principal investment technique for these Funds, if foreign securities present attractive investment opportunities, any one of these Funds may increase the percentage of its assets in foreign securities subject to the limits described above. The RCM Emerging Markets Fund will invest at least 80% of its assets in equity securities of emerging market companies, the RCM Europe Fund will invest at least 75% of its assets in equity securities of companies located in Europe, and the RCM International Growth


                                                                  Prospectus 109

               Equity Fund will invest at least 65% of its assets in equity securities of foreign companies. The RCM Global Equity, RCM Global Healthcare, RCM Global Small-Cap and RCM Global Technology Funds will invest their respective assets in the equity securities of three different countries (one of which may be the United States). For these Funds only, foreign securities includes the following types of foreign equity and equity-linked securities (together, "foreign securities"): securities of companies that are organized or headquartered outside the U.S., or that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; depositary receipts; and securities of other investment companies investing primarily in such equity and equity-related foreign securities. Dresdner RCM expects that these Funds' foreign investments will primarily be traded on recognized foreign securities exchanges. However, each Fund may also invest in securities that are traded only over-the-counter, either in the U.S. or in foreign markets, when Dresdner RCM believes that such securities are not publicly traded either in the U.S. or foreign markets.

               All of the Funds may invest in American Depository Receipts
               (ADRs). In addition, the Global Innovation, Growth, Growth & Income, Innovation, Opportunity, RCM Funds, Renaissance, Select Growth, Target and Value Funds may invest in European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

               Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries' financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging       Each of the Funds that may invest in foreign securities may
Market         invest in securities of issuers based in countries with
Securities     developing (or "emerging market") economies. The RCM Emerging
               Markets Fund normally invests at least 80% of its assets in emerging market securities. The Global Innovation, RCM
               Biotechnology RCM Global Equity, RCM Global Healthcare, RCM
               Global Small-Cap, RCM Global Technology, RCM International
               Growth Equity and RCM Large-Cap Growth Funds may invest significant portions of their assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity;
               significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

               Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.


110 PIMCO Funds: Multi-Manager Series

               Special Risks of Investing in Russian and Other Eastern European Securities. Each of the Global Innovation, RCM Emerging Markets, RCM Europe, RCM Global Equity, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds may invest a significant portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign        A Fund that invests directly in foreign currencies or in
Currencies     securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The Global
               Innovation, RCM Emerging Markets, RCM Europe, RCM Global Equity,
               RCM Global Healthcare, RCM Global Small-Cap, RCM Global
               Technology and RCM International Growth Equity Funds are particularly sensitive to this risk.

               Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

               Foreign Currency Transactions. The Global Innovation, Growth, Growth & Income, Innovation, Opportunity, Renaissance, Select Growth, Target and Value Funds, as well as the RCM Funds, may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. In addition, the Global Innovation Fund, as well as the RCM Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

               The Global Innovation Fund, as well as the RCM Funds, may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. The Global Innovation and Select International Funds may use one currency (or basket of currencies) to hedge against adverse changes in the value of another currency (or basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO Funds Advisors or its Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Corporate      Each Fund that may invest in fixed income securities may invest
Debt           in corporate debt securities. The Growth & Income Fund may
Securities     invest up to 10% of its assets in these securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.
               When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

Convertible    Each Fund may invest in convertible securities. The Growth &
Securities     Income Fund may place particular emphasis on convertible
               securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated


                                                                  Prospectus 111
               rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives    Each Fund (except the Capital Appreciation, Mid-Cap and RCM
               Mid-Cap Funds) may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

               Examples of derivative instruments that the Funds may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. The Global Innovation, Growth, Growth & Income, Innovation, Opportunity, Renaissance, Select Growth, Target, Tax-Efficient Equity and Value Funds, as well as the RCM Funds (except the RCM Mid-Cap Fund), may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each of these Funds may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. The Global Innovation and Tax-Efficient Equity Funds, as well as the RCM Funds (except the RCM Mid-Cap Fund), may enter into swap agreements with respect to securities indexes. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

               A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

               Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

               Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

               Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

               Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO Funds Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

               Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.



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

               Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

               Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

               The Funds may invest in equity-linked securities. Equity-linked
Equity-Linked  securities are privately issued securities whose investment
Securities     results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. See "Foreign Securities" above. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements and zero-strike warrants and options. See
               "Derivatives" above. Equity-linked securities may be considered illiquid and thus subject to each Fund's restrictions on investments in illiquid securities.

Credit         The Funds may invest in securities based on their credit ratings
Ratings and    assigned by rating agencies such as Moody's Investors Service,
Unrated        Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").
Securities     Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P.
               Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Funds Advisors and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

               A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High Yield     Securities rated lower than Baa by Moody's or lower than BBB by
Securities     S&P are sometimes referred to as "high yield securities" or
               "junk bonds." The Funds, particularly the Growth & Income Fund, and the RCM Emerging Markets and RCM Global Equity Funds, may invest in these securities. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of       For the purpose of achieving income, each Fund may lend its
Portfolio      portfolio securities to brokers, dealers, and other financial
Securities     institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
               "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short Sales    Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's


                                                                  Prospectus 113
               portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued,   Each Fund may purchase securities which it is eligible to
Delayed        purchase on a when-issued basis, may purchase and sell such
Delivery and   securities for delayed delivery and may make contracts to
Forward        purchase such securities for a fixed price at a future date
Commitment     beyond normal settlement time (forward commitments). When-issued
Transactions   transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value.
               Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase     Each Fund may enter into repurchase agreements, in which the
Agreements     Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse        Each Fund may enter into reverse repurchase agreements, subject
Repurchase     to the Fund's limitations on borrowings. A reverse repurchase
Agreements     agreement involves the sale of a security by a Fund and its
and Other      agreement to repurchase the instrument at a specified time and
Borrowings     price, and may be considered a form of borrowing for some
               purposes. A Fund will segregate assets determined to be liquid by PIMCO Funds Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Illiquid       Each Fund may invest in securities that are illiquid so long as
Securities     not more than 15% (10% in the case of the RCM International
               Growth Equity Fund and 5% in the case of the RCM Mid-Cap Fund) of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities.
               Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid.
               However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in  Each Fund may invest up to 5% of its assets in other investment
Other          companies. As a shareholder of an investment company, a Fund may
Investment     indirectly bear service and other fees which are in addition to
Companies      the fees the Fund pays its service providers.

Portfolio      With the exception of the Tax-Efficient Equity Fund, the length
Turnover       of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each
               Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements, although the Tax-Efficient Equity Fund will generally attempt to limit portfolio turnover as part of its tax-efficient management strategies. High portfolio turnover
               (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance. Funds, such as the Growth & Income and Select Growth Funds, that have recently


114 PIMCO Funds: Multi-Manager Series
               changed Sub-Advisers and/or investment objectives and policies may experience increased portfolio turnover due to the differences between the Funds' previous and current investment objectives and policies and portfolio management strategies.

Changes in     The investment objective of each of the Basic Value, Equity
Investment     Income, Global Innovation, Growth, Growth & Income, Innovation,
Objectives and Opportunity, Renaissance, Select Growth, Target and
Policies       Tax-Efficient Equity Funds described in this Prospectus may be changed by the Board of Trustees without shareholder approval.
               The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and        In addition to the risks described under "Summary of Principal
 Smaller-      Risks" above and in this section, several of the Funds are newly
Sized Funds    formed and therefore have limited or no performance history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds' size, have a disproportionate impact on the Funds' performance results. The
               Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage     Unless otherwise stated, all percentage limitations on Fund
Investment     investments listed in this Prospectus will apply at the time of
Limitations    investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. References to assets in the percentage limitations on the Funds' investments refer to total assets, except with respect to the principal investment objectives of the Mid-Cap, Equity Income, Small-Cap Value, Tax-Efficient
               Equity and PIMCO RCM Funds (except the RCM Tax-Managed Growth
               Fund). References to assets in the first paragraph of the Fund
               Summaries for these funds refer to net assets plus borrowings made for investment purposes.

Other          The Funds may invest in other types of securities and use a
 Investments   variety of investment techniques and strategies which are not and Techniques described in this Prospectus. These securities and techniques may subject the Funds to additional risks. In addition, the RCM
               Funds may use Grassroots/(sm)/ Research in addition to their traditional research activities. Grassroots/(sm)/ Research is a division of Dresdner RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to Dresdner
               RCM and certain of its affiliates in connection with broker services. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.


                                                                  Prospectus 115

               Additional Information About the Asset Allocation Fund

               The Asset Allocation Fund is intended for investors who prefer to have their asset allocation decisions made by professional money managers. The Fund seeks to achieve its investment objective by investing within specified equity and fixed income ranges among the Underlying Funds. Each Underlying Fund is a series of the Trust or PIMCO Funds: Pacific Investment Management Series and is managed by PIMCO Funds Advisors and/or its affiliates.

Asset          PIMCO Funds Advisors serves as the investment adviser to the
Allocation     Asset Allocation Fund. PIMCO Funds Advisors selects the
Strategies     Underlying Funds in which the Fund may invest. PIMCO Funds
               Advisors' Asset Allocation Committee determines how the Fund allocates and reallocates its assets among the Underlying Funds selected by PIMCO Funds Advisors according to the Fund's equity/fixed income allocation targets and ranges. The Committee attempts to diversify the Fund's assets broadly among the major asset classes and sub-classes represented by the Underlying
               Funds.

               The major equity asset classes and sub-classes held by the Underlying Stock Funds include those categorized by investment style/category (growth, blend, value, enhanced index, sector-related), region (U.S. equities, international developed markets, international emerging markets), and market capitalization (large-cap, mid-cap and small-cap). The major fixed income asset classes and sub-classes held by the Underlying Bond Funds include those categorized by sector/investment specialty (government securities, mortgage-related securities, corporate bonds and inflation-indexed bonds), region (U.S. fixed income, developed foreign fixed income, emerging markets fixed income), credit quality (investment grade/money market, medium grade, high yield), and duration (long-term, intermediate-term and short-term).

               Please see "Underlying Funds" below for a description of the Underlying Funds as categorized by their investment styles and main investments.

               The Asset Allocation Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Asset Allocation Committee does not allocate the Fund's assets according to a predetermined blend of particular Underlying Funds. Instead, the Committee meets regularly to determine the mix of Underlying Funds appropriate for the Fund by allocating among the asset classes and sub-classes held by the Underlying Funds. When making these decisions, the Committee considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. This data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing trends and the cost of capital, political trends, data relating to trade balances and labor information. The Committee may also consider proprietary research provided by the investment advisers and sub-advisers of the Underlying Funds.

               The Committee then allocates the Fund's assets among the Underlying Funds selected by PIMCO Funds Advisors to fill out the asset class and sub-class weightings it has identified according to the Fund's equity/fixed income targets and ranges. The Committee has the flexibility to reallocate the Fund's assets in varying percentages among any or all of the Underlying Funds selected by PIMCO Funds Advisors based on the Committee's ongoing analyses of the equity and fixed income markets, although these tactical shifts are not expected to be large or frequent in nature.

"Fund of       The term "fund of funds" is used to describe mutual funds, such
Funds"         as the Asset Allocation Fund, that pursue their investment
Structure and  objectives by investing in other mutual funds. Your cost of
Expenses       investing in the Asset Allocation Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Asset Allocation Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund's direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

               The Fund invests all of its assets in Underlying Funds and may invest in any or all of the Funds. However, it is expected that the Fund will invest in only some of the Underlying Funds at any particular time. The Fund's investment in a particular Underlying Fund may exceed 25% of the Fund's total assets. To the extent that the Fund invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund. The particular Underlying Funds in which the Fund may invest, the equity and fixed income allocation targets and ranges specified above, and the percentage of the Fund's assets invested from time to time in any Underlying Fund or combination of Underlying Funds may be changed from time to time without the approval of the Fund's shareholders. The Fund is also subject to certain investment restrictions that are described under "Investment Restrictions" in the Statement of Additional Information.


116 PIMCO Funds: Multi-Manager Series

Equity         The equity portion of the Asset Allocation Fund will be
Portion of     allocated among a number of Underlying Stock Funds which
the Asset      represent a broad range of equity-based asset classes and
Allocation     sub-classes and a variety of investment objectives and
Fund           strategies. By allocating assets among these Funds, the equity portions of the Asset Allocation Fund can be diversified in multiple ways, including the following:

               By Investment Style/Category
               . Growth
               . Blend (Broad Market)
               . Value
               . Enhanced Index
               . Sector-Related

               By Region
               . U.S. Equities
               . International Developed Markets Equities
               . International Emerging Markets Equities

               By Size
               . Large-Cap
               . Mid-Cap
               . Small-Cap

               For a list of the Underlying Stock Funds offered in this Prospectus, please see "Underlying Funds," below.

Fixed Income   The fixed income portion of the Fund will be allocated among a
Portion of     number of Underlying Bond Funds which represent a broad range of
the Asset      fixed income-based asset classes and sub-classes and a variety
Allocation     of investment objectives and strategies. By allocating assets
Fund           among these Underlying Funds, the fixed income portions of the
               Fund can be diversified in multiple ways, including the following:

               By Sector/Investment Specialty
               . Governments
               . Mortgages
               . Corporate
               . Inflation-Indexed

               By Region
               . U.S. Fixed Income
               . Developed Foreign Fixed Income
               . Emerging Markets Fixed Income

               By Credit Quality
               . Investment Grade/Money Market
               . Medium Grade
               . High Yield

               By Duration
               . Long-Term
               . Intermediate-Term
               . Short-Term

               For a description of the Underlying Bond Funds and their investment objectives and strategies, please see "Underlying Funds," below.

               Underlying Funds

               The Asset Allocation Fund invests all of its assets in Underlying Funds. Accordingly, the Fund's investment performance depends upon a favorable allocation among the Underlying Funds as well as the ability of the Underlying Funds to achieve their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved. Shares of the Underlying Stock Funds (except PIMCO StocksPLUS Fund and the RCM Balanced and RCM Small-Cap Funds (the "PIMCO RCM Funds")) are offered in this Prospectus. Shares of the Underlying Bond Funds are not offered in this Prospectus.

Advisory       PIMCO Funds Advisors serves as investment adviser for each of
Arrangements   the Underlying Stock Funds, except that its affiliate, Pacific
for the        Investment Management Company, is the investment adviser to
Underlying     PIMCO StocksPLUS Fund. The advisory arrangements of the
Funds          Underlying Stock Funds offered in this Prospectus are described under "Management of the


                                                                  Prospectus 117

               Funds." Pacific Investment Management Company is the sole investment adviser to each of the Underlying Bond Funds. For a complete description of the advisory and sub-advisory arrangements for the PIMCO RCM Funds, the Underlying Bond Funds and PIMCO StocksPLUS Fund, please see the Statement of Additional Information, the Prospectus for Institutional Class shares of the PIMCO RCM Funds (the "RCM Funds Prospectus") and the Underlying Bond Funds' prospectus and statement of additional information, which are incorporated herein by reference and are available free of charge by telephoning the Trust at 1-800-927-4648.

Underlying     The following provides a list of the Underlying Stock Funds. For
Stock Funds    a complete description of these Funds, please see the remainder of this Prospectus, the Underlying Bond Fund prospectus (for the PIMCO StocksPLUS Fund), or the RCM Funds Prospectus (for the
               PIMCO RCM Funds), which are incorporated herein by reference and are available free of charge by telephoning the Trust at 1-800-927-4648.

                           PIMCO Fund
--------------------------------------------------------------------
Growth Stock Funds         RCM Large-Cap Growth
                           ----------------------------------
                           Growth
                           ----------------------------------
                           RCM Mid-Cap
                           ----------------------------------
                           Target
                           ----------------------------------
                           Opportunity
                           ----------------------------------
                           RCM Small-Cap**
--------------------------------------------------------------------
Blend Stock Funds          Capital Appreciation
                           ----------------------------------
                           Mid-Cap
                           ----------------------------------
                           Micro-Cap
--------------------------------------------------------------------
Value Stock Funds          Renaissance
                           ----------------------------------
                           Value
                           ----------------------------------
                           Small-Cap Value
--------------------------------------------------------------------
Enhanced Index Stock Funds Tax-Efficient Equity
                           ----------------------------------
                           RCM Tax-Managed Growth
                           ----------------------------------
                           StocksPLUS*
--------------------------------------------------------------------
Global Stock Funds         RCM Global Equity
                           ----------------------------------
                           RCM Global Small-Cap
--------------------------------------------------------------------
International Stock Funds  RCM International Growth Equity
                           ----------------------------------
                           RCM Europe
                           ----------------------------------
                           RCM Emerging Markets
                           ----------------------------------
                           Tax-Efficient Structured Emerging
                           Markets
--------------------------------------------------------------------
Sector-Related Stock Funds Innovation
                           ----------------------------------
                           RCM Global Technology

               --------
              * PIMCO StocksPLUS Fund is not offered in this Prospectus. The investment objective of PIMCO StocksPLUS Fund is total return that exceeds that of the S&P 500 Index. PIMCO StocksPLUS Fund's main investments are S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities. For a complete description of PIMCO StocksPLUS Fund, see the Underlying Bond Fund prospectus referred to below.
             ** The RCM Small-Cap Fund is not offered in this Prospectus. The investment objective of the RCM Small-Cap Fund is long-term capital appreciation and it focuses on small capitalization equity securities. For a complete description of this Fund, see the RCM Funds Prospectus referred to above.

Underlying     The investment objective of each Underlying Bond Fund (except as
Bond Funds     provided below) is to seek to realize maximum total return, consistent with preservation of capital and prudent investment management. The "total return" sought by most of the Underlying
               Bond Funds will consist of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The investment objective of PIMCO Real Return Fund is to seek to realize maximum real return, consistent with preservation of real capital and prudent investment management. "Real return" is a measure of the change in purchasing power of money invested in a particular investment after adjusting for inflation. The investment objective of each of PIMCO Money Market Fund and PIMCO Short-Term Fund is to seek to obtain maximum current income, consistent with preservation of capital and daily liquidity. PIMCO Money Market Fund also attempts to maintain a stable net asset value of $1.00 per share, although there can be no assurance that it will be successful in doing so.


118 PIMCO Funds: Multi-Manager Series

               The following provides a concise description of the main investments of and other information relating to each Underlying Bond Fund. For a complete description of these Funds, please see the Underlying Bond Fund prospectus for PIMCO Funds: Pacific Investment Management Series, which is incorporated herein by reference and is available free of charge by telephoning the Trust at 1-800-927-4648.

                                                                                                                 Non-
                                                                                                                 U.S. Dollar
                                                                                                                 Denominated
                     PIMCO Fund        Main Investments                 Duration         Credit Quality/(1)/     Securities/(2)/
--------------------------------------------------------------------------------------------------------------------------------
Short Duration       Money Market      Money market instruments         #90 days         Min 95% Aaa or Prime 1;   0%
Bond Funds                                                              dollar-weighted  #5% Aa or Prime 2
                                                                        average maturity
                     -----------------------------------------------------------------------------------------------------------
                     Short-Term        Money market instruments and     0-1 yr           B to Aaa; max 10%         0-5%(3)
                                       short maturity fixed income                       below Baa
                                       securities
                     -----------------------------------------------------------------------------------------------------------
                     Low Duration      Short maturity fixed income      1-3 yrs          B to Aaa; max 10%         0-20%(3)
                                       securities                                        below Baa
--------------------------------------------------------------------------------------------------------------------------------
Intermediate         Moderate Duration Short and intermediate maturity  2-5 yrs          B to Aaa; max 10%         0-20%(3)
Duration                               fixed income securities                           below Baa
Bond Funds
                     -----------------------------------------------------------------------------------------------------------
                     Total Return      Intermediate maturity fixed      3-6 yrs          B to Aaa; max 10%         0-20%(3)
                                       income securities                                 below Baa
                     -----------------------------------------------------------------------------------------------------------
                     Total Return II   Intermediate maturity fixed      3-6 yrs          Baa to Aaa                0%
                                       income securities with quality
                                       and non-U.S. issuer restrictions
--------------------------------------------------------------------------------------------------------------------------------
Long Duration        Long-Term U.S.    Long-term maturity fixed income  $8 yrs           A to Aaa                  0%
Bond Funds           Government        securities
--------------------------------------------------------------------------------------------------------------------------------
International        Global Bond       U.S. and non-U.S. intermediate   3-7 yrs          B to Aaa; max 10%         25-75%(4)
Bond Funds                             maturity fixed income securities                  below Baa
                     -----------------------------------------------------------------------------------------------------------
                     Foreign Bond      Intermediate maturity hedged     3-7 yrs          B to Aaa; max 10%         $85%(4)
                                       non-U.S. fixed income securities                  below Baa
                     -----------------------------------------------------------------------------------------------------------
                     Emerging Markets  Emerging market fixed income     0-8 yrs          Caa to Aaa; max 15%       $80%(4)
                     Bond              securities                                        below B
--------------------------------------------------------------------------------------------------------------------------------
High Yield           High Yield        Higher yielding fixed income     2-6 yrs          B to Aaa; min 65%         0-15%(5)
Bond Funds                             securities                                        below Baa
--------------------------------------------------------------------------------------------------------------------------------
Inflation Indexed    Real Return       Inflation-indexed fixed income   N/A              B to Aaa; max 10%         0-20%(3)
Bond Funds                             securities                                        below Baa
                     -----------------------------------------------------------------------------------------------------------

1.As rated by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Services, or if unrated, determined by Pacific Investment Management Company to be of comparable quality.
2.Each Underlying Bond Fund (except PIMCO Long-Term U.S. Government Fund) may invest beyond these limits in U.S.
  dollar-denominated securities of non- U.S. issuers.
3.The percentage limitation relates to non-U.S. dollar-denominated securities.
4.The percentage limitation relates to securities of foreign issuers denominated in any currency.
5.The percentage limitation relates to euro-denominated securities.

               Each Underlying Bond Fund invests at least 65% of its assets in the following types of securities, which, unless provided above, may be issued by domestic or foreign entities and denominated in U.S. dollars or foreign currencies: securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.


                                                                  Prospectus 119

Other          In addition to purchasing the securities listed above under
Investment     "Main Investments," some or all of the Underlying Funds may to
Practices of   varying extents: lend portfolio securities; enter into
the            repurchase agreements and reverse repurchase agreements;
Underlying     purchase and sell securities on a when-issued or delayed
Funds          delivery basis; enter into forward commitments to purchase securities; purchase and write call and put options on securities and securities indexes; enter into futures contracts, options on futures contracts and swap agreements; invest in foreign securities; and buy or sell foreign currencies and enter into forward foreign currency contracts. These and the other types of securities and investment techniques used by the Underlying Funds all have attendant risks. The Asset Allocation
               Fund is indirectly subject to some or all of these risks to varying degrees because it invests all of its assets in the Underlying Funds. For further information concerning the investment practices of and risks associated with the Underlying
               Funds, please see the Underlying Bond Fund prospectus and Statement of Additional Information, the RCM Funds Prospectus, the remainder of this Prospectus, and "Investment Objectives and Policies" in the Statement of Additional Information, which are incorporated herein by reference and are available free of charge by telephoning the Trust at 1-800-927-4648.

Additional     In addition to the Underlying Funds listed above, the Asset
Underlying     Allocation Fund may invest in additional Underlying Funds,
Funds          including those that may become available for investment in the future, at the discretion of PIMCO Funds Advisors and without shareholder approval.

               Other Risk Information

Potential      PIMCO Funds Advisors has broad discretion to allocate and
Conflicts of   reallocate the Asset Allocation Fund's assets among the
Interest       Underlying Funds consistent with the Fund's investment
               objectives and policies and asset allocation targets and ranges.
               Although PIMCO Funds Advisors does not charge an investment advisory fee for its asset allocation services, PIMCO Funds
               Advisors and its affiliates indirectly receive fees (including investment advisory and administrative fees) from the Underlying
               Funds in which the Fund invests. In this regard, PIMCO Funds
               Advisors has a financial incentive to invest the Fund's assets in Underlying Funds with higher fees than other Funds, even if it believes that alternate investments would better serve the Fund's investment program. PIMCO Funds Advisors is legally obligated to disregard that incentive in making asset allocation decisions for the Fund. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Asset Allocation Fund and the Underlying Funds.


120 PIMCO Funds: Multi-Manager Series

                     (This page left blank intentionally)


                                                                  Prospectus 121

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. For the Basic Value Fund, the information reflects financial results for Institutional Class shares of the Fund, which are offered in a different prospectus. Classes A, B and C shares of the Basic Value Fund were not offered during the periods shown. The performance shown below is better than that which would have been achieved by Class A, B and C shares of the Basic Value Fund because of the higher fees and expenses associated with Class A, B and C shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This
information has been audited by [            ], whose report, along with each
Fund's financial statements, are included in the Trust's annual reports to shareholders. The annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

The information provided for each of the Growth, Innovation, Opportunity, Renaissance and Target Funds reflects the operational history of a corresponding series of PIMCO Funds which reorganized as a series of the Trust on January 17, 1997. In connection with the reorganizations, these Funds changed their fiscal year ends from September 30 to June 30. The expense ratios provided for these Funds for periods prior to January 17, 1997 reflect fee arrangements of PIMCO Funds previously in effect which differ from the current fee arrangements of the Trust. Neither the Equity Income Fund nor the RCM Funds offered Class A, B or C shares during the period ended June 30, 2001. [To be updated by post-effective amendment.]


                        Net Asset    Net       Net Realized/  Total Income Dividends  Dividends in  Distributions Distributions
       Year or            Value   Investment     Unrealized       From      From Net  Excess of Net   From Net    in Excess of
       Period           Beginning   Income     Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
        Ended           of Period   (Loss)      Investments    Operations    Income      Income     Capital Gains Capital Gains
-------------------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund(i)
  Class A
   06/30/01              $11.48     $ 0.61 (a)     $(0.80)(a)    $(0.19)     $(0.59)     $ 0.00        $ 0.00        $(0.69)
   06/30/00               11.27       0.56 (a)       0.44 (a)      1.00       (0.35)       0.00         (0.44)         0.00
   09/30/98-06/30/99      10.00       0.31 (a)       1.23 (a)      1.54       (0.27)       0.00          0.00          0.00
  Class B
   06/30/01               11.46       0.53 (a)      (0.80)(a)     (0.27)      (0.52)       0.00          0.00         (0.69)
   06/30/00               11.25       0.48 (a)       0.44 (a)      0.92       (0.27)       0.00         (0.44)         0.00
   09/30/98-06/30/99      10.00       0.16 (a)       1.31 (a)      1.47       (0.22)       0.00          0.00          0.00
  Class C
   06/30/01               11.46       0.53 (a)      (0.81)(a)     (0.28)      (0.52)       0.00          0.00         (0.69)
   06/30/00               11.24       0.48 (a)       0.44 (a)      0.92       (0.26)       0.00         (0.44)         0.00
   09/30/98-06/30/99      10.00       0.18 (a)       1.29 (a)      1.47       (0.23)       0.00          0.00          0.00
Basic Value Fund(i)
  Institutional Class
   7/1/01-12/31/01+//    $12.64     $ 0.41(a)      $(0.22)(a)    $(0.08)     $(0.19)     $ 0.00        $ 0.00        $ 0.00
   06/30/01               10.85       0.29(a)        2.15 (a)      2.44       (0.25)       0.00          0.00         (0.40)
   05/08/00-06/30/00      11.22       0.07(a)       (0.39)(a)     (0.32)      (0.05)       0.00          0.00          0.00
Capital Appreciation Fund
  Class A
   06/30/01              $26.94     $ 0.03 (a)     $(1.36)(a)    $(1.33)     $(0.09)     $ 0.00        $(3.49)       $(4.49)
   06/30/00               26.65      (0.03)(a)       5.34 (a)      5.31       (0.01)      (0.01)        (5.00)         0.00
   06/30/99               26.01       0.06 (a)       2.33 (a)      2.39       (0.10)       0.00         (1.65)         0.00
   06/30/98               21.16       0.07 (a)       6.55 (a)      6.62       (0.09)       0.00         (1.68)         0.00
   01/20/97-06/30/97      19.31       0.09           1.76          1.85        0.00        0.00          0.00          0.00
  Class B
   06/30/01               26.30      (0.13)(a)      (1.30)(a)     (1.43)      (0.01)       0.00         (3.49)        (4.49)
   06/30/00               26.29      (0.22)(a)       5.23 (a)      5.01        0.00        0.00         (5.00)         0.00
   06/30/99               25.75      (0.13)(a)       2.32 (a)      2.19        0.00        0.00         (1.65)         0.00
   06/30/98               21.10      (0.11)(a)       6.51 (a)      6.40       (0.07)       0.00         (1.68)         0.00
   01/20/97-06/30/97      19.31       0.01           1.78          1.79        0.00        0.00          0.00          0.00
  Class C
   06/30/01               26.34      (0.13)(a)      (1.31)(a)     (1.44)      (0.01)       0.00         (3.49)        (4.49)
   06/30/00               26.31      (0.22)(a)       5.25 (a)      5.03        0.00        0.00         (5.00)         0.00
   06/30/99               25.78      (0.13)(a)       2.31 (a)      2.18        0.00        0.00         (1.65)         0.00
   06/30/98               21.10      (0.12)(a)       6.53 (a)      6.41       (0.05)       0.00         (1.68)         0.00
   01/20/97-06/30/97      19.31       0.02           1.77          1.79        0.00        0.00          0.00          0.00
Global Innovation
  Class A
   06/30/01              $18.93     $(0.19)(a)     $(8.70)(a)    $(8.89)     $ 0.00      $ 0.00        $ 0.00        $(0.03)
   12/31/99-06/30/00      10.00      (0.03)(a)       8.96 (a)      8.93        0.00        0.00          0.00          0.00
  Class B
   06/30/01               18.91      (0.29)(a)      (8.67)(a)     (8.96)       0.00        0.00          0.00         (0.03)
   03/31/00-06/30/00      20.17      (0.07)(a)      (1.19)(a)     (1.26)       0.00        0.00          0.00          0.00
  Class C
   06/30/01               18.91      (0.29)(a)      (8.67)(a)     (8.96)       0.00        0.00          0.00         (0.03)
   03/31/00-06/30/00      20.17      (0.07)(a)      (1.19)(a)     (1.26)       0.00        0.00          0.00          0.00

--------
+   Unaudited
*   Annualized
(a) Per share amounts based upon average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding trustee's expense is 0.70%.
(i) Formerly PIMCO Funds Asset Allocation Series--60/40 Portfolio.


122 PIMCO Funds: Multi-Manager Series

                                                                                Ratio of Net
                                                                  Ratio of       Investment
Tax Basis                Net Asset                Net Assets End Expenses to  Income (Loss) to
Return of     Total     Value End of                of Period    Average Net    Average Net      Portfolio
 Capital  Distributions    Period    Total Return     (000s)       Assets          Assets      Turnover Rate
------------------------------------------------------------------------------------------------------------
 $(0.09)     $(1.37)       $ 9.92        (1.92)%     $  3,044       0.65%           5.65%            39%
    0.00      (0.79)        11.48         9.15          2,170       0.65            4.96             44
    0.00      (0.27)        11.27        15.50          2,196       0.65*           3.76*            39
  (0.08)      (1.29)         9.90        (2.62)         5,038       1.40            4.90             39
    0.00      (0.71)        11.46         8.36          4,415       1.40            4.21             44
    0.00      (0.22)        11.25        14.83          3,653       1.40*           1.92*            39
  (0.08)      (1.29)         9.89        (2.71)        13,349       1.40            4.90             39
    0.00      (0.70)        11.46         8.41         10,376       1.40            4.22             44
    0.00      (0.23)        11.24        14.82          9,826       1.40*           2.14*            39
  $ 0.00     $(8.07)       $17.54        (9.15)%     $111,193       1.10%           0.14%           112%
    0.00      (5.02)        26.94        22.73         91,927       1.11           (0.10)           119
    0.00      (1.75)        26.65        10.14         91,296       1.10            0.24            120
    0.00      (1.77)        26.01        32.39         72,803       1.10            0.27             75
    0.00       0.00         21.16         9.58          6,534       1.11*           0.59*            87
    0.00      (7.99)        16.88        (9.83)        70,991       1.85           (0.60)%          112
    0.00      (5.00)        26.30        21.79         66,044       1.86           (0.86)           119
    0.00      (1.65)        26.29         9.39         55,094       1.85           (0.52)           120
    0.00      (1.75)        25.75        31.39         40,901       1.85           (0.47)            75
    0.00       0.00         21.10         9.27          3,022       1.85*          (0.26)*           87
    0.00      (7.99)        16.91        (9.86)        83,843       1.85           (0.60)           112
    0.00      (5.00)        26.34        21.85         82,864       1.86           (0.86)           119
    0.00      (1.65)        26.31         9.34         81,097       1.85           (0.52)           120
    0.00      (1.73)        25.78        31.40         71,481       1.85           (0.49)            75
    0.00       0.00         21.10         9.27         13,093       1.86*          (0.23)*           87
  $ 0.00     $(0.03)       $10.01       (47.04)%     $ 78,588       1.85%          (1.44)%          261%
    0.00       0.00         18.93        89.30         31,998       1.61%(b)*      (0.58)*          131
    0.00      (0.03)         9.92       (47.46)        62,472       2.60           (2.19)           261
    0.00       0.00         18.91        (6.25)        25,375       2.60(c)*       (1.70)*          131
    0.00      (0.03)         9.92       (47.46)       106,905       2.60           (2.19)           261
    0.00       0.00         18.91        (6.25)        46,826       2.60(c)*       (1.70)*          131

--------
(b) If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.67% for the period ended June 30, 2000.
(c) If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.70% for the period ended June 30, 2000.


                                                                  Prospectus 123

                                                     Net Realized/                  Dividends  Dividends in   Distributions
       Year or         Net Asset Value      Net        Unrealized    Total Income    From Net  Excess of Net     From Net
       Period             Beginning     Investment   Gain (Loss) on From Investment Investment  Investment   Realized Capital
        Ended             of Period    Income (Loss)  Investments     Operations      Income      Income          Gains
------------------------------------------------------------------------------------------------------------------------------
Growth Fund (ii)
  Class A
   06/30/01                $38.94         $(0.19)(a)    $(11.85)(a)     $(12.04)      $ 0.00       $0.00          $(2.35)
   06/30/00                 34.12          (0.29)(a)      10.77 (a)       10.48         0.00        0.00           (5.66)
   06/30/99                 32.62          (0.14)(a)       5.56 (a)        5.42         0.00        0.00           (3.92)
   06/30/98                 27.03          (0.08)(a)       9.99 (a)        9.91         0.00        0.00           (4.32)
   10/01/96-06/30/97        26.58           0.69           3.27            3.96         0.00        0.00           (3.51)
   09/30/96                 25.73           0.06           3.72            3.78         0.00        0.00           (2.93)
  Class B
   06/30/01                 34.66          (0.37)(a)     (10.45)(a)      (10.82)        0.00        0.00           (2.35)
   06/30/00                 31.15          (0.51)(a)       9.68 (a)        9.17         0.00        0.00           (5.66)
   06/30/99                 30.34          (0.35)(a)       5.08 (a)        4.73         0.00        0.00           (3.92)
   06/30/98                 25.59          (0.28)(a)       9.35 (a)        9.07         0.00        0.00           (4.32)
   10/01/96-06/30/97        25.46           0.35           3.29            3.64         0.00        0.00           (3.51)
   09/30/96                 24.94          (0.07)          3.52            3.45         0.00        0.00           (2.93)
  Class C
   06/30/01                 34.66          (0.38)(a)     (10.44)(a)      (10.82)        0.00        0.00           (2.35)
   06/30/00                 31.15          (0.51)(a)       9.68 (a)        9.17         0.00        0.00           (5.66)
   06/30/99                 30.33          (0.35)(a)       5.09 (a)        4.74         0.00        0.00           (3.92)
   06/30/98                 25.58          (0.28)(a)       9.35 (a)        9.07         0.00        0.00           (4.32)
   10/01/96-06/30/97        25.46           0.45           3.18            3.63         0.00        0.00           (3.51)
   09/30/96                 24.94          (0.12)          3.57            3.45         0.00        0.00           (2.93)

Growth & Income Fund
  Class A
   07/31/00-06/30/01       $13.11         $ 0.04 (a)    $ (0.27)(a)     $ (0.23)      $(0.05)      $0.00          $ 0.00
  Class B
   07/31/00-06/30/01        13.11          (0.02)(a)      (0.28)(a)       (0.30)       (0.04)       0.00            0.00
  Class C
   07/31/00-06/30/01        13.11          (0.01)(a)      (0.29)(a)       (0.30)       (0.05)       0.00            0.00

Innovation Fund (iii)
  Class A
   06/30/01                $72.29         $(0.46)(a)    $(36.74)(a)     $(37.20)      $ 0.00       $0.00          $ 0.00
   06/30/00                 37.46          (0.58)(a)      41.80 (a)       41.22         0.00        0.00           (6.39)
   06/30/99                 24.28          (0.28)(a)      14.72 (a)       14.44         0.00        0.00           (1.26)
   06/30/98                 17.43          (0.19)(a)       8.21 (a)        8.02         0.00        0.00           (0.99)
   10/01/96-06/30/97        17.26           0.07           0.36            0.43         0.00        0.00           (0.26)
   09/30/96                 14.74          (0.07)          2.94            2.87         0.00        0.00           (0.35)
  Class B
   06/30/01                 69.06          (0.78)(a)     (34.86)(a)      (35.64)        0.00        0.00            0.00
   06/30/00                 36.09          (1.01)(a)      40.37 (a)       39.36         0.00        0.00           (6.39)
   06/30/99                 23.60          (0.49)(a)      14.24 (a)       13.75         0.00        0.00           (1.26)
   06/30/98                 17.10          (0.33)(a)       8.00 (a)        7.67         0.00        0.00           (0.99)
   10/01/96-06/30/97        17.04          (0.03)          0.35            0.32         0.00        0.00           (0.26)
   09/30/96                 14.66          (0.11)          2.84            2.73         0.00        0.00           (0.35)
  Class C
   06/30/01                 69.04          (0.79)(a)     (34.84)(a)      (35.63)        0.00        0.00            0.00
   06/30/00                 36.08          (1.00)(a)      40.35 (a)       39.35         0.00        0.00           (6.39)
   06/30/99                 23.59          (0.48)(a)      14.23 (a)       13.75         0.00        0.00           (1.26)
   06/30/98                 17.09          (0.33)(a)       8.00 (a)        7.67         0.00        0.00           (0.99)
   10/01/96-06/30/97        17.04          (0.02)          0.33            0.31         0.00        0.00           (0.26)
   09/30/96                 14.65          (0.15)          2.89            2.74         0.00        0.00           (0.35)

                       Distributions
       Year or         in Excess of
       Period          Net Realized
        Ended          Capital Gains
------------------------------------
Growth Fund (ii)
  Class A
   06/30/01               $ 0.00
   06/30/00                 0.00
   06/30/99                 0.00
   06/30/98                 0.00
   10/01/96-06/30/97        0.00
   09/30/96                 0.00
  Class B
   06/30/01                 0.00
   06/30/00                 0.00
   06/30/99                 0.00
   06/30/98                 0.00
   10/01/96-06/30/97        0.00
   09/30/96                 0.00
  Class C
   06/30/01                 0.00
   06/30/00                 0.00
   06/30/99                 0.00
   06/30/98                 0.00
   10/01/96-06/30/97        0.00
   09/30/96                 0.00

Growth & Income Fund
  Class A
   07/31/00-06/30/01      $(3.63)
  Class B
   07/31/00-06/30/01       (3.63)
  Class C
   07/31/00-06/30/01       (3.63)

Innovation Fund (iii)
  Class A
   06/30/01               $(6.35)
   06/30/00                 0.00
   06/30/99                 0.00
   06/30/98                (0.18)
   10/01/96-06/30/97        0.00
   09/30/96                 0.00
  Class B
   06/30/01                (6.35)
   06/30/00                 0.00
   06/30/99                 0.00
   06/30/98                (0.18)
   10/01/96-06/30/97        0.00
   09/30/96                 0.00
  Class C
   06/30/01                (6.35)
   06/30/00                 0.00
   06/30/99                 0.00
   06/30/98                (0.18)
   10/01/96-06/30/97        0.00
   09/30/96                 0.00

--------
 * Annualized
(a) Per share amounts based upon average number of shares outstanding during the period.


124 PIMCO Funds: Multi-Manager Series

                                                                                 Ratio of Net
                                                                    Ratio of      Investment
Tax Basis                Net Asset                                 Expenses to Income (Loss) to
Return of     Total     Value End of               Net Assets End  Average Net   Average Net      Portfolio
 Capital  Distributions    Period    Total Return of Period (000s)   Assets         Assets      Turnover Rate
-------------------------------------------------------------------------------------------------------------
  $0.00      $(2.35)       $24.55       (32.40)%     $  173,990       1.15%         (0.58)%           85%
   0.00       (5.66)        38.94        32.49          255,744       1.61          (0.78)            72
   0.00       (3.92)        34.12        18.65          227,638       1.16          (0.44)           131
   0.00       (4.32)        32.62        41.03          180,119       1.16          (0.27)           123
   0.00       (3.51)        27.03        15.93          147,276       1.11*          0.13*            94
   0.00       (2.93)        26.58        16.11          151,103       1.11           0.24            104
   0.00       (2.35)        21.49       (32.90)         162,382       1.90          (1.33)            85
   0.00       (5.66)        34.66        31.31          213,627       1.91          (1.53)            72
   0.00       (3.92)        31.15        17.72          133,850       1.90          (1.19)           131
   0.00       (4.32)        30.34        39.97           80,719       1.91          (1.02)           123
   0.00       (3.51)        25.59        15.32           55,626       1.86*         (0.62)*           94
   0.00       (2.93)        25.46        15.22           37,256       1.86          (0.51)           104
   0.00       (2.35)        21.49       (32.91)       1,486,530       1.90          (1.34)            85
   0.00       (5.66)        34.66        31.31        2,416,067       1.91          (1.53)            72
   0.00       (3.92)        31.15        17.76        2,064,450       1.90          (1.18)           131
   0.00       (4.32)        30.33        39.99        1,853,002       1.91          (1.02)           123
   0.00       (3.51)        25.58        15.27        1,514,432       1.86*         (0.61)*           94
   0.00       (2.93)        25.46        15.22        1,450,216       1.86          (0.51)           104

  $0.00      $(3.68)       $ 9.20        (4.47)%     $   12,050       1.35%*         0.49%*           77%
   0.00       (3.67)         9.14        (5.11)          15,663       2.10*         (0.21)*           77
   0.00       (3.68)         9.13        (5.15)          16,167       2.10*         (0.17)*           77

  $0.00      $(6.35)       $28.74       (55.14)%     $  734,124       1.28%         (0.95)%          271%
   0.00       (6.39)        72.29       115.04        1,408,455       1.30          (0.91)           186
   0.00       (1.26)        37.46        61.36          313,946       1.30          (0.90)           119
   0.00       (1.17)        24.28        48.10           85,800       1.31          (0.94)           100
   0.00       (0.26)        17.43         2.41           56,215       1.28*         (0.68)*           80
   0.00       (0.35)        17.26        19.86           50,067       1.31          (0.61)           123
   0.00       (6.35)        27.07       (55.48)         801,890       2.03          (1.69)           271
   0.00       (6.39)        69.06       114.17        1,680,792       2.05          (1.66)           186
   0.00       (1.26)        36.09        60.17          351,876       2.05          (1.64)           119
   0.00       (1.17)        23.60        46.95           81,130       2.06          (1.69)           100
   0.00       (0.26)        17.10         1.79           51,472       2.03*         (1.43)*           80
   0.00       (0.35)        17.04        18.99           33,778       2.06          (1.36)           123
   0.00       (6.35)        27.06       (55.48)       1,009,666       2.04          (1.70)           271
   0.00       (6.39)        69.04       114.17        2,275,811       2.05          (1.66)           186
   0.00       (1.26)        36.08        60.20          580,251       2.05          (1.65)           119
   0.00       (1.17)        23.59        46.97          219,258       2.06          (1.69)           100
   0.00       (0.26)        17.09         1.73          162,889       2.03*         (1.43)*           80
   0.00       (0.35)        17.04        19.08          137,752       2.06          (1.36)           123

--------
(ii) The information provided for the Growth Fund reflects results of operations under the Fund's former Sub-Adviser through March 6, 2000; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.
(iii) The information provided for the Innovation Fund reflects results of operations under the Fund's former Sub-Adviser through March 6, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.


                                                                  Prospectus 125

                                                     Net Realized/                  Dividends  Dividends in   Distributions
       Year or         Net Asset Value      Net        Unrealized    Total Income    From Net  Excess of Net     From Net
       Period             Beginning     Investment   Gain (Loss) on From Investment Investment  Investment   Realized Capital
        Ended             of Period    Income (Loss)  Investments     Operations      Income      Income          Gains
------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Fund (iv)
  Class A
   06/30/01                $30.57         $ 0.10 (a)     $(0.76)(a)     $(0.66)       $(0.10)     $ 0.00          $(3.14)
   06/30/00                 22.82          (0.01)(a)       7.82 (a)       7.81         (0.02)      (0.02)          (0.02)
   06/30/99                 24.00           0.03 (a)      (0.13)(a)      (0.10)        (0.01)       0.00           (1.07)
   06/30/98                 20.24           0.02 (a)       5.11 (a)       5.13         (0.04)       0.00           (1.33)
   01/13/97-06/30/97        18.14          (0.04)          2.14           2.10          0.00        0.00            0.00
  Class B
   06/30/01                 29.87          (0.08)(a)      (0.72)(a)      (0.80)        (0.01)       0.00           (3.14)
   06/30/00                 22.43          (0.20)(a)       7.66 (a)       7.46          0.00        0.00           (0.02)
   06/30/99                 23.77          (0.13)(a)      (0.14)(a)      (0.27)         0.00        0.00           (1.07)
   06/30/98                 20.17          (0.16)(a)       5.09 (a)       4.93          0.00        0.00           (1.33)
   01/13/97-06/30/97        18.14          (0.11)          2.14           2.03          0.00        0.00            0.00
  Class C
   06/30/01                 29.88          (0.09)(a)      (0.72)(a)      (0.81)         0.00        0.00           (3.14)
   06/30/00                 22.44          (0.20)(a)       7.66 (a)       7.46          0.00        0.00           (0.02)
   06/30/99                 23.77          (0.13)(a)      (0.13)(a)      (0.26)         0.00        0.00           (1.07)
   06/30/98                 20.18          (0.16)(a)       5.08 (a)       4.92          0.00        0.00           (1.33)
   01/13/97-06/30/97        18.14          (0.10)          2.14           2.04          0.00        0.00            0.00

Opportunity Fund (v)
  Class A
   06/30/01                $31.58         $(0.16)(a)     $(7.29)(a)     $(7.45)       $ 0.00      $ 0.00          $ 0.00
   06/30/00                 26.96          (0.25)(a)      12.75 (a)      12.50          0.00        0.00           (7.88)
   06/30/99                 31.33          (0.21)(a)       0.46 (a)       0.25          0.00        0.00           (4.62)
   06/30/98                 29.35          (0.27)(a)       4.19 (a)       3.92          0.00        0.00           (1.94)
   10/01/96-06/30/97        37.36           0.00          (3.10)         (3.10)         0.00        0.00           (4.91)
   09/30/96                 39.08          (0.11)          6.12           6.01          0.00        0.00           (7.73)
  Class B
   06/30/01                 27.21          (0.27)(a)      (6.18)(a)      (6.45)         0.00        0.00            0.00
   06/30/00                 24.20          (0.43)(a)      11.32 (a)      10.89          0.00        0.00           (7.88)
   03/31/99-06/30/99        21.40          (0.09)          2.89           2.80          0.00        0.00            0.00
  Class C
   06/30/01                 27.22          (0.28)(a)      (6.19)(a)      (6.47)         0.00        0.00            0.00
   06/30/00                 24.19          (0.42)(a)      11.33 (a)      10.91          0.00        0.00           (7.88)
   06/30/99                 28.86          (0.37)(a)       0.32 (a)      (0.05)         0.00        0.00           (4.62)
   06/30/98                 27.38          (0.46)(a)       3.88 (a)       3.42          0.00        0.00           (1.94)
   10/01/96-06/30/97        35.38          (0.04)         (3.05)         (3.09)         0.00        0.00           (4.91)
   09/30/96                 37.64          (0.35)          5.82           5.47          0.00        0.00           (7.73)

Renaissance Fund (vi)
  Class A
   06/30/01                $14.95         $ 0.10 (a)     $ 5.46 (a)     $ 5.56        $(0.07)     $ 0.00          $(1.13)
   06/30/00                 18.21           0.06 (a)       0.13 (a)       0.19          0.00        0.00           (2.59)
   06/30/99                 19.10          (0.01)(a)       1.45 (a)       1.44          0.00        0.00           (2.33)
   06/30/98                 17.73           0.07 (a)       4.91 (a)       4.98         (0.08)       0.00           (3.53)
   10/01/96-06/30/97        16.08           0.12 (a)       3.90 (a)       4.02         (0.12)       0.00           (2.25)
   09/30/96                 14.14           0.23           2.79           3.02         (0.23)      (0.07)          (0.78)

                       Distributions
       Year or         in Excess of
       Period          Net Realized
        Ended          Capital Gains
------------------------------------
Mid-Cap Fund (iv)
  Class A
   06/30/01               $(5.65)
   06/30/00                 0.00
   06/30/99                 0.00
   06/30/98                 0.00
   01/13/97-06/30/97        0.00
  Class B
   06/30/01                (5.65)
   06/30/00                 0.00
   06/30/99                 0.00
   06/30/98                 0.00
   01/13/97-06/30/97        0.00
  Class C
   06/30/01                (5.65)
   06/30/00                 0.00
   06/30/99                 0.00
   06/30/98                 0.00
   01/13/97-06/30/97        0.00

Opportunity Fund (v)
  Class A
   06/30/01               $(5.08)
   06/30/00                 0.00
   06/30/99                 0.00
   06/30/98                 0.00
   10/01/96-06/30/97        0.00
   09/30/96                 0.00
  Class B
   06/30/01                (5.08)
   06/30/00                 0.00
   03/31/99-06/30/99        0.00
  Class C
   06/30/01                (5.08)
   06/30/00                 0.00
   06/30/99                 0.00
   06/30/98                 0.00
   10/01/96-06/30/97        0.00
   09/30/96                 0.00

Renaissance Fund (vi)
  Class A
   06/30/01               $ 0.00
   06/30/00                (0.86)
   06/30/99                 0.00
   06/30/98                 0.00
   10/01/96-06/30/97        0.00
   09/30/96                 0.00

--------
 *   Annualized
(a) Per share amounts based upon average number of shares outstanding during the period.
(iv) Formerly the PIMCO Mid-Cap Growth Fund.


126 PIMCO Funds: Multi-Manager Series

                                                                               Ratio of Net
                                                                    Ratio of    Investment
Tax Basis                Net Asset                                 Expenses to  Income to
Return of     Total     Value End of               Net Assets End  Average Net Average Net    Portfolio
 Capital  Distributions    Period    Total Return of Period (000s)   Assets       Assets    Turnover Rate
---------------------------------------------------------------------------------------------------------
  $0.00      $(8.89)       $21.02        (5.66)%      $137,944        1.10%        0.40%         153%
   0.00       (0.06)        30.57        34.28         156,949        1.11        (0.05)         164
   0.00       (1.08)        22.82        (0.13)        124,680        1.10         0.15           85
   0.00       (1.37)        24.00        25.71          57,164        1.11         0.07           66
   0.00        0.00         20.24        11.58          12,184        1.11*        0.17*          82
   0.00       (8.80)        20.27        (6.34)         88,901        1.85        (0.34)         153
   0.00       (0.02)        29.87        33.27          88,648        1.86        (0.80)         164
   0.00       (1.07)        22.43        (0.86)         84,698        1.85        (0.62)          85
   0.00       (1.33)        23.77        24.76          84,535        1.86        (0.68)          66
   0.00        0.00         20.17        11.19          28,259        1.85*       (0.58)*         82
   0.00       (8.79)        20.28        (6.36)        102,653        1.85        (0.34)         153
   0.00       (0.02)        29.88        33.25         104,082        1.86        (0.80)         164
   0.00       (1.07)        22.44        (0.82)        112,507        1.85        (0.63)          85
   0.00       (1.33)        23.77        24.70         140,438        1.86        (0.68)          66
   0.00        0.00         20.18        11.25          53,686        1.86*       (0.58)*         82

  $0.00      $(5.08)       $19.05       (25.68)%      $ 92,521        1.30%       (0.68)%        237%
   0.00       (7.88)        31.58        50.77         142,064        1.31        (0.81)         254
   0.00       (4.62)        26.96         3.98         121,507        1.31        (0.86)         175
   0.00       (1.94)        31.33        13.87         200,935        1.31        (0.88)          86
   0.00       (4.91)        29.35        (8.87)        213,484        1.25*       (0.12)*         69
   0.00       (7.73)        37.36        18.35         134,859        1.13        (0.32)          91
   0.00       (5.08)        15.68       (26.19)         25,988        2.05        (1.42)         237
   0.00       (7.88)        27.21        49.78          28,145        2.06        (1.57)         254
   0.00        0.00         24.20        13.08             251        2.03*       (1.65)*        175
   0.00       (5.08)        15.67       (26.26)        255,355        2.05        (1.42)         237
   0.00       (7.88)        27.22        49.88         401,118        2.06        (1.57)         254
   0.00       (4.62)        24.19         3.20         308,877        2.06        (1.62)         175
   0.00       (1.94)        28.86        13.01         500,011        2.06        (1.63)          86
   0.00       (4.91)        27.38        (9.40)        629,446        1.97*       (0.95)*         69
   0.00       (7.73)        35.38        17.47         800,250        1.88        (1.07)          91

  $0.00      $(1.20)       $19.31        38.39%       $424,024        1.25%        0.57%         138%
   0.00       (3.45)        14.95         3.36          68,433        1.25         0.36          133
   0.00       (2.33)        18.21         9.94          90,445        1.26        (0.04)         221
   0.00       (3.61)        19.10        30.98          85,562        1.26         0.35          192
   0.00       (2.37)        17.73        27.53          33,606        1.23*        0.95*         131
   0.00       (1.08)        16.08        22.37          20,631        1.25         1.60          203

--------
(v) The information provided for the Opportunity Fund reflects results of operations under the Fund's former Sub-Adviser through March 6, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.
(vi) The information provided for the Renaissance Fund reflects results of operations under the Fund's former Sub-Adviser through May 7, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.


                                                                  Prospectus 127

                                                       Net Realized/                  Dividends  Dividends in   Distributions
        Year or          Net Asset Value      Net        Unrealized    Total Income    From Net  Excess of Net     From Net
        Period              Beginning     Investment   Gain (Loss) on From Investment Investment  Investment   Realized Capital
         Ended              of Period    Income (Loss)  Investments     Operations      Income      Income          Gains
--------------------------------------------------------------------------------------------------------------------------------
Renaissance Fund (Cont.)
  Class B
   06/30/01                  $14.60         $(0.03)(a)     $ 5.31 (a)     $ 5.28        $(0.01)     $ 0.00          $(1.13)
   06/30/00                   17.99          (0.07)(a)       0.13 (a)       0.06          0.00        0.00           (2.59)
   06/30/99                   19.06          (0.13)(a)       1.39 (a)       1.26          0.00        0.00           (2.33)
   06/30/98                   17.77          (0.07)(a)       4.91 (a)       4.84         (0.02)       0.00           (3.53)
   10/01/96-06/30/97          16.12           0.03 (a)       3.92 (a)       3.95         (0.05)       0.00           (2.25)
  Class C
   06/30/01                   14.52          (0.02)(a)       5.28 (a)       5.26         (0.01)       0.00           (1.13)
   06/30/00                   17.91          (0.07)(a)       0.13 (a)       0.06          0.00        0.00           (2.59)
   06/30/99                   18.96          (0.13)(a)       1.41 (a)       1.28          0.00        0.00           (2.33)
   06/30/98                   17.69          (0.07)(a)       4.88 (a)       4.81         (0.01)       0.00           (3.53)
   10/01/96-06/30/97          16.05           0.03 (a)       3.90 (a)       3.93         (0.04)       0.00           (2.25)

Select Growth Fund (vii)
  Class A
   06/30/01                  $23.99         $ 0.01 (a)     $(7.94)(a)     $(7.93)       $ 0.00      $(0.06)         $ 0.00
   03/31/00-06/30/00          23.25          (0.00)(a)       0.74 (a)       0.74          0.00        0.00            0.00
  Class B
   06/30/01                   23.96          (0.16)(a)      (7.88)(a)      (8.04)         0.00       (0.04)           0.00
   03/31/00-06/30/00          23.25          (0.06)(a)       0.77 (a)       0.71          0.00        0.00            0.00
  Class C
   06/30/01                   23.96          (0.15)(a)      (7.89)(a)      (8.04)         0.00       (0.04)           0.00
   03/31/00-06/30/00          23.25          (0.05)(a)       0.76 (a)       0.71          0.00        0.00            0.00

Small-Cap Value Fund
  Class A
   06/30/01                  $14.12         $ 0.35 (a)     $ 4.90 (a)     $ 5.25        $(0.35)     $ 0.00          $ 0.00
   06/30/00                   15.93           0.32 (a)      (1.81)(a)      (1.49)        (0.32)       0.00            0.00
   06/30/99                   17.58           0.26 (a)      (1.29)(a)      (1.03)        (0.17)       0.00            0.00
   06/30/98                   15.75           0.23 (a)       2.49 (a)       2.72         (0.13)       0.00           (0.76)
   01/20/97-06/30/97          14.02           0.10           1.63           1.73          0.00        0.00            0.00
  Class B
   06/30/01                   14.04           0.23 (a)       4.87 (a)       5.10         (0.30)       0.00            0.00
   06/30/00                   15.79           0.21 (a)      (1.79)(a)      (1.58)        (0.17)       0.00            0.00
   06/30/99                   17.43           0.14 (a)      (1.27)(a)      (1.13)        (0.06)       0.00            0.00
   06/30/98                   15.71           0.09 (a)       2.48 (a)       2.57         (0.09)       0.00           (0.76)
   01/20/97-06/30/97          14.02           0.08           1.61           1.69          0.00        0.00            0.00
  Class C
   06/30/01                   14.06           0.23 (a)       4.87 (a)       5.10         (0.30)       0.00            0.00
   06/30/00                   15.82           0.21 (a)      (1.79)(a)      (1.58)        (0.18)       0.00            0.00
   06/30/99                   17.44           0.14 (a)      (1.27)(a)      (1.13)        (0.04)       0.00            0.00
   06/30/98                   15.71           0.09 (a)       2.49 (a)       2.58         (0.09)       0.00           (0.76)
   01/20/97-06/30/97          14.02           0.08           1.61           1.69          0.00        0.00            0.00

Target Fund (viii)
  Class A
   06/30/01                  $31.14         $(0.18)(a)     $(7.62)(a)     $(7.80)       $ 0.00      $ 0.00          $(1.41)
   06/30/00                   17.72          (0.23)(a)      15.45 (a)      15.22          0.00        0.00           (1.80)
   03/31/99-06/30/99          16.35          (0.09)(a)       2.44 (a)       2.35          0.00        0.00           (0.98)
   06/30/98                   16.82          (0.08)(a)       4.06 (a)       3.98          0.00        0.00           (4.45)
   10/01/96-06/30/97          17.11          (0.04)(a)       1.82 (a)       1.78          0.00        0.00           (2.07)
   09/30/96                   16.40          (0.05)          2.54           2.49          0.00        0.00           (1.78)

                         Distributions
        Year or          in Excess of
        Period           Net Realized
         Ended           Capital Gains
--------------------------------------
Renaissance Fund (Cont.)
  Class B
   06/30/01                 $ 0.00
   06/30/00                  (0.86)
   06/30/99                   0.00
   06/30/98                   0.00
   10/01/96-06/30/97          0.00
  Class C
   06/30/01                   0.00
   06/30/00                  (0.86)
   06/30/99                   0.00
   06/30/98                   0.00
   10/01/96-06/30/97          0.00

Select Growth Fund (vii)
  Class A
   06/30/01                 $ 0.00
   03/31/00-06/30/00          0.00
  Class B
   06/30/01                   0.00
   03/31/00-06/30/00          0.00
  Class C
   06/30/01                   0.00
   03/31/00-06/30/00          0.00

Small-Cap Value Fund
  Class A
   06/30/01                 $ 0.00
   06/30/00                   0.00
   06/30/99                  (0.45)
   06/30/98                   0.00
   01/20/97-06/30/97          0.00
  Class B
   06/30/01                   0.00
   06/30/00                   0.00
   06/30/99                  (0.45)
   06/30/98                   0.00
   01/20/97-06/30/97          0.00
  Class C
   06/30/01                   0.00
   06/30/00                   0.00
   06/30/99                  (0.45)
   06/30/98                   0.00
   01/20/97-06/30/97          0.00

Target Fund (viii)
  Class A
   06/30/01                 $(2.62)
   06/30/00                   0.00
   03/31/99-06/30/99          0.00
   06/30/98                   0.00
   10/01/96-06/30/97          0.00
   09/30/96                   0.00

--------
 *     Annualized
(a) Per share amounts based upon average number of shares outstanding during the period.


128 PIMCO Funds: Multi-Manager Series

                                                                                 Ratio of Net
                                                                    Ratio of      Investment
Tax Basis                Net Asset                                 Expenses to Income (Loss) to
Return of     Total     Value End of               Net Assets End  Average Net   Average Net      Portfolio
 Capital  Distributions    Period    Total Return of Period (000s)   Assets         Assets      Turnover Rate
-------------------------------------------------------------------------------------------------------------
  $0.00      $(1.14)       $18.74        37.23%       $315,977        2.00%         (0.17)%          138%
   0.00       (3.45)        14.60         2.59          89,621        2.00          (0.45)           133
   0.00       (2.33)        17.99         8.94         126,576        2.00          (0.78)           221
   0.00       (3.55)        19.06        29.99         100,688        2.01          (0.39)           192
   0.00       (2.30)        17.77        26.88          37,253        1.97*          0.20*           131
   0.00       (1.14)        18.64        37.29         607,511        2.00          (0.14)           138%
   0.00       (3.45)        14.52         2.60         311,519        2.00          (0.45)           133
   0.00       (2.33)        17.91         9.12         442,049        2.00          (0.79)           221
   0.00       (3.54)        18.96        29.98         469,797        2.01          (0.37)           192
   0.00       (2.29)        17.69        26.86         313,226        1.97*          0.21*           131

  $0.00      $(0.06)       $16.00       (33.13)%      $ 16,320        1.25%          0.04%           150%
   0.00        0.00         23.99         3.18           7,841        1.25*         (0.01)*          170
   0.00       (0.04)        15.88       (33.60)         11,436        2.00          (0.85)           150
   0.00        0.00         23.96         3.05           2,173        2.00*         (0.96)*          170
   0.00       (0.04)        15.88       (33.62)         18,189        2.00          (0.75)           150
   0.00        0.00         23.96         3.05           4,196        2.00*         (0.90)*          170

  $0.00      $(0.35)       $19.02        37.74%       $150,151        1.25%          2.13%            41%
   0.00       (0.32)        14.12        (9.26)        114,347        1.26           2.28             55
   0.00       (0.62)        15.93        (5.50)        107,569        1.25           1.74             60
   0.00       (0.89)        17.58        17.33          75,070        1.25           1.27             41
   0.00        0.00         15.75        12.34           6,563        1.30*          1.94*            48
   0.00       (0.30)        18.84        36.80          79,803        2.00           1.39             41
   0.00       (0.17)        14.04        (9.94)         55,435        2.01           1.46             55
   0.00       (0.51)        15.79        (6.22)         96,994        2.00           0.95             60
   0.00       (0.85)        17.43        16.40         110,833        2.00           0.53             41
   0.00        0.00         15.71        12.05          11,077        2.04*          1.23*            48
   0.00       (0.30)        18.86        36.75         109,519        2.00           1.38             41
   0.00       (0.18)        14.06        (9.95)         69,808        2.01           1.46             55
   0.00       (0.49)        15.82        (6.21)        112,926        2.00           0.95             60
   0.00       (0.85)        17.44        16.42         130,466        2.00           0.52             41
   0.00        0.00         15.71        12.05          20,637        2.05*          1.13*            48

  $0.00      $(4.03)       $19.31       (27.78)%      $281,616        1.20%         (0.75)%          109%
   0.00       (1.80)        31.14        90.36         305,304        1.21          (0.91)            99
   0.00       (0.98)        17.72        15.69         170,277        1.21          (0.57)           229
   0.00       (4.45)        16.35        27.49         157,277        1.22          (0.49)           226
   0.00       (2.07)        16.82        11.19         150,689        1.20*         (0.31)*          145
   0.00       (1.78)        17.11        16.50         156,027        1.18          (0.34)           141

--------
(vii) Formerly the PIMCO Core Equity Fund. The Fund changed its investment objective and policies on April 1, 2000; the performance results shown above would not necessarily have been achieved had the Fund's current objective and policies been in effect during the periods shown. In addition, the performance results shown above reflect the Fund's advisory fee level in effect prior to April 1, 2000; these results would have been lower had the Fund's current advisory fee level then been in effect.
(viii) The information provided for the Target Fund reflects results of operations under the Fund's former Sub-Adviser through March 6, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.


                                                                  Prospectus 129

                          Net Asset               Net Realized/                  Dividends  Dividends in   Distributions
         Year or            Value        Net        Unrealized    Total Income    From Net  Excess of Net     From Net
         Period           Beginning  Investment   Gain (Loss) on From Investment Investment  Investment   Realized Capital
          Ended           of Period Income (Loss)  Investments     Operations      Income      Income          Gains
---------------------------------------------------------------------------------------------------------------------------
Target Fund (Cont.)
  Class B
   06/30/01                $28.60      $(0.33)(a)     $(6.91)(a)     $(7.24)       $ 0.00       $0.00          $(1.41)
   06/30/00                 16.44       (0.39)(a)      14.35 (a)      13.96          0.00        0.00           (1.80)
   06/30/99                 15.34       (0.19)(a)       2.27 (a)       2.08          0.00        0.00           (0.98)
   06/30/98                 16.14       (0.19)(a)       3.84 (a)       3.65          0.00        0.00           (4.45)
   10/01/96-06/30/97        16.58       (0.12)(a)       1.75 (a)       1.63          0.00        0.00           (2.07)
  Class C
   06/30/01                 28.59       (0.34)(a)      (6.89)(a)      (7.23)         0.00        0.00           (1.41)
   06/30/00                 16.43       (0.38)(a)      14.34 (a)      13.96          0.00        0.00           (1.80)
   06/30/99                 15.34       (0.19)(a)       2.26 (a)       2.07          0.00        0.00           (0.98)
   06/30/98                 16.13       (0.19)(a)       3.85 (a)       3.66          0.00        0.00           (4.45)
   10/01/96-06/30/97        16.58       (0.12)(a)       1.74 (a)       1.62          0.00        0.00           (2.07)

Tax-Efficient Equity Fund
  Class A
   06/30/01                $12.24      $ 0.00         $(1.90)(a)     $(1.90)       $ 0.00       $0.00          $ 0.00
   06/30/00                 11.59        0.00 (a)       0.65 (a)       0.65          0.00        0.00            0.00
   07/10/98-06/30/99        10.00        0.03 (a)       1.56 (a)       1.59          0.00        0.00            0.00
  Class B
   06/30/01                 12.06       (0.08)(a)      (1.87)(a)      (1.95)         0.00        0.00            0.00
   06/30/00                 11.51       (0.09)(a)       0.64 (a)       0.55          0.00        0.00            0.00
   07/10/98-06/30/99        10.00       (0.05)(a)       1.56 (a)       1.51          0.00        0.00            0.00
  Class C
   06/30/01                 12.06       (0.08)(a)      (1.87)(a)      (1.95)         0.00        0.00            0.00
   06/30/00                 11.51       (0.09)(a)       0.64 (a)       0.55          0.00        0.00            0.00
   07/10/98-06/30/99        10.00       (0.05)(a)       1.56 (a)       1.51          0.00        0.00            0.00

Value Fund (ix)
  Class A
   06/30/01                $11.38      $ 0.13 (a)     $ 4.70 (a)     $ 4.83        $(0.09)      $0.00          $ 0.00
   06/30/00                 15.29        0.22 (a)      (1.33)(a)      (1.11)        (0.23)       0.00           (0.57)
   06/30/99                 15.64        0.24 (a)       1.35 (a)       1.59         (0.22)       0.00           (1.72)
   06/30/98                 14.80        0.19 (a)       2.46 (a)       2.65         (0.18)       0.00           (1.63)
   01/13/97-06/30/97        13.17        0.47           1.26           1.73         (0.10)       0.00            0.00
  Class B
   06/30/01                 11.36        0.02 (a)       4.69 (a)       4.71         (0.05)       0.00            0.00
   06/30/00                 15.26        0.13 (a)      (1.33)(a)      (1.20)        (0.13)       0.00           (0.57)
   06/30/99                 15.63        0.12 (a)       1.35 (a)       1.47         (0.12)       0.00           (1.72)
   06/30/98                 14.80        0.07 (a)       2.46 (a)       2.53         (0.07)       0.00           (1.63)
   01/13/97-06/30/97        13.16        0.44           1.26           1.70         (0.06)       0.00            0.00
  Class C
   06/30/01                 11.36        0.02 (a)       4.70 (a)       4.72         (0.05)       0.00            0.00
   06/30/00                 15.26        0.13 (a)      (1.33)(a)      (1.20)        (0.13)       0.00           (0.57)
   06/30/99                 15.63        0.12 (a)       1.35 (a)       1.47         (0.12)       0.00           (1.72)
   06/30/98                 14.80        0.07 (a)       2.46 (a)       2.53         (0.07)       0.00           (1.63)
   01/13/97-06/30/97        13.15        0.43           1.28           1.71         (0.06)       0.00            0.00

                          Distributions
         Year or          in Excess of
         Period           Net Realized
          Ended           Capital Gains
---------------------------------------
Target Fund (Cont.)
  Class B
   06/30/01                  $(2.62)
   06/30/00                    0.00
   06/30/99                    0.00
   06/30/98                    0.00
   10/01/96-06/30/97           0.00
  Class C
   06/30/01                   (2.62)
   06/30/00                    0.00
   06/30/99                    0.00
   06/30/98                    0.00
   10/01/96-06/30/97           0.00

Tax-Efficient Equity Fund
  Class A
   06/30/01                  $ 0.00
   06/30/00                    0.00
   07/10/98-06/30/99           0.00
  Class B
   06/30/01                    0.00
   06/30/00                    0.00
   07/10/98-06/30/99           0.00
  Class C
   06/30/01                    0.00
   06/30/00                    0.00
   07/10/98-06/30/99           0.00

Value Fund (ix)
  Class A
   06/30/01                  $ 0.00
   06/30/00                   (2.00)
   06/30/99                    0.00
   06/30/98                    0.00
   01/13/97-06/30/97           0.00
  Class B
   06/30/01                    0.00
   06/30/00                   (2.00)
   06/30/99                    0.00
   06/30/98                    0.00
   01/13/97-06/30/97           0.00
  Class C
   06/30/01                    0.00
   06/30/00                   (2.00)
   06/30/99                    0.00
   06/30/98                    0.00
   01/13/97-06/30/97           0.00

--------
(a) Per share amounts based upon average number of shares outstanding during the period.
(ix) The information provided for the Value Fund reflects the results of operations under the Fund's former Sub-Adviser through May 8, 2000; the Fund would not necessarily have achieved the results shown above under its current investment management arrangements.


130 PIMCO Funds: Multi-Manager Series

                                                                                 Ratio of Net
                                                                    Ratio of      Investment
Tax Basis                Net Asset                                 Expenses to Income (Loss) to
Return of     Total     Value End of               Net Assets End  Average Net   Average Net      Portfolio
 Capital  Distributions    Period    Total Return of Period (000s)   Assets         Assets      Turnover Rate
-------------------------------------------------------------------------------------------------------------
  $0.00      $(4.03)       $17.33       (28.34)%     $  246,999       1.95%         (1.49)%          109%
   0.00       (1.80)        28.60        89.74          223,939       1.96          (1.66)            99
   0.00       (0.98)        16.44        14.93           78,659       1.95          (1.31)           229
   0.00       (4.45)        15.34        26.45           76,194       1.96          (1.24)           226
   0.00       (2.07)        16.14        10.58           67,531       1.94*         (1.05)*          145
   0.00       (4.03)        17.33       (28.31)       1,204,807       1.95          (1.50)           109
   0.00       (1.80)        28.59        89.79        1,676,384       1.96          (1.67)            99
   0.00       (0.98)        16.43        14.86          910,494       1.95          (1.31)           229
   0.00       (4.45)        15.34        26.53          952,728       1.96          (1.24)           226
   0.00       (2.07)        16.13        10.52          969,317       1.94*         (1.06)*          145

  $0.00      $ 0.00        $10.34       (15.52)%     $    6,896       1.10%          0.04%            41%
   0.00        0.00         12.24         5.61            9,226       1.11           0.02             32
   0.00        0.00         11.59        15.90            6,579       1.11*          0.25*            13
   0.00        0.00         10.11       (16.17)           9,600       1.85          (0.71)            41
   0.00        0.00         12.06         4.78           10,794       1.86          (0.74)            32
   0.00        0.00         11.51        15.10            6,370       1.85*         (0.50)*           13
   0.00        0.00         10.11       (16.17)          13,559       1.85          (0.71)            41
   0.00        0.00         12.06         4.78           15,651       1.86          (0.73)            32
   0.00        0.00         11.51        15.10           10,742       1.84*         (0.52)*           13

  $0.00      $(0.09)       $16.12        42.61%      $   46,410       1.10%          0.90%           204%
   0.00       (2.80)        11.38        (7.11)          19,087       1.11           1.76            196
   0.00       (1.94)        15.29        11.93           22,267       1.11           1.68            101
   0.00       (1.81)        15.64        18.86           21,742       1.11           1.19             77
   0.00       (0.10)        14.80        13.19           15,648       1.11*          1.71*            71
   0.00       (0.05)        16.02        41.50           59,708       1.85           0.15            204
   0.00       (2.70)        11.36        (7.77)          26,908       1.86           1.02            196
   0.00       (1.84)        15.26        11.05           36,314       1.85           0.85            101
   0.00       (1.70)        15.63        17.98           35,716       1.86           0.45             77
   0.00       (0.06)        14.80        12.93           25,433       1.86*          0.96*            71
   0.00       (0.05)        16.03        41.59          100,166       1.85           0.17            204
   0.00       (2.70)        11.36        (7.81)          53,756       1.86           1.02            196
   0.00       (1.84)        15.26        11.04           80,594       1.85           0.83            101
   0.00       (1.70)        15.63        17.98           88,235       1.86           0.45             77
   0.00       (0.06)        14.80        13.02           64,110       1.86*          0.97*            71

--------
*   Annualized


                                                                  Prospectus 131

               PIMCO Funds: Multi-Manager Series


               The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

               The SAI includes the PIMCO Funds Shareholders' Guide for Class A, B and C Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

               You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

                     PIMCO Funds Distributors LLC
                     2187 Atlantic Street
                     Stamford, Connecticut 06902

               You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commssion's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

               You can also visit our Web site at www.pimcofunds.com for additional information about the Funds.

               [LOGO] PIMCO
               FUNDS

               File No. 811-6161


132 PIMCO Funds: Multi-Manager Series

 ------------------------------------------------------------------------------
PIMCO Funds:   INVESTMENT ADVISER AND ADMINISTRATOR
Multi-Manager
Series
               PIMCO Funds Advisors LLC, a subsidiary of ADAM of America, 1345
               Avenue of the Americas, New York, NY 10105

 ------------------------------------------------------------------------------
               SUB-ADVISERS

               PIMCO Equity Advisors LLC, Cadence Capital Management, Dresdner RCM Global Investors LLC, NFJ Investment Group, Parametric Portfolio Associates

 ------------------------------------------------------------------------------
               DISTRIBUTOR

               PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

 ------------------------------------------------------------------------------
               CUSTODIAN

               State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

 ------------------------------------------------------------------------------
               SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

               PFPC, Inc., P.O. Box 9688, Providence, RI 02940

 ------------------------------------------------------------------------------
               INDEPENDENT ACCOUNTANTS

               [                          ]

 ------------------------------------------------------------------------------
               LEGAL COUNSEL

               Ropes & Gray, One International Place, Boston, MA 02110

 ------------------------------------------------------------------------------
               For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcofunds.com.

                                                     Not part of the Prospectus

                                    [GRAPHIC]



                                    [GRAPHIC]

                                   Prospectus



RCM Funds
Institutional and Administrative Share Classes

U.S. Stock Funds
RCM Large-Cap Growth Fund
RCM Tax-Managed Growth Fund
RCM Mid-Cap Fund
RCM Small-Cap Fund

Global Stock Funds
RCM Global Small-Cap Fund
RCM Global Technology Fund
RCM Global Equity Fund

International Stock Funds
RCM International Growth Equity Fund
RCM Emerging Markets Fund
RCM Europe Fund


November 1, 2002


                                      [LOGO]

                         Dresdner RCM Global Investors

RCM Funds are part of the PIMCO Funds: Multi-Manager Series Trust

This cover is not part of the Prospectus

RCM Funds Prospectus


PIMCO Funds:
Multi-Manager
Series

November 1, 2002

Share Classes Institutional and Administrative

This Prospectus describes 10 mutual funds offered by PIMCO Funds: Multi-Manager Series. The Funds provide access to the professional investment advisory services offered by PIMCO Funds Advisors LLC, a division of Allianz Dresdner Asset Management of America L.P., and its investment management affiliate, Dresdner RCM Global Investors LLC, which is the Sub-Adviser for the Funds. PIMCO Funds Advisors' and Dresdner RCM's institutional heritage is reflected in the RCM Funds offered in this Prospectus.

This Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                                                  Prospectus 1

               Table of Contents

Summary Information......................................................  3
Fund Summaries
   RCM Large-Cap Growth Fund.............................................  4
   RCM Tax-Managed Growth Fund...........................................  6
   RCM Mid-Cap Fund......................................................  8
   RCM Small-Cap Fund.................................................... 10
   RCM Global Small-Cap Fund............................................. 12
   RCM Global Technology Fund............................................ 14
   RCM Global Equity Fund................................................ 16
   RCM International Growth Equity Fund.................................. 18
   RCM Emerging Markets Fund............................................. 20
   RCM Europe Fund....................................................... 22
Summary of Principal Risks............................................... 24
Management of the Funds.................................................. 28
Investment Options -- Institutional Class and Administrative Class Shares 30
Purchases, Redemptions and Exchanges..................................... 31
How Fund Shares Are Priced............................................... 35
Fund Distributions....................................................... 36
Tax Consequences......................................................... 36
Characteristics and Risks of Securities and Investment Techniques........ 37
Financial Highlights..................................................... 44


2   PIMCO Funds: Multi-Manager Series

               Summary Information


               The table below lists the investment objectives and compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 4.

                                                                                      Approximate Approximate
                                                                                      Number of   Capitalization
              Fund Name                Investment Objective Main Investments          Holdings    Range
-----------------------------------------------------------------------------------------------------------------------
Domestic      RCM Large-Cap Growth     Long-term capital    Large capitalization      45-85       At least $3 billion
Funds                                  appreciation         equity securities
              ---------------------------------------------------------------------------------------------------------
              RCM Tax-Managed          After-tax growth of  A broadly diversified     25-65       All capitalizations
              Growth                   capital              portfolio of equity
                                                            securities of U.S.
                                                            issuers
              ---------------------------------------------------------------------------------------------------------
              RCM Mid-Cap              Long-term capital    Small to medium           85-125      Up to $15.7 billion
                                       appreciation         capitalization equity
                                                            securities
              ---------------------------------------------------------------------------------------------------------
              RCM Small-Cap            Long-term capital    Small capitalization      80-120      Up to $2.8 billion
                                       appreciation         equity securities
-----------------------------------------------------------------------------------------------------------------------
Global Funds  RCM Global Small-Cap     Long-term capital    Equity securities of      55-95       Between $4.5 million
                                       appreciation         issuers located in at                 and $2.8 billion
                                                            least three different
                                                            countries
              ---------------------------------------------------------------------------------------------------------
              RCM Global Technology    Long-term capital    Equity securities of      65-105      At least $500 million
                                       appreciation         companies in the
                                                            technology industry
                                                            located in at least
                                                            three different countries
              ---------------------------------------------------------------------------------------------------------
              RCM Global Equity        Long-term capital    Equity securities of      85-125      All capitalizations
                                       appreciation         issuers located in at
                                                            least three different
                                                            countries
-----------------------------------------------------------------------------------------------------------------------
International RCM International Growth Long-term capital    Equity securities of      75-115      All capitalizations
Funds         Equity                   appreciation         issuers located in at
                                                            least ten different
                                                            countries
              ---------------------------------------------------------------------------------------------------------
              RCM Emerging Markets     Long-term capital    Equity securities of      35-75       At least $100 million
                                       appreciation         issuers located in
                                                            countries with emerging
                                                            securities markets
              ---------------------------------------------------------------------------------------------------------
              RCM Europe               Long-term capital    Equity securities of      30-70       All capitalizations
                                       appreciation         European issuers
-----------------------------------------------------------------------------------------------------------------------

Fund           The Funds provide a broad range of investment choices. The
Descriptions,  following Fund Summaries identify each Fund's investment
Performance    objective, principal investments and strategies, principal
and Fees       risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

Note for All   It is possible to lose money on investments in the Funds. The
Funds          fact that a Fund had good performance in the past is no
               assurance that the value of the Fund's investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance
               Corporation or any other government agency.


                                                                  Prospectus 3

               RCM Large-Cap Growth Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks long-term capital Larger capitalization equity   At least $3 billion
                      appreciation            securities
                                                                             Dividend Frequency
                                              Approximate Number of Holdings At least annually
                                              45-85

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of U.S. companies with market capitalizations of at least $3 billion (as measured at the time of purchase). The Fund may also invest 20% of its assets in foreign securities (but no more than 10% in any one country other than the U.S. or 10% in companies organized or headquartered in emerging market countries). The Fund may also from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

               In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The S&P 500 is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Sector Specific Risk                .Emerging Markets Risk
..Issuer Risk             .Foreign (non-U.S.) Investment Risk  .Credit Risk
..Growth Securities Risk  .Currency Risk                       .Management Risk
..Liquidity Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The bar chart and the Average Annual Total Returns table on the next page show summary performance information for the DRCM Fund. The performance information is that of the DRCM Fund since the inception of the DRCM Fund on December 31, 1996. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the DRCM Fund from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares. The Fund's Administrative Class shares were not outstanding during the time periods shown.
               Performance information shown in the Average Annual Total
               Returns table for the Administrative Class shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service
               (12b-1) fees and other expenses paid by Administrative Class shares.

               The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


4   PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   -----------------------
                                    [CHART]        1/1/02-9/30/02                 [  ]%

 1997    1998    1999     2000     2001            Highest and Lowest Quarter Returns
------  ------  ------  -------  --------          (for periods shown in the bar chart)
31.99%  44.11%  44.84%  (8.37)%  (21.99)%          -----------------------
                                                   Highest (4th Qtr. '98)        29.25%
        Calendar Year End (through 12/31)          -----------------------
                                                   Lowest (1st Qtr. '01)        -19.06%

               Average Annual Total Returns (for periods ended 12/31/01)

                                                                             Fund inception
                                                             1 Year  5 Years (12/31/96)/(4)/
--------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                       [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/       [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                                      [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------------
Administrative Class                                         -22.19% 14.23%  14.23%
--------------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                           -11.88% 10.70%  10.70%
--------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average/(3)/                   -22.94%  8.15%   8.15%
--------------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
   After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on sale of Fund shares at the end of the measurement period.
   After-tax returns are for Institutional Class shares only.
(2)The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3)The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P
   Mid-Cap 400 Index. It does not take into account sales charges.
(4)The Fund began operations on 12/31/96. Index comparisons begin on 12/31/96.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)              None
Redemption Fee (as a percentage of exchange price or amount redeemed)  1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See
  "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
                                                      Distribution                   Total Annual
                                           Advisory   and/or Service   Other         Fund Operating
Share Class                                Fees       (12b-1) Fees     Expenses/(1)/ Expenses/(2)/
---------------------------------------------------------------------------------------------------
Institutional                              0.45%      None             0.30%         0.75%
---------------------------------------------------------------------------------------------------
Administrative                             0.45       0.25%            0.30          1.00
---------------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.30% Administrative Fee paid by each class.
(2)Pursuant to a contractual agreement, PIMCO Funds Advisors has agreed to waive, reduce or reimburse its Administrative Fee to the extent Total Annual Fund Operating Expenses exceed 0.75% for Institutional Class shares until June 30, 2003.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

Share Class                                Year 1     Year 3           Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                              $ 77       $240             $417          $  930
---------------------------------------------------------------------------------------------------
Administrative                              102        318              552           1,225
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 5

               RCM Tax-Managed Growth Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks after-tax growth of capital Equity securities of U.S. companies All capitalizations

                                                        Approximate Number of Holdings      Dividend Frequency
                                                        25-65                               At least annually

               The Fund attempts to enhance the after-tax returns of shareholders by investing in a broadly diversified portfolio of equity securities of U.S. companies. The Fund invests in companies of all capitalizations, ranging from larger well-established companies to smaller emerging-growth companies. The Fund may invest up to 20% of its assets in companies with market capitalizations below $500 million (as measured at the time of purchase). The Fund may also invest up to 25% of its assets in foreign securities (but no more than 10% in any one country other than the U.S.) and up to 5% of its assets in companies located in emerging market countries. The Fund may also from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

               To maximize after-tax returns, the Fund may use certain investment techniques designed to reduce capital gains distributions to shareholders. These techniques may include, among others, holding securities long enough to avoid higher, short-term capital gains taxes, selling shares with a higher cost basis first, and selling securities that have declined in value to offset past or future gains realized on the sale of other securities. These techniques will not completely eliminate taxable distributions by the Fund. In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The S&P 500 is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities (though generally the Fund will not invest more than 10% of its assets in such securities). This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Liquidity Risk                      .Currency Risk
..Issuer Risk             .Derivatives Risk                    .Sector Specific Risk
..Growth Securities Risk  .Foreign (non-U.S.) Investment Risk  .Leveraging Risk
..Smaller Company Risk    .Emerging Markets Risk               .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The bar chart and the Average Annual Total Returns table on the next page show summary performance information for the DRCM Fund. The performance information is that of the DRCM Fund since the inception of the DRCM Fund on December 30, 1998. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the DRCM Fund from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

               The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund does not currently offer Administrative Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


6   PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                                -----------------------
                                    [CHART]        1/1/02-9/30/02                 [  ]%

1999    2000     2001                              Highest and Lowest Quarter Returns
----    ----     ----                              (for periods shown in the bar chart)
52.44% (8.07)% (21.63)%                                         -----------------------
                                                   Highest (4th Qtr. '99)        31.98%
        Calendar Year End (through 12/31)                       -----------------------
                                                   Lowest (1st Qtr. '01)        -18.29%

               Average Annual Total Returns (for periods ended 12/31/01)

                                                                               Fund
                                                                               inception
                                                                       1 Year  (12/30/98)/(4)/
----------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                                 [  ]%  [  ]%
----------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/                 [  ]%  [  ]%
----------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and Sale of Fund
 Shares/(1)/                                                             [  ]%  [  ]%
----------------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                                     -11.88% -1.03%
----------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average/(3)/                             -22.94% -3.82%
----------------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3)The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap
   400 Index. It does not take into account sales charges.
(4)The Fund began operations on 12/30/98. Index comparisons begin on 12/30/98.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Institutional Class shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)             None
Redemption Fee (as a percentage of exchange price or amount redeemed)  1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See
  "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
                                                      Distribution                   Total Annual
                                           Advisory   and/or Service   Other         Fund Operating
                                           Fees       (12b-1) Fees     Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------------
Institutional                              0.60%      None             0.30%         0.90%
---------------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.30% Administrative Fee paid by the class.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class shares of the Fund with the costs of investing in other mutual funds.
The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

                                           Year 1     Year 3           Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                              $92        $287             $498          $1,108
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 7

               RCM Mid-Cap Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                            Approximate Capitalization Range
and Strategies        Seeks long-term capital Small-to medium capitalization equity Up to [__] billion
                      appreciation            securities
                                                                                    Dividend Frequency
                                              Approximate Number of Holdings        At least annually
                                              85-125

               The Fund seeks to achieve its investment objective by normally investing 80% of its assets in equity securities of small- to medium-sized U.S. companies with market capitalizations comparable to those in the Russell Mid-Cap Growth Index, which
               ranged from $[  ] million to $[  ] billion as of [        ,
               2002]. Equity-related securities include preferred stock, convertible preferred stock, convertible debt obligations, warrants or other rights to acquire stock. The Fund may also invest up to 10% of its assets in foreign securities. The Fund may from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

               In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The Russell Mid-Cap Growth Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return are:

 .Market Risk             .Liquidity Risk                      .Currency Risk
 .Issuer Risk             .Sector Specific Risk                .Turnover Risk
 .Growth Securities Risk  .Foreign (non-U.S.) Investment Risk  .Credit Risk
 .Smaller Company Risk    .Emerging Markets Risk               .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc., (the
               "DRCM Fund") were exchanged for shares of the Fund. The bar chart and the Average Annual Total Returns table on the next page show summary performance information for the DRCM Fund. The performance information is that of the DRCM Fund since the inception of the DRCM Fund on November 6, 1979. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the DRCM Fund from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares. The Fund's Administrative Class shares were not outstanding during the time periods shown.
               Performance information shown in the Average Annual Total
               Returns table for the Administrative Class shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service
               (12b-1) fees and other expenses paid by Administrative Class shares.

               The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


8   PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class                             More Recent Return Information
                                                                                            -----------------------
                                    [CHART]                                    1/1/02-9/30/02                 [  ]%

1992    1993    1994    1995    1996    1997    1998    1999    2000    2001   Highest and Lowest Quarter Returns
----    ----    ----    ----    ----    ----    ----    ----    ----    ----   (for periods shown in the bar chart)
7.03%  10.72%   0.76%  34.53%  19.07%  17.50%  15.06%  60.18%   1.25% (24.62)%              -----------------------
                                                                               Highest (4th Qtr. '99)        42.24%
        Calendar Year End (through 12/31)                                                   -----------------------
                                                                               Lowest (4th Qtr. '00)        -25.02%

               Average Annual Total Returns (for periods ended 12/31/01)

                                                                                       Fund Inception
                                                             1 Year   5 Years 10 Years (11/6/79)/(4)/
-----------------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                        [  ]%   [  ]%   [  ]%    [  ]%
-----------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/        [  ]%   [  ]%   [  ]%    [  ]%
-----------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                                       [  ]%   [  ]%   [  ]%    [  ]%
-----------------------------------------------------------------------------------------------------
Administrative Class                                         -24.82%  10.29%  11.92%   17.50%
-----------------------------------------------------------------------------------------------------
Russell Mid-Cap Growth Index/(2)/                             -20.16%  9.02%  11.11%   15.59%
-----------------------------------------------------------------------------------------------------
Lipper Mid-Cap Growth Funds Average/(3)/                      -21.17%  7.64%   9.88%   12.66%
-----------------------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only.
(2)The Russell Mid-Cap Growth Index is an unmanaged index that measures the performance of those
   Russell Mid-Cap companies with higher price-to-book ratios and higher forecasted growth values.
   The stocks are also members of the Russell 1000(R) Growth Index. It is not possible to invest directly in the index.
(3)The Lipper Mid-Cap Growth Funds Average is a total return performance average of funds tracked by
   Lipper, Inc. that normally invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. It does not take into account sales charges.
(4)The Fund began operations on 10/31/79. Index comparisons begin on 10/31/79.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Institutional Class or Administrative Class shares
the Fund       of the Fund:

Shareholder Fees (fees paid directly from your investment)              None
Redemption Fee (as a percentage of exchange price or amount redeemed)  1.00%*
---------------------------------------------------------------------------------------------------

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See
  "Purchases, Redemptions and Exchanges--Redemption Fees."
---------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
                                                      Distribution                   Total Annual
                                           Advisory   and/or Service   Other         Fund Operating
Share Class                                Fees       (12b-1) Fees     Expenses/(1)/ Expenses/(2)/
---------------------------------------------------------------------------------------------------
Institutional                              0.47%      None             0.30%         0.77%
---------------------------------------------------------------------------------------------------
Administrative                             0.47       0.25%            0.30          1.02
---------------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.30% Administrative Fee paid by each class.
(2)Pursuant to a contractual agreement, PIMCO Funds Advisors has agreed to waive, reduce or reimburse its Administrative Fee to the extent Total Annual Operating Expenses exceed
   0.77% for Institutional Class shares until June 30, 2003.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

Share Class                                Year 1     Year 3           Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                              $ 79       $246             $428          $  954
---------------------------------------------------------------------------------------------------
Administrative                              104        325              563           1,248
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 9

               RCM Small-Cap Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective Fund Focus                               Approximate Capitalization Range
and Strategies        Seeks long-term      Smaller capitalization equity securities Up to [__] billion.
                      capital appreciation
                                           Approximate Number of Holdings           Dividend Frequency
                                           80-120                                   At least annually

               The Fund seeks to achieve its investment objective by normally investing 80% of its assets in equity securities of companies with market capitalizations comparable to those of companies included in the Russell 2000 Index, which as of [______, 2002], ranged from [___] to $[__] billion. Equity-related securities include preferred stock, convertible preferred stock, convertible debt obligations, warrants, or other rights to acquire stock. The Fund may also invest up to 10% of its assets in foreign securities. The Fund will maintain a weighted-average market capitalization that is no less than 50% and no more than 200% of the weighted-average market capitalization of the securities in the Russell 2000 Index. The Fund may from time to time invest a significant percentage of its assets in the technology sector.

               In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The Russell 2000 Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

 .Market Risk             .Liquidity Risk                      .Currency Risk
 .Issuer Risk             .Sector Specific Risk                .Turnover Risk
 .Growth Securities Risk  .Foreign (non-U.S.) Investment Risk  .Credit Risk
 .Smaller Company Risk    .Emerging Markets Risk               .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The bar chart and the Average Annual Total Returns table on the next page show summary performance information for the DRCM Fund. The performance information is that of the DRCM Fund since the inception of the DRCM Fund on January 3, 1992. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the DRCM Fund from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

               The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund does not currently offer Administrative Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


10  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class                     More Recent Return Information
                                                                                    -----------------------
                                    [CHART]                            1/1/02-9/30/02                 [  ]%
                                                                       Highest and Lowest Quarter Returns
1993    1994    1995    1996    1997    1998    1999    2000    2001   (for periods shown in the bar chart)
----    ----    ----    ----    ----    ----    ----    ----    ----                -----------------------
9.20%  (2.16)% 34.08%  34.39%  19.49%   1.11%  12.40% (17.87)%(20.10)% Highest (4th Qtr. '99)        27.06%
                                                                                    -----------------------
        Calendar Year End (through 12/31)                              Lowest (3rd Qtr. '01)        -27.04%

               Average Annual Total Returns (for periods ended 12/31/01)

                                                                                       Fund inception
                                                             1 Year   5 Years 10 Years (1/3/92)/(4)/
-----------------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                       [  ]%   [  ]%   [  ]%    [  ]%
-----------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/       [  ]%   [  ]%   [  ]%    [  ]%
-----------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                                      [  ]%   [  ]%   [  ]%    [  ]%
-----------------------------------------------------------------------------------------------------
Russell 2000 Index/(2)/                                        2.48%   7.52%  11.51%   11.51%
-----------------------------------------------------------------------------------------------------
Lipper Small-Cap Growth Funds Average/(3)/                    -10.79%  8.51%  11.17%   11.17%
-----------------------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In come cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The Russell 2000 Small Stock Index is an unmanaged index of the 2000 smallest securities in the
   Russell 3000 Index, representing approximately 7% of the Russell 3000 Index and is considered to be representative of the small capitalization market. The Russell 3000 Index represents approximately 98% of the U.S. equity market by capitalization. It is not possible to invest directly in the index.
(3)The Lipper Small-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest primarily in companies with market capitalizations of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. It does not take into account sales charges.
(4)The Fund began operations on 1/3/92. Index comparisons begin on 1/3/92.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Institutional Class shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)                            None
Redemption Fee (as a percentage of exchange price or amount redeemed)                1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition
  (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."
Shareholder Fees (fees paid directly from your investment)                            None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
                                                                      Distribution                 Total Annual
                                                             Advisory and/or Service Other         Fund Operating
                                                             Fees     (12b-1) Fees   Expenses/(1)/ Expenses/(2)/
-----------------------------------------------------------------------------------------------------------------
Institutional                                                0.72%    None           0.30%         1.02%
-----------------------------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.30% Administrative Fee paid by the class.
(2)Pursuant to a contractual agreement, PIMCO Funds Advisors has agreed to waive, reduce or reimburse its
   Administrative Fee to the extent Total Annual Fund Operating Expenses exceed 1.02% for Institutional Class shares until June 30, 2003.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest
$10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

                                                             Year 1   Year 3         Year 5        Year 10
-----------------------------------------------------------------------------------------------------------------
Institutional                                                $104     $325           $563          $1,248
-----------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 11

               RCM Global Small-Cap Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                               Approximate Capitalization Range
and Strategies        Seeks long-term capital Smaller capitalization equity securities From $[  ] million to $[  ] billion appreciation
                                              Approximate Number of Holdings           Dividend Frequency
                                              55-95                                    At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in companies with market capitalizations comparable to those of companies included in the
               MSCI World Small-Cap Index, which as of [              ] ranged
               from $[   ] million to $[   ] billion. The Fund will maintain a
               weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the MSCI World Small-Cap Index securities which as of December 31, 2001 would permit the Fund to maintain a weighted-average market capitalization ranging from $205 million to $822 million. The Fund invests in companies organized or headquartered in at least three different countries (one of which may be the United States) and expects that the majority of its foreign investments will be in Japan and Western Europe. Under normal market conditions, the Fund will invest no more than 25% of its assets in issuers that are organized or headquartered in any one country outside the U.S., other than France, Germany, Japan and the United Kingdom. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund may also from time to time invest a significant percentage of its assets in the technology sector.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities. The portfolio management team may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In addition, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI World Small-Cap Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Derivatives Risk                    .Focused Investment Risk
..Issuer Risk             .Sector Specific Risk                .Leveraging Risk
..Growth Securities Risk  .Foreign (non-U.S.) Investment Risk  .Turnover Risk
..Smaller Company Risk    .Emerging Markets Risk               .Credit Risk
..Liquidity Risk          .Currency Risk                       .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


12  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The bar chart and the Average Annual Total Returns table below show summary performance information for the DRCM Fund. The performance information is that of the DRCM Fund since the inception of the DRCM Fund on December 31, 1996. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the DRCM Fund from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

               The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund does not currently offer Administrative Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                                -----------------------
                                    [CHART]        1/1/02-9/30/02                 [  ]%

1997    1998    1999    2000    2001               Highest and Lowest Quarter Returns
----    ----    ----    ----    ----               (for periods shown in the bar chart)
25.48% 19.29% 104.63% (13.88)% (25.05)%                         -----------------------
                                                   Highest (4th Qtr. '99)        64.80%
        Calendar Year End (through 12/31)                       -----------------------
                                                   Lowest (3rd Qtr. '01)        -26.36%

               Average Annual Total Returns (for periods ended 12/31/01)

                                                                              Fund inception
                                                             1 Year   5 Years (12/31/96)/(4)/
---------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                       [  ]%   [  ]%   [  ]%
---------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/       [  ]%   [  ]%   [  ]%
---------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                                      [  ]%   [  ]%   [  ]%
---------------------------------------------------------------------------------------------
MSCI World Small-Cap Index/(2)/                                 1.22%  3.20%   3.20%
---------------------------------------------------------------------------------------------
Lipper Global Small Cap Funds Average/(3)/                   -15.49%   5.33%   5.33%
---------------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The Morgan Stanley Capital International World Small-Cap Index ("MSCI-WSCI") is a widely recognized, unmanaged, market capitalization weighted index composed of securities representative of the market structure of developed market countries in North America,
   Europe and the Asia/Pacific region. It is not possible to invest directly in the index.
(3)The Lipper Global Small Cap Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 25% of their portfolio in securities with primary trading markets outside the United States, and that limits at least 65% of their investments to companies with market capitalizations less than U.S. $1 billion at the time of purchase. It does not take into account sales charges.
(4)The Fund began operations on 12/31/96. Index comparisons begin on 12/31/96.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)              None
Redemption Fee (as a percentage of exchange price or amount redeemed)   2.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See
  "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
                                                      Distribution                   Total Annual
                                           Advisory   and/or Service   Other         Fund Operating
                                           Fees       (12b-1) Fees     Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------------
Institutional                              1.00%      None             0.40%         1.40%
---------------------------------------------------------------------------------------------------
(1)Other Expenses reflects the Administrative Fee paid by the class.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class shares of the Fund with the costs of investing in other mutual funds.
The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

                                           Year 1     Year 3           Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                              $143       $443             $766          $1,680
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 13

               RCM Global Technology Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                             Approximate Capitalization Range
and Strategies        Seeks long-term capital Equity securities of U.S. and non-U.S. At least $500 million
                      appreciation            technology-related companies
                                                                                     Dividend Frequency
                                              Approximate Number of Holdings         At least annually
                                              65-105

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies in the technology industry. The Fund normally invests in at least three different countries and may invest up to 50% of its assets in non-U.S. issuers, but under normal market conditions no more than 25% of its assets in issuers organized or headquartered in any one country outside the U.S., other than Japan. The Fund may also invest up to 20% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund currently intends to invest primarily in companies with market capitalizations greater than $500 million at the time of purchase, with no more than 15% of its assets in technology companies with market capitalizations below $100 million at the time of purchase. The Fund may invest a substantial portion of assets in securities issued in initial public offerings (IPOs).

               The portfolio managers define technology companies as those with revenues primarily generated by technology products and services. These include internet products and services, computers and computer peripherals, software, electronic components and systems, communications equipment and services, semiconductors, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology products, environmental services, chemical products and synthetic materials, and defense and aerospace products and services. The portfolio managers evaluate the fundamental value and prospects for growth of individual companies and focuses on those companies that they expect will have higher than average rates of growth and strong potential for capital appreciation. Investments are not restricted to companies with a record of dividend payments. The S&P 500 Index and the Lipper Science & Technology Fund Index are the Fund's performance benchmarks. The portfolio managers base security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               The portfolio managers develop forecasts of economic growth, inflation, and interest rates that they use to help identify those regions and individual countries that they believe are likely to offer the best investment opportunities. In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Sector Specific Risk                .Focused Investment Risk
..Issuer Risk             .Technology Related Risk             .Leveraging Risk
..Growth Securities Risk  .IPO Risk                            .Turnover Risk
..Smaller Company Risk    .Foreign (non-U.S.) Investment Risk  .Credit Risk
..Liquidity Risk          .Emerging Markets Risk               .Management Risk
..Derivatives Risk        .Currency Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


14  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The bar chart and Average Annual Total Returns table below show summary performance information for the DRCM Fund. The performance information is that of the DRCM Fund since the inception of the DRCM Fund on December 27, 1995. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the DRCM Fund from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

               The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio managers as the Fund. The Fund's total expenses are expected to be higher than the DRCM Fund's historical expenses. If the DCRM Fund had been subject to the Fund's higher expenses, the performance results shown would have been lower. The Fund does not currently offer Administrative Class shares. The performance for the year 1999 benefited to a large extent from the result of investments in IPOs and market conditions during 1999. This performance may not be repeated in the future. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                                -----------------------
                                    [CHART]        1/1/02-9/30/02                 [  ]%

1996    1997    1998    1999    2000    2001       Highest and Lowest Quarter Returns
----    ----    ----    ----    ----    ----       (for periods shown in the bar chart)
26.41% 27.08%  61.05% 182.95% (14.33)% (39.31)%                 -----------------------
        Calendar Year End (through 12/31)          Highest (4th Qtr. '99)        82.82%
                                                                -----------------------
                                                   Lowest (4th Qtr. '00)        -34.45%

               Average Annual Total Returns (for periods ended 12/31/01)

                                                                             Fund inception
                                                             1 Year  5 Years (12/27/95)/(4)/
--------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                       [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/       [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions
 and Sale of Fund Shares/(1)/                                  [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------------
Goldman Sachs Technology Index/(2)/                            [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------------
Lipper Science & Technology Fund Average/(3)/                -37.55%  9.36%  10.71%
--------------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
   After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The Goldman Sachs Technology Index is a modified capitalization-weighted index of companies involved in the internet-related sector of the technology industry. It is not possible to invest directly in the index. The Goldman Sachs Technology Index replaced the S&P 500 Index (an unmanaged index of large capitalization common stocks) as the
   Fund's comparative index because PIMCO Funds Advisors believes the Goldman Sachs
   Technology Index is more representative of the Fund's investment strategies. For the periods ended December 31, 2002, the 1 Year, 5 Years and Fund Inception average annual total returns of the S&P 500 Index were -11.88%, 10.70% and 12.67% respectively.
(3)The Lipper Science & Technology Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in science and technology stocks. It does not take into account sales charges.
(4)The Fund began operations on 12/27/95. Index comparisons begin on 12/27/95.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Institutional Class shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)              None
Redemption Fee (as a percentage of exchange price or amount redeemed)   2.00%*

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See
  "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
                                                      Distribution                   Total Annual
                                           Advisory   and/or Service   Other         Fund Operating
                                           Fees       (12b-1) Fees     Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------------
Institutional                              0.95%      None             0.40%         1.35%
---------------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.40% Administrative Fee paid by the class.
Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class shares of the Fund with the costs of investing in other mutual funds.
The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/
                                           Year 1     Year 3           Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                              $137       $428             $739          $1,624
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 15

               RCM Global Equity Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                         Approximate Capitalization Range
and Strategies        Seeks long-term capital Equity securities of U.S. and non- All capitalizations
                      appreciation            U.S. companies
                                                                                 Dividend Frequency
                                              Approximate Number of Holdings     At least annually
                                              85-125

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in a diversified portfolio of equity and equity-related securities, which include preferred stock, convertible debt obligations, warrants and other rights to acquire stock. At least 65% of the Fund's assets will be invested in the equity securities of three different countries, including the U.S. The Fund may invest up to 30% of its assets in securities of companies organized or headquartered in emerging market countries and up to 10% in securities of companies organized or headquartered in any one emerging market country. The Fund may also invest up to 10% of its assets in U.S. and foreign debt securities, including debt securities rated below investment-grade, and may also invest a substantial portion of its assets in one or more sectors of the economy such as the financial sector.

               In making investment decisions for the Fund, the portfolio management team may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In addition, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. The S&P 500 Index and the MSCI-ACWI Free Index are the Fund's performance benchmarks. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks.

               In addition to traditional research activities, the portfolio management team uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives, and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in cash or cash equivalent instruments, U.S. Government obligations, non-convertible preferred stocks and non-convertible corporate bonds with remaining maturities of less than one year. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

   .Market Risk           .Sector Specific Risk                .Leveraging Risk
   .Issuer Risk           .Foreign (non-U.S.) Investment Risk  .Turnover Risk
   .Smaller Company Risk  .Emerging Markets Risk               .Credit Risk
   .Liquidity Risk        .Currency Risk                       .High Yield Risk
   .Derivatives Risk      .Focused Investment Risk             .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summary for a description of these and other risks of investing in the Fund.


16  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The bar chart and the Average Annual Total Returns table below show summary performance information for the DRCM Fund. The performance information is that of the DRCM Fund since the inception of the DRCM Fund on December 30, 1998. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the DRCM Fund from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

               The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund does not currently offer Administrative Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                                -----------------------
                                    [CHART]        1/1/02-9/30/02                 [  ]%

1999    2000    2001                               Highest and Lowest Quarter Returns
----    ----    ----                               (for periods shown in the bar chart)
62.20%(10.80)%(24.00)%                                          -----------------------
                                                   Highest (4th Qtr. '99)        42.54%
        Calendar Year End (through 12/31)                       -----------------------
                                                   Lowest (3rd Qtr. '01)        -19.44%

               Average Annual Total Returns (for periods ended 12/31/01)

                                                                     Fund inception
                                                             1 Year  (12/30/98)/(5)/
------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                       [  ]%     [  ]%
------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/       [  ]%     [  ]%
------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                                      [  ]%     [  ]%
------------------------------------------------------------------------------------
MSCI-ACWI Free Index/(2)/                                    -15.91%     -2.82%
------------------------------------------------------------------------------------
MSCI World Index/(3)/                                          [  ]%      [  ]%
------------------------------------------------------------------------------------
Lipper Global Funds Average/(4)/                             -17.36%     1.00%
------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The Morgan Stanley All Countries World Free Index ("MSCI-ACWI") is a widely recognized, unmanaged index of small capitalization issuers located throughout the world in both developed and emerging markets. It is not possible to invest directly in the index.
(3)The Morgan Stanley Capital International ("MSCI") World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI World Index currently consists of
   23 developed market country indices. It is not possible to invest directly in the index. The MSCI World Index replaced the S&P 500 Index (an unmanaged index of large capitalization common stocks) as the Fund's comparative index because
   PIMCO Funds Advisors believes the MSCI World Index is more representative of the
   Fund's investment strategies. For the periods ended December 31, 2001, the 1
   Year and Fund Inception average annual total returns of the S&P 500 Index were
   -11.87% and -1.03%, respectively.
(4)The Lipper Global Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well. It does not take into account sales charges.
(5)The Fund began operations on 12/30/98. Index comparisons begin on 12/31/98.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)              None
Redemption Fee (as a percentage of exchange price or amount redeemed)   2.00%*

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See
  "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
                                                      Distribution                   Total Annual
                                           Advisory   and/or Service   Other         Fund Operating
                                           Fees       (12b-1) Fees     Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------------
Institutional                              0.85%      None             0.40%         1.25%
---------------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.40% Administrative Fee paid by the class.
Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class shares of the Fund with the costs of investing in other mutual funds.
The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/
                                           Year 1     Year 3           Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                              $127       $397             $686          $1,511
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 17

               RCM International Growth Equity Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks long-term capital Equity securities of           All capitalizations
                      appreciation            companies worldwide
                                                                             Dividend Frequency
                                              Approximate Number of Holdings At least annually
                                              75-115

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of non-U.S. companies. While the Fund invests in issuers located in at least ten different countries, the Fund may invest up to 65% of its assets in companies organized or headquartered in Japan, the United Kingdom or Germany, and up to 25% of its assets in companies organized or headquartered in any other country outside the U.S. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund may also invest up to 10% of its assets in U.S. companies. The Fund primarily invests in companies with market capitalizations in excess of $1 billion (as measured at the time of purchase). No more than 15% of the Fund's assets shall be invested in companies with market capitalizations below $100 million (as measured at the time of purchase). The Fund may also from time to time invest a significant portion of its assets in one or more sectors of the economy, including the financial sector.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities. In analyzing specific companies for possible investment, the portfolio management team may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI EAFE Index and the MSCI ACWI Index are the Fund's performance benchmarks. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               In addition to traditional research activities, the portfolio management team uses Grassroots /SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Derivatives Risk                    .Focused Investment Risk
..Issuer Risk             .Sector Specific Risk                .Leveraging Risk
..Growth Securities Risk  .Foreign (non-U.S.) Investment Risk  .Turnover Risk
..Smaller Company Risk    .Emerging Markets Risk               .Credit Risk
..Liquidity Risk          .Currency Risk                       .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


18  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The bar chart and the Average Annual Total Returns table below show summary performance information for the DRCM Fund. The performance information is that of the DRCM Fund since the inception of the DRCM Fund on May 22, 1995. The information provides some indication of the risks of investing in the Fund showing changes in the performance of the DRCM Fund from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

               The bar chart and the information to its right show performance of the Fund's Institutional Class shares. The Fund's Administrative Class shares were not outstanding during the time periods shown. Performance information shown in the Average Annual Total Returns table for the Administrative Class shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares.

               The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class      More Recent Return Information
                                                        -----------------------
                                    [CHART]             1/1/02-9/30/02                 [  ]%

1995    1996    1997    1998    1999    2000    2001    Highest and Lowest Quarter Returns
----    ----    ----    ----    ----    ----    ----    (for periods shown in the bar chart)
17.98% 19.31%  17.93%  13.81%  60.66% (26.76)% (31.96)% -----------------------
                                                        Highest (4th Qtr. '99)        41.32%
        Calendar Year End (through 12/31)               -----------------------
                                                        Lowest (1st Qtr. '01)        -18.42%

               Average Annual Total Returns (for periods ended 12/31/01)

                                                                                                                  Fund inception
                                                                                       1 Year       5 Years       (5/22/95)/(5)/
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                                                 [  ]%      [  ]%         [  ]%
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/                                 [  ]%      [  ]%         [  ]%
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and Sale of Fund Shares/(1)/         [  ]%      [  ]%         [  ]%
---------------------------------------------------------------------------------------------------------------------------------
Administrative Class                                                                   -32.17%      1.18%         5.67%
---------------------------------------------------------------------------------------------------------------------------------
MSCI-EAFE Index/(2)/                                                                   -21.20%      1.17%         2.79%
---------------------------------------------------------------------------------------------------------------------------------
MSCI-ACWI Ex-U.S. Index/(3)/                                                           -19.50%      0.89%         2.89%
---------------------------------------------------------------------------------------------------------------------------------
Lipper International Funds Average/(4)/                                                -21.71%      1.94%         4.11%
---------------------------------------------------------------------------------------------------------------------------------

(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only.

(2)  The Morgan Stanley Capital International Europe Australasia Far East
     ("MCSI-EAFE") Index is a widely recognized, unmanaged index of issuers located in the countries of Europe, Australia and the Far East. It is not possible to invest directly in the index.

(3) The Morgan Stanley All Country World Free ("MCSI-ACWI") Ex-U.S. Index is a widely recognized, unmanaged index of issuers located in countries throughout the world, representing both developed and emerging markets, excluding the United States. It is not possible to invest directly in the index.

(4) The Lipper International Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest their assets in securities with primary trading markets outside of the United States. It does not take into account sales charges.

(5)  The Fund began operations on 5/22/95. Index comparisons begin on 5/31/95.


--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)              None
Redemption Fee (as a percentage of exchange price or amount redeemed)   2.00%*

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See
  "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
                                                      Distribution                   Total Annual
                                           Advisory   and/or Service   Other         Fund Operating
Share Class                                Fees       (12b-1) Fees     Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------------
Institutional                              0.50%      None             0.50%         1.00%
---------------------------------------------------------------------------------------------------
Administrative                             0.50       0.25%            0.50          1.25
---------------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.50% Administrative Fee paid by each class.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/
Share Class                                Year 1     Year 3           Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                              $102       $318             $552          $1,225
---------------------------------------------------------------------------------------------------
Administrative                              127        397              686           1,511
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 19

               RCM Emerging Markets Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                           Approximate Capitalization Range
and Strategies        Seeks long-term capital Equity securities of emerging market At least $100 million
                      appreciation            issuers
                                                                                   Dividend Frequency
                                              Approximate Number of Holdings       At least annually
                                              35-75

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of companies located in countries with emerging securities markets, by investing in securities of issuers that, during their most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in emerging markets, that have at least 50% of their assets in emerging markets, or that are organized or headquartered in any emerging market country. The portfolio management team considers emerging market companies to be those that the World Bank, the International Finance Corporation, the United Nations, or any other recognized international financial institution, considers to be an emerging or developing country. This designation currently includes most countries in the world except Australia, Canada, Hong Kong, Japan, New Zealand, Singapore, United Kingdom, the U.S. and most of the countries of Western Europe. The Fund currently intends to invest primarily in companies with market capitalizations in excess of $100 million (as measured at the time of purchase). The Fund may invest up to 15% of its assets in companies that are organized or headquartered in any one emerging market country and up to 20% of its assets in companies that are organized or headquartered in developed countries.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities.

               In analyzing specific companies for possible investment, the portfolio management team may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI Emerging Markets Free Index and the S&P Emerging Markets Index are the Fund's performance benchmarks. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks.

               In addition to traditional research activities, the portfolio management team uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

 .Market Risk             .Derivatives Risk                    .Turnover Risk
 .Issuer Risk             .Foreign (non-U.S.) Investment Risk  .Leveraging Risk
 .Growth Securities Risk  .Emerging Market Risk                .Credit Risk
 .Smaller Company Risk    .Currency Risk                       .High-Yield Risk
 .Liquidity Risk          .Focused Investment Risk             .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


20  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The bar chart and the Average Annual Total Returns table below show summary performance information for the DRCM Fund. The performance information is that of the DRCM Fund since the inception of the DRCM Fund on December 30, 1997. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the DRCM Fund from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

               The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund does not currently offer Administrative Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                                -----------------------
                                    [CHART]        1/1/02-9/30/02                 [  ]%

 1998    1999    2000     2001                     Highest and Lowest Quarter Returns
 ----    ----    ----     ----                     (for periods shown in the bar chart)
(8.39)% 91.90% (25.24)% (14.54)%                                -----------------------
                                                   Highest (4th Qtr. '99)        52.95%
        Calendar Year End (through 12/31)                       -----------------------
                                                   Lowest (3rd Qtr. '01)        -20.36%

               Average Annual Total Returns (for periods ended 12/31/01)

                                                                     Fund
                                                                     inception
                                                             1 Year  (12/30/97)/(5)/
------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                       [  ]%  [  ]%
------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/       [  ]%  [  ]%
------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                                      [  ]%  [  ]%
------------------------------------------------------------------------------------
MSCI-EMF Index/(2)/                                           -2.52%  -4.19%
------------------------------------------------------------------------------------
S&P/IFC Index of Investable Emerging Markets/(3)/             -1.62%  -1.97%
------------------------------------------------------------------------------------
Lipper Emerging Markets Funds Average/(4)/                    -2.94%  -4.63%
------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The Morgan Stanley Capital International Emerging Markets Free Index
   ("MSCI--EMF") is composed of companies representative of the market structure of emerging market countries in Europe, Latin America and the Pacific Basin. The
   index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. It is not possible to invest directly in the index.
(3)The S&P/IFC Index of Investable Emerging Markets represents the IFC investable regional total return composite. The term "investable" indicates that the stocks and the weights in the IFC index represent the amount that the foreign institutional investors might buy by the virtue of the foreign institutional restrictions (either at the national level or by the individual company's corporate statute) plus factoring in minimum market capitalization and liquidity screens. It is not possible to invest directly in the index.
(4)The Lipper Emerging Markets Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seeks long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where "emerging market" is defined by a country's GNP per capita or other economic measures. It does not take into account sales charges.
(5)The Fund began operations on 12/30/97. Index comparisons begin on 12/30/97.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)                 None
Redemption Fee (as a percentage of exchange price or amount redeemed)     2.00%*

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases,
  Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
                                                      Distribution                   Total Annual
                                           Advisory   and/or Service   Other         Fund Operating
                                           Fees       (12b-1) Fees     Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------------
Institutional                              1.00%      None             0.50%         1.50%
---------------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.50% Administrative Fee paid by the class.
Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class shares of the Fund with the costs of investing in other mutual funds.
The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/
                                           Year 1     Year 3           Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                              $153       $474             $818          $1,791
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 21

               RCM Europe Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                              Approximate Capitalization Range
and Strategies        Seeks long-term capital Equity securities of European companies All capitalizations appreciation
                                              Approximate Number of Holdings          Dividend Frequency
                                              30-70                                   At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in securities of issuers that, during their most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Europe, or that have at least 50% of their assets in Europe. The Fund expects to invest most of its assets in equity securities of issuers located in Western European countries. The Fund may also from time to time invest a significant portion of its assets in financial sector stocks.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities. In analyzing specific companies for possible investment, the portfolio management team may also consider the anticipated economic growth, rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI Europe Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               In addition to traditional research activities, the portfolio management team uses Grassroots/(SM)/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Derivatives Risk                    .Focused Investment Risk
..Issuer Risk             .Sector Specific Risk                .Leveraging Risk
..Growth Securities Risk  .Foreign (non-U.S.) Investment Risk  .Credit Risk
..Smaller Company Risk    .Currency Risk                       .Turnover Risk
..Liquidity Risk                                               .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The bar chart and the Average Annual Total Returns table on the next page show summary performance information for the DRCM Fund. The performance information is that of the DRCM Fund since the inception date of the DRCM Fund on April 5, 1990. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the DRCM
               Fund from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The Fund began operations on 4/5/90, the inception date of its Class D shares, which are not offered by this Prospectus. Institutional
               Class performance through March 3, 2000 (when Institutional
               Class shares commenced operations) is based on Class D performance, adjusted to reflect the lower expenses of Institutional Class shares. Class D shares are invested in the same portfolio of securities as Institutional Class shares.
               Returns through 5/3/99 when the Fund converted to an open-end investment company, reflect the performance of the Fund as a closed-end investment company. The expenses of the Fund as an open-end investment company may be higher than as a closed-end investment company due to additional fees, such as distribution and/or service fees.


22  PIMCO Funds: Multi-Manager Series

               The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund does not currently offer Administrative Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class                               More Recent Return Information
                                                                                              -----------------------
                                    [CHART]                                      1/1/02-9/30/02                 [  ]%

1992      1993    1994    1995    1996    1997    1998    1999    2000    2001   Highest and Lowest Quarter Returns
----      ----    ----    ----    ----    ----    ----    ----    ----    ----   (for periods shown in the bar chart)
(12.44)% 31.54% (4.96)%  1.33%   15.87%  25.70%  37.40%  43.82% (11.59)%(31.52)%              -----------------------
                                                                                 Highest (4th Qtr. '99)        51.52%
        Calendar Year End (through 12/31)                                                     -----------------------
                                                                                 Lowest (1st Qtr. '01)        -20.44%

               Average Annual Total Returns (for periods ended 12/31/01)

                                                                                      Fund inception
                                                             1 Year  5 Years 10 Years (4/5/90)/(4)/
----------------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                      [   ]% [   ]%  [   ]%   [   ]%
----------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/      [   ]% [   ]%  [   ]%   [   ]%
----------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions
 and Sale of Fund Shares/(1)/                                 [   ]% [   ]%  [   ]%   [   ]%
----------------------------------------------------------------------------------------------------
MSCI-Europe Index/(2)/                                       -19.63% 6.55%   10.04%   9.46%
----------------------------------------------------------------------------------------------------
Lipper European Region Funds Average/(3)/                    -22.34% 5.50%    7.73%   6.73%
----------------------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k)
   plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The Morgan Stanley Capital International Europe Index ("MSCI-Europe") is a widely recognized, unmanaged, capitalization-weighted index of issuers in the countries of Europe. It is not possible to invest directly in the index.
(3)The Lipper European Region Funds Average is a total return performance average of funds tracked by Lipper, Inc. that concentrate their investments in equity securities whose primary trading markets or operations are concentrated in the European region or a single country within this region. It does not take into account sales charges.
(4)The Fund began operations on 4/5/90. Index comparisons begin on 4/5/90.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Institutional Class shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)              None
Redemption Fee (as a percentage of exchange price or amount redeemed)  2.00%*

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See
  "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
                                                      Distribution                   Total Annual
                                           Advisory   and/or Service   Other         Fund Operating
                                           Fees       (12b-1) Fees     Expenses/(1)/ Expenses/(2)/
---------------------------------------------------------------------------------------------------
Institutional                              0.80%      None             0.50%         1.30%
---------------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.50% Administrative Fee paid by the class.
(2)Pursuant to a contractual agreement, PIMCO Funds Advisors had agreed to waive, reduce or reimburse its Administrative Fee to the extent Total Annual Fund Operating Expenses exceed 1.35% for Institutional Class shares until June 30, 2003.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class shares of the Fund with the costs of investing in other mutual funds.
The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

                                           Year 1     Year 3           Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                              $132       $412             $713          $1,568
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 23

               Summary of Principal Risks
               The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on each of the Funds.

Market Risk    The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets.
               The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk    The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Growth         Each Fund may invest in equity securities of companies that its
Securities     portfolio management team or portfolio manager believes will
Risk           experience relatively rapid earnings growth. The RCM Global
               Small-Cap, RCM Global Technology, RCM Large-Cap Growth, RCM
               Mid-Cap, RCM Small-Cap, RCM Tax-Managed Growth, RCM
               International Growth Equity, RCM Emerging Markets and RCM Europe
               Funds may place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller        The general risks associated with equity securities and
Company Risk   liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The RCM Small-Cap Fund, in particular, and the RCM Global Small-Cap, RCM Global Technology,
               RCM Global Equity, RCM Tax-Managed Growth, RCM Emerging Markets,
               RCM International Growth Equity and RCM Europe Funds generally have substantial exposure to this risk. The RCM Mid-Cap Fund also has significant exposure to this risk because it invests substantial assets in companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies.

IPO Risk The Funds, particularly the RCM Global Technology Fund, may purchase securities in initial public offerings (IPOs). The securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Liquidity      All of the Funds are subject to liquidity risk. Liquidity risk
Risk           exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


24  PIMCO Funds: Multi-Manager Series

Derivatives    All Funds except the RCM Mid-Cap and RCM Small-Cap Funds may use
Risk           derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment
               Objectives and Policies" in the Statement of Additional
               Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A
               Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Sector         In addition to other risks, Funds that invest a substantial
Specific       portion of their assets in related industries (or "sectors") may
Risks          have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

               Financial Sector Related Risk. Because the RCM Europe, RCM Global Equity and RCM International Growth Equity Funds may from time to time invest a significant percentage of their assets in financial sector securities, factors that affect the financial sector may have a greater effect on the Funds than they would on a fund that is more diversified among a number of unrelated industries. Examples of these factors could include extensive government regulation, availability and cost of capital funds, changes in interest rates and price competition.

               Healthcare Related Risk. Certain of the Funds, such as the RCM Large-Cap Growth, RCM Mid-Cap and RCM Tax-Managed Growth Funds may make significant investments in the healthcare industry. Therefore, it is subject to risks particular to that industry, including rapid obsolescence of products and services, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, and risks associated with the governmental approval process.

               Technology Related Risk. Because the RCM Global Technology Fund concentrates its investments in the technology industry, it is subject to risks particularly affecting that industry, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories. Other Funds such as the RCM Global Small-Cap, RCM Large-Cap Growth, RCM Mid-Cap, RCM Small-Cap and RCM Tax-Managed Growth Funds, may also be subject to these risks to the extent they invest their assets in technology or technology-related companies.

Foreign        A Fund that invests in foreign securities, and particularly the
(non-U.S.)     RCM Global Small-Cap, RCM Global Technology, RCM Global Equity,
Investment     RCM International Growth Equity, RCM Emerging Markets and
Risk           RCM Europe Funds, may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S.
               markets. The RCM Large-Cap Growth, RCM Tax-Managed Growth, RCM
               Mid-Cap and RCM Small-Cap Funds may invest their assets in foreign securities, although such investments are not currently a principal investment technique for these Funds. However, if foreign securities present attractive investment opportunities, any one of these Funds may increase the percentage of its assets in foreign securities, subject to applicable limits. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund, such as the RCM Global Small-Cap, RCM Global
               Technology, RCM Global Equity, RCM International Growth Equity,
               RCM Emerging Markets or RCM Europe Fund, invests a significant portion of its assets in a particular currency or a narrowly defined geographic area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks, including weather emergencies and natural disasters, associated with foreign investments. Specifically, because certain of the Funds may invest more than 25% of their assets in France, Germany, Japan or the United Kingdom, these Funds may be subject to increased risks due to political, economic, social or regulatory events in those countries. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.


                                                                  Prospectus 25

               EMU Countries Risk. Certain Funds, particularly the RCM Europe Fund, will invest in companies located in both EMU and non-EMU European countries. Investments in EMU countries, all of which use the euro as their currency, involve certain risks. The EMU's objective is to create a single, unified market through which people, goods and money can work freely. Participation in the EMU is based on countries meeting certain financial criteria contained in the treaty creating the EMU. The transition to the EMU may be troubled as twelve separate nations adjust to the reduction in flexibility, independence, and sovereignty that the EMU requires. High unemployment and a sense of "deculturalization" within the general public and the participating countries could lead to political unrest and continuing labor disturbances.

Emerging       Foreign investment risk may be particularly high to the extent
Markets Risk   that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. The
               RCM Emerging Markets Fund normally invests most of its assets in emerging market securities and is particularly sensitive to these risks. The RCM Global Small-Cap, RCM Global Technology,
               RCM Global Equity, RCM International Growth Equity and RCM
               Large-Cap Growth Funds may also invest a significant portion of their assets in emerging market securities. In addition, the risks associated with investing in a narrowly defined geographic area (discussed above under "Foreign (non-U.S.) Investment
               Risk") are generally more pronounced with respect to investments in emerging market countries.

Currency Risk  Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The RCM Global Small-Cap, RCM Global Technology, RCM Global Equity, RCM International Growth Equity, RCM Emerging Markets and RCM Europe Funds are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused        Focusing Fund investments in a small number of issuers,
Investment     industries or foreign currencies or regions increases risk.
Risk           Funds, such as the RCM Europe, RCM Global Technology and RCM
               International Growth Equity Funds, that are "non-diversified" because they invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. The RCM Global Small-Cap, RCM Global
               Equity and RCM Emerging Markets Funds may be subject to increased risk to the extent that they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S., because companies in those areas may share common characteristics and are often subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments. Similarly, the RCM
               Global Technology Fund is vulnerable to events affecting technology companies because this Fund normally "concentrates" its investments in such companies. Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in related industries such as "technology" or "financial and business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.

Leveraging     Leverage, including borrowing, will cause the value of a Fund's
Risk           shares to be more volatile than if the Fund did not use
               leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage.
               The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Interest       To the extent that Funds purchase fixed income securities for
Rate Risk      investment or defensive purposes, they will be subject to
               interest rate risk, a market risk relating to investments in fixed income securities such as bonds and notes.

               As interest rates rise, the value of fixed income securities in a Fund's portfolio is likely to decrease. Securities with longer "durations" (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. Generally, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


26  PIMCO Funds: Multi-Manager Series

Turnover Risk  A change in the securities held by a Fund is known as "portfolio turnover." Certain of the Funds, specifically the RCM Global Small-Cap, RCM Global Technology, RCM Global Equity, RCM Mid-Cap, RCM Small-Cap, RCM International Growth Equity, RCM Emerging Markets and RCM Europe Funds are particularly susceptible to this risk. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund's after-tax returns. The trading costs of tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Credit Risk    All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

High Yield     Funds that invest in high yield securities and unrated
Risk           securities of similar quality (commonly known as "junk bonds")
               may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities.
               The RCM Emerging Markets and RCM Global Equity Funds are particularly susceptible to this risk. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell them (liquidity risk).

Management     Each Fund is subject to management risk because it is an
Risk           actively managed investment portfolio. PIMCO Funds Advisors, the
               Sub-Adviser and each individual portfolio management team or portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.


                                                                  Prospectus 27

               Management of the Funds
Investment     PIMCO Funds Advisors LLC ("PIMCO Funds Advisors") serves as the
Adviser and    investment adviser and the administrator (serving in its
Administrator  capacity as administrator, the "Administrator") for the Funds.
               Subject to the supervision of the Board of Trustees, PIMCO Funds
               Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

               PIMCO Funds Advisors is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, PIMCO Funds Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. PIMCO Funds Advisors is a wholly owned indirect subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"). ADAM of America was organized as a limited
               partnership under Delaware law in 1987. As of [           ],
               2002, PIMCO Funds Advisors and its advisory affiliates had approximately $[ ] billion in assets under management.

               PIMCO Funds Advisors has retained its investment management affiliate (the "Sub-Adviser"), Dresdner RCM Global Investors LLC ("Dresdner RCM") to manage each Fund's investments.

               PIMCO Funds Advisors has retained its affiliate, Pacific Investment Management Company LLC, to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Funds Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory Fees  Each Fund pays PIMCO Funds Advisors fees in return for providing or arranging for the provision of investment advisory services. PIMCO Funds Advisors (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

               The Funds pay monthly advisory fees to PIMCO Funds Advisors at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

       Fund                                                Advisory Fees
       -----------------------------------------------------------------
       RCM Large-Cap Growth Fund                               0.45%
       RCM Mid-Cap Fund                                        0.47%
       RCM International Growth Equity Fund                    0.50%
       RCM Tax-Managed Growth Fund                             0.60%
       RCM Small-Cap Fund                                      0.72%
       RCM Europe Fund                                         0.80%
       RCM Global Equity Fund                                  0.85%
       RCM Global Technology Fund                              0.95%
       RCM Emerging Markets and RCM Global Small-Cap Funds     1.00%

               Each Fund pays for the administrative services it requires under Administrative a fee structure which is essentially fixed. Institutional and
Fees Administrative Class shareholders of each Fund pay an administrative fee to PIMCO Funds Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Funds Advisors, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Institutional and Administrative Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

               Institutional and Administrative Class shareholders of the Funds pay PIMCO Funds Advisors monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Institutional and Administrative Class shares):

Fund                                                                              Administrative Fees
-----------------------------------------------------------------------------------------------------
RCM Large-Cap Growth, RCM Mid-Cap, RCM Small-Cap and RCM Tax-Managed Growth Funds        0.30%
RCM Global Equity, RCM Global Small-Cap and RCM Global Technology Funds                  0.40%
RCM Emerging Markets, RCM Europe and RCM International Growth Equity Funds               0.50%


28  PIMCO Funds: Multi-Manager Series

Sub-Adviser    The Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets, subject to the general supervision of PIMCO Funds
               Advisors and the Board of Trustees.

               Dresdner RCM is located at Four Embarcadero Center, San Francisco, CA 94111. Established in 1998, and the successor to the business of its holding company, Dresdner RCM Global Investors US Holdings LLC, Dresdner RCM is an indirect wholy-owned subsidiary of Allianz AG and an affiliate of ADAM of America. Dresdner RCM was originally formed as a Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. Dresdner RCM provides advisory services to mutual funds and institutional accounts. As
               of [           ], 2002, Dresdner RCM had approximately $[  ]
               billion in assets under management.

               Each of the Funds (with the exception of the RCM Global Technology Fund) is managed on a team basis, and no individual is separately responsible for the day-to-day management of the Funds.

               The Large-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Large-Cap Growth Fund. The Large-Cap Equity Portfolio Management Team is comprised of a team of investment professionals including, but not limited to, Seth Reicher and Mary Bersot.

               The Private Client Group Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Tax-Managed Growth Fund. The Private Client Group is comprised of a team of investment professionals including, but not limited to, Joanne Howard and Brad Branson.

               The Mid-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Mid-Cap Fund. The Mid-Cap Equity Portfolio Management Team is comprised of a team of investment professionals including, but not limited to, Gary Sokol and Brian Dombkowski.

               The Small-Cap Equity Portfolio Management Team and the Global Equity Portfolio Management Team are primarily responsible for the day-to-day management of the RCM Global Small-Cap Fund. The Teams are comprised of a team of investment professionals including, but not limited to, Tom Ross, Jonathon Bolton and Scott Brown.

               The Small-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Small-Cap Fund. The Small-Cap Equity Portfolio Management Team is comprised of a team of investment professionals including, but not limited to, Tom Ross.

               The International Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM International Growth Equity Fund, RCM Global Equity Fund, RCM Emerging Markets Fund and the RCM Europe Fund. The International Equity Portfolio Management Team is comprised of a team of investment professionals including, but not limited to, Mark Phelps, Barbel Lenz and Jonathon Bolton.

               The RCM Global Technology Fund is managed by Huachen Chen, CFA, a Managing Director who has been associated with Dresdner RCM Global Investors LLC since 1985, and by Walter C. Price, CFA, a Managing Director who has been associated with Dresdner RCM Global Investors LLC since 1974 . Mr. Chen holds an MBA in accounting and finance from the University of California, Berkeley, an MS in Materials Science and Engineering from Northwestern University and a BS in Materials Science and Engineering from Cornell University. Mr. Price received his BS with Honors in Management and Electrical Engineering and a Masters of Science in Management from Massachusetts Institute of Technology.

Adviser/Sub-   Shareholders of each Fund have approved a proposal permitting
Adviser        PIMCO Funds Advisors to enter into new or amended sub-advisory
Relationship   agreements with one or more sub-advisers with respect to each
               Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits
               PIMCO Funds Advisors from entering into sub-advisory agreements with affiliates of PIMCO Funds Advisors without shareholder approval, unless those affiliates are substantially wholly-owned by ADAM of America. Subject to the ultimate responsibility of the Board of Trustees, PIMCO Funds Advisors has responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

Distributor    The Trust's Distributor is PIMCO Funds Distributors LLC, an
               indirect wholly owned subsidiary of ADAM of America. The
               Distributor, located at 2187 Atlantic Street, Stamford,
               Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission.


                                                                  Prospectus 29

               Investment Options --
               Institutional Class and Administrative Class Shares

               The Trust offers investors Institutional Class and
               Administrative Class shares of the Funds in this Prospectus.

               The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares.

               Administrative Class shares are generally subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

               . Service and Distribution (12b-1) Fees--Administrative Class Shares. The Trust has adopted both an Administrative Services Plan and a Distribution Plan for the Administrative Class Shares of each Fund. The Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

               Each Plan allows the Funds to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

               In combination, the Plans permit a Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

               . Arrangements with Service Agents. Institutional Class and Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.


30  PIMCO Funds: Multi-Manager Series

               Purchases, Redemptions and Exchanges

Purchasing     Investors may purchase Institutional Class and Administrative
Shares         Class shares of the Funds at the relevant net asset value
               ("NAV") of that class without a sales charge or other fee.

               Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

               Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

               Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party.

               . Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Fund. At the discretion of PIMCO Funds Advisors, the minimum initial investment may be waived for Institutional or Administrative Class shares offered to clients of the Fund's sub-administrator, Pacific Investment Management Company, or to clients of the sub-advisors to the Trust's Funds, and their affiliates, and to the benefit plans of PIMCO Funds Advisors and its affiliates. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor in which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

               The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

               . Timing of Purchase Orders and Share Price Calculations. A purchase order received by the Trust's transfer agent, National Financial Data Services (the "Transfer Agent"), prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's net asset value ("NAV"). An order received after that time will be effected at the NAV determined on the next day the Trust is open for business. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

               . Initial Investment. Investors may open an account by completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

               Except as described below, an investor may purchase Institutional Class and Administrative Class shares only by wiring federal funds to the Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

               An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO Funds Advisors or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company LLC, or from an


                                                                  Prospectus 31
               investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

               . Additional Investments. An investor may purchase additional Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

               . Other Purchase Information. Purchases of a Fund's Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

               The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

               An investor should invest in the Funds for long-term investment purposes only. The Trust and PIMCO Funds Advisors each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

               Institutional Class and Administrative Class shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

               Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if PIMCO Funds Advisors or a Sub-Adviser intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

               . Retirement Plans. Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

               . Redemption Fees. Investors in Institutional Class and Administrative Class shares of the Funds will be subject to a "Redemption Fee" on redemptions and exchanges of up to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 30 days of their acquisition (i.e., beginning on the 31st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges. A new 30 day time period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). In determining whether a redemption fee is payable, the first-in first-out, or "FIFO," method will be used to determine which shares are being redeemed. The Redemption Fees may be waived for certain categories of investors, as described below.

               Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO Funds Advisors, the Fund's Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

               The purpose of the Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by "market timers" and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents PIMCO Funds Advisors' estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's redemption or exchange. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks) and the effect of "bid/asked" spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition


32  PIMCO Funds: Multi-Manager Series
               among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

               Waiver of Redemption Fees. Redemptions and exchanges by shareholders that are investing through qualified retirement plans such as 401(k) plans will not be subject to the Redemption Fee. In addition, redemptions and exchanges by shareholders that are investing through financial institutions (for example, through broker-dealer omnibus accounts) that have not agreed to assess the Redemption Fees against such shareholders will not be subject to Redemption Fees. The Trust may eliminate or modify these waivers at any time.

Redeeming      . Redemptions by Mail. An investor may redeem (sell)
Shares         Institutional Class and Administrative Class shares by
               submitting a written request to PIMCO Funds at 840 Newport
               Center Drive, Suite 300, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

               . Redemptions by Telephone or Other Wire Communication. An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, by sending an e-mail to shareholder.services@pimco.com or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or e-mail, but must be confirmed in writing by an authorized party prior to processing.

               In electing a telephone redemption, the investor authorizes Pacific Investment Management Company and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Pacific Investment Management Company or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Pacific Investment Management Company or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

               Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

               Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

               . Other Redemption Information. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day.

               Redemption proceeds will ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.


                                                                  Prospectus 33

               For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

               Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

               The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

               Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Exchange       Except as provided below, or in the applicable Funds' or series
Privilege      prospectus(es), an investor may exchange Institutional Class or
               Administrative Class shares of a Fund for shares of the same class of any other Fund or other series of the Trust that offers that class based on the respective NAVs of the shares involved.
               An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may also exchange shares of a Fund for shares of the same class of a series of PIMCO Funds:
               Pacific Investment Management Series, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific Investment Management Company, subject to any restrictions on exchanges set forth in the applicable series' prospectus(es). Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO
               Funds: Pacific Investment Management Series at the same address and telephone number as the Trust.

               Unless eligible for a waiver, shareholders who exchange their Institutional Class or Administrative Class shares of a Fund for the same class of shares of the PIMCO Tax-Efficient Structured Emerging Markets Fund, another series of the Trust, will be subject to a Fund Reimbursement Fee of 1.00% of the NAV of the shares of these Funds acquired in connection with the exchange. Also, shareholders who exchange shares of the Tax-Efficient Structured Emerging Markets Fund for shares of any other Fund will be subject to a Fund Reimbursement Fee of 1.00% of the NAV of the shares of this Fund redeemed in connection with the exchange. See "Fund Reimbursement Fees" above.

               An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

               The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Funds Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges or transactions characteristic of "market-timing" strategies may be deemed by PIMCO Funds Advisors to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges investors may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.


34  PIMCO Funds: Multi-Manager Series

               How Fund Shares Are Priced

               The net asset value ("NAV") of a Fund's Institutional and Administrative Class shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

               For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

               Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the RCM Global Small-Cap, RCM Global Technology, RCM Global Equity, RCM International Growth Equity, RCM Emerging Markets and RCM Europe Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

               Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

               In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

               Under certain circumstances, the per share NAV of the Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.


                                                                  Prospectus 35

               Fund Distributions

               Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the service and/or distribution fees applicable to Administrative Class shares. Each other Fund intends to declare and distribute income dividends to shareholders of record at least annually.

               In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

               A Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions.

               Shareholders do not pay any sales charges or other fees on the receipt of shares received through the reinvestment of Fund distributions.

               For further information on distribution options, please contact the Trust at 1-800-927-4648.

               Tax Consequences

               . Taxes on Fund Distributions. A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

               Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long the shareholder owned the shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to shareholders as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount will generally be taxable as ordinary income.

               Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

               . Taxes on Redemptions or Exchanges of Shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

               . A Note on the RCM Tax-Managed Growth Fund. The RCM Tax-Managed Growth Fund utilizes a number of tax-efficient management techniques designed to minimize taxable distributions. For instance, the Fund generally seeks to minimize realized gains and, when realizing gains, attempts to realize gains that will be taxed as capital gains (i.e., as gains on investments owned for more than 12 months) when distributed to shareholders. Although the Fund attempts to minimize taxable distributions, it may be expected to earn and distribute taxable income and realize and distribute capital gains from time to time.

               . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders of the RCM Global Small-Cap, RCM Global Technology, RCM Global Equity, RCM International Growth Equity, RCM Emerging Markets and RCM Europe Funds may be entitled to claim a credit or deduction with respect to foreign taxes.-


36  PIMCO Funds: Multi-Manager Series

               . A Note on Backup Withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be 30% for amounts paid in 2002 if a Fund is required to apply backup withholding to taxable distributions payable to a shareholder. Please see the Statement of Additional Information for further details about the new backup withholding tax rates.

               This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

               Characteristics and Risks of Securities and Investment Techniques

               This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio management teams and the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of PIMCO Funds Advisors, the Sub-Adviser and the portfolio management teams and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Investment     Investment-grade debt securities are obligations of the issuer
Grade Debt     to make payments of principal and/or interest on future dates,
Securities     and may be debt obligations issued or guaranteed by the U.S.
and            Government or foreign governments (including their agencies,
Defensive      instrumentalities, authorities and political subdivisions), by
Strategies     international or supranational government entities and by
               corporate issuers. Under normal circumstances, the Funds will invest primarily in equity securities and depositary receipts, including American Depositary Receipts, European Depositary
               Receipts or other similar depositary instruments representing securities of foreign companies. The Funds may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. Each of the Funds may invest a portion of its assets in investment-grade debt securities. The Funds may temporarily hold up to 100% of their assets in investment-grade debt securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions.

               To the extent that Funds purchase investment-grade securities for investment or defensive purposes, they will be subject to interest rate risk, a market risk relating to investments in investment-grade securities such as bonds and notes. As interest rates rise, the value of investment-grade securities in a Fund's portfolio are likely to decrease. Securities with longer "durations" (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of an investment-grade security that is used to determine the sensitivity of a security's price to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

               These temporary defensive strategies would be inconsistent with the investment objectives and principal investment strategies of the Funds and may adversely affect the Funds' ability to achieve their investment objectives.

Companies      Each of the Funds may invest in securities of companies with
With Smaller   market capitalizations that are small compared to other publicly
Market         traded companies. The RCM Global Small-Cap and RCM Small-Cap
CapitalizationsFunds, in particular, generally invest primarily in smaller companies and are especially sensitive to the risks described below. In addition, the RCM Global Technology, RCM Global
               Equity, RCM Tax-Managed Growth, RCM International Growth Equity,
               RCM Emerging Markets and RCM Europe Funds generally have substantial exposure to these risks. The RCM Mid-Cap Fund also has significant exposure to these risks because it invests primarily in companies with medium-sized market capitalizations, which are smaller and generally less well-known or seasoned than larger companies.

               Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller


                                                                  Prospectus 37
               companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

               Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Initial        The Funds, particularly the RCM Global Technology Fund, may
Public         purchase securities in initial public offerings (IPOs). These
Offerings      securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion
               (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Foreign        The Funds invest in the following types of foreign equity and
(non-U.S.)     equity-linked securities (together, "foreign securities"):
Securities     securities of companies that are organized or headquartered outside the U.S., or that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; depositary receipts; and securities of other investment companies investing primarily in such equity and equity-related foreign securities. The Sub-Adviser expects that the Funds' foreign investments will primarily be traded on recognized foreign securities exchanges. However, each Fund may also invest in securities that are traded only over-the-counter, either in the U.S. or in foreign markets, when the Sub-Adviser believes that such securities meet a Fund's investment criteria.
               The Funds also may invest in securities that are not publicly traded either in the U.S. or in foreign markets.

               All of the Funds may invest in American Depository Receipts
               (ADRs). European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

               Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries' financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging       Each of the Funds that may invest in foreign securities may
Market         invest in securities of issuers based in or that trade
Securities     principally in countries with developing (or "emerging market")
               economies. The RCM Emerging Markets Fund normally invests most of its assets in emerging market securities. The RCM Global
               Small-Cap, RCM Global


38  PIMCO Funds: Multi-Manager Series

               Technology, RCM Global Equity, RCM International Growth Equity, RCM Large-Cap Growth and RCM Europe Funds may also invest significant portions of their assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

               Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

               Special Risks of Investing in Russian and Other Eastern European Securities. Each of the RCM Global Small-Cap, RCM Global Technology, RCM Global Equity, RCM International Growth Equity, RCM Emerging Markets and RCM Europe Funds may invest a significant portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign        A Fund that invests directly in foreign currencies or in
Currencies     securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The RCM Global
               Small-Cap, RCM Global Technology, RCM Global Equity, RCM
               International Growth Equity, RCM Emerging Markets and RCM Europe
               Funds are particularly sensitive to this risk.

               Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. The euro and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

               Foreign Currency Transactions. The RCM Tax-Managed Growth, RCM Global Small-Cap, RCM Global Technology, RCM Global Equity, RCM International Growth Equity, RCM Emerging Markets and RCM Europe Funds may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. In addition, these Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.



                                                                  Prospectus 39

               The RCM Tax-Managed Growth, RCM Balanced, RCM Global Small-Cap, RCM Global Technology, RCM Global Equity, RCM International Growth Equity, RCM Emerging Markets and RCM Europe Funds may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio management team or portfolio manager. These Funds may use one currency (or basket of currencies) to hedge against adverse changes in the value of another currency (or basket of currencies) when exchange rates between the two currencies are positively correlated. Each Fund will segregate assets determined to be liquid by PIMCO Funds Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Corporate      Each Fund may invest in corporate debt securities. Corporate
Debt           debt securities are subject to the risk of the issuer's
Securities     inability to meet principal and interest payments on the
               obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.
               When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

Convertible    Each Fund may invest in convertible securities. Convertible
Securities     securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives    Each Fund (except the RCM Mid-Cap and RCM Small-Cap Funds) may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its non-principal investment strategies. A Fund may also use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

               Examples of derivative instruments that the Funds may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. The Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each of these Funds may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

               A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

               Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

               Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

               Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.


40  PIMCO Funds: Multi-Manager Series

               Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO Funds Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

               Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

               Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio management team or portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

               Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

               The Funds may invest in equity-linked securities. Equity-linked
Equity-Linked  securities are privately issued securities whose investment
Securities     results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that a Fund invests in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See
               "Foreign Securities" above. In addition, an investing Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements and zero-strike warrants and options. See
               "Derivatives" above. Equity-linked securities may be considered illiquid and thus subject to the Funds' restrictions on investments in illiquid securities.

Credit         The Funds may invest in securities based on their credit ratings
Ratings and    assigned by rating agencies such as Moody's Investors Service,
Unrated        Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").
Securities     Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P.
               Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Funds Advisors and the Sub-Adviser do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

               A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High Yield     Securities rated lower than Baa by Moody's or lower than BBB by
Securities     S&P are sometimes referred to as "high yield securities" or
               "junk bonds." The Funds, particularly the RCM Global Equity and
               RCM Emerging Markets Funds, may invest in these securities.
               Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities typically may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These


                                                                  Prospectus 41
               securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of       For the purpose of achieving income, each Fund may lend its
Portfolio      portfolio securities to brokers, dealers, and other financial
Securities     institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
               "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short Sales    Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued,   Each Fund may purchase securities which it is eligible to
Delayed        purchase on a when-issued basis, may purchase and sell such
Delivery and   securities for delayed delivery and may make contracts to
Forward        purchase such securities for a fixed price at a future date
Commitment     beyond normal settlement time (forward commitments). When-issued
Transactions   transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value.
               Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase     Each Fund may enter into repurchase agreements, in which the
Agreements     Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse        Each Fund may enter into reverse repurchase agreements, subject
Repurchase     to the Fund's limitations on borrowings. A reverse repurchase
Agreements     agreement involves the sale of a security by a Fund and its
and Other      agreement to repurchase the instrument at a specified time and
Borrowings     price, and may be considered a form of borrowing for some
               purposes. A Fund will segregate assets determined to be liquid by PIMCO Funds Advisors or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Illiquid       Each Fund may invest in securities that are illiquid so long as
Securities     not more than 15% (10% in the case of the RCM International
               Growth Equity Fund and 5% for each of the RCM Mid-Cap and RCM
               Small-Cap Funds) of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities
               (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.


42  PIMCO Funds: Multi-Manager Series

Investment     The Funds may invest in securities of other investment
in Other       companies, such as closed-end management investment companies
Investment     and exchange traded funds, or in pooled accounts or other
Companies      investment vehicles which invest in foreign markets. As a
               shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Portfolio      The length of time a Fund has held a particular security is not
Turnover       generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover."
               Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.
               Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Changes in     Each of the Funds' investment objective of long-term capital
Investment     appreciation, and current income in the case of the RCM Balanced
Objectives     Fund, and after-tax growth of capital in the case of the RCM
and Policies   Tax-Managed Growth Fund, is a fundamental policy that may not be changed without shareholder approval. In addition, it is a fundamental policy that may not be changed without shareholder approval that the RCM Global Small Cap and RCM Global Technology
               Funds must all invest in companies located in at least three different countries. However, unless otherwise stated in the Statement of Additional Information, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and        In addition to the risks described under "Summary of Principal
Smaller-Sized  Risks" above and in this section, several of the Funds are newly
Funds          formed and therefore have limited performance history for
               investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds' size, may have a disproportionate impact on the Funds' performance results. The
               Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage     Unless otherwise stated, all percentage limitations on Fund
Investment     investments listed in this Prospectus will apply at the time of
Limitations    investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. References to assets in the percentage limitations on the Funds' investments refer to total assets, except with respect to the principal investment objectives of the Funds (except the RCM Tax Managed Growth Fund). References to assets in the first paragraph of the Fund Summaries for these funds refer to net assets plus borrowings made for investment purposes.

Other          The Funds may invest in other types of securities and use a
Investments    variety of investment techniques and strategies which are not
and            described in this Prospectus. These securities and techniques
Techniques     may subject the Funds to additional risks. In addition, the
               Funds may use GrassrootsSM Research in addition to their traditional research activities. GrassrootsSM Research is a division of Dresdner RCM Global Investors LLC. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to Dresdner RCM Global Investors LLC and certain of its affiliates in connection with broker services. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.


                                                                  Prospectus 43

Financial Highlights

The financial information shown below is that of the corresponding series of Dresdner RCM Global Funds, Inc. which were reorganized into the Funds on February 1, 2002. This information including information for the fiscal year
ended June 30, 2002, has been audited by [          ], whose report, along with
the Funds' financial statements, are available upon request and incorporated by reference into the SAI. [To be updated by post-effective amendment.]

                                      Net Realized                                            Distributions
   Fiscal       Net Asset    Net          and                  Distributions Distributions in   from Net
   Year or        Value   Investment   Unrealized   Total from   from Net     Excess of Net     Realized
   Period       Beginning   Income   Gain (Loss) on Investment  Investment      Investment       Gain on
    Ended       of Period (Loss) (1)  Investments   Operations    Income          Income       Investments
-----------------------------------------------------------------------------------------------------------
Large Cap Growth Fund
   6/30/01       $16.89     $ 0.01      $ (2.72)     $ (2.71)     $ 0.00          $ 0.00         $ 0.00
  12/31/00        19.07      (0.02)       (1.55)       (1.57)       0.00            0.00          (0.14)
  12/31/99        16.14      (0.05)        6.95         6.90        0.00            0.00          (3.97)
  12/31/98        12.53      (0.02)        5.51         5.49       (0.01)           0.00          (1.87)
  12/31/97        10.00       0.01         3.17         3.18       (0.01)           0.00          (0.64)
  12/31/96(4)     10.00       0.00         0.00         0.00        0.00            0.00           0.00
Tax Managed Growth Fund
   6/30/01       $13.78     $(0.02)     $ (2.13)     $ (2.15)     $ 0.00          $ 0.00         $ 0.00
  12/31/00        14.99      (0.09)       (1.12)       (1.21)       0.00            0.00           0.00
  12/31/99        10.00      (0.06)        5.28         5.22        0.00            0.00          (0.21)
  12/31/98(6)     10.00       0.00         0.00         0.00        0.00            0.00           0.00
MidCap Fund
   6/30/01       $ 3.33     $ 0.00      $ (0.55)     $ (0.55)     $ 0.00          $ 0.00         $ 0.00
  12/31/00         8.02      (0.04)        0.20         0.16        0.00            0.00          (4.34)
  12/31/99         5.87      (0.01)        3.42         3.41        0.00            0.00          (1.26)
  12/31/98         6.23       0.00         0.81         0.81        0.00            0.00          (1.17)
  12/31/97         6.40      (0.01)        1.08         1.07        0.00            0.00          (1.24)
  12/31/96(2)      9.13      (0.01)        1.59         1.58        0.00            0.00          (4.31)
Small Cap Fund
   6/30/01       $ 6.43     $(0.01)     $ (0.65)     $ (0.66)     $ 0.00          $ 0.00         $ 0.00
  12/31/00        10.23      (0.06)       (1.81)       (1.87)       0.00            0.00          (1.36)
  12/31/99         9.36      (0.06)        1.20         1.14        0.00           (0.27)          0.00
  12/31/98        11.66      (0.07)        0.00(12)    (0.07)       0.00            0.00          (2.23)
  12/31/97        11.77      (0.08)        2.29         2.21        0.00            0.00          (2.32)
  12/31/96(3)     11.35      (0.08)        3.82         3.74        0.00            0.00          (3.32)
Global Small Cap Fund
   6/30/01       $18.63     $(0.09)     $ (2.33)     $ (2.42)     $ 0.00          $ 0.00         $ 0.00
  12/31/00        23.38      (0.21)       (3.04)       (3.25)       0.00            0.00          (0.41)
  12/31/99        12.37      (0.17)       12.96        12.79        0.00            0.00          (1.78)
  12/31/98        11.09      (0.13)        2.23         2.10        0.00            0.00          (0.82)
  12/31/97        10.00      (0.13)        2.64         2.51        0.00            0.00          (1.42)
  12/31/96(4)     10.00       0.00         0.00         0.00        0.00            0.00           0.00
Global Technology Fund
   6/30/01       $50.33     $(0.01)     $(17.68)     $(17.69)     $ 0.00          $ 0.00         $ 0.00
  12/31/00        59.21      (0.18)       (8.27)       (8.45)       0.00            0.00          (0.43)
  12/31/99        21.40      (0.35)       39.54        39.19        0.00            0.00          (1.38)
  12/31/98        13.69      (0.16)        8.44         8.28        0.00            0.00          (0.57)
  12/31/97        12.60      (0.16)        3.46         3.30        0.00            0.00          (2.21)
  12/31/96        10.04      (0.15)        2.80         2.65        0.00            0.00          (0.09)
International Growth Equity Fund
   6/30/01       $13.84     $ 0.04      $ (2.81)     $ (2.77)     $ 0.00          $ 0.00         $ 0.00
  12/31/00        22.34      (0.01)       (6.00)       (6.01)       0.00           (0.30)         (1.52)
  12/31/99        14.98       0.02         8.91         8.93       (0.07)          (0.10)         (1.40)
  12/31/98        13.70       0.06         1.80         1.86       (0.23)           0.00          (0.35)
  12/31/97        12.72       0.06         2.22         2.28       (0.14)           0.00          (1.16)
  12/31/96(7)     11.56       0.04         2.16         2.20       (0.16)           0.00          (0.88)
Emerging Markets Fund
   6/30/01       $12.06     $ 0.12      $ (1.08)     $ (0.96)     $ 0.00          $ 0.00         $ 0.00
  12/31/00        16.87       0.00#       (4.26)       (4.26)       0.00            0.00          (0.55)
  12/31/99         9.06      (0.01)        8.29         8.28        0.00            0.00          (0.47)
  12/31/98         9.99       0.12        (0.97)       (0.85)      (0.08)           0.00           0.00
  12/31/97(5)     10.00       0.00#       (0.01)       (0.01)       0.00            0.00           0.00
Europe Fund
   6/30/01       $11.87     $ 0.01      $ (2.75)     $ (2.74)     $ 0.00          $ 0.00         $ 0.00
  12/31/00(10)    20.58      (0.11)       (6.26)       (6.37)       0.00            0.00          (2.34)
Global Equity Fund
   6/30/01       $10.10     $ 0.00      $ (1.56)     $ (1.56)     $ 0.00          $ 0.00         $ 0.00
  12/31/00        15.84      (0.08)       (1.62)       (1.70)      (0.02)           0.00          (3.83)
  12/31/99        10.00      (0.03)        6.22         6.19        0.00           (0.06)         (0.29)
  12/31/98(6)     10.00       0.00         0.00         0.00        0.00            0.00           0.00

For Footnote References, see "Notes to Financial Highlights."


44  PIMCO Funds: Multi-Manager Series

Distributions                                                   Net                          Ratio of Expenses to  Ratio of Net
in Excess of                                                  Assets,   Ratio of Expenses to  Average Net Assets    Investment
Net Realized                           Net Asset              End of     Average Net Assets   without Waiver and   Income (Loss)
   Gain on        Total     Redemption Value, End   Total     Period      with Waiver and       Reimbursement       to Average
 Investments  Distributions    Fees    of Period  Return (8) (in 000s)   Reimbursement (11)          (11)         Net Assets (11)
----------------------------------------------------------------------------------------------------------------------------------
    $0.00        $ 0.00       $0.00      $14.18     (16.05)% $   56,196         0.75%                  1.05%           0.16 %
   (0.47)         (0.61)       0.00       16.89      (8.37)      41,741         0.88                   1.37            (0.13)
     0.00         (3.97)       0.00       19.07      44.84       14,898         0.95                   2.45            (0.26)
     0.00         (1.88)       0.00       16.14      44.11        7,935         0.95                   3.04            (0.11)
     0.00         (0.65)       0.00       12.53      31.99        5,025         0.95                   2.63             0.10
     0.00          0.00        0.00       10.00       0.00        4,000         0.00#                  0.00             0.00#
    $0.00        $ 0.00       $0.18      $11.81     (14.30)% $    4,298         1.25%                  2.06%           (0.31)%
     0.00          0.00        0.00#      13.78      (8.07)      25,774         1.25                   1.58            (0.58)
   (0.02)         (0.23)       0.00       14.99      52.44        1,499         1.25                  14.36            (0.47)
     0.00          0.00        0.00       10.00       0.00        1,000         0.00(9)                0.00            0.00 (9)
    $0.00        $ 0.00       $0.00      $ 2.78     (16.52)% $  773,592         0.77%                  0.79%           (0.27)%
   (0.51)         (4.85)       0.00        3.33       1.25      890,883         0.00                   0.76            (0.41)
     0.00         (1.26)       0.00        8.02      60.18    1,357,489         0.00                   0.77            (0.22)
     0.00         (1.17)       0.00        5.87      15.06      975,263         0.00                   0.76            (0.01)
     0.00         (1.24)       0.00        6.23      17.50      960,825         0.00                   0.76            (0.17)
     0.00         (4.31)       0.00        6.40      19.07      896,320         0.00                   0.84            (0.12)
    $0.00        $ 0.00       $0.00      $ 5.77     (10.40)% $  145,470         1.02%                  1.18%           (0.39)%
   (0.57)         (1.93)       0.00        6.43     (17.87)     176,879         0.00                   1.02            (0.57)
     0.00         (0.27)       0.00       10.23      12.40      404,693         0.00                   1.02            (0.71)
     0.00         (2.23)       0.00        9.36       1.11      557,965         0.00                   1.01            (0.61)
     0.00         (2.32)       0.00       11.66      19.49      661,411         0.00                   1.02            (0.68)
     0.00         (3.32)       0.00       11.77      34.39      568,601         0.00                   1.00            (0.58)
    $0.00        $ 0.00       $0.00      $16.21     (13.09)% $   10,618         1.50%                  2.26%           (1.06)%
   (1.09)         (1.50)       0.00       18.63     (13.88)      17,804         1.50                   1.70            (0.84)
     0.00         (1.78)       0.00       23.38     104.63       24,073         1.50                   4.10            (1.13)
     0.00         (0.82)       0.00       12.37      19.29        5,479         1.75                   3.86            (1.03)
     0.00         (1.42)       0.00       11.09      25.48        4,456         1.75                   3.09            (1.14)
     0.00          0.00        0.00       10.00       0.00        4,000         0.00(9)                0.00             0.00(9)
    $0.00        $ 0.00       $0.00      $32.64     (35.10)% $  204,755         1.15%                  1.15%           (0.04)%
     0.00         (0.43)       0.00       50.33     (14.33)     366,353         1.21                   1.21            (0.26)
     0.00         (1.38)       0.00       59.21     182.95      197,897         1.50                   1.50            (1.02)
     0.00         (0.57)       0.00       21.40      61.05       18,558         1.75                   2.49            (0.99)
     0.00         (2.21)       0.00       13.69      27.08        6,950         1.75                   2.45            (1.15)
     0.00         (0.09)       0.00       12.60      26.41        5,117         1.73                   7.75            (1.34)
    $0.00        $ 0.00       $0.00      $11.07     (20.09)% $  182,271         1.00%                  1.04%           0.62 %
   (0.67)         (2.49)       0.00       13.84     (26.76)     225,278         1.00                   1.00            (0.04)
     0.00         (1.57)       0.00       22.34      60.66      285,561         1.00                   1.06             0.12
     0.00         (0.58)       0.00       14.98      13.81      121,975         1.00                   1.06             0.37
     0.00         (1.30)       0.00       13.70      17.93       98,443         1.00                   1.06             0.41
     0.00         (1.04)       0.00       12.72      19.31       52,605         0.99                   1.25             0.32
    $0.00        $ 0.00       $0.00      $11.10      (7.96)% $    5,740         1.50%                  4.89%           2.13 %
     0.00         (0.55)       0.00       12.06     (25.24)       5,194         1.50                   4.93             0.03
     0.00         (0.47)       0.00       16.87      91.90        5,154         1.50                   9.33            (0.13)
     0.00         (0.08)       0.00        9.06      (8.39)       2,734         1.50                   8.29             1.23
     0.00          0.00        0.00        9.99       0.00        2,996         0.01(9)                0.00             0.00
    $0.00        $ 0.00       $0.00      $ 9.13     (22.89)% $        3         1.35%              1,013.01%(13)       0.13 %
     0.00         (2.34)       0.00       11.87     (30.61)           4         1.35                   9.67            (0.83)
    $0.00        $ 0.00       $0.00      $ 8.54     (15.45)% $    1,159         1.25%                 16.51%           (0.05)%
   (0.19)         (4.04)       0.00       10.10     (10.80)       1,371         1.25                  11.25            (0.53)
     0.00         (0.35)       0.00       15.84      62.20        1,584         1.25                  14.59            (0.27)
     0.00          0.00        0.00       10.00       0.00        1,000         0.00(9)                0.00            0.00 (9)

Distributions
in Excess of
Net Realized
   Gain on    Portfolio
 Investments  Turnover
------------------------
    $0.00       19.32%
   (0.47)       41.67
     0.00      109.29
     0.00       99.58
     0.00      119.87
     0.00        0.00
    $0.00       40.02%
     0.00       85.18
   (0.02)       43.35
     0.00        0.00
    $0.00       75.61%
   (0.51)      192.99
     0.00      198.17
     0.00      168.24
     0.00      155.10
     0.00      115.89
    $0.00      109.34%
   (0.57)      206.80
     0.00      116.42
     0.00      131.85
     0.00      117.64
     0.00      117.00
    $0.00      134.32%
   (1.09)      201.54
     0.00      161.61
     0.00      184.38
     0.00      153.49
     0.00        0.00
    $0.00      386.43%
     0.00      450.84
     0.00      119.32
     0.00      265.99
     0.00      189.41
     0.00      155.58
    $0.00       84.19%
   (0.67)      161.71
     0.00      139.69
     0.00       84.49
     0.00      122.43
     0.00      119.09
    $0.00       54.23%
     0.00      162.14
     0.00      215.64
     0.00      279.25
     0.00        0.00(9)
    $0.00       87.22%
     0.00      173.06
    $0.00       64.67%
   (0.19)      164.71
     0.00      149.96
     0.00        0.00

For Footnote References, see "Notes to Financial Highlights."


                                                                  Prospectus 45

               Notes to Financial Highlights
               June 30, 2001
                                 [To be updated by post-effective amendment.]

               The following notes are being used as reference items in the Financial Highlights of the Funds. References in these footnotes to Class I shares and Class N shares are references to those shares of Dresdner RCM Global Funds, Inc. that were exchanged for Institutional Class shares and Class D shares of the Funds on February 1, 2002.

               (1)Calculated using the average share method.

               (2)Stock split 25:1 at close of business on June 17, 1996. All share amounts were restated to reflect the stock split.

               (3)Stock split 12:1 at close of business on June 17, 1996. All share amounts were restated to reflect the stock split.

               (4)Commencement of operations, for the Large Cap Growth Fund,
                  Class I shares and the Global Small Cap Fund, Class I shares was December 31, 1996.

               (5)Commencement of operations for the Emerging Markets Fund,
                  Class I shares, was December 30, 1997.

               (6)Commencement of operations for the Tax Managed Growth Fund,
                  Class I shares, and the Global Equity Fund, Class I shares, was December 30, 1998.

               (7)Stock split 10:1 at close of business on June 17, 1996. All per share amounts were restated to reflect the stock split.

               (8)Total return measures the change in value of an investment over the period indicated. For periods less than one year, the total return is not annualized.

               (9)Not annualized. Fund was in operation for less than five days.

              (10)Commencement of operations for the Europe Fund, Class I shares, was March 3, 2000.

              (11)Annualized for periods less than one year.

              (12)The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investment of the Fund.

              (13)The increase in I Class gross expense ratio is due to the decrease in the class' net assets during the period.

               #  Amount represents less than $0.01 per share.


46  PIMCO Funds: Multi-Manager Series

                     (This page left blank intentionally)





                                                                  Prospectus 47

                     (This page left blank intentionally)





48  PIMCO Funds: Multi-Manager Series

               ---------------------------------------------------------------
PIMCO Funds:   INVESTMENT ADVISER AND ADMINISTRATOR
Multi-Manager
Series
               PIMCO Funds Advisors LLC, a division of ADAM of America, 1345
               Avenue of the Americas, New York, NY 10105

 ------------------------------------------------------------------------------
               SUB-ADVISER
               Dresdner RCM Global Investors LLC, 4 Embarcadero Center, San Francisco, CA 94111

 ------------------------------------------------------------------------------
               CUSTODIAN
               State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

 ------------------------------------------------------------------------------
               TRANSFER AGENT
               National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105

 ------------------------------------------------------------------------------
               INDEPENDENT ACCOUNTANTS
               [                      ]

 ------------------------------------------------------------------------------
               LEGAL COUNSEL
               Ropes & Gray, One International Place, Boston, MA 02110

 ------------------------------------------------------------------------------

                                    [GRAPHIC]






Statement of Additional Information (SAI)
The SAI provides more detailed information about the Trust, including the operations and investment policies. It is incorporated by reference and is legally considered as part of this Prospectus.

How To Obtain Copies
You can obtain copies of this document by contacting the Trust or the SEC. All materials from the Trust are free; the SEC charges a duplicating fee. You can also review these materials in person at the SEC's Public Reference Room or by computer using the SEC's EDGAR database at www.sec.gov.

SEC File Number
811-6161

Securities and Exchange Commission
Washington, D.C. 20549-0102
800-SEC-0330 (Public Reference Section)
202-942-8090
www.sec.gov
publicinfo@sec.gov

You can obtain free copies of the SAI, or request other information and discuss your questions about the Funds, by contacting the Trust at:

PIMCO Funds
Multi-Manager Series
840 Newport Center Drive
Suite 300
Newport Beach, CA 92660
1-800-927-4648
www.pimcofunds.com

15-21330-00


GFMIS1101052

PIMCO Funds Prospectus


PIMCO Funds:
Multi-
Manager Series

November 1,
2002

Share Class D

This Prospectus describes 26 mutual funds offered by PIMCO Funds: Multi-Manager Series. The Funds provide access to the professional investment advisory services offered by PIMCO Funds Advisors LLC, a division of Allianz Dresdner Asset Management of America L.P., and its investment management affiliates. As
of [        ], 2002, PIMCO Funds Advisors and its investment management affiliates managed approximately $[  ] billion.

The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                                                  Prospectus 1

                     (This page left blank intentionally)


2   PIMCO Funds: Multi-Manager Series

               Table of Contents

Summary Information.........................................................  4
Fund Summaries
   Basic Value Fund.........................................................  6
   Capital Appreciation Fund................................................  9
   Equity Income Fund....................................................... 11
   Global Innovation Fund................................................... 13
   Growth Fund.............................................................. 15
   Growth & Income Fund..................................................... 17
   Innovation Fund.......................................................... 19
   Mid-Cap Fund............................................................. 21
   Opportunity Fund......................................................... 23
   RCM Biotechnology Fund................................................... 25
   RCM Emerging Markets Fund................................................ 27
   RCM Europe Fund.......................................................... 29
   RCM Global Equity Fund................................................... 31
   RCM Global Healthcare Fund............................................... 33
   RCM Global Small-Cap Fund................................................ 36
   RCM Global Technology Fund............................................... 39
   RCM International Growth Equity Fund..................................... 41
   RCM Large-Cap Growth Fund................................................ 43
   RCM Mid-Cap Fund......................................................... 45
   RCM Tax-Managed Growth Fund.............................................. 47
   Renaissance Fund......................................................... 49
   Select Growth Fund....................................................... 51
   Small-Cap Value Fund..................................................... 53
   Target Fund.............................................................. 55
   Tax-Efficient Equity Fund................................................ 57
   Value Fund............................................................... 59
Summary of Principal Risks.................................................. 61
Management of the Funds..................................................... 65
How Fund Shares Are Priced.................................................. 70
How to Buy and Sell Shares.................................................. 70
Fund Distributions.......................................................... 73
Tax Consequences............................................................ 74
Characteristics and Risks of Securities and Investment Techniques........... 75
Financial Highlights........................................................ 84


                                                                  Prospectus 3

               Summary Information

               The table below lists the investment objectives and compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 6.

                                                                                           Approximate Approximate
               PIMCO                Investment                   Main                      Number of   Capitalization
               Fund                 Objective                    Investments               Holdings    Range
-----------------------------------------------------------------------------------------------------------------------------
Growth Stock   RCM Large-Cap        Long-term capital            Large capitalization      45-85       At least $3 billion
Funds          Growth               appreciation                 equity securities
               --------------------------------------------------------------------------------------------------------------
               Growth               Long-term growth of          Common stocks of          35-50       At least $5 billion
                                    capital; income is an        companies with market
                                    incidental consideration     capitalizations
                                                                 of at least $5 billion
               --------------------------------------------------------------------------------------------------------------
               Select Growth        Long-term growth of          Common stocks of          15-25       At least $10 billion
                                    capital; income is an        companies with market
                                    incidental consideration     capitalizations of at
                                                                 least $10 billion
               --------------------------------------------------------------------------------------------------------------
               RCM Mid-Cap          Long-term capital            Small to medium           85-125      Up to $15.7 billion
                                    appreciation                 capitalization equity
                                                                 securities
               --------------------------------------------------------------------------------------------------------------
               Target               Capital appreciation; no     Common stocks of          40-60       Between $1 billion and
                                    consideration is given to    companies with market                 $10 billion
                                    income                       capitalizations of
                                                                 between $1 billion and
                                                                 $10 billion
               --------------------------------------------------------------------------------------------------------------
               Opportunity          Capital appreciation; no     Common stocks of          80-120      Between $100 million
                                    consideration is given to    companies with market                 and $2 billion
                                    income                       capitalizations of
                                                                 between $100 million and
                                                                 $2 billion
-----------------------------------------------------------------------------------------------------------------------------
Blend Stock    Growth & Income      Long-term growth of          Common stocks of          40-60       At least $1 billion
Funds                               capital; current income is a companies with market
                                    secondary objective          capitalizations of at
                                                                 least $1 billion
               --------------------------------------------------------------------------------------------------------------
               Capital Appreciation Growth of capital            Common stocks of          60-100      At least $1 billion
                                                                 companies with market
                                                                 capitalizations of at
                                                                 least $1 billion that
                                                                 have improving
                                                                 fundamentals and whose
                                                                 stock is reasonably
                                                                 valued by the market
               --------------------------------------------------------------------------------------------------------------
               Mid-Cap              Growth of capital            Common stocks of          60-100      More than $500
                                                                 companies with medium                 million (excluding the
                                                                 market capitalizations                200 largest
                                                                 (more than $500 million               capitalization
                                                                 excluding the 200                     companies)
                                                                 largest capitalization
                                                                 companies)
-----------------------------------------------------------------------------------------------------------------------------
Value Stock    Basic Value          Long-term growth of capital  Common stocks of          40          More than $2 billion
Funds                               and income                   companies with market
                                                                 capitalizations of more
                                                                 than $2 billion that are
                                                                 undervalued relative to
                                                                 the market and their
                                                                 industry groups
               --------------------------------------------------------------------------------------------------------------
               Equity Income        Current income as a primary  Income producing common   40-50       More than $2 billion
                                    objective; long-term growth  stocks of companies with
                                    of capital is a secondary    market capitalizations
                                    objective                    of more than $2 billion
               --------------------------------------------------------------------------------------------------------------
               Value                Long-term growth of capital  Common stocks of          35-50       More than $5 billion
                                    and income                   companies with market
                                                                 capitalizations of more
                                                                 than $5 billion and
                                                                 below-average valuations
                                                                 whose business
                                                                 fundamentals are
                                                                 expected to improve
               --------------------------------------------------------------------------------------------------------------
               Renaissance          Long-term growth of capital  Common stocks of          50-80       All capitalizations
                                    and income                   companies with
                                                                 below-average valuations
                                                                 whose business
                                                                 fundamentals are
                                                                 expected to improve
               --------------------------------------------------------------------------------------------------------------
               Small-Cap Value      Long-term growth of capital  Common stocks of          100         Between $100 million
                                    and income                   companies with market                 and $1.5 billion
                                                                 capitalizations of
                                                                 between $100 million and
                                                                 $1.5 billion and
                                                                 below-average
                                                                 price-to-earnings ratios
                                                                 relative to the market
                                                                 and their industry groups
-----------------------------------------------------------------------------------------------------------------------------
Enhanced Index Tax-Efficient Equity Maximum after-tax growth     A broadly diversified     More than   More than $5 billion
Stock Funds                         of capital                   portfolio of at least     200
                                                                 200 common stocks of
                                                                 companies represented in
                                                                 the S&P 500 Index with
                                                                 market capitalizations
                                                                 of more than $5 billion
               --------------------------------------------------------------------------------------------------------------
               RCM Tax-Managed      After-tax growth of capital  A broadly diversified     25-65       All capitalizations
               Growth                                            portfolio of equity
                                                                 securities of U.S.
                                                                 issuers
-----------------------------------------------------------------------------------------------------------------------------


4   PIMCO Funds: Multi-Manager Series

                                                                                     Approximate Approximate
               PIMCO             Investment                Main                      Number of   Capitalization
               Fund              Objective                 Investments               Holdings    Range
----------------------------------------------------------------------------------------------------------------------
Global Stock   RCM Global Equity Long-term capital         Equity securities of      85-125      All capitalizations
Funds                            appreciation              issuers located in at
                                                           least three different
                                                           countries
               -------------------------------------------------------------------------------------------------------
               RCM Global        Long-term capital         Equity securities of      55-95       Between $4.5 million
               Small-Cap         appreciation              issuers located in at                 and $2.8 billion
                                                           least three different
                                                           countries
----------------------------------------------------------------------------------------------------------------------
International  RCM International Long-term capital         Equity securities of      75-115      All capitalizations
Stock Funds    Growth Equity     appreciation              issuers located in at
                                                           least ten different
                                                           countries
               -------------------------------------------------------------------------------------------------------
               RCM Europe        Long-term capital         Equity securities of      30-70       All capitalizations
                                 appreciation              European issuers
               -------------------------------------------------------------------------------------------------------
               RCM Emerging      Long-term capital         Equity securities of      35-75       At least $100 million
               Markets           appreciation              issuers located in
                                                           countries with emerging
                                                           securities markets
----------------------------------------------------------------------------------------------------------------------
Sector-Related RCM Global        Long-term capital         Equity securities of      40-80       All capitalizations
Stock Funds    Healthcare        appreciation              companies in the
                                                           healthcare industry
                                                           located in at least
                                                           three different countries
               -------------------------------------------------------------------------------------------------------
               Innovation        Capital appreciation; no  Common stocks of          40-60       More than $200
                                 consideration is given to technology-related                    million
                                 income                    companies with market
                                                           capitalizations of more
                                                           than $200 million
               -------------------------------------------------------------------------------------------------------
               RCM Global        Long-term capital         Equity securities of      65-105      At least $500 million
               Technology        appreciation              companies in the
                                                           technology industry
                                                           located in at least
                                                           three different countries
               -------------------------------------------------------------------------------------------------------
               Global Innovation Capital appreciation; no  Common stocks of U.S.     30-60       More than $200
                                 consideration is given to and non-U.S.technology-               million
                                 income                    related companies with
                                                           market capitalizations
                                                           of more than $200 million
               -------------------------------------------------------------------------------------------------------
               RCM Biotechnology Long-term capital         Equity securities of      30-70       All capitalizations
                                 appreciation              companies in the
                                                           biotechnology industry
----------------------------------------------------------------------------------------------------------------------

Fund           The Funds provide a broad range of investment choices. The
Descriptions,  following Fund Summaries identify each Fund's investment
Performance    objective, principal investments and strategies, principal
and Fees       risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

Note for All
Funds It is possible to lose money on investments in the Funds. The fact that a Fund had good performance in the past (for example, during the year ended 1999) is no assurance that the value of the Fund's investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.


                                                                  Prospectus 5

               PIMCO Basic Value Fund

------------------------------------------------------------------------------------------------------------------------
Principal       Investment Objective                  Fund Focus                        Approximate Capitalization Range
Investments and Seeks long-term growth of capital and Undervalued larger capitalization More than $2 billion
Strategies      income                                common stocks

                Fund Category                         Approximate Number of Holdings    Dividend Frequency
                Value Stocks                          40                                Quarterly

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $2 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

               The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. After narrowing this universe to approximately 150 candidates, the portfolio managers select approximately 40 stocks for the Fund, each representing a different industry group. The portfolio managers select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The Fund's portfolio is generally rebalanced quarterly. The portfolio managers may also replace a stock when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

               Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

               The Fund may utilize options and other derivatives instruments (such as stock index futures contracts) primarily for risk management or hedging purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.
--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

                  .Market Risk             .Credit Risk
                  .Issuer Risk             .Management Risk
                  .Value Securities Risk   .Derivatives Risk

               Please see "Summary of Principal Risks" in the Prospectus for a description of these and other risks of investing in the Fund.


6   PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The following shows summary performance information for the Fund
Information    in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart (including the information to its right) and the Average Annual Total
               Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class D shares during the periods shown. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class
               D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares. Performance information shown in the Average Annual
               Total Returns table for Class D shares shows estimated historical performance for Class D shares based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   1/1/02-9/30/02                 [  ]%
                                    [CHART]
                                                   Highest and Lowest Quarter Returns
 2001                                              (for periods shown in the bar chart)
------                                                          -----------------------
12.82%                                             Highest (10/1/01-12/31/01)    11.45%
                                                                -----------------------
        Calendar Year End (through 12/31)          Lowest (7/1/01-9/30/01)       -8.18%

               Average Annual Total Returns (for periods ended 12/31/01)

                                                                                         Since Inception
                                                                                 1 Year  (5/8/00)/(4)/
--------------------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                                          [  ]%   [  ]%
--------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/                          [  ]%   [  ]%
--------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and Sale of Fund Shares/(1)/  [  ]%   [  ]%
--------------------------------------------------------------------------------------------------------
Class D                                                                          12.26%  12.58%
--------------------------------------------------------------------------------------------------------
Russell Mid-Cap Value Index/(1)/                                                  2.33%  11.70%
--------------------------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Average/(2)/                                         -1.78%  4.19%
--------------------------------------------------------------------------------------------------------

             (1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class D will vary.
             (2)The Russell Mid-Cap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.
             (3)The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
             (4)The Fund began operations on 5/8/00. Index comparisons begin on
                4/30/00.



                                                                  Prospectus 7

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class D shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from
your investment)                                                               None

Redemption Fee (as a percentage of exchange price or amount redeemed)         1.00%*
* The Redemption Fee may apply to any shares that
  are redeemed or exchanged within 30 days of
  acquisition (including acquisitions through
  exchanges). The Redemption Fee will be equal to
  1.00% of the net asset value of the shares
  redeemed or exchanged. Redemption Fees are paid
  to and retained by the Fund and are not sales
  charges (loads). See "How to Buy and Sell
  Shares--Redemption Fees."


Annual Fund Operating Expenses (expenses that are deducted from
Fund assets)/(1)/
                    Distribution                    Total Annual
           Advisory and/or Service    Other         Fund Operating
           Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
------------------------------------------------------------------
Class D    0.45     0.25%             0.50%         1.20%
------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be
   charged a fee of $16.
(2)The Fund's administration agreement includes a plan for Class
   D shares that has been adopted in conformity with the
   requirements set forth in Rule 12b-1 under the Investment
   Company Act of 1940. Up to 0.25% per year of the total
   Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.75% per year under the administration agreement regardless of whether a portion or none of the 0.25%
   authorized under the plan is paid under the plan. Please see
   "Management of the Funds--Administrative Fees" for details.
   The Fund intends to treat any fees paid under the plan as
   "service fees" for purposes of applicable rules of the
   National Association of Securities Dealers, Inc. (the "NASD").
   To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic
   equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3)Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.
Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                             Year 1 Year 3 Year 5 Year 10
-----------------------------------------------------------------------------------------
Class D                                                      $122   $381   $660   $1,455
-----------------------------------------------------------------------------------------


8   PIMCO Funds: Multi-Manager Series

               PIMCO Capital Appreciation Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks growth of capital Larger capitalization common stocks At least $1 billion

                      Fund Category           Approximate Number of Holdings      Dividend Frequency
                      Blend Stocks            60-100                              At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with larger market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

               In making investment decisions for the Fund, the portfolio management team considers the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analyses of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

               The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

               The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

           . Market Risk            . Growth Securities Risk   . Credit Risk
           . Issuer Risk            . Focused Investment Risk  . Management Risk
           . Value Securities Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior
               Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 9

Calendar Year Total Returns -- Class D   More Recent Return Information
                                         ------------------------------------
                                         ------------------------------------
                                         1/1/02-9/30/02                 [  ]%

                                         Highest and Lowest Quarter Returns
                                         (for periods shown in the bar chart)
                                         ------------------------------------
                                         Highest (10/1/99-12/31/99)    23.79%
                                         ------------------------------------
               [CHART]                   Lowest (1/1/01-3/31/01)      -15.17%

1992    1993     1994    1995    1996
-----  ------  -------  ------  ------
7.08%  17.24%  (4.64)%  36.61%  26.30%

 1997   1998    1999    2000    2001
-----  ------  ------  ------  ------
33.70% 17.14%  22.24%  13.62% (19.20)%


   Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)
                                                                                              Fund Inception
                                                                     1 Year  5 Years 10 Years (3/8/91)/(4)/
------------------------------------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                                           [  ]%  [  ]%   [  ]%    [  ]%
------------------------------------------------------------------------------------------------------------
Class D -- After Taxes on
 Distributions/(1)/                                                    [  ]%  [  ]%   [  ]%    [  ]%
------------------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale of Fund Shares/(1)/   [  ]%  [  ]%   [  ]%    [  ]%
------------------------------------------------------------------------------------------------------------
S&P 500 Index/(1)/                                                   -11.87% 10.70%  12.94%   13.49%
------------------------------------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Average/(2)/                             -13.77%  8.19%  11.01%   11.71%
------------------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400
    Index. It does not take into account sales charges. The Lipper Large-Cap
    Core Funds Average replaced the Lipper Multi-Cap Core Funds Average
    (which tracks funds that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time) as the Fund's comparative average because PIMCO Funds Advisors believes the Lipper
    Large-Cap Core Funds Average is more representative of the Fund's investment strategies. For the periods ended December 31, 2001, the 1
    Year, 5 Years, 10 Years and Fund Inception average annual total returns of the Lipper Multi-Cap Core Funds Average were 10.89%, 9.58%, 11.93% and
    12.35%, respectively.
(4) The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)               None
Redemption Fee (as a percentage of exchange price or amount redeemed)   1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged.
  Redemption Fees are paid to and retained by the Fund and are not sales charges
  (loads). See "How to Buy and Sell Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                  Distribution                        Total Annual
                                     Advisory     and/or Service        Other         Fund Operating
                                     Fees         (12b-1) Fees/(2)/     Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------
Class D                              0.45%        0.25%                 0.40%         1.10%
----------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the
    Investment Company Act of 1940. Up to 0.25% per year of the total Administrative
    Fee paid under the administration agreement may be Distribution and/or Service
    (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds -- Administrative
    Fees" for details. The Fund intends to treat any fees paid under the plan as
    "service fees" for purposes of applicable rules of the National Association of
    Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples. The Examples are intended to help you compare the cost of investing in Class
D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
                                     Year 1       Year 3                Year 5        Year 10
----------------------------------------------------------------------------------------------------
Class D                              $112         $350                  $606          $1,340
----------------------------------------------------------------------------------------------------



10  PIMCO Funds: Multi-Manager Series

               PIMCO Equity Income Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks current income as a primary Income producing common stocks More than $2 billion
                      objective; long-term growth of    with potential for capital
                      capital is a secondary objective  appreciation                   Dividend Frequency
                                                                                       Quarterly
                      Fund Category                     Approximate Number of Holdings
                      Value Stocks                      40-50

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities. The Fund invests a significant portion of its assets in income-producing (e.g., dividend-paying) common stocks of companies with market capitalizations of more than $2 billion at the time of investment.

               The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. From this group of stocks, the Fund buys approximately 25 stocks with the highest dividend yields. The portfolio managers then screen the most undervalued companies in each industry by dividend yield to identify the highest yielding stocks in each industry. From this group, the Fund buys approximately 25 additional stocks with the lowest P/E ratios.

               In selecting stocks, the portfolio managers consider quantitative factors such as price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The portfolio managers may replace a stock when a stock within the same industry group has a considerably higher dividend yield or lower valuation than the Fund's current holding.

               Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

               The Fund may utilize options and other derivatives instruments (such as stock index futures contracts) primarily for risk management or hedging purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

                . Market Risk     . Value Securities Risk   . Management Risk
                . Issuer Risk     . Credit Risk             . Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart
               (including the information to its right) and the Average Annual
               Total Returns table show performance of the Fund's Institutional
               Class shares, which are offered in a different prospectus. This is because Class D shares have not been outstanding for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class
               D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares. For periods prior to inception of the Fund's Class D shares (10/31/01), the Average Annual Total Returns table also shows estimated historical performance for Class D shares based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service
               (12b-1) fees and other expenses paid by Class D shares. The
               Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 11

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   ------------------------------------
                                                   1/1/02-9/30/02                 [  ]%

                                                   Highest and Lowest Quarter Returns
                                                   (for periods shown in the bar chart)
                                                   ------------------------------------
                                                   Highest (4/1/01-6/30/01)      12.07%
                                                   ------------------------------------
                                                   Lowest (7/1/01-9/30/01)       -8.11%
                     [CHART]

                      2001
                     ------
                     16.40%


        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                                         Since Inception
                                                                                 1 Year  (5/8/00)/(4)/
--------------------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                                           [  ]%   [  ]%
--------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/                           [  ]%   [  ]%
--------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and Sale of Fund Shares/(1)/   [  ]%   [  ]%
--------------------------------------------------------------------------------------------------------
Class D                                                                           15.79%  14.52%
--------------------------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                                               -11.87% -12.05%
--------------------------------------------------------------------------------------------------------
Lipper Equity Income Funds Average/(3)/                                           -5.64%   0.87%
--------------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
    Institutional Class shares only. After-tax returns for Class D will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks.
    It is not possible to invest directly in the index.
(3) The Lipper Equity Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio in dividend-paying equity securities. These funds' gross or net yield must be at least 125% of the average gross or net yield of the U.S. diversified equity fund universe. It does not take into account sales charges.
(4) The Fund began operations on 5/8/00. Index comparisons begin on 4/30/00.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class D shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)               None
Redemption Fee (as a percentage of exchange price or amount redeemed)   1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged.
  Redemption Fees are paid to and retained by the Fund and are not sales charges
  (loads). See "How to Buy and Sell Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                   Distribution                       Total Annual
                                       Advisory    and/or Service       Other         Fund Operating
                                       Fees        (12b-1) Fees/(2)/    Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------
Class D                                0.45        0.25%                0.50%         1.20%
----------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the
    Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1)
    Fees. The Fund will pay a total of 0.75% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds -- Administrative Fees" for
    details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc.
    (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class
    D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples. The Examples below are intended to help you compare the cost of investing in
Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                       Year 1      Year 3               Year 5        Year 10
----------------------------------------------------------------------------------------------------
Class D                                $122        $381                 $660          $1,455
----------------------------------------------------------------------------------------------------


12  PIMCO Funds: Multi-Manager Series

               PIMCO Global Innovation Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective             Fund Focus                         Approximate Capitalization Range
and Strategies        Seeks capital appreciation; no   Common stocks of U.S. and non-U.S. More than $200 million
                      consideration is given to income technology-related companies
                                                                                          Dividend Frequency
                      Fund Category                    Approximate Number of Holdings     At least annually
                      Sector-Related Stocks            30-60

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of U.S. and non-U.S. companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in a particular business sector or industry.

               The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

               Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest a substantial portion of its assets in the securities of smaller capitalization companies and securities issued in initial public offerings (IPOs). The Fund will invest in the securities of issuers located in at least three countries (one of which may be the United States). Although the Fund invests primarily in securities traded principally in the securities markets of developed countries, the Fund has no other prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world, including in developing, or "emerging," markets. The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for risk management or hedging purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

  . Market Risk             . Smaller Company Risk    . Currency Risk
  . Issuer Risk             . Liquidity Risk          . Focused Investment Risk
  . Technology Related Risk . Derivatives Risk        . Leveraging Risk
  . Growth Securities Risk  . Foreign Investment Risk . Credit Risk
  . IPO Risk                . Emerging Markets Risk   . Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (3/31/00), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the Fund's Class A shares, which are offered in a different prospectus. The prior Class A performance has been adjusted to reflect that there are no sales charges (loads) paid by Class D shares. The performance for the year 2000 benefitted to a large extent from investments in IPOs and market conditions in the first quarter of 2000. This performance may not be repeated in the future. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 13

Calendar Year Total Returns  -- Class D More Recent Return Information
                                        ------------------------------------
                                        1/1/02-9/30/02                 [  ]%

                                        Highest and Lowest Quarter Returns
                                        (for periods shown in the bar chart)
                                        ------------------------------------
                                        Highest  (1/1/00-3/31/00)    101.70%
                                        ------------------------------------
                                        Lowest (7/1/01-9/30/01)      -44.71%
                     [CHART]

                 2000    2001
               ------  -------
              41.52%  (39.70)%

   Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                             Since Inception
                                                                     1 Year  (12/31/99)/(4)/
--------------------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                                           [  ]%   [  ]%
--------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/                           [  ]%   [  ]%
--------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale of Fund Shares/(1)/   [  ]%   [  ]%
--------------------------------------------------------------------------------------------
NASDAQ Composite Index/(2)/                                          -21.05% -30.77%
--------------------------------------------------------------------------------------------
Lipper Science and Technology Funds Average/(3)/                     -37.55% -35.66%
--------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2) The NASDAQ Composite Index is an unmanaged market-value weighted index of all common stocks listed on the NASDAQ Stock Market. It is not possible to invest directly in the index.
(3) The Lipper Science and Technology Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in science and technology stocks. It does not take into account sales charges.
(4) The Fund began operations on 12/31/99. Index comparisons begin on 12/31/99.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)              None

Redemption Fee (as a percentage of exchange price or amount redeemed)   2.00%*

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged.
  Redemption Fees are paid to and retained by the Fund and are not sales charges
  (loads). See "How to Buy and Sell Shares--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                   Distribution                       Total Annual
                                       Advisory    and/or Service       Other         Fund Operating
                                       Fees        (12b-1) Fees/(2)/    Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------
Class D                                1.00%       0.25%                0.60%         1.85%
----------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the
    Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1)
    Fees. The Fund will pay a total of 0.85% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds -- Administrative Fees" for
    details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc.
    (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class
    D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples. The Examples below are intended to help you compare the cost of investing in
Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                       Year 1      Year 3               Year 5        Year 10
----------------------------------------------------------------------------------------------------
Class D                                $188        $581                 $998          $2,159
----------------------------------------------------------------------------------------------------


14  PIMCO Funds: Multi-Manager Series

               PIMCO Growth Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective               Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital; Larger capitalization common   At least $5 billion
                      income is an incidental            stocks
                      consideration                                                     Dividend Frequency
                                                         Approximate Number of Holdings At least annually
                      Fund Category                      35-50
                      Growth Stocks

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $5 billion at the time of investment.

               The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

 . Market Risk             . Foreign Investment Risk  . Focused Investment Risk
 . Issuer Risk             . Currency Risk            . Credit Risk
 . Growth Securities Risk  . Technology Related Risk  . Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (1/31/00), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the Fund's Class C shares, which are offered in a different prospectus. The prior Class C performance has been adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1) fees paid by Class D shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 15

Calendar Year Total Returns -- Class D     More Recent Return Information
                                           ------------------------------------
                                           1/1/02-9/30/02                 [  ]%

                                           Highest and Lowest Quarter Returns
                                           (for periods shown in the bar chart)
                                           ------------------------------------
                                           Highest (10/1/99-12/31/99)    36.45%
                                           ------------------------------------
                                           Lowest (1/1/01-3/31/01)      -23.52%
                       [CHART]


  1992    1993   1994    1995    1996
  -----  ------  -----  ------  ------
  2.85%  10.14%  0.00%  28.41%  18.40%

 1997    1998    1999     2000      2001
------  ------  ------  --------  --------
22.74%  39.92%  40.86%  (14.25)%  (29.08)%


  Calendar Year End (through 12/31)


Average Annual Total Returns (for periods ended 12/31/01)
                                                                                                Fund Inception
                                                                     1 Year  5 Years  10 Years  (2/24/84)/(4)/
--------------------------------------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                                           [  ]%    [  ]%     [  ]%  [  ]%
--------------------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/                           [  ]%    [  ]%     [  ]%  [  ]%
--------------------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale of Fund Shares/(1)/   [  ]%    [  ]%     [  ]%  [  ]%
--------------------------------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                                   -11.87%   10.70%    12.94% 14.92%
--------------------------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average/(3)/                           -22.94%    8.15%    10.09% 12.45%
--------------------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4) The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class D shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)             None

Redemption Fee (as a percentage of exchange price or amount redeemed)  1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to
  Buy and Sell Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                   Distribution                      Total Annual
                                       Advisory    and/or Service      Other         Fund Operating
                                       Fees        (12b-1) Fees/(2)/   Expenses/(3)/ Expenses
---------------------------------------------------------------------------------------------------
Class D                                0.50%       0.25%               0.40%         1.15%
---------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the
    Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1)
    Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds -- Administrative Fees" for
    details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc.
    (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class
    D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                       Year 1      Year 3              Year 5        Year 10
---------------------------------------------------------------------------------------------------
Class D                                $117        $365                $633          $1,398
---------------------------------------------------------------------------------------------------



16  PIMCO Funds: Multi-Manager Series

               PIMCO Growth & Income Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective               Fund Focus                      Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital; Medium and large capitalization At least $1 billion
                      current income is a secondary      common stocks
                      objective                                                          Dividend Frequency
                                                         Approximate Number of Holdings  Quarterly
                      Fund Category                      40-60
                      Blend Stocks

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in securities of companies with market capitalizations of at least $1 billion at the time of investment. The Fund may invest up to 75% of its assets in securities selected for their growth potential. The Fund will normally invest at least 25% of its assets in securities selected for their income potential, including dividend-paying common stocks, preferred stocks, corporate bonds, convertible securities and real estate investment trusts (REITs).

               When selecting securities for the Fund's "growth" segment, the portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund's portfolio managers may choose to sell a stock in the "growth" segment when they believe that its earnings will be disappointing or that market sentiment on the company will turn negative. The portfolio managers will also consider selling a stock if the company does not meet the managers' estimates on revenues and/or earnings, or if an alternative investment is deemed to be more attractive.

               When selecting securities for the Fund's "income" segment, the portfolio managers seek to identify companies with strong operating fundamentals that offer potential for capital appreciation and that also have a dividend yield in excess of the yield on the S&P 500 Index. The portfolio managers may replace an "income" security when another security with a similar risk-to-reward profile offers either better potential for capital appreciation or a higher yield than the Fund's current holding. To achieve its income objective, the Fund may also invest to a limited degree in preferred stocks, convertible securities and REITs. The Fund may invest up to 10% of its assets in corporate bonds, which will typically consist of investment grade securities of varying maturities but may also include high yield securities ("junk bonds") rated at least B by Standard & Poor's Rating Services or Moody's Investors Service, Inc. or, if unrated, determined by the Adviser to be of comparable quality.

               The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

  . Market Risk            . Liquidity Risk           . Interest Rate Risk
  . Issuer Risk            . Foreign Investment Risk  . High Yield Risk
  . Growth Securities Risk . Currency Risk            . Credit Risk
  . Value Securities Risk  . Focused Investment Risk  . Management Risk
  . Smaller Company Risk   . Technology Related Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (7/31/00), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior
               Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The performance information for


                                                                  Prospectus 17
               periods prior to August 1, 2000, reflects the Fund's advisory fee rate in effect prior to that date (0.63% per annum), which is higher than the current rate (0.60% per annum). Prior to July 1, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown under its current investment management arrangements. In addition, the Fund changed its investment objective and policies on August 1, 2000; the performance results shown would not necessarily have been achieved had the Fund's current objective and policies then been in effect. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Class D More Recent Return Information
                                       ------------------------
                                       1/1/02-9/30/02                 [  ]%

                                       Highest and Lowest Quarter Returns
                                       (for periods shown in the bar chart)
                                       ------------------------------------
                                       Highest (10/1/99-12/31/99)    39.99%
                                       ------------------------------------
                                       Lowest (7/1/01-9/30/01)      -22.02%

                     [CHART]

    1995    1996    1997    1998
    -----  ------  ------  ------
    31.20%  16.85%  15.76%  29.38%

         1999    2000     2001
        ------  ------  --------
         51.22%  19.34%  (25.05)%


  Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)
                                                              Fund Inception
                                              1 Year  5 Years (12/28/94)/(4)/
-----------------------------------------------------------------------------
Class D -- Before Taxes /(1)/                   [  ]%  [  ]%   [  ]%
-----------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/    [  ]%  [  ]%   [  ]%
-----------------------------------------------------------------------------
Class D -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                       [  ]%  [  ]%   [  ]%
-----------------------------------------------------------------------------
S&P 500 Index/(2)/                            -11.87% 10.70%   [  ]%
-----------------------------------------------------------------------------
Lipper Large-Cap Core Funds Average/(3)/      -13.77%  8.19%  13.23%
-----------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index. The S&P Index replaced the S&P Mid-Cap 400 Index (an unmanaged index of middle capitalization U.S. stocks) as the Fund's comparative index because PIMCO
   Funds Advisors believes the S&P 500 Index is more representative of the
   Fund's investment strategies. For the periods ended December 31, 2001, the 1 Year, 5 Years and Fund Inception average annual total returns of the S&P Mid-Cap 400 Index were -0.62%, 16.11% and 18.57%, respectively.
(3)The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400
   Index. It does not take into account sales charges.
(4)The Fund began operations on 12/28/94. Index comparisons begin on
   12/31/94.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)                None
Redemption Fee (as a percentage of exchange price or amount redeemed)    1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to
  1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell
  Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1) /
                                                      Distribution                     Total Annual
                                           Advisory   and/or Service     Other         Fund Operating
                                           Fees/(2)/  (12b-1) Fees/(3)/  Expenses/(4)/ Expenses
-----------------------------------------------------------------------------------------------------
Class D                                    0.60       0.25%              0.50%         1.35%
-----------------------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)On August 1, 2000, the Fund's advisory fee rate decreased by 0.03% to 0.60% per annum.
(3)The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.75%
   per year under the administration agreement regardless of whether a portion or none of the
   0.25% authorized under the plan is paid under the plan. Please see "Management of the
   Funds -- Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of
   Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be
   "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(4)Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.
Examples.  The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5%
return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
                                           Year 1     Year 3             Year 5        Year 10
-----------------------------------------------------------------------------------------------------
Class D                                    $137       $428               $739          $1,624
-----------------------------------------------------------------------------------------------------

               PIMCO Growth & Income Fund (continued)


18  PIMCO Funds: Multi-Manager Series

               PIMCO Innovation Fund
--------------------------------------------------------------------------------

Principal       Investment Objective             Fund Focus                          Approximate Capitalization Range
Investments     Seeks capital appreciation; no   Common stocks of technology-related More than $200 million and Strategies  consideration is given to income companies
                                                                                     Dividend Frequency
                Fund Category                    Approximate Number of Holdings      At least annually
                Sector-Related Stocks            40-60

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and or/service of technological products. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

               The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment is disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

               Although the Fund invests principally in common stocks, the Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest a substantial portion of its assets in the securities of smaller capitalization companies. The Fund may invest up to 40% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

  . Market Risk              . Smaller Company Risk     . Currency Risk
  . Issuer Risk              . Liquidity Risk           . Credit Risk
  . Focused Investment Risk  . Foreign Investment Risk  . Management Risk
  . Growth Securities Risk   . Technology Related Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the Fund's Class A shares, which are offered in a different prospectus. The prior Class A performance has been adjusted to reflect that there are no sales charges (loads) paid by Class D shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 19

Calendar Year Total Returns -- Class D                    More Recent Return Information
                                                          ------------------------
                                                          1/1/02-9/30/02                 [  ]%

                                                          Highest and Lowest Quarter Returns
                                                          (for periods shown in the bar chart)
                                                          ------------------------------------
                                                          Highest (10/1/99-12/31/99)    80.23%
                                                          ------------------------------------
                                                          Lowest (7/1/01-9/30/01)      -46.30%
                                    [CHART]

 1995   1996   1997    1998    1999      2000     2001
------  -----  -----  ------  -------  --------  -------
45.33%  23.60% 9.03%  79.65%  140.42%  (28.84)%  (45.10)%

     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                Fund Inception
                                                1 Year  5 Years (12/22/94)/(4)/
-------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                      [  ]%  [  ]%   [  ]%
-------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/      [  ]%  [  ]%   [  ]%
-------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                         [  ]%  [  ]%   [  ]%
-------------------------------------------------------------------------------
NASDAQ Composite Index/(2)/                     -21.05%  [  ]%   [  ]%
-------------------------------------------------------------------------------
Lipper Science and Technology Fund Average/(3)/ -37.55%  9.36%  14.08%
-------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The NASDAQ Composite Index is an unmanaged market-value weighted index of all common stocks listed on the NASDAQ Stock Market. It is not possible to invest directly in the index. The NASDAQ Composite Index replaced the S&P
   500 Index (an unmanaged index of large capitalization common stocks) as the
   Fund's comparative index because PIMCO Funds Advisors believes the NASDAQ
   Composite Index is more representative of the Fund's investment strategies.
   For the periods ended December 31, 2001, the 1 Year, 5 Years and Fund
   Inception average annual total returns of the S&P 500 Index were - 11.87%,
   10.70% and 15.92%, respectively.
(3)The Lipper Science and Technology Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least
   65% of their assets in science and technology stocks. It does not take into account sales charges.
(4)The Fund began operations on 12/22/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)               None
Redemption Fee (as a percentage of exchange price or amount redeemed)   1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged.
  Redemption Fees are paid to and retained by the Fund and are not sales charges
  (loads). See "How to Buy and Sell Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                   Distribution                       Total Annual
                                       Advisory    and/or Service       Other         Fund Operating
                                       Fees        (12b-1) Fees/(2)/    Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------
Class D                                0.65%       0.25%                0.40%         1.30%
----------------------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the
   Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fees paid under the administration agreement may be Distribution and/or Service (12b-1)
   Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds -- Administrative Fees" for
   details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc.
   (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3)Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                       Year 1      Year 3               Year 5        Year 10
----------------------------------------------------------------------------------------------------
Class D                                $132        $412                 $713          $1,568
----------------------------------------------------------------------------------------------------


20  PIMCO Funds: Multi-Manager Series

               PIMCO Mid-Cap Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks growth of capital Medium capitalization common stocks More than $500 million (excluding the 200 largest capitalization
                      Fund Category           Approximate Number of Holdings      companies)
                      Blend Stocks            60-100
                                                                                  Dividend Frequency
                                                                                  At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with medium market capitalizations, defined as companies in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analyses of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

               The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

               The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

    . Market Risk          . Growth Securities Risk   . Focused Investment Risk
    . Issuer Risk          . Smaller Company Risk     . Credit Risk
    . Value Securities     . Liquidity Risk           . Management Risk
      Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 21

Calendar Year Total Returns -- Class D  More Recent Return Information
                                        ------------------------------------
                                        1/1/02-9/30/02                 [  ]%

                                        Highest and Lowest Quarter Returns
                                        (for periods shown in the bar chart)
                                        ------------------------------------
                                        Highest (1/1/00-3/31/00)      23.62%
                                        ------------------------------------
                                        Lowest (7/1/98-3/31/00)      -14.46%

                      [CHART]


1992    1993    1994     1995    1996
-----  ------   ------  ------  ------
8.75%  15.32%  (2.76)%  36.76%  22.87%

 1997    1998   1999    2000    2001
------  ------ ------  ------  -------
33.65%  7.80%  12.52%  27.91%  (19.68)%

  Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                                              Fund Inception
                                                                     1 Year  5 Years 10 Years (8/26/91)/(4)/
------------------------------------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                                           [  ]%  [  ]%   [  ]%    [  ]%
------------------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/                           [  ]%  [  ]%   [  ]%    [  ]%
------------------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale of Fund Shares/(1)/   [  ]%  [  ]%   [  ]%    [  ]%
------------------------------------------------------------------------------------------------------------
Russell Mid-Cap Index/(2)/                                            -5.62% 11.40%  13.58%   13.98%
------------------------------------------------------------------------------------------------------------
Lipper Mid-Cap Core Funds Average/(3)/                                -3.63% 11.62%  12.98%   13.50%
------------------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investors's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2) The Russell Mid-Cap Index is an unmanaged index of middle capitalization U.S.
    stocks. It is not possible to invest directly in the index.
(3) The Lipper Mid-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4) The Fund began operations on 8/26/91. Index comparisons begin on 8/31/91.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)             None

Redemption Fee (as a percentage of exchange price or amount redeemed) 1.00%*

              * The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell Shares--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                  Distribution                    Total Annual
                                         Advisory and/or Service    Other         Fund Operating
                                         Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
------------------------------------------------------------------------------------------------
Class D                                  0.45%    0.25%             0.40%         1.10%
------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
    Company Act of 1940. Up to 0.25% per year of the total Administrative Fees paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
    "Management of the Funds -- Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National
    Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5%
return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                         Year 1   Year 3            Year 5        Year 10
------------------------------------------------------------------------------------------------
Class D                                  $112     $350              $606          $1,340
------------------------------------------------------------------------------------------------


22  PIMCO Funds: Multi-Manager Series

               PIMCO Opportunity Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective             Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks capital appreciation; no   Smaller capitalization common  Between $100 million and $2 billion consideration is given to income stocks
                                                                                      Dividend Frequency
                      Fund Category                    Approximate Number of Holdings At least annually
                      Growth Stocks                    80-120

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of between $100 million and $2 billion at the time of investment. The portfolio manager's investment process focuses on bottom-up, fundamental analysis. The portfolio manager seeks companies with strong earnings growth, with a particular focus on companies that may deliver surprisingly strong growth. Through extensive, in-depth proprietary research, the portfolio manager searches for non-consensus information regarding the growth prospects for small-capitalization companies. The investment process includes both quantitative and qualitative analysis aimed at identifying candidate securities. The portfolio manager generates investment ideas from numerous sources, including proprietary research, Wall Street research, investment publications, and quantitative data. Once a potential investment is identified, the portfolio manager conducts a quantitative analysis to determine if the stock is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio manager may interview company management, competitors and other industry experts to gauge the company's business model, future prospects and financial outlook. For new investments, the portfolio manager generally begins with making a relatively small investment in a company, which may be increased based upon potential upside performance and conviction in the company. Industry weightings are periodically evaluated versus the benchmark; the portfolio manager may trim positions in industries with a 50% overweight. The portfolio manager seeks to diversify the portfolio among different industries.

               The Fund may invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund may invest a substantial portion of its assets in the securities of smaller capitalization companies and securities issued in initial public offerings (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal
Risks Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

 . Market Risk             . IPO Risk                 . Technology Related Risk
 . Issuer Risk             . Liquidity Risk           . Focused Investment Risk
 . Growth Securities Risk  . Foreign Investment Risk  . Credit Risk
 . Smaller Company Risk    . Currency Risk            . Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right and the Average Annual Total
               Returns table show performance of the Fund's Class C shares, which are offered in a different prospectus. This is because
               Class D shares were not outstanding during the periods shown.
               Although Class D and Class C shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be higher than Class C performance because of the lower expenses paid by Class D shares. The returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Average Annual Total Returns table also shows estimated historical performance for Class D shares based on the performance of the Fund's Class C shares. The prior
               Class C performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class D shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on this page under its current investment management arrangements. The
               Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 23

Calendar Year Total Returns -- Class C    More Recent Return Information
                                                         ---------------------
                                          1/1/02-9/30/02                 [  ]%...............................

                                          Highest and Lowest Quarter Returns
                                          (for periods shown in the bar chart)
                                                         ---------------------
                                          Highest (10/01/99-12/31/99)   45.70%...............................
                                                         ---------------------
                                          Lowest (7/1/01-9/30/01)      -31.08%...............................

                       [CHART]

 1992    1993    1994    1995   1996
------  ------  -------  -----  -----
28.46%  36.16%  (4.74)%  41.53  11.54

 1997    1998   1999     2000      2001
-------  ----   -----  --------  --------
(4.75)%  1.29   63.99  (14.35)%  (17.94)%


  Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)
                                                                         Fund Inception
                                                1 Year  5 Years 10 Years (2/24/84)/(4)/
---------------------------------------------------------------------------------------
Class C -- Before Taxes/(1)/                      [  ]% [  ]%    [  ]%    [  ]%
---------------------------------------------------------------------------------------
Class C -- After Taxes on Distributions/(1)/      [  ]% [  ]%    [  ]%    [  ]%
---------------------------------------------------------------------------------------
Class C -- After Taxes on Distributions
 and Sale of Fund Shares/(1)/                     [  ]% [  ]%    [  ]%    [  ]%
---------------------------------------------------------------------------------------
Class D                                         -17.31% 2.92%   12.17%   15.25%
---------------------------------------------------------------------------------------
Russell 2000 Growth Index/(2)/                   -9.23% 2.87%    7.19%    8.30%
---------------------------------------------------------------------------------------
Lipper Small-Cap Growth Funds Average/(3)/      -10.79% 8.51%   11.17%   11.29%
---------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class C shares only.
    After-tax returns for Class D will vary.
(2) The Russell 2000 Growth Index is a capitalization weighted broad based index of
    2,000 small capitalization U.S. stocks considered to have a greater than average growth orientation. It is not possible to invest directly in the index. The
    Russell 2000 Growth Index replaced the Russell 2000 Index (a capitalization weighted broad based index of 2000 small capitalization U.S. stocks) as the Fund's comparative index because PIMCO Funds Advisors believes the Russell 2000 Growth
    Index is more representative of the Fund's investment strategies. For the periods ended December 31, 2001, the 1 Year, 5 Years, 10 Years and Fund Inception average annual total returns of the Russell 2000 Index were 2.49%, 7.52%, 11.51% and
    10.98%, respectively.
(3) The Lipper Small-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. It does not take into account sales charges.
(4) The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)                     None
Redemption Fee (as a percentage of exchange price or amount redeemed)         1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                         Distribution                    Total Annual
                                                Advisory and/or Service    Other         Fund Operating
                                                Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
-------------------------------------------------------------------------------------------------------
Class D                                         0.65%    0.25%             0.40%         1.30%
-------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940.
    Up to 0.25% per year of the total Administrative Fees paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds -- Administrative Fees" for
    details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the
    extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.
Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the
Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in
Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
                                                Year 1   Year 3            Year 5        Year 10
-------------------------------------------------------------------------------------------------------
Class D                                         $132     $412              $713          $1,568
-------------------------------------------------------------------------------------------------------


24  PIMCO Funds: Multi-Manager Series

               PIMCO RCM Biotechnology Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                            Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Equity securities of companies in the All capitalizations biotechnology industry
                      Fund Category                                                              Dividend Frequency
                      Sector Related Stocks                Approximate Number of Holdings        At least annually
                                                           30-70

               The Fund seeks to achieve its investment objective by investing at least 80% of its assets in equity securities of companies in the biotechnology industry. Although there is no limitation on the market capitalizations of companies in which the Fund will invest, the Fund does not intend to invest more than 15% of its assets in biotechnology companies with market capitalizations below $100 million (as measured at the time of purchase). While the Fund currently expects that the majority of its investments will be in companies organized or headquartered in the United States, it may invest up to 25% of its assets in foreign securities and up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one non-U.S. or emerging market country). The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs).

               Biotechnology companies engage in the research, development, provision and/or manufacture of biotechnological products, services and processes. Such companies often employ genetic engineering to develop new drugs and apply new and innovative processes to discover and develop diagnostic and therapeutic products and services. The biotechnology industry currently includes pharmaceutical, biochemical, medical/surgical, human healthcare, and agricultural and industrial-oriented companies. Because of the rapid developments in the biotechnology industry, over time, companies with new and different products and focuses will likely be included in the industry. In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI World Pharmaceuticals and Biotechnology Index and the NASDAQ Biotechnology Index are the Fund's performance benchmarks. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal
Risks Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

..Market Risk             .Liquidity Risk        .Foreign (non-U.S.)     .Focused Investment Risk
..Issuer Risk             .Derivatives Risk      .Investment Risk        .Turnover Risk
..Growth Securities Risk  .Sector Specific Risk  .Emerging Markets Risk  .Credit Risk
..Smaller Company Risk    .IPO Risk              .Currency Risk          .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The top of the next page shows summary performance information for the DRCM
               Fund in a bar chart and Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the DRCM
               Fund from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team.
               The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 25

Calendar Year Total Returns -- Class D      More Recent Return Information
                                            ------------------------------------
                                            1/1/02-9/30/02                 [  ]%

                                            Highest and Lowest Quarter Returns
                                            (for periods shown in the bar chart)
                                            ------------------------------------
                                            Highest (10/1/99-12/31/99)    65.41%
                                            ------------------------------------
                                    [CHART] Lowest (1/1/01-3/31/01)      -34.52%

       1998    1999     2000     2001
     ------  -------  ------  --------
     17.76%  111.39%  81.93%  (24.68)%


     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)
                                                                             Fund inception
                                                                     1 Year  (12/30/97)/(7)/
--------------------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                                           [  ]%  [  ]%
--------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/                           [  ]%  [  ]%
--------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale of Fund Shares/(1)/   [  ]%  [  ]%
--------------------------------------------------------------------------------------------
AMEX Biotech Index/(2)/                                               -8.47% 37.61%
--------------------------------------------------------------------------------------------
MSCI World Pharmaceuticals and Biotechnology Index/(3)/
--------------------------------------------------------------------------------------------
NASDAQ Biotech Index/(4)/                                            -16.23% 32.13%
--------------------------------------------------------------------------------------------
Lipper Health/Biotechnology Funds Average/(5)/                       -12.75% 15.42%
--------------------------------------------------------------------------------------------
Blended Index/(6)/                                                     [  ]%  [  ]%
--------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2) The AMEX Biotech Index is an equal-dollar weighted index designed to measure the performance of a cross-section of issuers in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. It is not possible to invest directly in the index.
(3) The Morgan Stanley Capital International ("MSCI") World Pharmaceuticals
    and Biotechnology Index is [      ]. It is not possible to invest directly
    in the index. The MSCI World Pharmaceuticals and Biotechnology Index
    replaced the Russell 2000 Small Stock Index (an unmanaged index of the
    2000 smallest securities in the Russell 3000 index, representing approximately 7% of the Russell 3000 Index, and considered to be representative of the small-capitalization market) as the Fund's comparative index because PIMCO Funds Advisors believes the MSCI World
    Pharmaceuticals and Biotechnology Index is more representative of the
    Fund's investment strategies. For the periods ended December 31, 2001, the
    1 Year and Fund Inception average annual total returns of the Russell 2000
    Small Stock Index were 2.48% and 4.94%, respectively.
(4) The NASDAQ Biotechnology Index represents the largest and most actively traded NASDAQ biotechnology stocks and includes companies that are primarily engaged in using biomedical research for the discovery or development of novel treatments or cures for human diseases. It is a capitalization weighted index. It is not possible to invest directly in the index.
(5) The Lipper Health/Biotechnology Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. It does not take into account sales charges.
(6) The Blended Index represents the blended performance of a hypothetical index developed by PIMCO Funds Advisors made up of 80% NASDAQ
    Biotechnology Index and 20% MSCI World Pharmaceuticals and Biotechnology
    Index. The NASDAQ Biotechnology Index and the MSCI World Pharmaceuticals
    and Biotechnology Index are described above. It is not possible to invest directly in these indexes.
(7) The Fund began operations on 12/30/97. Index comparisons begin on 12/30/97.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)              None
Redemption Fee (as a percentage of exchange price or amount redeemed)   1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged.
  Redemption Fees are paid to and retained by the Fund and are not sales charges
  (loads). See "How to Buy and Sell Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                   Distribution                       Total Annual
                                       Advisory    and/or Service       Other         Fund Operating
                                       Fees        (12b-1) Fees/(2)/    Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------
Class D                                0.90%       0.25%                0.45%         1.60%
----------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the
    Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1)
    Fees. The Fund will pay a total of 0.70% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds -- Administrative Fees" for
    details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc.
    (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class
    D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3) Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.
Examples. The Examples below are intended to help you compare the cost of investing in
Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
                                       Year 1      Year 3               Year 5        Year 10
----------------------------------------------------------------------------------------------------
Class D                                $163        $505                 $871          $1,900
----------------------------------------------------------------------------------------------------


26  PIMCO Funds: Multi-Manager Series

               PIMCO RCM Emerging Markets Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Equity securities of emerging  At least $100 million market issuers
                      Fund Category                                                       Dividend Frequency
                      International Stocks                 Approximate Number of Holdings At least annually
                                                           35-75

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of companies located in countries with emerging securities markets, by investing in securities of issuers that, during their most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in emerging markets, that have at least 50% of their assets in emerging markets, or that are organized or headquartered in any emerging market country. The portfolio management team considers emerging market countries to be those that the World Bank, the International Finance Corporation, the United Nations, or any other recognized international financial institution, considers to be an emerging or developing country. This designation currently includes most countries in the world except Australia, Canada, Hong Kong, Japan, New Zealand, Singapore, United Kingdom, the U.S. and most of the countries of Western Europe. The Fund currently intends to invest primarily in companies with market capitalizations in excess of $100 million (as measured at the time of purchase). The Fund may invest up to 15% of its assets in companies that are organized or headquartered in any one emerging market country and up to 20% of its assets in companies that are organized or headquartered in developed countries.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities.

               In analyzing specific companies for possible investment, the portfolio management team may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI Emerging Markets Free Index and the S&P Emerging Markets Index are the Fund's performance benchmarks. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

 .Market Risk             .Derivatives Risk                    .Turnover Risk
 .Issuer Risk             .Foreign (non-U.S.) Investment Risk  .Leveraging Risk
 .Growth Securities Risk  .Emerging Markets Risk               .Credit Risk
 .Smaller Company Risk    .Currency Risk                       .High Yield Risk
 .Liquidity Risk          .Focused Investment Risk             .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The top of the next page shows summary performance information for the DRCM
               Fund in a bar chart and Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (3/10/99), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and


                                                                  Prospectus 27
               other expenses paid by class D shares. The Fund's total expenses are expected to be higher than the DRCM Fund's historical total expenses. If the DCRM Fund had been subject to the Fund's higher expenses, the performance results shown would have been lower. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Class D      More Recent Return Information
                                            ------------------------------------
                                            1/1/02-9/30/02                 [  ]%

                                            Highest and Lowest Quarter Returns
                                            (for periods shown in the bar chart)
                                            ------------------------------------
                                            Highest (10/1/99-12/31/99)    52.82%
                                            ------------------------------------
                                            Lowest (10/1/01-12/31/01)    -20.44%

                                    [CHART]

      1998     1999     2000      2001
    -------  ------  --------  --------
    (8.63)%  91.48%  (25.29)%  (15.17)%
     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)
                                                                               Fund inception
                                                                       1 Year  (12/30/97)/(5)/
----------------------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                                             [  ]%  [  ]%
----------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/                             [  ]%  [  ]%
----------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale of Fund Shares/(1)/     [  ]%  [  ]%
----------------------------------------------------------------------------------------------
MSCI-EMF/(2)/                                                           -2.52% -4.19%
----------------------------------------------------------------------------------------------
S&P/IFC Index of Investable Emerging Markets/(3)/                        1.62% -1.97%
----------------------------------------------------------------------------------------------
Lipper Emerging Markets Funds Average/(4)/                              -2.94% -4.63%
----------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2) The Morgan Stanley Capital International Emerging Markets Free Index ("MSCI-EMF") is
    composed of companies representative of the market structure of emerging market countries in Europe, Latin America and the Pacific Basin. The index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. It is not possible to invest directly in the index.
(3) The S&P/IFC Index of Investable Emerging Markets represents the IFC investable regional total return composite. The term "investable" indicates that the stocks and the weights in the IFC index represent the amount that the foreign institutional investors might buy by the virtue of the foreign institutional restrictions (either at the national level or by the individual company's corporate statute) plus factoring in minimum market capitalization and liquidity screens. It is not possible to invest directly in the index.
(4) The Lipper Emerging Markets Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seeks long-term capital appreciation by investing at least
    65% of total assets in emerging market equity securities, where "emerging market" is defined by a country's GNP per capita or other economic measures. It does not take into account sales charges.
(5) The Fund began operations on 12/30/97. Index comparisons begin on 12/30/97.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)                 None

Redemption Fee (as a percentage of exchange price or amount redeemed)      2.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to
  2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell
  Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                       Distribution                    Total Annual
                                              Advisory and/or Service    Other         Fund Operating
                                              Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
-----------------------------------------------------------------------------------------------------
Class D                                       1.00%    0.25%             0.70%         1.95%
-----------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of
    1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.95%
    per year under the administration agreement regardless of whether a portion or none of the 0.25%
    authorized under the plan is paid under the plan. Please see "Management of the
    Funds -- Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of
    Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be
    "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3) Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.
Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
                                              Year 1   Year 3            Year 5        Year 10
-----------------------------------------------------------------------------------------------------
Class D                                       $198     $612              $1,052        $2,275
-----------------------------------------------------------------------------------------------------


                                           28  PIMCO Funds: Multi-Manager Series

               PIMCO RCM Europe Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Equity securities of European  All capitalizations companies
                      Fund Category                                                       Dividend Frequency
                      International Stocks                 Approximate Number of Holdings At least annually
                                                           30-70

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in securities of issuers that, during their most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Europe, or that have at least 50% of their assets in Europe. The Fund expects to invest most of its assets in equity securities of issuers located in Western European countries. The Fund may also from time to time invest a significant portion of its assets in financial sector stocks.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities. In analyzing specific companies for possible investment, the portfolio management team may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI Europe Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

.. Market Risk             . Derivatives Risk                       . Leveraging Risk
.. Issuer Risk             . Sector Specific Risk                   . Credit Risk
.. Growth Securities Risk  . Foreign (non-U.S.) Investment Risk     . Turnover Risk
.. Smaller Company Risk    . Currency Risk                          . Management Risk
.. Liquidity Risk          . Focused Investment Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The top of the next page shows summary performance information for the DRCM
               Fund in a bar chart and Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Returns through May 3, 1999, when the DRCM Fund converted to an open-end investment company, reflect the performance of the Fund as a closed-end investment company. The expenses of the DRCM Fund and the Fund as an open-end investment company may be higher than as a closed-end investment company due to additional fees, such as distribution and/or service fees. The investment objective, and investment strategies and


                                                                  Prospectus 29
               policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Class D       More Recent Return Information
                                             ------------------------------------
                                             1/1/02-9/30/02                 [  ]%

                                             Highest and Lowest Quarter Returns
                                             (for periods shown in the bar chart)
                                             ------------------------------------
                                             Highest (10/1/99-12/31/99)    51.43%
                                             -------------------------
                                             Lowest (1/1/01-3/31/01)      -20.56%

                       [CHART]

  1992     1993    1994    1995    1996
--------  ------  -------  -----  ------
(12.44)%  31.54%  (4.96)%  1.33%  15.87%

  1997    1998    1999     2000      2001
 ------  ------  ------  --------  --------
 25.70%  37.40%  43.59%  (11.39)%  (31.52)%


  Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                       Fund inception
                                              1 Year  5 Years 10 Years (4/5/90)/(4)/
-------------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                    [  ]% [  ]%    [  ]%   [  ]%
-------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/    [  ]% [  ]%    [  ]%   [  ]%
-------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                       [  ]% [  ]%    [  ]%   [  ]%
-------------------------------------------------------------------------------------
MSCI-Europe Index/(2)/                        -19.63% 6.55%   10.04%   9.46%
-------------------------------------------------------------------------------------
Lipper European Region Funds Average/(3)/     -22.34% 5.50%    8.73%   6.73%
-------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2) The Morgan Stanley Capital International Europe Index ("MSCI-Europe") is a
    widely recognized, unmanaged, capitalization-weighted index of issuers in the countries of Europe. It is not possible to invest directly in the index.
(3) The Lipper European Region Funds Average is a total return performance average of funds tracked by Lipper, Inc. that concentrate their investments in equity securities whose primary trading markets or operations are concentrated in the
    European region or a single country within this region. It does not take into account sales charges.
(4) The Fund began operations on 4/5/90. Index comparisons begin on 2/9/99 for the
    MSCI-Europe Index when the Fund's mandate was expanded. Before 2/9/99, when the
    Fund invested primarily in equity securities of German companies, the Fund compared its performance to the DAX100 Index.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)            None
Redemption Fee (as a percentage of exchange price or amount redeemed) 2.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to
  Buy and Sell Shares--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                  Distribution                        Total Annual                  Net Fund
                      Advisory    and/or Service      Other           Fund Operating Expense        Operating
                      Fees        (12b-1) Fees/(2)/   Expenses/(3)/   Expenses       Reduction/(3)/ Expenses/(4)/
-----------------------------------------------------------------------------------------------------------------
Class D               0.80%       0.25%               0.70%           1.75%          0.15%          1.60%
-----------------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
    Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.95% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
    "Management of the Funds -- Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the
    National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3) Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.
(4) Net Expenses reflect the effect of a contractual agreement by PIMCO Funds Advisors to waive, reduce or reimburse its Administrative Fee to the extent Total Annual Fund
    Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.60% for Class D shares until June 30, 2003.

Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5%
return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Examples show what your costs would be based on these assumptions./(1)/

                                                   Year 1     Year 3     Year 5   Year 10
-----------------------------------------------------------------------------------------
Class D                                            $163       $525       $923     $2,037
-----------------------------------------------------------------------------------------
(1) The Examples are based on the Net Fund Operating Expenses shown above.


30  PIMCO Funds: Multi-Manager Series

               PIMCO RCM Global Equity Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks long-term capital Equity securities of U.S. and  All capitalizations
                      appreciation            non-U.S. companies
                                                                             Dividend Frequency
                      Fund Category           Approximate Number of Holdings At least annually
                      Global Stocks           85-125

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in a diversified portfolio of equity and equity-related securities, which include preferred stock, convertible debt obligations, warrants or other rights to acquire stock. At least 65% of the Fund's assets will be invested in the equity securities of three different countries, including the U.S. The Fund may invest up to 30% of its assets in securities of companies organized or headquartered in emerging market countries and up to 10% in securities of companies organized or headquartered in any one emerging market country. The Fund may also invest up to 10% of its assets in U.S. and non-U.S. debt securities, including debt securities rated below investment-grade, and may also invest a substantial portion of its assets in one or more sectors of the economy such as the financial sector.

               In making investment decisions for the Fund, the portfolio management team may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In addition, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The S&P 500 Index and the MSCI-ACWI Free Index are the Fund's performance benchmarks. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in cash or cash equivalent instruments, U.S. Government obligations, non-convertible preferred stocks and non-convertible corporate bonds with remaining maturities of less than one year. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

  . Market Risk          . Sector Specific Risk               . Leveraging Risk
  . Issuer Risk          . Foreign (non-U.S.) Investment Risk . Credit Risk
  . Smaller Company Risk . Emerging Markets Risk              . Turnover Risk
  . Liquidity Risk       . Currency Risk                      . High Yield Risk
  . Derivatives Risk     . Focused Investment Risk            . Management Risk

               Please see "Summary of Principal Risks" following the Fund Summary for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The top of the next page shows summary performance information for the DRCM
               Fund in a bar chart and Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Performance information shown in the bar chart (including the information to its right) reflects performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because
               Class D shares have not been outstanding for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares. For periods prior to the inception of the Fund's Class D shares
               (2/5/02), the Average Annual Total Returns table also shows estimated historical performance for Class D shares based on the performance of Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by class D shares. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 31

Calendar Year Total Returns -- Institutional Class                         More Recent Return Information
                                                                           ------------------------------------
                                                                           1/1/02-9/30/02                 [  ]%

                                                                           Highest and Lowest Quarter Returns
                                                                           (for periods shown in the bar chart)
                                                                           ------------------------------------
                                                                           Highest (10/1/99-12/31/99)    42.54%
                                                                           ------------------------------------
                                                                           Lowest (7/1/01-9/30/01)      -19.44%

                     [CHART]

             1999     2000      2001
            ------  --------  --------
            62.20%  (10.80)%  (24.00)%
        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)
                                                                Fund inception
                                                        1 Year  (12/30/98)/(5)/
-------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                  [  ]%  [  ]%
-------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1)/                                       [  ]%  [  ]%
-------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions
 and Sale of Fund Shares/(1)/                             [  ]%  [  ]%
-------------------------------------------------------------------------------
Class D                                                 -24.33%  2.75%
-------------------------------------------------------------------------------
MSCI-ACWI Free Index/(2)/                               -15.91% -2.82%
-------------------------------------------------------------------------------
MSCI World Index/(3)/                                     [  ]%  [  ]%
-------------------------------------------------------------------------------
Lipper Global Funds Average/(4)/                        -17.36%  1.00%
-------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class D will vary.
(2)The Morgan Stanley All Countries World Free Index ("MSCI-ACWI") is a widely recognized, unmanaged index of small capitalization issuers located throughout the world in both developed and emerging markets. It is not possible to invest directly in the index.
(3) The Morgan Stanley Capital International ("MSCI") World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI World Index currently consists of 23 developed market country indices. It is not possible to invest directly in the index. The MSCI World Index replaced the S&P 500
    Index (an unmanaged index of large capitalization common stocks) as the
    Fund's comparative index because PIMCO Funds Advisors believes the MSCI
    World Index is more representative of the Fund's investment strategies.
    For the periods ended December 31, 2001, the 1 Year and Fund Inception average annual total returns of the S&P 500 Index were -11.87% and -1.03%, respectively.
(4)The Lipper Global Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S.
   securities as well. It does not take into account sales charges.
(5)The Fund began operations on 12/30/98. Index comparisons begin on 12/30/98.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)                    None
Redemption Fee (as a percentage of exchange price or amount redeemed)         2.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                            Distribution                    Total Annual
                                                   Advisory and/or Service    Other         Fund Operating
                                                   Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------------
Class D                                            0.85%    0.25%             0.60%         1.70%
----------------------------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be
    Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.85% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds -- Administrative Fees" for details.
    The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3)Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
                                                   Year 1   Year 3            Year 5        Year 10
----------------------------------------------------------------------------------------------------------
Class D                                            $173     $536              $923          $2,009
----------------------------------------------------------------------------------------------------------


32  PIMCO Funds: Multi-Manager Series

               PIMCO RCM Global Healthcare Fund
--------------------------------------------------------------------------------

Principal       Investment Objective                 Fund Focus                            Approximate Capitalization Range
Investment      Seeks long-term capital appreciation Equity securities of companies in the All capitalizations
and Strategies                                       healthcare industry
                Fund Category                                                              Dividend Frequency
                Global Stocks                        Approximate Number of Holdings        At least annually
                                                     40-80

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of companies in the healthcare industry. The Fund's assets will be invested in companies located in at least three different countries, which may include the United States. The Fund currently expects the majority of its foreign investments to be in Asia and Western Europe. The Fund may also invest up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). Although the Fund may invest in companies of any market capitalization, the Fund does not intend to invest more than 15% of its assets in companies with market capitalizations below $100 million (as measured at the time of purchase).

               The Fund considers the healthcare industry to include any company that designs, manufactures, or sells products or services used for or in connection with healthcare or medicine, such as pharmaceutical companies, biotechnology research firms, companies that sell medical products, companies that own or operate healthcare facilities and companies that design, produce or sell medical, dental and optical products. The Fund considers such companies to be principally engaged in the healthcare industry if they derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the healthcare sector, or, at least 50% of their assets are devoted to such activities.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that are likely to offer the best investment opportunities. The portfolio management team may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The S&P 500 Index and the Russell Mid-Cap Healthcare Index are the Fund's performance benchmarks. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

.. Market Risk              .Derivatives Risk                    . Focused Investment Risk
.. Issuer Risk              .Sector Specific Risk                . Leveraging Risk
.. Growth Securities Risk   .Foreign (non-U.S.) Investment Risk  . Credit Risk
.. Smaller Company Risk     .Emerging Markets Risk               . Turnover Risk
.. Liquidity Risk           .Currency Risk                       . Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


                                                                  Prospectus 33

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The bar chart and the Average Annual Total Returns table below show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the DRCM Fund from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The Fund's total expenses are expected to be higher than the DRCM Fund's historical total expenses. If the DRCM Fund had been subject to the Fund's higher expenses, the performance results shown would have been lower. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


Calendar Year Total Returns -- Class D      More Recent Return Information
                                            ------------------------------------
                                            1/1/02-9/30/02                 [  ]%

                                            Highest and Lowest Quarter Returns
                                            (for periods shown in the bar chart)
                                            ------------------------------------
                                            Highest (10/1/99-12/31/99)    39.43%
                                            ------------------------------------
                                            Lowest (1/1/01-3/31/01)      -24.43%

                                    [CHART]

   1997    1998    1999    2000     2001
 ------  ------  ------  ------  --------
 30.00%  25.57%  28.73%  73.37%  (13.80)%
     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                                     Fund inception
                                                                     1 Year  5 Years (12/31/96)/(4)/
----------------------------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                                           [  ]%  [  ]%   [  ]%
----------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/                           [  ]%  [  ]%   [  ]%
----------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale of Fund Shares/(1)/   [  ]%  [  ]%   [  ]%
----------------------------------------------------------------------------------------------------
MSCI World Healthcare Index/(2)/                                     -11.88% 10.70%  10.70%
----------------------------------------------------------------------------------------------------
Lipper Health/Biotechnology Funds Average/(3)/                       -12.75% 15.18%  15.18%
----------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2) The Morgan Stanley Capital International ("MSCI") World Healthcare Index
    is [    ]. It is not possible to invest directly in the index. The MSCI
    World Healthcare Index replaced the S&P 500 Index (an unmanaged index of large capitalization common stocks) and the Russell Midcap Health Care
    Index (composed of all medium and medium/small healthcare companies in the
    Russell 1000 Index, which measures the performance of the largest companies in the Russell 3000 Index) as the Fund's comparative index because PIMCO Funds Advisors believes the MSCI World Healthcare Index is more representative of the Fund's investment strategies. For the periods ended December 31, 2001, the 1 Year, 5 Years and Fund Inception average annual total returns of the S&P 500 Index were -11.87%, 10.70% and 10.70%, respectively. For the periods ended December 31, 2001, the 1 Year, 5 Years and Fund Inception average annual total returns of the Russell Midcap
    Health Care Index were -3.43%, 11/10% and 11.10%, respectively.
(3) The Lipper Health/Biotechnology Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. It does not take into account sales charges.
(4) The Fund began operations on 12/31/96. Index comparisons begin on 12/31/96.


34  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class D shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)            None
Redemption Fee (as a percentage of exchange price or amount redeemed) 1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges
  (loads). See "How to Buy and Sell Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                               Distribution                         Total Annual
                                Advisory       and/or Service         Other         Fund Operating
                                Fees           (12b-1) Fees/(2)/      Expenses/(3)/ Expenses
--------------------------------------------------------------------------------------------------
Class D                         0.80%          0.25%                  0.55%         1.60%
--------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940.
    Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1)
    Fees. The Fund will pay a total of 0.80% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds -- Administrative Fees" for details.
    The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3) Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or
    Service (12b-1) Fees.

Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                Year 1         Year 3                 Year 5        Year 10
--------------------------------------------------------------------------------------------------
Class D                         $163           $505                   $871          $1,900
--------------------------------------------------------------------------------------------------


                                                                  Prospectus 35

               PIMCO RCM Global Small-Cap Fund
--------------------------------------------------------------------------------

Principal       Investment Objective                 Fund Focus                               Approximate Capitalization Range
Investments     Seeks long-term capital appreciation Smaller capitalization equity securities From $[  ] million to $[  ] billion and Strategies
                Fund Category                        Approximate Number of Holdings           Dividend Frequency
                Global Stocks                        55-95                                    At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in companies with market capitalizations comparable to those of companies included in the
               MSCI World Small Cap Index, which as of [        , 2002] ranged
               from $[ ] million to $[ ] billion. The Fund will maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the MSCI World Small Cap Index securities which as of December 31, 2001 would permit the Fund to maintain a weighted-average market capitalization ranging from $205 million to $822 million. The Fund invests in companies organized or headquartered in at least three different countries (one of which may be the United States) and expects that the majority of its foreign investments will be in Japan and Western Europe. Under normal market conditions, the Fund will invest no more than 25% of its assets in issuers that are organized or headquartered in any one country outside the U.S., other than France, Germany, Japan and the United Kingdom. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund may also from time to time invest a significant percentage of its assets in the technology sector.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities. The portfolio management team may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In addition, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI World Small-Cap Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund investor contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

 . Market Risk            . Derivatives Risk                   . Currency Risk
 . Issuer Risk            . Sector Specific Risk               . Leveraging Risk
 . Growth Securities Risk . Foreign (non-U.S.) Investment Risk . Credit Risk
 . Smaller Company Risk   . Emerging Markets Risk              . Turnover Risk
 . Liquidity Risk         . Focused Investment Risk            . Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


36  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The bar chart and an Average Annual Total Returns table below show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's
               Class D shares (3/10/99), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by class D shares.
               The Fund's total expenses are expected to be higher than the DRCM Fund's historical total expenses. If the DRCM Fund had been subject to the Fund's higher expenses, the performance results shown would have been lower. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Class D      More Recent Return Information
                                            ------------------------------------
                       [CHART]              1/1/02-9/30/02                 [  ]%
                                            Highest and Lowest Quarter Returns
 1997    1998    1999      2000      2001   (for periods shown in the bar chart)
------  ------  -------  --------  -------- ------------------------------------
25.17%  19.29%  103.96%  (13.84)%  (25.17)% Highest (10/1/99-12/31/99)    64.77%
                                            ------------------------------------
  Calendar Year End (through 12/31)         Lowest (7/1/01-9/30/01)      -26.46%

Average Annual Total Returns (for periods ended 12/31/01)

                                                                                     Fund inception
                                                                     1 Year  5 Years (12/31/96)/(4)/
----------------------------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                                           [  ]%  [  ]%   [  ]%
----------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/                           [  ]%  [  ]%   [  ]%
----------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale of Fund Shares/(1)/   [  ]%  [  ]%   [  ]%
----------------------------------------------------------------------------------------------------
MSCI World Small Cap Index/(2)/                                        1.22%  3.20%   3.20%
----------------------------------------------------------------------------------------------------
Lipper Global Small Cap Funds Average/(3)/                           -15.49%  5.33%   5.33%
----------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2) The Morgan Stanley Capital International World Small Cap Index
    ("MSCI-WSCI") is a widely recognized, unmanaged, market capitalization weighted index composed of securities representative of the market structure of developed market countries in North America, Europe and the
    Asia/Pacific region. It is not possible to invest directly in the index.
(3) The Lipper Global Small Cap Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 25% of their portfolio in securities with primary trading markets outside the United
    States, and that limits at least 65% of their investments to companies with market capitalizations less than U.S. $1 billion at the time of purchase. It does not take into account sales charges.
(4) The Fund began operations on 12/31/96. Index comparisons begin on 12/31/96.


                                                                  Prospectus 37

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)                      None

Redemption Fee (as a percentage of exchange price or amount redeemed)           2.00%*

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged.
  Redemption Fees are paid to and retained by the Fund and are not sales charges
  (loads). See "How to Buy and Sell Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                 Distribution                          Total Annual
                                    Advisory     and/or Service        Other           Fund Operating
                                    Fees         (12b-1) Fees/(2)/     Expenses/(3)/   Expenses
-----------------------------------------------------------------------------------------------------
Class D                             1.00%        0.25%                 0.60%           1.85%
-----------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the
    Investment Company Act of 1940. Up to 0.25% per year of the total Administrative
    Fee paid under the administration agreement may be Distribution and/or Service
    (12b-1) Fees. The Fund will pay a total of 0.85% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds -- Administrative
    Fees" for details. The Fund intends to treat any fees paid under the plan as
    "service fees" for purposes of applicable rules of the National Association of
    Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3) Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples. The Examples below are intended to help you compare the cost of investing in
Class D shares of the Fund with the costs of investing in other mutual funds. The
Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                    Year 1       Year 3                Year 5          Year 10
-----------------------------------------------------------------------------------------------------
Class D                             $188         $582                  $1,001          $2,169
-----------------------------------------------------------------------------------------------------


38  PIMCO Funds: Multi-Manager Series

               PIMCO RCM Global Technology Fund
--------------------------------------------------------------------------------

Principal       Investment Objective                 Fund Focus                             Approximate Capitalization Range
Investments     Seeks long-term capital appreciation Equity securities of U.S. and non-U.S. At least $500 million
and Strategies                                       technology-related companies
                Fund Category                                                               Dividend Frequency
                Global Stocks                        Approximate Number of Holdings         At least annually
                                                     65-105

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies in the technology industry. The Fund normally invests in at least three different countries, and may invest up to 50% of its assets in non-U.S. issuers, but under normal market conditions no more than 25% of its assets in issuers organized or headquartered in any one country outside the U.S., other than Japan. The Fund may also invest up to 20% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund currently intends to invest primarily in companies with market capitalizations greater than $500 million at the time of purchase, with no more than 15% of its assets in technology companies with market capitalizations below $100 million at the time of purchase. The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs).

               The portfolio managers define technology companies as those with revenues primarily generated by technology products and services. These include internet products and services, computers and computer peripherals, software, electronic components and systems, communications equipment and services, semiconductors, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology products, environmental services, chemical products and synthetic materials, and defense and aerospace products and services. The portfolio managers evaluate the fundamental value and prospects for growth of individual companies and focuses on those companies that it expects will have higher than average rates of growth and strong potential for capital appreciation. Investments are not restricted to companies with a record of dividend payments. The Goldman Sachs Technology and the Lipper Science & Technology Fund Index are the Fund's performance benchmarks. The portfolio managers base security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               The portfolio managers develop forecasts of economic growth, inflation, and interest rates that they use to help identify those regions and individual countries that they believe are likely to offer the best investment opportunities. In addition to traditional research activities, the portfolio managers use Grassroots/(SM)/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

.. Market Risk              . Sector Specific Risk               .Currency Risk
.. Issuer Risk              . Technology Related Risk            .Focused Investment Risk
.. Growth Securities Risk   . IPO Risk                           .Leveraging Risk
.. Smaller Company Risk     . Foreign (non-U.S.) Investment Risk .Turnover Risk
.. Liquidity Risk           . Emerging Markets Risk              .Credit Risk
.. Derivatives Risk                                              .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The bar chart and an Average Annual Total Returns table below show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's
               Class D shares (1/20/99), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by class D shares.
               The Fund's total expenses are expected to be higher than the DRCM Fund's historical total expenses. If the DRCM Fund had been subject to the Fund's higher expenses, the performance results shown would have been lower. The investment objective, and


                                                                  Prospectus 39
               investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio managers as the Fund. The performance for the year 1999 benefited to a large extent from the result of investments in IPOs and market conditions during 1999. This performance may not be repeated in the future. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Class D              More Recent Return Information
                                                    ------------------------
                                                    1/1/02-9/30/02                 [  ]%

                                                    Highest and Lowest Quarter Returns
                                                    (for periods shown in the bar chart)
                                                    ------------------------------------
                                                    Highest (10/1/99-12/31/99)    82.74%
                                                    ------------------------------------
                                                    Lowest (10/1/00-12/31/00)    -34.54%
                                    [CHART]

 1996    1997    1998     1999     2000      2001
------  ------  ------  -------  --------  --------
26.10%  26.77%  60.66%  182.53%  (14.60)%  (39.55)%

     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)
                                                                Fund inception
                                                1 Year  5 Years (12/27/95)/(4)/
-------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                      [  ]%  [  ]%   [  ]%
-------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/      [  ]%  [  ]%   [  ]%
-------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                         [  ]%  [  ]%   [  ]%
-------------------------------------------------------------------------------
Goldman Sachs Technology Index/(2)/               [  ]%  [  ]%   [  ]%
-------------------------------------------------------------------------------
Lipper Science & Technology Fund Average/(3)/   -37.55%  9.36%  10.71%
-------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The Goldman Sachs Technology index is a modified capitalization-weighted index of companies involved in the internet-related sector of the technology industry. It is not possible to invest directly in the index.
   The Goldman Sachs Technology Index replaced the S&P 500 Index (an unmanaged index of large capitalization common stocks) as the Fund's comparative index because PIMCO Funds Advisors believes the Goldman Sachs Technology
   Index is more representative of the Fund's investment strategies. For the periods ended December 31,2001, the 1 Year, 5 Years and Fund Inception
   average annual total returns of the S&P 500 index were -11.87%, 10.70% and
   12.67%, respectively.
(3)The Lipper Science & Technology Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in science and technology stocks. It does not take into account sales charges.
(4)The Fund began operations on 12/27/95. Index comparisons begin on 12/27/95.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)                 None
Redemption Fee (as a percentage of exchange price or amount redeemed)      2.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00%
  of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell
  Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                         Distribution                    Total Annual
                                                Advisory and/or Service    Other         Fund Operating
                                                Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
-------------------------------------------------------------------------------------------------------
Class D                                         0.95%    0.25%             0.55%         1.75%
-------------------------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940.
   Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be
   Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.80% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds --Administrative Fees" for
   details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the
   extent that such fees are deemed not to be "service fees," class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3)Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.
Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest
$10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
                                                Year 1   Year 3            Year 5        Year 10
-------------------------------------------------------------------------------------------------------
Class D                                         $178     $551              $949          $2,062
-------------------------------------------------------------------------------------------------------


40  PIMCO Funds: Multi-Manager Series

               PIMCO RCM International Growth Equity Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Equity securities of companies All capitalizations worldwide
                      Fund Category                                                       Dividend Frequency
                      International Stocks                 Approximate Number of Holdings At least annually
                                                           75-115

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of non-U.S. companies. While the Fund invests in issuers located in at least ten different countries, the Fund may invest up to 65% of its assets in companies organized or headquartered in Japan, the United Kingdom or Germany, and up to 25% of its assets in companies organized or headquartered in any other country outside the U.S. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund may also invest up to 10% of its assets in U.S. companies. The Fund primarily invests in companies with market capitalizations in excess of $1 billion (as measured at the time of purchase). No more than 15% of the Fund's assets shall be invested in companies with market capitalizations below $100 million (as measured at the time of purchase). The Fund may also from time to time invest a significant portion of its assets in one or more sectors of the economy, including the financial sector.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities. In analyzing specific companies for possible investment, the portfolio management team may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI-EAFE Index and the MSCI-ACWI Index are the Fund's performance benchmarks. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

.. Market Risk               . Derivatives Risk                       . Focused Investment Risk
.. Issue Risk                . Sector Specific Risk                   . Leveraging Risk
.. Growth Securities Risk    . Foreign (non-U.S.) Investment Risk     . Turnover Risk
.. Smaller Company Risk      . Emerging Markets Risk                  . Credit Risk
.. Liquidity Risk            . Currency Risk                          . Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The top of the next page shows summary performance information for the DRCM
               Fund in a bar chart and Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (3/10/99), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and


                                                                  Prospectus 41
               other expenses paid by class D shares. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Class D                     More Recent Return Information
                                                           ------------------------------------
                                    [CHART]                1/1/02-9/30/02                [   ]%

 1995    1996    1997    1998    1999     2000      2001   Highest and Lowest Quarter Returns
------  ------  ------  ------  ------  --------  -------- (for periods shown in the bar chart)
17.69%  19.02%  17.64%  13.53%  60.27%  (26.95)%  (32.23)% ------------------------------------
                                                           Highest (10/1/99-12/31/99)    41.21%
                                                           ------------------------------------
     Calendar Year End (through 12/31)                     Lowest (1/1/01-3/31/01)      -18.45%

Average Annual Total Returns (for periods ended 12/31/01)

                                                                   Fund inception
                                                   1 Year  5 Years (5/22/95)/(5)/
---------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                         [  ]% [  ]%   [  ]%
---------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/         [  ]% [  ]%   [  ]%
---------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale
 of Fund Shares/(1)/                                 [  ]% [  ]%   [  ]%
---------------------------------------------------------------------------------
MSCI-EAFE Index/(2)/                               -21.20% 1.17%   2.79%
---------------------------------------------------------------------------------
MSCI-ACWI Ex-U.S. Index/(3)/                       -19.50% 0.89%   2.89%
---------------------------------------------------------------------------------
Lipper International Funds Average/(4)/            -21.71% 1.94%   4.11%
---------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as
   401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The Morgan Stanley Capital International Europe Australasia Far East
   ("MSCI-EAFE") Index is a widely recognized, unmanaged index of issuers in the countries of Europe, Australia and the Far East. It is not possible to invest directly in the index.
(3)The Morgan Stanley All Country World Free ("MSCI-ACWI") Ex-U.S. Index is a
   widely recognized, unmanaged index of issuers located in countries throughout the world, representing both developed and emerging markets, excluding the
   United States. It is not possible to invest directly in the index.
(4)The Lipper International Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest their assets in securities with primary trading markets outside of the United States. It does not take into account sales charges.
(5)The Fund began operations on 5/22/95.Index comparisons begin on 5/22/95.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)              None

Redemption Fee (as a percentage of exchange price or amount redeemed)   2.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to
  2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and
  Sell Shares--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                     Distribution                     Total Annual
                                           Advisory  and/or Service     Other         Fund Operating
                                           Fees      (12b-1) Fees/(2)/  Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------
Class D                                    0.50%     0.25%              0.70%         1.45%
----------------------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of
   0.95% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the
   Funds -- Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of
   Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be
   "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3)Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5%
return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                           Year 1    Year 3             Year 5        Year 10
----------------------------------------------------------------------------------------------------
Class D                                    $148      $459               $792          $1,735
----------------------------------------------------------------------------------------------------


42  PIMCO Funds: Multi-Manager Series

               PIMCO RCM Large-Cap Growth Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks long-term capital Large capitalization equity    At least $3 billion
                      appreciation            securities
                                                                             Dividend Frequency
                      Fund Category           Approximate Number of Holdings At least annually
                      U.S. Stocks             45-85

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of U.S. companies with market capitalizations of at least $3 billion (as measured at the time of purchase). The Fund may also invest 20% of its assets in foreign securities (but no more than 10% in any one country other than the U.S. or 10% in companies organized or headquartered in emerging market countries). The Fund may also from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

               In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The S&P 500 is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots/(SM)/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

.. Market Risk            . Sector Specific Risk                 . Emerging Markets Risk
.. Issuer Risk            . Foreign (non-U.S.) Investment Risk   . Credit Risk
.. Growth Securities Risk . Currency Risk                        . Management Risk
.. Liquidity Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The top of the next page shows summary performance information for the DRCM
               Fund in a bar chart and Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (3/2/99), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by class D shares. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



                                                                  Prospectus 43


Calendar Year Total Returns -- Class D                                          More Recent Return Information
                                                                                -------------------------
                                                                                1/1/02-9/3/02                  [  ]%

                                                                                Highest and Lowest Quarter Returns
                                                                                (for periods shown in the bar chart)
                                                                                ------------------------------------
                                                                                Highest (10/1/98-12/31/98)    29.22%
                                                                                ------------------------------------
                                                                                Lowest (1/1/01-3/31/01)      -19.14%
                                    [CHART]

   1997    1998    1999    2000      2001
 ------  ------  ------  -------  --------
31.66%  43.97%  44.40%  (8.71)%  (22.24)%

     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)
                                                                 Fund inception
                                                 1 Year  5 Years (12/31/96)/(4)/
--------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                       [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/       [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                          [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------
S&P 500 Index/(2)/                               -11.88% 10.70%  10.70%
--------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average/(3)/       -22.94%  8.15%   8.15%
--------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as
   401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3)The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4)The Fund began operations on 12/31/96. Index comparisons begin on 12/31/96.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class D shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)                None
Redemption Fee (as a percentage of exchange price or amount redeemed)    1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to
  Buy and Sell Shares--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1) /

                       Distribution                      Total Annual                   Net Fund
             Advisory  and/or Service     Other          Fund Operating  Expense        Operating
             Fees      (12b-1) Fees/(2)/  Expenses/(3)/  Expenses        Reduction/(4)/ Expenses/(4)/
-----------------------------------------------------------------------------------------------------
Class D      0.45%     0.25%              0.50%          1.20%           0.20%          1.00%
-----------------------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
   Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.75% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
   "Management of the Funds -- Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National
   Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3)Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.
(4)Net Expenses reflect the effect of a contractual agreement by PIMCO Funds Advisors to waive, reduce or reimburse its Administrative Fee to the extent Total Annual Fund Operating
   Expenses exceed 1.00% for Class D shares until June 30, 2003.

Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5%
return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Examples show what your costs would be based on these assumptions./(1)/

                                                                  Year 1 Year 3 Year 5 Year 10
----------------------------------------------------------------------------------------------
Class D                                                           $102   $346   $625   $1,420
----------------------------------------------------------------------------------------------
(1) The Examples are based on the Net Fund Operating Expenses shown above.


44  PIMCO Funds: Multi-Manager Series

               PIMCO RCM Mid-Cap Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                           Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Equity and equity-related securities Up to $[  ] billion of U.S. companies with small and
                      Fund Category                        medium market capitalizations        Dividend Frequency
                      U.S. Stocks                                                               At least annually
                                                           Approximate Number of Holdings
                                                           85-125

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity and equity-related securities of small- to medium-sized U.S. companies with market capitalizations comparable to those companies included in the Russell Mid-Cap Growth Index, which
               ranged from $[  ] million to $[  ] billion as of [      ], 2002.
               Equity-related securities include preferred stock, convertible preferred stock, convertible debt obligations, warrants or other rights to acquire stock. The Fund may also invest up to 10% of its assets in foreign securities. The Fund may from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

               In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The Russell Mid-Cap Growth Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots/(SM)/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return are:

.. Market Risk              . Liquidity Risk                       . Currency Risk
.. Issuer Risk              . Sector Specific Risk                 . Turnover Risk
.. Growth Securities Risk   . Foreign (non-U.S.) Investment Risk   . Credit Risk
.. Smaller Company Risk     . Emerging Markets Risk                . Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The top of the next page shows summary performance information for the DRCM
               Fund in a bar chart and Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (12/29/00), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by class D shares. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 45

Calendar Year Total Returns -- Class D    More Recent Return Information
                                          -------------------------
                      [CHART]

 1992    1993   1994    1995    1996
 -----  ------  -----  ------  ------
 6.77%  10.44%  0.50%  34.21%  18.78%     1/1/02-9/30/02                 [  ]%

 1997    1998    1999   2000     2001     Highest and Lowest Quarter Returns
------  ------  ------  -----  --------   (for periods shown in the bar chart)
17.21%  14.78%  59.79%  0.99%  (25.23)%   ------------------------------------
                                          Highest  (10/1/99-12/31/99)   42.17%
                                          ------------------------------------
  Calendar Year End (through 12/31)       Lowest  (1/1/01-3/31/01)     -25.23%

Average Annual Total Returns (for periods ended 12/31/01)

                                                                       Fund inception
                                              1 Year  5 Years 10 Years (11/6/79)/(4)/
-------------------------------------------------------------------------------------
Class D -- Before Taxes/(1) /                   [  ]% [  ]%    [  ]%    [  ]%
-------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1) /   [  ]% [  ]%    [  ]%    [  ]%
-------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and
 Sale of Fund Shares/(1) /                      [  ]% [  ]%    [  ]%    [  ]%
-------------------------------------------------------------------------------------
Russell Mid-Cap Growth Index/(2)/             -20.16% 9.02%   11.11%   15.59%
-------------------------------------------------------------------------------------
Lipper Mid-Cap Growth Funds Average/(3)/      -21.17% 7.64%    9.88%   12.66%
-------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
   Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The Russell Mid-Cap Growth Index is an unmanaged index that measures the performance of those Russell Mid-Cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell
   1000(R) Growth Index. It is not possible to invest directly in the index.
(3)The Lipper Mid-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. It does not take into account sales charges.
(4)The Fund began operations on 10/31/79. Index comparisons begin on 10/31/79.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)                   None
Redemption Fee (as a percentage of exchange price or amount                  1.00%*
redeemed)
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to
  1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell
  Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1) /

                    Distribution                    Total Annual                    Net Fund
           Advisory and/or Service    Other         Fund Operating Expense          Operating
           Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses       Reduction/(4)/   Expenses/(4)/
-------------------------------------------------------------------------------------------------
Class D    0.47%    0.25%             0.50%         1.22%          0.20%            1.02%
-------------------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.75%
   per year under the administration agreement regardless of whether a portion or none of the
   0.25% authorized under the plan is paid under the plan. Please see "Management of the
   Funds -- Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of
   Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be
   "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3)Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.
(4)Net Expenses reflect the effect of a contractual agreement by PIMCO Funds Advisors to waive, reduce or reimburse its Administrative Fee to the extent Total Annual Fund Operating Expenses exceed 1.02% for Class D shares until June 30, 2003.
Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

                                                             Year 1 Year 3 Year 5 Year 10
-----------------------------------------------------------------------------------------
Class D                                                      $104   $353   $636   $1,443
-----------------------------------------------------------------------------------------
(1) The Examples are based on the Net Fund Operating Expenses shown above.



46  PIMCO Funds: Multi-Manager Series

               PIMCO RCM Tax-Managed Growth Fund
--------------------------------------------------------------------------------

Principal       Investment Objective              Fund Focus                          Approximate Capitalization Range
Investments     Seeks after-tax growth of capital Equity securities of U.S. companies All capitalizations and Strategies
                Fund Category                     Approximate Number of Holdings      Dividend Frequency
                Enhanced Stocks                   25-65                               At least annually

               The Fund attempts to enhance the after-tax returns of shareholders by investing in a broadly diversified portfolio of equity securities of U.S. companies. The Fund invests in companies of all capitalizations, ranging from larger well-established companies to smaller emerging-growth companies. The Fund may invest up to 20% of its assets in companies with market capitalizations below $500 million (as measured at the time of purchase). The Fund may also invest up to 25% of its assets in foreign securities (but no more than 10% in any one country other than the U.S.) and up to 5% of its assets in companies located in emerging market countries. The Fund may also from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

               To maximize after-tax returns, the Fund may use certain investment techniques designed to reduce capital gains distributions to shareholders. These techniques may include, among others, holding securities long enough to avoid higher, short-term capital gains taxes, selling shares with a higher cost basis first, and selling securities that have declined in value to offset past or future gains realized on the sale of other securities. These techniques will not completely eliminate taxable distributions by the Fund. In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The S&P 500 is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots/(SM)/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

.. Market Risk            . Liquidity Risk                     . Currency Risk
.. Issuer Risk            . Derivatives Risk                   . Sector Specific Risk
.. Growth Securities Risk . Foreign (non-U.S.) Investment Risk . Leveraging Risk
.. Smaller Company Risk   . Emerging Markets Risk              . Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") were exchanged for shares of the Fund. The top of the next page shows summary performance information for the DRCM
               Fund in a bar chart and Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (2/12/99), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by class D shares. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 47

                                            More Recent Return Information
                                            ------------------------------------
                                            1/1/02-9/30/02                 [  ]%
Calendar Year Total Returns -- Class D
                                            Highest and Lowest Quarter Returns
                                    [CHART] (for periods shown in the bar chart)
                                            ------------------------------------
           1999    2000      2001           Highest (10/1/99-12/31/99)    31.86%
         ------  -------  --------          ------------------------------------
         52.00%  (8.09)%  (21.62)%          Lowest (1/1/01-3/31/01)      -18.20%

     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)
                                                                             Fund Inception
                                                                     1 Year  (12/30/98)/(4)/
--------------------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                                           [  ]%  [  ]%
--------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/                           [  ]%  [  ]%
--------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale of Fund Shares/(1)/   [  ]%  [  ]%
--------------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                                   -11.88% -1.03%
--------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average/(3)/                           -22.94% -3.82%
--------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks.
    It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4) The Fund began operations on 12/30/98. Index comparisons begin on 12/30/98.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class D shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)                    None

Redemption Fee (as a percentage of exchange price or amount redeemed)         1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell Shares--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                            Distribution                    Total Annual
                                                   Advisory and/or Service    Other         Fund Operating
                                                   Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------------
Class D                                            0.60%    0.25%             0.50%         1.35%
----------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be
    Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.75% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds -- Administrative Fees" for details.
    The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3) Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                   Year 1   Year 3            Year 5        Year 10
----------------------------------------------------------------------------------------------------------
Class D                                            $137     $428              $739          $1,624
----------------------------------------------------------------------------------------------------------


48  PIMCO Funds: Multi-Manager Series

               PIMCO Renaissance Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                        Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Undervalued stocks with improving All capitalizations
                      and income                        business fundamentals
                                                                                          Dividend Frequency
                      Fund Category                     Approximate Number of Holdings    At least annually
                      Value Stocks                      50-80

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) stocks.

               The portfolio manager selects stocks for the Fund using a "value" style. The portfolio manager invests primarily in common stocks of companies having below-average valuations whose business fundamentals, such as market share, strength of management and competitive position, are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs).

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

      . Market Risk            . Foreign Investment Risk  . Credit Risk
      . Issuer Risk            . Currency Risk            . Management Risk
      . Value Securities Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the Fund's Class C shares, which are offered in a different prospectus. The prior Class C performance has been adjusted to reflect that there are no sales charges (loads) and lower distribution and/or service (12b-1) fees paid by Class D shares. Prior to May 7, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 49

Calendar Year Total Returns -- Class D                                        More Recent Return Information
                                                                              ------------------------------------
                                    [CHART]                                   1/1/02-9/30/02                 [  ]%

                                                                              Highest and Lowest Quarter Returns
1992    1993    1994     1995    1996    1997    1998  1999    2000    2001   (for periods shown in the bar chart)
-----  ------  -------  ------  ------  ------  -----  -----  ------  ------  ------------------------------------
12.70%  15.95%  (4.45)%  38.37%  19.87%  25.71%  9.86%  3.88%  30.66%  15.23% Highest (10/1/01-12/31/01)    21.18%
                                                                              ------------------------------------
     Calendar Year End (through 12/31)                                        Lowest (7/1/98-9/30/98)      -16.60%

Average Annual Total Returns (for periods ended
12/31)
                                                                         Fund Inception
                                                1 Year  5 Years 10 Years (4/18/88)/(4)/
---------------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                      [  ]%  [  ]%   [  ]%    [  ]%
---------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/      [  ]%  [  ]%   [  ]%    [  ]%
---------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                         [  ]%  [  ]%   [  ]%    [  ]%
---------------------------------------------------------------------------------------
Russell Mid-Cap Value Index/(2)/                  2.33%  1.46%  14.41%   13.93%
---------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Average/(3)/        -1.78% 10.51%  13.28%   12.75%
---------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2) The Russell Mid-Cap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.
(3) The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
(4)The Fund began operations on 4/18/88. Index comparisons begin on 4/30/88.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid
directly from your investment)                                          None
Redemption Fee (as a percentage of exchange price or amount redeemed)   1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including
  acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the
  Fund and are not sales charges (loads). See "How to Buy and
  Sell Shares--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from
Fund assets)/(1)/

                                           Distribution                               Total Annual
                       Advisory            and/or Service               Other         Fund Operating
                       Fees                (12b-1) Fees/(2)/            Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------
Class D                0.60%               0.25%                        0.40%         1.25%
----------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) The Fund's administration agreement includes a plan for Class
    D shares that has been adopted in conformity with the
    requirements set forth in Rule 12b-1 under the Investment
    Company Act of 1940. Up to 0.25% per year of the total
    Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund
    will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the
    0.25% authorized under the plan is paid under the plan.
    Please see "Management of the Funds -- Administrative Fees"
    for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the
    "NASD"). To the extent that such fees are deemed not to be
    "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the
    economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3 )Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                       Year 1              Year 3                       Year 5        Year 10
----------------------------------------------------------------------------------------------------
Class D                $127                $397                         $686          $1,511
----------------------------------------------------------------------------------------------------


50  PIMCO Funds: Multi-Manager Series

               PIMCO Select Growth Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective                  Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital;    Larger capitalization common stocks At least $10 billion
                      income is an incidental consideration
                                                            Approximate Number of Holdings      Dividend Frequency
                      Fund Category                         15-25                               At least annually
                      Growth Stocks

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $10 billion at the time of investment. The Fund normally invests in the securities of 15 to 25 issuers.

               The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

     . Market Risk              . Focused Investment Risk . Currency Risk
     . Issuer Risk              . Growth Securities Risk  . Credit Risk
     . Technology Related Risk  . Foreign Investment Risk . Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (3/31/00), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior
               Institutional Class performance has been adjusted to reflect the actual sales charges and distribution and/or service (12b-1) fees paid by Class D shares. The performance information on the next page for periods prior to April 1, 2000, reflects the Fund's advisory fee rate in effect prior to that date (0.57% per annum); these results would have been lower had the Fund's current advisory fee rate (0.60% per annum) then been in effect.
               Prior to July 1, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. In addition, the Fund changed its investment objective and policies on April 1, 2000; the performance results shown on the next page would not necessarily have been achieved had the Fund's current objective and policies then been in effect. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 51

Calendar Year Total Returns -- Class D                    More Recent Return Information
                                                                      ------------------------
                                                          1/1/02-9/30/02                 [  ]%

                                                          Highest and Lowest Quarter Returns
                                                          (for periods shown in the bar chart)
                                                          ------------------------------------
                                                          Highest (10/1/98-12/31/98)    24.79%
                                                          ------------------------------------
                                                          Lowest (1/1/01-3/31/01)      -24.76%
                                    [CHART]

 1995    1996    1997    1998    1999    2000      2001
------  ------  ------  ------  ------  -------  --------
27.45%  17.49%  24.82%  40.51%  23.78%  (8.28)%  (32.89)%

     Calendar Year End (through 12/31)


Average Annual Total Returns (for periods ended 12/31/01)

                                                              Fund Inception
                                              1 Year  5 Years (12/28/94)/(4)/
-----------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                    [  ]%  [  ]%   [  ]%
-----------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/    [  ]%  [  ]%   [  ]%
-----------------------------------------------------------------------------
Class D -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                       [  ]%  [  ]%   [  ]%
-----------------------------------------------------------------------------
S&P 500 Index/(2) /                           -11.87% 10.70%  15.92%
-----------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average/(3) /   -22.94%  8.15%  12.76%
-----------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3)The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400
   Index. It does not take into account sales charges.
(4)The Fund began operations on 12/28/94. Index comparisons begin on
   12/31/94.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your
investment)                                                                None
Redemption Fee (as a percentage of exchange price or amount redeemed)      1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00%
  of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell
  Shares--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                         Distribution                    Total Annual
                                                Advisory and/or Service    Other         Fund Operating
                                                Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
-------------------------------------------------------------------------------------------------------
Class D                                         0.60%    0.25%             0.40%         1.25%
-------------------------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940.
   Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be
   Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds -- Administrative Fees" for
   details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the
   extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3)Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest
$10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                Year 1   Year 3            Year 5        Year 10
-------------------------------------------------------------------------------------------------------
Class D                                         $127     $397              $686          $1,511
-------------------------------------------------------------------------------------------------------


52  PIMCO Funds: Multi-Manager Series

               PIMCO Small-Cap Value Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                         Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Undervalued smaller capitalization Between $100 million and
                      and income                        common stocks                      $1.5 billion

                      Fund Category                     Approximate Number of Holdings     Dividend Frequency
                      Value Stocks                      100                                At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in companies with market capitalizations of between $100 million and $1.5 billion at the time of investment. The Fund invests a significant portion of its assets in common stocks of companies with below-average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) common stocks.

               The Fund's initial selection universe consists of approximately 4,500 stocks of companies within the Fund's capitalization range. The portfolio managers screen this universe to identify approximately 500 undervalued stocks representing approximately 160 industry groups. This screening process is based on a number of valuation factors, including P/E ratios (calculated both with respect to trailing operating earnings and forward earnings estimates) and price-to-sales, price-to-book value, and price-to-cash flow ratios. These factors are considered both on a relative basis (compared to other stocks in the same industry group) and on an absolute basis (compared to the overall market).

               From this narrowed universe, the portfolio managers select approximately 100 stocks for the Fund, each of which has close to equal weighting in the portfolio. They select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings-per-share estimates and revisions to those estimates), relative dividend yields and trading liquidity. The portfolio is also structured to have a maximum weighting of no more than 10% in any one industry. The portfolio managers may replace a stock if its market capitalization becomes excessive, if its valuation exceeds the average valuation of stocks represented in the S&P 500 Index, or when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

               Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

             . Market Risk           . Smaller Company Risk    . Credit Risk
             . Issuer Risk           . Liquidity Risk          . Management Risk
             . Value Securities Risk . Focused Investment Risk

               Please see "Summary of Principal Risks" following the Fund
               Summaries for a description of these and other risks of
               investing in the Fund.
--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right and the Average Annual Total
               Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because Class D shares have not been outstanding for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class
               D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares. The Average Annual Total Returns table shows estimated historical performance for Class D shares. The estimated Class D performance is based on the performance of the Fund's
               Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class D shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 53

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   ---------------------
                                                   1/1/02-9/30/02                 [  ]%

                                                   Highest and Lowest Quarter Returns
                                                   (for periods shown in the bar chart)
                                                   ------------------------------------
                                                   Highest (4/1/99-6/30/99)      16.39%
                                                   ------------------------------------
                                                   Lowest (7/1/98-69/3/98)       18.61%
                                    [CHART]

 1992    1993    1994     1995    1996
------  ------  -------  ------  ------
18.74%  13.84%  (3.69)%  25.47%  27.72%

 1997    1998     1999     2000    2001
------  -------  -------  ------  ------
35.02%  (9.16)%  (6.40)%  21.65%  19.12%

        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                      Fund Inception
                                              1 Year 5 Years 10 Years (10/1/91)/(4)/
------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/       [  ]%   [  ]%  [  ]%    [  ]%
------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1)/                            [  ]%   [  ]%  [  ]%    [  ]%
------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares/(1)/    [  ]%   [  ]%  [  ]%    [  ]%
------------------------------------------------------------------------------------
Class D                                       18.65%  10.28% 12.80%   13.11%
------------------------------------------------------------------------------------
Russell 2000 Index/(2)/                        2.49%   7.52% 11.51%   11.82%
------------------------------------------------------------------------------------
Lipper Small-Cap Value Funds Average/(3)/     16.39% 11.455% 13.39%   13.55%
------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
   Institutional Class shares only. After-tax returns for Class D will vary.
(2)The Russell 2000 Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stock. It is not possible to invest directly in the index.
(3)The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. It does not take into account sales charges.
(4)The Fund began operations on 10/01/91. Index comparisons begin on 9/30/91.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)             None
Redemption Fee (as a percentage of exchange price or amount redeemed) 1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including
  acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the
  Fund and are not sales charges (loads). See "How to Buy and
  Sell Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from
Fund assets)/(1)/
                                             Distribution                           Total Annual
                            Advisory         and/or Service           Other         Fund Operating
                            Fees             (12b-1) Fees/(2)/        Expenses/(3)/ Expenses
--------------------------------------------------------------------------------------------------
Class D                     0.60%            0.25%                    0.40%         1.25%
--------------------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be
   charged a fee of $16.
(2)The Fund's administration agreement includes a plan for Class
   D shares that has been adopted in conformity with the
   requirements set forth in Rule 12b-1 under the Investment
   Company Act of 1940. Up to 0.25% per year of the total
   Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25%
   authorized under the plan is paid under the plan. Please see
   "Management of the Funds -- Administrative Fees" for details.
   The Fund intends to treat any fees paid under the plan as
   "service fees" for purposes of applicable rules of the
   National Association of Securities Dealers, Inc. (the "NASD").
   To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic
   equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3)Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                            Year 1           Year 3                   Year 5        Year 10
--------------------------------------------------------------------------------------------------
Class D                     $127             $397                     $686          $1,511
--------------------------------------------------------------------------------------------------


54  PIMCO Funds: Multi-Manager Series

               PIMCO Target Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective             Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks capital appreciation; no   Medium capitalization common stocks Between $1 billion and $10 billion consideration is given to income
                                                       Approximate Number of Holdings      Dividend Frequency
                      Fund Category                    40-60                               At least annually
                      Growth Stocks

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of between $1 billion and $10 billion at the time of investment.

               The portfolio managers select stocks for the Fund using a "growth" style. The portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio managers believe that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

    . Market Risk            . Liquidity Risk          . Focused Investment Risk
    . Issuer Risk            . Foreign Investment Risk . Credit Risk
    . Growth Securities Risk . Currency Risk           . Management Risk
    . Smaller Company Risk   . Technology Related Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (6/12/00), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the Fund's Class A shares, which are offered in a different prospectus. The prior Class A performance has been adjusted to reflect that there are no sales charges (loads) paid by Class D shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



                                                                  Prospectus 55

Calendar Year Total Returns -- Class D                                 More Recent Return Information
                                                                                   ------------------------
                                                                       1/1/02-9/30/02                 [  ]%

                                                                       Highest and Lowest Quarter Returns
                                                                       (for periods shown in the bar chart)
                                                                       ------------------------------------
                                                                       Highest (10/1/99-12/31/99)    53.05%
                                                                       ------------------------------------
                                                                       Lowest (7/1/01-9/30/01)      -27.05%
                                    [CHART]

 1993   1994    1995    1996    1997    1998    1999   2000     2001
------  -----  ------  ------  ------  ------  ------  -----  --------
25.51%  3.86%  31.24%  16.62%  16.37%  24.15%  66.25%  9.64%  (28.64)%



     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                Fund Inception
                                                1 Year  5 Years (12/17/92)/(4)/
-------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                      [  ]%   [  ]%  [  ]%
-------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/      [  ]%   [  ]%  [  ]%
-------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                         [  ]%   [  ]%  [  ]%
-------------------------------------------------------------------------------
Russell Mid-Cap Growth Index/(2)/                -5.62% -11.40%     %
-------------------------------------------------------------------------------
Lipper Multi-Cap Growth Funds Average/(3)/      -26.06%  8.61%  11.46%
-------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are no relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The Russell Mid-Cap Growth Index is an unmanaged index that measures the performance of those Russell Mid-Cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Mid-Cap Growth Index. It is not possible to invest directly in the index. The Russell Mid-Cap Growth Index replaced the S&P
   Mid-Cap 400 Index (an unmanaged index of middle capitalization U.S. stocks)
   as the Fund's comparative index because PIMCO Funds Advisors believes the
   Russell Mid-Cap Growth Index is more representative of the Fund's investment strategies. For the periods ended December 31, 2001, the 1 Year,
   5 Years and Fund Inception average annual total returns of the S&P Mid-Cap
   400 Index were - 0.62%, 16.11% and 15.36%, respectively.
(3)The Lipper Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
(4)The Fund began operations on 12/17/92. Index comparisons begin on 12/31/92.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid
directly from your investment)        None
Redemption Fee (as a percentage of
exchange price or amount redeemed)    1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including
  acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the
  Fund and are not sales charges (loads). See "How to Buy and
  Sell Shares--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from
Fund assets)/(1)/

                    Distribution                    Total Annual
           Advisory and/or Service    Other         Fund Operating
           Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
------------------------------------------------------------------
Class D    0.55%    0.25%             0.40%         1.20%
------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be
   charged a fee of $16.
(2)The Fund's administration agreement includes a plan for Class
   D shares that has been adopted in conformity with the
   requirements set forth in Rule 12b-1 under the Investment
   Company Act of 1940. Up to 0.25% per year of the total
   Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25%
   authorized under the plan is paid under the plan. Please see
   "Management of the Funds -- Administrative Fees" for details.
   The Fund intends to treat any fees paid under the plan as
   "service fees" for purposes of applicable rules of the
   National Association of Securities Dealers, Inc. (the "NASD").
   To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic
   equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3)Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

           Year 1   Year 3            Year 5        Year 10
------------------------------------------------------------------
Class D    $122     $381              $660          $1,455
------------------------------------------------------------------


56  PIMCO Funds: Multi-Manager Series

               PIMCO Tax-Efficient Equity Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective           Fund Focus                       Approximate Capitalization Range
and Strategies        Seeks maximum after-tax growth A portion of the common stocks   More than $5 billion
                      of capital                     represented in the S&P 500 Index
                                                                                      Dividend Frequency
                      Fund Category                  Approximate Number of Holdings   At least annually
                      Enhanced Index                 More than 200

               The Fund attempts to provide a total return which exceeds the return of the S&P 500 Index by normally investing in a broadly diversified portfolio of at least 200 common stocks. The Fund also attempts to achieve higher after-tax returns for its shareholders by using a variety of tax-efficient management strategies.

               The Fund seeks to achieve its investment objective by generally investing at least 80% of its assets in equity securities represented in the S&P 500 Index. The Fund's portfolio is designed to have certain characteristics that are similar to those of the index, including such measures as dividend yield, P/E ratio, relative volatility, economic sector exposure, return on equity and market price-to-book value ratio. The Fund's return is intended to correlate highly with the return of the S&P 500 Index, but the portfolio managers attempt to produce a higher total return than the index by selecting a portion of the stocks represented in the index using the quantitative techniques described below. The portfolio managers also use these techniques to make sell decisions. Notwithstanding these strategies, there is no assurance that the Fund's investment performance will equal or exceed that of the S&P 500 Index.

               The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

               Quantitative Techniques. The portfolio managers use a proprietary quantitative model that identifies companies and industries that they believe have long-term (5 to 10 years) price appreciation potential. They analyze stock-specific factors, such as growth of sustainable earnings, as well as long-term strategic, demographic and technological factors. The Fund overweights securities the portfolio managers believe are attractive and underweights securities believed to be less attractive. Because of the portfolio managers' long-term view, the relative attractiveness of securities may change more slowly than would be the case if the portfolio managers had a shorter-term perspective.

               Tax-Efficient Strategies. The portfolio managers utilize a range of active tax management strategies designed to minimize the Fund's taxable distributions, including low portfolio turnover and favoring investments in low-dividend, growth-oriented companies. The portfolio managers also identify specific shares of stock to be sold that have the lowest tax cost. When prudent, stocks are also sold to realize capital losses in order to offset realized capital gains. In limited circumstances, the Fund may also distribute appreciated securities to shareholders to meet redemption requests so as to avoid realizing capital gains. Despite the use of these tax-efficient strategies, the Fund may realize gains and shareholders will incur tax liability from time to time.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

             . Market Risk           . Growth Securities Risk  . Credit Risk
             . Issuer Risk           . Leveraging Risk         . Management Risk
             . Value Securities Risk . Focused Investment Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 57

Calendar Year Total Returns -- Class D      More Recent Return Information
                                            ---------------------
                                    [CHART] 1/1/02-9/30/02                 [  ]%

     1999    2000    2001                   Highest and Lowest Quarter Returns
------ -------  -------                     (for periods shown in the bar chart)
17.19% (9.65)% (12.74)%                     ------------------------------------
                                            Highest (10/1/99-12/31/99)    14.90%
                                            ------------------------------------
                                            Lowest (7/1/01-9/30/01)      -15.31%

     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                           Fund Inception
                                                   1 Year  (7/10/98)/(4)/
-------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                         [  ]%  [  ]%
-------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/         [  ]%  [  ]%
-------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale
 of Fund Shares/(1)/                                 [  ]%  [  ]%
-------------------------------------------------------------------------
S&P 500 Index/(2)/                                 -11.87%  1.65%
-------------------------------------------------------------------------
Lipper Large-Cap Core Funds Average/(3)/           -13.77%  0.60%
-------------------------------------------------------------------------
(1)  After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
     After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)  The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3)  The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than
     300% of the dollar-weighted median market capitalization of the S&P
     Mid-Cap 400 Index. It does not take into account sales charges.
(4)  The Fund began operations on 7/10/98. Index comparisons begin on
     6/30/98.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your
investment)                                                                                     None

Redemption Fee (as a percentage of exchange price or amount redeemed)                           1.00%*

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition
  (including acquisitions through exchanges). The
  Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged.
  Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell Shares--Redemption Fees."


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/


                                                         Distribution                    Total Annual
                                                Advisory and/or Service    Other         Fund Operating
                                                Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
-------------------------------------------------------------------------------------------------------
Class D                                         0.45%    0.25%             0.40%         1.10%
-------------------------------------------------------------------------------------------------------
(1)  Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)  The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of
     1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25%
     authorized under the plan is paid under the plan. Please see "Management of the
     Funds--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities
     Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees,"
     Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the
     NASD.
(3)  Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the
Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in
Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                Year 1   Year 3            Year 5        Year 10
-------------------------------------------------------------------------------------------------------
Class D                                         $112     $350              $606          $1,340
-------------------------------------------------------------------------------------------------------


58  PIMCO Funds: Multi-Manager Series

               PIMCO Value Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                        Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Undervalued larger capitalization More than $5 billion
                      and income                        stocks with improving business
                                                        fundamentals                      Dividend Frequency
                      Fund Category                                                       At least annually
                      Value Stocks                      Approximate Number of Holdings
                                                        35-50

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

               The portfolio manager selects stocks for the Fund using a "value" style. The portfolio manager invests primarily in stocks of companies having below-average valuations whose business fundamentals are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

             . Market Risk           . Foreign Investment Risk . Credit Risk
             . Issuer Risk           . Currency Risk           . Management Risk
             . Value Securities Risk . Focused Investment Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares. Prior to May 8, 2000, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 59

Calendar Year Total Returns -- Class D                                        More Recent Return Information
                                                                                          ------------------------
                                                                              1/1/02-9/30/02                 [  ]%

                                                                              Highest and Lowest Quarter Returns
                                                                              (for periods shown in the bar chart)
                                                                              ------------------------------------
                                                                              Highest (4/1/99-6/30/99)      17.76%
                                                                              ------------------------------------
                                                                              Lowest (7/1/98-9/30/98)      -13.27%
                                    [CHART]


1992    1993    1994     1995    1996    1997    1998  1999    2000    2001
-----  ------  -------  ------  ------  ------  -----  -----  ------  ------
12.70%  15.95%  (4.45)%  38.37%  19.87%  25.71%  9.86%  3.88%  30.66%  15.23%

     Calendar Year End (through 12/31)


               Average Annual Total Returns (for periods ended 12/31/01)

                                                                         Fund Inception
                                                1 Year  5 Years 10 Years (12/30/91)/(4)/
----------------------------------------------------------------------------------------
Class D --  Before Taxes/(1)/                    [  ]%   [  ]%   [  ]%    [  ]%
----------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/     [  ]%   [  ]%   [  ]%    [  ]%
----------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                        [  ]%   [  ]%   [  ]%    [  ]%
----------------------------------------------------------------------------------------
Russell 1000 Value Index/(2)/                    -5.59% 11.13%  14.13%   14.13%
----------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Average/(3)/        -1.78% 10.51%  13.28%   13.28%
----------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
   Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index.
(3)The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges, without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
(4)The Fund began operations on 12/30/91. Fund comparisons begin on 12/31/91.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your
investment)                                                                None
Redemption Fee (as a percentage of exchange price or amount redeemed)      1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00%
  of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell
  Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                         Distribution                    Total Annual
                                                Advisory and/or Service    Other         Fund Operating
                                                Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
-------------------------------------------------------------------------------------------------------
Class D                                         0.45%    0.25%             0.40%         1.10%
-------------------------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940.
   Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be
   Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" for details.
   The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3)Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the
Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in
Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
                                                Year 1   Year 3            Year 5        Year 10
-------------------------------------------------------------------------------------------------------
Class D                                         $112     $350              $606          $1,340
-------------------------------------------------------------------------------------------------------


60  PIMCO Funds: Multi-Manager Series

               Summary of Principal Risks

               The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on investments in each of the Funds.

Market Risk    The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets.
               The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk    The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Value          Each Fund may invest in companies that may not be expected to
Securities     experience significant earnings growth, but whose securities its
Risk           portfolio manager believes are selling at a price lower than their true value. The Capital Appreciation, Equity Income,
               Growth & Income, Mid-Cap, Renaissance, Small-Cap Value,
               Tax-Efficient Equity and Value Funds may place particular emphasis on value securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth         Each Fund may invest in equity securities of companies that its
Securities     portfolio manager or portfolio management team believes will
Risk           experience relatively rapid earnings growth. The Capital
               Appreciation, Global Innovation, Growth, Growth & Income,
               Innovation, Mid-Cap, Opportunity, RCM Biotechnology, RCM
               Emerging Markets, RCM Europe, RCM Global Healthcare, RCM Global
               Small-Cap, RCM Global Technology, RCM International Growth
               Equity, RCM Large-Cap Growth, RCM Mid-Cap, RCM Tax-Managed
               Growth, Select Growth, Target and Tax-Efficient Equity Funds may place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller        The general risks associated with equity securities and
Company Risk   liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The Global Innovation, Innovation, Opportunity, RCM Biotechnology, RCM Emerging
               Markets, RCM Europe, RCM Global Equity, RCM Global Healthcare,
               RCM Global Small-Cap, RCM Global Technology, RCM International
               Growth Equity, RCM Tax-Managed Growth and Small-Cap Value Funds generally have substantial exposure to this risk. The Growth &
               Income, Mid-Cap, RCM Mid-Cap, Select International and Target
               Funds have significant exposure to this risk because they invest primarily in companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies.

IPO Risk The Funds, particularly the Global Innovation, Innovation, RCM Biotechnology and RCM Global Technology Funds, may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a


                                                                  Prospectus 61

               Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Liquidity      All of the Funds are subject to liquidity risk. Liquidity risk
Risk           exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives    All Funds except the Capital Appreciation, Mid-Cap and RCM
Risk           Mid-Cap Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment
               Techniques -- Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Sector         In addition to other risks, Funds that invest a substantial
Specific       portion of their assets in related industries (or "sectors") may
Risks          have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

               Financial Sector Related Risk. Because the RCM Europe, RCM Global Equity and RCM International Growth Equity Funds may from time to time invest a significant percentage of their assets in financial sector securities, factors that affect the financial sector may have a greater effect on those Funds than they would on a Fund that is more diversified among a number of unrelated industries. Examples of these factors could include extensive government regulation, availability and cost of capital funds, changes in interest rates and price competition.

               Healthcare Related Risk. The RCM Global Healthcare Fund concentrates its investments in the healthcare industry. Therefore, it is subject to risks particular to that industry, including rapid obsolescence of products and services, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, and risks associated with the governmental approval process. Other funds, such as the RCM Large-Cap Growth, RCM Mid-Cap and RCM Tax-Managed Growth Funds may make significant investments in the healthcare industry and may also be subject to these risks.

               Technology Related Risk. Because the Global Innovation and Innovation Funds concentrate their investments in companies which utilize innovative technologies, and the RCM Global Technology concentrates its investments in the technology industry, they are subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories. Other Funds, such as the RCM Global Small-Cap, RCM Large-Cap Growth , RCM Mid-Cap and RCM Tax-Managed Growth Funds, may also be subject to these risks to the extent they invest their assets in technology or technology-related companies.

               Biotechnology Related Risk. Because the RCM Biotechnology Fund concentrates its investments in the biotechnology industry, it is subject to risks particular to that industry, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories. Other Funds may also be subject to these risks to the extent they invest their assets in biotechnology companies.

Foreign        A Fund that invests in foreign securities, and particularly the
(non-U.S.)     Global Innovation, RCM Emerging Markets, RCM Europe, RCM Global
Investment     Equity, RCM Global Healthcare, RCM Global Small-Cap, RCM Global
Risk           Technology, RCM International Growth Equity Funds, may
               experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The RCM
               Biotechnology, RCM Large-Cap Growth, RCM Mid-Cap and RCM
               Tax-Managed Growth Funds may also invest their assets in foreign securities, although such investments are not currently a principal investment technique for these Funds.


62  PIMCO Funds: Multi-Manager Series

               However, if foreign securities present attractive investment opportunities, any one of these Funds may increase their percentage of assets in foreign securities, subject to applicable limits. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund, such as the Global Innovation, RCM Emerging Markets, RCM Europe, RCM Global Equity, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology or RCM International Growth Equity Fund, invests a significant portion of its assets in a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks, including weather emergencies and natural disasters, associated with foreign investments. Adverse developments in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

               EMU Countries Risk. Certain Funds, particularly the RCM Europe Fund, will invest in companies located in both EMU and non-EMU European countries. Investments in EMU countries, all of which use the euro as their currency, involve certain risks. The EMU's objective is to create a single, unified market through which people, goods and money can work freely. Participation in the EMU is based on countries meeting certain financial criteria contained in the treaty creating the EMU. The transition to the EMU may be troubled as twelve separate nations adjust to the reduction in flexibility, independence and sovereignty that the EMU requires. High unemployment and a sense of "deculteralization" within the general public and the participating countries could lead to political unrest and continuing labor disturbances.

Emerging       Foreign investment risk may be particularly high to the extent
Markets Risk   that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. The
               RCM Emerging Markets Fund normally invests most of its assets in emerging market securities and is particularly sensitive to these risks. The Global Innovation, RCM Biotechnology, RCM
               Global Equity, RCM Global Healthcare, RCM Global Small-Cap, RCM
               Global Technology, RCM International Growth Equity, RCM
               Large-Cap Growth and Select International Funds may invest a significant portion of their assets in emerging market securities. In addition, the risks associated with investing in a narrowly defined geographic area (discussed above under "Foreign (non-U.S.) Investment Risk") are generally more pronounced with respect to investments in emerging market countries.

Currency Risk  Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Global Innovation, RCM Biotechnology, RCM Emerging Markets, RCM Europe, RCM Global Equity, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds are particularly sensitive to Currency Risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused        Focusing Fund investments in a small number of issuers,
Investment     industries or foreign currencies or regions increases risk.
Risk           Funds, such as the RCM Biotechnology, RCM Europe, RCM Global
               Healthcare, RCM Global Technology, RCM International Growth
               Equity and Select Growth Funds, that are "non-diversified" because they invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. The Global Innovation, RCM Emerging
               Markets, RCM Europe, RCM Global Equity and RCM Global Small-Cap
               Funds may be subject to increased risk to the extent that they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S., because companies in these areas may share common characteristics and are often subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments. Similarly, the Global Innovation and Innovation
               Funds are vulnerable to events affecting companies which use innovative technologies to gain a strategic, competitive advantage in their industry and companies that provide and service those technologies because these Funds normally
               "concentrate" their investments in those companies. Similarly, the RCM Biotechnology, RCM Global Technology and RCM Global
               Healthcare Funds are vulnerable to events affecting, respectively, biotechnology companies, technology companies and companies in the healthcare industry because these Funds normally "concentrate" their investments in such companies.
               Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in related industries such as "technology" or "financial and business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.


                                                                  Prospectus 63

Leveraging     Leverage, including borrowing, will cause the value of a Fund's
Risk           shares to be more volatile than if the Fund did not use
               leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The Funds, and in particular the Global
               Innovation and Tax-Efficient Equity Funds, may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Interest       To the extent that Funds purchase fixed income securities for
Rate Risk      investment or defensive purposes, they will be subject to
               interest rate risk, a market risk relating to investments in fixed income securities such as bonds and notes. The Growth &
               Income Fund is particularly sensitive to this risk because it may invest in interest rate sensitive securities such as corporate bonds.

               As interest rates rise, the value of fixed income securities in a Fund's portfolio is likely to decrease. Securities with longer "durations" (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. Generally, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Turnover Risk  A change in the securities held by a Fund is known as "portfolio turnover." Certain of the Funds, specifically the RCM Biotechnology, RCM Emerging Markets, RCM Europe, RCM Global Equity, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology, RCM International Growth Equity and RCM Mid-Cap Funds are particularly susceptible to this risk. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Credit Risk    All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

High Yield     Funds that invest in high yield securities and unrated
Risk           securities of similar quality (commonly known as "junk bonds")
               may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities.
               The Growth & Income Fund, RCM Global Equity and RCM Emerging
               Markets Funds are particularly susceptible to this risk. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell them (liquidity risk).

Management     Each Fund is subject to management risk because it is an
Risk           actively managed investment portfolio. PIMCO Funds Advisors, the
               Sub-Advisers and each individual portfolio manager and/or portfolio management team will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.


64  PIMCO Funds: Multi-Manager Series

               Management of the Funds

Investment     PIMCO Funds Advisors LLC ("PIMCO Funds Advisors") serves as the
Adviser and    investment adviser and the administrator (serving in its
Administrator  capacity as administrator, the "Administrator") for the Funds.
               Subject to the supervision of the Board of Trustees, PIMCO Funds
               Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

               PIMCO Funds Advisors is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, PIMCO Funds Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. PIMCO Funds Advisors is a wholly owned indirect subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"). ADAM of America was organized as a limited
               partnership under Delaware law in 1987. As of [        ], 2002,
               PIMCO Funds Advisors and its advisory affiliates had approximately $[ ] billion in assets under management.

               PIMCO Funds Advisors has retained investment management firms ("Sub-Advisers") to manage the Funds' investments. See "Sub-Advisers" below.

               PIMCO Funds Advisors has retained its affiliate, Pacific Investment Management Company LLC ("Pacific Investment Management Company"), to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Funds Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory Fees  Each Fund pays PIMCO Funds Advisors fees in return for providing or arranging for the provision of investment advisory services. In the case of Funds for which PIMCO Funds Advisors has retained a separate Sub-Adviser, PIMCO Funds Advisors (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

               The Funds pay monthly advisory fees to PIMCO Funds Advisors at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

   Fund                                                         Advisory Fees
   --------------------------------------------------------------------------
   Basic Value, Capital Appreciation, Equity Income, Mid-Cap,
    RCM Large-Cap Growth, Tax-Efficient Equity and Value Funds      0.45%
   RCM Mid-Cap Fund                                                 0.47%
   Growth and RCM International Growth Equity Funds                 0.50%
   Target Fund                                                      0.55%
   Renaissance, Growth & Income, RCM Tax-Managed Growth,
    Select Growth and Small-Cap Value Funds                         0.60%*
   Innovation and Opportunity Funds                                 0.65%
   RCM Europe and RCM Global Healthcare Funds                       0.80%
   RCM Global Equity Fund                                           0.85%
   RCM Biotechnology Fund                                           0.90%
   RCM Global Technology Fund                                       0.95%
   Global Innovation, RCM Emerging Markets and RCM Global
    Small-Cap Funds                                                 1.00%

              * On August 1, 2000, the advisory fee rate for the Growth &
                Income Fund decreased from 0.63% to 0.60% per annum.

               Each Fund pays for the administrative services it requires under Administrative a fee structure which is essentially fixed. Class D shareholders
Fees of each Fund pay an administrative fee to PIMCO Funds Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to Class D shares. PIMCO Funds Advisors, in turn, provides or procures administrative services for Class D shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class D shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

               PIMCO Funds Advisors or an affiliate may pay financial service firms a portion of the Class D administrative fees in return for the firms' services (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to Class D shares purchased through such firms).


                                                                  Prospectus 65

               Class D shareholders of the Funds pay PIMCO Funds Advisors monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class D shares):

Fund                                                                             Administrative Fees*
-----------------------------------------------------------------------------------------------------
Capital Appreciation, Growth, Innovation, Mid-Cap, Opportunity, Renaissance,
 Select Growth, Small-Cap Value, Target, Tax-Efficient Equity and Value Funds           0.65%
RCM Biotechnology Fund                                                                  0.70%
Basic Value, Equity Income, Growth & Income, RCM Large-Cap Growth, RCM Mid-Cap
 and RCM Tax-Managed Growth Funds                                                       0.75%
RCM Global Healthcare and RCM Global Technology Funds                                   0.80%
Global Innovation, RCM Global Equity and RCM Global Small-Cap Funds                     0.85%
RCM Emerging Markets, RCM Europe, RCM International Growth Equity Funds                 0.95%

              * As described below under "12b-1 Plan for Class D Shares," the administration agreement includes a plan adopted in conformity with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") which provides for the payment of up to 0.25% of the Administrative Fee rate set forth above as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. In the Fund Summaries above, the "Annual Fund Operating Expenses" table provided under "Fees and Expenses of the Fund" for each Fund shows the Administrative Fee rate under two separate columns entitled "Distribution and/or Service (12b-1) Fees" (0.25%) and "Other Expenses" (the remainder of the Administrative Fee). If none of the 0.25% authorized under the 12b-1 Plan for Class D Shares is paid, then the fees paid under the column in the table reading "Distribution and/or Service (12b-1) Fees" would be 0.00% and the fees paid under the column reading "Other Expenses" would increase by 0.25% accordingly so that the total Administrative Fee remains the same.

12b-1 Plan     The Funds' administration agreement includes a plan for Class D
for Class D    shares that has been adopted in conformity with the requirements
Shares         set forth in Rule 12b-1 under the 1940 Act. The plan provides that up to 0.25% per annum of the Class D administrative fees paid under the administration agreement may represent reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Because 12b-1 fees would be paid out of a Fund's Class D share assets on an ongoing basis, over time these fees would increase the cost of your investment in Class D shares and may cost you more than other types of sales charges.
               The "Annual Fund Operating Expenses" tables on the prior pages show the Administrative Fee rate under two separate columns entitled "Distribution and/or Service (12b-1) Fees" and "Other
               Expenses." If none of the 0.25% authorized under the 12b-1 Plan for the Class D shares is paid, then the fees paid under the column in the table reading "Distribution and/or Service (12b-1)
               Fees" would be 0.00% and the fees paid under the column reading
               "Other Expenses" would increase by 0.25% accordingly so that the total Administrative Fee would remain the same.

Sub-Advisers   Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets, subject to the general supervision of PIMCO Funds
               Advisors and the Board of Trustees. The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.

Sub-Adviser*                             Funds
-------------------------------------------------------------------------------------------------------------
PIMCO Equity Advisors LLC ("PIMCO        Global Innovation, Growth, Growth & Income, Innovation, Opportunity,
Equity Advisors")                        Renaissance, Select Growth, Target and Value
1345 Avenue of the Americas, 50th Floor
New York, NY 10105
-------------------------------------------------------------------------------------------------------------
Cadence Capital Management ("Cadence")   Capital Appreciation and Mid-Cap
265 Franklin Street, 11th Floor
Boston, MA 02110
-------------------------------------------------------------------------------------------------------------
Dresdner RCM Global Investors LLC        RCM Biotechnology, RCM Emerging Markets, RCM Europe, RCM
("Dresdner RCM")                         Global Equity, RCM Global Healthcare, RCM Global Small-Cap, RCM
4 Embarcadero Center                     Global Technology, RCM International Growth Equity, RCM Large-Cap
San Francisco, CA 94111                  Growth, RCM Mid-Cap and RCM Tax-Managed Growth (the "RCM
                                         Funds")
-------------------------------------------------------------------------------------------------------------
NFJ Investment Group ("NFJ")             Basic Value, Equity Income and Small-Cap Value
2121 San Jacinto, Suite 1840
Dallas, TX 75201
-------------------------------------------------------------------------------------------------------------
Parametric Portfolio Associates          Tax-Efficient Equity
("Parametric")
1151 Fairview Avenue N.
Seattle, WA 98109

* PIMCO Equity Advisors is a wholly-owned indirect subsidiary of ADAM of America. Cadence and NFJ are affiliated sub-partnerships of ADAM of America. Dresdner RCM is an indirect wholly-owned subsidiary of
  Allianz AG and an affiliate of ADAM of America. Parametric is not affiliated with ADAM of America or PIMCO
  Funds Advisors.

               The following provides additional information about each Sub-Adviser and the individual portfolio managers and portfolio management teams who or which have or share primary responsibility for managing the Funds' investments.


66  PIMCO Funds: Multi-Manager Series

PIMCO Equity   A subsidiary of ADAM of America, PIMCO Equity Advisors provides
Advisors       equity-related advisory services to mutual funds and
               institutional accounts. Accounts managed by PIMCO Equity
               Advisors had combined assets as of [          ], 2002, of
               approximately $[  ] billion. See "Investment Adviser and
               Administrator" above for additional information about ADAM of America.

               The following individuals at PIMCO Equity Advisors have primary responsibility for the noted Funds. Different sub-advisory firms served as Sub-Adviser for the Growth, Innovation and Target Funds prior to March 6, 1999, for the Renaissance Fund prior to May 7, 1999, for the Select Growth and Growth & Income Funds prior to July 1, 1999 and for the Value Fund prior to May 8, 2000.

Fund              Portfolio Managers  Since             Recent Professional Experience
-----------------------------------------------------------------------------------------------------
Global Innovation Dennis P. McKechnie 1999 (Inception)+ Portfolio Manager of PIMCO Equity Advisors.
                                                        Prior to joining ADAM of America, he was
                                                        with Columbus Circle Investors from 1991 to
                                                        1999, where he managed equity accounts and
                                                        served in various capacities including as
                                                        Portfolio Manager for the Innovation Fund.
                                                        Mr. McKechnie received an M.B.A. from
                                                        Columbia Business School and a degree in
                                                        electrical engineering from Purdue
                                                        University.

                  Jiyoung Kim         2000              Senior Research Analyst for PIMCO Innovation
                                                        Fund, where she covers biotechnology,
                                                        telecommunications equipment, semiconductors
                                                        and networking. Prior to joining PIMCO
                                                        Equity Advisors in 1999, she was a Senior
                                                        Research Analyst at Fred Alger Management
                                                        from 1994 to 1999. Prior to that, she was a
                                                        Senior Research Technician at Repligen, a
                                                        biopharmaceutical company.

Growth            Kenneth W. Corba    1999              Managing Director and Chief Investment
                                                        Officer of PIMCO Equity Advisors and a
                                                        Member of the Management Board of ADAM of
                                                        America. Prior to joining ADAM of America,
                                                        he was with Eagle Asset Management from 1995
                                                        to 1998, serving in various capacities
                                                        including as Chief Investment Officer and
                                                        Portfolio Manager. He was with Stein Roe and
                                                        Farnham Inc. from 1984 to 1995, serving in
                                                        various capacities including as Director of
                                                        the Capital Management Group, Senior Vice
                                                        President and Portfolio Manager.

Growth & Income   Mr. Corba           1999              See above.

                  Peter C. Thoms      2000              Co-Portfolio Manager and research analyst
                                                        for PIMCO Equity Advisors. Investment
                                                        Analyst at Federated Investors from July
                                                        1998 to May 1999. Previously, he received
                                                        his M.B.A. at the University of Virginia's
                                                        Darden School of Business.

Innovation        Mr. McKechnie       1998              See above.

Opportunity       Michael F. Gaffney  1999              Managing Director of PIMCO Equity Advisors,
                                                        where he manages the Opportunity Fund and
                                                        other small-cap products. Prior to joining
                                                        ADAM of America, he was with Alliance
                                                        Capital Management L.P. from 1987 to 1999,
                                                        serving in various capacities including as
                                                        Senior Vice President and Portfolio Manager.

Renaissance       John K. Schneider   1999              Managing Director of PIMCO Equity Advisors.
                                                        Prior to joining ADAM of America, he was a
                                                        partner and Portfolio Manager of Schneider
                                                        Capital Management from 1996 to 1999, where
                                                        he managed equity accounts for various
                                                        institutional clients. Prior to that he was
                                                        a member of the Equity Policy Committee and
                                                        Director of Research at Newbold's Asset
                                                        Management from 1991 to 1996.

Select Growth     Mr. Corba           1999              See above.

Target            Jeff Parker         1999              Portfolio Manager and Research Analyst for
                                                        PIMCO Equity Advisors. Prior to joining
                                                        PIMCO Equity Advisors, he managed equity
                                                        accounts as an Assistant Portfolio Manager
                                                        at Eagle Asset Management from 1996 to 1998.
                                                        He was a Senior Consultant with Andersen
                                                        Consulting, specializing in healthcare and
                                                        technology, from 1991 to 1994.

Value             Mr. Schneider       2000              See above.

               --------
              + Prior to PIMCO Funds Advisors and PIMCO Equity Advisors
                assuming their positions as Adviser and Sub-Adviser, respectively, of the Global Innovation Fund, Mr. McKechnie managed the Fund's portfolio in his capacity as an officer of the Trust.

               During December, 2001, the sub-advisory functions performed by PIMCO Equity Advisors, a division of ADAM of America, and its personnel were transferred to PIMCO Equity Advisors LLC, a newly formed, indirect wholly owned subsidiary of ADAM of America. PIMCO Equity Advisors LLC serves as the Sub-Adviser to the Funds previously sub-advised by PIMCO Equity Advisors. The Funds' portfolio managers did not change as a result of these changes, which were subject to the approval of the Trust's Board of Trustees.

Cadence An affiliate of PIMCO Funds Advisors, Cadence provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts
               managed by Cadence had combined assets as of [          ], 2002,
               of approximately $[  ] billion.


                                                                  Prospectus 67

               The following individuals at Cadence share primary responsibility for each of the noted Funds.

Fund         Portfolio Managers     Since        Recent Professional Experience
--------------------------------------------------------------------------------------------------------
Capital      David B. Breed         1991         Managing Director, Chief Executive Officer, Chief
Appreciation                        (Inception)  Investment Officer and founding partner of Cadence.
                                                 Member of the Management Board of ADAM of America. He
                                                 is a research generalist and has led the team of
                                                 portfolio managers and analysts since 1988. Mr. Breed
                                                 has managed separate equity accounts for many
                                                 institutional clients and has led the team that
                                                 manages the PIMCO Funds sub-advised by Cadence since
                                                 those Funds' inception dates.

             William B. Bannick     1992         Managing Director and Executive Vice President at
                                                 Cadence. Mr. Bannick is a research generalist and
                                                 Senior Portfolio Manager for the Cadence team. He has
                                                 managed separately managed equity accounts for various
                                                 Cadence institutional clients and has been a member of
                                                 the team that manages the PIMCO Funds sub-advised by
                                                 Cadence since joining Cadence in 1992.

             Katherine A. Burdon    1993         Managing Director and Senior Portfolio Manager at
                                                 Cadence. Ms. Burdon is a research generalist and has
                                                 managed separately managed equity accounts for various
                                                 Cadence institutional clients and has been a member of
                                                 the team that manages the PIMCO Funds sub-advised by
                                                 Cadence since joining Cadence in 1993.

             Wayne A. Wicker        2000         Managing Director and Senior Portfolio Manager at
                                                 Cadence. He is a research generalist with 21 years of
                                                 investment experience and has managed separately
                                                 managed equity accounts for various Cadence
                                                 institutional clients and has been a member of the
                                                 team that manages the PIMCO Funds sub-advised by
                                                 Cadence since joining Cadence in 1998.

Mid-Cap      Messrs. Breed, Bannick Same as      See above.
             and Wicker and         Capital
             Ms. Burdon             Appreciation
                                    Fund

Dresdner RCM   Dresdner RCM is located at Four Embarcadero Center, San
               Francisco, CA 94111. Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global
               Investors US Holdings LLC, Dresdner RCM, an affiliate of PIMCO
               Funds Advisors, provides advisory services to mutual funds and institutional accounts. Dresdner RCM was originally formed as
               Rosenburg Capital Management in 1970, and it and its successors have been consistently in business since then. As of
               [          ], 2002, Dresdner RCM had approximately $[  ] billion
               in assets under management.

               Each of the Funds (with the exception of the RCM Global Technology Fund) is managed on a team basis, and no individual is separately responsible for the day-to-day management of the Funds.

               The Large-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Large-Cap Growth Fund. The Large-Cap Equity Portfolio Management Team is comprised of a team of investment professionals including, but not limited to, Seth Reicher and Mary Bersot.

               The Private Client Group Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Tax-Managed Growth Fund. The Private Client Group is comprised of a team of investment professionals including, but not limited to, Joanne Howard and Brad Branson.

               The Mid-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Mid-Cap Fund. The Mid-Cap Equity Portfolio Management Team is comprised of a team of investment professionals including, but not limited to, Gary Sokol and Brian Dombkowski.

               The Small-Cap Equity Portfolio Management Team and the Global Equity Portfolio Management Team are primarily responsible for the day-to-day management of the RCM Global Small Cap Fund. The Teams are comprised of a team of investment professional including, but not limited to, Tom Ross, Jonathan Bolton and Scott Brown.

               The Healthcare Global Sector Research Team is primarily responsible for the day-to-day management of the RCM Global Healthcare Fund and the RCM Biotechnology Fund. The Healthcare Global Sector Research Team is comprised of a team of investment professionals including, but not limited to, Michael Dauchot, M.D. and Eric Shen, M.D.

               RCM Global Equity, RCM International Growth Equity, RCM Emerging Markets and RCM Europe Fund The International Equity Portfolio Management Team, is primarily responsible for the day-to-day management of the RCM International Growth Equity Fund, RCM Global Equity Fund, RCM Europe Fund and RCM Emerging Market Fund. The International Equity Portfolio Management Team is comprised of a team of investment professionals including, but not limited to, Mark Phelps, Barbel Lenz and Jonathan Bolton.


68  PIMCO Funds: Multi-Manager Series

               The RCM Global Technology Fund is managed by Huachen Chen, CFA, a Managing Director who has been associated with Dresdner RCM Global Investors LLC since 1985, and by Walter C. Price, CFA, a Managing Director who has been associated with Dresdner RCM Global Investors LLC since 1974. Mr. Chen holds an MBA in accounting and finance from the University of California, Berkeley, an MS in Materials Science and Engineering from Northwestern University and a BS in Materials Science and Engineering from Cornell University. Mr. Price received his BS with Honors in Management and Electrical Engineering and a Masters of Science in Management from Massachusetts Institute of Technology.

NFJ An affiliate of PIMCO Funds Advisors, NFJ provides advisory services to mutual funds and institutional accounts. NFJ Investment Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had
               combined assets as of [      ], 2002, of approximately $[  ]
               billion.

               The following individuals at NFJ share primary responsibility for the noted Fund.

Fund               Portfolio Managers    Since            Recent Professional Experience
----------------------------------------------------------------------------------------------------------------------------
Basic Value     Chris Najork             2000 (Inception) Managing Director and founding partner of NFJ. He has over 30 years' experience encompassing equity research and portfolio management. Prior to the formation of NFJ in 1989, he was a
                                                          Senior Vice President, Senior Portfolio Manager and analyst at
                                                          NationsBank, which he joined in 1974.

                Benno J. Fischer         2000 (Inception) Managing Director and founding partner of NFJ. He has over 30 years' experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief
                                                          Investment Officer (institutional and fixed income), Senior Vice
                                                          President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

                Paul A. Magnuson         2000 (Inception) Principal at NFJ. He is a Portfolio Manager and Senior Research
                                                          Analyst with 14 years' experience in equity analysis and
                                                          portfolio management. Prior to joining NFJ in 1992, he was an
                                                          Assistant Vice President at NationsBank, which he joined in 1985.
                                                          Within the Trust Investment Quantitative Services Division of
                                                          NationsBank, he was responsible for equity analytics and
                                                          structured fund management.

                Jeffrey S. Partenheimer, 2002             Principal at NFJ. He is a Portfolio Manager with over 16 years'
                CFA and CPA                               experience in financial analysis, portfolio management and large corporate finance. Prior to joining NFJ in 1999, he spent 10 years in commercial banking (8 of those years managing investment portfolios) and 4 years as a treasury director for DSC
                                                          Communications in Plano, Texas. He began his career as a
                                                          financial analyst with First City Bank of Dallas in 1985.

Equity Income   Mr. Najork               2000 (Inception) See Above
                Mr. Fischer              2000 (Inception) See Above
                Mr. Partenheimer         2002             See Above
Small-Cap Value Mr. Najork               1991 (Inception) See Above

                Mr. Fischer              1991 (Inception) See Above

                Mr. Magnuson             1995             See Above
                E. Clifton Hoover        1998             Principal at NFJ. He is a Portfolio Manager with 15 years'
                                                          experience in financial analysis and portfolio management. Prior to joining NFJ in 1997, he was associated with Credit Lyonnais from 1991 to 1997, where he served as a vice-president and was responsible for the financial analysis and portfolio management of a diversified portfolio. He began his career as a financial analyst with NationsBank in 1985.

Parametric     Parametric provides advisory services to mutual funds and
               institutional accounts. Parametric Portfolio Associates, Inc., the predecessor investment adviser to Parametric, commenced operations in 1987. Parametric, a former subsidiary of ADAM of
               America, is no longer affiliated with PIMCO Funds Advisors.
               Accounts managed by Parametric had combined assets as of
               [      ], 2002, of approximately $[  ] million.

               The following individuals at Parametric share primary responsibility for the Tax-Efficient Equity Fund.

Fund                 Portfolio Managers Since            Recent Professional Experience
---------------------------------------------------------------------------------------------------------------------
Tax-Efficient Equity    David Stein     1998 (Inception) Managing Director of Parametric. He also serves as a Senior
                                                         Portfolio Manager of PIMCO Equity Advisors. He has been
                                                         with Parametric since 1996 where he leads the investment,
                                                         research and product development activities. Previously, he served in Investment Research at GTE Corporation from 1995 to 1996, in Equity Research at Vanguard Group from 1994 to
                                                         1995 and in Investment Research at IBM Corporation from
                                                         1977 to 1994.

                        Tom Seto        1998 (Inception) Vice President and Portfolio Manager of Parametric. Since
                                                         joining Parametric in 1998, he has been responsible for
                                                         management of Parametric's active U.S. equity strategies
                                                         and has managed structured equity portfolios. Previously,
                                                         he was with Barclays Global Investors from 1991 to 1998,
                                                         serving in various capacities including as head of U.S.
                                                         Equity Index Investments and Portfolio Manager.

Adviser/Sub-   Shareholders of each Fund (except the Equity Income, Innovation
Adviser        and Mid-Cap Funds) have approved a proposal permitting PIMCO
Relationship   Funds Advisors to enter into new or amended sub-advisory
               agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the


                                                                  Prospectus 69
               conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits PIMCO Funds Advisors from entering into sub-advisory agreements with affiliates of PIMCO Funds Advisors without shareholder approval, unless those affiliates are substantially wholly-owned by ADAM of America. Subject to the ultimate responsibility of the Board of Trustees, PIMCO Funds Advisors has responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

Distributor    The Trust's Distributor is PIMCO Funds Distributors LLC, an
               indirect wholly owned subsidiary of ADAM of America. The
               Distributor, located at 2187 Atlantic Street, Stamford, CT
               06902, is a broker-dealer registered with the Securities and Exchange Commission.

               How Fund Shares Are Priced

               The net asset value ("NAV") of a Fund's Class D shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

               For purposes of calculating NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

               Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the Global Innovation, RCM Emerging Markets, RCM Europe, RCM Global Equity, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

               Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

               In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

               How to Buy and Sell Shares

               The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Funds.

General Information
               . Financial Service Firms. Broker-dealers, registered investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by your account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other


70  PIMCO Funds: Multi-Manager Series
               functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Funds.

               Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly by the Funds, PIMCO Funds Advisors or an affiliate (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to its Class D shares and purchased through such firm for its clients). Your firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your firm for information.

               This Prospectus should be read in connection with your firm's materials regarding its fees and services.

               . Calculation of Share Price and Redemption Payments. When you buy or sell (redeem) Class D shares of the Funds, you pay or receive a price equal to the NAV of the shares. NAVs are determined at the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day's NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

               The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day's NAV).

Buying Shares  Class D shares of each Fund are continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See "Financial Service Firms" above.

               You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge you for such services. If you wish to purchase shares of the Funds directly from the Trust or the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-888-87-PIMCO for information about other investment options.

               Class D shares of the Funds will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust's transfer agent, PFPC, Inc., will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-888-87-PIMCO for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

               The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

Investment     The following investment minimums apply for purchases of Class D
Minimums       shares.

                   Initial Investment Subsequent Investments
                   -----------------------------------------
                    $2,500 per Fund       $100 per Fund

               Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.


                                                                  Prospectus 71

Minimum        Due to the relatively high cost to the Funds of maintaining
Account Size   small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administration has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging     Except as provided below or in the applicable Fund's or series'
Shares         prospectus(es), you may exchange your Class D shares of any Fund for Class D shares of any other Fund or series of PIMCO Funds:
               Pacific Investment Management Series that offers Class D shares.
               Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

               The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Funds Advisors, the purchase or other activity would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of "market-timing" strategies may be deemed by PIMCO Funds Advisors to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by Securities and Exchange Commission regulations, the Trust will give 60 days' advance notice to your financial service firm of any termination or material modification of the exchange privilege with respect to Class D shares.

Selling        You can sell (redeem) Class D shares through your financial
Shares         service firm on any day the New York Stock Exchange is open. You do not pay any fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-888-87-PIMCO for information regarding how to sell your shares directly to the Trust.

               Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust's transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

               Redemptions of Fund shares may be suspended when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemptions    The Trust has agreed to redeem shares of each Fund solely in
In Kind        cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemption     Investors in Class D shares of the Funds will be subject to a
Fees           "Redemption Fee" on redemptions and exchanges of up to 2.00% of the net asset value of the shares redeemed or exchanged.
               Redemption Fees will only be charged on shares redeemed or exchanged within 30 days of their acquisition (i.e., beginning on the 31st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges. A new 30 day time period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). In determining whether a redemption fee is payable, the first-in first-out, or "FIFO," method will be used to determine which shares are being redeemed. The
               Redemption Fees may be waived for certain categories of investors, as described below.


72  PIMCO Funds: Multi-Manager Series

               Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO Funds Advisors, the Fund's Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

               The purpose of the Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by "market timers" and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents PIMCO Funds Advisors' estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's redemption or exchange. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks) and the effect of "bid/asked" spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

               Waiver of Redemption Fees. Redemptions and exchanges by shareholders that are investing through qualified retirement plans such as 401(k) plans will not be subject to the Redemption Fee. In addition, redemptions and exchanges by shareholders that are investing through financial service firms that have not agreed to assess the Redemption Fees against such shareholders will not be subject to Redemption Fees. The Trust may eliminate or modify these waivers at any time.

               Fund Distributions

               Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to its Class D shares are calculated in the same manner and at the same time. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

               Fund                                  At Least Annually Quarterly
               -----------------------------------------------------------------
               Basic Value, Equity Income and
                Growth & Income Funds                                      .
               -----------------------------------------------------------------
               All other Funds                               .
               -----------------------------------------------------------------

               In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

               You can choose from the following distribution options:

               . Reinvest all distributions in additional Class D shares of your Fund at NAV. This will be done unless you elect another option.

               . Invest all distributions in Class D shares of any other Fund or another series of the Trust or PIMCO Funds: Pacific Investment Management Series which offers Class D shares at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. This option must be elected when your account is set up.

               . Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). This option must be elected when your account is set up.

               Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

               You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

               For further information on distribution options, please contact your financial service firm or call the Distributor at 1-888-87-PIMCO.


                                                                  Prospectus 73

               Tax Consequences

               . Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

               Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount will generally be taxable to you as ordinary income.

               Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

               . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will generally be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

               . A Note on the RCM Tax-Managed Growth and Tax-Efficient Equity Funds. The RCM Tax-Managed Growth and Tax-Efficient Equity Funds utilize a number of tax-efficient management techniques designed to minimize taxable distributions. For instance, the Funds generally seek to minimize realized gains and, when realizing gains, attempt to realize gains that will be taxed as capital gains (i.e., as gains on investments owned for more than 12 months) when distributed to shareholders. Although the Funds attempt to minimize taxable distributions, they may be expected to earn and distribute taxable income and realize and distribute capital gains from time to time.

               . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders of the Global Innovation, RCM Emerging Markets, RCM Europe, RCM Global Equity, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds may be entitled to claim a credit or deduction with respect to foreign taxes.

               . A Note on Backup Withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be 30% for amounts paid in 2002 if a Fund is required to apply backup withholding to taxable distributions payable to a shareholder. Please see the Statement of Additional Information for further details about the new backup withholding tax rates.

               This section relates only to federal income tax consequences of investing in the Funds; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

               Characteristics and Risks of Securities
               and Investment Techniques

               This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of PIMCO Funds Advisors, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.


74  PIMCO Funds: Multi-Manager Series

Fixed Income   Fixed income securities are obligations of the issuer to make
Securities     payments of principal and/or interest on future dates, and
and            include corporate and government bonds, notes, certificates of
Defensive      deposit, commercial paper, convertible securities and
Strategies     mortgage-backed and other asset-backed securities.

               The Capital Appreciation, Mid-Cap and Tax-Efficient Equity Funds intend to be as fully invested in common stocks as practicable at all times, although, for cash management purposes, each of these Funds may maintain a portion of its assets (normally not more than 10%) in U.S. Government securities, high quality fixed income securities, money market obligations and cash to pay certain Fund expenses and to meet redemption requests. None of these Funds will make defensive investments in response to unfavorable market and other conditions and therefore may be particularly vulnerable to general declines in stock prices and/or other categories of securities in which they invest.

               Under normal circumstances, the Basic Value, Equity Income and Small-Cap Value Funds intend to be fully invested in common stocks (aside from cash management practices), except that each of these Funds may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. The Global Innovation, Growth, Innovation, Opportunity, Renaissance, Select Growth, Target and Value Funds will each invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. Each of these Funds may also invest a portion of its assets in fixed income securities. These Funds may temporarily hold up to 100% of their assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The Growth & Income Fund will invest primarily in common stocks, but may also invest significant portions of its assets in preferred stocks, fixed income securities, convertible securities and real estate investment trusts, or "REITs." The Growth & Income Fund may temporarily hold up to 100% of its assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The temporary defensive strategies described in this paragraph would be inconsistent with the investment objective and principal investment strategies of each of the noted Funds and may adversely affect the Fund's ability to achieve its investment objective.

               Under normal market conditions, the RCM Funds will invest primarily in equity securities. In addition, the RCM Biotechnology, RCM Europe, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology, RCM International Growth Equity, RCM Large-Cap Growth and RCM Tax-Managed Funds may invest up to 20% of their total assets (10% for the RCM Global Equity Fund) in short-term debt obligations (with maturities of one year or less) issued or guaranteed by the U.S. government or foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational government entities, and debt obligations of corporate issuers. The RCM Mid-Cap Fund may invest up to 20% of its total assets in U.S. Government debt obligations. The RCM Emerging Markets Fund may invest up to 20% of its total assets in debt securities issued or guaranteed by an emerging market company or government (including such government's agencies, instrumentalities, authorities and political subdivisions), or denominated in the currencies of emerging market countries that the Sub-Adviser believes present attractive investment opportunities for capital growth. There is no limit on the average maturity of the debt securities in the RCM Emerging Markets Fund's portfolio. Such debt obligations may be unrated or rated, at the time of purchase, below investment grade by Standard & Poor's, Moody's or another recognized international rating organization. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates. When the Sub-Adviser believes that any of the RCM Funds should adopt a temporary defensive posture, any RCM Fund may hold all or a substantial portion of its assets in investment grade debt securities which may be debt obligations issued or guaranteed by the U.S. government or foreign governments, (including their agencies, instrumentalities, authorities and political subdivisions), by international or supranational government entities, and by corporate issuers.

Companies      Each of the Funds may invest in securities of companies with
With Smaller   market capitalizations that are small compared to other publicly
Market         traded companies. The Opportunity, RCM Global Small-Cap and
CapitalizationsSmall-Cap Value Funds invest primarily in smaller companies and are especially sensitive to the risks described below. In addition, the Global Innovation, Innovation, RCM Biotechnology,
               RCM Emerging Markets, RCM Europe, RCM Global Equity, RCM Global
               Healthcare, RCM Global Technology, RCM International Growth
               Equity and RCM Tax-Managed Growth Funds generally have substantial exposure to these risks. The Growth & Income, Mid-Cap, RCM Mid-Cap and Target Funds also have significant exposure to the risks described below because they invest primarily in companies with medium-sized market capitalizations, which are smaller and generally less well-known or seasoned than larger companies.

               Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may


                                                                  Prospectus 75
               fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

               Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Initial        The Funds, particularly the Global Innovation, Innovation, RCM
Public         Biotechnology and RCM Global Technology Funds, may purchase
Offerings      securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Foreign        The Global Innovation Fund will invest in the securities of
(non-U.S.)     issuers located in at least three countries (one of which may be
Securities     the United States). The Growth, Growth & Income, Opportunity and
               Target Funds may invest up to 15% of their respective assets in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). The Renaissance, Select Growth and Value Funds may invest up to 25% of their assets in foreign securities. The
               Innovation Fund may invest up to 40% of its assets in foreign securities. Each of these Funds may invest without limit in ADRs
               (defined below). The Tax-Efficient Equity Fund may invest in common stocks of foreign issuers if included in the S&P 500
               Index.

               The RCM Large-Cap Growth Fund may invest 20%, the RCM Tax-Managed Growth and RCM Biotechnology Funds may invest 25% and the RCM Mid-Cap Fund may invest 10% of its assets in foreign securities (but no more than 10% in any one foreign country). While such investments are not currently a principal investment technique for these Funds, if foreign securities present attractive investment opportunities, any one of these Funds may increase the percentage of its assets in foreign securities subject to the limits described above. The RCM Emerging Markets Fund will invest at least 80% of its assets in equity securities of emerging market companies, the RCM Europe Fund will invest at least 75% of its assets in equity securities of companies located in Europe, and the RCM International Growth Equity Fund will invest at least 65% of its assets in equity securities of foreign companies. The RCM Global Equity, RCM Global Healthcare, RCM Global Small-Cap and RCM Global Technology Funds will invest their respective assets in the equity securities of three different countries (one of which may be the United States). For these Funds only, foreign securities includes the following types of foreign equity and equity-linked securities (together, "foreign securities"): securities of companies that are organized or headquartered outside the U.S., or that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; depositary receipts; and securities of other investment companies investing primarily in such equity and equity-related foreign securities. Dresdner RCM expects that these Funds' foreign investments will primarily be traded on recognized foreign securities exchanges. However, each Fund may also invest in securities that are traded only over-the-counter, either in the U.S. or in foreign markets, when Dresdner RCM believes that such securities are not publicly traded either in the U.S. or foreign markets.

               All of the Funds may invest in American Depository Receipts
               (ADRs). In addition, the Global Innovation, Growth, Growth & Income, Innovation, Opportunity, Renaissance, RCM Funds, Select Growth, Target and Value Funds may invest in European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.


76  PIMCO Funds: Multi-Manager Series

               Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries' financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging       Each of the Funds that may invest in foreign securities may
Market         invest in securities of issuers based in countries with
Securities     developing (or "emerging market") economies. The RCM Emerging
               Markets Fund normally invests at least 80% of its assets in emerging market securities. The Global Innovation, RCM
               Biotechnology RCM Global Equity, RCM Global Healthcare, RCM
               Global Small-Cap, RCM Global Technology, RCM International
               Growth Equity, RCM Large-Cap Growth and RCM Europe Funds may invest significant portions of their assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity;
               significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

               Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

               Special Risks of Investing in Russian and Other Eastern European Securities. Each of the Global Innovation, RCM Emerging Markets, RCM Europe, RCM Global Equity, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds may invest a significant portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign        A Fund that invests directly in foreign currencies or in
Currencies     securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The Global
               Innovation, RCM Emerging Markets, RCM Europe, RCM Global Equity,
               RCM Global Healthcare, RCM Global Small-Cap, RCM Global
               Technology and RCM International Growth Equity Funds are particularly sensitive to this risk.

               Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the


                                                                  Prospectus 77

               European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

               Foreign Currency Transactions. The Global Innovation, Growth, Growth & Income, Innovation, Opportunity, Renaissance, Select Growth, Target and Value Funds, as well as certain of the RCM Funds, may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. In addition, the Global Innovation Fund, as well as the RCM Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

               The Global Innovation Fund, as well as the RCM Funds, may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. The Global Innovation Fund may use one currency (or basket of currencies) to hedge against adverse changes in the value of another currency (or basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO Funds Advisors or its Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Corporate      Each Fund that may invest in fixed income securities may invest
Debt           in corporate debt securities. The Growth & Income Fund may
Securities     invest up to 10% of its assets in these securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.
               When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

Convertible    Each Fund may invest in convertible securities. The Growth &
Securities     Income Fund may place particular emphasis on convertible
               securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives    Each Fund (except the Capital Appreciation, Mid-Cap and RCM
               Mid-Cap Funds) may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

               Examples of derivative instruments that the Funds may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. The Global Innovation, Growth, Growth & Income, Innovation, Opportunity, Renaissance, Select Growth, Target, Tax-Efficient Equity and Value Funds, as well as the RCM Funds (except the RCM Mid-Cap Fund), may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each of these Funds may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. The Global Innovation and Tax-Efficient


78  PIMCO Funds: Multi-Manager Series

               Equity Funds, as well as the RCM Funds (except the RCM Mid-Cap
               Fund), may enter into swap agreements with respect to securities indexes. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

               A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

               Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

               Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

               Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

               Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO Funds Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

               Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

               Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

               Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

               The Funds may invest in equity-linked securities. Equity-linked
Equity-Linked  securities are privately issued securities whose investment
Securities     results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. See "Foreign Securities" above. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements and zero-strike warrants and options. See
               "Derivatives" above. Equity-linked securities may be considered illiquid and thus subject to each Fund's restrictions on investments in illiquid securities.


                                                                  Prospectus 79

Credit         The Funds may invest in securities based on their credit ratings
Ratings and    assigned by rating agencies such as Moody's Investors Service,
Unrated        Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").
Securities     Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P.
               Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Funds Advisors and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

               A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High Yield     Securities rated lower than Baa by Moody's or lower than BBB by
Securities     S&P are sometimes referred to as "high yield securities" or
               "junk bonds." The Funds, particularly the Growth & Income Fund, and the RCM Emerging Markets and RCM Global Equity Funds, may invest in these securities. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of       For the purpose of achieving income, each Fund may lend its
Portfolio      portfolio securities to brokers, dealers, and other financial
Securities     institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
               "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short Sales    Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued,   Each Fund may purchase securities which it is eligible to
Delayed        purchase on a when-issued basis, may purchase and sell such
Delivery and   securities for delayed delivery and may make contracts to
Forward        purchase such securities for a fixed price at a future date
Commitment     beyond normal settlement time (forward commitments). When-issued
Transactions   transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value.
               Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase     Each Fund may enter into repurchase agreements, in which the
Agreements     Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse        Each Fund may enter into reverse repurchase agreements, subject
Repurchase     to the Fund's limitations on borrowings. A reverse repurchase
Agreements     agreement involves the sale of a security by a Fund and its
and Other      agreement to repurchase the instrument at a specified time and
Borrowings     price, and may be considered a form of borrowing for some
               purposes. A Fund will segregate assets determined to be liquid by PIMCO Funds Advisors or a Sub-Adviser in accordance with procedures established by the


80  PIMCO Funds: Multi-Manager Series

               Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Illiquid       Each Fund may invest in securities that are illiquid so long as
Securities     not more than 15% (10% in the case of the RCM International
               Growth Equity Fund and 5% in the case of the RCM Mid-Cap Fund) of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities.
               Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid.
               However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment     Each Fund may invest up to 5% of its assets in other investment
in Other       companies. As a shareholder of an investment company, a Fund may
Investment     indirectly bear service and other fees which are in addition to
Companies      the fees the Fund pays its service providers.

Portfolio      With the exception of the Tax-Efficient Equity Fund, the length
Turnover       of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each
               Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements, although the Tax-Efficient Equity Fund will generally attempt to limit portfolio turnover as part of its tax-efficient management strategies. High portfolio turnover
               (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance. Funds that have recently changed
               Sub-Advisers and/or investment objectives and policies may experience increased portfolio turnover due to the differences between the Funds' previous and current investment objectives and policies and portfolio management strategies.

Changes in     The investment objective of each of the Basic Value, Equity
Investment     Income, Global Innovation, Growth, Growth & Income, Innovation,
Objectives     Opportunity, Renaissance, Select Growth, Target and
and Policies   Tax-Efficient Equity Funds described in this Prospectus may be changed by the Board of Trustees without shareholder approval.
               The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and        In addition to the risks described under "Summary of Principal
Smaller-Sized  Risks" above and in this section, several of the Funds are newly
Funds          formed and therefore have limited or no performance history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds' size, have a disproportionate impact on the Funds' performance results. The
               Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage     Unless otherwise stated, all percentage limitations on Fund
Investment     investments listed in this Prospectus will apply at the time of
Limitations    investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. References to assets in the percentage limitations on the Funds' investments refer to total assets, except with respect to the principal investment objectives of the Mid-Cap, Equity Income, Small-Cap Value, Tax-Efficient
               Equity and PIMCO RCM Funds (except the RCM Tax-Managed Growth
               Fund). References to assets in the first paragraph of the Fund
               Summaries for these funds refer to net assets plus borrowings made for investment purposes.

Other          The Funds may invest in other types of securities and use a
Investments    variety of investment techniques and strategies which are not
and            described in this Prospectus. These securities and techniques
Techniques     may subject the Funds to additional risks. In addition, the RCM
               Funds may use Grassroots/(SM)/ Research in addition to their traditional research activities. Grassroots/(SM)/


                                                                  Prospectus 81

               Research is a division of Dresdner RCM Global Investors LLC. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to Dresdner RCM Global Investors LLC and certain of its affiliates in connection with broker services. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.


82  PIMCO Funds: Multi-Manager Series

                     (This page left blank intentionally)


                                                                  Prospectus 83

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Class D shares of each Fund since the class of shares was first offered. For the Basic Value Fund, the information below reflects financial results for Institutional Class shares of the Fund, which are offered in a different prospectus. Class D shares of the Basic Value Fund were not offered during the periods shown. The performance shown below is better than that which would have been achieved by Class D shares of the Basic Value Fund because of the higher fees and expenses associated with Class D shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Class D shares of a Fund, assuming reinvestment of all
dividends and distributions. This information has been audited by [      ],
whose report, along with each Fund's financial statements, are included in the Trust's annual reports to shareholders. The annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor. The Basic Value, Equity Income, Opportunity and Small-Cap Value Funds did not have Class D shares outstanding during the periods shown. [To be updated by post-effective amendment.]



                          Net Asset    Net       Net Realized/  Total Income Dividends  Dividends in  Distributions
Year or                     Value   Investment     Unrealized   (Loss) from   from Net  Excess of Net   from Net
Period                    Beginning   Income     Gain (Loss) on  Investment  Investment  Investment     Realized
Ended                     of Period   (Loss)      Investments    Operations    Income      Income     Capital Gains
-------------------------------------------------------------------------------------------------------------------
Basic Value Fund (i)
Institutional Class
  07/1/01-12/31/01+        $12.64     $ 0.14(a)     $ (0.22)(a)   $ (0.08)     $(0.19)     $ 0.00        $ 0.00
  06/30/01                  10.85       0.29(a)        2.15 (a)      2.44       (0.25)       0.00          0.00
  05/08/00-06/30/00         11.22       0.07(a)       (0.39)(a)     (0.32)      (0.05)       0.00          0.00
Capital Appreciation Fund
  06/30/01                 $26.88     $ 0.04 (a)    $ (1.36)(a)   $ (1.32)     $(0.13)     $ 0.00        $(3.49)
  06/30/00                  26.63      (0.03)(a)       5.36 (a)      5.33       (0.05)      (0.03)        (5.00)
  06/30/99                  26.01       0.06 (a)       2.34 (a)      2.40       (0.13)       0.00         (1.65)
  04/08/98-06/30/98         25.41       0.02 (a)       0.58 (a)      0.60        0.00        0.00          0.00
Global Innovation Fund
  06/30/01                 $18.94     $(0.19)(a)    $ (8.70)(a)   $ (8.89)     $ 0.00      $ 0.00        $ 0.00
  03/31/00-06/30/00         20.17      (0.04)(a)      (1.19)(a)     (1.23)       0.00        0.00          0.00
Growth & Income Fund
  7/31/00-06/30/01         $13.11     $ 0.07 (a)    $ (0.30)(a)   $ (0.23)     $(0.03)     $ 0.00        $(0.00)
Growth Fund
  06/30/01                 $34.76     $(0.12)(a)    $(10.56)(a)   $(10.68)     $ 0.00      $ 0.00        $(2.35)
  01/31/00-06/30/00         32.84      (0.11)          2.03          1.92        0.00        0.00          0.00
Innovation Fund (i)
  06/30/01                 $72.72     $(0.47)(a)    $(36.98)(a)   $(37.45)     $ 0.00      $ 0.00        $ 0.00
  06/30/00                  37.52      (0.59)(a)      42.18 (a)     41.59        0.00        0.00         (6.39)
  06/30/99                  24.28      (0.29)(a)      14.79 (a)     14.50        0.00        0.00         (1.26)
  04/08/98-06/30/98         21.50      (0.05)(a)       2.83 (a)      2.78        0.00        0.00          0.00
Mid-Cap Fund (ii)
  06/30/01                 $30.71     $ 0.10 (a)    $ (0.76)(a)   $ (0.66)     $(0.13)     $ 0.00        $(3.14)
  06/30/00                  22.90      (0.01)(a)       7.85 (a)      7.84       (0.01)       0.00         (0.02)
  06/30/99                  23.99       0.03 (a)      (0.04)(a)     (0.01)      (0.01)       0.00         (1.07)
  04/08/98-06/30/98         23.97       0.00 (a)       0.02 (a)      0.02        0.00        0.00          0.00
Renaissance Fund (i)
  06/30/01                 $14.99     $ 0.09 (a)    $  5.47 (a)   $  5.56      $(0.06)     $ 0.00        $(1.13)
  06/30/00                  18.22       0.35 (a)      (0.13)(a)      0.22        0.00        0.00         (2.59)
  06/30/99                  19.10       0.00 (a)       1.45 (a)      1.45        0.00        0.00         (2.33)
  04/08/98-06/30/98         18.99       0.01 (a)       0.10 (a)      0.11        0.00        0.00          0.00
Select Growth Fund (iii)
  06/30/01                 $24.00     $(0.03)(a)    $ (7.87)(a)   $ (7.90)     $ 0.00      $(0.07)       $ 0.00
  03/31/00-06/30/00         23.25       0.01 (a)       0.74 (a)      0.75        0.00        0.00          0.00
Target Fund
  06/30/01                 $31.14     $(0.14)(a)    $ (7.67)(a)   $ (7.81)     $ 0.00      $ 0.00        $(1.41)
  06/09/00-06/30/00         30.46      (0.01)(a)       0.69 (a)      0.68        0.00        0.00          0.00
Tax-Efficient Equity Fund
  06/30/01                 $12.22     $ 0.00        $ (1.90)(a)   $ (1.90)     $ 0.00      $ 0.00        $ 0.00
  06/30/00                  11.59       0.02 (a)       0.61 (a)      0.63        0.00        0.00          0.00
  07/10/98-06/30/99         10.00       0.03 (a)       1.56 (a)      1.59        0.00        0.00          0.00
Value Fund (i)
  06/30/01                 $11.37     $ 0.10 (a)    $  4.72 (a)   $  4.82      $(0.09)     $ 0.00        $ 0.00
  06/30/00                  15.29       0.23 (a)      (1.34)(a)     (1.11)      (0.24)       0.00         (0.57)
  06/30/99                  15.64       0.23 (a)       1.37 (a)      1.60       (0.23)       0.00         (1.72)
  04/08/98-06/30/98         15.99       0.04 (a)      (0.34)(a)     (0.30)      (0.05)       0.00          0.00

--------
+  Unaudited
*  Annualized
(a)Per share amounts based upon average number of shares outstanding during the period.
(b)If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.94% for the period ended June 30, 2000.


84  PIMCO Funds: Multi-Manager Series

                                                Net                      Ratio of Net
Distributions                                  Assets                     Investment
in Excess of                Net Asset          End of  Ratio of Expenses Income (Loss) Portfolio
Net Realized      Total     Value End  Total   Period     to Average      to Average   Turnover
Capital Gains Distributions of Period  Return  (000s)     Net Assets      Net Assets     Rate
------------------------------------------------------------------------------------------------
   $ 0.00        $(0.19)     $12.37     2.33%  $ 1,269       0.71%(b)         2.19%*       28%
    (0.40)        (0.65)      12.64    23.37     1,178       0.70             2.50         78
     0.00         (0.05)      10.85    (2.90)      911       0.70*            3.94*         5
    (4.49)        (8.11)      17.45    (9.18)    2,937       1.10             0.18        112
     0.00         (5.08)      26.88    22.84       524       1.11            (0.10)       119
     0.00         (1.78)      26.63    10.17       339       1.10             0.24        120
     0.00          0.00       26.01     2.36       118       1.10*            0.27*        75

   $(0.03)       $(0.03)     $10.02   (47.02)% $ 2,878       1.85%           (1.42)%      261%
     0.00          0.00       18.94    (6.10)      146       1.85(b)*        (0.90)*      131

   $(3.63)       $(3.66)     $ 9.22    (4.50)% $    11       1.35%*           0.69%*       77%

   $ 0.00        $(2.35)     $21.73   (32.38)% $    74       1.15%           (0.47)%       85%
     0.00          0.00       34.76     5.85        11       1.16*           (0.78)*       72

   $(6.35)       $(6.35)     $28.92   (55.16)% $44,384       1.30%           (0.96)%      271%
     0.00         (6.39)      72.72   115.85    85,096       1.30            (0.93)       186
     0.00         (1.26)      37.52    61.62    18,366       1.30            (0.89)       119
     0.00          0.00       24.28    12.93       139       1.30*           (0.99)*      100

   $(5.65)       $(8.92)     $21.13    (5.65)% $ 6,981       1.10%            0.44%       153%
     0.00         (0.03)      30.71    34.24       796       1.11            (0.05)       164
     0.00         (1.08)      22.90     0.25       359       1.10             0.16         85
     0.00          0.00       23.99     0.08       142       1.10*            0.03*        66

   $ 0.00        $(1.19)     $19.36    38.27%  $19,710       1.25%            0.48%       138%
    (0.86)        (3.45)      14.99     3.56     1,286       1.25             2.21        133
     0.00         (2.33)      18.22    10.01       192       1.25            (0.02)       221
     0.00          0.00       19.10     0.58       126       1.25*            0.21*       192

   $ 0.00        $(0.07)     $16.03   (32.99)% $   147       1.25%           (0.19)%      150%
     0.00          0.00       24.00     3.23        10       1.25             0.11        170

   $(2.62)       $(4.03)     $19.30   (27.82)% $ 1,763       1.20%           (0.70)%      109%
     0.00          0.00       31.14     2.23        10       1.20*           (0.69)*       99

   $ 0.00        $ 0.00      $10.32   (15.55)% $    79       1.10%            0.02%        41%
     0.00          0.00       12.22     5.44        11       1.11             0.16         32
     0.00          0.00       11.59    15.90       869       1.11*            0.30*        13

   $ 0.00        $(0.09)     $16.10    42.66%  $ 4,003       1.10%            0.66%       204%
    (2.00)        (2.81)      11.37    (7.07)       46       1.11             1.71        196
     0.00         (1.95)      15.29    12.00       118       1.10             1.61        101
     0.00         (0.05)      15.64    (1.85)       98       1.10*            1.23*        77

--------
(i) The information provided for the Innovation, Renaissance and Value Funds reflects results of operations under each Funds' former Sub-Adviser through March 6, 1999, May 7, 1999 and May 8, 2000, respectively; the Funds would not necessarily have achieved the performance results shown above under their current investment management arrangements.
(ii) Formerly the Mid-Cap Growth Fund.
(iii)Formerly the PIMCO Core Equity Fund. The Fund changed its investment objective and policies on April 1, 2000; the performance results shown above would not necessarily have been achieved had the Fund's current objective and policies been in effect during the periods shown. In addition, the performance results shown above reflect the Fund's advisory fee level in effect prior to April 1, 2000; these results would have been lower had the Fund's current advisory fee level then been in effect.


                                                                  Prospectus 85

Financial Highlights

The financial information shown below is that of the corresponding series of Dresdner RCM Global Funds, Inc. which were reorganized into the Funds on February 1, 2002. The following financial highlights tables show the Funds' financial performance. This information, including information for the fiscal
year ended June 30, 2001, has been audited by [                        ], whose
report, along with the Funds' financial statements, are available upon request and incorporated by reference into the SAI. [To be updated by post-effective amendment.]

                                                                                     Distributions Distributions
                        Net Asset    Net      Net Realized             Distributions In Excess of    From Net
    Fiscal Year or       Value,   Investment and Unrealized Total from   From Net         Net        Realized
        Period          Beginning   Income   Gain (Loss) on Investment  Investment    Investment      Gain on
        Ended           of Period (Loss) (1)  Investments   Operations    Income        Income      Investments
----------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund
  06/30/2001             $16.77     $(0.01)     $ (2.70)     $ (2.71)     $ 0.00        $ 0.00        $(0.00)
  12/31/2000              19.00      (0.05)       (1.57)       (1.62)       0.00          0.00         (0.14)
  12/31/1999(6)           16.60      (0.08)        6.45         6.37        0.00          0.00         (3.97)
Tax Managed Growth Fund
  06/30/2001             $13.75     $(0.04)     $ (2.17)     $ (2.21)     $ 0.00        $ 0.00        $(0.00)
  12/31/2000              14.95      (0.11)       (1.09)       (1.20)       0.00          0.00          0.00
  12/31/1999(7)           10.34      (0.29)        5.13         4.84        0.00          0.00         (0.21)
MidCap Fund
  06/30/2001             $ 3.33     $(0.01)     $ (0.55)     $ (0.56)     $ 0.00        $ 0.00        $(0.00)
  12/31/2000(12)           3.33       0.00         0.00         0.00        0.00          0.00          0.00
Biotechnology Fund
  06/30/2001             $36.39     $(0.18)     $ (6.41)     $ (6.59)     $ 0.00        $ 0.00        $(0.00)
  12/31/2000              20.02      (0.37)       16.78(11)    16.41        0.00          0.00         (0.04)
  12/31/1999              11.44      (0.15)       12.03        11.88        0.00          0.00         (3.30)
  12/31/1998              10.00      (0.10)        1.86         1.76        0.00          0.00         (0.32)
  12/31/1997(3)           10.00       0.00         0.00         0.00        0.00          0.00          0.00
Global Small Cap Fund
  06/30/2001             $18.59     $(0.11)     $ (2.34)     $ (2.45)     $ 0.00        $ 0.00        $(0.00)
  12/31/2000              23.31      (0.26)       (2.96)       (3.22)       0.00          0.00         (0.41)
  12/31/1999(8)           11.63      (0.21)       13.67        13.46        0.00          0.00         (1.78)
Global Technology Fund
  06/30/2001             $50.09     $(0.09)     $(17.58)     $(17.67)     $ 0.00        $ 0.00        $(0.00)
  12/31/2000              59.13      (0.38)       (8.23)       (8.61)       0.00          0.00         (0.43)
  12/31/1999(9)           24.01      (0.49)       36.99        36.50        0.00          0.00         (1.38)
Global Health Care Fund
  06/30/2001             $24.60     $(0.09)     $ (2.86)     $ (2.95)     $ 0.00        $ 0.00        $(0.00)
  12/31/2000              14.25      (0.16)       10.61        10.45        0.00          0.00         (0.10)
  12/31/1999              13.42      (0.11)        3.53         3.42        0.00          0.00         (2.59)
  12/31/1998              11.65      (0.09)        3.02         2.93        0.00          0.00         (1.16)
  12/31/1997              10.00      (0.06)        3.03         2.97        0.00          0.00         (1.32)
  12/31/1996(2)           10.00       0.00         0.00         0.00        0.00          0.00          0.00
International Growth
 Equity Fund
  06/30/2001             $13.82     $ 0.02      $ (2.81)     $ (2.79)     $ 0.00        $ 0.00        $(0.00)
  12/31/2000              22.31      (0.05)       (5.99)       (6.04)       0.00         (0.26)        (1.52)
  12/31/1999(8)           14.78       0.01         9.08         9.09       (0.07)        (0.09)        (1.40)
Emerging Markets Fund
  06/30/2001             $12.03     $ 0.11      $ (1.13)     $ (1.02)     $ 0.00        $ 0.00        $(0.00)
  12/31/2000              16.84      (0.04)       (4.22)       (4.26)       0.00          0.00         (0.55)
  12/31/1999(8)            9.13      (0.06)        8.24         8.18        0.00          0.00         (0.47)
Europe Fund
  06/30/2001             $11.87     $(0.01)     $ (2.72)     $ (2.73)     $ 0.00        $ 0.00        $(0.00)
  12/31/2000              16.12      (0.18)       (1.73)       (1.91)       0.00          0.00         (2.34)
  12/31/1999              13.66      (0.01)        5.66         5.65        0.00         (0.02)        (3.17)
  12/31/1998              12.59      (0.05)        4.60         4.55       (0.17)         0.00         (3.31)
  12/31/1997              10.66       0.01         2.70         2.71       (0.06)         0.00         (0.72)
  12/31/1996               9.20       0.03         1.45         1.48       (0.02)         0.00          0.00

--------
References in these footnotes to Class I shares and Class N shares are references to those shares of Dresdner RCM Global Funds, Inc. that were exchanged for Institutional Class shares and Class D shares of the Funds on February 1, 2002.

(1)Calculated using the average share method.
(2)Commencement of operations for the Global Health Care Fund, Class N shares, was December 31, 1996.
(3)Commencement of operations for the Biotechnology Fund, Class N shares was December 30, 1997.
(4)Total return measures the change in value of an investment over the period indicated. For periods less than one year, the total return is not annualized.
(5)Not annualized. Fund was in operation for less than five days.
(6)Commencement of operations for the Large Cap Growth Fund, Class N shares, was March 2, 1999.
(7)Commencement of operations for the Tax Managed Growth Fund, Class N shares, was February 12, 1999.


86  PIMCO Funds: Multi-Manager Series

                                                                                                 Ratio of
                                                                     Ratio of       Ratio of       Net
                                                                    Expenses to   Expenses to   Investment
Distributions                           Net                Net      Average Net   Average Net     Income
in Excess of                           Asset             Assets,    Assets With  Assets Without (Loss) to
Net Realized                           Value,  Total      End of    Waiver and     Waiver and    Average
   Gain on        Total     Redemption End of  Return     Period   Reimbursement Reimbursement  Net Assets Portfolio
 Investments  Distributions    Fees    Period   (4)     (in 000's)     (10)           (10)         (10)    Turnover
--------------------------------------------------------------------------------------------------------------------
    $0.00        $ 0.00       $0.00    $14.06 (16.16)%   $ 41,355      1.00%          1.36%       (0.10)%    19.32%
   (0.47)         (0.61)       0.00     16.77  (8.71)      22,782      1.08           1.74        (0.29)     41.67
     0.00         (3.97)       0.00     19.00  40.48          926      1.20          60.04        (0.55)    109.29
    $0.00        $ 0.00       $0.24    $11.78 (14.26)%   $  5,889      1.50%          2.98%       (0.67)%    40.02%
     0.00          0.00        0.00#    13.75  (8.09)       6,052      1.50           3.03        (0.75)     85.18
   (0.02)         (0.23)       0.00     14.95  47.07          759      1.50          35.08        (2.66)     43.35
    $0.00        $ 0.00       $0.00    $ 2.77 (16.82)%   $    440      1.02%          9.57%       (0.54)%    75.61%
     0.00          0.00        0.00      3.33   0.00           50      0.00           0.00         0.00     192.99
    $0.00        $ 0.00       $0.00    $29.80 (18.11)%   $760,362      1.50%          1.50%       (1.27)%    43.48%
     0.00         (0.04)       0.00     36.39  81.93      908,401      1.50           1.53        (1.06)    250.28
     0.00         (3.30)       0.00     20.02 111.39       14,870      1.50           4.53        (1.09)    431.27
     0.00         (0.32)       0.00     11.44  17.76        3,911      1.50           4.87        (0.95)    127.21
     0.00          0.00        0.00     10.00   0.00(5)     3,000      0.01(5)        0.00         0.01(5)    0.00
    $0.00        $ 0.00       $0.00    $16.14 (13.18)%   $ 16,842      1.75%          2.64%       (1.30)%   134.32%
   (1.09)         (1.50)       0.00     18.59 (13.84)      15,640      1.75           2.20        (1.06)    201.54
     0.00         (1.78)       0.00     23.31 116.97        1,430      1.75          16.71        (1.49)    161.61
    $0.00        $ 0.00       $0.00    $32.42 (35.22)%   $258,371      1.56%          1.56%       (0.45)%   386.43%
     0.00         (0.43)       0.00     50.09 (14.60)     378,043      1.50           1.50        (0.55)    450.84
     0.00         (1.38)       0.00     59.13 152.69       82,330      1.75           1.99        (1.32)    119.32
    $0.00        $ 0.00       $0.00    $21.65 (11.99)%   $240,503      1.50%          1.54%       (0.87)%    68.81%
     0.00         (0.10)       0.00     24.60  73.37      256,909      1.50           1.64        (0.68)    216.09
     0.00         (2.59)       0.00     14.25  28.73        6,284      1.50           4.85        (0.81)    393.83
     0.00         (1.16)       0.00     13.42  25.57        5,487      1.50           3.65        (0.69)    153.92
     0.00         (1.32)       0.00     11.65  30.00        4,671      1.50           2.93        (0.55)    157.65
     0.00          0.00        0.00     10.00   0.00        4,000      0.00(5)        0.00         0.00(5)    0.00

    $0.00        $ 0.00       $0.00    $11.03 (20.19)%   $ 10,832      1.25%          1.94%        0.33%     84.19%
   (0.67)         (2.45)       0.00     13.82 (26.95)       5,124      1.25           2.36        (0.29)    161.71
     0.00         (1.56)       0.00     22.31  62.48        1,738      1.25          10.89         0.07     139.69
    $0.00        $ 0.00       $0.00    $11.01  (8.48)%   $  2,168      1.75%          6.29%        1.80%     54.23%
     0.00         (0.55)       0.00     12.03 (25.29)       2,170      1.75           5.88        (0.29)    162.14
     0.00         (0.47)       0.00     16.84  90.31          299      1.75          79.18        (0.68)    215.64
    $0.00        $ 0.00       $0.00    $ 9.14 (23.00)%   $ 48,663      1.60%          2.02%       (0.11)%    87.22%
     0.00         (2.34)       0.00     11.87 (11.39)      61,502      1.60           2.07        (1.12)    173.06
     0.00         (3.19)       0.00#    16.12  43.59       67,910      1.03           2.01        (0.11)    202.90
     0.00         (3.48)       0.00     13.66  37.40      191,338      0.00           1.97         0.00     114.00
     0.00         (0.78)       0.00     12.59  25.70      176,414      0.00           1.30         0.00      85.00
     0.00         (0.02)       0.00     10.66  15.87      149,299      0.00           1.42         0.00      51.00

--------
(8)Commencement of operations for the Global Small Cap Fund, Class N shares, the International Growth Equity Fund, Class N shares and the Emerging Markets Fund, Class N shares, was March 10, 1999.
(9)Commencement of operations for the Global Technology Fund, Class N shares, was January 20, 1999.
(10)Annualized for periods less than one year.
(11)The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investment of the Fund.
(12)Commencement of operations for the MidCap Fund, Class N shares, was December 29, 2000.
#  Amount represents less than $0.01 per share.


                                                                  Prospectus 87

               PIMCO Funds: Multi-Manager Series
               The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

               You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-888-87-PIMCO, or by writing to:

                     PIMCO Funds Distributors LLC
                     2187 Atlantic Street
                     Stamford, CT 06902

               You may also contact your financial service firm for additional information.

               You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

               You can also visit our Web site at www.pimcofunds.com for additional information about the Funds.

               [LOGO] PIMCO
               FUNDS

               File No. 811-6161


88  PIMCO Funds: Multi-Manager Series

 ------------------------------------------------------------------------------
               INVESTMENT ADVISER AND ADMINISTRATOR
PIMCO Funds: Multi-Manager
Series
               PIMCO Funds Advisors LLC, a division of ADAM of America, 1345 Avenue of the Americas, New York, NY 10105

 ------------------------------------------------------------------------------
               SUB-ADVISERS

               PIMCO Equity Advisors LLC, Cadence Capital Management, Dresdner RCM Global Investors LLC, NFJ Investment Group, Parametric Portfolio Associates

 ------------------------------------------------------------------------------
               DISTRIBUTOR

               PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

 ------------------------------------------------------------------------------
               CUSTODIAN

               State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

 ------------------------------------------------------------------------------
               SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

               PFPC, Inc., P.O. Box 9688, Providence, RI 02940

 ------------------------------------------------------------------------------
               INDEPENDENT ACCOUNTANTS

               [          ],

 ------------------------------------------------------------------------------
               LEGAL COUNSEL

               Ropes & Gray, One International Place, Boston, MA 02110

 ------------------------------------------------------------------------------
               For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcofunds.com.

                                                     Not part of the Prospectus

                                                        Filed under Rule 497(c).
                                                File Nos. 33-36528 and 811-6161.



                            PIMCO Funds Prospectus


Multi-Manager
Series                  NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

July 22, 2002           NACM Growth Fund

Share Classes           NACM Core Equity Fund

Ins  Institutional      NACM Value Fund

Adm  Administrative     NACM Flex-Cap Value Fund

                        NACM Global Fund

                        NACM International Fund

                        NACM Pacific Rim Fund


                                                                           PIMCO
                                                                           FUNDS

This cover is not part of the Prospectus.

            PIMCO Funds Prospectus

PIMCO       This Prospectus describes 7 mutual funds offered by PIMCO Funds:
Funds:      Multi-Manager Series. The Funds provide access to the
Multi-      professional investment advisory services offered by PIMCO
Manager     Advisors and its investment management affiliate, Nicholas-
Series      Applegate Capital Management. As of June 30, 2002, PIMCO Advisors
            and its investment management affiliates managed approximately
July 22,    $346 billion.
2002
            The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

Share
Classes
Institutional
and
Administrative
            The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                                   Prospectus  1

            Table of Contents

         Summary Information..............................................    3
         Fund Summaries
           NACM Core Equity Fund..........................................    4
           NACM Flex-Cap Value Fund.......................................    6
           NACM Global Fund...............................................    8
           NACM Growth Fund...............................................   10
           NACM International Fund........................................   12
           NACM Pacific Rim Fund..........................................   14
           NACM Value Fund................................................   17
         Summary of Principal Risks.......................................   19
         Prior Nicholas-Applegate Performance Information.................   21
         Management of the Funds..........................................   23
         Investment Options - Institutional Class and Administrative Class
          Shares..........................................................   29
         Purchases, Redemptions and Exchanges.............................   30
         How Fund Shares Are Priced.......................................   34
         Fund Distributions...............................................   35
         Tax Consequences.................................................   35
         Characteristics and Risks of Securities and Investment
          Techniques......................................................   36
         Financial Highlights.............................................   44

2 PIMCO Funds: Multi-Manager Series

           Summary Information

 The table below lists the investment objectives and compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 4.

                                                                                 Approximate Approximate
                                           Investment                            Number of   Capitalization
                       PIMCO Fund          Objective      Main Investments       Holdings    Range
 ---------------------------------------------------------------------------------------------------------------
  Growth Stock Funds   NACM Growth         Long-term      Large capitalization     30-40     Upper 90% of the
                                           capital        equity securities                  Russell 1000 Growth
                                           appreciation                                      Index
 ---------------------------------------------------------------------------------------------------------------
  Blend Stock Funds    NACM Core Equity    Long-term      Large capitalization     100-150   Russell 1000 Index
                                           capital        equity securities
                                           appreciation
 ---------------------------------------------------------------------------------------------------------------
  Value Stock Funds    NACM Value          Long-term      Equity securities of     60-75     Russell 1000 Value
                                           capital        large U.S. companies               Index
                                           appreciation   that are undervalued
                                                          in the marketplace
               -------------------------------------------------------------------------------------------------
                       NACM Flex-Cap Value Long-term      Equity securities of     50-75     All capitalizations
                                           capital        U.S. companies that
                                           appreciation   are undervalued in
                                                          the marketplace
 ---------------------------------------------------------------------------------------------------------------
  Global Stock Funds   NACM Global         Maximum long-  Equity securities of     65-90     All capitalizations
                                           term capital   large capitalization
                                           appreciation   companies located in
                                                          at least three
                                                          different countries
 ---------------------------------------------------------------------------------------------------------------
  International Stock  NACM International  Maximum long-  Equity securities of     100-150   Companies with
   Funds                                   term capital   large capitalization               capitalizations in
                                           appreciation   companies in at least              the top 75% of the
                                                          three non-U.S.                     relevant market
                                                          countries
               -------------------------------------------------------------------------------------------------
                       NACM Pacific Rim    Long-term      Equity securities of     80-110    All capitalizations
                                           growth of      companies located
                                           capital        within the Pacific
                                                          Rim
 ---------------------------------------------------------------------------------------------------------------

Fund
Descriptions,
Performance
and Fees
            The Funds provide a broad range of investment choices. The following Fund Summaries identify each Fund's investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.


Note for    It is possible to lose money on investments in the Funds. The fact
All Funds   that a Fund had good performance in the past is no assurance that the value of the Fund's investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal
            Deposit Insurance Corporation or any other government agency.

                                                                   Prospectus  3

            NACM Core Equity Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund Focus             Approximate
Investments   Objective            Large                  Capitalization
and           Seeks long-term      capitalization         Range
Strategies    capital              equity securities      Russell 1000 Index
              appreciation

              Fund                 Approximate Number     Dividend Frequency
              Category             of Holdings            At least annually
              Blend Stocks         100-150

            The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities. The Fund emphasizes U.S. companies with large market capitalizations. Generally, large companies are those with market capitalizations similar to the Russell 1000 Index as measured at the time of purchase ($3 billion and greater as of May, 2002). The capitalizations of the companies held by the Fund may fluctuate greatly as the market moves upwards or downwards.

             The portfolio managers select stocks for the Fund using both
            "growth" and "value" styles. When using a "growth" style, the portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. When using a "value" style, the portfolio managers seek to identify companies with stocks having below-average valuations whose business fundamentals are expected to improve. The portfolio managers determine valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios.

             In analyzing specific companies for possible investment, the
            Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

             In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

           .  Market Risk             . Value Securities Risk . Management Risk
           .  Issuer Risk             . Liquidity Risk        . Leveraging Risk
           .  Growth Securities Risk  . Derivatives Risk      . Credit Risk

             Please see "Summary of Principal Risks" following the Fund
            Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund recently commenced operations and does not yet have a Information full calendar year of performance. Thus, no bar chart or Average
            Annual Total Returns table is included for the Fund.


4 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Redemption Fee (as a percentage of exchange price or amount redeemed)1.00%*

            * The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                        Distribution                 Total Annual                  Net Fund
                               Advisory and/or Service Other         Fund Operating Expense        Operating
         Share Class           Fees     (12b-1) Fees   Expenses(/1/) Expenses       Reduction(/2/) Expenses(/2/)
            ----------------------------------------------------------------------------------------------------
         Institutional Class   0.50%    None           0.59%         1.09%          (0.29%)        0.80%
            ----------------------------------------------------------------------------------------------------
         Administrative Class  0.50%    0.25%          0.59%         1.34%          (0.29%)        1.05%
            ----------------------------------------------------------------------------------------------------

            (1) Other Expenses, which are based on estimated amounts for the current fiscal year, reflects a 0.30% Administrative Fee paid by each class and 0.29% and 0.29% in organizational expenses ("Organizational Expenses") estimated to be attributable to the Institutional Class and Administrative Class shares respectively during the Fund's initial fiscal year.
            (2) Net Expenses reflects the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 0.80% for Institutional Class and 1.05% for Administrative Class shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

         Share Class                            Year 1                                   Year 3
            -----------------------------------------------------------------------------------
         Institutional Class                    $82                                      $255
            -----------------------------------------------------------------------------------
         Administrative Class                   107                                       334
            -----------------------------------------------------------------------------------

            (1) The Examples are based on the Net Fund Operating Expenses shown above.

                                                                   Prospectus  5

            NACM Flex-Cap Value Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund Focus             Approximate
Investments   Objective            Equity securities      Capitalization
and           Seeks                of U.S. companies      Range
Strategies    long-term            that are               All capitalizations
              capital              undervalued in the
              appreciation         marketplace

              Fund                 Approximate Number     Dividend Frequency
              Category             of Holdings            At least annually
              Value                50-75
              Stocks

            The Fund seeks to achieve its investment objective by investing primarily in common stock of U.S. companies that, in the opinion of the portfolio managers, are undervalued in the market place based on a number of valuation factors, which may include price-to-earnings ratios, price-to-book ratios and price-to-cash flow ratios.

             In analyzing specific companies for possible investment, the
            Fund's portfolio managers ordinarily look for several of the following characteristics: attractive valuation; a healthy balance sheet; overall financial strength; competitive advantages relative to peers; and other material changes that may improve future earnings prospects. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially change, to manage risk within the portfolio, or if a better total return candidate is identified.

             In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

           . Market Risk            . Liquidity Risk       . Credit Risk
           . Issuer Risk            . Leveraging Risk      . Management Risk
           . Value Securities Risk  . Smaller Company Risk . Derivatives Risk

             Please see "Summary of Principal Risks" following the Fund
            Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund recently commenced operations and does not yet have a Information full calendar year of performance. Thus, no bar chart or Average
            Annual Total Returns table is included for the Fund.

6 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Redemption Fee (as a percentage of exchange price or amount redeemed)1.00%*

            * The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                        Distribution                 Total Annual                  Net Fund
                               Advisory and/or Service Other         Fund Operating Expense        Operating
         Share Class           Fees     (12b-1) Fees   Expenses(/1/) Expenses       Reduction(/2/) Expenses(/2/)
            ----------------------------------------------------------------------------------------------------
         Institutional Class   0.65%    None           0.59%         1.24%          (0.29%)        0.95%
            ----------------------------------------------------------------------------------------------------
         Administrative Class  0.65%    0.25%          0.59%         1.49%          (0.29%)        1.20%
            ----------------------------------------------------------------------------------------------------

            (1) Other Expenses, which are based on estimated amounts for the current fiscal year, reflects a 0.30% Administrative Fee paid by each class and 0.29% and 0.29% in organizational expenses ("Organizational Expenses") estimated to be attributable to the Institutional Class and Administrative Class shares respectively during the Fund's initial fiscal year.
            (2) Net Expenses reflects the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 0.95% for Institutional Class shares and 1.20% for Administrative Class shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

         Share Class                            Year 1                                   Year 3
            -----------------------------------------------------------------------------------
         Institutional Class                     $97                                      $303
            -----------------------------------------------------------------------------------
         Administrative Class                    122                                       381
            -----------------------------------------------------------------------------------

            (1) The Examples are based on the Net Fund Operating Expenses shown above.

                                                                   Prospectus  7

            NACM Global Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund Focus             Approximate
Investments   Objective            Equity securities      Capitalization
and           Seeks maximum        of large               Range
Strategies    long-term            capitalization         All capitalizations
              capital              companies located
              appreciation         in at least three
                                   different countries

              Fund                 Approximate Number     Dividend Frequency
              Category             of Holdings            At least annually
              Global Stocks        65-90

            The Fund seeks to achieve its investment objective by investing primarily in equity securities of companies that the portfolio managers believe are leaders in their respective industries or emerging new players with established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages. The portfolio managers consider any company with these characteristics regardless of its capitalization, domicile or industry.

             In analyzing specific companies for possible investment, the
            Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

             The portfolio managers allocate the Fund's assets among
            securities of countries that they expect will provide the best opportunities for meeting the Fund's investment objective.

             The portfolio managers expect a high portfolio turnover rate which can be 300% or more.

             In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

           . Foreign (non-     . Growth Securities Risk . Management Risk
             U.S.)
            Investment Risk    . Currency Risk          . Turnover Risk
           . Emerging Markets  . Issuer Risk            . Liquidity Risk
             Risk
           . Credit Risk       . Derivatives Risk       . Smaller Company Risk
           . Market Risk       . Leveraging Risk

             Please see "Summary of Principal Risks" following the Fund
            Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund recently commenced operations and does not yet have a Information full calendar year of performance. Thus, no bar chart or Average
            Annual Total Returns table is included for the Fund.

8 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Redemption Fee (as a percentage of exchange price or amount redeemed)2.00%*

            * The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                        Distribution                 Total Annual                  Net Fund
                               Advisory and/or Service Other         Fund Operating Expense        Operating
         Share Class           Fees     (12b-1) Fees   Expenses(/1/) Expenses       Reduction(/2/) Expenses(/2/)
            ----------------------------------------------------------------------------------------------------
         Institutional Class   0.70%    None           0.69%         1.39%          (0.29%)        1.10%
            ----------------------------------------------------------------------------------------------------
         Administrative Class  0.70%    0.25%          0.69%         1.64%          (0.29%)        1.35%
            ----------------------------------------------------------------------------------------------------

            (1) Other Expenses, which are based on estimated amounts for the current fiscal year, reflects a 0.40% Administrative Fee paid by each class and 0.29% and 0.29% in organizational expenses ("Organizational Expenses") estimated to be attributable to the Institutional Class and Administrative Class shares respectively during the Fund's initial fiscal year.
            (2) Net Expenses reflects the effect of a contractual agreement by
                PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.10% for Institutional Class shares and 1.35% for Administrative Class shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

         Share Class                            Year 1                                   Year 3
            -----------------------------------------------------------------------------------
         Institutional Class                     $112                                     $350
            -----------------------------------------------------------------------------------
         Administrative Class                     137                                      428
            -----------------------------------------------------------------------------------

            (1) The Examples are based on the Net Fund Operating Expenses shown above.

                                                                   Prospectus  9

            NACM Growth Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund Focus             Approximate
Investments   Objective            Large                  Capitalization
and           Seeks                capitalization         Range
Strategies    long-term            equity securities      Upper 90% of the
              capital                                     Russell 1000 Growth
              appreciation                                Index

              Fund                 Approximate Number     Dividend Frequency
              Category             of Holdings            At least annually
              Growth               30-40
              Stocks

            The Fund seeks to achieve its investment objective by investing at least 65% of its assets in equity securities of U.S. companies with large market capitalizations. The Fund defines large capitalization companies as those with market capitalizations similar to the upper 90% of the Russell 1000 Growth Index as measured at the time of purchase ($3 billion and greater as of May, 2002). The capitalization of the companies held by the Fund may fluctuate greatly as the market moves upwards or downwards. The Fund's portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings.

             In analyzing specific companies for possible investment, the
            Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

             In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

             The Fund is currently subject to purchase and exchange
            restrictions and is available only to certain investors. Please see "Purchases, Redemptions and Exchanges" below.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

           .  Market Risk               . Liquidity Risk       . Leveraging Risk
           .  Issuer Risk               . Credit Risk          . Management Risk
           .  Growth Securities Risk    . Derivatives Risk

             Please see "Summary of Principal Risks" following the Fund
            Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund recently commenced operations and does not yet have a Information full calendar year of performance. Thus, no bar chart or Average
            Annual Total Returns table is included for the Fund.

10 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Redemption Fee (as a percentage of exchange price or amount
            redeemed)                                                   1.00%*

            * The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                        Distribution                 Total Annual                  Net Fund
                               Advisory and/or Service Other         Fund Operating Expense        Operating
         Share Class           Fees     (12b-1) Fees   Expenses(/1/) Expenses       Reduction(/2/) Expenses(/2/)
            ----------------------------------------------------------------------------------------------------
         Institutional Class   0.50%    None           0.59%         1.09%          (0.29%)        0.80%
            ----------------------------------------------------------------------------------------------------
         Administrative Class  0.50%    0.25%          0.59%         1.34%          (0.29%)        1.05%
            ----------------------------------------------------------------------------------------------------

            (1) Other Expenses, which are based on estimated amounts for the current fiscal year, reflects a 0.30% Administrative Fee paid by each class and 0.29% and 0.29% in organizational expenses ("Organizational Expenses") estimated to be attributable to the Institutional Class and Administrative Class shares respectively during the Fund's initial fiscal year.
            (2) Net Expenses reflects the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 0.80% for Institutional Class and 1.05% for Administrative Class shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

         Share Class                            Year 1                                   Year 3
            -----------------------------------------------------------------------------------
         Institutional Class                     $82                                      $255
            -----------------------------------------------------------------------------------
         Administrative Class                    107                                       334
            -----------------------------------------------------------------------------------

            (1) The Examples are based on the Net Fund Operating Expenses shown above.

                                                                   Prospectus 11

            NACM International Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund Focus             Approximate
Investments   Objective            Equity securities      Capitalization
and           Seeks                of large               Range
Strategies    maximum              capitalization         Companies with
              long-term            companies in at        capitalizations in
              capital              least three            the top 75% of the
              appreciation         countries outside      relevant market
                                   the United States

              Fund                 Approximate Number     Dividend Frequency
              Category             of Holdings            At least annually
              International        100-150
              Stocks

            The Fund seeks to achieve its investment objective by investing primarily in equity securities of large capitalization companies ("large cap stocks") located in at least three countries outside of the United States. The Fund may invest in over 50 different countries worldwide. The Fund generally invests in companies whose stock market capitalizations are in the top 75% of publicly-traded companies in the relevant market. The capitalization range for large capitalization stocks will vary from country to country and may fluctuate greatly due to changing currency values, differences in the size of the respective economies and movements in local stock markets. The Fund may also invest in companies located in countries with emerging securities markets. The Fund may invest up to 35% of its assets in U.S. companies. The portfolio managers allocate the Fund's assets among securities of countries that they expect will provide the best opportunities for meeting the Fund's investment objective.

             The portfolio managers focus on a "bottom-up" analysis of the financial conditions and competitiveness of individual companies worldwide. In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

             The portfolio managers expect a high portfolio turnover rate which can be 200% or more.

             In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

           . Market      . Liquidity Risk   . Emerging Markets Risk
             Risk
           . Issuer      . Currency Risk    . Foreign (non-U.S.) Investment Risk
             Risk
           . Growth      . Credit Risk      . Leveraging Risk
             Securities
             Risk
           . Turnover    . Derivatives Risk . Management Risk
             Risk

             Please see "Summary of Principal Risks" following the Fund
            Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund recently commenced operations and does not yet have a Information full calendar year of performance. Thus, no bar chart or Average
            Annual Total Returns table is included for the Fund.

12 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Redemption Fee (as a percentage of exchange price or amount
            redeemed)                                                   2.00%*

            * The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                        Distribution                 Total Annual                  Net Fund
                               Advisory and/or Service Other         Fund Operating Expense        Operating
         Share Class           Fees     (12b-1) Fees   Expenses(/1/) Expenses       Reduction(/2/) Expenses(/2/)
            ----------------------------------------------------------------------------------------------------
         Institutional Class   0.70%    None           0.79%         1.49%          (0.29%)        1.20%
            ----------------------------------------------------------------------------------------------------
         Administrative Class  0.70%    0.25%          0.79%         1.74%          (0.29%)        1.45%
            ----------------------------------------------------------------------------------------------------

            (1) Other Expenses, which are based on estimated amounts for the current fiscal year, reflects a 0.50% Administrative Fee paid by each class and 0.29% and 0.29% in organizational expenses ("Organizational Expenses") estimated to be attributable to the Institutional Class and Administrative Class shares respectively during the Fund's initial fiscal year.
            (2) Net Expenses reflects the effect of a contractual agreement by
                PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.20% for Institutional Class shares and 1.45% for Administrative Class shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

         Share Class                            Year 1                                   Year 3
            -----------------------------------------------------------------------------------
         Institutional Class                    $122                                     $381
            -----------------------------------------------------------------------------------
         Administrative Class                    148                                      459
            -----------------------------------------------------------------------------------

            (1) The Examples are based on the Net Fund Operating Expenses shown above.

                                                                   Prospectus 13

            NACM Pacific Rim Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund Focus             Approximate
Investments   Objective            Equity securities      Capitalization
and           Seeks                of Pacific Rim         Range
Strategies    long-term            companies              All Capitalizations
              growth of
              capital

              Fund                 Approximate Number     Dividend Frequency
              Category             of Holdings            At least annually
              International        80-110
              Stocks

            The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of companies that are tied economically to countries within the Pacific Rim by satisfying at least one of the following criteria:
            (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for their securities is in a Pacific Rim country. Many of the countries in which the Fund invests are emerging market countries, that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation.

             The Fund intends to invest in securities of issuers located in at least three Pacific Rim countries. The portfolio managers consider the following to be Pacific Rim countries: Australia, China, Hong Kong, India Subcontinent, Indonesia, Japan, Malaysia, Mauritius, New Zealand, the Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. The portfolio managers allocate the Fund's assets among securities of countries that they expect will provide the best opportunities for meeting the Fund's investment objective. Although the Fund intends to allocate its investments among at least three countries, the Fund may emphasize the securities of issuers located in any one country in the Pacific Rim when the portfolio managers believe there is potential for above average capital appreciation.

             In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

             The portfolio managers expect a high portfolio turnover rate which can be 300% or more.

             In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

           . Foreign (non-   . Issuer Risk            . Smaller Company Risk
             U.S.)
            Investment Risk  . Currency Risk          . Management Risk
           . Emerging        . Growth Securities Risk . Turnover Risk
             Markets Risk
           . Credit Risk     . Leveraging Risk        . Liquidity Risk
           . Market Risk     . Derivatives Risk       . Focused Investment Risk

             Please see "Summary of Principal Risks" following the Fund
            Summaries for a description of these and other risks of investing in the Fund.

14 PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance The Fund reorganized on July 20, 2002, when the Nicholas-Applegate Information Pacific Rim Fund (the "NACM Fund") reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Institutional Class shares of the Fund.
            The bar chart, the information to its right and the Average Annual Total Returns Table show performance of Institutional Class shares of the NACM Fund, adjusted to reflect the administrative fees and other expenses paid by the Fund's Institutional Class shares. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the NACM Fund from year to year and by showing how the NACM Fund's average annual returns compare with the returns of a broad based securities market index and an index of similar funds. Past performance is not necessarily an indication of how the Fund will perform in the future.

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            1/1/02-
                                                            6/30/02   13.69%
                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4/1/99--
                                                            6/30/99_____44.16%)
                                                            --------------------
                                                            Lowest (4/1/98--
                                                            6/30/98____-23.54%)

Year           Annual Return
----           -------------

 98                -6.56%
 99               142.44%
 00               -26.44%
 01               -17.35%

                  Calendar Year End (through 12/31)

               Average Annual Total Returns (for the periods ended 12/31/01)

                                                     Since NACM Fund
                                             1 Year  Inception (12/31/97)(/4/)
            ------------------------------------------------------------------
         Institutional Class--Before
          Taxes(/1/)                         -17.35%  8.33%
            ------------------------------------------------------------------
         Institutional Class--
          After Taxes on Distributions(/1/)  -17.35%  1.10%
            ------------------------------------------------------------------
         Institutional Class--
          After Taxes on Distributions and
          Sale of Fund Shares(/1/)           -10.57%  4.51%
            ------------------------------------------------------------------
         MSCI Pacific Index (/2/)            -25.78% -6.22%
            ------------------------------------------------------------------
         Lipper Pacific Region Funds
          Average(/3/)                       -19.97% -1.40%
            ------------------------------------------------------------------

            (1) After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
            (2) The Morgan Stanley Capital International (MSCI) Pacific Index is composed of companies representative of the market structure of 6 developed market countries in the Pacific
                 Basin: Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. It is not possible to invest directly in the index.
            (3) The Lipper Pacific Region Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in equity securities with primary trading markets or operations concentrated in the western Pacific Basin region or a single country within this region.
            (4) The Fund began operations on 12/31/97. Index comparisons begin on 12/31/97.

                                                                   Prospectus 15

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Redemption Fee (as a percentage of exchange price or amount
            redeemed)                                                   2.00%*

            * The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                 Distribution                 Total Annual
                        Advisory and/or Service Other         Fund Operating
         Share Class    Fees     (12b-1) Fees   Expenses(/1/) Expenses
            ----------------------------------------------------------------
         Institutional
          Class         0.90%    None           0.55%         1.45%
            ----------------------------------------------------------------

            (1) Other Expenses reflects a 0.50% Administrative Fee paid by Institutional Class shares and 0.05% in interest expense attributable to Institutional Class shares of the NACM Fund during its most recent fiscal year.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

         Share Class              Year 1         Year 3         Year 5         Year 10
            --------------------------------------------------------------------------
         Institutional Class      $148           $459           $792           $1,735
            --------------------------------------------------------------------------

            (1) The examples are based on the Total Annual Fund Operating Expenses shown above.

16 PIMCO Funds: Multi-Manager Series

            NACM Value Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund Focus             Approximate
Investments   Objective            Equity securities      Capitalization
and           Seeks                of large U.S.          Range
Strategies    long-term            companies that are     Russell 1000 Value
              capital              undervalued in the     Index
              appreciation         marketplace

              Fund                 Approximate Number     Dividend Frequency
              Category             of Holdings            At least annually
              Value                60-75
              Stocks

            The Fund seeks to achieve its investment objective by investing primarily in equity securities of large U.S. companies that, in the opinion of the portfolio managers, are undervalued in the market place based on a number of valuation factors, which may include price-to-earnings ratio, price-to-book ratios and price-to-cash flow ratios. The Fund emphasizes equity securities of undervalued, large U.S. companies with market capitalizations similar to the Russell 1000 Value Index.

             In analyzing specific companies for possible investment, the
            Fund's portfolio managers ordinarily look for several of the following characteristics: attractive valuation; a healthy balance sheet; overall financial strength; competitive advantages relative to peers; and other material changes that may improve future earnings prospects. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially change, to manage risk within the portfolio, or if a better total return candidate is identified.

             In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

             The Fund is currently subject to purchase and exchange
            restrictions and is available only to certain investors. Please see "Purchases, Redemptions and Exchanges" below.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

           .  Market Risk              . Liquidity Risk       . Credit Risk
           .  Issuer Risk              . Leveraging Risk      . Management Risk
           .  Value Securities Risk    . Derivatives Risk

             Please see "Summary of Principal Risks" following the Fund
            Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund recently commenced operations and does not yet have a Information full calendar year of performance. Thus, no bar chart or Average
            Annual Total Returns table is included for the Fund.

                                                                   Prospectus 17

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Redemption Fee (as a percentage of exchange price or amount
            redeemed)                                                   1.00%*

            * The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                        Distribution                 Total Annual                  Net Fund
                               Advisory and/or Service Other         Fund Operating Expense        Operating
         Share Class           Fees     (12b-1) Fees   Expenses(/1/) Expenses       Reduction(/2/) Expenses(/2/)
            ----------------------------------------------------------------------------------------------------
         Institutional Class   0.50%    None           0.59%         1.09%          (0.29%)        0.80%
            ----------------------------------------------------------------------------------------------------
         Administrative Class  0.50%    0.25%          0.59%         1.34%          (0.29%)        1.05%
            ----------------------------------------------------------------------------------------------------

            (1) Other Expenses, which are based on estimated amounts for the current fiscal year, reflects a 0.30% Administrative Fee paid by each class and 0.29% and 0.29% in organizational expenses ("Organizational Expenses") estimated to be attributable to the Institutional Class and Administrative Class shares respectively during the Fund's initial fiscal year.
            (2) Net Expenses reflects the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 0.80% for Institutional Class and 1.05% for Administrative Class shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

         Share Class                            Year 1                                   Year 3
            -----------------------------------------------------------------------------------
         Institutional Class                     $82                                      $255
            -----------------------------------------------------------------------------------
         Administrative Class                    107                                       334
            -----------------------------------------------------------------------------------

            (1) The Examples are based on the Net Fund Operating Expenses shown above.

18 PIMCO Funds: Multi-Manager Series

            Summary of Principal Risks

            The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Market      The market price of securities owned by a Fund may go up or down,
Risk        sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may also decline for a number of reasons
Risk        which directly relate to the issuer, such as management
            performance, financial leverage and reduced demand for the issuer's goods or services.

Value       Each Fund may invest in companies that may not be expected to
Securities  experience significant earnings growth, but whose securities its
Risk        portfolio manager believes are selling at a price lower than their true value. The NACM Core Equity, NACM Flex-Cap Value and NACM
            Value Funds may place particular emphasis on value securities.
            Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth      Each Fund may invest in equity securities of companies that its
Securities  portfolio manager or portfolio management team believes will
Risk        experience relatively rapid earnings growth. The NACM Core Equity,
            NACM Global, NACM Growth, NACM International and NACM Pacific Rim
            Funds may place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller The general risks associated with equity securities and liquidity Company risk are particularly pronounced for securities of companies with
Risk        smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.
            The NACM Flex-Cap Value, NACM Global and NACM Pacific Rim Funds generally have substantial exposure to this risk.

Liquidity   Liquidity risk exists when particular investments are difficult to
Risk        purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


                                                                   Prospectus 19

Foreign     Funds that invest in foreign securities, and particularly the NACM
(non-       Global, NACM International and NACM Pacific Rim Funds, may
U.S.)       experience more rapid and extreme changes in value than Funds that
Investment  invest exclusively in securities of U.S. issuers or securities
Risk        that trade exclusively in U.S. markets. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries.
            Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.
            Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a non-U.S. country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund invests a significant portion of its assets in a particular currency or narrowly defined area such as the Pacific Rim, it will generally have more exposure to regional economic risks associated with foreign investments. Adverse developments in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

Emerging    Foreign investment risk may be particularly high to the extent
Markets     that a Fund invests in emerging market securities of issuers based
Risk        in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The NACM Pacific Rim
            Fund may invest a significant portion of its assets in emerging markets. The NACM Global and NACM International Funds may also invest significant portions of their assets in emerging market securities. In addition, the risks associated with investing in a narrowly defined geographic area (discussed above under "Foreign
            (non-U.S.) Investment Risk") are generally more pronounced with respect to investments in emerging market countries.

Currency    Funds that invest directly in foreign currencies or in securities
Risk        that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The NACM Global, NACM International and
            NACM Pacific Rim Funds are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused     Focusing Fund investments in a small number of issuers, industries
Investment  or foreign currencies or regions increases risk. Funds, in
Risk        particular the Pacific Rim Fund, may be subject to increased risk to the extent that they focus their investments in securities dominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S., because companies in these areas may share common characteristics and are often subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments. Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in related industries such as "technology" or "financial and business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.

Derivatives
Risk The Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may use derivatives as part of a strategy designed to reduce, or "hedge", exposure to other risks, such as interest rate or currency risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

20 PIMCO Funds: Multi-Manager Series

Leveraging  Leverage, including borrowing, will cause the value of a Fund's
Risk        shares to be more volatile than if the Fund did not use leverage.
            This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. All of the Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Turnover    A change in the securities held by a Fund is known as "portfolio
Risk        turnover." The NACM International Fund is expected to have portfolio turnover rates greater than 200%. The NACM Pacific Rim and NACM Global Funds are expected to have portfolio turnover rates greater than 300%. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Credit      All of the Funds are subject to credit risk. This is the risk that
Risk        the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management  Each Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO Advisors, Nicholas-Applegate Capital Management and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

            Prior Nicholas-Applegate Performance Information

            The following tables set forth historical performance information for the mutual funds (the "Nicholas-Applegate Institutional Funds") managed by Nicholas-Applegate Capital Management ("NACM") that have substantially similar investment objectives, policies, strategies and investment restrictions as the PIMCO NACM Global, NACM Growth, NACM International and NACM Value Funds, respectively. The tables also show historical performance of institutional accounts managed by NACM (the "NACM Composites") with investment objectives, policies, strategies and risks substantially similar to those of certain of the Funds (the "PIMCO Funds") offered in this prospectus.

             The composite data is provided to illustrate the past performance of NACM in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the PIMCO Funds. The information shown below does not represent any PIMCO Fund's performance, and should not be considered a prediction of the future performance of a PIMCO Fund or of NACM. The PIMCO Funds (except the NACM Pacific Rim Fund) are newly organized and have no performance record of their own.

             The NACM Composite performance data shown below was calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR"/1/), retroactively applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The NACM Composites include all actual, fee-paying, discretionary, institutional private accounts managed by NACM that have investment objectives, policies, strategies and risks substantially similar to those of the respective PIMCO Funds.
            -------
            (1) AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and (ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.

                                                                   Prospectus 21

             Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the composites combine the individual accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed $500) by asset-weighing each individual account's assets value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively. The yearly returns are computed by geometrically linking the returns of each quarter within the calendar year. Investors should be aware that the SEC uses a methodology different from that used below to calculate performance which, as with the use of any methodology different from that below, could result in different performance results.

             The institutional private accounts that are included in the NACM
            Composites are subject to lower expenses than the PIMCO Funds and are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the PIMCO Funds by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the NACM Composites would have been less favorable had they been subject to the same expenses as the PIMCO Funds or had they been regulated as investment companies under the federal securities laws. Similarly, the Nicholas-Applegate Institutional Funds have been subject to lower levels of expenses than the corresponding PIMCO Funds; if they had been subject to the same level of expenses, the performance results shown below would have been lower. The results presented below are net of all fees.

             The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

             Each table below shows the average annual total returns for the corresponding Nicholas-Applegate Institutional Fund and NACM Composite, and a broad-based securities market index as of June 30, 2002.

            Prior Performance of Similar Accounts Relating to the NACM Global
            Fund

                          Nicholas-Applegate    Nicholas-Applegate      MSCI All Country
         Year             Global Select Fund    Global Select Composite World Index Free(/1/)
            ---------------------------------------------------------------------------------
         1998             46.18%                48.13%                  21.97%
            ---------------------------------------------------------------------------------
         1999             129.35%               132.41%                 26.82%
            ---------------------------------------------------------------------------------
         2000             (15.15)%              (15.54)%                (13.94)%
            ---------------------------------------------------------------------------------
         2001             (20.37)%              (19.30)%                (15.91)%
            ---------------------------------------------------------------------------------
         7/1/01-6/30/02   (13.41)%              (12.25)%                (14.22)%
            ---------------------------------------------------------------------------------
         Since
          Inception(/2/)  16.45%                17.56 %                 (0.11)%
            ---------------------------------------------------------------------------------

            (1)  The Morgan Stanley Capital International ("MSCI") All Country
                 World Index Free is an unmanaged market capitalization weighted index composed of 1,784 companies with average market capitalizations of US $5.9 billion. The Index is representative of the market structure of 22 developed countries in North America, Europe and the Pacific Rim. The
                 Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.
            (2) September 30, 1997.

            Prior Performance of Similar Accounts Relating to the NACM Growth
            Fund

                          Nicholas-Applegate    Nicholas-Applegate
                          U.S. Large Cap Select U.S. Large Cap          Russell 1000 Growth
         Year             Growth Fund           Select Growth Composite Index(/1/)
            ---------------------------------------------------------------------------------
         1997             46.07%                34.29%                  30.49%
            ---------------------------------------------------------------------------------
         1998             60.80%                62.72%                  38.71%
            ---------------------------------------------------------------------------------
         1999             96.11%                102.77%                 33.16%
            ---------------------------------------------------------------------------------
         2000             (23.98)%              (24.71)%                (22.42)%
            ---------------------------------------------------------------------------------
         2001             (41.21)%              (40.87)%                (20.42)%
            ---------------------------------------------------------------------------------
         7/1/01-6/30/02   (36.52)%              (35.81)%                (26.48)%
            ---------------------------------------------------------------------------------
         7/1/97-6/30/02   4.80%                 5.65%                   (0.28)%
            ---------------------------------------------------------------------------------
         Since
          Inception(/2/)  8.59%                 14.08%                  8.60%
            ---------------------------------------------------------------------------------

            (1) The Russell 1000 Growth Index is an unmanaged index containing those companies among the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which is comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The Russell 1000 Growth Index is considered generally representative of the market for large cap stocks.
            (2) December 27, 1996.


22 PIMCO Funds: Multi-Manager Series

            Prior Performance of Similar Accounts Relating to the NACM International Fund

                          Nicholas-Applegate Nicholas-Applegate
                          International Core International Core Growth MSCI EAFE
         Year             Growth Fund        Composite                 Index(/1/)
            ---------------------------------------------------------------------
         1997             30.63%             32.47%                    1.78%
            ---------------------------------------------------------------------
         1998             21.54%             23.65%                    20.00%
            ---------------------------------------------------------------------
         1999             69.07%             69.72%                    26.96%
            ---------------------------------------------------------------------
         2000             (23.08)%           (23.62)%                  (14.17)%
            ---------------------------------------------------------------------
         2001             (27.97)%           (27.58)%                  (21.44)%
            ---------------------------------------------------------------------
         7/1/01-6/30/02   (13.57)%           (13.52)%                  (9.49)%
            ---------------------------------------------------------------------
         7/1/97-6/30/02   2.01%              2.57%                     (1.55)%
            ---------------------------------------------------------------------
         Since
          Inception(/2/)  7.16%              8.67%                     1.26%
            ---------------------------------------------------------------------
            (1)  Morgan Stanley Capital International Europe, Australia, Far
                 East Index ("MSCI EAFE") is an unmanaged total-return
                 performance benchmark. It is a capitalization-weighted index representative of the stock market structure of Europe and the Pacific Basin.
            (2) December 27, 1996.

            Prior Performance of Similar Accounts Relating to the NACM Value
            Fund

                                                                       Russell
                          Nicholas-Applegate Nicholas-Applegate        1000
                          Large Cap Value    Large Cap Value           Value
         Year             Fund               Composite                 Index(/1/)
            ---------------------------------------------------------------------
         1997             40.55%             41.96%                    35.18%
            ---------------------------------------------------------------------
         1998             20.13%             21.36%                    15.63%
            ---------------------------------------------------------------------
         1999             8.88%              10.13%                    7.35%
            ---------------------------------------------------------------------
         2000             7.82%              9.40%                     7.01%
            ---------------------------------------------------------------------
         2001             (1.02)%            0.11%                     (5.60)%
            ---------------------------------------------------------------------
         7/1/01-6/30/02   (10.88)%           (9.87)%                   (8.96)%
            ---------------------------------------------------------------------
         7/1/97-6/30/02   8.81%              10.22%                    6.52%
            ---------------------------------------------------------------------
         Since
          Inception(/2/)  14.24%             16.45%                    13.09%
            ---------------------------------------------------------------------

            (1) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged.
            (2) April 30, 1996.

            Management of the Funds

Investment
Adviser
and
Administrator
            PIMCO Advisors serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

             PIMCO Advisors is located at 888 San Clemente Drive, Newport
            Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2002, PIMCO Advisors and its investment management affiliates had approximately $346 billion in assets under management.

             PIMCO Advisors has retained its investment management affiliate,
            Nicholas-Applegate Capital Management ("Nicholas-Applegate" or the "Sub-Adviser") to manage each Fund's investments. See "Sub-Adviser" below.

             PIMCO Advisors has retained its affiliate, Pacific Investment
            Management Company LLC ("Pacific Investment Management Company"), to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

             During December 2001, PIMCO Advisors L.P. changed its name to
            Allianz Dresdner Asset Management of America L.P. Allianz Dresdner Asset Management of America L.P. serves as the Funds' investment adviser through its PIMCO Advisors division and, acting in such capacity, is referred to as PIMCO Advisors.

             It is anticipated that PIMCO Funds Advisors LLC will replace
            PIMCO Advisors as the Adviser to the Funds within calendar year 2002. PIMCO Funds Advisors LLC is a wholly owned indirect subsidiary of PIMCO Advisors. This change would not result in any change in the advisory or administrative services provided to or fees and expenses paid by the Funds.

                                                                   Prospectus 23

Advisory    Each Fund pays PIMCO Advisors fees in return for providing or
Fees        arranging for the provision of investment advisory services. PIMCO
            Advisors (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

             Each of the Funds (except for the NACM Pacific Rim Fund) has only recently commenced operations and did not pay any advisory fees during the last fiscal year. The Nicholas-Applegate Pacific Rim Fund paid advisory fees to NACM at an annual rate of 1.00% during the fiscal year ended March 31, 2002. (The PIMCO NACM Pacific Rim Fund will pay advisory fees to PIMCO Advisors at the annual rate of 0.90% of average daily net assets.) The annual investment advisory fee rate payable by each other Fund to PIMCO Advisors (stated as a percentage of the average daily net assets of each Fund taken separately) is listed below:

                                   Advisory
         Fund                        Fees
            -------------------------------
         NACM Core Equity Fund      0.50%
         NACM Flex-Cap Value Fund   0.65%
         NACM Global Fund           0.70%
         NACM Growth Fund           0.50%
         NACM International Fund    0.70%
         NACM Value Fund            0.50%

Administrative
Fees
            Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Institutional Class and Administrative Class shareholders of each Fund pay an administrative fee to PIMCO Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Advisors, in turn, provides or procures administrative services for Institutional Class and Administrative Class shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Institutional Class and Administrative Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

             Institutional Class and Administrative Class shareholders of the
            Funds pay PIMCO Advisors monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Institutional Class and Administrative Class shares):


                                   Administrative
         Fund                           Fees
            -------------------------------------
         NACM Core Equity Fund         0.30%
         NACM Flex-Cap Value Fund      0.30%
         NACM Global Fund              0.40%
         NACM Growth Fund              0.30%
         NACM International Fund       0.50%
         NACM Pacific Rim Fund         0.50%
         NACM Value Fund               0.30%

Sub-        Nicholas-Applegate Capital Management LLC serves as the Sub-
Adviser     Adviser for the Funds. The Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets, subject to the general supervision of PIMCO Advisors and the Board of Trustees.

             Nicholas-Applegate is located at 600 West Broadway, San Diego, CA
            92101. Organized in 1984, Nicholas-Applegate, an indirect subsidiary of PIMCO Advisors, provides advisory services to mutual funds and institutional accounts. As of June 30, 2002, Nicholas-Applegate had approximately $21.8 billion in assets under management.

             Beginning August 1, 2002, Horacio Valeiras will be the Chief
            Investment Officer of Global Equity Management for the Funds. Mr. Valeiras has 15 years' prior experience with Morgan Stanley Investment Management; Miller, Anderson and Sherred; and Credit Suisse First Boston. Prior to August 1, 2002, Catherine Nicholas was the Chief Investment Officer of Global Equity Management for the Funds since 1999.

             The following individuals at Nicholas-Applegate share primary responsibility for each of the noted Funds.


         Fund              Portfolio Managers Since        Recent Professional Experience
            -------------------------------------------------------------------------------------------
         NACM Core Equity   David Pavan,      2002         Portfolio Manager for the Nicholas-Applegate
                            CFA               (inception)  Systematic since 1996. He has 6 years' prior
                                                           experience with Putnam Investments and Genus
                                                           Capital Management, Inc.

24 PIMCO Funds: Multi-Manager Series

                               Portfolio
         Fund                  Managers       Since        Recent Professional Experience
            ---------------------------------------------------------------------------------------------
                               Mark           2002         Portfolio Manager for the Nicholas-Applegate
                               Stuckelman     (inception)  Large Cap Value Fund since 1995 and Value
                                                           Opportunities Fund since 2001. He has 5 years'
                                                           prior investment management experience with
                                                           Wells Fargo Bank Investment Management Group;
                                                           Fidelity Management Trust Co. and BARRA.

                               Doug Stone     2002         Director of Nicholas-Applegate's Research and
                                              (inception)  Risk Management since 1994. He has 20 years'
                                                           prior experience; 10 years' investment
                                                           experience with the Frank Russell Company;
                                                           University of Washington; and U.S. Department
                                                           of Interior. Member of Editorial Board,
                                                           Journal of Investing.

                               Stacey Nutt,   2002         Portfolio Manager for the Nicholas-Applegate
                               Ph.D.          (inception)  U.S. Systematic since 1999. He has 6 years'
                                                           prior experience with Vestek Systems, Inc.;
                                                           Virginia Tech; and Georgia Institute of
                                                           Technology.

                               John Graves    2002         Investment Analyst for the Nicholas-Applegate
                                              (inception)  Large Cap Value Fund since 1997. He has 9
                                                           years' previous experience with the San Diego
                                                           County District Attorney's Office and Imperial
                                                           Savings.

                               Todd Wolter,   2002         Portfolio Manager for Nicholas-Applegate U.S.
                               CFA            (inception)  Systematic since 2000. He has 5 years' prior
                                                           experience with Credit Suisse Asset
                                                           Management; University of California, Irvine;
                                                           Olde Financial Corporation; and Prudential
                                                           Securities.

                               Frank Feng,    2002         Investment Analyst for Nicholas-Applegate U.S.
                               Ph.D.          (inception)  Systematic since 2001. He has 5 years' of
                                                           prior experience with Vestek Systems;
                                                           Providian Financial and the Federal Reserve
                                                           Bank of Atlanta.

                               James Li,      2002         Investment Analyst for Nicholas-Applegate U.S.
                               Ph.D., CFA     (inception)  Systematic since 2000. He has 5 years' prior
                                                           investment experience with Accessor Capital
                                                           Management and Frank Russell Company.

                               Aerus Tran     2002         Investment Analyst with Nicholas-Applegate
                                              (inception)  since 1999. He has 4 years' prior experience
                                                           with the San Diego Association of Governments;
                                                           Perwich, Goff & Karavatos; Best Mortgage, LLC;
                                                           Western Riverside Association of Governments;
                                                           San Bernardino Association of Governments.

                               Jane Edmondson 2002         Investment Analyst with Nicholas-Applegate
                                              (inception)  since 1996. She has 5 years' prior experience with Merrill, Lynch, Pierce, Fenner & Smith.

                               Edward Wagner, 2002         Investment Analyst with Nicholas-Applegate
                               CFA            (inception)  U.S. Systematic since 2000. He has 4 years'
                                                           prior investment experience with Vestek
                                                           Systems; Smith Barney; and Citibank, London

                               Mark Roemer    2002         Product Specialist with Nicholas-Applegate
                                              (inception)  since 2001. He has 5 years' prior investment
                                                           experience with Barclays Global Investors and
                                                           Kleinwort Benson Investment Management of
                                                           London.

                               Lawrence       2002         Director of Nicholas-Applegate's
                               Speidell, CFA  (inception)  Global/Systematic Management and Research since 1994. He has 23 years' prior investment
                                                           experience with Batterymarch Financial
                                                           Management and Putnam Management Company.

         NACM Flex-Cap  Value  Mark           2002         See Above
                               Stuckelman     (inception)

                               John Graves    2002         See Above
                                              (inception)

                               Aerus Tran     2002         See Above
                                              (inception)

                               Mark Roemer    2002         See Above
                                              (inception)

         NACM Global           Catherine      2002         Nicholas-Applegate's Chief Investment Officer
                               Nicholas       (inception)  from 1999 to August, 2002. She is responsible for management of global equities and trading
                                                           for the firm. Ms. Nicholas joined the firm in
                                                           1987 and has prior investment experience with
                                                           Professional Asset Securities, Inc. and
                                                           Pacific Century Advisors.

                               Pedro Marcal   2002         Portfolio Manager for the Nicholas-Applegate
                                              (inception)  Global Select Fund since 2001. Lead Portfolio
                                                           Manager for the Nicholas-Applegate Emerging
                                                           Countries Fund from 1994-2001. He has 5 years'
                                                           prior investment management experience with
                                                           A.B. Laffer & Associates and A-Mark Precious
                                                           Metals.

                               Andrew         2002         Portfolio Manager for the Nicholas-Applegate
                               Gallagher      (inception)  U.S Large Cap Select Growth Fund since 1996.
                                                           He has been a Portfolio Manger with Nicholas-
                                                           Applegate since 1992 and has 7 years' prior
                                                           investment management experience with Pacific
                                                           Century Advisors and Sentinel Asset
                                                           Management.

                                                                   Prospectus 25

                             Portfolio
         Fund                Managers       Since        Recent Professional Experience
            -------------------------------------------------------------------------------------------
                             Loretta Morris 2002         Portfolio Manger for Nicholas-Applegate
                                            (inception)  International Core Growth Fund since 1996,
                                                         International Growth Opportunities Fund since
                                                         1997, Worldwide Growth Fund since 1993 and
                                                         Global Select Fund since 2001. She has 10
                                                         years' prior investment management experience
                                                         with Collins Associates.

                             Randall Kahn,  2002         Portfolio Manager for the Nicholas-Applegate
                             CFA            (inception)  International Core Growth, Pacific Rim and
                                                         Global Select Funds since 1999. He has 12
                                                         years' prior investment experience with
                                                         American Century Investments, Daiwa Securities
                                                         America, Inc., and Daiwa Securities Co., LTD.

                             Andrew Beal    2002         Portfolio Manager for the Nicholas-Applegate
                                            (inception)  Emerging Countries Fund since 2001. He has 10 years' prior experience with Schroder
                                                         Investment Management (UK) LTD.

                             Ernesto Ramos, 2002         Portfolio Manager for the Nicholas-Applegate
                             Ph.D.          (inception)  Emerging Countries, Latin America,
                                                         International Core Growth and International
                                                         Growth Opportunities Funds since 1995.
                                                         Research Manager from 1994-1995. He has 14
                                                         years' prior investment management and
                                                         quantitative research experience with
                                                         Batterymarch Financial Management; Bolt
                                                         Beranek & Newman Inc., and Harvard University.

                             Melisa         2002         Portfolio Manager for the Nicholas-Applegate
                             Grigolite, CFA (inception)  International Growth, International Growth
                                                         Opportunities and Worldwide Funds since 1997.
                                                         Ms. Grigolite joined the firm in 1991. She has
                                                         11 years' prior experience.

                             Lawrence       2002         See Above
                             Speidell, CFA  (inception)

                             Michael        2002         International Product Specialist with
                             Fredericks     (inception)  Nicholas-Applegate since 2001. He has 7 years'
                                                         of prior investment experience with Callan
                                                         Associates; Baring Asset Management; Bank of
                                                         America; Berger Barnett Investment Partners
                                                         and Dean Witter Reynolds, Inc.

         NACM Growth         Andrew         2002         See Above
                             Gallagher      (inception)

                             William        2002         Portfolio Manager for the Nicholas-Applegate
                             Chenoweth, CFA (inception)  U.S Large Cap Select Growth Fund and U.S
                                                         Equity Fund since 1998. He has 12 years' prior
                                                         investment experience with Turner Investment
                                                         Partners, Inc. and Jefferson-Pilot
                                                         Corporation.

                             Michael        2002         Portfolio Manager for the Nicholas-Applegate
                             Carroll        (inception)  U.S Large Cap Select Growth Fund since 1998.
                                                         He has 3 years' prior investment experience
                                                         with Morgan Stanley Dean Witter & Co. and the
                                                         University of Notre Dame Investment Office.

                             Kenneth Lee,   2002         Portfolio Manager for the Nicholas-Applegate
                             CFA            (inception)  U.S Large Cap Select Growth Fund since 1999.
                                                         He has 9 years' prior investment experience
                                                         with Wells Fargo Bank and Dean Witter
                                                         Reynolds/Lederer Quantitative Research.

                             Trisha         2002         Portfolio Manager for the Nicholas-Applegate
                             Schuster, CFA  (inception)  U.S Large Cap Select Growth and Global
                                                         Healthcare Funds since 1998. She has 4 years'
                                                         prior investment experience with Bel Air
                                                         Advisor/Bear Stearns and Farmers Insurance
                                                         Company.

                             Thomas Smith,  2002         Investment Analyst for the Nicholas-Applegate
                             CFA            (inception)  U.S Large Cap Select Growth and U.S Equity
                                                         Funds since 1998. Account Administrator for
                                                         the Nicholas-Applegate Large Cap Growth and
                                                         Mid Cap Growth Funds from 1995-1998. He has 4
                                                         years' prior investment experience with Wells
                                                         Fargo Bank and Dean Witter Reynolds.

                             Thomas         2002         Portfolio Manager for the Nicholas-Applegate
                             Sullivan       (inception)  U.S Equity Fund since 1996. Mr. Sullivan
                                                         joined the firm in 1994 and his investment
                                                         experience includes Pilgrim Funds, First New
                                                         York Securities, and Donaldson, Lufkin &
                                                         Jenrette Securities Corp.

         NACM International  Loretta Morris 2002         See Above
                                            (inception)

                             Randall Kahn,  2002         See Above
                             CFA            (inception)

                             Andrew Beal    2002         See Above
                                            (inception)

                             Ernesto Ramos, 2002         See Above
                             Ph.D.          (inception)

                             Lawrence       2002         See Above
                             Speidell, CFA  (inception)

26 PIMCO Funds: Multi-Manager Series

                Portfolio
         Fund   Managers       Since        Recent Professional Experience
            ------------------------------------------------------------------------------
                Christopher    2002         Portfolio Manager for the Nicholas-Applegate
                Angioletti     (inception)  Global Technology, International Growth
                                            Opportunities and International Core Growth
                                            Funds since 1999. He has 3 years' prior
                                            investment experience with Sterling Johnston
                                            Capital Management, Inc.; Volpe, Brown, Whelan
                                            & Co., LLC; and Oppenheimer & Co. Inc.

                Jon Borchardt  2002         Investment Analyst for the Nicholas-Applegate
                               (inception)  International Core Growth Fund since 1996. He has 5 years' prior experience as a
                                            International Account Administrator with
                                            Nicholas-Applegate Capital Management and
                                            interned with Lehman Brothers Global Real
                                            Estate Group.

                Jason Campbell 2002         Portfolio Manager for the Nicholas-Applegate
                               (inception)  Pacific Rim and Global Technology Funds since
                                            1998. He has prior experience with San Diego
                                            State University Economics Department.

                John           2002         Investment Analyst for Nicholas-Applegate
                Casarietti     (inception)  Emerging Countries Fund since 2001 and Account
                                            Administrator 1998 to 2001. His experience
                                            includes responsibilities in the firm's
                                            operations department and 4 years' prior
                                            experience with Interbank Funding Group and
                                            Barron Chase Securities.

                Michael        2002         See Above
                Fredericks     (inception)

                David Fujisaki 2002         Investment Analyst for Nicholas-Applegate
                               (inception)  Pacific Rim and Emerging Countries Funds since
                                            2001. He has 1 year prior experience with
                                            Jeffrey Slocum & Associates and Tennant
                                            Corporation Japan Branch.

                Jennifer       2002         Investment Analyst with Nicholas-Applegate
                Gouslin, CFA   (inception)  since 2001. She joined the firm in 1997 as an
                                            International Account Administrator. She has 4
                                            years' prior experience with Parametric
                                            Portfolio Associates and CTC Consulting Inc.

                Melisa         2002         See Above
                Grigolite, CFA (inception)

                Rebecca        2002         Investment Analyst for Nicholas-Applegate
                Hagstrom, CFA  (inception)  Emerging Countries Fund since 2000. She has 5 years' prior experience with Prudential Global
                                            Asset Management; Prudential Capital Group and
                                            Prudential Realty Group.

                Christopher    2002         Investment Analyst for Nicholas-Applegate
                Herrera        (inception)  International Growth Opportunities and
                                            International Core Growth Funds since 2000. He
                                            has 5 years' prior experience as an intern
                                            with the firm and with Lehman Brothers Global
                                            Real Estate Group.

                Theodora       2002         Investment Analyst for Nicholas-Applegate
                Jamison        (inception)  Emerging Countries Fund and Latin America Fund since 1999. She has 2 years' prior investment
                                            experience with Donaldson, Lufkin & Jenrette
                                            and A.G. Edwards & Sons Inc.

                Peter Moon     2002         Investment Analyst for Nicholas-Applegate
                               (inception)  International Growth Opportunities and
                                            International Core Growth Funds since 2001. He
                                            has 4 years' prior investment experience with
                                            Johnson & Johnson and Sequus Pharmaceuticals,
                                            Inc. (Alza Corporation)

                Jessica        2002         Portfolio Manager for Nicholas-Applegate
                Occhialini     (inception)  Emerging Countries Fund since 1998. She joined the firm in 1995 and has 6 years' prior
                                            experience with Union Capital Advisors, Eaton
                                            Vance Management, and Caywood-Scholl Capital
                                            Management.

                Antonio Ramos  2002         Investment Analyst for Nicholas-Applegate
                               (inception)  International Structured Fund since 2001. He
                                            joined the firm in 1998 as Project Manager for
                                            the Information Management Group and joined
                                            the U.S. Systematic team in 1999. He has 10
                                            years' prior experience with Vintage Inc.,
                                            Japan and Advanced Technologies Co., Ltd.
                                            Japan

                Karl           2002         Investment Analyst for Nicholas-Applegate
                Richtenburg    (inception)  International team since 2001. He has 8 years'
                                            prior investment experience with GE Asset
                                            Management, International Equities and GFI
                                            Group Ltd., London.

                Eric           2002         Investment Analyst for Nicholas-Applegate's
                Sagmeister     (inception)  International team since 1995. His experience with Nicholas-Applegate includes 5 years' as a
                                            trade settlement coordinator and in the
                                            operations department. Previously with
                                            Qualcomm Communications

                                                                   Prospectus 27

                           Portfolio
         Fund              Managers       Since                   Recent Professional Experience
            -------------------------------------------------------------------------------------------------
                           Rolf Schild        2002 (inception)    Investment Analyst for Nicholas-Applegate
                                                                  International team since 1997. Previous
                                                                  investment experience with Raiffeisen Bank,
                                                                  Switzerland

         NACM Pacific Rim  Randall Kahn,      1999 (inception)*   See Above
                           CFA

                           Andrew Beal        2001 (inception)*   See Above

                           Lawrence           1997 (inception)*   See Above
                           Speidell, CFA

                           David Fujisaki     2001 (inception)*   See Above

                           Karl               2001 (inception)*   See Above
                           Richtenburg

                           Jason Campbell     1998 (iinception)*  See Above

                           John               2001 (inception)*   See Above
                           Casarietti

                           Michael            2001 (inception)*   See Above
                           Fredericks

         NACM Value        Mark               2002 (inception)    See Above
                           Stuckelman

                           John Graves        2002 (inception)    See Above

                           Aerus Tran         2002 (inception)    See Above

                           Mark Roemer        2002 (inception)    See Above

            * Represents the date the individual became involved in the management of the Nicholas-Applegate Pacific Rim Fund, the PIMCO NACM Pacific Rim Fund's predecessor.

Adviser/Sub-Shareholders of each Fund have approved a proposal permitting
Adviser     PIMCO Advisors to enter into new or amended sub-advisory
Relationshipagreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits PIMCO Advisors from entering into sub-advisory agreements with affiliates of PIMCO Advisors without shareholder approval, unless those affiliates are substantially wholly-owned by PIMCO Advisors.
            Subject to the ultimate responsibility of the Board of Trustees, PIMCO Advisors has the responsibility to oversee any Sub-Adviser and to recommend its hiring, termination and replacement.

Distributor The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

28 PIMCO Funds: Multi-Manager Series

            Investment Options - Institutional Class and Administrative Class Shares

            The Trust offers investors Institutional Class and Administrative Class shares of the Funds in this Prospectus (except for the NACM Pacific Rim Fund which only offers Institutional Class shares).

             The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares, except that a Redemption Fee of up to 2.00% may apply to shares that are redeemed or exchanged within 30 days of acquisition. See "Purchases, Redemptions and Exchanges--Redemption Fees" below.

             Administrative Class shares are generally subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

             . Service and Distribution (12b-1) Fees--Administrative Class
            Shares. The Trust has adopted an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of each Fund. The Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

             Each Plan allows the Funds to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

             In combination, the Plans permit a Fund to make total
            reimbursements at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

             . Arrangements with Service Agents. Institutional Class and
            Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

                                                                   Prospectus 29

            Purchases, Redemptions and Exchanges

Purchasing  Investors may purchase Institutional Class and Administrative
Shares Class shares of the Funds at the relevant net asset value ("NAV") of that class without a sales charge or other fee.

             Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

             Administrative Class shares are offered primarily through
            employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

             Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party.

             . Investment Minimum. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Fund. At the discretion of PIMCO Advisors, the minimum initial investment may be waived for Institutional Class and Administrative Class shares offered to clients of the Fund's sub-administrator, Pacific Investment Management Company, or to clients of the Sub-Adviser to the Trusts' Funds, and its affiliates, and to the benefit plans of PIMCO Advisors and its affiliates. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor in which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

             The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

             . Timing of Purchase Orders and Share Price Calculations. A
            purchase order received by the Trust's transfer agent, National Financial Data Services (the "Transfer Agent"), prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's net asset value ("NAV"). An order received after that time will be effected at the NAV determined on the next day the Trust is open for business. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

             . Initial Investment. Investors may open an account by completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

             Except as described below, an investor may purchase Institutional
            Class and Administrative Class shares only by wiring federal funds to the Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.


30 PIMCO Funds: Multi-Manager Series

             An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO Advisors or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company LLC, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

             . Additional Investments. An investor may purchase additional
            Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

             . Other Purchase Information. Purchases of a Fund's Institutional
            Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

             The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

             An investor should invest in the Funds for long-term investment purposes only. The Trust and PIMCO Advisors each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

             Institutional Class and Administrative Class shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

             Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if PIMCO Advisors or the Sub-Adviser intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

             . Restrictions on Purchases of the NACM Growth and NACM Value
            Funds. Institutional Class shares of the NACM Growth and NACM Value Funds are not available for purchase by the general public. Institutional Class shares of these two Funds are currently available only for purchase by the PIMCO Asset Allocation Fund and by the benefit plans of PIMCO Advisors and its affiliates. The Funds' Board of Trustees may modify or eliminate these restrictions at any time.

             . Retirement Plans. Shares of the Funds are available for
            purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

             . Redemption Fees. Investors in Institutional Class and
            Administrative Class shares of the Funds will be subject to a "Redemption Fee" on redemptions and exchanges equal to 1.00% (in the case of the NACM Flex-Cap Value, NACM Core Equity, NACM Growth and NACM Value Funds) or 2.00% (in the case of the NACM Global, NACM International and NACM Pacific Rim Funds) of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 30 days of their acquisition (i.e., beginning on the 31st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges. A new 30 day time period begins with each acquisition of shares through a purchase or

                                                                   Prospectus 31
            exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). In determining whether a redemption fee is payable, the first-in first-out, or "FIFO," method will be used to determine which shares are being redeemed. The Redemption Fees may be waived for certain categories of investors, as described below.

             Redemption Fees are not paid separately, but are deducted
            automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO Advisors, the Fund's Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

             The purpose of the Redemption Fees is to defray the costs
            associated with the sale of portfolio securities to satisfy redemption and exchange requests made by "market timers" and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents PIMCO Advisors' estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's redemption or exchange. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks) and the effect of "bid/asked" spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

             Waiver of Redemption Fees. Redemptions and exchanges by
            shareholders that are investing through qualified retirement plans such as 401(k) plans will not be subject to the Redemption Fee. In addition, redemptions and exchanges by shareholders that are investing through financial institutions (for example, through broker-dealer omnibus accounts) that have not agreed to assess the Redemption Fees against such shareholders will not be subject to Redemption Fees. The Trust may eliminate or modify these waivers at any time.

Redeeming    . Redemptions by Mail. An investor may redeem (sell)
Shares Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

             . Redemptions by Telephone or Other Wire Communication. An
            investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, by sending an e-mail to shareholder.services@pimco.com or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or e-mail, but must be confirmed in writing by an authorized party prior to processing.

             In electing a telephone redemption, the investor authorizes
            Pacific Investment Management Company and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Pacific Investment Management Company or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone

32 PIMCO Funds: Multi-Manager Series
            instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Pacific Investment Management Company or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

             Shareholders may decline telephone exchange or redemption
            privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

             Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

             .  Other Redemption Information. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day.

             Unless eligible for a waiver, shareholders who redeem their shares within 30 days of acquisition will pay a Redemption Fee of up to 2.00% of the NAV of the shares redeemed. See "Redemption Fees" above.

             Redemption proceeds will ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

             For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

             Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000. This mandatory redemption policy does not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

             The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.


                                                                   Prospectus 33

             Redemptions of Fund shares may be suspended when trading on the
            New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Exchange    Except as provided below, or in the applicable Funds' or series
Privilege   prospectus(es), an investor may exchange Institutional Class or
            Administrative Class shares of a Fund for shares of the same class of any other Fund or other series of the Trust that offers that class based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may also exchange shares of a Fund for shares of the same class of a series of PIMCO Funds: Pacific
            Investment Management Series, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific
            Investment Management Company, subject to any restrictions on exchanges set forth in the applicable series' prospectus(es).
            Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO Funds:
            Pacific Investment Management Series at the same address and telephone number as the Trust.

             Unless eligible for a waiver, shareholders who exchange shares of the Funds for shares of any other Fund within 30 days of their acquisition will be subject to a Redemption Fee up to 2.00% of the NAV of the shares exchanged. See "Redemption Fees" above.

             An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges investors may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.

             Institutional Class shares of the NACM Growth and NACM Value
            Funds are not available for exchanges from Institutional Class shares of other PIMCO Funds.

            How Fund Shares Are Priced

            The net asset value ("NAV") of a Fund's Institutional Class and Administrative Class shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

34 PIMCO Funds: Multi-Manager Series

             Investments initially valued in currencies other than the U.S.
            dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the NACM Global, NACM International and NACM Pacific Rim Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

             Fund shares are valued at the close of regular trading on the New
            York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

             Under certain circumstances, the per share NAV of the
            Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

            Fund Distributions

            Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the service and/or distribution fees applicable to Administrative Class shares. Each Fund intends to declare and distribute income dividends to shareholders of record at least annually. In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

             A Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions.

             Shareholders do not pay any sales charges or other fees
            (including Redemption Fees) on the receipt of shares received through the reinvestment of Fund distributions.

             For further information on distribution options, please contact the Trust at 1-800-927-4648.

            Tax Consequences

             . Taxes on Fund Distributions. A shareholder subject to U.S.
            federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

                                                                   Prospectus 35

             Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long the shareholder owned the shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to shareholders as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount will generally be taxable as ordinary income.

             Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

             . Taxes on Redemptions or Exchanges of Shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

             . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders of the NACM Global, NACM International and NACM Pacific Rim Funds may be entitled to claim a credit or deduction with respect to foreign taxes.

             . A Note on Backup Withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be 30% for amounts paid in 2002 if a Fund is required to apply backup withholding to taxable distributions payable to a shareholder. Please see the Statement of Additional Information for further details about the new backup withholding tax rates.

             This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

            Characteristics and Risks of Securities and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of PIMCO Advisors, the Sub-Adviser and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed       Fixed income securities are obligations of the issuer to make
Income      payments of principal and/or interest on future dates, and include
Securities  corporate and government bonds, notes, certificates of deposit,
and         commercial paper, convertible securities and mortgage-backed and
Defensive   other asset-backed securities.
Strategies

             Under normal market conditions, the Funds will invest primarily in equity securities. In addition, the Funds may invest a portion of their assets in debt obligations issued or guaranteed by the U.S. government or foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational government entities, and debt obligations of corporate issuers. There is no limit on the average maturity of the debt securities in the Funds' portfolios. Such debt obligations may be unrated or rated,

36 PIMCO Funds: Multi-Manager Series
            at the time of purchase, below investment grade by Standard & Poor's, Moody's or another recognized international rating organization. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates. When the Sub-Adviser believes that any of the Funds should adopt a temporary defensive posture (as part of a non-principal investment strategy), any Fund may hold all or a substantial portion of its assets in high-quality fixed income securities, which may include debt obligations issued or guaranteed by the U.S. government or non-U.S. governments, (including their agencies, instrumentalities, authorities and political subdivisions), by international or supranational government entities, and by U.S. and non-U.S. corporate issuers.

             Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer durations (defined below) tend to be more sensitive to interest rate movements than those with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. Generally, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Companies
With
Smaller
Market
Capitalizations
            Each of the Funds may invest in securities of companies with market capitalizations that are small compared to other publicly traded companies. The NACM Flex-Cap Value, NACM Global and NACM Pacific Rim Funds generally have substantial exposure to this risk.

             Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

             Because securities of smaller companies may have limited
            liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Initial     The Funds may purchase securities in initial public offerings
Public      (IPOs). These securities are subject to many of the same risks of
Offerings   investing in companies with smaller market capitalizations.
            Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions fewer companies may issue securities in IPOs.
            Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one
            Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

                                                                   Prospectus 37

Foreign     The NACM Global and NACM International Funds invest principally in
(non-       securities of foreign issuers, securities traded principally in
U.S.)       securities markets outside the United States and/or securities
Securities  denominated in foreign currencies (together, "foreign securities"). The NACM Pacific Rim Fund invests principally in equity securities of companies located within the Pacific Rim.

             All of the Funds may invest in American Depository Receipts
            (ADRs), European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

             Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

             Certain Funds, particularly the NACM Global and NACM
            International Funds, may invest in companies located in both EMU and non-EMU European countries. Investments in EMU countries, all of which use the euro as their currency, involve certain risks. The EMU's objective is to create a single, unified market through which people, goods and money can work freely. Participation in the EMU is based on countries meeting certain financial criteria contained in the treaty creating the EMU. The transition to the EMU may be troubled as twelve separate nations adjust to the reduction in flexibility, independence and sovereignty that the EMU requires. High unemployment and a sense of "deculteralization" within the general public and the participating countries could lead to political unrest and continuing labor disturbances.

Emerging    Each of the Funds may invest in securities of issuers based in or
Market      that trade principally in countries with developing (or "emerging
Securities  market") economies. The NACM Pacific Rim Fund may invest a significant portion of its assets in emerging market securities.
            Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility;
            restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

             Additional risks of emerging market securities may include:
            greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

38 PIMCO Funds: Multi-Manager Series

             Special Risks of Investing in Russian and Other Eastern European
            Securities. The NACM Global and NACM International Funds may each invest a significant portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign     A Fund that invests directly in foreign currencies or in
Currencies  securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The NACM Global, NACM
            International and NACM Pacific Rim Funds are particularly sensitive to this risk.

             Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

             Foreign Currency Transactions. The NACM Global, NACM
            International and NACM Pacific Rim Funds may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. In addition, these Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

             The NACM Global, NACM International and NACM Pacific Rim Funds
            may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. These Funds may use one currency (or basket of currencies) to hedge against adverse changes in the value of another currency (or basket of currencies) when exchange rates between the two currencies are positively correlated. Each Fund will segregate assets determined to be liquid by PIMCO Advisors or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Convertible Each Fund may invest in convertible securities. Convertible Securities securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or

                                                                   Prospectus 39
            dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives Each Fund may, to a limited extent, use a number of derivative instruments for risk management purposes (hedging) as part of its non-principal investment strategy. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

             Examples of derivative instruments include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

             A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

             Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

             Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

             Liquidity Risk. Liquidity risk exists when a particular
            derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

             Leveraging Risk. Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO Advisors or the Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

             Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

             Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a

40 PIMCO Funds: Multi-Manager Series
            security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

             Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Equity-     The Funds may invest in equity-linked securities, such as
Linked      participation notes, equity swaps and zero-strike options and
Securities  warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. See
            "Foreign (non-U.S.) Securities" above. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as participation notes, swap agreements and zero-strike warrants and options. See
            "Derivatives" above. Equity-linked securities may be considered illiquid and thus subject to each Fund's restrictions on investments in illiquid securities.

Credit      The Funds may invest in securities based on their credit ratings
Ratings     assigned by rating agencies such as Moody's Investors Service,
and         Inc. ("Moody's") and Standard and Poor's Ratings Services ("S&P").
Unrated     Moody's, S&P and other rating agencies are private services that
Securities  provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and the Sub-Adviser do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

             A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High        Securities rated lower than Baa by Moody's or lower than BBB by
Yield       S&P are sometimes referred to as "high yield securities" or "junk
Securities  bonds." Each of the Funds may invest in these securities.
            Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of    For the purpose of achieving income, each Fund may lend up to 30%
Portfolio   of its total assets to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

                                                                   Prospectus 41

Short       Each Fund may make short sales as part of its overall portfolio
Sales       management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Except for the NACM Global, NACM International and NACM
            Pacific Rim Funds, a Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short.
            Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-       Each Fund may purchase securities which it is eligible to purchase
Issued,     on a when-issued basis, may purchase and sell such securities for
Delayed     delayed delivery and may make contracts to purchase such
Delivery    securities for a fixed price at a future date beyond normal
and         settlement time (forward commitments). When-issued transactions,
Forward     delayed delivery purchases and forward commitments involve a risk
Commitment of loss if the value of the securities declines prior to the Transactionssettlement date. This risk is in addition to the risk that the
            Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Each Fund may enter into repurchase agreements, in which the Fund Agreements purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse     Each Fund may enter into reverse repurchase agreements, subject to
Repurchase the Fund's limitations on borrowings. A reverse repurchase Agreements agreement involves the sale of a security by a Fund and its
And Other   agreement to repurchase the instrument at a specified time and
Borrowings  price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO Advisors or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Illiquid    Each Fund may invest in securities that are illiquid so long as
Securities  not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term
            "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment  The Funds may invest up to 5% of their assets in securities of
in Other    other investment companies, such as closed-end management
Investment investment companies, or in pooled accounts or other investment Companies vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

42 PIMCO Funds: Multi-Manager Series

Portfolio   The length of time a Fund has held a particular security is not
Turnover    generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each
            Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The NACM International Fund is expected to have portfolio turnover rates greater than 200%. The NACM Pacific Rim and NACM Global Funds are expected to have portfolio turnover rates greater than 300%. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Changes     The investment objective of each of the Funds described in this
in          Prospectus may be changed by the Board of Trustees without
Investment shareholder approval. Unless otherwise stated in the Statement of Objectives Additional Information, all investment policies of the Funds may
and         be changed by the Board of Trustees without shareholder approval.
Policies    If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and     In addition to the risks described under "Summary of Principal
Smaller-    Risks" above and in this section, each of the Funds (except for
Sized       NACM Pacific Rim Fund) are newly formed and therefore have no
Funds       performance history for investors to evaluate. Also, it is possible that the Funds, particularly the smaller-sized Funds, may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds' size, may have a disproportionate impact on the Funds' performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage Unless otherwise stated, all percentage limitations on Fund Investment investments listed in this Prospectus will apply at the time of Limitations investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. References to assets in the percentage limitations on the Funds' investments refer to total assets, except with respect to the principal investment objectives of the NACM Core Equity and NACM Pacific Rim Funds. References to assets in the first paragraph of the Fund Summaries for these two funds refer to net assets plus borrowings made for investment purposes.

Other       The Funds may invest in other types of securities and use a
Investments variety of investment techniques and strategies which are not
and         described in this Prospectus. These securities and techniques may
Techniques  subject the Funds to additional risks. Please see the Statement of
            Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

                                                                   Prospectus 43

            Financial Highlights

            The financial highlights table is intended to help you understand the financial performance of the Institutional Class shares of the Nicholas-Applegate Pacific Rim Fund, the PIMCO NACM Pacific Rim Fund's predecessor, since the inception of the Nicholas-Applegate Pacific Rim Fund (12/31/97). The Nicholas-Applegate Pacific Rim Fund reorganized into the PIMCO NACM Pacific Rim Fund on July 20, 2002. The information below reflects financial results for an Institutional Class share of the Nicholas-Applegate Pacific Rim Fund outstanding throughout each period indicated. The NACM Pacific Rim Fund did not offer Administrative Class shares during the periods shown. Since the other Funds recently commenced operations and do not yet have a full calendar year of performance, financial highlights are unavailable for these Funds.

            The total returns in the table represent the rate that an investor would have earned or lost on an investment in Institutional Class shares of the Nicholas-Applegate Pacific Rim Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, whose report, along with the Nicholas-Applegate Pacific Rim Fund's financial statements, are included in the Nicholas-Applegate Institutional Funds' annual reports to shareholders. The annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

                      Net Asset                   Net Realized   Total Income Dividends  Distributions
Year or               Value     Net               and Unrealized from         from Net   from Net
Period                Beginning Investment        Gains (Loss)   Investment   Investment Realized
Ended                 of Period Income (Loss) (1) on Investments Operations   Income     Capital Gains
-------               --------- ----------------- -------------- ------------ ---------- -------------
Pacific Rim Fund--
 Institutional Class
  3/31/02              $ 6.93        $ 0.05           $ 0.24        $ 0.29       $--        $--
  3/31/01               25.45         (0.08)           (7.10)        (7.18)       --         (11.34)
  3/31/00               12.33         (0.11)           16.15         16.04        --         (2.92)
  3/31/99               12.66         (0.07)           (0.26)        (0.33)       --         --
  12/31/97--3/31/98     12.50         0.02             0.14          0.16         --         --

(1) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1, 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)  Total returns are not annualized for periods less than one year.
(3) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(4)  Net expenses include certain items not subject to expense reimbursement.

44 PIMCO Funds: Multi-Manager Series

                                 Net                                                                       Ratio of Net
                 Fund            Asset          Net Assets, Ratio of                                       Investment
                 Reimbursement   Value  Total   End of      Expenses to Expense                            Income (Loss)
   Total         Fee Added in    End of Return  Period      Average Net (Reimbursements)/ Net              to Average
   Distributions Paid-In-Capital Period (2)     (in 000's)  Assets (3)  Recoupment (3)    Expenses (3),(4) Net Assets (3)
   ------------- --------------- ------ ------  ----------- ----------- ----------------- ---------------- --------------
   $   --             $--        $7.22  4.18%     $11,429      3.57%         (2.12)%            1.45%          0.70%
    (11.34)            --         6.93  (36.44)     2,026      8.20          (6.42)             1.78           (0.60)
    (2.92)             --         25.45 136.92      3,821      6.25          (4.63)             1.62           (0.55)
    --                 --         12.33 (2.69)      1,099      14.68         (13.11)            1.57           (0.67)
    --                 --         12.66 1.28        1,197      4.50          (3.10)             1.40           0.74

Portfolio
Turnover
Rate
 ---------
390%
1180
424
450
86

                                                                   Prospectus 45

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46 PIMCO Funds: Multi-Manager Series

                      (This page left blank intentionally)
                                                                   Prospectus
                                                                              47

                      (This page left blank intentionally)
  PIMCO Funds: Multi-Manager Series
48

            -------------------------------------------------------------------
PIMCO       INVESTMENT ADVISER AND ADMINISTRATOR
Funds:      PIMCO Advisors, a division of Allianz Dresdner Asset Management of
Multi-      America L.P., 888 San Clemente Drive, Newport Beach, CA 92660
Manager
Series

            -------------------------------------------------------------------
            CUSTODIAN
            State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO
            64105

            -------------------------------------------------------------------
            TRANSFER AGENT
            National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105

            -------------------------------------------------------------------
            INDEPENDENT ACCOUNTANTS
            PricewaterhouseCoopers LLP, 1055 Broadway, 10th Floor, Kansas
            City, MO 64105

            -------------------------------------------------------------------
            LEGAL COUNSEL
            Ropes & Gray, One International Place, Boston, MA 02110

            -------------------------------------------------------------------

The Trust's Statement of Addtional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds:
Multi-Manager Series
840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov. Reference the Trust's Investment Company Act file number in your correspondence.

Investment Company Act File No: 811-6161


                PIMCO
                FUNDS

PIMCO Funds

840 Newport Center Drive
Suite 300
Newport Beach, CA 92660


15-24281-00

                                                        Filed under Rule 497(c).
                                                File Nos. 33-36528 and 811-6161.

JULY 22, 2002

                                                          PIMCO Funds Prospectus


Share Classes           GROWTH STOCK FUNDS
A  B  C                 NACM Growth Fund

                        BLEND STOCK FUNDS
                        NACM Core Equity Fund

                        VALUE STOCK FUNDS
                        NACM Value Fund
                        NACM Flex-Cap Value Fund

                        GLOBAL STOCK FUNDS
                        NACM Global Fund

                        INTERNATIONAL STOCK FUNDS
                        NACM International Fund
                        NACM Pacific Rim Fund


                        Managed by Nicholas-Applegate Capital Management and distributed by PIMCO Funds Distributors LLC, both members of the Allianz Group.

                        This cover is not part of the Prospectus.

                                                                           PIMCO
                                                                           FUNDS

Receive this report electronically
and eliminate paper mailings.
See back cover for details.

            PIMCO Funds Prospectus

PIMCO       This Prospectus describes 7 mutual funds offered by PIMCO Funds:
Funds:      Multi-Manager Series. The Funds provide access to the professional
Multi-      investment advisory services offered by PIMCO Advisors and its
Manager     investment management affiliate, Nicholas-Applegate Capital
Series      Management. As of June 30, 2002, PIMCO Advisors and its investment management affiliates managed approximately $346 billion.
July 22,
2002

            The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.
Share
Classes
A, B and
C

            The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
                                            PIMCO Funds: Multi-Manager Series
                                                                               1

            Table of Contents

         Summary Information..............................................   3
         Fund Summaries
           NACM Core Equity Fund..........................................   4
           NACM Flex-Cap Value Fund.......................................   6
           NACM Global Fund...............................................   8
           NACM Growth Fund...............................................  10
           NACM International Fund........................................  12
           NACM Pacific Rim Fund..........................................  14
           NACM Value Fund................................................  17
         Summary of Principal Risks.......................................  19
         Prior Nicholas-Applegate Performance Information.................  21
         Management of the Funds..........................................  23
         Investment Options - Class A, B and C Shares.....................  28
         How Fund Shares Are Priced.......................................  32
         How to Buy and Sell Shares.......................................  32
         Fund Distributions...............................................  36
         Tax Consequences.................................................  37
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  37
         Financial Highlights.............................................  46

  Prospectus
2

           Summary Information

 The table below lists the investment objectives and compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 4.

                                                                                       Approximate Approximate
                            PIMCO         Investment            Main                   Number of   Capitalization
                            Fund          Objective             Investments            Holdings    Range
 -------------------------------------------------------------------------------------------------------------------------
  Growth Stock Funds        NACM Growth   Long-term capital     Large capitalization   30--40      Upper 90% of the
                                          appreciation          equity                             Russell 1000 Growth
                                                                securities                         Index
 -------------------------------------------------------------------------------------------------------------------------
  Blend Stock Funds         NACM Core     Long-term capital     Large capitalization   100--150    Russell 1000 Index
                            Equity        appreciation          equity
                                                                securities
 -------------------------------------------------------------------------------------------------------------------------
  Value Stock Funds         NACM Value    Long-term capital     Equity securities of   60--75      Russell 1000 Value
                                          appreciation          large U.S.                         Index
                                                                companies that are
                                                                undervalued
                                                                in the marketplace
               ----------------------------------------------------------------------------------------------------------
                            NACM Flex-Cap Long-term capital     Equity securities of   50--75      All capitalizations
                            Value         appreciation          U.S.
                                                                companies that are
                                                                undervalued
                                                                in the marketplace
 -------------------------------------------------------------------------------------------------------------------------
  Global Stock Funds        NACM Global   Maximum long-term     Equity securities of   65--90      All capitalizations
                                          capital               large
                                          appreciation          capitalization
                                                                companies located
                                                                in at least three
                                                                different
                                                                countries
 -------------------------------------------------------------------------------------------------------------------------
  International Stock Funds NACM          Maximum long-term     Equity securities of   100--150    Companies with
                            International capital               large                              capitalizations in the
                                          appreciation          capitalization                     top 75% of the relevant
                                                                companies in at                    market
                                                                least three non-U.S.
                                                                countries
               ----------------------------------------------------------------------------------------------------------
                            NACM Pacific  Long-term growth of   Equity securities of   80--110     All capitalizations
                            Rim           capital               companies
                                                                located within the
                                                                Pacific Rim
 -------------------------------------------------------------------------------------------------------------------------

Fund
Descriptions,
Performance
and Fees
            The Funds provide a broad range of investment choices. The following Fund Summaries identify each Fund's investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

Note for    It is possible to lose money on investments in the Funds. The fact
All Funds   that a Fund had good performance in the past is no assurance that the value of the Fund's investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal
            Deposit Insurance Corporation or any other government agency.
                                            PIMCO Funds: Multi-Manager Series
                                                                               3

            NACM Core Equity Fund

              Investment           Fund Focus             Approximate
              Objective                                   Capitalization
                                                          Range
--------------------------------------------------------------------------------
                                   Large
Principal     Seeks                capitalization
Investments   long-term            equity securities      Russell 1000 Index
and           capital
Strategies    appreciation

                                   Approximate Number     Dividend Frequency
                                   of Holdings            At least annually
              Fund                 100-150
              Category
              Blend
              Stocks

            The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities. The Fund emphasizes U.S. companies with large market capitalizations. Generally, large companies are those with market capitalizations similar to the Russell 1000 Index as measured at the time of purchase ($3 billion and greater as of May, 2002). The capitalizations of the companies held by the Fund may fluctuate greatly as the market moves upwards or downwards.

             The portfolio managers select stocks for the Fund using both
            "growth" and "value" styles. When using a "growth" style, the portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. When using a "value" style, the portfolio managers seek to identify companies with stocks having below-average valuations whose business fundamentals are expected to improve. The portfolio managers determine valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios.

             In analyzing specific companies for possible investment, the
            Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

             In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

           .  Market Risk         .  Value Securities Risk   .  Management Risk
           .  Issuer Risk         .  Liquidity Risk          .  Leveraging Risk
           .  Growth Securities
              Risk                .  Derivatives Risk        .  Credit Risk

             Please see "Summary of Principal Risks" following the Fund
            Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund recently commenced operations and does not yet have a Information full calendar year of performance. Thus, no bar chart or Average
            Annual Total Returns table is included for the Fund.
  Prospectus
4

--------------------------------------------------------------------------------
            These tables describe the fees and expenses you may pay if you buy
Fees and    and hold Class A, B or C shares of the Fund:
Expenses
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                   Maximum Sales Charge            Maximum Contingent Deferred
                   (Load) Imposed                  Sales Charge (Load)
                   on Purchases (as a percentage   (as a percentage of original
                   of offering price)              purchase price)
            -------------------------------------------------------------------
         Class A   5.50%                           1%(/1/)
            -------------------------------------------------------------------
         Class B   None                            5%(/2/)
            -------------------------------------------------------------------
         Class C   None                            1%(/3/)
            -------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(/1/)

                               Distribution                    Total Annual                  Net Fund
                      Advisory and/or Service    Other         Fund Operating Expense        Operating
         Share Class  Fees     (12b-1) Fees(/2/) Expenses(/3/) Expenses       Reduction(/4/) Expenses(/4/)
            ----------------------------------------------------------------------------------------------
         Class A      0.50%    0.25%             0.79%         1.54%          (0.29%)        1.25%
            ----------------------------------------------------------------------------------------------
         Class B      0.50     1.00              0.79          2.29           (0.29)         2.00
            ----------------------------------------------------------------------------------------------
         Class C      0.50     1.00              0.79          2.29           (0.29)         2.00
            ----------------------------------------------------------------------------------------------

            (1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
            (2) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (3) Other Expenses, which are based on estimated amounts for the current fiscal year, reflects a 0.50% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and 0.29% in organizational expenses ("Organizational Expenses") estimated to be attributable to Class A, Class B, and Class C shares during the Fund's initial fiscal year.
            (4) Net Expenses reflect the effect of a contractual agreement by
                PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.25% for Class A shares and 2.00% for Class B and Class C shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

                      Example: Assuming you redeem your shares at Example: Assuming you do not redeem
                      the end of each period                      your shares
         Share Class  Year 1                Year 3                Year 1            Year 3
            -----------------------------------------------------------------------------------------
         Class A      $670                  $925                  $670              $925
            -----------------------------------------------------------------------------------------
         Class B       703                   927                   203               627
            -----------------------------------------------------------------------------------------
         Class C       303                   627                   203               627
            -----------------------------------------------------------------------------------------

            (1)  The Examples are based on the Net Fund Operating Expenses shown above.
                                            PIMCO Funds: Multi-Manager Series
                                                                               5

            NACM Flex-Cap Value Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund Focus             Approximate
Investments   Objective            Equity securities      Capitalization Range
and           Seeks long-term      of U.S. companies      All
Strategies    capital              that are               capitalizations
              appreciation         undervalued in the
                                   marketplace

                                                          Dividend
                                                          Frequency

              Fund                                        At least
              Category                                    annually
                                   Approximate Number of Holdings
              Value                50-75
              Stocks

            The Fund seeks to achieve its investment objective by investing primarily in common stock of U.S. companies that, in the opinion of the portfolio managers, are undervalued in the market place based on a number of valuation factors, which may include price-to-earnings ratios, price-to-book ratios and price-to-cash flow ratios.

             In analyzing specific companies for possible investment, the
            Fund's portfolio managers ordinarily look for several of the following characteristics: attractive valuation; a healthy balance sheet; overall financial strength; competitive advantages relative to peers; and other material changes that may improve future earnings prospects. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially change, to manage risk within the portfolio, or if a better total return candidate is identified.

             In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

           .  Market Risk            . Liquidity Risk       . Credit Risk
           .  Issuer Risk            . Leveraging Risk      . Management Risk
           .  Value Securities Risk  . Smaller Company Risk . Derivatives Risk

             Please see "Summary of Principal Risks" following the Fund
            Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund recently commenced operations and does not yet have a Information full calendar year of performance. Thus, no bar chart or Average
            Annual Total Returns table is included for the Fund.
  Prospectus
6

--------------------------------------------------------------------------------
            These tables describe the fees and expenses you may pay if you buy
Fees and    and hold Class A, B or C shares of the Fund:
Expenses
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(/1/)

                               Distribution                    Total Annual                  Net Fund
                      Advisory and/or Service    Other         Fund Operating Expense        Operating
         Share Class  Fees     (12b-1) Fees(/2/) Expenses(/3/) Expenses       Reduction(/4/) Expenses(/4/)
            ----------------------------------------------------------------------------------------------
         Class A      0.65%    0.25%             0.79%         1.69%          (0.29%)        1.40%
            ----------------------------------------------------------------------------------------------
         Class B      0.65     1.00              0.79          2.44           (0.29)         2.15
            ----------------------------------------------------------------------------------------------
         Class C      0.65     1.00              0.79          2.44           (0.29)         2.15
            ----------------------------------------------------------------------------------------------

            (1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
            (2) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (3) Other Expenses, which are based on estimated amounts for the current fiscal year, reflect a 0.50% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and 0.29% in organizational expenses ("Organizational Expenses") estimated to be attributable to Class A, Class B, and Class C shares during the Fund's initial fiscal year.
            (4) Net Expenses reflect the effect of a contractual agreement by
                PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.40% for Class A shares and 2.15% for Class B and Class C shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

                                                                  Example:
                                                                  Assuming you
                  Example: Assuming you redeem your shares at the do not redeem
                  end of each period                              your shares
         Share
          Class   Year 1                  Year 3                  Year 1 Year 3
            -------------------------------------------------------------------
         Class A  $685                    $969                    $685   $969
            -------------------------------------------------------------------
         Class B   718                     973                     218    673
            -------------------------------------------------------------------
         Class C   318                     673                     218    673
            -------------------------------------------------------------------

            (1) The Examples are based on the Net Fund Operating Expenses shown above.
                                            PIMCO Funds: Multi-Manager Series
                                                                               7

            NACM Global Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund Focus             Approximate
Investments   Objective            Equity securities      Capitalization
and           Seeks maximum        of large               Range
Strategies    long-term            capitalization         All capitalizations
              capital              companies located
              appreciation         in at least three
                                   different countries

                                                          Dividend Frequency

                                                          At least annually
              Fund Category
              Global Stocks        Approximate Number
                                   of Holdings

                                   65-90

            The Fund seeks to achieve its investment objective by investing primarily in equity securities of companies that the portfolio managers believe are leaders in their respective industries or emerging new players with established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages. The portfolio managers consider any company with these characteristics regardless of its capitalization, domicile or industry.

             In analyzing specific companies for possible investment, the
            Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

             The portfolio managers allocate the Fund's assets among
            securities of countries that they expect will provide the best opportunities for meeting the Fund's investment objective.

             The portfolio managers expect a high portfolio turnover rate which can be 300% or more.

             In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

           . Foreign (non-U.S.)  .Growth Securities Risk .Management Risk
            Investment Risk      .Currency Risk          .Turnover Risk
           . Emerging Markets    .Issuer Risk            .Liquidity Risk
             Risk
           . Credit Risk         .Derivatives Risk       .Smaller Company Risk
           . Market Risk         .Leveraging Risk

             Please see "Summary of Principal Risks" following the Fund
            Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund recently commenced operations and does not yet have a Information full calendar year of performance. Thus, no bar chart or Average
            Annual Total Returns table is included for the Fund.
  Prospectus
8

--------------------------------------------------------------------------------
            These tables describe the fees and expenses you may pay if you buy
Fees and    and hold Class A, B or C shares of the Fund:
Expenses
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  1%                                               1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(/1/)

                               Distribution                    Total Annual                  Net Fund
                      Advisory and/or Service    Other         Fund Operating Expense        Operating
         Share Class  Fees     (12b-1) Fees(/2/) Expenses(/3/) Expenses       Reduction(/4/) Expenses(/4/)
            ----------------------------------------------------------------------------------------------
         Class A      0.70%    0.25%             0.89%         1.84%          (0.29%)        1.55%
            ----------------------------------------------------------------------------------------------
         Class B      0.70     1.00              0.89          2.59           (0.29)         2.30
            ----------------------------------------------------------------------------------------------
         Class C      0.70     1.00              0.89          2.59           (0.29)         2.30
            ----------------------------------------------------------------------------------------------

            (1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
            (2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (3) Other Expenses, which are based on estimated amounts for the current fiscal year, reflect a 0.60% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and 0.29% in organizational expenses ("Organizational Expenses") estimated to be attributable to Class A, Class B, and Class C shares during the Fund's initial fiscal year.
            (4) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.55% for Class A shares and 2.30% for Class B and Class C shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

                 Example: Assuming you redeem your shares at the end of each period  Example: Assuming you do not redeem your shares
    Share Class  Year 1                            Year 3                            Year 1                  Year 3
            ---------------------------------------------------------------------------------------------------------------
    Class A      $699                              $1,013                            $699                    $1,013
            ---------------------------------------------------------------------------------------------------------------
    Class B       733                               1,018                             233                       718
            ---------------------------------------------------------------------------------------------------------------
    Class C       479                                 811                             331                       811
            ---------------------------------------------------------------------------------------------------------------

            (1) The Examples are based on the Net Fund Operating Expenses shown above.
                                            PIMCO Funds: Multi-Manager Series
                                                                               9

            NACM Growth Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund Focus             Approximate
Investments   Objective            Large                  Capitalization
and           Seeks                capitalization         Range
Strategies    long-term            equity securities      Upper 90% of the
              capital                                     Russell 1000 Growth
              appreciation         Approximate Number     Index
                                   of Holdings
              Fund                 30-40                  Dividend Frequency
              Category                                    At least annually
              Growth
              Stocks

            The Fund seeks to achieve its investment objective by investing at least 65% of its assets in equity securities of U.S. companies with large market capitalizations. The Fund defines large capitalization companies as those with market capitalizations similar to the upper 90% of the Russell 1000 Growth Index as measured at the time of purchase ($3 billion and greater as of May, 2002). The capitalization of the companies held by the Fund may fluctuate greatly as the market moves upwards or downwards. The Fund's portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings.

             In analyzing specific companies for possible investment, the
            Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

             In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

           .  Market Risk               . Liquidity Risk       . Leveraging Risk
           .  Issuer Risk               . Credit Risk          . Management Risk
           .  Growth Securities Risk    . Derivatives Risk

             Please see "Summary of Principal Risks" following the Fund
            Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund recently commenced operations and does not yet have a Information full calendar year of performance. Thus, no bar chart or Average
            Annual Total Returns table is included for the Fund.
  Prospectus
10

--------------------------------------------------------------------------------
            These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Fees and    Shareholder Fees (fees paid directly from your investment)
Expenses
of the
Fund

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(/1/)

                                Distribution
                                and/or Service               Total Annual                  Net Fund
                       Advisory (12b-1)        Other         Fund Operating Expense        Operating
         Share Class   Fees     Fees(/2/)      Expenses(/3/) Expenses       Reduction(/4/) Expenses(/4/)
            --------------------------------------------------------------------------------------------
         Class A       0.50%    0.25%          0.79%         1.54%          (0.29%)        1.25%
            --------------------------------------------------------------------------------------------
         Class B       0.50     1.00           0.79          2.29           (0.29)         2.00
            --------------------------------------------------------------------------------------------
         Class C       0.50     1.00           0.79          2.29           (0.29)         2.00
            --------------------------------------------------------------------------------------------

            (1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
            (2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (3) Other Expenses, which are based on estimated amounts for the current fiscal year, reflect a 0.50% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and 0.29% in organizational expenses ("Organizational Expenses") estimated to be attributable to Class A, Class B, and Class C shares during the Fund's initial fiscal year.
            (4) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.25% for Class A shares and 2.00% for Class B and Class C shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

                                                                Example:
                                                                Assuming you
                      Example: Assuming you redeem your shares  do not redeem
                      at the end of each period                 your shares
         Share Class  Year 1               Year 3               Year 1 Year 3
            -----------------------------------------------------------------
         Class A      $670                 $925                 $670   $925
            -----------------------------------------------------------------
         Class B       703                  927                  203    627
            -----------------------------------------------------------------
         Class C       303                  627                  203    627
            -----------------------------------------------------------------

            (1)  The Examples are based on the Net Fund Expenses shown above.
                                            PIMCO Funds: Multi-Manager Series
                                                                              11

            NACM International Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund Focus             Approximate
Investments   Objective            Equity securities      Capitalization
and           Seeks maximum        of large               Range
Strategies    long-term            capitalization         Companies with
              capital              companies in at        capitalizations in
              appreciation         least three            the top 75% of the
                                   countries outside      relevant market
                                   the United States




              Fund
              Category             Approximate Number     Dividend Frequency
              International        of Holdings            At least annually
              Stocks               100-150

            The Fund seeks to achieve its investment objective by investing primarily in equity securities of large capitalization companies ("large cap stocks") located in at least three countries outside of the United States. The Fund may invest in over 50 different countries worldwide. The Fund generally invests in companies whose stock market capitalizations are in the top 75% of publicly-traded companies in the relevant market. The capitalization range for large capitalization stocks will vary from country to country and may fluctuate greatly due to changing currency values, differences in the size of the respective economies and movements in local stock markets. The Fund may also invest in companies located in countries with emerging securities markets. The Fund may invest up to 35% of its assets in U.S. companies. The portfolio managers allocate the Fund's assets among securities of countries that they expect will provide the best opportunities for meeting the Fund's investment objective.

             The portfolio managers focus on a "bottom-up" analysis of the financial conditions and competitiveness of individual companies worldwide. In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

             The portfolio managers expect a high portfolio turnover rate which can be 200% or more.

             In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

           .  Market      . Liquidity Risk   . Emerging Markets Risk
              Risk
           .  Issuer      . Currency Risk    . Foreign (non-U.S.) Investment Risk
              Risk
           .  Growth      . Credit Risk      . Leveraging Risk
              Securities
              Risk
           .  Turnover    . Derivatives Risk . Management Risk
              Risk

             Please see "Summary of Principal Risks" following the Fund
            Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund recently commenced operations and does not yet have a Information full calendar year of performance. Thus, no bar chart or Average
            Annual Total Returns table is included for the Fund.
  Prospectus
12

--------------------------------------------------------------------------------
            These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Fees and    Shareholder Fees (fees paid directly from your investment)
Expenses
of the
Fund

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  1%                                               1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(/1/)

                                Distribution
                                and/or Service               Total Annual                  Net Fund
                       Advisory (12b-1)        Other         Fund Operating Expense        Operating
         Share Class   Fees     Fees(/2/)      Expenses(/3/) Expenses       Reduction(/4/) Expenses(/4/)
            --------------------------------------------------------------------------------------------
         Class A       0.70%    0.25%          0.99%         1.94%          (0.29%)        1.65%
            --------------------------------------------------------------------------------------------
         Class B       0.70     1.00           0.99          2.69           (0.29)         2.40
            --------------------------------------------------------------------------------------------
         Class C       0.70     1.00           0.99          2.69           (0.29)         2.40
            --------------------------------------------------------------------------------------------

            (1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
            (2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (3) Other Expenses, which are based on estimated amounts for the current fiscal year, reflect a 0.70% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and 0.29% in organizational expenses ("Organizational Expenses") estimated to be attributable to Class A, Class B, and Class C shares during the Fund's initial fiscal year.
            (4) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.65% for Class A shares and 2.40% for Class B and Class C shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

                                                                Example:
                                                                Assuming you
                      Example: Assuming you redeem your shares  do not redeem
                      at the end of each period                 your shares
         Share Class                Year 1               Year 3 Year 1 Year 3
            -----------------------------------------------------------------
         Class A      $709                 $1,042               $709   $1,042
            -----------------------------------------------------------------
         Class B       743                  1,048                243      748
            -----------------------------------------------------------------
         Class C       489                    841                341      841
            -----------------------------------------------------------------

            (1)  The Examples are based on the Net Fund Expenses shown above.
                                            PIMCO Funds: Multi-Manager Series
                                                                              13

            NACM Pacific Rim Fund

--------------------------------------------------------------------------------
Principal     Investment           Fund Focus             Approximate
Investments   Objective            Equity securities      Capitalization Range
and           Seeks long-term      of Pacific Rim         All
Strategies    growth of            companies              Capitalizations
              capital                                     Dividend
                                   Approximate Number     Frequency
              Fund Category        of Holdings            At least
              International        80-110                 annually
              Stocks

            The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of companies that are tied economically to countries within the Pacific Rim by satisfying at least one of the following criteria:
            (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for their securities is in a Pacific Rim country. Many of the countries in which the Fund invests are emerging market countries, that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation.

             The Fund intends to invest in securities of issuers located in at least three Pacific Rim countries. The portfolio managers consider the following to be Pacific Rim countries: Australia, China, Hong Kong, India Subcontinent, Indonesia, Japan, Malaysia, Mauritius, New Zealand, the Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. The portfolio managers allocate the Fund's assets among securities of countries that they expect will provide the best opportunities for meeting the Fund's investment objective. Although the Fund intends to allocate its investments among at least three countries, the Fund may emphasize the securities of issuers located in any one country in the Pacific Rim when the portfolio managers believe there is potential for above average capital appreciation.

             In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

             The portfolio managers expect a high portfolio turnover rate which can be 300% or more.

             In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

           .  Foreign (non-      . Issuer Risk            . Smaller Company Risk
              U.S.) Investment   . Currency Risk          . Management Risk
              Risk
           .  Emerging           . Growth Securities Risk . Turnover Risk
              Markets Risk
           .  Credit Risk        . Leveraging Risk        . Liquidity Risk
           .  Market Risk        . Derivatives Risk       . Focused Investment
                                                            Risk

             Please see "Summary of Principal Risks" following the Fund
            Summaries for a description of these and other risks of investing in the Fund.
  Prospectus
14

--------------------------------------------------------------------------------
Performance The Fund reorganized on July 20, 2002, when the Nicholas-Applegate Information Pacific Rim Fund (the "NACM Fund") reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Institutional Class shares of the Fund.
            The bar chart and the information to its right show performance of Institutional Class shares of the NACM Fund, adjusted to reflect the administrative fees and other expenses paid by the Fund's Institutional Class shares, which are offered in a different prospectus. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the NACM Fund from year to year and by showing how the NACM Fund's average annual returns compare with the returns of a broad based securities market index and an index of similar funds. (The NACM Fund did not offer shares corresponding to the Fund's Class A, B or C shares.) Performance information in the Average Annual Total Returns table also shows performance of Institutional Class shares of the NACM Fund, adjusted to reflect the sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by the Fund's Institutional Class Shares and Class A, B and C shares. Although Institutional Class and Class A,
            B and C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class A, B and C performance would be lower than Institutional Class and NACM Fund performance because of the lower expenses and no sales charges paid by Institutional Class shares and shares of the NACM Fund. Past performance is not necessarily an indication of how the Fund will perform in the future.

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            1/1/02-
                                                            6/30/02    13.69%

      98      -6.56%                                        Highest and Lowest
      99     142.44%                                        Qtr. Returns
      00     -26.44%                                        (for periods shown
      01     -17.35%                                        in the bar chart)
                                                            --------------------
                                                            Highest
                                                            (4/1/99-
                                                            6/30/99    44.16%)
                                                            --------------------
                                                            Lowest (4/1/98-
                                                            6/30/98   -23.54%)
                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for the periods ended 12/31/01)

                              1 Year  Since NACM Fund Inception (12/31/97)(/4/)
            -------------------------------------------------------------------
         Institutional Class
          -- Before
          Taxes(/1/)          -17.35% 8.33%
            -------------------------------------------------------------------
         Institutional Class
          -- After Taxes on
          Distributions(/1/)  -17.35% 1.10%
            -------------------------------------------------------------------
         Institutional Class
          -- After Taxes on
          Distributions and
          Sale of Fund
          Shares(/1/)         -10.57% 4.51%
            -------------------------------------------------------------------
         Class A              -22.25% 6.33%
            -------------------------------------------------------------------
         Class B              -22.44% 6.73%
            -------------------------------------------------------------------
         Class C              -19.18% 7.03%
            -------------------------------------------------------------------
         MSCI Pacific
          Index(/2/)          -25.78% -6.22%
            -------------------------------------------------------------------
         Lipper Pacific
          Region Funds
          Average(/3/)        -19.97% -1.40%
            -------------------------------------------------------------------

            (1) After-tax returns are shown for Institutional Class shares of the NACM Fund only and will vary for A, B and C Class shares of the Fund because A, B and C Class shares have higher
                 expense ratios. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
            (2) The Morgan Stanley Capital International (MSCI) Pacific Index is composed of companies representative of the market structure of 6 developed market countries in the Pacific
                 Basin: Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. It is not possible to invest directly in the index.
            (3) The Lipper Pacific Region Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in equity securities with primary trading markets or operations concentrated in the western Pacific
                 Basin region or a single country within this region.
            (4)  The Fund began operations on 12/31/97. Index comparisons begin on 12/31/97.
                                            PIMCO Funds: Multi-Manager Series
                                                                              15

--------------------------------------------------------------------------------
            These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Fees and    Shareholder Fees (fees paid directly from your investment)
Expenses
of the
Fund

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  1%                                               1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(/1/)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/2/) Expenses(/3/) Expenses
            -----------------------------------------------------------------
         Class A      0.90%    0.25%             0.75%         1.90%
            -----------------------------------------------------------------
         Class B      0.90     1.00              0.75          2.65
            -----------------------------------------------------------------
         Class C      0.90     1.00              0.75          2.65
            -----------------------------------------------------------------

            (1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
            (2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (3) Other Expenses reflects a 0.70% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion and 0.05% in interest expenses estimated to be attributable to Class A, Class B and Class C shares during the Fund's fiscal year ending June 30, 2003.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

                      Example: Assuming you redeem your shares
                      at the end of each period                Example: Assuming you do not redeem your shares
         Share Class  Year 1    Year 3    Year 5    Year 10    Year 1      Year 3      Year 5      Year 10
            --------------------------------------------------------------------------------------------------
         Class A      $732      $1,114    $1,520    $2,650     $732        $1,114      $1,520      $2,650
            --------------------------------------------------------------------------------------------------
         Class B       768       1,123     1,605     2,709      268           823       1,405       2,709
            --------------------------------------------------------------------------------------------------
         Class C       514         915     1,491     3,053      365           915       1,491       3,053
            --------------------------------------------------------------------------------------------------

            (1) The examples are based on the Total Annual Fund Operating Expenses shown above.
  Prospectus
16

            NACM Value Fund

--------------------------------------------------------------------------------
Principal     Investment         Fund Focus               Approximate
Investments   Objective          Equity securities        Capitalization
and           Seeks              of large U.S.            Range
Strategies    long-term          companies that are       Russell 1000 Value
              capital            undervalued in the       Index
              appreciation       marketplace

                                                          Dividend Frequency
              Fund               Approximate Number       At least annually
              Category           of Holdings
              Value              60-75
              Stocks

            The Fund seeks to achieve its investment objective by investing primarily in equity securities of large U.S. companies that, in the opinion of the portfolio managers, are undervalued in the market place based on a number of valuation factors, which may include price-to-earnings ratios, price-to-book ratios and price-to-cash flow ratios. The Fund emphasizes equity securities of undervalued, large U.S. companies with market capitalizations similar to the Russell 1000 Value Index.

             In analyzing specific companies for possible investment, the
            Fund's portfolio managers ordinarily look for several of the following characteristics: attractive valuation; a healthy balance sheet; overall financial strength; competitive advantages relative to peers; and other material changes that may improve future earnings prospects. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially change, to manage risk within the portfolio, or if a better total return candidate is identified.

             In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

           .  Market Risk              . Liquidity Risk       . Credit Risk
           .  Issuer Risk              . Leveraging Risk      . Management Risk
           .  Value Securities Risk    . Derivatives Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund recently commenced operations and does not yet have a Information full calendar year of performance. Thus, no bar chart or Average
            Annual Total Returns table is included for the Fund.

                                            PIMCO Funds: Multi-Manager Series
                                                                              17

--------------------------------------------------------------------------------
            These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Fees and    Shareholder Fees (fees paid directly from your investment)
Expenses
of the
Fund

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(/1/)

                                Distribution                    Total Annual                  Net Fund
                       Advisory and/or Service    Other         Fund Operating Expense        Operating
         Share Class   Fees     (12b-1) Fees(/2/) Expenses(/3/) Expenses       Reduction(/4/) Expenses(/4/)
            -----------------------------------------------------------------------------------------------
         Class A       0.50%    0.25%             0.79%         1.54%          (0.29%)        1.25%
            -----------------------------------------------------------------------------------------------
         Class B       0.50     1.00              0.79          2.29           (0.29)         2.00
            -----------------------------------------------------------------------------------------------
         Class C       0.50     1.00              0.79          2.29           (0.29)         2.00
            -----------------------------------------------------------------------------------------------

            (1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
            (2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (3) Other Expenses, which are based on estimated amounts for the current fiscal year, reflect a 0.50% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and 0.29% in organizational expenses ("Organizational Expenses") estimated to be attributable to Class A, Class B, and Class C shares during the Fund's initial fiscal year.
            (4) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.25% for Class A shares and 2.00% for Class B and Class C shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

                             Example: Assuming
                             you redeem your                           Example: Assuming
                             shares at the end of                      you do not redeem
                             each period                               your shares
         Share Class         Year 1               Year 3               Year 1               Year 3
            --------------------------------------------------------------------------------------
         Class A             $670                 $925                 $670                 $925
            --------------------------------------------------------------------------------------
         Class B              703                  927                  203                  627
            --------------------------------------------------------------------------------------
         Class C              303                  627                  203                  627
            --------------------------------------------------------------------------------------

            (1) The Examples are based on the Net Fund Operating Expenses shown above.
  Prospectus
18

            Summary of Principal Risks

            The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Market      The market price of securities owned by a Fund may go up or down,
Risk        sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may also decline for a number of reasons
Risk        which directly relate to the issuer, such as management
            performance, financial leverage and reduced demand for the issuer's goods or services.

Value       Each Fund may invest in companies that may not be expected to
Securities  experience significant earnings growth, but whose securities its
Risk        portfolio manager believes are selling at a price lower than their true value. The NACM Core Equity, NACM Flex-Cap Value and NACM
            Value Funds may place particular emphasis on value securities.
            Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth      Each Fund may invest in equity securities of companies that its
Securities  portfolio manager or portfolio management team believes will
Risk        experience relatively rapid earnings growth. The NACM Core Equity,
            NACM Global, NACM Growth, NACM International and NACM Pacific Rim
            Funds may place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller The general risks associated with equity securities and liquidity Company risk are particularly pronounced for securities of companies with
Risk        smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.
            The NACM Flex-Cap Value, NACM Global and NACM Pacific Rim Funds generally have substantial exposure to this risk.

Liquidity   Liquidity risk exists when particular investments are difficult to
Risk        purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

                                            PIMCO Funds: Multi-Manager Series
                                                                              19

Foreign     Funds that invest in foreign securities, and particularly the NACM
(non-       Global, NACM International and NACM Pacific Rim Funds, may
U.S.)       experience more rapid and extreme changes in value than Funds that
Investment  invest exclusively in securities of U.S. issuers or securities
Risk        that trade exclusively in U.S. markets. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries.
            Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.
            Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a non-U.S. country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund invests a significant portion of its assets in a particular currency or narrowly defined area such as the Pacific Rim, it will generally have more exposure to regional economic risks associated with foreign investments. Adverse developments in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

Emerging    Foreign investment risk may be particularly high to the extent
Markets     that a Fund invests in emerging market securities of issuers based
Risk        in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The NACM Pacific Rim
            Fund may invest a significant portion of its assets in emerging markets. The NACM Global and NACM International Funds may also invest significant portions of its assets in emerging market securities. In addition, the risks associated with investing in a narrowly defined geographic area (discussed above under "Foreign
            (non-U.S.) Investment Risk") are generally more pronounced with respect to investments in emerging market countries.

Currency    Funds that invest directly in foreign currencies or in securities
Risk        that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The NACM Global, NACM International and
            NACM Pacific Rim Funds are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused     Focusing Fund investments in a small number of issuers, industries
Investment  or foreign currencies or regions increases risk. Funds, in
Risk        particular the NACM Pacific Rim Fund, may be subject to increased risk to the extent that they focus their investments in securities dominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S., because companies in these areas may share common characteristics and are often subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments. Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in related industries such as"technology" or "financial and business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.

Derivatives The Funds may use derivatives, which are financial contracts whose
Risk value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may use derivatives as part of a strategy designed to reduce, or "hedge", exposure to other risks, such as interest rate or currency risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more
  Prospectus
20
            than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Leveraging  Leverage, including borrowing, will cause the value of a Fund's
Risk        shares to be more volatile than if the Fund did not use leverage.
            This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. All of the Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Turnover    A change in the securities held by a Fund is known as "portfolio
Risk        turnover." The NACM International Fund is expected to have portfolio turnover rates greater than 200%. The NACM Pacific Rim and NACM Global Funds are expected to have portfolio turnover rates greater than 300%. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Credit      All of the Funds are subject to credit risk. This is the risk that
Risk        the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management  Each Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO Advisors, Nicholas-Applegate Capital Management and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

            Prior Nicholas-Applegate Performance Information

            The following tables set forth historical performance information for the mutual funds (the "Nicholas-Applegate Institutional Funds") managed by Nicholas-Applegate Capital Management ("NACM") that have substantially similar investment objectives, policies, strategies and investment restrictions as the PIMCO NACM Global, NACM Growth, NACM International and NACM Value Funds, respectively. The tables also show historical performance of institutional accounts managed by NACM (the "NACM Composites") with investment objectives, policies, strategies and risks substantially similar to those of certain of the Funds (the "PIMCO Funds") offered in this prospectus.

             The composite data is provided to illustrate the past performance of NACM in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the PIMCO Funds. The information shown below does not represent any PIMCO Fund's performance, and should not be considered a prediction of the future performance of a PIMCO Fund or of NACM. The PIMCO Funds (except the NACM Pacific Rim Fund) are newly organized and have no performance record of their own.

             The NACM Composite performance data shown below was calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR"/1/), retroactively applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs
            -------
            /1/ AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and (ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.
                                            PIMCO Funds: Multi-Manager Series
                                                                              21
            paid by the institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The NACM Composites include all actual, fee-paying, discretionary, institutional private accounts managed by NACM that have investment objectives, policies, strategies and risks substantially similar to those of the respective PIMCO Funds.

             Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the composites combine the individual accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed $500) by asset-weighing each individual account's assets value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively. The yearly returns are computed by geometrically linking the returns of each quarter within the calendar year. Investors should be aware that the SEC uses a methodology different from that used below to calculate performance which, as with the use of any methodology different from that below, could result in different performance results.

             The institutional private accounts that are included in the NACM
            Composites are subject to lower expenses than the PIMCO Funds and are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the PIMCO Funds by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the NACM Composites would have been less favorable had they been subject to the same expenses as the PIMCO Funds or had they been regulated as investment companies under the federal securities laws. Similarly, the Nicholas-Applegate Institutional Funds have been subject to lower levels of expenses than the corresponding PIMCO Funds; if they had been subject to the same level of expenses, the performance results shown below would have been lower. The results presented below are net of all fees.

             The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

             Each table below shows the average annual total returns for the corresponding Nicholas-Applegate Institutional Fund and NACM Composite, and a broad-based securities market index as of June 30, 2002.

            Prior Performance of Similar Accounts Relating to the NACM Global
            Fund

                          Nicholas-Applegate    Nicholas-Applegate      MSCI All Country
         Year             Global Select Fund    Global Select Composite World Index Free(/1/)
            ---------------------------------------------------------------------------------
         1998             46.18%                48.13%                  21.97%
            ---------------------------------------------------------------------------------
         1999             129.35%               132.41%                 26.82%
            ---------------------------------------------------------------------------------
         2000             (15.15)%              (15.54)%                (13.94)%
            ---------------------------------------------------------------------------------
         2001             (20.37)%              (19.30)%                (15.91)%
            ---------------------------------------------------------------------------------
         7/1/01-6/30/02   (13.41)%              (12.25)%                (14.22)%
            ---------------------------------------------------------------------------------
         Since
          Inception(/2/)  16.45%                17.56 %                 (0.11)%
            ---------------------------------------------------------------------------------

            (1)  The Morgan Stanley Capital International ("MSCI") All Country
                 World Index Free is an unmanaged market capitalization weighted index composed of 1,784 companies with average market capitalizations of US $5.9 billion. The Index is representative of the market structure of 22 developed countries in North America, Europe and the Pacific Rim. The
                 Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.
            (2) September 30, 1997.

            Prior Performance of Similar Accounts Relating to the NACM Growth
            Fund

                          Nicholas-Applegate    Nicholas-Applegate
                          U.S. Large Cap Select U.S. Large Cap          Russell 1000 Growth
         Year             Growth Fund           Select Growth Composite Index(/1/)
            ---------------------------------------------------------------------------------
         1997             46.07%                34.29%                  30.49%
            ---------------------------------------------------------------------------------
         1998             60.80%                62.72%                  38.71%
            ---------------------------------------------------------------------------------
         1999             96.11%                102.77%                 33.16%
            ---------------------------------------------------------------------------------
         2000             (23.98)%              (24.71)%                (22.42)%
            ---------------------------------------------------------------------------------
         2001             (41.21)%              (40.87)%                (20.42)%
            ---------------------------------------------------------------------------------
         7/1/01-6/30/02   (36.52)%              (35.81)%                (26.48)%
            ---------------------------------------------------------------------------------
         7/1/97-6/30/02   4.80%                 5.65%                   (0.28)%
            ---------------------------------------------------------------------------------
         Since
          Inception(/2/)  8.59%                 14.08%                  8.60%
            ---------------------------------------------------------------------------------

            (1) The Russell 1000 Growth Index is an unmanaged index containing those companies among the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which is comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The Russell 1000 Growth Index is considered generally representative of the market for large cap stocks.
            (2) December 27, 1996.
  Prospectus
22

            Prior Performance of Similar Accounts Relating to the NACM International Fund

                          Nicholas-Applegate Nicholas-Applegate
                          International Core International Core Growth MSCI EAFE
         Year             Growth Fund        Composite                 Index(/1/)
            ---------------------------------------------------------------------
         1997             30.63%             32.47%                    1.78%
            ---------------------------------------------------------------------
         1998             21.54%             23.65%                    20.00%
            ---------------------------------------------------------------------
         1999             69.07%             69.72%                    26.96%
            ---------------------------------------------------------------------
         2000             (23.08)%           (23.62)%                  (14.17)%
            ---------------------------------------------------------------------
         2001             (27.97)%           (27.58)%                  (21.44)%
            ---------------------------------------------------------------------
         7/1/01-6/30/02   (13.57)%           (13.52)%                  (9.49)%
            ---------------------------------------------------------------------
         7/1/97-6/30/02   2.01%              2.57%                     (1.55)%
            ---------------------------------------------------------------------
         Since
          Inception(/2/)  7.16%              8.67%                     1.26%
            ---------------------------------------------------------------------

            (1)  Morgan Stanley Capital International Europe, Australia, Far
                 East Index ("MSCI EAFE") is an unmanaged total-return performance benchmark. It is a capitalization-weighted index representative of the stock market structure of Europe and the Pacific Basin.
            (2) December 27, 1996.

            Prior Performance of Similar Accounts Relating to the NACM Value
            Fund

                                                                       Russell
                          Nicholas-Applegate Nicholas-Applegate        1000
                          Large Cap Value    Large Cap Value           Value
         Year             Fund               Composite                 Index(/1/)
            ---------------------------------------------------------------------
         1997             40.55%             41.96%                    35.18%
            ---------------------------------------------------------------------
         1998             20.13%             21.36%                    15.63%
            ---------------------------------------------------------------------
         1999             8.88%              10.13%                    7.35%
            ---------------------------------------------------------------------
         2000             7.82%              9.40%                     7.01%
            ---------------------------------------------------------------------
         2001             (1.02)%            0.11%                     (5.60)%
            ---------------------------------------------------------------------
         7/1/01-6/30/02   (10.88)%           (9.87)%                   (8.96)%
            ---------------------------------------------------------------------
         7/1/97-6/30/02   8.81%              10.22%                    6.52%
            ---------------------------------------------------------------------
         Since
          Inception(/2/)
                          14.24%             16.45%                    13.09%
            ---------------------------------------------------------------------

            (1) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged.
            (2) April 30, 1996.

            Management of the Funds

Investment
Adviser
and
Administrator
            PIMCO Advisors serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

             PIMCO Advisors is located at 888 San Clemente Drive, Newport
            Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2002, PIMCO Advisors and its investment management affiliates had approximately $346 billion in assets under management.

             PIMCO Advisors has retained its investment management affiliate,
            Nicholas-Applegate Capital Management ("Nicholas-Applegate" or the "Sub-Adviser") to manage each Fund's investments. See "Sub-Adviser" below.

                                            PIMCO Funds: Multi-Manager Series
                                                                              23

             PIMCO Advisors has retained its affiliate, Pacific Investment
            Management Company LLC ("Pacific Investment Management Company"), to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

             During December 2001, PIMCO Advisors L.P. changed its name to
            Allianz Dresdner Asset Management of America L.P. Allianz Dresdner Asset Management of America L.P. serves as the Funds' investment adviser through its PIMCO Advisors division and, acting in such capacity, is referred to as PIMCO Advisors.

             It is anticipated that PIMCO Funds Advisors LLC will replace
            PIMCO Advisors as the Adviser to the Funds within calendar year 2002. PIMCO Funds Advisors LLC is a wholly owned indirect subsidiary of PIMCO Advisors. This change would not result in any change in the advisory or administrative services provided to or fees and expenses paid by the Funds.

Advisory    Each Fund pays PIMCO Advisors fees in return for providing or
Fees        arranging for the provision of investment advisory services. PIMCO
            Advisors (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

             Each of the Funds (except for the NACM Pacific Rim Fund) has only recently commenced operations and did not pay any advisory fees during the last fiscal year. The Nicholas-Applegate Pacific Rim Fund, the PIMCO NACM Pacific Rim Fund's predecessor, paid advisory fees to NACM at an annual rate of 1.00% during the fiscal year ended March 31, 2002. (The PIMCO NACM Pacific Rim Fund will pay advisory fees to PIMCO Advisors at the annual rate of 0.90% of average daily net assets.) The annual investment advisory fee rate payable by each other Fund to PIMCO Advisors (stated as a percentage of the average daily net assets of each Fund taken separately) is listed below:


         Fund                      Advisory Fees
            ------------------------------------
         NACM Core Equity Fund         0.50%
         NACM Flex-Cap Value Fund      0.65%
         NACM Global Fund              0.70%
         NACM Growth Fund              0.50%
         NACM International Fund       0.70%
         NACM Value Fund               0.50%

Administrative
Fees
            Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Class A, Class B and Class C shareholders of each Fund pay an administrative fee to PIMCO Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Advisors, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class A, Class B and Class C shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

             Class A, B and C shareholders of the Funds pay PIMCO Advisors monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class A, Class B and Class C shares):


                                   Administrative
         Fund                          Fees*
            -------------------------------------
         NACM Core Equity Fund         0.50%
         NACM Flex-Cap Value Fund      0.50%
         NACM Global Fund              0.60%
         NACM Growth Fund              0.50%
         NACM International Fund       0.70%
         NACM Pacific Rim Fund         0.70%
         NACM Value Fund               0.50%

            * The Administrative Fee rate for each Fund is subject to a reduction of 0.05% per year on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Sub-
Adviser
            Nicholas-Applegate Capital Management LLC serves as the Sub-Adviser for the Funds. The Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets, subject to the general supervision of PIMCO Advisors and the Board of Trustees.
  Prospectus
24

             Nicholas-Applegate is located at 600 West Broadway, San Diego, CA
            92101. Organized in 1984, Nicholas-Applegate, an indirect subsidiary of PIMCO Advisors, provides advisory services to mutual funds and institutional accounts. As of June 30, 2002, Nicholas-Applegate had approximately $21.8 billion in assets under management.

             Beginning August 1, 2002, Horacio Valeiras will be the Chief
            Investment Officer of Global Equity Management for the Funds. Mr. Valeiras has 15 years' prior experience with Morgan Stanley Investment Management; Miller, Anderson and Sherred; and Credit Suisse First Boston. Prior to August 1, 2002, Catherine Nicholas was the Chief Investment Officer of Global Equity Management for the Funds since 1999.


             The following individuals at Nicholas-Applegate share primary responsibility for each of the noted Funds.


                                                                     Recent Professional
         Fund                Portfolio Managers     Since            Experience
            -------------------------------------------------------------------
         NACM Core Equity    David Pavan, CFA       2002 (inception) Portfolio Manager for
                                                                     the Nicholas-Applegate
                                                                     Systematic since 1996.
                                                                     He has 6 years' prior
                                                                     experience with Putnam
                                                                     Investments and Genus
                                                                     Capital Management, Inc.

                             Mark Stuckelman        2002 (inception) Portfolio Manager for
                                                                     the Nicholas-Applegate
                                                                     Large Cap Value Fund
                                                                     since 1995 and Value
                                                                     Opportunities Fund since
                                                                     2001. He has 5 years'
                                                                     prior investment
                                                                     management experience
                                                                     with Wells Fargo Bank
                                                                     Investment Management
                                                                     Group; Fidelity
                                                                     Management Trust Co. and
                                                                     BARRA.

                             Doug Stone             2002 (inception) Director of Nicholas-
                                                                     Applegate's Research and
                                                                     Risk Management since
                                                                     1994. He has 20 years'
                                                                     prior experience; 10
                                                                     years' investment
                                                                     experience with the
                                                                     Frank Russell Company;
                                                                     University of
                                                                     Washington; and U.S.
                                                                     Department of Interior.
                                                                     Member of Editorial
                                                                     Board, Journal of
                                                                     Investing.

                             Stacey Nutt, Ph.D.     2002 (inception) Portfolio Manager for
                                                                     the Nicholas-Applegate
                                                                     U.S. Systematic since
                                                                     1999. She has 6 years'
                                                                     prior experience with
                                                                     Vestek Systems, Inc.;
                                                                     Virginia Tech; and
                                                                     Georgia Institute of
                                                                     Technology.

                             John Graves            2002 (inception) Investment Analyst for
                                                                     the Nicholas-Applegate
                                                                     Large Cap Value Fund
                                                                     since 1997. He has 9
                                                                     years' previous
                                                                     experience with the San
                                                                     Diego County District
                                                                     Attorney's Office and
                                                                     Imperial Savings.

                             Todd Wolter, CFA       2002 (inception) Portfolio Manager for
                                                                     Nicholas-Applegate U.S.
                                                                     Systematic since 2000.
                                                                     He has 5 years' prior
                                                                     experience with Credit
                                                                     Suisse Asset Management;
                                                                     University of
                                                                     California, Irvine; Olde
                                                                     Financial Corporation;
                                                                     and Prudential
                                                                     Securities.

                             Frank Feng, Ph.D.      2002 (inception) Investment Analyst for
                                                                     Nicholas-Applegate U.S.
                                                                     Systematic since 2001.
                                                                     He has 5 years' of prior
                                                                     experience with Vestek
                                                                     Systems; Providian
                                                                     Financial and the
                                                                     Federal Reserve Bank of
                                                                     Atlanta.

                             James Li, Ph.D., CFA   2002 (inception) Investment Analyst for
                                                                     Nicholas-Applegate U.S.
                                                                     Systematic since 2000.
                                                                     He has 5 years' prior
                                                                     investment experience
                                                                     with Accessor Capital
                                                                     Management and Frank
                                                                     Russell Company.

                             Aerus Tran             2002 (inception) Investment Analyst with
                                                                     Nicholas-Applegate since
                                                                     1999. He has 4 years'
                                                                     prior experience with
                                                                     the San Diego
                                                                     Association of
                                                                     Governments; Perwich,
                                                                     Goff & Karavatos; Best
                                                                     Mortgage, LLC; Western
                                                                     Riverside Association of
                                                                     Governments; San
                                                                     Bernardino Association
                                                                     of Governments.

                             Jane Edmondson         2002 (inception) Investment Analyst with
                                                                     Nicholas-Applegate since
                                                                     1996. She has 5 years'
                                                                     prior experience with
                                                                     Merrill, Lynch, Pierce,
                                                                     Fenner & Smith.

                             Edward Wagner, CFA     2002 (inception) Investment Analyst with
                                                                     Nicholas-Applegate U.S.
                                                                     Systematic since 2000.
                                                                     He has 4 years' prior
                                                                     investment experience
                                                                     with Vestek Systems;
                                                                     Smith Barney; and
                                                                     Citibank, London

                             Mark Roemer            2002 (inception) Product Specialist with
                                                                     Nicholas-Applegate since
                                                                     2001. He has 5 years'
                                                                     prior investment
                                                                     experience with Barclays
                                                                     Global Investors and
                                                                     Kleinwort Benson
                                                                     Investment Management of
                                                                     London.

                             Lawrence Speidell, CFA 2002 (inception) Director of Nicholas-
                                                                     Applegate's
                                                                     Global/Systematic
                                                                     Management and Research
                                                                     since 1994. He has 23
                                                                     years' prior investment
                                                                     experience with
                                                                     Batterymarch Financial
                                                                     Management and Putnam
                                                                     Management Company.

         NACM Flex-Cap Value Mark Stuckelman        2002 (inception) See Above

                             John Graves            2002 (inception) See Above

                             Aerus Tran             2002 (inception) See Above

                             Mark Roemer            2002 (inception) See Above

         NACM Global         Catherine Nicholas     2002 (inception) Nicholas-Applegate's
                                                                     Chief Investment Officer
                                                                     from 1999 to August,
                                                                     2002. She is responsible
                                                                     for management of global
                                                                     equities and trading for
                                                                     the firm. Ms. Nicholas
                                                                     joined the firm in 1987
                                                                     and has prior investment
                                                                     experience with
                                                                     Professional Asset
                                                                     Securities, Inc. and
                                                                     Pacific Century
                                                                     Advisors.

                                            PIMCO Funds: Multi-Manager Series
                                                                              25

                                                                    Recent Professional
         Fund               Portfolio Managers     Since            Experience
            -------------------------------------------------------------------

                            Pedro Marcal           2002 (inception) Portfolio Manager for
                                                                    the Nicholas-Applegate
                                                                    Global Select Fund since
                                                                    2001. Lead Portfolio
                                                                    Manager for the
                                                                    Nicholas-Applegate
                                                                    Emerging Countries Fund
                                                                    from 1994-2001. He has 5
                                                                    years' prior investment
                                                                    management experience
                                                                    with A.B. Laffer &
                                                                    Associates and A-Mark
                                                                    Precious Metals.

                            Andrew Gallagher       2002 (inception) Portfolio Manager for
                                                                    the Nicholas-Applegate
                                                                    U.S Large Cap Select
                                                                    Growth Fund since 1996.
                                                                    He has been a Portfolio
                                                                    Manger with Nicholas-
                                                                    Applegate since 1992 and
                                                                    has 7 years' prior
                                                                    investment management
                                                                    experience with Pacific
                                                                    Century Advisors and
                                                                    Sentinel Asset
                                                                    Management.

                            Loretta Morris         2002 (inception) Portfolio Manager for
                                                                    Nicholas-Applegate
                                                                    International Core
                                                                    Growth Fund since 1996,
                                                                    International Growth
                                                                    Opportunities Fund since
                                                                    1997, Worldwide Growth
                                                                    Fund since 1993 and
                                                                    Global Select Fund since
                                                                    2001. She has 10 years'
                                                                    prior investment
                                                                    management experience
                                                                    with Collins Associates.

                            Randall Kahn, CFA      2002 (inception) Portfolio Manager for
                                                                    the Nicholas-Applegate
                                                                    International Core
                                                                    Growth, Pacific Rim and
                                                                    Global Select Funds
                                                                    since 1999. He has 12
                                                                    years' prior investment
                                                                    experience with American
                                                                    Century Investments,
                                                                    Daiwa Securities
                                                                    America, Inc., and Daiwa
                                                                    Securities Co., LTD.

                            Andrew Beal            2002 (inception) Portfolio Manager for
                                                                    the Nicholas-Applegate
                                                                    Emerging Countries Fund
                                                                    since 2001. He has 10
                                                                    years' prior experience
                                                                    with Schroder Investment
                                                                    Management (UK) LTD.

                            Ernesto Ramos, Ph.D.   2002 (inception) Portfolio Manager for
                                                                    the Nicholas-Applegate
                                                                    Emerging Countries,
                                                                    Latin America,
                                                                    International Core
                                                                    Growth and International
                                                                    Growth Opportunities
                                                                    Funds since 1995.
                                                                    Research Manager from
                                                                    1994-1995. He has 14
                                                                    years' prior investment
                                                                    management and
                                                                    quantitative research
                                                                    experience with
                                                                    Batterymarch Financial
                                                                    Management; Bolt Beranek
                                                                    & Newman Inc., and
                                                                    Harvard University.

                            Melisa Grigolite, CFA  2002 (inception) Portfolio Manager for the Nicholas-Applegate
                                                                    International Growth,
                                                                    International Growth
                                                                    Opportunities and
                                                                    Worldwide Funds since
                                                                    1997. Ms. Grigolite
                                                                    joined the firm in 1991.
                                                                    She has 11 years' prior
                                                                    experience.

                            Lawrence Speidell, CFA 2002 (inception) See Above

                            Michael Fredericks     2002 (inception) International Product
                                                                    Specialist with
                                                                    Nicholas-Applegate since
                                                                    2001. He has 7 years' of
                                                                    prior investment
                                                                    experience with Callan
                                                                    Associates; Baring Asset
                                                                    Management; Bank of
                                                                    America; Berger Barnett
                                                                    Investment Partners and
                                                                    Dean Witter Reynolds,
                                                                    Inc.

         NACM Growth        Andrew Gallagher       2002 (inception) See Above

                            William Chenoweth, CFA 2002 (inception) Portfolio Manager for the Nicholas-Applegate
                                                                    U.S Large Cap Select
                                                                    Growth Fund and U.S
                                                                    Equity Fund since 1998.
                                                                    He has 12 years' prior
                                                                    investment experience
                                                                    with Turner Investment
                                                                    Partners, Inc. and
                                                                    Jefferson-Pilot
                                                                    Corporation.

                            Michael Carroll        2002 (inception) Portfolio Manager for
                                                                    the Nicholas-Applegate
                                                                    U.S Large Cap Select
                                                                    Growth Fund since 1998.
                                                                    He has 3 years' prior
                                                                    investment experience
                                                                    with Morgan Stanley Dean
                                                                    Witter & Co. and the
                                                                    University of Notre Dame
                                                                    Investment Office.

                            Kenneth Lee, CFA       2002 (inception) Portfolio Manager for
                                                                    the Nicholas-Applegate
                                                                    U.S Large Cap Select
                                                                    Growth Fund since 1999.
                                                                    He has 9 years' prior
                                                                    investment experience
                                                                    with Wells Fargo Bank
                                                                    and Dean Witter
                                                                    Reynolds/Lederer
                                                                    Quantitative Research.

                            Trisha Schuster, CFA   2002 (inception) Portfolio Manager for
                                                                    the Nicholas-Applegate
                                                                    U.S Large Cap Select
                                                                    Growth and Global
                                                                    Healthcare Funds since
                                                                    1998. She has 4 years'
                                                                    prior investment
                                                                    experience with Bel Air
                                                                    Advisor/Bear Stearns and
                                                                    Farmers Insurance
                                                                    Company.

                            Thomas Smith, CFA      2002 (inception) Investment Analyst for
                                                                    the Nicholas-Applegate
                                                                    U.S Large Cap Select
                                                                    Growth and U.S Equity
                                                                    Funds since 1998.
                                                                    Account Administrator
                                                                    for the Nicholas-
                                                                    Applegate Large Cap
                                                                    Growth and Mid Cap
                                                                    Growth Funds from 1995-
                                                                    1998. He has 4 years'
                                                                    prior investment
                                                                    experience with Wells
                                                                    Fargo Bank and Dean
                                                                    Witter Reynolds.

                            Thomas Sullivan        2002 (inception) Portfolio Manager for
                                                                    the Nicholas-Applegate
                                                                    U.S Equity Fund since
                                                                    1996. Mr. Sullivan
                                                                    joined the firm in 1994
                                                                    and his investment
                                                                    experience includes
                                                                    Pilgrim Funds, First New
                                                                    York Securities, and
                                                                    Donaldson, Lufkin &
                                                                    Jenrette Securities
                                                                    Corp.

         NACM International Loretta Morris         2002 (inception) See Above

                            Randall Kahn, CFA      2002 (inception) See Above

                            Andrew Beal            2002 (inception) See Above

                            Ernesto Ramos, Ph.D.   2002 (inception) See Above

                            Lawrence Speidell, CFA 2002 (inception) See Above

  Prospectus
26

                                                                   Recent Professional
         Fund             Portfolio Managers     Since             Experience
            -------------------------------------------------------------------

                          Christopher Angioletti 2002 (inception)  Portfolio Manager for the Nicholas-Applegate
                                                                   Global Technology,
                                                                   International Growth
                                                                   Opportunities and
                                                                   International Core
                                                                   Growth Funds since 1999.
                                                                   He has 3 years' prior
                                                                   investment experience
                                                                   with Sterling Johnston
                                                                   Capital Management,
                                                                   Inc.; Volpe, Brown,
                                                                   Whelan & Co., LLC; and
                                                                   Oppenheimer & Co. Inc.

                          Jon Borchardt          2002 (inception)  Investment Analyst for
                                                                   the Nicholas-Applegate
                                                                   International Core
                                                                   Growth Fund since 1996.
                                                                   He has 5 years' prior
                                                                   experience as a
                                                                   International Account
                                                                   Administrator with
                                                                   Nicholas-Applegate
                                                                   Capital Management and
                                                                   interned with Lehman
                                                                   Brothers Global Real
                                                                   Estate Group.

                          Jason Campbell         2002 (inception)  Portfolio Manager for
                                                                   the Nicholas-Applegate
                                                                   Pacific Rim and Global
                                                                   Technology Funds since
                                                                   1998. He has prior
                                                                   experience with San
                                                                   Diego State University
                                                                   Economics Department.

                          John Casarietti        2002 (inception)  Investment Analyst for
                                                                   Nicholas-Applegate
                                                                   Emerging Countries Fund
                                                                   since 2001 and Account
                                                                   Administrator 1998 to
                                                                   2001. His experience
                                                                   includes
                                                                   responsibilities in the
                                                                   firm's operations
                                                                   department and 4 years'
                                                                   prior experience with
                                                                   Interbank Funding Group
                                                                   and Barron Chase
                                                                   Securities.

                          Michael Fredericks     2002 (inception)  See Above

                          David Fujisaki         2002 (inception)  Investment Analyst for
                                                                   Nicholas-Applegate
                                                                   Pacific Rim and Emerging
                                                                   Countries Funds since
                                                                   2001. He has 1 year
                                                                   prior experience with
                                                                   Jeffrey Slocum &
                                                                   Associates and Tennant
                                                                   Corporation Japan
                                                                   Branch.

                          Jennifer Gouslin, CFA  2002 (inception)  Investment Analyst with
                                                                   Nicholas-Applegate since
                                                                   2001. She joined the
                                                                   firm in 1997 as an
                                                                   International Account
                                                                   Administrator. She has 4
                                                                   years' prior experience
                                                                   with Parametric
                                                                   Portfolio Associates and
                                                                   CTC Consulting Inc.

                          Melisa Grigolite, CFA  2002 (inception)  See Above

                          Rebecca Hagstrom, CFA  2002 (inception)  Investment Analyst for
                                                                   Nicholas-Applegate
                                                                   Emerging Countries Fund
                                                                   since 2000. She has 5
                                                                   years' prior experience
                                                                   with Prudential Global
                                                                   Asset Management;
                                                                   Prudential Capital Group
                                                                   and Prudential Realty
                                                                   Group.

                          Christopher Herrera    2002 (inception)  Investment Analyst for
                                                                   Nicholas-Applegate
                                                                   International Growth
                                                                   Opportunities and
                                                                   International Core
                                                                   Growth Funds since 2000.
                                                                   He has 5 years' prior
                                                                   experience as an intern
                                                                   with the firm and with
                                                                   Lehman Brothers Global
                                                                   Real Estate Group.

                          Theodora Jamison       2002 (inception)  Investment Analyst for
                                                                   Nicholas-Applegate
                                                                   Emerging Countries Fund
                                                                   and Latin America Fund
                                                                   since 1999. She has 2
                                                                   years' prior investment
                                                                   experience with
                                                                   Donaldson, Lufkin &
                                                                   Jenrette and A.G.
                                                                   Edwards & Sons Inc.

                          Peter Moon             2002 (inception)  Investment Analyst for
                                                                   Nicholas-Applegate
                                                                   International Growth
                                                                   Opportunities and
                                                                   International Core
                                                                   Growth Funds since 2001.
                                                                   He has 4 years' prior
                                                                   investment experience
                                                                   with Johnson & Johnson
                                                                   and Sequus
                                                                   Pharmaceuticals, Inc.
                                                                   (Alza Corporation)

                          Jessica Occhialini     2002 (inception)  Portfolio Manager for
                                                                   Nicholas-Applegate
                                                                   Emerging Countries Fund
                                                                   since 1998. She joined
                                                                   the firm in 1995 and has
                                                                   6 years' prior
                                                                   experience with Union
                                                                   Capital Advisors, Eaton
                                                                   Vance Management, and
                                                                   Caywood-Scholl Capital
                                                                   Management.

                          Antonio Ramos          2002 (inception)  Investment Analyst for
                                                                   Nicholas-Applegate
                                                                   International Structured
                                                                   Fund since 2001. He
                                                                   joined the firm in 1998
                                                                   as Project Manager for
                                                                   the Information
                                                                   Management Group and
                                                                   joined the U.S.
                                                                   Systematic team in 1999.
                                                                   He has 10 years' prior
                                                                   experience with Vintage
                                                                   Inc., Japan and Advanced
                                                                   Technologies Co., Ltd.
                                                                   Japan

                          Karl Richtenburg       2002 (inception)  Investment Analyst for
                                                                   Nicholas-Applegate
                                                                   International team since
                                                                   2001. He has 8 years'
                                                                   prior investment
                                                                   experience with GE Asset
                                                                   Management,
                                                                   International Equities
                                                                   and GFI Group Ltd.,
                                                                   London.

                          Eric Sagmeister        2002 (inception)  Investment Analyst for
                                                                   Nicholas-Applegate's
                                                                   International team since
                                                                   1995. His experience
                                                                   with Nicholas-Applegate
                                                                   includes 5 years' as a
                                                                   trade settlement
                                                                   coordinator and in the
                                                                   operations department.
                                                                   Previously with Qualcomm
                                                                   Communications

                          Rolf Schild            2002 (inception)  Investment Analyst for
                                                                   Nicholas-Applegate
                                                                   International team since
                                                                   1997. Previous
                                                                   investment experience
                                                                   with Raiffeisen Bank,
                                                                   Switzerland

         NACM Pacific Rim Randall Kahn, CFA      1999 (inception)* See Above

                          Andrew Beal            2001 (inception)* See Above

                          Lawrence Speidell, CFA 1997 (inception)* See Above

                          David Fujisaki         2001 (inception)* See Above

                          Karl Richtenburg       2001 (inception)* See Above

                          Jason Campbell         1998 (inception)* See Above

                          John Casarietti        2001 (inception)* See Above

                                            PIMCO Funds: Multi-Manager Series
                                                                              27

                                                         Recent
                                                         Professional
         Fund       Portfolio Managers Since             Experience
            ---------------------------------------------------------

                    Michael Fredericks 2001 (inception)*   See Above

         NACM Value Mark Stuckelman    2002 (inception)    See Above

                    John Graves        2002 (inception)    See Above

                    Aerus Tran         2002 (inception)    See Above

                    Mark Roemer        2002 (inception)    See Above

            * Represents the date the individual became involved in the management of the Nicholas-Applegate Pacific Rim Fund, the PIMCO NACM Pacific Rim Fund's predecessor.

            Sh
            Shareholders of each Fund have approved a proposal permitting
Adviser/Sub-PIMCO Advisors to enter into new or amended sub-advisory
Adviser     agreements with one or more sub-advisers with respect to each Fund
Relationshipwithout obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits PIMCO Advisors from entering into sub-advisory agreements with affiliates of PIMCO Advisors without shareholder approval, unless those affiliates are substantially wholly-owned by PIMCO Advisors.
            Subject to the ultimate responsibility of the Board of Trustees, PIMCO Advisors has the responsibility to oversee any Sub-Adviser and to recommend its hiring, termination and replacement.

Distributor The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

            Investment Options--Class A, B and C Shares

            The Trust offers investors Class A, Class B and Class C shares of each Fund in this Prospectus. Each class of shares is subject to different types and levels of sales charges than the other classes and bears a different level of expenses.

             The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class. More extensive information about the Trust's multi-class arrangements is included in the PIMCO Funds Shareholders' Guide for Class A, B and C Shares (the "Guide"), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.

Class A     .  You pay an initial sales charge of up to 5.50% when you buy
Shares         Class A shares. The sales charge is deducted from your
               investment so that not all of your purchase payment is invested.

            . You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

            . Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

            . You normally pay no contingent deferred sales charge ("CDSC") when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B     .  You do not pay an initial sales charge when you buy Class B
Shares         shares. The full amount of your purchase payment is invested initially.

            . You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.
  Prospectus
28

            . Class B shares are subject to higher 12b-1 fees than Class A shares for the first eight years they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

            . Class B shares automatically convert into Class A shares after they have been held for eight years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares.

Class C     .  For all funds except the NACM Global, NACM International and
Shares         NACM Pacific Rim Funds, you do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

            . For Class C shares of the NACM Global, NACM International and NACM Pacific Rim Funds, you will pay an initial sales charge of 1.00% when you buy Class C shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested. The Class C initial sales charge may be waived for certain categories of investors. Please see the Guide for details.

            . You normally pay a CDSC of 1% if you redeem Class C shares during the first year (eighteen months for the NACM Global, NACM International and NACM Pacific Rim Funds) after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

            . Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

            . Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after eight years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than eight years.

            The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

--------------------------------------------------------------------------------
Initial Sales Charges--
Class A
Shares
            Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Funds is the net asset value ("NAV") of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where
            Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.

            (All Funds)

                                Initial Sales Charge         Initial Sales Charge
         Amount of              as % of Net                  as % of Public
         Purchase               Amount Invested              Offering Price
            ---------------------------------------------------------------------
         $0-$49,999                    5.82%                        5.50%
            ---------------------------------------------------------------------
         $50,000-$99,999               4.71%                        4.50%
            ---------------------------------------------------------------------
         $100,000-$249,999             3.63%                        3.50%
            ---------------------------------------------------------------------
         $250,000-$499,999             2.56%                        2.50%
            ---------------------------------------------------------------------
         $500,000-$999,999             2.04%                        2.00%
            ---------------------------------------------------------------------
         $1,000,000 +                  0.00%*                       0.00%*
            ---------------------------------------------------------------------

            * As shown, investors that purchase $1,000,000 or more of any Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See "CDSCs on Class A Shares" below.

Class C     Unless you are eligible for a waiver, the public offering price
Shares      you pay when you buy Class C shares of the NACM Global, NACM
            International and NACM Pacific Rim Funds is the NAV of the shares plus an initial sales charge of 1.00%. No sales charge is imposed where Class C shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.
            As discussed above, Class C shares of Funds other than the NACM
            Global, NACM International and NACM Pacific Rim Funds are not subject to an initial sales charge.

                                            PIMCO Funds: Multi-Manager Series
                                                                              29

--------------------------------------------------------------------------------
Contingent  Unless you are eligible for a waiver, if you sell (redeem) your
Deferred    Class B or Class C shares within the time periods specified below,
Sales       you will pay a CDSC according to the following schedules.
Charges
(CDSCs)--
Class B
and Class
C Shares

Class B
Shares

         Years Since Purchase                            Percentage Contingent
         Payment was Made                                Deferred Sales Charge
            ------------------------------------------------------------------
         First                                                    5
            ------------------------------------------------------------------
         Second                                                   4
            ------------------------------------------------------------------
         Third                                                    3
            ------------------------------------------------------------------
         Fourth                                                   3
            ------------------------------------------------------------------
         Fifth                                                    2
            ------------------------------------------------------------------
         Sixth                                                    1
            ------------------------------------------------------------------
         Seventh and thereafter                                   0*
            ------------------------------------------------------------------

            * After the eighth year, Class B shares convert into Class A shares.

Class C
Shares

         Years Since Purchase                            Percentage Contingent
         Payment was Made                                Deferred Sales Charge
            ------------------------------------------------------------------
         First                                                    1*
            ------------------------------------------------------------------
         Thereafter                                               0
            ------------------------------------------------------------------

            * For Class C shares of the NACM Global, NACM International and NACM Pacific Rim Funds, the Class C CDSC is charged for the first eighteen months after purchase.

--------------------------------------------------------------------------------
CDSCs on    Unless a waiver applies, investors who purchase $1,000,000 or more
Class A     of Class A shares (and, thus, pay no initial sales charge) will be
Shares      subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See
            "Reductions and Waivers of Initial Sales Charges and CDSCs" below.

--------------------------------------------------------------------------------
How CDSCs   A CDSC is imposed on redemptions of Class B and Class C shares
are         (and where applicable, Class A shares) on the amount of the
Currently   redemption which causes the current value of your account for the
Calculated  particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC.
            However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account from which a redemption or exchange has not already been effected.

             For example, the following illustrates the current operation of the Class B CDSC:

              . Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor may then redeem up to $1,000 from the Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

--------------------------------------------------------------------------------
How         The Trust expects that the manner of calculating the CDSC on Class
CDSC's      B and Class C shares (and where applicable, Class A shares)
will be     purchased after December 31, 2001, will change from that described
Calculated--above. The Trust will provide shareholders with at least 60 days'
Shares      notice prior to implementing the change. When the Trust implements
Purchased   the change, the CDSC on all shares purchased after December 31,
After       2001, will be subject to the change, not only shares purchased
December    after the date of such notice. It is expected that the change will
31, 2001    be implemented no later than January 1, 2008.

             Under the new calculation method, the following rules will apply:

              . Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

  Prospectus
30

              . For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current net asset value of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV per share of $10. If the Fund's NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.

              . CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account.

              . In determining whether a CDSC is payable, the first-in first-out, or "FIFO," method will be used to determine which shares are being redeemed.

             For example, the following illustrates the operation of the Class
            B CDSC beginning no later than January 1, 2008:

              . Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor's account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

             In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares of a particular class of a Fund in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

--------------------------------------------------------------------------------
Reductions  The initial sales charges on Class A and Class C shares and the
and         CDSCs on Class A, Class B and Class C shares may be reduced or
Waivers     waived under certain purchase arrangements and for certain
of          categories of investors. Please see the Guide for details. The
Initial     Guide is available free of charge from the Distributor. See "How
Sales       to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.
Charges
and CDSCs

--------------------------------------------------------------------------------
DistributionThe Funds pay fees to the Distributor on an ongoing basis as
and         compensation for the services the Distributor renders and the
Servicing   expenses it bears in connection with the sale and distribution of
(12b-1)     Fund shares ("distribution fees") and/or in connection with
Plans       personal services rendered to Fund shareholders and the
            maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans
            ("12b-1 Plans") adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

             There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund's average daily net assets attributable to the particular class of shares):


         All                         Servicing                                       Distribution
         Funds                       Fee                                             Fee
            -------------------------------------------------------------------------------------
         Class A                       0.25%                                            None
            -------------------------------------------------------------------------------------
         Class B                       0.25%                                            0.75%
            -------------------------------------------------------------------------------------
         Class C                       0.25%                                            0.75%
            -------------------------------------------------------------------------------------

             Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class B and Class C shares do not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class
            A shares. Also, because Class B shares convert into Class A shares after they have been held for eight years and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.
                                            PIMCO Funds: Multi-Manager Series
                                                                              31

            How Fund Shares Are Priced

            The net asset value ("NAV") of a Fund's Class A, Class B and Class C shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

             Investments initially valued in currencies other than the U.S.
            dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the NACM Global, NACM International and NACM Pacific Rim Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

             Fund shares are valued at the close of regular trading on the New
            York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

            How to Buy and Sell Shares

            The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds.

PIMCO
Funds
Shareholders'
Guide
            More detailed information about the Trust's purchase, sale and exchange arrangements for Fund shares is provided in the PIMCO Funds Shareholders' Guide, which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

              .   Automated telephone and wire transfer procedures
              .   Automatic purchase, exchange and withdrawal programs
              .   Programs that establish a link from your Fund account to
                  your bank account
              .   Special arrangements for tax-qualified retirement plans
              .   Investment programs which allow you to reduce or eliminate the initial sales charges on Class A shares
              .   Categories of investors that are eligible for waivers or
                  reductions of initial sales charges and CDSCs
  Prospectus
32

Calculation When you buy shares of the Funds, you pay a price equal to the NAV
of Share    of the shares, plus any applicable sales charge. When you sell
Price and   (redeem) shares, you receive an amount equal to the NAV of the
Redemption  shares, minus any applicable CDSC. NAVs are determined at the
Payments    close of regular trading on the New York Stock Exchange (normally,
            4:00 p.m., Eastern time) (the "NYSE Close") on each day the New
            York Stock Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the NYSE
            Close and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed at that day's NAV). Please see the Guide for details.

             The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day's NAV).

Buying      You can buy Class A, Class B or Class C shares of the Funds in the
Shares      following ways:

              . Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.
              . Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

             If you wish to invest directly by mail, please send a check payable to PIMCO Funds Distributors LLC, along with a completed application form to:

                                    PIMCO Funds Distributors LLC
                                    P.O. Box 9688
                                    Providence, RI 02940-0926

             The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Funds Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

             The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

             The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

Investment  The following investment minimums apply for purchases of Class A,
Minimums    Class B and Class C shares.

                     Initial Investment                 Subsequent Investments
                     ------------------                 ----------------------
                      $2,500 per Fund                       $100 per Fund

             Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small       Because of the disproportionately high costs of servicing accounts
Account     with low balances, if you have a direct account with the
Fee         Distributor, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA and
            Auto-Invest accounts for which the limit is $1,000. The fee also applies to employer-sponsored retirement plan accounts, Money
            Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7)
            custodial accounts, SIMPLE IRAs, SEPs and SAR/SEPs. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least
            $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments
                                            PIMCO Funds: Multi-Manager Series
                                                                              33
            and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum     Due to the relatively high cost to the Funds of maintaining small
Account     accounts, you are asked to maintain an account balance in each
Size        Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging  Except as provided below and/or in the applicable Funds' or
Shares series' prospectus(es), you may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other Fund or of another series of the Trust or PIMCO Funds:
            Pacific Investment Management Series. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Exchanges are subject to the $2,500 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days' advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares.

             The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

Selling     You can sell (redeem) Class A, Class B or Class C shares of the
Shares      Funds in the following ways:

              . Through your broker, dealer or other financial intermediary.Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return.

              . Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust's Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

              (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

              (2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "Signature Guarantee" below;

              (3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

  Prospectus
34

              (4) any additional documents which may be required by the
                Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

             A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request to the Trust if they are held in broker "street name" accounts--you must redeem through your broker.

             If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records, or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under "Signature Guarantee" below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

             The Guide describes a number of additional ways you can redeem your shares, including:

              .  Telephone requests to the Transfer Agent
              .  PIMCO Funds Automated Telephone System (ATS)
              .  Expedited wire transfers
              .  Automatic Withdrawal Plan
              .  PIMCO Funds Fund Link

             Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

             Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

             Redemptions of Fund shares may be suspended when trading on the
            New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Timing of   Although the Fund may take up to seven days to send you the
Redemption  proceeds from your redemption, redemption proceeds will normally
Payments    be mailed on the business day following the redemption. In the case of wire transfer or Fund Link redemptions, redemption proceeds will normally be sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.

Redemptions The Trust has agreed to redeem shares of each Fund solely in cash
In Kind up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.
                                            PIMCO Funds: Multi-Manager Series
                                                                              35

CertificatedIf you are redeeming shares for which certificates have been
Shares issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "Signature Guarantee" below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature   When a signature guarantee is called for, you should have
Guarantee   "Signature Guaranteed" stamped under your signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). The
            Distributor reserves the right to reject any signature guarantee pursuant to its written signature guarantee standards or procedures, which may permit it to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures.

             When a signature guarantee is called for, a "medallion" signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program
            (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented Prospectus or a new supplemented Guide. Shareholders should contact the Distributor for additional details regarding the Funds' signature guarantee requirements.

            Fund Distributions

            Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. Each Fund intends to declare and distribute income dividends to shareholders of record at least annually. In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

            You can choose from the following distribution options:

            . Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.

            . Invest all distributions in shares of the same class of any other Fund or another series of the Trust or PIMCO Funds:
               Pacific Investment Management Series which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

            . Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

             You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

  Prospectus
36

             If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

             For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.

            Tax Consequences

               .  Taxes on Fund distributions. If you are subject to U.S.
            federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

             Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable to you as ordinary income.

             Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

               .  Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

               .  A Note on Foreign Investments. A Fund's investment in
            foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders of the NACM Global, NACM Pacific Rim and NACM International Funds may be entitled to claim a credit or deduction with respect to foreign taxes.

               .  A Note on Backup Withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be 30% for amounts paid in 2002 if a Fund is required to apply backup withholding to taxable distributions payable to a shareholder. Please see the Statement of Additional Information for further details about the new backup withholding tax rates.

             This section relates only to federal income tax consequences of investing in the Funds; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

            Characteristics and Risks of Securities and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of PIMCO Advisors, the Sub-Adviser and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

                                            PIMCO Funds: Multi-Manager Series
                                                                              37

Fixed       Fixed income securities are obligations of the issuer to make
Income      payments of principal and/or interest on future dates, and include
Securities  corporate and government bonds, notes, certificates of deposit,
and         commercial paper, convertible securities and mortgage-backed and
Defensive   other asset-backed securities.
Strategies

             Under normal market conditions, the Funds will invest primarily in equity securities. In addition, the Funds may invest a portion of their assets in debt obligations issued or guaranteed by the U.S. government or foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational government entities, and debt obligations of corporate issuers. There is no limit on the average maturity of the debt securities in the Funds' portfolios. Such debt obligations may be unrated or rated, at the time of purchase, below investment grade by Standard & Poor's, Moody's or another recognized international rating organization. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates. When the Sub-Adviser believes that any of the Funds should adopt a temporary defensive posture (as part of a non-principal investment strategy), any Fund may hold all or a substantial portion of its assets in high-quality fixed income securities, which may include debt obligations issued or guaranteed by the U.S. government or non-U.S. governments, (including their agencies, instrumentalities, authorities and political subdivisions), by international or supranational government entities, and by U.S. and non-U.S. corporate issuers.

             Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer durations (defined below) tend to be more sensitive to interest rate movements than those with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. Generally, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Companies
With
Smaller
Market
Capitalizations
            Each of the Funds may invest in securities of companies with market capitalizations that are small compared to other publicly traded companies. The NACM Flex-Cap Value, NACM Global and NACM Pacific Rim Funds generally have substantial exposure to this risk.

             Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

             Because securities of smaller companies may have limited
            liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Initial     The Funds may purchase securities in initial public offerings
Public      (IPOs). These securities are subject to many of the same risks of
Offerings   investing in companies with smaller market capitalizations.
            Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any
  Prospectus
38
            particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions fewer companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Foreign     The NACM Global and NACM International Funds invest principally in
(non-       securities of foreign issuers, securities traded principally in
U.S.)       securities markets outside the United States and/or securities
Securities  denominated in foreign currencies (together, "foreign securities"). The NACM Pacific Rim Fund invests principally in equity securities of companies located within the Pacific Rim.

             All of the Funds may invest in American Depository Receipts
            (ADRs), European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

             Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

             Certain Funds, particularly the NACM Global and NACM
            International Funds, may invest in companies located in both EMU and non-EMU European countries. Investments in EMU countries, all of which use the euro as their currency, involve certain risks. The EMU's objective is to create a single, unified market through which people, goods and money can work freely. Participation in the EMU is based on countries meeting certain financial criteria contained in the treaty creating the EMU. The transition to the EMU may be troubled as twelve separate nations adjust to the reduction in flexibility, independence and sovereignty that the EMU requires. High unemployment and a sense of "deculteralization" within the general public and the participating countries could lead to political unrest and continuing labor disturbances.

Emerging    Each of the Funds may invest in securities of issuers based in or
Market      that trade principally in countries with developing (or "emerging
Securities  market") economies. The NACM Pacific Rim Fund may invest a significant portion of its assets in emerging market securities.
            Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility;
            restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

                                            PIMCO Funds: Multi-Manager Series
                                                                              39

             Additional risks of emerging market securities may include:
            greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

            Special Risks of Investing in Russian and Other Eastern European Securities. The NACM Global and NACM International Funds may each invest a significant portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign     A Fund that invests directly in foreign currencies or in
Currencies  securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The NACM Global, NACM
            International and NACM Pacific Rim Funds are particularly sensitive to this risk.

             Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

             Foreign Currency Transactions. The NACM Global, NACM
            International and NACM Pacific Rim Funds may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. In addition, these Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

             The NACM Global, NACM International and NACM Pacific Rim Funds
            may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. These Funds may use one currency (or basket of currencies) to hedge against adverse changes in the value of another currency (or basket of currencies) when exchange rates between the two currencies are positively correlated. Each Fund will segregate assets determined to be liquid by PIMCO Advisors or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.
  Prospectus
40

Convertible Each Fund may invest in convertible securities. Convertible Securities securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives Each Fund may, to a limited extent, use a number of derivative instruments for risk management purposes (hedging) as part of its non-principal investment strategy. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

             Examples of derivative instruments include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

             A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

             Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

             Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

             Liquidity Risk. Liquidity risk exists when a particular
            derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

             Leveraging Risk. Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO Advisors or the Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

             Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.
                                            PIMCO Funds: Multi-Manager Series
                                                                              41

             Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

             Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Equity-     The Funds may invest in equity-linked securities, such as
Linked      participation notes, equity swaps and zero-strike options and
Securities  warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. See
            "Foreign (non-U.S.) Securities" above. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as participation notes, swap agreements and zero-strike warrants and options. See
            "Derivatives" above. Equity-linked securities may be considered illiquid and thus subject to each Fund's restrictions on investments in illiquid securities.

Credit      The Funds may invest in securities based on their credit ratings
Ratings     assigned by rating agencies such as Moody's Investors Service,
and         Inc. ("Moody's") and Standard and Poor's Ratings Services ("S&P").
Unrated     Moody's, S&P and other rating agencies are private services that
Securities  provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and the Sub-Adviser do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

             A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High        Securities rated lower than Baa by Moody's or lower than BBB by
Yield       S&P are sometimes referred to as "high yield securities" or "junk
Securities  bonds." Each of the Funds may invest in these securities.
            Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of
Portfolio   For the purpose of achieving income, each Fund may lend up to 30%
Securities  of its total assets to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of
  Prospectus
42

            Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short       Each Fund may make short sales as part of its overall portfolio
Sales       management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Except for the NACM Global, NACM International and NACM
            Pacific Rim Funds, a Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short.
            Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-       Each Fund may purchase securities which it is eligible to purchase
Issued,     on a when-issued basis, may purchase and sell such securities for
Delayed     delayed delivery and may make contracts to purchase such
Delivery    securities for a fixed price at a future date beyond normal
and         settlement time (forward commitments). When-issued transactions,
Forward     delayed delivery purchases and forward commitments involve a risk
Commitment of loss if the value of the securities declines prior to the Transactionssettlement date. This risk is in addition to the risk that the
            Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Each Fund may enter into repurchase agreements, in which the Fund Agreements purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse     Each Fund may enter into reverse repurchase agreements, subject to
Repurchase the Fund's limitations on borrowings. A reverse repurchase Agreements agreement involves the sale of a security by a Fund and its
And Other   agreement to repurchase the instrument at a specified time and
Borrowings  price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO Advisors or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Illiquid    Each Fund may invest in securities that are illiquid so long as
Securities  not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term
            "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

                                            PIMCO Funds: Multi-Manager Series
                                                                              43

Investment  The Funds may invest up to 5% of their assets in securities of
in Other    other investment companies, such as closed-end management
Investment investment companies, or in pooled accounts or other investment Companies vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Portfolio   The length of time a Fund has held a particular security is not
Turnover    generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each
            Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The NACM International Fund is expected to have portfolio turnover rates greater than 200%. The NACM Pacific Rim and NACM Global Funds are expected to have portfolio turnover rates greater than 300%. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Changes     The investment objective of each of the Funds described in this
in          Prospectus may be changed by the Board of Trustees without
Investment shareholder approval. Unless otherwise stated in the Statement of Objectives Additional Information, all investment policies of the Funds may
and         be changed by the Board of Trustees without shareholder approval.
Policies    If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and     In addition to the risks described under "Summary of Principal
Smaller-    Risks" above and in this section, each of the Funds (except for
Sized       the NACM Pacific Rim Fund) are newly formed and therefore have no
Funds       performance history for investors to evaluate. Also, it is possible that the Funds, particularly the smaller-sized Funds, may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds' size, may have a disproportionate impact on the Funds' performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage Unless otherwise stated, all percentage limitations on Fund Investment investments listed in this Prospectus will apply at the time of Limitations investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. References to assets in the percentage limitations on the Funds' investments refer to total assets, except with respect to the principal investment objectives of the NACM Core Equity and NACM Pacific Rim Funds. References to assets in the first paragraph of the Fund Summaries for these two funds refer to net assets plus borrowings made for investment purposes.

Other       The Funds may invest in other types of securities and use a
Investments variety of investment techniques and strategies which are not
and         described in this Prospectus. These securities and techniques may
Techniques  subject the Funds to additional risks. Please see the Statement of
            Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.
  Prospectus
44

                      (This page left blank intentionally)
                                            PIMCO Funds: Multi-Manager Series
                                                                              45

            Financial Highlights

            The financial highlights table is intended to help you understand the financial performance of the Institutional Class shares of the Nicholas-Applegate Pacific Rim Fund, the PIMCO NACM Pacific Rim Fund's predecessor, since the inception of the Nicholas-Applegate Pacific Rim Fund (12/31/97). Institutional Class shares are offered in a different prospectus. The Nicholas-Applegate Pacific Rim Fund reorganized into the PIMCO NACM Pacific Rim Fund on July 20, 2002. The Nicholas-Applegate Pacific Rim Fund did not offer shares corresponding to the PIMCO NACM Pacific Rim Fund's Class A, B or C shares. The information below reflects financial results for an Institutional Class share of the Nicholas-Applegate Pacific Rim Fund outstanding throughout each period indicated. The NACM Pacific Rim Fund did not offer Class A, B, or C shares during the periods shown. Since the other Funds recently commenced operations and do not yet have a full calendar year of performance, financial highlights are unavailable for these Funds.

            The total returns in the table represent the rate that an investor would have earned or lost on an investment in Institutional Class shares of the Nicholas-Applegate Pacific Rim Fund, assuming reinvestment of all dividends and distributions. The performance shown below is better than that which would have been achieved by Class A, B and C shares of the PIMCO NACM Pacific Rim Fund because of the higher fees and expenses associated wth Class A, B, and C shares. This information has been audited by Ernst & Young LLP, whose report, along with the Nicholas-Applegate Pacific Rim Fund's financial statements, are included in the Nicholas-Applegate Institutional Funds' annual reports to shareholders. The annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

                      Net Asset                   Net Realized   Total Income Dividends  Distributions
Year or               Value     Net               and Unrealized from         from Net   from Net
Period                Beginning Investment        Gains (Loss)   Investment   Investment Realized
Ended                 of Period Income (Loss) (1) on Investments Operations   Income     Capital Gains
-------               --------- ----------------- -------------- ------------ ---------- -------------
Pacific Rim Fund--
 Institutional Class
  3/31/02              $ 6.93        $ 0.05           $ 0.24        $ 0.29       $--        $--
  3/31/01               25.45         (0.08)           (7.10)        (7.18)       --         (11.34)
  3/31/00               12.33         (0.11)           16.15         16.04        --         (2.92)
  3/31/99               12.66         (0.07)           (0.26)        (0.33)       --         --
  12/31/97--3/31/98     12.50         0.02             0.14          0.16         --         --

(1) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1, 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)  Total returns are not annualized for periods less than one year.
(3) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(4)  Net expenses include certain items not subject to expense reimbursement.

  Prospectus
46

                                 Net                                                               Ratio of Net
                 Fund            Asset          Net Assets, Ratio of                               Investment
                 Reimbursement   Value  Total   End of      Expenses to Expense           Net      Income (Loss)  Portfolio
   Total         Fee Added in    End of Return  Period      Average Net (Reimbursements)/ Expenses to Average     Turnover
   Distributions Paid-In-Capital Period (2)     (in 000's)  Assets (3)  Recoupment (3)    (3),(4)  Net Assets (3) Rate
   ------------- --------------- ------ ------  ----------- ----------- ----------------- -------- -------------- ---------
   $--                $--        $7.22  4.18%     $11,429      3.57%         (2.12%)       1.45%       0.70%        390%
    (11.34)            --         6.93  (36.44)     2,026      8.20          (6.42)        1.78        (0.60)       1180
    (2.92)             --         25.45 136.92      3,821      6.25          (4.63)        1.62        (0.55)       424
    --                 --         12.33 (2.69)      1,099      14.68         (13.11)       1.57        (0.67)       450
    --                 --         12.66 1.28        1,197      4.50          (3.10)        1.40        0.74         86

                                            PIMCO Funds: Multi-Manager Series
                                                                              47

            PIMCO Funds: Multi-Manager Series

            The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

            The SAI includes the PIMCO Funds Shareholders' Guide for Class A, B and C Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

            You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

                  PIMCO Funds Distributors LLC
                  2187 Atlantic Street
                  Stamford, Connecticut 06902

            You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

            You can also visit our Web site at www.pimcofunds.com for additional information about the Funds.

[LOGO] PIMCO FUNDS

            File No. 811-6161
  Prospectus
48

           --------------------------------------------------------------------
PIMCO Funds:
           INVESTMENT ADVISER AND ADMINISTRATOR
Multi-Manager
           PIMCO Advisors, a division of Allianz Dresdner Asset Management of
Series     America, L.P., 888 San Clemente Drive, Newport Beach, CA 92660
           --------------------------------------------------------------------
           SUB-ADVISER
           Nicholas-Applegate Capital Management LLC, 600 West Broadway, San Diego, CA 92101
           --------------------------------------------------------------------
           DISTRIBUTOR
           PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896
           --------------------------------------------------------------------
           CUSTODIAN
           State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO
           64105
           --------------------------------------------------------------------
           SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT
           PFPC, Inc., P.O. Box 9688, Providence, RI 02940
           --------------------------------------------------------------------
           INDEPENDENT ACCOUNTANTS
           PricewaterhouseCoopers LLP, 1055 Broadway, 10th Floor, Kansas City, MO 64105
           --------------------------------------------------------------------
           LEGAL COUNSEL
           Ropes & Gray, One International Place, Boston, MA 02110
           --------------------------------------------------------------------
           For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcofunds.com.

                                                     Not part of the Prospectus

Stay connected with www.pimcofunds.com


Timely, user-friendly information about the PIMCO Funds is available on the PIMCO Funds Web site. We are committed to providing you with more than just the latest statistics. Visit www.pimcofunds.com to get a comprehensive look at the entire PIMCO Funds family, as well as extensive commentary and analysis from our investment professionals.

Fund Information Section

Click "Fund Information" on our Home page for current data on all of the PIMCO Funds. You will find:

.. Daily share prices and year-to-date performance figures.

.. Historical performance, portfolio holdings and risk analysis.

.. Investment strategies and manager bios.

BOND CENTER

PIMCO Funds offers you access to some of the most respected bond managers in the country. Visit our site's Bond Center to learn what these managers are thinking about the economy and the bond markets. You may also want to take the time to click through "About Bond Investing," which includes more detailed discussions of investment strategies and techniques.

Manager Commentary

The site houses timely updates and analysis from our stock and bond fund managers, including:

.. End-of-day reports and investment insights.

.. Manager newsletters on a range of topics from global financial markets to technology to the Federal Reserve.

.. Manager media appearances. You can view video clips or read transcripts.

Free E-mail Newsletters

Have any of the PIMCO Funds manager newsletters delivered by e-mail. If you're already registered, click "Preferences" on the Home page, then "Change My Personal Information," and check the newsletters you'd like to receive.

PIMCO NACM Funds

Find everything you need to know about the newest offerings from the PIMCO Funds family. The funds are managed by Nicholas-Applegate Capital Management (NACM), an institutional equity management firm. Both PIMCO Funds Distributors LLC and NACM are members of the Allianz Group, one of the world's largest financial services providers.

Receive Electronic Shareholder Communications
[LOGO]
Sign up to receive annual and semi-annual reports, prospectuses and more through the Internet, eliminating the paper mailings you've received from us in the past.

Just go to www.pimcofunds.com/edelivery and complete the short enrollment form.

Manager appearances and other manager commentary contain the current opinions of the manager and do not represent a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice.

PZ042.7/02                 Not part of the Prospectus.
-------------------------------------------------------------------------------

PIMCO
FUNDS

                PIMCO Funds
                Distributors LLC

                2187 Atlantic Street
                Stamford, CT 06902-6896

                                                        Filed under Rule 497(c).
                                                File Nos. 33-36528 and 811-6161.


JULY 22, 2002

                                                          PIMCO Funds Prospectus


Share Classes           GROWTH STOCK FUNDS
D                       NACM Growth Fund

                        BLEND STOCK FUNDS
                        NACM Core Equity Fund

                        VALUE STOCK FUNDS
                        NACM Value Fund
                        NACM Flex-Cap Value Fund

                        GLOBAL STOCK FUNDS
                        NACM Global Fund

                        INTERNATIONAL STOCK FUNDS
                        NACM International Fund
                        NACM Pacific Rim Fund


                        Managed by Nicholas-Applegate Capital Management.

                                                                           PIMCO
                                                                           FUNDS

This cover is not part of the Prospectus.

            PIMCO Funds Prospectus

PIMCO       This Prospectus describes 7 mutual funds offered by PIMCO Funds:
Funds:      Multi-Manager Series. The Funds provide access to the professional
Multi-      investment advisory services offered by PIMCO Advisors and its
Manager     investment management affiliate, Nicholas-Applegate Capital
Series      Management. As of June 30, 2002, PIMCO Advisors and its investment management affiliates managed approximately $346 billion.

July 22,
2002

            The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

Share
Class
D

            The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
                                            PIMCO Funds: Multi-Manager Series
                                                                               1

            Table of Contents

         Summary Information..............................................   3
         Fund Summaries
           NACM Core Equity Fund..........................................   4
           NACM Flex-Cap Value Fund.......................................   6
           NACM Global Fund...............................................   8
           NACM Growth Fund...............................................  10
           NACM International Fund........................................  12
           NACM Pacific Rim Fund..........................................  14
           NACM Value Fund................................................  17
         Summary of Principal Risks.......................................  19
         Prior Nicholas-Applegate Performance Information.................  21
         Management of the Funds..........................................  23
         How Fund Shares Are Priced.......................................  29
         How to Buy and Sell Shares.......................................  29
         Fund Distributions...............................................  32
         Tax Consequences.................................................  33
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  34
         Financial Highlights.............................................  42

  Prospectus
2

            Summary Information

            The table below lists the investment objectives and compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 4.

                                                                            Approximate Approximate
               PIMCO         Investment     Main                            Number of   Capitalization
               Fund          Objective      Investments                     Holdings    Range
-----------------------------------------------------------------------------------------------------------
Growth         NACM Growth   Long-term      Large capitalization equity     30-40       Upper 90% of the
Stock                        capital        securities                                  Russell 1000 Growth
Funds                        appreciation                                               Index
-----------------------------------------------------------------------------------------------------------
Blend          NACM Core     Long-term      Large capitalization equity     100-150     Russell 1000 Index
Stock          Equity        capital        securities
Funds                        appreciation
-----------------------------------------------------------------------------------------------------------
Value          NACM Value    Long-term      Equity securities of large U.S. 60-75       Russell 1000 Value
Stock                        capital        companies that are undervalued              Index
Funds                        appreciation   in the marketplace
          -------------------------------------------------------------------------------------------------
               NACM Flex-Cap Long-term      Equity securities of U.S.       50-75       All capitalizations
               Value         capital        companies that are undervalued
                             appreciation   in the marketplace
-----------------------------------------------------------------------------------------------------------
Global         NACM Global   Maximum long-  Equity securities of large      65-90       All capitalizations
Stock                        term capital   capitalization companies
Funds                        appreciation   located in at least three
                                            different countries
-----------------------------------------------------------------------------------------------------------
International  NACM          Maximum long-  Equity securities of large      100-150     Companies with
Stock          International term capital   capitalization companies in at              capitalizations in
Funds                        appreciation   least three non-U.S. countries              the top 75% of the
                                                                                        relevant market
          -------------------------------------------------------------------------------------------------
               NACM Pacific  Long-term      Equity securities of companies  80-110      All capitalizations
               Rim           growth of      located within the Pacific Rim
                             capital
-----------------------------------------------------------------------------------------------------------

Fund
Descriptions,
Performance
and Fees
            The Funds provide a broad range of investment choices. The following Fund Summaries identify each Fund's investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

Note for    It is possible to lose money on investments in the Funds. The fact
All Funds   that a Fund had good performance in the past is no assurance that the value of the Fund's investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal
            Deposit Insurance Corporation or any other government agency.
                                            PIMCO Funds: Multi-Manager Series
                                                                               3

            NACM Core Equity Fund

--------------------------------------------------------------------------------
                                                          Approximate
Principal     Investment          Fund Focus              Capitalization Range
Investments   Objective           Large                   Russell 1000
and           Seeks long-term     capitalization          Index
Strategies    capital             equity securities
              appreciation

              Fund Category       Approximate             Dividend
              Blend Stocks        Number of               Frequency
                                  Holdings                At least
                                  100-150                 annually

            The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities. The Fund emphasizes U.S. companies with large market capitalizations. Generally, large companies are those with market capitalizations similar to the Russell 1000 Index as measured at the time of purchase ($3 billion and greater as of May, 2002). The capitalizations of the companies held by the Fund may fluctuate greatly as the market moves upwards or downwards.

             The portfolio managers select stocks for the Fund using both
            "growth" and "value" styles. When using a "growth" style, the portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. When using a "value" style, the portfolio managers seek to identify companies with stocks having below-average valuations whose business fundamentals are expected to improve. The portfolio managers determine valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios.

             In analyzing specific companies for possible investment, the
            Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

             In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk             .  Value Securities
                                           Risk
                                                           .  Management
              . Issuer Risk                                   Risk
                                        .  Liquidity Risk
              . Growth Securities Risk                     .  Leveraging
                                                              Risk

                                        .  Derivatives Risk
                                                           .  Credit Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund recently commenced operations and does not yet have a Information full calendar year of performance. Thus, no bar chart or Average
            Annual Total Returns table is included for the Fund.
  Prospectus
4

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the      Shareholder Fees (fees paid directly from your investment)None
Fund


            Redemption Fee (as a percentage of exchange price or amount
            redeemed)                                                   1.00%*

            * The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell Shares-- Redemption Fees."

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(/1/)

                               Distribution                    Total Annual                  Net Fund
                      Advisory and/or Service    Other         Fund Operating Expense        Operating
         Share Class  Fees     (12b-1) Fees(/2/) Expenses(/3/) Expenses       Reduction(/4/) Expenses(/4/)
            ----------------------------------------------------------------------------------------------
         Class D      0.50%    0.25%             0.79%         1.54%          (0.29%)        1.25%
            ----------------------------------------------------------------------------------------------

            (1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
            (2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.75% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (3) Other Expenses, which are based on estimated amounts for the current fiscal year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and 0.29% in organizational expenses ("Organizational Expenses") estimated to be attributable to the class during the Fund's initial fiscal year.
            (4) Net Expenses reflects the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.25% for Class D shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

         Share Class                       Year 1                                           Year 3
            --------------------------------------------------------------------------------------
         Class D                           $127                                             $397
            --------------------------------------------------------------------------------------

            (1)  The Examples are based on the Net Fund Operating Expenses shown above.
                                            PIMCO Funds: Multi-Manager Series
                                                                               5

            NACM Flex-Cap Value Fund

--------------------------------------------------------------------------------
                                                          Approximate
Principal     Investment          Fund Focus              Capitalization Range
Investments   Objective           Equity securities       All
and           Seeks long-term     of U.S.                 capitalizations
Strategies    capital             companies that
              appreciation        are undervalued
                                  in the
                                  marketplace

              Fund Category       Approximate             Dividend
              Value Stocks        Number of               Frequency
                                  Holdings                At least
                                  50-75                   annually

            The Fund seeks to achieve its investment objective by investing primarily in common stock of U.S. companies that, in the opinion of the portfolio managers, are undervalued in the market place based on a number of valuation factors, which may include price-to-earnings ratios, price-to-book ratios and price-to-cash flow ratios.

             In analyzing specific companies for possible investment, the
            Fund's portfolio managers ordinarily look for several of the following characteristics: attractive valuation; a healthy balance sheet; overall financial strength; competitive advantages relative to peers; and other material changes that may improve future earnings prospects. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially change, to manage risk within the portfolio, or if a better total return candidate is identified.

             In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk             .  Liquidity Risk       .  Credit Risk
              . Issuer Risk             .  Leveraging Risk      .  Management
              . Value Securities Risk   .  Smaller Company         Risk
                                           Risk

                                                                .  Derivatives
                                                                   Risk
            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund recently commenced operations and does not yet have a Information full calendar year of performance. Thus, no bar chart or Average
            Annual Total Returns table is included for the Fund.
  Prospectus
6

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Redemption Fee (as a percentage of exchange price or amount redeemed) 1.00%*

            * The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell Shares-- Redemption Fees."

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(/1/)

                               Distribution                    Total Annual                  Net Fund
                      Advisory and/or Service    Other         Fund Operating Expense        Operating
         Share Class  Fees     (12b-1) Fees(/2/) Expenses(/3/) Expenses       Reduction(/4/) Expenses(/4/)
            ----------------------------------------------------------------------------------------------
         Class D      0.65%    0.25%             0.79%         1.69%          (0.29%)        1.40%
            ----------------------------------------------------------------------------------------------

            (1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
            (2) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.75% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (3) Other Expenses, which are based on estimated amounts for the current fiscal year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and 0.29% in organizational expenses ("Organizational Expenses") estimated to be attributable to the class during the Fund's initial fiscal year.
            (4) Net Expenses reflects the effect of a contractual agreement by
                PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.40% for Class D shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

         Share Class                       Year 1                                           Year 3
            --------------------------------------------------------------------------------------
         Class D                             $143                                           $443
            --------------------------------------------------------------------------------------

            (1)  The Examples are based on the Net Fund Operating Expenses shown above.
                                            PIMCO Funds: Multi-Manager Series
                                                                               7

            NACM Global Fund

-------------------------------------------------------------------------------
Principal     Investment         Fund Focus             Approximate
Investments   Objective          Equity                 Capitalization
and           Seeks maximum      securities of          Range
Strategies    long-term          large                  All
              capital            capitalization         capitalizations
              appreciation       companies
                                 located in at
                                 least three
                                 different
                                 countries

              Fund Category      Approximate            Dividend
              Global Stocks      Number of              Frequency
                                 Holdings               At least
                                 65-90                  annually

            The Fund seeks to achieve its investment objective by investing primarily in equity securities of companies that the portfolio managers believe are leaders in their respective industries or emerging new players with established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages. The portfolio managers consider any company with these characteristics regardless of its capitalization, domicile or industry.

             In analyzing specific companies for possible investment, the
            Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

             The portfolio managers allocate the Fund's assets among
            securities of countries that they expect will provide the best opportunities for meeting the Fund's investment objective.

             The portfolio managers expect a high portfolio turnover rate which can be 300% or more.

             In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

-------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .  Foreign (non-U.S.)    .  Growth Securities    .  Management
                 Investment Risk          Risk                    Risk
              .  Emerging Markets      .  Currency Risk        .  Turnover
                 Risk                  .  Issuer Risk             Risk
              .  Credit Risk           .  Derivatives Risk     .  Liquidity
              .  Market Risk           .  Leveraging Risk         Risk

                                                               .  Smaller
                                                            Company Risk
            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

-------------------------------------------------------------------------------
Performance The Fund recently commenced operations and does not yet have a Information full calendar year of performance. Thus, no bar chart or Average
            Annual Total Returns table is included for the Fund.
  Prospectus
8

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Redemption Fee (as a percentage of exchange price or amount
            redeemed)                                                   2.00%*

            * The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell Shares-- Redemption Fees."

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(/1/)

                               Distribution                    Total Annual                  Net Fund
                      Advisory and/or Service    Other         Fund Operating Expense        Operating
         Share Class  Fees     (12b-1) Fees(/2/) Expenses(/3/) Expenses       Reduction(/4/) Expenses(/4/)
            ----------------------------------------------------------------------------------------------
         Class D      0.70%    0.25%             0.89%         1.84%          (0.29%)        1.55%
            ----------------------------------------------------------------------------------------------

            (1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
            (2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.85% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (3) Other Expenses, which are based on estimated amounts for the current fiscal year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and 0.29% in organizational expenses ("Organizational Expenses") estimated to be attributable to the class during the Fund's initial fiscal year.
            (4) Net Expenses reflects the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.55% for Class D shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

         Share Class                       Year 1                                           Year 3
            --------------------------------------------------------------------------------------
         Class D                           $158                                             $490
            --------------------------------------------------------------------------------------

            (1)  The Examples are based on the Net Fund Operating Expenses shown above.
                                            PIMCO Funds: Multi-Manager Series
                                                                               9

            NACM Growth Fund

--------------------------------------------------------------------------------
Principal   Investment        Fund Focus        Approximate Capitalization Range
Investments   Objective           Large                   Upper 90%
and           Seeks long-term     capitalization          of the
Strategies    capital             equity securities       Russell
              appreciation                                1000
                                                          Growth
                                                          Index

              Fund Category       Approximate             Dividend
              Growth Stocks       Number of               Frequency
                                  Holdings                At least
                                  30-40                   annually

            The Fund seeks to achieve its investment objective by investing at least 65% of its assets in equity securities of U.S. companies with large market capitalizations. The Fund defines large capitalization companies as those with market capitalizations similar to the upper 90% of the Russell 1000 Growth Index as measured at the time of purchase ($3 billion and greater as of May, 2002). The capitalization of the companies held by the Fund may fluctuate greatly as the market moves upwards or downwards. The Fund's portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings.

             In analyzing specific companies for possible investment, the
            Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

             In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk          . Liquidity Risk        . Leveraging Risk
              . Issuer Risk          . Credit Risk           . Management Risk
              . Growth Securities Risk
                                     . Derivatives Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund recently commenced operations and does not yet have a Information full calendar year of performance. Thus, no bar chart or Average
            Annual Total Returns table is included for the Fund.
  Prospectus
10

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Redemption Fee (as a percentage of exchange price or amount
            redeemed)                                                   1.00%*

            * The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell Shares-- Redemption Fees."

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(/1/)

                           Distribution
                           and/or Service               Total Annual                  Net Fund
         Share    Advisory (12b-1)        Other         Fund Operating Expense        Operating
         Class    Fees     Fees(/2/)      Expenses(/3/) Expenses       Reduction(/4/) Expenses(/4/)
            ---------------------------------------------------------------------------------------
         Class D  0.50%    0.25%          0.79%         1.54%          (0.29%)        1.25%
            ---------------------------------------------------------------------------------------

            (1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
            (2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.75% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (3) Other Expenses, which are based on estimated amounts for the current fiscal year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and 0.29% in organizational expenses ("Organizational Expenses") estimated to be attributable to the class during the Fund's initial fiscal year.
            (4) Net Expenses reflects the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.25% for Class D shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

         Share Class                       Year 1                                           Year 3
            --------------------------------------------------------------------------------------
         Class D                           $127                                             $397
            --------------------------------------------------------------------------------------

            (1)  The Examples are based on the Net Fund Operating Expenses shown above.
                                            PIMCO Funds: Multi-Manager Series
                                                                              11

            NACM International Fund

--------------------------------------------------------------------------------
                                                          Approximate
Principal     Investment ObjectiveFund Focus              Capitalization Range
Investments   Seeks maximum       Equity securities       Companies with
and           long-term capital   of large                capitalizations in
Strategies    appreciation        capitalization          the top 75% of the
                                  companies in at         relevant market
                                  least three
                                  countries outside
                                  the United States

              Fund Category       Approximate Number of Holdings
                                                          Dividend Frequency
              International Stocks100-150                 At least annually

            The Fund seeks to achieve its investment objective by investing primarily in equity securities of large capitalization companies ("large cap stocks") located in at least three countries outside of the United States. The Fund may invest in over 50 different countries worldwide. The Fund generally invests in companies whose stock market capitalizations are in the top 75% of publicly-traded companies in the relevant market. The capitalization range for large capitalization stocks will vary from country to country and may fluctuate greatly due to changing currency values, differences in the size of the respective economies and movements in local stock markets. The Fund may also invest in companies located in countries with emerging securities markets. The Fund may invest up to 35% of its assets in U.S. companies. The portfolio managers allocate the Fund's assets among securities of countries that they expect will provide the best opportunities for meeting the Fund's investment objective.

             The portfolio managers focus on a "bottom-up" analysis of the financial conditions and competitiveness of individual companies worldwide. In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

             The portfolio managers expect a high portfolio turnover rate which can be 200% or more.

             In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .  Market Risk         .  Liquidity Risk    .  Emerging Markets
              .  Issuer Risk         .  Currency Risk        Risk
              .  Growth              .  Credit Risk       .  Foreign (non-
                 Securities          .  Derivatives Risk     U.S.) Investment
                 Risk                                        Risk
              .  Turnover Risk                            .  Leveraging Risk
                                                          .  Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund recently commenced operations and does not yet have a Information full calendar year of performance. Thus, no bar chart or Average
            Annual Total Returns table is included for the Fund.
  Prospectus
12

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Redemption Fee (as a percentage of exchange price or amount
            redeemed)                                                   2.00%*

            * The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell Shares-- Redemption Fees."

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(/1/)

                               Distribution                    Total Annual                  Net Fund
                      Advisory and/or Service    Other         Fund Operating Expense        Operating
         Share Class  Fees     (12b-1) Fees(/2/) Expenses(/3/) Expenses       Reduction(/4/) Expenses(/4/)
            ----------------------------------------------------------------------------------------------
         Class D      0.70%    0.25%             0.99%         1.94%          (0.29%)        1.65%
            ----------------------------------------------------------------------------------------------

            (1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
            (2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.95% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (3) Other Expenses, which are based on estimated amounts for the current fiscal year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and 0.29% in organizational expenses ("Organizational Expenses") estimated to be attributable to the class during the Fund's initial fiscal year.
            (4) Net Expenses reflects the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.65% for Class D shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

         Share Class                       Year 1                                           Year 3
            --------------------------------------------------------------------------------------
         Class D                           $168                                             $520
            --------------------------------------------------------------------------------------

            (1)  The Examples are based on the Net Fund Operating Expenses shown above.
                                            PIMCO Funds: Multi-Manager Series
                                                                              13

            NACM Pacific Rim Fund

--------------------------------------------------------------------------------
                                                          Approximate
Principal     Investment          Fund Focus              Capitalization Range
Investments   Objective           Equity securities       All
and           Seeks long-term     of Pacific Rim          Capitalizations
Strategies    growth of capital   companies

              Fund Category       Approximate Number      Dividend
              International       of Holdings             Frequency
              Stocks              80-110                  At least
                                                          annually

            The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of companies that are tied economically to countries within the Pacific Rim by satisfying at least one of the following criteria:
            (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for their securities is in a Pacific Rim country. Many of the countries in which the Fund invests are emerging market countries, that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation.

             The Fund intends to invest in securities of issuers located in at least three Pacific Rim countries. The portfolio managers consider the following to be Pacific Rim countries: Australia, China, Hong Kong, India Subcontinent, Indonesia, Japan, Malaysia, Mauritius, New Zealand, the Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. The portfolio managers allocate the Fund's assets among securities of countries that they expect will provide the best opportunities for meeting the Fund's investment objective. Although the Fund intends to allocate its investments among at least three countries, the Fund may emphasize the securities of issuers located in any one country in the Pacific Rim when the portfolio managers believe there is potential for above average capital appreciation.

             In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

             The portfolio managers expect a high portfolio turnover rate which can be 300% or more.

             In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .  Foreign (non-U.S.)
                 Investment Risk
                                        .  Issuer Risk       .  Smaller
              .  Emerging Markets Risk  .  Currency Risk        Company Risk
                                                             .  Management
                                                                Risk
              .  Credit Risk            .  Growth Securities
              .  Market Risk               Risk

                                        .  Leveraging Risk   .  Turnover Risk

                                        .  Derivatives Risk  .  Liquidity Risk
                                                             .  Focused
                                                                Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

  Prospectus
14

--------------------------------------------------------------------------------
Performance The Fund reorganized on July 20, 2002, when the Nicholas-Applegate Information Pacific Rim Fund (the "NACM Fund") reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Institutional Class shares of the Fund.
            The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the NACM Fund from year to year and by showing how the NACM Fund's average annual returns compare with the returns of a broad based securities market index and an index of similar funds. The bar chart and the information to its right show performance of Institutional Class shares of the NACM Fund, adjusted to reflect the administrative fees and other expenses paid by the Fund's Institutional Class shares, which are offered in a different prospectus. (The NACM Fund did not offer shares corresponding to the Fund's Class D shares.) Performance information in the Average Annual Total Returns table also shows performance of Institutional Class shares of the NACM Fund, adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees and other expenses paid by the Fund's Institutional Class Shares and Class D shares. Although Institutional Class and Class D shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class and NACM Fund performance because of the lower expenses paid by Institutional Class shares and shares of the NACM Fund. Past performance is not necessarily an indication of how the Fund will perform in the future.

            Calendar Year Total Returns--Institutional
            Class

98    -6.56%
99   142.44%
00   -26.44%
01   -17.35%

                                                           More Recent Return
                                                           Information
                                                           1/1/02-6/30/02
                                                                         13.69%

                                                           Highest and Lowest
                                                           Qtr. Returns
                                                           (For periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (4/1/99-
                                                           6/30/99)      44.16%
                                                           --------------------
                                                           Lowest (4/1/98-
                                                           6/30/98)     -23.54%
            @finact:[82051.eft]82051b.eft

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for the periods ended 12/31/01)

                                                     Since NACM Fund
                                             1 Year  Inception (12/31/97)(/4/)
            ------------------------------------------------------------------
         Institutional Class -- Before
          Taxes(/1/)                         -17.35%  8.33%
            ------------------------------------------------------------------
         Institutional Class -- After Taxes
          on Distributions(/1/)              -17.35%  1.10%
            ------------------------------------------------------------------
         Institutional Class -- After Taxes
          on Distributions and Sale of Fund
          Shares(/1/)                        -10.57%  4.51%
            ------------------------------------------------------------------
         Class D                             -17.73%  7.84%
            ------------------------------------------------------------------
         MSCI Pacific Index(/2/)             -25.78% -6.22%
            ------------------------------------------------------------------
         Lipper Pacific Region Funds
          Average(/3/)                       -19.97% -1.40%
            ------------------------------------------------------------------

            (1) After-tax returns are shown for Institutional Class shares of the NACM Fund only and will vary for Class D shares of the
                Fund because Class D shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
            (2) The Morgan Stanley Capital International (MSCI) Pacific Index is composed of companies representative of the market structure of 6 developed market countries in the Pacific
                 Basin: Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. It is not possible to invest directly in the index.
            (3) The Lipper Pacific Region Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in equity securities with primary trading markets or operations concentrated in the western Pacific Basin region or a single country within this region.
            (4) The Fund began operations on 12/31/97. Index comparisons begin on 12/31/97.
                                            PIMCO Funds: Multi-Manager Series
                                                                              15

--------------------------------------------------------------------------------
            These tables describe the fees and expenses you may pay if you buy
Fees and    and hold Class D shares of the Fund:
Expenses
of the
Fund

            Shareholder Fees (fees paid directly from your investmentNone

            Redemption Fee (as a percentage of exchange price or amount
            redeemed)                                                   2.00%*

            * The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell Shares-- Redemption Fees."

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(/1/)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/2/) Expenses(/3/) Expenses
            -----------------------------------------------------------------
         Class D      0.90%    0.25%             0.75%         1.90%
            -----------------------------------------------------------------

            (1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
            (2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.95% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (3) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and 0.05% in interest expenses estimated to be attributable to the class during the Fund's fiscal year ending June 30, 2003.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

         Share Class        Year 1             Year 3             Year 5             Year 10
            --------------------------------------------------------------------------------
         Class D            $193               $597               $1,026             $2,222
            --------------------------------------------------------------------------------

            (1) The Examples are based on the Total Annual Fund Operating Expenses shown above.
  Prospectus
16

            NACM Value Fund

--------------------------------------------------------------------------------
                                                          Approximate
Principal     Investment          Fund Focus              Capitalization Range
Investments   Objective           Equity securities of    Russell 1000
and           Seeks long-term     large U.S. companies    Value Index
Strategies    capital             that are undervalued
              appreciation        in the marketplace

              Fund Category       Approximate Number      Dividend
              Value Stocks        of Holdings             Frequency
                                  60-75                   At least
                                                          annually

            The Fund seeks to achieve its investment objective by investing primarily in equity securities of large U.S. companies that, in the opinion of the portfolio managers, are undervalued in the market place based on a number of valuation factors, which may include price-to-earnings ratios, price-to-book ratios and price-to-cash flow ratios. The Fund emphasizes equity securities of undervalued, large U.S. companies with market capitalizations similar to the Russell 1000 Value Index.

             In analyzing specific companies for possible investment, the
            Fund's portfolio managers ordinarily look for several of the following characteristics: attractive valuation; a healthy balance sheet; overall financial strength; competitive advantages relative to peers; and other material changes that may improve future earnings prospects. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially change, to manage risk within the portfolio, or if a better total return candidate is identified.

             In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

               .  Market Risk         . Liquidity Risk     . Credit Risk
             . Issuer Risk            . Leveraging Risk    . Management Risk
             . Value                  . Derivatives Risk
            Securities Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund recently commenced operations and does not yet have a Information full calendar year of performance. Thus, no bar chart or Average
            Annual Total Returns table is included for the Fund.

                                            PIMCO Funds: Multi-Manager Series
                                                                              17

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Redemption Fee (as a percentage of exchange price or amount
            redeemed)                                                   1.00%*

            * The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell Shares-- Redemption Fees."

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(/1/)

                               Distribution                    Total Annual                  Net Fund
                      Advisory and/or Service    Other         Fund Operating Expense        Operating
         Share Class  Fees     (12b-1) Fees(/2/) Expenses(/3/) Expenses       Reduction(/4/) Expenses(/4/)
            ----------------------------------------------------------------------------------------------
         Class D      0.50%    0.25%             0.79%         1.54%          (0.29%)        1.25%
            ----------------------------------------------------------------------------------------------

            (1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
            (2) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.75% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (3) Other Expenses, which are based on estimated amounts for the current fiscal year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and 0.29% in organizational expenses ("Organizational Expenses") estimated to be attributable to the class during the Fund's initial fiscal year.
            (4) Net Expenses reflects the effect of a contractual agreement by
                PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.25% for Class D shares during the Fund's initial fiscal year. Under the Expense Limitation Agreement, PIMCO Advisors may recoup these waivers and reimbursements (which do not continue after the Fund's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

         Share Class                       Year 1                                           Year 3
            --------------------------------------------------------------------------------------
         Class D                           $127                                             $397
            --------------------------------------------------------------------------------------

            (1)The Examples are based on the Net Fund Operating Expenses shown above.
  Prospectus
18

            Summary of Principal Risks

            The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Market      The market price of securities owned by a Fund may go up or down,
Risk        sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may also decline for a number of reasons
Risk        which directly relate to the issuer, such as management
            performance, financial leverage and reduced demand for the issuer's goods or services.

Value       Each Fund may invest in companies that may not be expected to
Securities  experience significant earnings growth, but whose securities its
Risk        portfolio manager believes are selling at a price lower than their true value. The NACM Core Equity, NACM Flex-Cap Value and NACM
            Value Funds may place particular emphasis on value securities.
            Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth      Each Fund may invest in equity securities of companies that its
Securities  portfolio manager or portfolio management team believes will
Risk        experience relatively rapid earnings growth. The NACM Core Equity,
            NACM Global, NACM Growth, NACM International and NACM Pacific Rim
            Funds may place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller The general risks associated with equity securities and liquidity Company risk are particularly pronounced for securities of companies with
Risk        smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.
            The NACM Flex-Cap Value, NACM Global and NACM Pacific Rim Funds generally have substantial exposure to this risk.

Liquidity
Risk
            Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Foreign
(non-
U.S.)
Investment
Risk
            Funds that invest in foreign securities, and particularly the NACM Global, NACM International and NACM Pacific Rim Funds, may experience more rapid and extreme changes in value than Funds that
                                            PIMCO Funds: Multi-Manager Series
                                                                              19
            invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.
            Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a non-U.S. country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund invests a significant portion of its assets in a particular currency or narrowly defined area such as the Pacific Rim, it will generally have more exposure to regional economic risks associated with foreign investments. Adverse developments in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

Emerging    Foreign investment risk may be particularly high to the extent
Markets     that a Fund invests in emerging market securities of issuers based
Risk        in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The NACM Pacific Rim
            Fund may invest a significant portion of its assets in emerging markets. The NACM Global and NACM International Fund may also invest significant portions of its assets in emerging market securities. In addition, the risks associated with investing in a narrowly defined geographic area (discussed above under "Foreign
            (non-U.S.) Investment Risk") are generally more pronounced with respect to investments in emerging market countries.

Currency    Funds that invest directly in foreign currencies or in securities
Risk        that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The NACM Global, NACM International and
            NACM Pacific Rim Funds are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused     Focusing Fund investments in a small number of issuers, industries
Investment  or foreign currencies or regions increases risk. Funds, in
Risk        particular the NACM Pacific Rim Fund, may be subject to increased risk to the extent that they focus their investments in securities dominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S., because companies in these areas may share common characteristics and are often subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments. Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in related industries such as "technology" or "financial and business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.

Derivatives The Funds may use derivatives, which are financial contracts whose
Risk value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may use derivatives as part of a strategy designed to reduce, or "hedge", exposure to other risks, such as interest rate or currency risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.
  Prospectus
20

Leveraging  Leverage, including borrowing, will cause the value of a Fund's
Risk        shares to be more volatile than if the Fund did not use leverage.
            This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. All of the Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Turnover    A change in the securities held by a Fund is known as "portfolio
Risk        turnover." The NACM International Fund is expected to have portfolio turnover rates greater than 200%. The NACM Pacific Rim and NACM Global Funds are expected to have portfolio turnover rates greater than 300%. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Credit      All of the Funds are subject to credit risk. This is the risk that
Risk        the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management  Each Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO Advisors, Nicholas-Applegate Capital Management and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

            Prior Nicholas-Applegate Performance Information

            The following tables set forth historical performance information for the mutual funds (the "Nicholas-Applegate Institutional Funds") managed by Nicholas-Applegate Capital Management ("NACM") that have substantially similar investment objectives, policies, strategies and investment restrictions as the PIMCO NACM Global, NACM Growth, NACM International and NACM Value Funds, respectively. The tables also show historical performance of institutional accounts managed by NACM (the "NACM Composites") with investment objectives, policies, strategies and risks substantially similar to those of certain of the Funds (the "PIMCO Funds") offered in this prospectus.

              The composite data is provided to illustrate the past
            performance of NACM in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the PIMCO Funds. The information shown below does not represent any PIMCO Fund's performance, and should not be considered a prediction of the future performance of a PIMCO Fund or of NACM. The PIMCO Funds (except the NACM Pacific Rim Fund) are newly organized and have no performance record of their own.

              The NACM Composite performance data shown below was calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR")(/1/), retroactively applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the
            institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The NACM Composites include all paid by the institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The NACM Composites include all actual, fee-paying, discretionary, institutional private accounts managed by NACM that have investment objectives, policies, strategies and risks substantially similar to those of the respective PIMCO
            Funds.
            -------
            (1)  AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and (ii) ensure uniformity in reporting so that performance results of investment advisers are
                 directly comparable.
                                            PIMCO Funds: Multi-Manager Series
                                                                              21

             Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the composites combine the individual accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed $500) by asset-weighing each individual account's assets value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively. The yearly returns are computed by geometrically linking the returns of each quarter within the calendar year. Investors should be aware that the SEC uses a methodology different from that used below to calculate performance which, as with the use of any methodology different from that below, could result in different performance results.

             The institutional private accounts that are included in the NACM
            Composites are subject to lower expenses than the PIMCO Funds and are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the PIMCO Funds by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the NACM Composites would have been less favorable had they been subject to the same expenses as the PIMCO Funds or had they been regulated as investment companies under the federal securities laws. Similarly, the Nicholas-Applegate Institutional Funds have been subject to lower levels of expenses than the corresponding PIMCO Funds; if they had been subject to the same level of expenses, the performance results shown below would have been lower. The results presented below are net of all fees.

             The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

             Each table below shows the average annual total returns for the corresponding Nicholas-Applegate Institutional Fund and NACM Composite, and a broad-based securities market index as of June 30, 2002.

            Prior Performance of Similar Accounts Relating to the NACM Global
            Fund

                          Nicholas-Applegate    Nicholas-Applegate      MSCI All Country
         Year             Global Select Fund    Global Select Composite World Index Free(/1/)
            ---------------------------------------------------------------------------------
         1998             46.18%                48.13%                  21.97%
            ---------------------------------------------------------------------------------
         1999             129.35%               132.41%                 26.82%
            ---------------------------------------------------------------------------------
         2000             (15.15)%              (15.54)%                (13.94)%
            ---------------------------------------------------------------------------------
         2001             (20.37)%              (19.30)%                (15.91)%
            ---------------------------------------------------------------------------------
         7/1/01-6/30/02   (13.41)%              (12.25)%                (14.22)%
            ---------------------------------------------------------------------------------
         Since
          Inception(/2/)  16.45%                17.56 %                 (0.11)%
            ---------------------------------------------------------------------------------

            (1) The Morgan Stanley Capital International ("MSCI") All Country World Index Free is an unmanaged market capitalization weighted index composed of 1,784 companies with average market capitalizations of US $5.9 billion. The Index is representative of the market structure of 22 developed countries in North America, Europe and the Pacific Rim. The Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.
            (2) September 30, 1997.

            Prior Performance of Similar Accounts Relating to the NACM Growth
            Fund

                          Nicholas-Applegate    Nicholas-Applegate
                          U.S. Large Cap Select U.S. Large Cap          Russell 1000 Growth
         Year             Growth Fund           Select Growth Composite Index(/1/)
            ---------------------------------------------------------------------------------
         1997             46.07%                34.29%                  30.49%
            ---------------------------------------------------------------------------------
         1998             60.80%                62.72%                  38.71%
            ---------------------------------------------------------------------------------
         1999             96.11%                102.77%                 33.16%
            ---------------------------------------------------------------------------------
         2000             (23.98)%              (24.71)%                (22.42)%
            ---------------------------------------------------------------------------------
         2001             (41.21)%              (40.87)%                (20.42)%
            ---------------------------------------------------------------------------------
         7/1/01-6/30/02   (36.52)%              (35.81)%                (26.48)%
            ---------------------------------------------------------------------------------
         7/1/97-6/30/02   4.80%                 5.65%                   (0.28)%
            ---------------------------------------------------------------------------------
         Since
          Inception(/2/)  8.59%                 14.08%                  8.60%
            ---------------------------------------------------------------------------------

            (1) The Russell 1000 Growth Index is an unmanaged index containing those companies among the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which is comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The Russell 1000 Growth Index is considered generally representative of the market for large cap stocks.
            (2) December 27, 1996.
  Prospectus
22

            Prior Performance of Similar Accounts Relating to the NACM International Fund

                          Nicholas-Applegate Nicholas-Applegate
                          International Core International Core Growth MSCI EAFE
         Year             Growth Fund        Composite                 Index(/1/)
            ---------------------------------------------------------------------
         1997             30.63%             32.47%                    1.78%
            ---------------------------------------------------------------------
         1998             21.54%             23.65%                    20.00%
            ---------------------------------------------------------------------
         1999             69.07%             69.72%                    26.96%
            ---------------------------------------------------------------------
         2000             (23.08)%           (23.62)%                  (14.17)%
            ---------------------------------------------------------------------
         2001             (27.97)%           (27.58)%                  (21.44)%
            ---------------------------------------------------------------------
         7/1/01-6/30/02   (13.57)%           (13.52)%                  (9.49)%
            ---------------------------------------------------------------------
         7/1/97-6/30/02   2.01%              2.57%                     (1.55)%
            ---------------------------------------------------------------------
         Since
          Inception(/2/)  7.16%              8.67%                     1.26%
            ---------------------------------------------------------------------

            (1) Morgan Stanley Capital International Europe, Australia, Far East Index ("MSCI EAFE") is an unmanaged total-return performance benchmark. It is a capitalization-weighted index representative of the stock market structure of Europe and the Pacific Basin.
            (2) December 27, 1996.

            Prior Performance of Similar Accounts Relating to the NACM Value
            Fund

                                                                       Russell
                          Nicholas-Applegate Nicholas-Applegate        1000
                          Large Cap Value    Large Cap Value           Value
         Year             Fund               Composite                 Index(/1/)
            ---------------------------------------------------------------------
         1997             40.55%             41.96%                    35.18%
            ---------------------------------------------------------------------
         1998             20.13%             21.36%                    15.63%
            ---------------------------------------------------------------------
         1999             8.88%              10.13%                    7.35%
            ---------------------------------------------------------------------
         2000             7.82%              9.40%                     7.01%
            ---------------------------------------------------------------------
         2001             (1.02)%            0.11%                     (5.60)%
            ---------------------------------------------------------------------
         7/1/01-6/30/02   (10.88)%           (9.87)%                   (8.96)%
            ---------------------------------------------------------------------
         7/1/97-6/30/02   8.81%              10.22%                    6.52%
            ---------------------------------------------------------------------
         Since
          Inception(/2/)  14.24%             16.45%                    13.09%
            ---------------------------------------------------------------------

            (1) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged.
            (2) April 30, 1996.

            Management of the Funds

Investment
Adviser
and
Administrator
            PIMCO Advisors serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

             PIMCO Advisors is located at 888 San Clemente Drive, Newport
            Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2002, PIMCO Advisors and its investment management affiliates had approximately $346 billion in assets under management.

             PIMCO Advisors has retained its investment management affiliate,
            Nicholas-Applegate Capital Management ("Nicholas-Applegate" or the "Sub-Adviser") to manage each Fund's investments. See "Sub-Adviser" below.

             PIMCO Advisors has retained its affiliate, Pacific Investment
            Management Company LLC ("Pacific Investment Management Company"), to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

             During December 2001, PIMCO Advisors L.P. changed its name to
            Allianz Dresdner Asset Management of America L.P. Allianz Dresdner Asset Management of America L.P. serves as the Funds' investment adviser through its PIMCO Advisors division and, acting in such capacity, is referred to as PIMCO Advisors.

             It is anticipated that PIMCO Funds Advisors LLC will replace
            PIMCO Advisors as the Adviser to the Funds within calendar year 2002. PIMCO Funds Advisors LLC is a wholly owned indirect subsidiary of PIMCO Advisors. This change would not result in any change in the advisory or administrative services provided to or fees and expenses paid by the Funds.
                                            PIMCO Funds: Multi-Manager Series
                                                                              23

Advisory    Each Fund pays PIMCO Advisors fees in return for providing or
Fees        arranging for the provision of investment advisory services. PIMCO
            Advisors (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

             Each of the Funds (except for the NACM Pacific Rim Fund) has only recently commenced operations and did not pay any advisory fees during the last fiscal year. The Nicholas-Applegate Pacific Rim Fund, the PIMCO NACM Pacific Rim Fund's predecessor, paid advisory fees to NACM at an annual rate of 1.00% during the fiscal year ended March 31, 2002. (The PIMCO NACM Pacific Rim Fund will pay advisory fees to PIMCO Advisors at the annual rate of 0.90% of average daily net assets.) The annual investment advisory fee rate payable by each other Fund to PIMCO Advisors (stated as a percentage of the average daily net assets of each Fund taken separately) is listed below:


         Fund                      Advisory Fees
            ------------------------------------------------------------------
         NACM Core Equity Fund         0.50%
         NACM Flex-Cap Value Fund      0.65%
         NACM Global Fund              0.70%
         NACM Growth Fund              0.50%
         NACM International Fund       0.70%
         NACM Value Fund               0.50%

Administrative
Fees
            Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Class D shareholders of each Fund pay an administrative fee to PIMCO Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to Class D shares. PIMCO Advisors, in turn, provides or procures administrative services for Class D shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class D shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

             PIMCO Advisors or an affiliate may pay financial service firms a portion of the Class D administrative fees in return for the firms' services (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to Class D shares purchased through such firms).

             Class D shareholders of the Funds pay PIMCO Advisors monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class D shares):


                                   Administrative
         Fund                          Fees*
            ------------------------------------------------------------------
         NACM Core Equity Fund         0.75%
         NACM Flex-Cap Value Fund      0.75%
         NACM Global Fund              0.85%
         NACM Growth Fund              0.75%
         NACM International Fund       0.95%
         NACM Pacific Rim Fund         0.95%
         NACM Value Fund               0.75%

            * As described below under "12b-1 Plan for Class D Shares," the administration agreement includes a plan adopted in conformity with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") which provides for the payment of up to 0.25% of the Administrative Fee listed above as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. In the Fund Summaries above, the "Annual Fund Operating Expenses" table provided under "Fees and Expenses of the Fund" for each Fund shows the aggregate Administrative Fee rate under two separate columns entitled "Distribution and/or Service (12b-1) Fees" (0.25%) and "Other Expenses" (the remainder of the Administrative Fee). If none of the 0.25% authorized under the 12b-1 Plan for Class D Shares is paid, then the fees paid under the column in the table reading "Distribution and/or Service (12b-1) Fees" would be 0.00% and the fees paid under the column reading "Other Expenses" would increase by 0.25% accordingly so that the total Administrative Fee remains the same.

12b-1       The Funds' administration agreement includes a plan for Class D
Plan for    shares that has been adopted in conformity with the requirements
Class D     set forth in Rule 12b-1 under the 1940 Act. The plan provides that
Shares      up to 0.25% per annum of the Class D administrative fees paid under the administration agreement may represent reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Because 12b-1 fees would be paid out of a Fund's Class D share assets on an ongoing basis, over time these fees would increase the cost of your investment in Class D shares and may cost you more than other types of sales charges.
  Prospectus
24

Sub-        Nicholas-Applegate Capital Management LLC serves as the Sub-
Adviser     Adviser for the Funds. The Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets, subject to the general supervision of PIMCO Advisors and the Board of Trustees.

            Nicholas-Applegate is located at 600 West Broadway, San Diego, CA 92101. Organized in 1984, Nicholas-Applegate, an indirect subsidiary of PIMCO Advisors, provides advisory services to mutual funds and institutional accounts. As of June 30, 2002, Nicholas-Applegate had approximately $21.8 billion in assets under management.

            Beginning August 1, 2002, Horacio Valeiras will be the Chief Investment Officer of Global Equity Management for the Funds. Mr. Valeiras has 15 years' prior experience with Morgan Stanley Investment Management; Miller, Anderson and Sherred; and Credit Suisse First Boston. Prior to August 1, 2002, Catherine Nicholas was the Chief Investment Officer of Global Equity Management for the Funds since 1999.

            The following individuals at Nicholas-Applegate share primary responsibility for each of the noted Funds.


         Fund              Portfolio Managers   Since            Recent Professional Experience
            ------------------------------------------------------------------------------------
         NACM Core Equity  David Pavan, CFA     2002 (inception) Portfolio Manager for the
                                                                 Nicholas-Applegate Systematic
                                                                 since 1996. He has 6 years'
                                                                 prior experience with Putnam
                                                                 Investments and Genus Capital
                                                                 Management, Inc.
                           Mark Stuckelman      2002 (inception) Portfolio Manager for the
                                                                 Nicholas-Applegate Large Cap
                                                                 Value Fund since 1995 and Value
                                                                 Opportunities Fund since 2001.
                                                                 He has 5 years' prior
                                                                 investment management
                                                                 experience with Wells Fargo
                                                                 Bank Investment Management
                                                                 Group; Fidelity Management
                                                                 Trust Co. and BARRA.
                           Doug Stone           2002 (inception) Director of Nicholas-
                                                                 Applegate's Research and Risk
                                                                 Management since 1994. He has
                                                                 20 years' prior experience; 10
                                                                 years' investment experience
                                                                 with the Frank Russell Company;
                                                                 University of Washington; and
                                                                 U.S. Department of Interior.
                                                                 Member of Editorial Board,
                                                                 Journal of Investing.
                           Stacey Nutt, Ph.D.   2002 (inception) Portfolio Manager for the
                                                                 Nicholas-Applegate U.S.
                                                                 Systematic since 1999. She has
                                                                 6 years' prior experience with
                                                                 Vestek Systems, Inc.; Virginia
                                                                 Tech; and Georgia Institute of
                                                                 Technology.
                           John Graves          2002 (inception) Investment Analyst for the
                                                                 Nicholas-Applegate Large Cap
                                                                 Value Fund since 1997. He has 9
                                                                 years' previous experience with
                                                                 the San Diego County District
                                                                 Attorney's Office and Imperial
                                                                 Savings.
                           Todd Wolter, CFA     2002 (inception) Portfolio Manager for Nicholas-
                                                                 Applegate U.S. Systematic since
                                                                 2000. He has 5 years' prior
                                                                 experience with Credit Suisse
                                                                 Asset Management; University of
                                                                 California, Irvine; Olde
                                                                 Financial Corporation; and
                                                                 Prudential Securities.
                           Frank Feng, Ph.D.    2002 (inception) Investment Analyst for
                                                                 Nicholas-Applegate U.S.
                                                                 Systematic since 2001. He has 5
                                                                 years' of prior experience with
                                                                 Vestek Systems; Providian
                                                                 Financial and the Federal
                                                                 Reserve Bank of Atlanta.
                           James Li, Ph.D., CFA 2002 (inception) Investment Analyst for
                                                                 Nicholas-Applegate U.S.
                                                                 Systematic since 2000. He has 5
                                                                 years' prior investment
                                                                 experience with Accessor
                                                                 Capital Management and Frank
                                                                 Russell Company.
                           Aerus Tran           2002 (inception) Investment Analyst with
                                                                 Nicholas-Applegate since 1999.
                                                                 He has 4 years' prior
                                                                 experience with the San Diego
                                                                 Association of Governments;
                                                                 Perwich, Goff & Karavatos; Best
                                                                 Mortgage, LLC; Western
                                                                 Riverside Association of
                                                                 Governments; San Bernardino
                                                                 Association of Governments.
                           Jane Edmondson       2002 (inception) Investment Analyst with
                                                                 Nicholas-Applegate since 1996.
                                                                 She has 5 years' prior
                                                                 experience with Merrill, Lynch,
                                                                 Pierce, Fenner & Smith.
                           Edward Wagner, CFA   2002 (inception) Investment Analyst with
                                                                 Nicholas-Applegate U.S.
                                                                 Systematic since 2000. He has 4
                                                                 years' prior investment
                                                                 experience with Vestek Systems;
                                                                 Smith Barney; and Citibank,
                                                                 London

                                            PIMCO Funds: Multi-Manager Series
                                                                              25

         Fund                 Portfolio Managers     Since            Recent Professional Experience
            -----------------------------------------------------------------------------------------
                              Mark Roemer            2002 (inception) Product Specialist with
                                                                      Nicholas-Applegate since 2001.
                                                                      He has 5 years' prior
                                                                      investment experience with
                                                                      Barclays Global Investors and
                                                                      Kleinwort Benson Investment
                                                                      Management of London.
                              Lawrence Speidell, CFA 2002 (inception) Director of Nicholas-
                                                                      Applegate's Global/Systematic
                                                                      Management and Research since
                                                                      1994. He has 23 years' prior
                                                                      investment experience with
                                                                      Batterymarch Financial
                                                                      Management and Putnam
                                                                      Management Company.
         NACM Flex-Cap Value  Mark Stuckelman        2002 (inception) See Above
                              John Graves            2002 (inception) See Above
                              Aerus Tran             2002 (inception) See Above
                              Mark Roemer            2002 (inception) See Above
         NACM Global          Catherine Nicholas     2002 (inception) Nicholas-Applegate's Chief
                                                                      Investment Officer from 1999 to
                                                                      August, 2002. She is
                                                                      responsible for management of
                                                                      global equities and trading for
                                                                      the firm. Ms. Nicholas joined
                                                                      the firm in 1987 and has prior
                                                                      investment experience with
                                                                      Professional Asset Securities,
                                                                      Inc. and Pacific Century
                                                                      Advisors.
                              Pedro Marcal           2002 (inception) Portfolio Manager for the
                                                                      Nicholas-Applegate Global
                                                                      Select Fund since 2001. Lead
                                                                      Portfolio Manager for the
                                                                      Nicholas-Applegate Emerging
                                                                      Countries Fund from 1994-2001.
                                                                      He has 5 years' prior
                                                                      investment management
                                                                      experience with A.B. Laffer &
                                                                      Associates and A-Mark Precious
                                                                      Metals.
                              Andrew Gallagher       2002 (inception) Portfolio Manager for the
                                                                      Nicholas-Applegate U.S Large
                                                                      Cap Select Growth Fund since
                                                                      1996. He has been a Portfolio
                                                                      Manger with Nicholas-Applegate
                                                                      since 1992 and has 7 years'
                                                                      prior investment management
                                                                      experience with Pacific Century
                                                                      Advisors and Sentinel Asset
                                                                      Management.
                              Loretta Morris         2002 (inception) Portfolio Manger for Nicholas-
                                                                      Applegate International Core
                                                                      Growth Fund since 1996,
                                                                      International Growth
                                                                      Opportunities Fund since 1997,
                                                                      Worldwide Growth Fund since
                                                                      1993 and Global Select Fund
                                                                      since 2001. She has 10 years'
                                                                      prior investment management
                                                                      experience with Collins
                                                                      Associates.
                              Randall Kahn, CFA      2002 (inception) Portfolio Manager for the
                                                                      Nicholas-Applegate
                                                                      International Core Growth,
                                                                      Pacific Rim and Global Select
                                                                      Funds since 1999. He has 12
                                                                      years' prior investment
                                                                      experience with American
                                                                      Century Investments, Daiwa
                                                                      Securities America, Inc., and
                                                                      Daiwa Securities Co., LTD.
                              Andrew Beal            2002 (inception) Portfolio Manger for the
                                                                      Nicholas-Applegate Emerging
                                                                      Countries Fund since 2001. He
                                                                      has 10 years' prior experience
                                                                      with Schroder Investment
                                                                      Management (UK) LTD.
                              Ernesto Ramos, Ph.D.   2002 (inception) Portfolio Manager for the
                                                                      Nicholas-Applegate Emerging
                                                                      Countries, Latin America,
                                                                      International Core Growth and
                                                                      International Growth
                                                                      Opportunities Funds since 1995.
                                                                      Research Manager from 1994-
                                                                      1995. He has 14 years' prior
                                                                      investment management and
                                                                      quantitative research
                                                                      experience with Batterymarch
                                                                      Financial Management; Bolt
                                                                      Beranek & Newman Inc., and
                                                                      Harvard University.
                              Melisa Grigolite, CFA  2002 (inception) Portfolio Manager for the
                                                                      Nicholas-Applegate
                                                                      International Growth,
                                                                      International Growth
                                                                      Opportunities and Worldwide
                                                                      Funds since 1997. Ms. Grigolite
                                                                      joined the firm in 1991. She
                                                                      has 11 years' prior experience.
                              Lawrence Speidell, CFA 2002 (inception) See Above
                              Michael Fredericks     2002 (inception) International Product
                                                                      Specialist with Nicholas-
                                                                      Applegate since 2001. He has 7
                                                                      years' of prior investment
                                                                      experience with Callan
                                                                      Associates; Baring Asset
                                                                      Management; Bank of America;
                                                                      Berger Barnett Investment
                                                                      Partners and Dean Witter
                                                                      Reynolds, Inc.
         NACM Growth          Andrew Gallagher       2002 (inception) See Above
                              William Chenoweth, CFA 2002 (inception) Portfolio Manager for the
                                                                      Nicholas-Applegate U.S Large
                                                                      Cap Select Growth Fund and U.S
                                                                      Equity Fund since 1998. He has
                                                                      12 years' prior investment
                                                                      experience with Turner
                                                                      Investment Partners, Inc. and
                                                                      Jefferson-Pilot Corporation.

  Prospectus
26

         Fund                Portfolio Managers     Since            Recent Professional Experience
            ----------------------------------------------------------------------------------------
                             Michael Carroll        2002 (inception) Portfolio Manager for the
                                                                     Nicholas-Applegate U.S Large
                                                                     Cap Select Growth Fund since
                                                                     1998. He has 3 years' prior
                                                                     investment experience with
                                                                     Morgan Stanley Dean Witter &
                                                                     Co. and the University of Notre
                                                                     Dame Investment Office.
                             Kenneth Lee, CFA       2002 (inception) Portfolio Manager for the
                                                                     Nicholas-Applegate U.S Large
                                                                     Cap Select Growth Fund since
                                                                     1999. He has 9 years' prior
                                                                     investment experience with
                                                                     Wells Fargo Bank and Dean
                                                                     Witter Reynolds/Lederer
                                                                     Quantitative Research.
                             Trisha Schuster, CFA   2002 (inception) Portfolio Manger for the
                                                                     Nicholas-Applegate U.S Large
                                                                     Cap Select Growth and Global
                                                                     Healthcare Funds since 1998.
                                                                     She has 4 years' prior
                                                                     investment experience with Bel
                                                                     Air Advisor/Bear Stearns and
                                                                     Farmers Insurance Company.
                             Thomas Smith, CFA      2002 (inception) Investment Analyst for the
                                                                     Nicholas-Applegate U.S Large
                                                                     Cap Select Growth and U.S
                                                                     Equity Funds since 1998.
                                                                     Account Administrator for the
                                                                     Nicholas-Applegate Large Cap
                                                                     Growth and Mid Cap Growth Funds
                                                                     from 1995-1998. He has 4 years'
                                                                     prior investment experience
                                                                     with Wells Fargo Bank and Dean
                                                                     Witter Reynolds.
                             Thomas Sullivan        2002 (inception) Portfolio Manager for the
                                                                     Nicholas-Applegate U.S Equity
                                                                     Fund since 1996. Mr. Sullivan
                                                                     joined the firm in 1994 and his
                                                                     investment experience includes
                                                                     Pilgrim Funds, First New York
                                                                     Securities, and Donaldson,
                                                                     Lufkin & Jenrette Securities
                                                                     Corp.
         NACM International  Loretta Morris         2002 (inception) See Above
                             Randall Kahn, CFA      2002 (inception) See Above
                             Andrew Beal            2002 (inception) See Above
                             Ernesto Ramos, Ph.D.   2002 (inception) See Above
                             Lawrence Speidell, CFA 2002 (inception) See Above
                             Christopher Angioletti 2002 (inception) Portfolio Manager for the
                                                                     Nicholas-Applegate Global
                                                                     Technology, International
                                                                     Growth Opportunities and
                                                                     International Core Growth Funds
                                                                     since 1999. He has 3 years'
                                                                     prior investment experience
                                                                     with Sterling Johnston Capital
                                                                     Management, Inc.; Volpe, Brown,
                                                                     Whelan & Co., LLC; and
                                                                     Oppenheimer & Co. Inc.
                             Jon Borchardt          2002 (inception) Investment Analyst for the
                                                                     Nicholas-Applegate
                                                                     International Core Growth Fund
                                                                     since 1996. He has 5 years'
                                                                     prior experience as a
                                                                     International Account
                                                                     Administrator with Nicholas-
                                                                     Applegate Capital Management
                                                                     and interned with Lehman
                                                                     Brothers Global Real Estate
                                                                     Group.
                             Jason Campbell         2002 (inception) Portfolio Manger for the
                                                                     Nicholas-Applegate Pacific Rim
                                                                     and Global Technology Funds
                                                                     since 1998. He has prior
                                                                     experience with San Diego State
                                                                     University Economics
                                                                     Department.
                             John Casarietti        2002 (inception) Investment Analyst for
                                                                     Nicholas-Applegate Emerging
                                                                     Countries Fund since 2001 and
                                                                     Account Administrator 1998 to
                                                                     2001. His experience includes
                                                                     responsibilities in the firm's
                                                                     operations department and 4
                                                                     years' prior experience with
                                                                     Interbank Funding Group and
                                                                     Barron Chase Securities.
                             Michael Fredericks     2002 (inception) See Above
                             David Fujisaki         2002 (inception) Investment Analyst for
                                                                     Nicholas-Applegate Pacific Rim
                                                                     and Emerging Countries Funds
                                                                     since 2001. He has 1 year prior
                                                                     experience with Jeffrey Slocum
                                                                     & Associates and Tennant
                                                                     Corporation Japan Branch.
                             Jennifer Gouslin, CFA  2002 (inception) Investment Analyst with
                                                                     Nicholas-Applegate since 2001.
                                                                     She joined the firm in 1997 as
                                                                     an International Account
                                                                     Administrator. She has 4 years'
                                                                     prior experience with
                                                                     Parametric Portfolio Associates
                                                                     and CTC Consulting Inc.
                             Melisa Grigolite, CFA  2002 (inception) See Above
                             Rebecca Hagstrom, CFA  2002 (inception) Investment Analyst for
                                                                     Nicholas-Applegate Emerging
                                                                     Countries Fund since 2000. She
                                                                     has 5 years' prior experience
                                                                     with Prudential Global Asset
                                                                     Management; Prudential Capital
                                                                     Group and Prudential Realty
                                                                     Group.

                                            PIMCO Funds: Multi-Manager Series
                                                                              27

         Fund              Portfolio Managers     Since             Recent Professional Experience
            ---------------------------------------------------------------------------------------
                           Christopher Herrera    2002 (inception)  Investment Analyst for
                                                                    Nicholas-Applegate
                                                                    International Growth
                                                                    Opportunities and International
                                                                    Core Growth Funds since 2000.
                                                                    He has 5 years' prior
                                                                    experience as an intern with
                                                                    the firm and with Lehman
                                                                    Brothers Global Real Estate
                                                                    Group.
                           Theodora Jamison       2002 (inception)  Investment Analyst for
                                                                    Nicholas-Applegate Emerging
                                                                    Countries Fund and Latin
                                                                    America Fund since 1999. She
                                                                    has 2 years' prior investment
                                                                    experience with Donaldson,
                                                                    Lufkin & Jenrette and A.G.
                                                                    Edwards & Sons Inc.
                           Peter Moon             2002 (inception)  Investment Analyst for
                                                                    Nicholas-Applegate
                                                                    International Growth
                                                                    Opportunities and International
                                                                    Core Growth Funds since 2001.
                                                                    He has 4 years' prior
                                                                    investment experience with
                                                                    Johnson & Johnson and Sequus
                                                                    Pharmaceuticals, Inc. (Alza
                                                                    Corporation)
                           Jessica Occhialini     2002 (inception)  Portfolio Manager for Nicholas-
                                                                    Applegate Emerging Countries
                                                                    Fund since 1998. She joined the
                                                                    firm in 1995 and has 6 years'
                                                                    prior experience with Union
                                                                    Capital Advisors, Eaton Vance
                                                                    Management, and Caywood-Scholl
                                                                    Capital Management.
                           Antonio Ramos          2002 (inception)  Investment Analyst for
                                                                    Nicholas-Applegate
                                                                    International Structured Fund
                                                                    since 2001. He joined the firm
                                                                    in 1998 as Project Manager for
                                                                    the Information Management
                                                                    Group and joined the U.S.
                                                                    Systematic team in 1999. He has
                                                                    10 years' prior experience with
                                                                    Vintage Inc., Japan and
                                                                    Advanced Technologies Co., Ltd.
                                                                    Japan
                           Karl Richtenburg       2002 (inception)  Investment Analyst for
                                                                    Nicholas-Applegate
                                                                    International team since 2001.
                                                                    He has 8 years' prior
                                                                    investment experience with GE
                                                                    Asset Management, International
                                                                    Equities and GFI Group Ltd.,
                                                                    London.
                           Eric Sagmeister        2002 (inception)  VInvestment Analyst for
                                                                    Nicholas-Applegate's
                                                                    International team since 1995.
                                                                    His experience with Nicholas-
                                                                    Applegate includes 5 years' as
                                                                    a trade settlement coordinator
                                                                    and in the operations
                                                                    department. Previously with
                                                                    Qualcomm Communications
                           Rolf Schild            2002 (inception)  Investment Analyst for
                                                                    Nicholas-Applegate
                                                                    International team since 1997.
                                                                    Previous investment experience
                                                                    with Raiffeisen Bank,
                                                                    Switzerland
         NACM Pacific Rim  Randall Kahn, CFA      1999 (inception)* See Above
                           Andrew Beal            2001 (inception)* See Above
                           Lawrence Speidell, CFA 1997 (inception)* See Above
                           David Fujisaki         2001 (inception)* See Above
                           Karl Richtenburg       2001 (inception)* See Above
                           Jason Campbell         1998 (inception)* See Above
                           John Casarietti        2001 (inception)* See Above
                           Michael Fredericks     2001 (inception)* See Above
         NACM Value        Mark Stuckelman        2002 (inception)  See Above
                           John Graves            2002 (inception)  See Above
                           Aerus Tran             2002 (inception)  See Above
                           Mark Roemer            2002 (inception)  See Above

            * Represents the date the individual became involved in the management of the Nicholas-Applegate Pacific Rim Fund, the PIMCO NACM Pacific Rim Fund's predecessor.

Adviser/Sub-Shareholders of each Fund have approved a proposal permitting
Adviser     PIMCO Advisors to enter into new or amended sub-advisory
Relationshipagreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits PIMCO Advisors from entering into sub-advisory agreements with affiliates of PIMCO Advisors without shareholder approval, unless those affiliates are substantially wholly-owned by PIMCO Advisors.
            Subject to the ultimate responsibility of the Board of Trustees, PIMCO Advisors has the responsibility to oversee any Sub-Adviser and to recommend its hiring, termination and replacement.


Distributor
            The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stanford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.
  Prospectus
28

            How Fund Shares Are Priced

            The net asset value ("NAV") of a Fund's Class D shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

             Investments initially valued in currencies other than the U.S.
            dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the NACM Global, NACM International and NACM Pacific Rim Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

             Fund shares are valued at the close of regular trading on the New
            York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

            How to Buy and Sell Shares

            The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Funds.

General        .  Financial Service Firms. Broker-dealers, registered
Information investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by your account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Funds.

             Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly by the Funds, PIMCO Advisors or an affiliate (normally not to exceed an annual
                                            PIMCO Funds: Multi-Manager Series
                                                                              29
            rate of 0.35% of a Fund's average daily net assets attributable to its Class D shares and purchased through such firm for its clients). Your firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your firm for information.

             This Prospectus should be read in connection with your firm's materials regarding its fees and services.

               .  Calculation of Share Price and Redemption Payments. When you
            buy or sell (redeem) Class D shares of the Funds, you pay or receive a price equal to the NAV of the shares, except that a Redemption Fee of up to 2.00% may apply to shares that are redeemed or exchanged within 30 days of acquisition. See "Redemption Fees" below. NAVs are determined at the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day's NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

             The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day's NAV).

Buying      Class D shares of each Fund are continuously offered through
Shares      financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See
            "Financial Service Firms" above.

             You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge you for such services. If you wish to purchase shares of the Funds directly from the Trust or the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-888-87-PIMCO for information about other investment options.

             Class D shares of the Funds will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust's transfer agent, PFPC, Inc., will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-888-87-PIMCO for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

             The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

Investment
Minimums
            The following investment minimums apply for purchases of Class D shares.

                    Initial
                    Investment       Subsequent Investments
                         ----------------------------------
                    $2,500 per Fund      $100 per Fund

             In addition, accounts with balances of $2,500 or less may be charged an annual fee of $16. This fee may be deducted in quarterly installments from the below-minimum account and paid to the Administrator.
  Prospectus
30

             Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.

Exchanging  Except as provided below or in the applicable Fund's or series'
Shares prospectus(es), you may exchange your Class D shares of any Fund for Class D shares of any other Fund or series of the Trust or of PIMCO Funds: Pacific Investment Management Series that offers Class D shares. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor, except that a Redemption Fee of up to 2.00% may apply to shares that are exchanged within 30 days of acquisition. See "Redemption Fees" below. Currently, the Trust does not charge any exchange fees or charges, except for the Redemption Fee. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by Securities and Exchange Commission regulations, the Trust will give 60 days' advance notice to your financial service firm of any termination or material modification of the exchange privilege with respect to Class D shares.

Selling     You can sell (redeem) Class D shares through your financial
Shares      service firm on any day the New York Stock Exchange is open. You do not pay any fees or other charges to the Trust or the Distributor when you sell your shares, except that a Redemption
            Fee of up to 2.00% may apply to shares that are redeemed within 30 days of acquisition. See "Redemption Fees" below. However, your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-888-87-PIMCO for information regarding how to sell your shares directly to the Trust.

             Your financial service firm is obligated to transmit your
            redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust's transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

             Redemptions of Fund shares may be suspended when trading on the
            Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemptions
In Kind
            The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.
                                            PIMCO Funds: Multi-Manager Series
                                                                              31

Redemption  Investors in Class D shares of the Funds will be subject to a
Fees "Redemption Fee" on redemptions and exchanges equal to 1.00% (in the case of the NACM Flex-Cap Value, NACM Core Equity, NACM Growth and NACM Value Funds) or 2.00% (in the case of the NACM Global, NACM International and NACM Pacific Rim Funds) of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 30 days of their acquisition (i.e., beginning on the 31st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges. A new 30 day time period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). In determining whether a redemption fee is payable, the first-in first-out, or "FIFO," method will be used to determine which shares are being redeemed. The Redemption Fees may be waived for certain categories of investors, as described below.

             Redemption Fees are not paid separately, but are deducted
            automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO Advisors, the Fund's Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

             The purpose of the Redemption Fees is to defray the costs
            associated with the sale of portfolio securities to satisfy redemption and exchange requests made by "market timers" and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents PIMCO Advisors' estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's redemption or exchange. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks) and the effect of "bid/asked" spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

             Waiver of Redemption Fees. Redemptions and exchanges by
            shareholders that are investing through qualified retirement plans such as 401(k) plans will not be subject to the Redemption Fee. In addition, redemptions and exchanges by shareholders that are investing through financial service firms that have not agreed to assess the Redemption Fees against such shareholders will not be subject to Redemption Fees. The Trust may eliminate or modify these waivers at any time.

            Fund Distributions

            Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to its Class D shares are calculated in the same manner and at the same time. Each Fund intends to declare and distribute income dividends to shareholders of record at least annually. In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

            You can choose from the following distribution options:

            . Reinvest all distributions in additional Class D shares of your Fund at NAV. This will be done unless you elect another option.

            . Invest all distributions in Class D shares of any other Fund or another series of the Trust or PIMCO Funds: Pacific Investment Management Series which offers Class D shares at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. This option must be elected when your account is set up.
  Prospectus
32

            . Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). This option must be elected when your account is set up.

             Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

             You do not pay any sales charges or Redemption Fees on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

             For further information on distribution options, please contact your broker or call the Distributor at 1-888-87-PIMCO.

            Tax Consequences

               .  Taxes on Fund distributions. If you are subject to U.S.
            federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

             Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable to you as ordinary income.

             Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

               .  Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

               .  A Note on Foreign Investments. A Fund's investment in
            foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders of the NACM Global, NACM Pacific Rim and NACM International Funds may be entitled to claim a credit or deduction with respect to foreign taxes.

               .  A Note on Backup Withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be 30% for amounts paid in 2002 if a Fund is required to apply backup withholding to taxable distributions payable to a shareholder. Please see the Statement of Additional Information for further details about the new backup withholding tax rates.

             This section relates only to federal income tax consequences of investing in the Funds; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.
                                            PIMCO Funds: Multi-Manager Series
                                                                              33

            Characteristics and Risks of Securities
            and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of PIMCO Advisors, the Sub-Adviser and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed       Fixed income securities are obligations of the issuer to make
Income      payments of principal and/or interest on future dates, and include
Securities  corporate and government bonds, notes, certificates of deposit,
and         commercial paper, convertible securities and mortgage-backed and
Defensive   other asset-backed securities.
Strategies

             Under normal market conditions, the Funds will invest primarily in equity securities. In addition, the Funds may invest a portion of their assets in debt obligations issued or guaranteed by the U.S. government or foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational government entities, and debt obligations of corporate issuers. There is no limit on the average maturity of the debt securities in the Funds' portfolios. Such debt obligations may be unrated or rated, at the time of purchase, below investment grade by Standard & Poor's, Moody's or another recognized international rating organization. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates. When the Sub-Adviser believes that any of the Funds should adopt a temporary defensive posture (as part of a non-principal investment strategy), any Fund may hold all or a substantial portion of its assets in high-quality fixed income securities, which may include debt obligations issued or guaranteed by the U.S. government or non-U.S. governments, (including their agencies, instrumentalities, authorities and political subdivisions), by international or supranational government entities, and by U.S. and non-U.S. corporate issuers.

             Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer durations (defined below) tend to be more sensitive to interest rate movements than those with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. Generally, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Companies
With
Smaller
Market
Capitalizations
            Each of the Funds may invest in securities of companies with market capitalizations that are small compared to other publicly traded companies. The NACM Flex-Cap Value, NACM Global and NACM Pacific Rim Funds generally have substantial exposure to this risk.

             Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest
  Prospectus
34
            in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

             Because securities of smaller companies may have limited
            liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Initial     The Funds may purchase securities in initial public offerings
Public      (IPOs). These securities are subject to many of the same risks of
Offerings   investing in companies with smaller market capitalizations.
            Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions fewer companies may issue securities in IPOs.
            Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one
            Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Foreign
(non-       The NACM Global and NACM International Funds invest principally in
U.S.)       securities of foreign issuers, securities traded principally in
Securities  securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). The NACM Pacific Rim Fund invests principally in equity securities of companies located within the Pacific Rim.

             All of the Funds may invest in American Depository Receipts
            (ADRs), European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

             Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

             Certain Funds, particularly the NACM Global and NACM
            International Funds, will invest in companies located in both EMU and non-EMU European countries. Investments in EMU countries, all of which use the euro as their currency, involve certain risks.
            The EMU's objective is to create a single, unified market through which people, goods and money can work freely. Participation in the EMU is based on countries meeting certain financial criteria contained in the treaty creating the EMU. The transition to the
            EMU may be troubled as twelve separate nations adjust to the reduction in flexibility,
                                            PIMCO Funds: Multi-Manager Series
                                                                              35
            independence and sovereignty that the EMU requires. High unemployment and a sense of "deculteralization" within the general public and the participating countries could lead to political unrest and continuing labor disturbances.

Emerging    Each of the Funds may invest in securities of issuers based in or
Market      that trade principally in countries with developing (or "emerging
Securities  market") economies. The NACM Pacific Rim Fund may invest a significant portion of its assets in emerging market securities.
            Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility;
            restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

             Additional risks of emerging market securities may include:
            greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

             Special Risks of Investing in Russian and Other Eastern European
            Securities. The NACM Global and NACM International Funds may each invest a significant portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign     A Fund that invests directly in foreign currencies or in
Currencies  securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The NACM Global, NACM
            International and NACM Pacific Rim Funds are particularly sensitive to this risk.

             Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

             Foreign Currency Transactions. The NACM Global, NACM
            International and NACM Pacific Rim Funds may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. In addition, these Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a
  Prospectus
36
            future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

             The NACM Global, NACM International and NACM Pacific Rim Funds
            may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. These Funds may use one currency (or basket of currencies) to hedge against adverse changes in the value of another currency (or basket of currencies) when exchange rates between the two currencies are positively correlated. Each Fund will segregate assets determined to be liquid by PIMCO Advisors or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Convertible Each Fund may invest in convertible securities. Convertible Securities securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives Each Fund may, to a limited extent, use a number of derivative instruments for risk management purposes (hedging) as part of its non-principal investment strategy. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

             Examples of derivative instruments include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

             A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

             Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
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

             Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

             Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

             Leveraging Risk Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO Advisors or the Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

             Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

             Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

             Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Equity-     The Funds may invest in equity-linked securities, such as
Linked      participation notes, equity swaps and zero-strike options and
Securities  warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. See
            "Foreign (non-U.S.) Securities" above. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as participation notes, swap agreements and zero-strike warrants and options. See
            "Derivatives" above. Equity-linked securities may be considered illiquid and thus subject to each Fund's restrictions on investments in illiquid securities.

Credit
Ratings
and
Unrated
Securities
            The Funds may invest in securities based on their credit ratings assigned by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Ratings Services ("S&P"). Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of
  Prospectus
38
            fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and the Sub-Adviser do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

             A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High        Securities rated lower than Baa by Moody's or lower than BBB by
Yield       S&P are sometimes referred to as "high yield securities" or "junk
Securities  bonds." Each of the Funds may invest in these securities.
            Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of    For the purpose of achieving income, each Fund may lend up to 30%
Portfolio   of its total assets to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short       Each Fund may make short sales as part of its overall portfolio
Sales       management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Except for the NACM Global, NACM International and NACM
            Pacific Rim Funds, a Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short.
            Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-       Each Fund may purchase securities which it is eligible to purchase
Issued,     on a when-issued basis, may purchase and sell such securities for
Delayed     delayed delivery and may make contracts to purchase such
Delivery    securities for a fixed price at a future date beyond normal
and         settlement time (forward commitments). When-issued transactions,
Forward     delayed delivery purchases and forward commitments involve a risk
Commitment of loss if the value of the securities declines prior to the Transactionssettlement date. This risk is in addition to the risk that the
            Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase
Agreements
            Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds.
            This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid
            securities.
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Reverse     Each Fund may enter into reverse repurchase agreements, subject to
Repurchase the Fund's limitations on borrowings. A reverse repurchase Agreements agreement involves the sale of a security by a Fund and its
And Other   agreement to repurchase the instrument at a specified time and
Borrowings  price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO Advisors or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Illiquid    Each Fund may invest in securities that are illiquid so long as
Securities  not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term
            "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment  The Funds may invest up to 5% of their assets in securities of
in Other    other investment companies, such as closed-end management
Investment investment companies, or in pooled accounts or other investment Companies vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Portfolio   The length of time a Fund has held a particular security is not
Turnover    generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each
            Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The NACM International Fund is expected to have portfolio turnover rates greater than 200%. The NACM Pacific Rim and NACM Global Funds are expected to have portfolio turnover rates greater than 300%. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Changes     The investment objective of each of the Funds described in this
in          Prospectus may be changed by the Board of Trustees without
Investment shareholder approval. Unless otherwise stated in the Statement of Objectives Additional Information, all investment policies of the Funds may
and         be changed by the Board of Trustees without shareholder approval.
Policies    If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and     In addition to the risks described under "Summary of Principal
Smaller-    Risks" above and in this section, each of the Funds (except for
Sized       the NACM Pacific Rim Fund) are newly formed and therefore have no
Funds       performance history for investors to evaluate. Also, it is possible that the Funds, particularly the smaller-sized Funds, may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds' size, may have a disproportionate impact on the Funds' performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage
Investment
Limitations
            Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. References to assets in
  Prospectus
40
            the percentage limitations on the Funds' investments refer to total assets, except with respect to the principal investment objectives of the NACM Core Equity and NACM Pacific Rim Funds. References to assets in the first paragraph of the Fund Summaries for these two funds refer to net assets plus borrowings made for investment purposes.

Other       The Funds may invest in other types of securities and use a
Investments variety of investment techniques and strategies which are not
and         described in this Prospectus. These securities and techniques may
Techniques  subject the Funds to additional risks. Please see the Statement of
            Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.
                                            PIMCO Funds: Multi-Manager Series
                                                                              41

            Financial Highlights

            The financial highlights table is intended to help you understand the financial performance of the Institutional Class shares of the Nicholas-Applegate Pacific Rim Fund, the PIMCO NACM Pacific Rim Fund's predecessor, since the inception of the Nicholas-Applegate Pacific Rim Fund (12/31/97). Institutional Class shares are offered in a different prospectus. The Nicholas-Applegate Pacific Rim Fund reorganized into the PIMCO NACM Pacific Rim Fund on
            July 20, 2002. The Nicholas-Applegate Pacific Rim Fund did not offer shares corresponding to the PIMCO NACM Pacific Rim Fund's Class D shares. The information below reflects financial results for an Institutional Class share of the Nicholas-Applegate Pacific Rim Fund outstanding throughout each period indicated. The NACM Pacific Rim Fund did not offer Administrative Class shares during the periods shown. Since the other Funds recently commenced operations and do not yet have a full calendar year of performance, financial highlights are unavailable for these Funds.

            The total returns in the table represent the rate that an investor would have earned or lost on an investment in Institutional Class shares of the Nicholas-Applegate Pacific Rim Fund, assuming reinvestment of all dividends and distributions. The performance shown below is better than that which would have been achieved by Class D shares of the PIMCO NACM Pacific Rim Fund because of the higher fees and expenses associated with Class D shares. This information has been audited by Ernst & Young LLP, whose report, along with the Nicholas-Applegate Pacific Rim Fund's financial statements, are included in the Nicholas-Applegate Institutional Funds' annual reports to shareholders. The annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

                      Net Asset                   Net Realized   Total Income Dividends  Distributions
Year or               Value     Net               and Unrealized from         from Net   from Net
Period                Beginning Investment        Gains (Loss)   Investment   Investment Realized
Ended                 of Period Income (Loss) (1) on Investments Operations   Income     Capital Gains
-------               --------- ----------------- -------------- ------------ ---------- -------------
Pacific Rim Fund--
 Institutional Class
  3/31/02              $ 6.93        $ 0.05           $ 0.24        $ 0.29       $--        $--
  3/31/01               25.45         (0.08)           (7.10)        (7.18)       --         (11.34)
  3/31/00               12.33         (0.11)           16.15         16.04        --         (2.92)
  3/31/99               12.66         (0.07)           (0.26)        (0.33)       --         --
  12/31/97--3/31/98     12.50         0.02             0.14          0.16         --         --

(1) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1, 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)  Total returns are not annualized for periods less than one year.
(3) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(4) Net expenses include certain items not subject to expense reimbursement. Prospectus
42

                                 Net                                                                Ratio of Net
                 Fund            Asset          Net Assets, Ratio of                                Investment
                 Reimbursement   Value  Total   End of      Expenses to Expense           Net       Income (Loss)  Portfolio
   Total         Fee Added in    End of Return  Period      Average Net (Reimbursements)/ Expenses  to Average     Turnover
   Distributions Paid-In-Capital Period (2)     (in 000's)  Assets (3)  Recoupment (3)    (3),(4)   Net Assets (3) Rate
   ------------- --------------- ------ ------  ----------- ----------- ----------------- --------- -------------- ---------
   $--                $--        $7.22  4.18%     $11,429      3.57%         (2.12%)        1.45%       0.70%        390%
    (11.34)            --         6.93  (36.44)     2,026      8.20          (6.42)         1.78        (0.60)       1180
    (2.92)             --         25.45 136.92      3,821      6.25          (4.63)         1.62        (0.55)       424
    --                 --         12.33 (2.69)      1,099      14.68         (13.11)        1.57        (0.67)       450
    --                 --         12.66 1.28        1,197      4.50          (3.10)         1.40        0.74         86

                                            PIMCO Funds: Multi-Manager Series
                                                                              43

            PIMCO Funds: Multi-Manager Series

            The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

            You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-888-87-PIMCO, or by writing to:

                  PIMCO Funds Distributors LLC
                  2187 Atlantic Street
                  Stamford, Connecticut 06902

            You may also contact your financial service firm for additional information.

            You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

            You can also visit our Web site at www.pimcofunds.com for additional information about the Funds.

            PIMCO FUNDS

             File No. 811-6161
  Prospectus
44

          ---------------------------------------------------------------------
PIMCO     INVESTMENT ADVISER AND ADMINISTRATOR
Funds:    PIMCO Advisors, a division of Allianz Dresdner Asset Management of
Multi-    America, L.P., 888 San Clemente Drive, Newport Beach, CA 92660
Manager   ---------------------------------------------------------------------
Series    SUB-ADVISER
          Nicholas-Applegate Capital Management LLC, 600 West Broadway, San Diego, CA 92101
          ---------------------------------------------------------------------
          DISTRIBUTOR
          PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896
          ---------------------------------------------------------------------
          CUSTODIAN
          State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO
          64105
          ---------------------------------------------------------------------
          SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT
          PFPC, Inc., P.O. Box 9688, Providence, RI 02940
          ---------------------------------------------------------------------
          INDEPENDENT ACCOUNTANTS
          PricewaterhouseCoopers LLP, 1055 Broadway, 10th Floor, Kansas City, MO 64105
          ---------------------------------------------------------------------
          LEGAL COUNSEL
          Ropes & Gray, One International Place, Boston, MA 02110
          ---------------------------------------------------------------------
          For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcofunds.com.

                                                     Not part of the Prospectus

                                        Stay connected with
                                        www.pimcofunds.com

[LOGO]

Stay informed by visiting www.pimcofunds.com.

Timely, user-friendly information about the PIMCO Funds is now available on the PIMCO Funds Web site. We are committed to providing you with more than just the latest statistics. Visit www.pimcofunds.com to get a comprehensive look at the entire PIMCO Funds family, as well as extensive commentary and analysis from our investment professionals.

Fund Information Section

Click "Fund Information" on our Home page for current data on all of the PIMCO Funds. You will find:

.. Daily share prices and year-to-date performance figures.

.. Historical performance, portfolio holdings and risk analysis.

.. Investment strategies and manager bios.

Manager Commentary

The site houses timely updates and analysis from our stock and bond fund managers, including:

.. End-of-day Reports and Investment Insights--Covering everything from the economy to investment strategies and breaking news.

.. Manager Newsletters--Our fund managers publish a range of newsletters, covering topics from global financial markets to technology to the Federal Reserve. These newsletters are available on our site, including Bill Gross' highly regarded Investment Outlook.

.. Manager Media Coverage--Our managers are frequently sought after by the media to help sort out what's happening in the financial markets. Check the Home page for appearances on networks like CNBC, CNN, CNNfn and public television.

PIMCO NACM Funds

Find everything you need to know about the newest offerings from the PIMCO Funds family. The funds are managed by Nicholas-Applegate Capital Management (NACM), an institutional equity management firm. Both PIMCO Funds Distributors LLC and NACM are members of the Allianz Group, one of the world's largest financial services providers.

Bond Center

PIMCO Funds offers you access to some of the most respected bond managers in the country. To learn what these managers currently think about the economy and the bond markets, visit our site's Bond Center. The Bond Center includes these useful resources:

.. Manager Insights--Regular analysis from our bond managers about what is happening in the bond markets and where they see opportunities.

.. About Bond Investing--An investor's guide to bond investing, including white papers on PIMCO's bond investing philosophy, a glossary and more.

Appearances and other manager commentary contain the current opinions of the manager and do not represent a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice.

PZ043.7/02                 Not part of the Prospectus.
-------------------------------------------------------------------------------

PIMCO
FUNDS

                PIMCO Funds
                Distributors LLC

                2187 Atlantic Street
                Stamford, CT 06902-6896

            Prospectus

PIMCO       This Prospectus describes three mutual funds offered by PIMCO
Funds:      Funds: Multi-Manager Series. The Funds provide access to the
Multi-      professional investment advisory services offered by PIMCO Funds
Manager     Advisors LLC and its affiliate, NFJ Investment Group.
Series


            This Prospectus explains what you should know about the Funds
November    before you invest. Please read it carefully.
1, 2002

            The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Share
Classes
Institutional
and
Administrative

                                            PIMCO Funds: Multi-Manager Series  1

            Table of Contents

         Summary Information..............................................   3
         Fund Summaries
           PIMCO Equity Income Fund.......................................   4
           PIMCO Basic Value Fund.........................................   6
           PIMCO Value 25 Fund............................................   8
         Summary of Principal Risks.......................................  10
         Management of the Funds..........................................  12
         Investment Options -- Institutional Class and Administrative
          Class Shares....................................................  14
         Purchases, Redemptions and Exchanges.............................  15
         How Fund Shares Are Priced.......................................  19
         Fund Distributions...............................................  20
         Tax Consequences.................................................  20
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  21
         Financial Highlights.............................................  28

2  Prospectus

            Summary Information


 The table below lists the investment objectives and certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 4.

                                                                                                Approximate
                                                                                                Number of
  Sub-Adviser     Fund           Investment Objective    Main Investments                       Holdings
 ----------------------------------------------------------------------------------------------------------
  NFJ Investment  PIMCO Equity   Current income as a     Income producing common stocks of         40-50
  Group           Income         primary objective;      companies with market capitalizations
                                 long-term growth of     of more than $2 billion
                                 capital is a secondary
                                 objective
            -----------------------------------------------------------------------------------------------
                  PIMCO Basic    Long-term growth of     Common stocks of companies with market     40
                  Value          capital and income      capitalizations of more than $2
                                                         billion that are undervalued relative
                                                         to the market and their industry
                                                         groups
            -----------------------------------------------------------------------------------------------
                  PIMCO Value 25 Long-term growth of     Approximately 25 common stocks of          25
                                 capital and income      companies with market capitalizations
                                                         of between $1 billion and $5 billion
                                                         and below-average price-to-earnings
                                                         ratios relative to their industry
                                                         groups
 ----------------------------------------------------------------------------------------------------------

 Fund
 Descriptions,
 Performance
 and Fees
            The following Fund Summaries identify each Fund's investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

Note for
All Funds
             It is possible to lose money on investments in the Funds. The fact that a Fund may have had good performance in the past (for example, during the year ended 1999) is no assurance that the value of the Fund's investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                            PIMCO Funds: Multi-Manager Series  3

               PIMCO Equity Income Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                     Approximate Capitalization
and Strategies        Seeks current income as a primary Income producing common stocks Range
                      objective; long-term growth of    with potential for capital     More than $2 billion
                      capital is a secondary objective  appreciation
                                                                                       Dividend Frequency
                      Fund Category                     Approximate Number of Holdings Quarterly
                      Value Stocks                      40-50

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities. The Fund invests a significant portion of its assets in income-producing (e.g., dividend-paying) common stocks of companies with market capitalizations of more than $2 billion at the time of investment.

               The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. From this group of stocks, the Fund buys approximately 25 stocks with the highest dividend yields. The portfolio managers then screen the most undervalued companies in each industry by dividend yield to identify the highest yielding stocks in each industry. From this group, the Fund buys approximately 25 additional stocks with the lowest P/E ratios.

               In selecting stocks, the portfolio managers consider quantitative factors such as price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The portfolio managers may replace a stock when a stock within the same industry group has a considerably higher dividend yield or lower valuation than the Fund's current holding.

               Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

               The Fund may utilize options and other derivatives instruments (such as stock index futures contracts) primarily for risk management or hedging purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

                     . Market Risk  . Value Securities Risk  . Management Risk
                     . Issuer Risk  . Credit Risk            . Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart
               (including the information to its right) shows performance of the Fund's Institutional Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



4 Prospectus

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   ----------------------------------
                                                   1/1/02-9/30/02               [  ]%

                                                   Highest and Lowest Quarter Returns
                                                   (for periods shown in the bar chart)
                                                   ----------------------------------
                                                   Highest (2nd Qtr. '01)      12.07%

                                                   ----------------------------------
                                                   Lowest (3rd Qtr. '01)       -8.11%
                     [CHART]

                       2001
                      ------
                      16.40%

    Calendar Year End (through (through 12/31)

Average Annual Total Returns (for periods ended 12/31/01)

                                                                     Fund Inception
                                                             1 Year  (5/8/00)/(4)/
-----------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                       [  ]%   [  ]%
-----------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/       [  ]%   [  ]%
-----------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                                      [  ]%   [  ]%
-----------------------------------------------------------------------------------
Administrative Class                                          16.10%  14.80%
-----------------------------------------------------------------------------------
S&P 500 Index/(2) /                                          -11.87% -12.05%
-----------------------------------------------------------------------------------
Lipper Equity Income Funds Average/(3) /                      -5.64%   0.87%
-----------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
   Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2)The S&P 500 Index is an unmanaged index of large capitalization common stocks.
   It is not possible to invest directly in the index.
(3)The Lipper Equity Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio in dividend-paying equity securities. These funds' gross or net yield must be at least 125% of the average gross or net yield of the U.S. diversified equity fund universe. It does not take into account sales charges.
(4)The Fund began operations on 5/8/00. Index comparisons begin on 4/30/00.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)    None

Redemption Fee (as a percentage of exchange price or                   1.00%*
amount redeemed)

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The
  Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                               Distribution                 Total Annual
                                      Advisory and/or Service Other         Fund Operating
Share Class                           Fees     (12b-1) Fees   Expenses/(1)/ Expenses
------------------------------------------------------------------------------------------
Institutional                         0.45%    None           0.25%         0.70%
------------------------------------------------------------------------------------------
Administrative                        0.45     0.25%          0.25          0.95
------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.25% Administrative Fee paid by each class.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted
class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                           Year 1   Year 3         Year 5        Year 10
------------------------------------------------------------------------------------------
Institutional                         $72      $224           $390          $  871
------------------------------------------------------------------------------------------
Administrative                         97       303            525           1,166
------------------------------------------------------------------------------------------

                                            PIMCO Funds: Multi-Manager Series  5

               PIMCO Basic Value Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                               Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Undervalued larger capitalization common More than $2 billion
                      and income                        stocks
                                                                                                 Dividend Frequency
                      Fund Category                     Approximate Number of Holdings           Quarterly
                      Value Stocks                      40

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $2 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

               The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. After narrowing this universe to approximately 150 candidates, the portfolio managers select approximately 40 stocks for the Fund, each representing a different industry group. The portfolio managers select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The Fund's portfolio is generally rebalanced quarterly. The portfolio managers may also replace a stock when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

               Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

               The Fund may utilize options and other derivatives instruments (such as stock index futures contracts) primarily for risk management or hedging purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

                        .Market Risk  .Value Securities Risk  .Management Risk
                        .Issuer Risk  .Credit Risk            .Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart
               (including the information to its right) and the Average Annual
               Total Returns table show performance of the Fund's Institutional
               Class shares. The Fund's Administrative Class shares were not outstanding during the time periods shown. Performance information shown in the Average Annual Total Returns table for the Administrative Class shares is based on performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the Administrative Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


6 Prospectus

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   ----------------------------------
                                                   1/1/02-9/30/02               [  ]%

                                                   Highest and Lowest Quarter Returns
                                                   (for periods shown in the bar chart)
                                                   ----------------------------------
                                                   Highest (4th Qtr. '01)      11.45%
                                                   ----------------------------------
                                                   Lowest (3rd Qtr. '01)       -8.18%
                     [CHART]

                       2001
                      ------
                      12.82%

        Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/01)

                                                                                        Fund Inception
                                                                                 1 Year (5/8/00)/(4)/
------------------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                                          [  ]%  [  ]%
------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/                          [  ]%  [  ]%
------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and Sale of Fund Shares/(1)/  [  ]%  [  ]%
------------------------------------------------------------------------------------------------------
Administrative Class                                                             12.54% 12.86%
------------------------------------------------------------------------------------------------------
Russell Mid-Cap Value Index/(2)/                                                  2.33% 11.70%
------------------------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Average/(3)/                                        -1.78%  4.19%
------------------------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as
   401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
   After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2)The Russell Mid-Cap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.
(3)The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
(4)The Fund began operations on 5/8/00. Index comparisons begin on 4/30/00.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)               None

Redemption Fee (as a percentage of exchange price or amount redeemed)    1.00%*


*  The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged.
   Redemption Fees are paid to and retained by the Fund and are not sales charges (loads).
   See "Purchases, Redemptions and Exchanges--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                                  Distribution                 Total Annual
                                         Advisory and/or Service Other         Fund Operating
Share Class                              Fees     (12b-1) Fees   Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------
Institutional                            0.45%    None           0.25%         0.70%
---------------------------------------------------------------------------------------------
Administrative                           0.45     0.25%          0.25          0.95
---------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.25% Administrative Fee paid by each class.
Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                         Year 1   Year 3         Year 5        Year 10
---------------------------------------------------------------------------------------------
Institutional                            $72      $224           $390          $  871
---------------------------------------------------------------------------------------------
Administrative                            97       303            525           1,166
---------------------------------------------------------------------------------------------

                                            PIMCO Funds: Multi-Manager Series  7

            PIMCO Value 25 Fund


--------------------------------------------------------------------------------
Principal     Investment          Fund Focus              Approximate
Investments   Objective           Undervalued medium      Capitalization Range
and           Seeks long-term     capitalization          Between $1 billion
Strategies    growth of capital   common stocks           and $5 billion
              and income

              Fund Category       Approximate Number      Dividend Frequency
              Value Stocks        of Holdings             At least annually
                                  25

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of between $1 billion and $5 billion at the time of investment and below average P/E ratios relative to their respective industry groups. The Fund normally invests in approximately 25 common stocks. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

              The Fund's initial selection universe consists of approximately
            600 stocks of companies within the Fund's capitalization range. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. The portfolio managers then select approximately 25 stocks, each representing a different industry group. Each stock has close to equal weighting in the portfolio. The portfolio managers select stocks based on an analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields and trading liquidity. The Fund's portfolio is generally rebalanced quarterly. The portfolio managers may also replace a stock when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

              Under normal circumstances, the Fund intends to be fully
            invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 25% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

            The Fund may utilize options and other derivatives instruments (such as stock index futures contracts) primarily for risk management or hedging purposes.

            In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

            . Market Risk        . Smaller Company Risk      . Credit Risk
            . Issuer Risk        . Liquidity Risk            . Management Risk
            . Value Securities   . Focused Investment        . Derivatives Risk
              Risk                 Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund does not yet have a full calendar year of performance. Information Thus, no bar chart or average annual total returns table is included for the Fund.

8 Prospectus

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from     None
            your investment)

            Redemption Fee (as a percentage of exchange   1.00%*
            price or amount redeemed)

            * The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."


            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            ------------------------------------------------------------------
         Institutional   0.50%    None           0.25%         0.75%
            ------------------------------------------------------------------
         Administrative  0.50     0.25%          0.25          1.00
            ------------------------------------------------------------------
            (1)  Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
            ------------------------------------------------------------------
         Institutional   $ 77     $240           $417          $  930
            ------------------------------------------------------------------
         Administrative   102      318            552           1,225
            ------------------------------------------------------------------

                                            PIMCO Funds: Multi-Manager Series  9

            Summary of Principal Risks

            The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Market      The market price of securities owned by a Fund may go up or down,
Risk        sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may also decline for a number of reasons
Risk        which directly relate to the issuer, such as management
            performance, financial leverage and reduced demand for the issuer's goods or services.

Value       The Funds place particular emphasis on investing in securities of
Securities  companies that may not be expected to experience significant
Risk        earnings growth, but whose securities its portfolio manager believes are selling at a price lower than their true value (value securities). Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Smaller     The general risks associated with equity securities and liquidity
Company     risk are particularly pronounced for securities of companies with
Risk        smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.
            The PIMCO Value 25 Fund may have significant exposure to this risk because it invests substantial assets in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies.

10 Prospectus

Liquidity   All of the Funds are subject to liquidity risk. Liquidity risk
Risk        exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives The Funds may use derivatives, which are financial contracts whose
Risk value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Focused     Focusing Fund investments in a small number of issuers, industries
Investment  or foreign currencies increases risk. Funds, such as the PIMCO
Risk        Value 25 Fund, that invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in related industries such as "technology" or "financial and business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.

Credit      All of the Funds are subject to credit risk. This is the risk that
Risk        the issuer or the guarantor of a fixed income security, or the counterparty to a repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
            Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management  Each Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO Advisors, NFJ and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

                                            PIMCO Funds: Multi-Manager Series 11

            Management of the Funds

Investment
Adviser
and
Administrator
            PIMCO Funds Advisors LLC ("PIMCO Funds Advisors") serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, PIMCO Funds Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

             PIMCO Funds Advisors is located at 1345 Avenue of the Americas,
            New York, New York, 10105. Organized in 2000, PIMCO Funds Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. PIMCO Funds Advisors is a wholly owned indirect subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"). ADAM of America was organized as a limited partnership under Delaware law in 1987. As of [______________, 2002], PIMCO Funds Advisors and its advisory affiliates had approximately $[______] billion in assets under management.

             PIMCO Funds Advisors has retained an affiliated investment management firm, NFJ Investment Group ("NFJ" or the "Sub-Adviser") to manage each Fund's investments. See "Sub-Adviser" below. PIMCO Funds Advisors has retained its affiliate, Pacific Investment Management Company LLC ("Pacific Investment Management Company"), to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Funds Advisors and the sub- administrator may retain other affiliates to provide certain ofthese services.

Advisory    Each Fund pays PIMCO Funds Advisors fees in return for providing or
Fees        arranging for the provision of investment advisory services. PIMCO
            Funds Advisors (and not the Funds) pays a portion of the advisory fees it receives to NFJ in return for NFJ's services as Sub-Adviser.

             The Funds pay monthly advisory fees to PIMCO Funds Advisors at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

         Fund                                             Advisory Fees
            -----------------------------------------------------------
         PIMCO Equity Income and PIMCO Basic Value Funds      0.45%
         PIMCO Value 25 Fund                                  0.50%

Administrative
Fees
            Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Institutional and Administrative Class shareholders of each Fund pay an administrative fee to PIMCO Funds Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Funds Advisors, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Institutional and Administrative Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

             Institutional and Administrative Class shareholders of the Funds pay PIMCO Funds Advisors monthly administrative fees at the annual rate of 0.25% (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Institutional and Administrative Class shares):

12 Prospectus

Sub-        The Sub-Adviser has full investment discretion and makes all
Adviser     determinations with respect to the investment of a Fund's assets.
            The following provides summary information about the Sub-Adviser, including its investment specialty.

         Sub-Adviser           Investment Specialty
            -----------------------------------------------------------------
         NFJ Investment Group  Value stocks that NFJ believes are undervalued
         2121 San Jacinto,     and/or offer above-average dividend yields
         Suite 1840
         Dallas, TX 75201

             The following provides additional information about the Sub-
            Adviser and the individual Portfolio Manager(s) who have or share primary responsibility for managing the Funds' investments.

            An affiliate of PIMCO Funds Advisors, NFJ provides advisory services to mutual funds and institutional accounts. NFJ Investment Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had combined assets as of [____________, 2002], of approximately $[_____] billion.

            The following individuals at NFJ share primary responsibility for the noted Funds.

         Fund                 Portfolio Managers  Since          Recent Professional Experience
            -----------------------------------------------------------------------------------------
         PIMCO Equity Income  Chris Najork        2000*          Managing Director and founding
                                                                 partner of NFJ. He has over 30
                                                                 years' experience encompassing
                                                                 equity research and portfolio
                                                                 management. Prior to the formation
                                                                 of NFJ in 1989, he was a senior vice
                                                                 president, senior portfolio manager
                                                                 and analyst at NationsBank, which he
                                                                 joined in 1974.

                              Benno J. Fischer    2000*          Managing Director and founding
                                                                 partner of NFJ. He has over 30
                                                                 years' experience in portfolio
                                                                 management, investment analysis and
                                                                 research. Prior to the formation of
                                                                 NFJ in 1989, he was chief investment
                                                                 officer (institutional and fixed
                                                                 income), senior vice president and
                                                                 senior portfolio manager at
                                                                 NationsBank, which he joined in
                                                                 1971. Prior to joining NationsBank,
                                                                 Mr. Fischer was a securities analyst
                                                                 at Chase Manhattan Bank and Clark,
                                                                 Dodge.

         PIMCO Basic Value    Messrs. Najork and  2000*          See above.
                              Fischer

                              Paul A. Magnuson    2000*          Principal at NFJ. He is a Portfolio
                                                                 Manager and Senior Research Analyst
                                                                 with 15 years' experience in equity
                                                                 analysis and portfolio management.
                                                                 Prior to joining NFJ in 1992, he was
                                                                 an assistant vice president at
                                                                 NationsBank, which he joined in
                                                                 1985. Within the Trust Investment
                                                                 Qualitative Services Division of
                                                                 NationsBank, he was responsible for
                                                                 equity analytics and structured fund
                                                                 management.

         PIMCO Value 25       Messrs. Najork and  2000*          See above.
                              Fischer

                              E. Clifton Hoover,  2000*          Principal at NFJ. He is a Portfolio
                              Jr.                                Manager with 14 years' experience in
                                                                 financial analysis and portfolio
                                                                 management. Prior to joining NFJ in
                                                                 1997, he was associated with Credit
                                                                 Lyonnais from 1991 to 1997, where he
                                                                 served as a vice president and was
                                                                 responsible for the financial
                                                                 analysis and portfolio management of
                                                                 a diversified portfolio. He began
                                                                 his career as a financial analyst
                                                                 with NationsBank in 1985.

            -------
            *Since inception of the Fund

Distributor The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of ADAM of America. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission.

Adviser/    Shareholders of each Fund have approved a proposal permitting
Sub-Ad-     PIMCO Funds Advisors to enter into new or amended sub-advisory
viser Re-   agreements with one or more sub-advisers with respect to each Fund lationship  without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order prohibits PIMCO Funds Advisors from entering into sub-advisory agreements with affiliates of PIMCO Funds
            Advisors without shareholder approval, unless those affiliates are substantially wholly-owned by ADAM of America. PIMCO Funds Advisors has the ultimate responsibility to to oversee the Sub-Adviser and to recommend its hiring, termination and replacement.

                                           PIMCO Funds: Multi-Manager Series 13

            Investment Options --
            Institutional Class and Administrative Class Shares

            The Trust offers investors Institutional Class and Administrative Class shares of the Funds in this Prospectus.

             The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares. See "Purchases, Redemptions and Exchanges" below.

             Administrative Class shares are generally subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

              . Service and Distribution (12b-1) Fees--Administrative Class
            Shares. The Trust has adopted both an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of each Fund. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the Investment Company Act of 1940 and is administered in accordance with that rule. However, shareholders do not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan.

             Each Plan allows the Funds to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

             In combination, the Plans permit a Fund to make total
            reimbursements at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

              . Arrangements with Service Agents. Institutional Class and
            Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

14 Prospectus

            Purchases, Redemptions and Exchanges

Purchasing  Investors may purchase Institutional Class and Administrative
Shares Class shares of the Funds at the relevant net asset value ("NAV") of that class without a sales charge or other fee.

             Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

             Administrative Class shares are offered primarily through
            employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

             Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party.

              . Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Fund. At the discretion of PIMCO Advisors, the minimum initial investment may be waived for Institutional or Administrative Class shares offered to clients of PIMCO Advisors, NFJ and their affiliates. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor in which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

             The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

              . Timing of Purchase Orders and Share Price Calculations. A
            purchase order received by the Trust's transfer agent, National Financial Data Services (the "Transfer Agent"), prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's net asset value ("NAV"). An order received after the close of regular trading on the New York Stock Exchange will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

              . Initial Investment. Investors may open an account by
            completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

                                            PIMCO Funds: Multi-Manager Series 15

             Except as described below, an investor may purchase Institutional
            Class and Administrative Class shares only by wiring federal funds to the Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

             An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO Funds Advisors or one of its affiliates or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

              . Additional Investments. An investor may purchase additional
            Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

              . Other Purchase Information. Purchases of a Fund's
            Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

             The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

             An investor should invest in the Funds for long-term investment purposes only. The Trust, PIMCO Funds Advisors and NFJ each reserve the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

             Institutional Class and Administrative Class shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

             Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if PIMCO Funds Advisors or NFJ intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

              . Retirement Plans. Shares of the Funds are available for
            purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for

16 Prospectus
            details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

              . Redemption Fees. Investors in Institutional Class and
            Administrative Class shares of the Funds will be subject to a "Redemption Fee" on redemptions and exchanges equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 30 days of their acquisition (i.e., beginning on the 31st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges.
            A new 30 day time period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). In determining whether a redemption fee is payable, the first-in first-out, or "FIFO," method will be used to determine which shares are being redeemed. The Redemption Fees may be waived for certain categories of investors, as described below.

             Redemption Fees are not paid separately, but are deducted
            automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO Funds Advisors, the Fund's Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

             The purpose of the Redemption Fees is to defray the costs
            associated with the sale of portfolio securities to satisfy redemption and exchange requests made by "market timers" and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents PIMCO Funds Advisors' estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's redemption or exchange. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks) and the effect of "bid/asked" spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

             Waiver of Redemption Fees. Redemptions and exchanges by
            shareholders that are investing through qualified retirement plans such as 401(k) plans will not be subject to the Redemption Fee. In addition, redemptions and exchanges by shareholders that are investing through financial institutions (for example, through broker-dealer omnibus accounts) that have not agreed to assess the Redemption Fees against such shareholders will not be subject to Redemption Fees. The Trust may eliminate or modify these waivers at any time.

Redeeming     . Redemptions by Mail. An investor may redeem (sell)
Shares Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

              . Redemptions by Telephone or Other Wire Communication. An
            investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, by sending an e-mail to shareholder.services@pimco.com, or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone, wire ore-mail, but must be confirmed in writing by an authorized party prior to processing.

             In electing a telephone redemption, the investor authorizes
            Pacific Investment Management Company and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Pacific Investment Management Company or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone, wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Pacific Investment Management Company or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

             Shareholders may decline telephone exchange or redemption
            privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

                                            PIMCO Funds: Multi-Manager Series 17

             Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

              . Other Redemption Information. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day.

             Redemption proceeds will ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

             For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

             Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

             The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

             Redemptions of Fund shares may be suspended when trading on the
            New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Exchange
Privilege
            An investor may exchange Institutional Class or Administrative Class shares of a Fund described in this prospectus for shares of the same class of any other Fund described in this prospectus based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described

18 Prospectus
            above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648.

             An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Funds Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Funds Advisors to be detrimental to the Trust or a particular Fund. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.

            How Fund Shares Are Priced

            The net asset value ("NAV") of a Fund's Institutional and Administrative Class shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

             Investments initially valued in currencies other than the U.S.
            dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

             Fund shares are valued at the close of regular trading on the New
            York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

                                            PIMCO Funds: Multi-Manager Series 19

             Under certain circumstances, the per share NAV of the
            Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

            Fund Distributions

            Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the service and/or distribution fees applicable to Administrative Class shares.

             The PIMCO Equity Income and PIMCO Basic Value Funds each intend to declare and distribute income dividends to shareholders of record at least quarterly. The PIMCO Value 25 Fund intends to declare and distribute income dividends to shareholders of record at least annually. In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

             A Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions. Shareholders do not pay any sales charges or other fees on the receipt of shares received through the reinvestment of Fund distributions.

             For further information on distribution options, please contact the Trust at 1-800-927-4648.

            Tax Consequences

              . Taxes on Fund Distributions. A shareholder subject to U.S.
            federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

             Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long the shareholder owned the shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to shareholders as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable as ordinary income.

             Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.


20 Prospectus

              . Taxes on Redemptions or Exchanges of Shares. Any gain
            resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

              . A Note on Foreign Investments. A Fund's investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

              . A Note on Backup Withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be 30% for amounts paid in 2002 if a Fund is required to apply backup withholding to taxable distributions payable to a shareholder. Please see the Statement of Additional Information for additional information about the new backup withholding tax rates.

             This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

            Characteristics and Risks of
            Securities and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Funds' Adviser and Sub-Adviser and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed       Fixed income securities are obligations of the issuer to make
Income      payments of principal and/or interest on future dates, and include
Securities  corporate and government bonds, notes, certificates of deposit,
and         commercial paper, convertible securities and mortgage-backed and
Defensive   other asset-backed securities.
Strategies

             Under normal circumstances, the Funds intend to be fully invested in common stocks (aside from cash management practices), except that each of the Funds may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. These temporary defensive strategies would be inconsistent with the investment objective and principal investment strategies of each of the Funds and may adversely affect a Fund's ability to achieve its investment objective.

Companies
With
Smaller
Market
Capitalizations
            Each of the Funds may invest in securities of companies with market capitalizations that are small compared to other publicly traded companies. The PIMCO Value 25 Fund has significant exposure to the risks described below because it invests primarily in companies with medium-sized market capitalization, which are smaller and generally less well-known or seasoned than the largest companies. Companies which are smaller and less

                                            PIMCO Funds: Multi-Manager Series 21
            well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

             Because securities of smaller companies may have limited
            liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

            The Funds may purchase securities in initial public offerings
Intial      (IPOs). These securities are subject to many of the same risks of
Public      investing in companies with smaller market capitalizations.
Offerings   Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Foreign     Each of the Funds may invest in foreign securities, including
(non-       American Depository Receipts (ADRs). ADRs are dollar-denominated
U.S.)       receipts issued generally by domestic banks and representing the
Securities  deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United
            States.

             Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; market disruption; the possibility of security suspensions; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries' financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks

22 Prospectus
            associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

Emerging    Each of the Funds may invest in securities of issuers based in or
Market      that trade principally in countries with developing (or "emerging
Securities  market") economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity;
            significant price volatility; restrictions on foreign investment;
            and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

             Additional risks of emerging market securities may include:
            greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; technical difficulties; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

             Special Risks of Investing in Russian and Other Eastern European
            Securities. Each of the Funds may invest a portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign
Currencies
            A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors.

                                            PIMCO Funds: Multi-Manager Series 23

            Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Convertible Each Fund may invest in convertible securities. Convertible Securities securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives Each Fund may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

            Examples of derivative instruments include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

            A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

            Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

            Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

            Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

            Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO Funds Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

            Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

            Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

            Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Credit      The Funds may invest in securities based on their credit ratings
Ratings     assigned by rating agencies such as Moody's Investors Service,
and         Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").
Unrated     Moody's, S&P and other rating agencies are private services that
Securities  provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and NFJ do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

             A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

Loans of    For the purpose of achieving income, each Fund may lend its
Portfolio   portfolio securities to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short
Sales
            Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of

24 Prospectus
            further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-
Issued,
Delayed Delivery
and
Forward
Commitment
Transactions
            Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Each Fund may enter into repurchase agreements, in which the Fund Agreements purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse     Each Fund may enter into reverse repurchase agreements, subject to
Repurchase the Fund's limitations on borrowings. A reverse repurchase Agreements agreement involves the sale of a security by a Fund and its
and Other   agreement to repurchase the instrument at a specified time and
Borrowings  price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO Funds Advisors or NFJ in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional
            Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Illiquid    Each Fund may invest in securities that are illiquid so long as
Securities  not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term
            "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment
in Other
Investment
Companies
            Each of the Funds may invest up to 5% of its assets in securities of other investment companies, such as closed-end management investment companies, or in other pooled investment vehicles. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

                                            PIMCO Funds: Multi-Manager Series 25

Portfolio   The length of time a Fund has held a particular security is not
Turnover    generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each
            Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Changes     The investment objective of each Fund may be changed by the Board
in          of Trustees without shareholder approval. Unless otherwise stated
Investment in the Statement of Additional Information, all investment Objectives policies of the Funds may be changed by the Board of Trustees
and         without shareholder approval. If there is a change in a Fund's
Policies    investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

            In addition to the risks described under "Summary of Principal
New and     Risks" above and in this section, the Funds are newly formed and
Smaller-    therefore have limited or no performance histories for investors
Sized       to evaluate. Also, it is possible that the Funds may invest in
Funds       securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds' size, may have a disproportionate impact on the Funds' performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage Unless otherwise stated, all percentage limitations on Fund Investment investments listed in this Prospectus will apply at the time of Limitations investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. References to assets in the percentage limitations on the Funds' investments refer to total assets, except with respect to the principal investment objective of the PIMCO Equity Income Fund. References to assets in the first paragraph of that Fund Summary refer to net assets plus borrowings made for investment purposes.

Other       The Funds may invest in other types of securities and use a
Investments variety of investment techniques and strategies which are not
and         described in this Prospectus. These securities and techniques may
Techniques  subject the Funds to additional risks. Please see the Statement of
            Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

26 Prospectus

                           (Intentionally left blank)

                                            PIMCO Funds: Multi-Manager Series 27

            Financial Highlights

            The financial highlights table is intended to help you understand the financial performance of Institutional Class and Administrative Class shares of each Fund since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by [_______________________________], whose report, along with each Fund's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional
            Information and is available free of charge upon request from the Distributor. The PIMCO Value 25 Fund did not have Institutional Class and Administrative Class shares outstanding during the periods shown.

                  [To be updated by post-effective amendment.]

                                                                             Dividends
                 Net Asset    Net      Net Realized/     Total    Dividends  in Excess
                   Value   Investment    Unrealized   Income from  from Net    of Net
     Year or     Beginning   Income    Gain (Loss) on Investment  Investment Investment
  Period Ended   of Period   (Loss)     Investments   Operations    Income     Income
---------------------------------------------------------------------------------------
 PIMCO Equity
  Income Fund
  Institutional
   Class
   06/30/01       $ 9.88     $0.40(a)       $2.81 (a)    $3.21      $(0.35)    $0.00
   05/08/00 -
    06/30/00       10.51      0.06(a)       (0.66)(a)    (0.60)      (0.03)     0.00
  Administrative
   Class
   06/30/01         9.87      0.38(a)        2.80 (a)     3.18       (0.27)     0.00
   05/08/00 -
    06/30/00       10.50      0.07(a)       (0.68)(a)    (0.61)      (0.02)     0.00
 PIMCO Basic
  Value Fund
  Institutional
   Class
   06/30/01        10.85      0.29(a)        2.15 (a)     2.44       (0.25)     0.00
   05/08/00 -
    06/30/00       11.22      0.07(a)       (0.39)(a)    (0.32)      (0.05)     0.00

 -------
 *Annualized
 (a)Per share amounts based on average number of shares outstanding during the period.


28 Prospectus

                               Tax                     Fund       Net                                     Ratio of Net
 Distributions Distributions  Basis                Reimbursement Asset                         Ratio of    Investment
    of Net     in Excess of  Return                Fee Added to  Value           Net Assets   Expenses to Income (Loss)
   Realized    Net Realized    of        Total       Paid-in-    End of Total      End of     Average Net  to Average
 Capital Gains Capital Gains Capital Distributions    Capital    Period Return  Period (000s)   Assets     Net Assets
-----------------------------------------------------------------------------------------------------------------------
    $(0.13)       $(0.10)     $0.00     $(0.58)        $0.00     $12.51 33.59%     $51,201       0.70%        3.64%
      0.00          0.00       0.00      (0.03)         0.00       9.88 (5.73)      24,888       0.70*        3.81*
     (0.13)        (0.10)      0.00      (0.50)         0.00      12.55 33.30          975       0.95         3.51
      0.00          0.00       0.00      (0.02)         0.00       9.87 (5.78)       4,638       0.95*        4.74*
      0.00         (0.40)      0.00      (0.65)         0.00      12.64 23.37%       1,178       0.70%        2.50%
      0.00          0.00       0.00      (0.05)         0.00      10.85 (2.90)         911       0.70*        3.94*


  Portfolio
 Turnover Rate
--------------------------------------------------------------------------------

       43%
        3
       43
        3
       78%
        5



                                            PIMCO Funds: Multi-Manager Series 29

                           (Intentionally left blank)




30 Prospectus

                           (Intentionally left blank)




                                           PIMCO Funds: Multi-Manager Series  31

                           (Intentionally left blank)




32 Prospectus

--------------------------------------------------------------------------------
Multi-Manager Series
               INVESTMENT ADVISER AND ADMINISTRATOR
               PIMCO Funds Advisors LLC, 1345 Avenue of the Americas,
               New York, NY 10105

--------------------------------------------------------------------------------
               SUB-ADVISER
               NFJ Investment Group, 2121 San Jacinto, Suite 1840,
               Dallas, TX 75201

--------------------------------------------------------------------------------
               CUSTODIAN
               State Street Bank & Trust Co., 801 Pennsylvania,
               Kansas City, MO 64105

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               TRANSFER AGENT
               National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105

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               INDEPENDENT ACCOUNTANTS
               [________________________________________________________]

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               LEGAL COUNSEL
               Ropes & Gray, One International Place, Boston, MA 02110

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

The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds:
Multi-Manager Series
840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov. Reference the Trust's Investment Company Act file number in your correspondence.

Investment Company Act File No. 811-6161

[LOGO] PIMCO FUNDS

PIMCO Funds
840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

PY000.11/01

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                       STATEMENT OF ADDITIONAL INFORMATION
                                [      ], 2002

     This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses of PIMCO Funds: Multi-Manager Series (the "Trust"), as supplemented from time to time. Through seven Prospectuses, the Trust offers up to six classes of shares of each of its "Funds" (as defined herein). Class A, Class B and Class C shares of certain Funds are offered through the "Class A, B and C Prospectus," dated February 5, 2002 (the "Class A, B and C Prospectus") and Class A, Class B and Class C shares of the PIMCO NACM Funds are offered through the "PIMCO NACM Class A, B and C Prospectus," dated July 22, 2002 (the "PIMCO NACM Class A, B and C Prospectus"). Class D shares of certain Funds are offered through the "Class D Prospectus," dated February 1, 2002 (the "Class D Prospectus"), and Class D shares of the PIMCO NACM Funds are offered through the "PIMCO NACM Class D Prospectus," dated July 22, 2002 (the "PIMCO NACM Class D Prospectus"). Institutional and Administrative Class shares of certain Funds are offered through the "Institutional Prospectus," dated March 25, 2002 (the "Institutional Prospectus"), Institutional and Administrative Class shares of the PIMCO RCM Funds are offered through the "PIMCO RCM Institutional Prospectus," dated February 1, 2002 (the "PIMCO RCM Institutional Prospectus"), and Institutional and Administrative Class shares of the PIMCO NACM Funds are offered through the "PIMCO NACM Institutional Prospectus," dated July 22, 2002 (the "PIMCO NACM Institutional Prospectus"). The aforementioned prospectuses are collectively referred to herein as the "Prospectuses."

     Audited financial statements for the Trust, as of June 30, 2001, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, are incorporated herein by reference from the Trust's six June 30, 2001 Annual Reports. Audited financial statements for the series of Dresdner RCM Global Funds, Inc., the predecessors to the PIMCO RCM Funds, as of June 30, 2001, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, are incorporated herein by reference. Audited financial statements for the Nicholas-Applegate Pacific Rim Fund, the predecessor of the PIMCO NACM Pacific Rim Fund, as of March 31, 2002, for the fiscal year then ended, including notes thereto, and the reports of Ernst & Young LLP thereon, each dated May 1, 2002, are incorporated by reference from the March 31, 2002 annual report of Nicholas-Applegate Institutional Funds. Unaudited financial statements for the Trust, including the notes thereto, for the period ending December 31, 2001, are incorporated herein by reference from the Trust's four December 31, 2001 Semi-annual Reports. Because PIMCO Asset Allocation Fund invests a portion of its assets in series of PIMCO Funds: Pacific Investment Management Series ("PIMS"), the PIMS Prospectus for Institutional Class shares, dated October 1, 2001 and as from time to time amended or supplemented (the "PIMS Prospectus"), and the PIMS Statement of Additional Information, dated October 1, 2001 and as from time to time amended or supplemented, are also incorporated herein by reference. See "Investment Objectives and Policies--Investment Strategies of PIMCO Asset Allocation Fund--Incorporation by Reference" in this Statement of Additional Information. A copy of the applicable Prospectus and the Annual Report corresponding to such Prospectus, and the PIMCO Funds Shareholders' Guide for Class A, B and C Shares (the "Guide"), which is a part of this Statement of Additional Information, may be obtained free of charge at the addresses and telephone number(s) listed below.

Institutional Prospectus, Annual Reports and         Class A, B and C and Class D
---------------------------------------------        ----------------------------
the PIMS Prospectus and Statement of                 Prospectuses, Annual Reports, the Guide and
-------------------------------------                -------------------------------------------
Additional Information                               Statement of Additional Information
----------------------                               -----------------------------------
PIMCO Funds                                          PIMCO Funds Distributors LLC
840 Newport Center Drive                             2187 Atlantic Street
Suite 300                                            Stamford, Connecticut 06902
Newport Beach, California 92660                      Telephone: Class A, B and C - 1-800-426-0107
Telephone: 1-800-927-4648                                       Class D - 1-888-87-PIMCO
           1-800-987-4626 (PIMCO                                Retail Portfolio - 1-800-426-0107
           Infolink Audio Response Network)

                                TABLE OF CONTENTS

                                                                                     PAGE
                                                                                     ----
THE TRUST .......................................................................       1
INVESTMENT OBJECTIVES AND POLICIES ..............................................       3
U.S. GOVERNMENT SECURITIES ......................................................       3
BORROWING .......................................................................       3
PREFERRED STOCK .................................................................       4
CORPORATE DEBT SECURITIES .......................................................       4
HIGH YIELD SECURITIES ("JUNK BONDS") ............................................       5
LOAN PARTICIPATIONS AND ASSIGNMENTS .............................................       7
PARTICIPATION ON CREDITORS COMMITTEES ...........................................       7
VARIABLE AND FLOATING RATE SECURITIES ...........................................       7
TENDER OPTION BONDS .............................................................       7
ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES .............................       8
MUNICIPAL SECURITIES ............................................................       8
MORAL OBLIGATION SECURITIES .....................................................       9
INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS ..............................       9
MUNICIPAL LEASE OBLIGATIONS .....................................................       9
SHORT-TERM MUNICIPAL OBLIGATIONS ................................................       9
MORTGAGE-RELATED AND ASSET-BACKED SECURITIES ....................................      10
CONVERTIBLE SECURITIES ..........................................................      14
EQUITY-LINKED SECURITIES ........................................................      14
NON-U.S. SECURITIES .............................................................      15
FOREIGN CURRENCIES ..............................................................      17
BANK OBLIGATIONS ................................................................      19
COMMERCIAL PAPER ................................................................      20
MONEY MARKET INSTRUMENTS ........................................................      20
DERIVATIVE INSTRUMENTS ..........................................................      20
WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS ...............      29
WARRANTS TO PURCHASE SECURITIES .................................................      29
REPURCHASE AGREEMENTS ...........................................................      30
SECURITIES LOANS ................................................................      30
STOCKS OF SMALL AND MEDIUM CAPITALIZATION COMPANIES .............................      30
ILLIQUID SECURITIES .............................................................      31
INFLATION-INDEXED BONDS .........................................................      31
DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES ...........................      32
EVENT-LINKED BONDS ..............................................................      33
HYBRID INSTRUMENTS ..............................................................      33
SHORT SALES .....................................................................      33
INVESTMENT STRATEGIES OF PIMCO ASSET ALLOCATION FUND - INCORPORATION
  BY REFERENCE ..................................................................      35
INVESTMENT RESTRICTIONS .........................................................      35
FUNDAMENTAL INVESTMENT RESTRICTIONS .............................................      35
NON-FUNDAMENTAL INVESTMENT RESTRICTIONS .........................................      44
RESTRICTIONS RELATING TO RULE 35D-1UNDER THE 1940 ACT ...........................      46
MANAGEMENT OF THE TRUST .........................................................      48
TRUSTEES AND OFFICERS ...........................................................      48
COMMITTEES OF THE BOARD OF TRUSTEES .............................................      53
SECURITIES OWNERSHIP ............................................................      53
TRUSTEES' COMPENSATION ..........................................................      54
CODES OF ETHICS .................................................................      55
INVESTMENT ADVISER ..............................................................      55
PORTFOLIO MANAGEMENT AGREEMENTS .................................................      59
FUND ADMINISTRATOR ..............................................................      63
DISTRIBUTION OF TRUST SHARES ....................................................      67
DISTRIBUTOR AND MULTI-CLASS PLAN ................................................      67
DISTRIBUTION AND SERVICING PLANS FOR CLASS A, CLASS B AND CLASS C SHARES ........      70
PAYMENTS PURSUANT TO CLASS A PLANS ..............................................      74

                                                                                     PAGE
                                                                                     ----
PAYMENTS PURSUANT TO CLASS B PLANS ..............................................      75
PAYMENTS PURSUANT TO CLASS C PLANS ..............................................      77
DISTRIBUTION AND ADMINISTRATIVE SERVICES PLANS FOR ADMINISTRATIVE CLASS SHARES ..      81
PAYMENTS PURSUANT TO THE ADMINISTRATIVE PLANS ...................................      82
PLAN FOR CLASS D SHARES .........................................................      83
PURCHASES, EXCHANGES AND REDEMPTIONS ............................................      85
FUND REIMBURSEMENT FEES .........................................................      86
PORTFOLIO TRANSACTIONS AND BROKERAGE ............................................      88
INVESTMENT DECISIONS AND PORTFOLIO TRANSACTIONS .................................      88
BROKERAGE AND RESEARCH SERVICES .................................................      88
PORTFOLIO TURNOVER ..............................................................      93
NET ASSET VALUE .................................................................      94
TAXATION ........................................................................      95
DISTRIBUTIONS ...................................................................      95
SALES OF SHARES .................................................................      96
BACKUP WITHHOLDING ..............................................................      97
OPTIONS, FUTURES, FORWARD CONTRACTS AND SWAP AGREEMENTS .........................      97
PASSIVE FOREIGN INVESTMENT COMPANIES ............................................      98
FOREIGN CURRENCY TRANSACTIONS ...................................................      98
FOREIGN TAXATION ................................................................      98
ORIGINAL ISSUE DISCOUNT AND PAY-IN-KIND SECURITIES ..............................      99
SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS ....................................      99
OTHER TAXATION ..................................................................      99
OTHER INFORMATION ...............................................................     100
CAPITALIZATION ..................................................................     100
PERFORMANCE INFORMATION .........................................................     103
CALCULATION OF YIELD ............................................................     104
CALCULATION OF TOTAL RETURN .....................................................     104
COMPLIANCE EFFORTS RELATED TO THE EURO ..........................................     127
VOTING RIGHTS ...................................................................     127
CERTAIN OWNERSHIP OF TRUST SHARES ...............................................     127
CUSTODIAN .......................................................................     128
INDEPENDENT ACCOUNTANTS .........................................................     128
TRANSFER AND SHAREHOLDER SERVICING AGENTS .......................................     128
LEGAL COUNSEL ...................................................................     128
REGISTRATION STATEMENT ..........................................................     128
FINANCIAL STATEMENTS ............................................................     129
APPENDIX A DESCRIPTION OF SECURITIES RATINGS ....................................     A-1
APPENDIX B CERTAIN OWNERSHIP OF TRUST SHARES ....................................     B-1
PIMCO FUNDS SHAREHOLDERS' GUIDE FOR CLASS A, B AND C SHARES .....................    SG-1

                                    THE TRUST

     PIMCO Funds: Multi-Manager Series (the "Trust"), is an open-end management investment company ("mutual fund") that currently consists of forty-two separate investment series, although not all of these series currently offer their shares to the public. Except for the Select Growth Fund, RCM Global Technology, RCM Global Healthcare, RCM Biotechnology, RCM International Growth Equity and RCM Europe Funds, each of the Trust's series offered in this Statement of Additional Information is "diversified" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). The following eighteen series (the "PIMCO Funds") invest directly in common stocks and other securities and instruments: the Value Fund, the Equity Income Fund (formerly the "NFJ Equity Income Fund"), the Renaissance Fund, the Tax-Efficient Equity Fund, the Growth Fund, the Mega-Cap Fund, the Capital Appreciation Fund, the Mid-Cap Fund, the Select Growth Fund, the Growth & Income Fund, the Target Fund, the Small-Cap Value Fund, the Opportunity Fund, the Emerging Companies Fund, the Innovation Fund, the Global Innovation Fund, the Tax-Efficient Structured Emerging Markets Fund and the Basic Value Fund (formerly the "NFJ Value Fund"). The following funds also invest directly in equity securities and other securities and instruments: the RCM Large-Cap Growth Fund, the RCM Tax-Managed Growth Fund, the RCM Mid-Cap Fund, the RCM Small-Cap Fund, the RCM Biotechnology Fund, the RCM Global Small-Cap Fund, the RCM Global Technology Fund, the RCM Global Healthcare Fund, the RCM Global Equity Fund, the RCM International Growth Equity Fund, the RCM Emerging Markets Fund and the RCM Europe Fund (together, the "PIMCO RCM Funds") and the NACM Flex-Cap Value Fund, the NACM Core Equity Fund, the NACM Global Fund, the NACM Growth Fund, the NACM International Fund, the NACM Pacific Rim Fund and the NACM Value Fund (together, the "PIMCO NACM Funds"). An additional series, the Asset Allocation Fund (formerly, "PIMCO Funds Asset Allocation Series - 60/40 Portfolio"), is a so-called "fund-of-funds" which invests all of its assets in certain of the Funds and other series in the PIMCO Funds family. The PIMCO Funds, the PIMCO RCM Funds, the PIMCO NACM Funds and the Asset Allocation Fund are sometimes referred to collectively as the "Funds". Four other series of the Trust, the Select Value, PIMCO Value 25 (while formerly the "NFJ Value 25 Fund," for purposes of this Statement of Additional Information, the Fund will still be referred to as the NFJ Value 25 Fund), Cadence Capital Appreciation and Cadence Mid-Cap Funds, do not offer their shares to the public as of the date of this Statement of Additional Information. The Trust may from time to time create additional series offered through new, revised or supplemented prospectuses or private placement memoranda and Statements of Additional Information.

     The PIMCO Tax Exempt, International Developed, Emerging Markets, Balanced, Precious Metals, Small-Cap, Enhanced Equity, International, Former Equity Income, Select World, Europe Growth, New Asia, Emerging Markets, Telecom Innovation, Electronics Innovation, Internet Innovation, Small-Cap Technology, Healthcare Innovation, Select International, Structured Emerging Markets and RCM Balanced Funds and PIMCO Funds Asset Allocation Series - 90/10 Portfolio and 30/70 Portfolio, which are referred to elsewhere in this Statement of Additional Information, were formerly series of the Trust. The Tax Exempt Fund reorganized with and into the Municipal Bond Fund of PIMCO Funds: Pacific Investment Management Series ("PIMS"), an open-end series management investment company advised by Pacific Investment Management Company LLC ("Pacific Investment Management"), in a transaction that took place on June 26, 1998. The Tax Exempt Fund was liquidated in connection with the transaction and is no longer a series of the Trust. The International Developed and PIMCO Emerging Markets Funds reorganized with and into newly formed series of Alleghany Funds in a transaction that took place on April 30, 1999. References in this Statement of Additional Information to "PIMCO Emerging Markets Fund" refer to the former series of the Trust that reorganized on April 30, 1999; references to the Allianz Emerging Markets Fund refer to the series of the Trust referred to below (sometimes known as the "PIMCO Allianz Emerging Markets Fund"), which has liquidated. The International Developed and Emerging Markets Funds were liquidated in connection with the transaction and are no longer series of the Trust. The Balanced Fund reorganized with and into the Strategic Balanced Fund of PIMS in a transaction that took place on September 17, 1999. The Balanced Fund was liquidated in connection with the transaction and is no longer a series of the Trust. The Precious Metals Fund was liquidated on March 3, 2000 and is no longer a series of the Trust. The Small-Cap Fund was liquidated on July 28, 2000 and is no longer a series of the Trust. The PIMCO Value 25 Fund is also referred to in this Statement of Additional Information. The Value 25 Fund transferred substantially all of its assets to the Value Fund in a transaction that took place on March 3, 2000. As part of the transaction, the Value 25 Fund exchanged substantially all of its assets for shares of the Value Fund, which were then distributed to shareholders of the Value 25 Fund in complete redemption of their interests in and liquidation of the Value 25 Fund. The Value 25 Fund was not dissolved in the transaction; instead, on or about April 3, 2000, the series constituting the Value 25 Fund was renamed the NFJ Value 25 Fund. (As noted above, this Fund was subsequently renamed the PIMCO Value 25 Fund, but for purposes of this Statement of Additional Information, will continue to be referred to as the NFJ Value 25 Fund.) The Enhanced Equity Fund liquidated on May 31, 2001 and is no longer a series of the Trust. PIMCO International Fund reorganized with and into the Select International Fund in a transaction that took place on May 4, 2001. The International Fund liquidated in connection with the transaction and is no longer a series of the Trust. The Former Equity Income Fund reorganized with and into the Growth & Income Fund in a transaction that took place on June 22, 2001. The Former Equity Income Fund (which at the time was named "PIMCO Equity Income Fund") liquidated in connection with the transaction and is no longer a series of the Trust. References in this Statement of Additional Information to the "Former Equity Income Fund" refer to the former series of the Trust that reorganized on June 22, 2001; references to the Equity Income Fund refer to the current series of the Trust (formerly, the "NFJ Equity Income Fund"). The Select World, Europe Growth, New Asia, Emerging Markets, Telecom Innovation, Electronics Innovation, Internet Innovation and Small-Cap Technology Funds liquidated on or about June 22, 2001, and are no longer series of the Trust. The 90/10 Portfolio and 30/70 Portfolio reorganized with and into the Asset Allocation Fund in a transaction that took place on October 26, 2001. The 90/10 Portfolio and 30/70 Portfolio liquidated in connection with the transaction and are no longer series of the Trust. The Healthcare Innovation Fund and the Select International Fund reorganized with and into the Innovation Fund and the RCM International Growth Equity Fund, respectively, in a transaction that took place on March 15, 2002. The Healthcare Innovation and Select International Funds were liquidated in connection with the transaction and are no longer series of the Trust. The Structured Emerging Markets Fund merged with and into the Tax-Efficient Structured Emerging Markets Fund in a transaction that took place on June 26, 2002. The Structured Emerging Markets Fund liquidated in connection with the transaction and is no longer a series of the Trust. The RCM Balanced Fund dissolved on June 30, 2002 and is no longer a series of the Trust.

     The Trust was organized as a Massachusetts business trust on August 24, 1990. On January 17, 1997, the Trust and PIMCO Advisors Funds, a separate trust, were involved in a transaction in which certain series of PIMCO Advisors Funds reorganized into series of the Trust. In connection with this transaction, the Trust changed its name from PIMCO Funds: Equity Advisors Series to its current name. Prior to being known as PIMCO Funds: Equity Advisors Series, the Trust was named PIMCO Advisors Institutional Funds, PFAMCO Funds and PFAMCO Fund. The PIMCO RCM Funds were reorganized into the Trust on February 1, 2002 when shares of their predecessor funds, each a series of Dresdner RCM Global Funds, Inc., were exchanged for shares of the PIMCO RCM Funds.

     As of November 1, 2002, the adviser to each of the Funds is PIMCO Funds Advisors LLC ("PFA"). Prior to November 1, 2002, the PIMCO Advisors division of Allianz Dresdner Asset Management of America L.P. ("ADAM of America") was the adviser to each of the Funds. PIMCO Funds Advisors LLC is a wholly owned indirect subsidiary of PIMCO Advisors. This change did not result in any change in the advisory or administrative services provided to or fees and expenses paid by the Funds.

                       INVESTMENT OBJECTIVES AND POLICIES

     In addition to the principal investment strategies and the principal risks of the Funds described in the Prospectuses, each Fund may employ other investment practices and may be subject to additional risks which are described below. Because the following is a combined description of investment strategies and risks for all the Funds, certain strategies and/or risks described below may not apply to particular Funds. Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectuses, under "Investment Restrictions" in this Statement of Additional Information, or by applicable law, a Fund may engage in each of the practices described below.

     The Asset Allocation Fund invests all of their assets in certain Funds and series of PIMS. PIMS is sometimes referred to in the Prospectuses as PIMCO
Funds: Pacific Investment Management Series. These Funds and other series in which the Asset Allocation Fund invests are referred to in this Statement as "Underlying PIMCO Funds." By investing in Underlying PIMCO Funds, the Asset Allocation Fund may have an indirect investment interest in some or all of the securities and instruments described below, depending upon how its assets are allocated among the Underlying PIMCO Funds. The Asset Allocation Fund may also have an indirect investment interest in other securities and instruments utilized by the Underlying PIMCO Funds which are series of PIMS. These securities and instruments are described in the current PIMS Prospectus for Institutional Class and Administrative Class shares and in the PIMS Statement of Additional Information. The PIMS Prospectus and Statement of Additional Information are incorporated in this document by reference. See "Investment Strategies of PIMCO Asset Allocation Fund--Incorporation by Reference" below.

     The Funds' sub-advisers, which are responsible for making investment decisions for the Funds, are referred to in this section and the remainder of this Statement of Additional Information as "Sub-Advisers."

U.S. Government Securities

     U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds' shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.

Borrowing

     Subject to the limitations described under "Investment Restrictions" below, a Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund's assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be unsecured. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. For each of the PIMCO NACM Funds, all borrowings by each Fund cannot exceed one-third of that Fund's total assets. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     From time to time, the Trust may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such a credit agreement will be allocated among the Funds pursuant to guidelines approved by the Board of Trustees.

     In addition to borrowing for temporary purposes, a Fund may enter into reverse repurchase agreements if permitted to do so under its investment restrictions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. The Fund will segregate assets determined to be liquid by the Adviser or the Fund's Sub-Adviser in accordance with procedures established by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements with broker-dealers (but not banks). However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. Reverse repurchase agreements will be subject to the Funds' limitations on borrowings as specified under "Investment Restrictions" below.

Preferred Stock

     All Funds may invest in preferred stock. Preferred stock is a form of equity ownership in a corporation. The dividend on a preferred stock is a fixed payment which the corporation is not legally bound to pay. Certain classes of preferred stock are convertible, meaning the preferred stock is convertible into shares of common stock of the issuer. By holding convertible preferred stock, a Fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock.

Corporate Debt Securities

     All Funds may invest in corporate debt securities and/or hold their assets in these securities for cash management purposes. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

     A Fund's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are deemed to be comparable in quality to corporate debt securities in which the Fund may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

     Among the corporate debt securities in which the Funds may invest are convertible securities. A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock.

     A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party.

     Under normal market conditions, each PIMCO RCM Fund except the RCM Emerging Markets Fund, RCM Mid-Cap Fund and RCM Small-Cap Fund may invest up to 20%, of its total assets in short-term debt obligations (with maturities of one year or less) issued or guaranteed by the U.S. government or foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational government entities, and debt obligations of corporate issuers. The RCM Mid-Cap Fund and RCM Small Cap Fund may invest up to 20% of their total assets in U.S. Government debt obligations. Dresdner does not currently intend to purchase U.S. or foreign debt securities on behalf of the RCM International Growth Equity Fund except on an occasional basis when Dresdner believes that unusually attractive investments are available. The RCM Emerging Markets Fund may invest up to 20% of its total assets in debt securities issued or guaranteed by an emerging market company or government (including such government's agencies, instrumentalities, authorities and political subdivisions), or denominated in the currency of emerging market countries that Dresdner believes present attractive investment opportunities for capital growth. There is no limit on the average maturity of the debt securities in the RCM Emerging Markets Fund's portfolio. Such debt obligations may be unrated or rated, at the time of purchase, below investment grade by S&P, Moody's or another recognized international rating organization.

High Yield Securities ("Junk Bonds")

     Certain of the Funds may invest in debt/fixed income securities of domestic or foreign issuers that meet minimum ratings criteria set forth for a Fund, or, if unrated, are of comparable quality in the opinion of the Fund's Sub-Adviser. A description of the ratings categories used is set forth in the Appendix to this Statement of Additional Information.

     A security is considered to be below "investment grade" quality if it is either (1) not rated in one of the four highest rating categories by one of the Nationally Recognized Statistical Rating Organizations ("NRSROs") (i.e., rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Standard & Poor's Ratings Services ("S&P")) or (2) if unrated, determined by the relevant Sub-Adviser to be of comparable quality to obligations so rated. Additional information about Moody's and S & P's securities ratings are included in Appendix A.

     Certain Funds, particularly the Growth & Income Fund, the RCM Emerging Markets Fund and the RCM Global Equity Fund, may invest a portion of their assets in fixed income securities (including convertible securities) rated lower than Baa by Moody's or lower than BBB by S&P (including securities rated lower than B by Moody's or S&P) or, if not rated, determined by the Sub-Adviser to be of comparable quality. Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield" or "junk" bonds. Investors should consider the risks associated with high yield securities before investing in these Funds. Although each of the Funds that invests in high yield securities reserves the right to do so at any time, as of the date of this Statement of Additional Information, none of these Funds invest or has the present intention to invest more than 5% of its assets in high yield securities, except that the Growth & Income Fund may invest up to 10% of its assets in these securities and the RCM Emerging Markets Fund and the RCM Global Equity Fund are not currently bound by any investment limitation with respect to high yield securities. Investment in high yield securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility as well as principal and income risk. High yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The market for these securities is relatively new, and many of the outstanding high yield securities have not endured a major business recession. A long-term track record on default rates, such as that for investment grade corporate bonds, does not exist for this market. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt/fixed income securities. Each Fund of the Trust that may purchase high yield securities may continue to hold such securities following a decline in their rating if in the opinion of the Adviser or the Sub-Adviser, as the case may be, it would be advantageous to do so. Investments in high yield securities that are eligible for purchase by certain of the Funds are described as "speculative" by both Moody's and S&P.

     Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields than investments in higher rated debt securities, high yield securities typically entail greater potential price volatility and may be less liquid than investment grade debt. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and achievement of a Fund's investment objective may, to the extent of its investments in high yield securities, depend more heavily on the Sub-Adviser's creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.

     High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities are likely to be sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt/fixed income securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds investing in such securities may incur additional expenses to seek recovery. In the case of high yield securities structured as "zero-coupon" or "pay-in-kind" securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

     Prices of high yield/high risk securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to economic downturns or individual corporate developments. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a high yield security, and could adversely affect the daily net asset value of the shares. While lower rated securities typically are less sensitive to interest rate changes than higher rated securities, the market prices of high yield/high risk securities structured as zero-coupon or pay-in-kind securities may be affected to a greater extent by interest rate changes. See Appendix A to this Statement of Additional Information for further information regarding high yield/high risk securities. For instance, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

     Debt securities are purchased and sold principally in response to current assessments of future changes in business conditions and the levels of interest rates on debt/fixed income securities of varying maturities, the availability of new investment opportunities at higher relative yields, and current evaluations of an issuer's continuing ability to meet its obligations in the future. The average maturity or duration of the debt/fixed income securities in a Fund's portfolio may vary in response to anticipated changes in interest rates and to other economic factors. Securities may be bought and sold in anticipation of a decline or a rise in market interest rates. In addition, a Fund may sell a security and purchase another of comparable quality and maturity (usually, but not always, of a different issuer) at approximately the same time to take advantage of what are believed to be short-term differentials in values or yields.

Loan Participations and Assignments

     Certain of the Funds may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions ("lenders"). Generally, a Fund's investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

     Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. A Fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participations and assignments involve special types of risk, including liquidity risk and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. In assignments, a Fund's rights against the borrower may be more limited than those held by the original lender.

Participation on Creditors Committees

     A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make the Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund would participate on such committees only when the Adviser and the relevant Sub-Adviser believe that such participation is necessary or desirable to enforce the Fund's rights as a creditor or to protect the value of securities held by the Fund.

Variable and Floating Rate Securities

     Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

     Certain of the Funds may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, but generally do not allow the Fund to participate fully in appreciation resulting from any general decline in interest rates.

     Certain Funds may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security generally will exhibit greater price volatility than a fixed rate obligation of similar credit quality. See "Mortgage-Related and Asset-Backed Securities" below.

Tender Option Bonds

     The RCM Global Equity Fund may invest in tender option bonds, which are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

Zero Coupon, Pay-in-Kind and Step Coupon Securities

     The Funds, and particularly the Growth & Income and the RCM Global Equity Fund may invest in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or securities with a face value equal to the amount of the coupon payment that would have been made.

     Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 and the regulations thereunder (the "Code"), each Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon bonds or step coupon bonds. Because the Funds will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years the Funds may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Fund might obtain such cash from selling other portfolio holdings, which might cause the Fund to incur capital gains or losses on the sale. These actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund. In addition, such sales might be necessary even though investment considerations might otherwise make it undesirable for the Fund to sell the securities at the time.

     Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Municipal Securities

     The RCM Global Equity Fund may invest in municipal securities issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable the Fund to demand payment on short notice from the issuer or a financial intermediary. Such securities must be rated at least A by Standard & Poor's or Moody's.

     The Fund may purchase insured municipal debt in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Fund.

     Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Moral Obligation Securities

     Municipal securities may include "moral obligation" securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the maintenance and restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Industrial Development and Pollution Control Bonds

     The RCM Global Equity Fund may invest in tax exempt industrial development bonds and pollution control bonds which, in most cases, are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities depend upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Municipal Lease Obligations

     The RCM Global Equity Fund may invest in lease obligations or installment purchase contract obligations of municipal authorities or entities ("municipal lease obligations"). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. The Fund may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing and certain lease obligations may therefore be considered to be illiquid securities.

Short-Term Municipal Obligations

     The RCM Global Equity Fund may invest in short-term municipal obligations. These securities include the following:

     Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

     Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

     Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

     Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many such projects receive permanent financing through FNMA or GNMA.

     Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Mortgage-Related and Asset-Backed Securities

     All Funds (except the PIMCO RCM Funds) that may purchase debt securities for investment purposes may invest in mortgage-related securities, and in other asset-backed securities (unrelated to mortgage loans) that are offered to investors currently or in the future. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The value of some mortgage-related or asset-backed securities in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like other fixed income investments, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. See "Mortgage Pass-Through Securities" below. Certain debt securities are also secured with collateral consisting of mortgage-related securities. See "Collateralized Mortgage Obligations" below.

     Mortgage Pass-Through Securities. Mortgage Pass-Through Securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association ("GNMA")) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"). The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

     FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or services of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees, and the creditworthiness of the issuers thereof, will be considered in determining whether a mortgage-related security meets the Trust's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Sub-Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. A Fund will not purchase mortgage-related securities or any other assets which in the Sub-Adviser's opinion are illiquid if, as a result, more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) will be invested in illiquid securities.

     Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to a Fund's industry concentration restrictions, see "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

         Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by a Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund's diversification tests.

     FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semi-annual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

     If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCS. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

     Commercial Mortgage-Backed Securities. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

     Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

     CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an IO class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup some or all of its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has developed fairly recently and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not, have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were developed fairly recently. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     Other Asset-Backed Securities. Similarly, the Adviser and Sub-Advisers expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future and may be purchased by the Funds that may invest in mortgage-related securities. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile ReceivablesSM ("CARSSM"). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Consistent with a Fund's investment objectives and policies, the Adviser and Sub-Adviser also may invest in other types of asset-backed securities.

Convertible Securities

     Many of the Funds may invest in convertible securities. A Fund's Sub-Adviser will select convertible securities to be purchased by the Fund based primarily upon its evaluation of the fundamental investment characteristics and growth prospects of the issuer of the security. As a fixed income security, a convertible security tends to increase in market value when interest rates decline and to decrease in value when interest rates rise. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases.

     Certain Funds may invest in so-called "synthetic convertible securities," which are composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option. The synthetic convertible differs from the true convertible security in several respects. Unlike a true convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the "market value" of a synthetic convertible is the sum of the values of its fixed income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

     The PIMCO RCM and PIMCO NACM Funds only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or Standard & Poor's. The PIMCO RCM Funds will not invest more than 15% of their individual net assets in such synthetic securities.

Equity-Linked Securities

     The Tax-Efficient Structured Emerging Markets Fund may invest up to 15% of its assets in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Fund invests in an equity-linked security whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See "Non-U.S. Securities" in this Statement of

Additional Information. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as index futures on stock indexes, zero-strike options and warrants and swap agreements. See "Derivative Instruments" below. Equity-linked securities may be considered illiquid and thus subject to the Funds' restrictions on investments in illiquid securities.

     The PIMCO RCM Funds may invest in foreign equity-linked securities.

Non-U.S. Securities

     The Tax-Efficient Structured Emerging Markets and Global Innovation Funds and the PIMCO RCM Funds may invest in U.S. dollar or foreign currency-denominated corporate debt securities of foreign issuers; foreign equity securities, including preferred securities of foreign issuers; certain foreign bank obligations; and U.S. dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. The Tax-Efficient Structured Emerging Markets and Global Innovation Funds may also invest in common stocks issued by foreign companies. The Value, Renaissance, Select Growth, Growth & Income, Growth, Target and Opportunity Funds each may invest up to 15% of their respective assets in securities which are traded principally in securities markets outside the United States (Eurodollar certificates of deposit are excluded for purposes of these limitations), and may invest without limit in securities of foreign issuers that are traded in U.S. securities markets (including American Depository Receipts ("ADRs")). The Innovation Fund may invest up to 40% of its assets in securities which are traded principally in securities markets outside the United States (Eurodollar certificates of deposit are excluded for purposes of these limitations), and may invest without limit in securities of foreign issuers that are traded in U.S. securities markets (including American Depository Receipts ("ADRs")). The Tax-Efficient Equity Fund may invest in common stock of foreign issuers if included in the index from which the Funds' stocks are selected. The NACM Pacific Rim and NACM Global Funds may invest in foreign securities that are restricted against transfer within the United States or to Unites States persons.

     Each of the Funds may invest in ADRs. The Value, Renaissance, Growth, Target, Select Growth, Growth & Income, Opportunity, Innovation, Tax-Efficient Structured Emerging Markets and Global Innovation Funds and the PIMCO RCM and PIMCO NACM Funds may invest in European Depository Receipts ("EDRs") or Global Depository Receipts ("GDRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. EDRs are foreign currency-denominated receipts similar to ADRs and are issued and traded in Europe, and are publicly traded on exchanges or over-the-counter in the United States. GDRs may be offered privately in the United States and also trade in public or private markets in other countries. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

     Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political instability which can affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

     The risks of investing in foreign securities are particularly high when securities of issuers based in developing (or "emerging market") countries are involved. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities, and high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

     A Fund's investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

     Special Risks of Investing in Russian and Other Eastern European Securities. The Global Innovation, Tax-Efficient Structured Emerging Markets and RCM Europe Funds may each invest a significant portion of their assets in securities of issuers located in Russia and in other Eastern European countries. The political, legal and operational risks of investing in the securities of Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. Investments in Eastern European countries may involve acute risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. Also, certain Eastern European countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property.

     In addition, governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of a Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such circumstances.

     Investments in securities of Russian issuers may involve a particularly high degree of risk and special considerations not typically associated with investing in U.S. and other more developed markets, many of which stem from Russia's continuing political and economic instability and the slow-paced development of its market economy. Investments in Russian securities should be considered highly speculative. Such risks and special considerations include:
(a) delays in settling portfolio transactions and the risk of loss arising out of Russia's system of share registration and custody (see below); (b) pervasiveness of corruption, insider trading, and crime in the Russian economic system; (c) difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information; (d) the general financial condition of Russian companies, which may involve particularly large amounts of inter-company debt; and (e) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws. Also, there is the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union, or the nationalization of privatized enterprises.

     A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by "share extracts" from the register or, in certain limited circumstances, by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. The share registrars are controlled by the issuer of the securities, and investors are provided with few legal rights against such registrars. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. It is possible for a Fund to lose its registration through fraud, negligence or even mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded, which may involve a custodian or other agent inspecting the share register and obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

     Also, although a Russian public enterprise with more than 500 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, this regulation has not always been strictly enforced in practice. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, so-called "financial-industrial groups" have emerged in recent years that seek to deter outside investors from interfering in the management of companies they control. These practices may prevent a Fund from investing in the securities of certain Russian companies deemed suitable by the Fund's Sub-Adviser. Further, this also could cause a delay in the sale of Russian securities held by a Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.

Foreign Currencies

     The PIMCO NACM Funds and the Value, Renaissance, Select Growth, Growth & Income, Growth, Target, Opportunity, Innovation, Tax-Efficient Structured Emerging Markets and Global Innovation Funds invest directly in foreign currencies and may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. In addition, the PIMCO NACM Funds and the Tax-Efficient Structured Emerging Markets and Global Innovation Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. The PIMCO RCM Funds (other than the RCM Mid-Cap Fund and RCM Small-Cap Fund) and the NACM Pacific Rim, NACM International and NACM Global Funds may employ currency management techniques to enhance their total returns, although there is no current intention to do so. A PIMCO RCM Fund may not employ more than 30% of the value of its total assets in currency management techniques for the purpose of enhancing returns. To the extent that such techniques are used to enhance returns, they are considered speculative. In addition, the PIMCO RCM Funds (other than the RCM Mid-Cap Fund and RCM Small-Cap Fund) and the PIMCO NACM Funds may enter into forward foreign currency exchange contracts, may buy and sell foreign currency futures contracts, foreign currencies and options on foreign currencies and foreign currency futures and enter into currency swaps transactions.

     A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from the Funds' investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances. Also, such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

     The PIMCO NACM Funds and the Global Innovation and Tax-Efficient Structured Emerging Markets Funds may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that they do so, the PIMCO NACM Funds and the Global Innovation and Tax-Efficient Structured Emerging Markets Funds will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular Fund's Sub-Adviser. The PIMCO NACM Funds (except for the NACM Global, NACM International and NACM Pacific Rim Funds) may enter into forward foreign currency exchange contracts for purposes of hedging only. The PIMCO RCM Funds and the NACM Global, NACM International and NACM Pacific Rim Funds may enter into forward foreign currency exchange contracts for purposes of hedging or to seek to increase total return when the Sub-Adviser anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. The PIMCO RCM and PIMCO NACM Funds may additionally enter into forward contracts to protect against anticipated changes in future foreign currency exchange rates. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover forward currency contracts entered into for non-hedging purposes. The Funds may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

     Special Risks Associated with the Introduction of the Euro. The gradual introduction of a single currency, the euro, beginning on January 1, 1999 for participating European nations in the European Economic and Monetary Union presents unique uncertainties for European securities in the markets in which they trade and with respect to the operation of the Funds that invest in securities denominated in European currencies and other European securities. The introduction of the euro is resulting in the redenomination of European debt and equity securities over a period of time. Uncertainties raised by the introduction of the euro include whether the payment and operational systems of banks and other financial institutions will function correctly, whether clearing and settlement payment systems developed for the new currency will be suitable, the valuation and legal treatment of outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro, and possible adverse accounting or tax consequences that may arise from the transition to the euro. These or other factors could cause market disruptions and could adversely affect the value of securities and foreign currencies held by the Funds.

     Other Investment Companies. The laws of some foreign countries may make it difficult or impossible for a Fund to invest directly in issuers organized or headquartered in those countries, or may limit such investments. The only practical means of investing in such companies may be through investment in other investment companies that in turn are authorized to invest in the securities of such issuers. In these cases and in other appropriate circumstances, each PIMCO RCM Fund may invest up to 10% (except for the RCM Mid-Cap Fund and RCM Small-Cap Fund) of the value of its total assets in other investment companies but, no more than 5% of its total assets in any one investment company. Each other Fund (except the PIMCO NACM Funds) may invest up to 5% of its assets in other investment companies. None of the PIMCO NACM Funds may invest in securities of other investment companies, except (a) that a PIMCO NACM Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with the same investment objective, policies and restrictions as such Fund; (b) in compliance with the Investment Company Act; or (c) as part of a merger, consolidation, acquisition or reorganization involving such Fund. No Fund may acquire more than 3% of the outstanding voting securities of any other investment company. If a Fund invests in other investment companies, it will bear its proportionate share of the other investment companies' management or administrative fees and other expenses. At the same time, the Fund would continue to pay its own management fees and other expenses.

Bank Obligations

     The Funds may invest in bank obligations. Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are generally no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which
(1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (taken at market value at the time of investment) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets. Each Fund may also hold funds on deposit with its sub-custodian bank in an interest-bearing account for temporary purposes.

     Each Fund limits its investments in United States bank obligations to obligations of United States banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. A Fund also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.

     The Value, Renaissance, Growth, Target, Select Growth, Growth & Income, Opportunity, Innovation, Tax-Efficient Structured Emerging Markets and Global Innovation Funds limit their investments in foreign bank obligations to obligations of foreign banks (including United States branches of foreign banks) which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world in terms of total assets; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the United States; and (iv) in the opinion of the relevant Sub-Adviser, are of an investment quality comparable to obligations of United States banks in which the Funds may invest. Subject to each Fund's limitation on concentration of no more than 25% of its assets in the securities of issuers in a particular industry, there is no limitation on the amount of a Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth above.

     Obligations of foreign banks involve certain risks associated with investing in foreign securities described under "Foreign Securities" above, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

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Commercial Paper

     All Funds may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Funds consists of U.S. dollar-denominated obligations of domestic issuers, or, additionally for the Value, Renaissance, Growth, Target, Select Growth, Growth & Income, Opportunity, Innovation, Tax-Efficient Structured Emerging Markets and Global Innovation Funds, foreign currency-denominated obligations of domestic or foreign issuers which, at the time of investment, are (i) rated "P-1" or "P-2" by Moody's or "A-1" or "A-2" or better by S&P, (ii) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of "A" or better by Moody's or "A" or better by S&P, or (iii) securities which, if not rated, are, in the opinion of the Sub-Adviser, of an investment quality comparable to rated commercial paper in which the Fund may invest. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Money Market Instruments

     Each of the Funds may invest at least a portion of its assets in the following kinds of money market instruments: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances and other bank obligations rated in the two highest rating categories by at least two NRSROs, or, if rated by only one NRSRO, in such agency's two highest grades, or, if unrated, determined to be of comparable quality by the Adviser or a Sub-Adviser. Bank obligations must be those of a bank that has deposits in excess of $2 billion or that is a member of the Federal Deposit Insurance Corporation. A Fund may invest in obligations of U.S. branches or subsidiaries of foreign banks ("Yankee dollar obligations") or foreign branches of U.S. banks ("Eurodollar obligations"); (3) commercial paper rated in the two highest rating categories by at least two NRSROs, or, if rated by only one NRSRO, in such agency's two highest grades, or, if unrated, determined to be of comparable quality by the Adviser or a Sub-Adviser; (4) corporate obligations with a remaining maturity of 397 days or less whose issuers have outstanding short-term debt obligations rated in the highest rating category by at least two NRSROs, or, if rated by only one NRSRO, in such agency's highest grade, or, if unrated, determined to be of comparable quality by the Adviser or a Sub-Adviser; and (5) repurchase agreements with domestic commercial banks or registered broker-dealers.

Derivative Instruments

     The following describes certain derivative instruments and products in which certain Funds may invest and risks associated therewith.

     The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. Also, suitable derivative and/or hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will be able to identify or employ a desirable derivative and/or hedging transaction at any time or from time to time or that any such transactions will be successful.

     Options on Securities and Indexes. As described under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in the Prospectuses, certain Funds may purchase and sell both put and call options on equity, fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on National Association of Securities Dealers Automated Quotations ("NASDAQ") or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. Among other reasons, a Fund may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase pending its ability to invest in such securities in an orderly manner.

     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees in such amount are segregated) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund segregates assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is segregated by the Fund in assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is segregated by the Fund in assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees.

     If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). In addition, a Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     OTC Options. The Value, Renaissance, Growth, Select Growth, Growth & Income, Target, Opportunity, Innovation and Global Innovation Funds may enter into over-the-counter ("OTC") options transactions only with primary dealers in U.S. Government securities and only pursuant to agreements that will assure that the relevant

Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. Over-the-counter options in which certain Funds may invest differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Funds may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment. The PIMCO RCM Funds (other than the RCM Mid-Cap and RCM Small-Cap Funds) may similarly invest in dealer options.

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Similarly, if restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     For each of the Renaissance, Growth, Target, Opportunity, Global Innovation and Innovation Funds, in the case of a written call option on a securities index, the Fund will own corresponding securities whose historic volatility correlates with that of the index.

     Foreign Currency Options. The PIMCO NACM Funds and the Global Innovation, Growth, Innovation, Growth & Income, Opportunity, Renaissance, Select Growth, Target, Tax-Efficient Structured Emerging Markets and Value Funds may buy or sell put and call options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which a Fund's securities may be denominated. The PIMCO RCM Funds (other than the RCM Mid-Cap and RCM Small-Cap Funds) and the NACM Global, NACM International and NACM Pacific Rim Funds may additionally use currency options to cross-hedge or to increase total return when the Sub-Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in such Fund's portfolio. In addition, each of the Funds that may buy or sell foreign currencies may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options.

     Futures Contracts and Options on Futures Contracts. Certain Funds may use interest rate, foreign currency or index futures contracts. The Global Innovation, Growth, Innovation, Growth & Income, Opportunity, Renaissance, Select Growth, Structured Emerging Markets, Target, Tax-Efficient Structured Emerging Markets, Value, NACM Global and NACM Pacific Rim Funds may invest in foreign exchange futures contracts and options thereon ("futures options") that are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system as an adjunct to their securities activities. The Global Innovation, Growth, Innovation, Growth & Income, Opportunity, Renaissance, Select Growth, Structured Emerging Markets, Target, Tax-Efficient Structured Emerging Markets, Value, NACM Global and NACM Pacific Rim Funds may purchase and sell futures contracts on various securities indexes ("Index Futures") and related options for hedging purposes and for investment purposes. A Fund's purchase and sale of Index Futures is limited to contracts and exchanges which have been approved by the Commodity Futures Trading Commission ("CFTC"). Each of the Global Innovation and Tax-Efficient Structured Emerging Markets Funds may invest to a significant degree in Index Futures on stock indexes and related options (including those which may trade outside of the United States) as an alternative to purchasing individual stocks in order to adjust the Fund's exposure to a particular market. These Funds may invest in Index Futures and related options when a Sub-Adviser believes that there are not enough attractive securities available to maintain the standards of diversification and liquidity set for a Fund pending investment in such securities if or when they do become available. Through the use of Index Futures and related options, a Fund may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. A Fund may also avoid potential market and liquidity problems which may result from increases in positions already held by the Fund. The PIMCO RCM Funds (except for the RCM Mid-Cap and RCM Small-Cap Funds) and the PIMCO NACM Funds may enter into futures contracts for the purchase or sale of fixed income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity securities or fixed income securities and may also purchase call options and put options on securities or index futures contracts and each such Fund may also purchase and sell futures options on currencies. The PIMCO NACM Funds and the RCM Mid-Cap and RCM Small-Cap Funds may purchase and sell stock index futures contracts and options on such futures contracts as a hedge against changes in market conditions that may result in changes in the value of the Fund's portfolio securities and not for speculation.

     An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. An Index Future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index ("Index") at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an Index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index. Index Futures contracts can be traded through all major commodity brokers. A Fund's purchase and sale of Index Futures is limited to contracts and exchanges which have been approved by the CFTC. A Fund will ordinarily be able to close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. As described below, a Fund will be required to segregate initial margin in the name of the futures broker upon entering into an Index Future. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when a Fund has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Fund has purchased an Index Future and the price of the relevant Index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

     A Fund may close open positions on the futures exchanges on which Index Futures are traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day), with settlement made with the appropriate clearing house. Because the specific procedures for trading foreign stock Index Futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases such instruments. Positions in Index Futures may be closed out by a Fund only on the futures exchanges upon which the Index Futures are then traded.

     The following example illustrates generally the manner in which Index Futures operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The Index Future specifies that no delivery of the actual stocks making up the Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the Index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

     A public market exists in futures contracts covering a number of Indexes as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts in which the Funds may invest will be developed and traded in the future.

     Certain Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position.

     A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or in the case of futures options, for which an established over-the-counter market exists.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to segregate a specified amount of assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Any transaction costs must also be included in these calculations.

     Limitations on Use of Futures and Futures Options. The Funds may only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Funds may enter into positions in futures contracts and related options for "bona fide hedging" purposes (as such term is defined in applicable regulations of the CFTC), for example, to hedge against changes in interest rates, foreign currency exchange rates or securities prices. In addition, certain Funds may utilize futures contracts for investment purposes. For instance, the Global Innovation, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, NACM Global and NACM Pacific Rim Funds may invest to a significant degree in Index Futures on stock indexes and related options (including those which may trade outside of the United States) as an alternative to purchasing individual stocks in order to adjust their exposure to a particular market. With respect to positions in futures and related options that do not constitute bona fide hedging positions, a Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's net assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option. In addition, the PIMCO RCM Funds and the PIMCO NACM Funds may not purchase or sell futures contracts or purchase futures options if, immediately thereafter, more than 30% or 25%, respectively, of the value of such Fund's net assets would be hedged. The RCM Mid-Cap and RCM Small-Cap Funds will not engage in transactions in stock index futures options for speculation, but only as a hedge against changes in the value of securities held in either Fund's portfolio, or securities which the Sub-Adviser intends to purchase for the portfolio resulting from actual or anticipated changes in general market conditions. Such transactions will only be effected when, in the view of the Sub-Adviser, they are economically appropriate for the reduction of risks inherent in the ongoing management of either Fund's investment portfolio.

     When purchasing a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the total market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     When selling a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an Index Future, a portfolio with a volatility substantially similar to that of the Index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

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

     When selling a call option on a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. Some of the risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. Also, an incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle, so that the portfolio return might have been greater had hedging not been attempted. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. Also, suitable hedging transactions may not be available in all circumstances.

     Additionally, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

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     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options thereon. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. The value of some derivative instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. If the Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to risk of loss. In addition, a Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) than if the Fund had not used such instruments.

     Swap Agreements. The Tax-Efficient Equity, RCM Europe and Tax-Efficient Structured Emerging Markets Funds may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

     Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets and the RCM Europe Fund may enter into swaps only to the extent that the notional amount of all current swaps does not exceed 30% of its net assets.

     The RCM Balanced and RCM Global Equity Funds may enter into interest rate swaps, caps and floors and will usually enter into interest rate swaps on a net basis (i.e. the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into an interest rate swap on other than a net basis it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The RCM Balanced and RCM Global Equity Funds will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one Nationally Recognized Rating Organization at the time of entering into such transaction. The Sub-Adviser will monitor the creditworthiness of all counterparties on an ongoing basis.

     The PIMCO NACM Funds, for hedging purposes, may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors. The PIMCO NACM Funds will usually enter into interest rate swaps on a net basis (i.e. the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate or currency swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into an interest rate or currency swap on other than a net basis it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The PIMCO NACM Funds will not enter into any interest rate or currency swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated at least "high quality" by at least one Nationally Recognized Rating Organization at the time of entering into such transaction. The Sub-Adviser will monitor the creditworthiness of all counterparties on an ongoing basis.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Sub-Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines). The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Roll Transactions. In addition, the PIMCO NACM Funds and the RCM Balanced and RCM Global Equity Funds may participate in `roll' transactions which are the sale of GNMA certificates and other securities together with a commitment to purchase similar, but not identical, securities at a later date from the same party. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like when-issued securities or firm commitments, roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. Additionally, in the event the buyer of securities under a roll transaction files for

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bankruptcy or becomes insolvent, the Fund's use of the proceeds of the transactions may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio consistent with its investment objective and policies and not for investment leverage. Nonetheless, roll transactions are speculative techniques and are considered to be the economic equivalent of borrowings by the Fund. To avoid leverage, the Fund will establish a segregated account with its Custodian in which it will maintain liquid assets in an amount sufficient to meet its payment obligations with respect to these transactions. The Fund will not enter into roll transactions if, as a result, more than 50% of the Fund's net assets would be segregated to cover such contracts.

When-Issued, Delayed Delivery and Forward Commitment Transactions

     A Fund (except for the RCM Mid-Cap and RCM Small-Cap Funds) may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When delayed delivery purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a Fund may earn income on segregated securities. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because a Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a delayed delivery basis. The PIMCO NACM Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives.

     Each Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Fund either (i) segregates until the settlement date assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price or (ii) enters into an offsetting contract for the forward sale of securities of equal value that it owns. Certain Funds may enter into forward commitments for the purchase or sale of foreign currencies. Forward commitments may be considered securities in themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. A Fund may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.

Warrants to Purchase Securities

     Certain Funds may invest in warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value. As a matter of operating policy, no PIMCO RCM Fund will invest more than 5% (10% for the RCM Mid-Cap Fund and RCM Small-Cap Fund) of its net assets in warrants.

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Repurchase Agreements

     For the purposes of maintaining liquidity and achieving income, each Fund may enter into repurchase agreements with domestic commercial banks or registered broker/dealers. The PIMCO RCM Funds will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the PIMCO RCM Fund's holdings of such repurchase agreements exceeds 10% (15%, in the case of the RCM Tax-Managed Growth Fund) of the value of the Fund's total assets. A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Adviser and the Sub-Advisers, as appropriate, will monitor the creditworthiness of the counterparties.

Securities Loans

     Subject to certain conditions described in the Prospectuses and below, each of the Value, Equity Income, Basic Value, Tax-Efficient Equity, Mega-Cap, Capital Appreciation, Mid-Cap, Small-Cap Value, Select Growth, Growth & Income, Target, Emerging Companies and Tax-Efficient Structured Emerging Markets Funds may make secured loans of its portfolio securities to brokers, dealers and other financial institutions amounting to no more than 33 1/3% of its total assets; each of the PIMCO NACM Funds may make such loans amounting to no more than 30% of its total assets; and each of the Renaissance, Growth, Opportunity, Innovation and Global Innovation Funds may make such loans amounting to no more than 25% of its total assets. The PIMCO RCM Funds may also make such loans to the extent permitted by the 1940 Act. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Adviser or the Sub-Advisers to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. The Fund may invest only the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower. In the case of cash collateral, the Fund typically pays a rebate to the lender. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. Each Fund's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities.

Stocks of Small and Medium Capitalization Companies

     Certain of the Funds may invest in common stock of companies with market capitalizations that are small compared to those of other publicly traded companies. Generally, small market capitalization is considered to be less than $1.5 billion and large market capitalization is considered to be more than $5 billion. Funds may also use a different metric for determining relative market capitalization. Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel. Investments in smaller, less seasoned companies may present greater

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opportunities for growth but also may involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Their securities may be traded in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. In addition, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid small capitalization securities, which could adversely affect performance.

     Many of the Funds may also invest in stocks of companies with medium market capitalizations. Whether a U.S. issuer's market capitalization is medium is determined by reference to the capitalization for all issuers whose equity securities are listed on a United States national securities exchange or which are reported on NASDAQ. Issuers with market capitalizations within the range of capitalization of companies included in the S&P Mid Cap 400 Index may be regarded as being issuers with medium market capitalizations. Such investments share some of the risk characteristics of investments in stocks of companies with small market capitalizations described above, although such companies tend to have longer operating histories, broader product lines and greater financial resources, and their stocks tend to be more liquid and less volatile than those of smaller capitalization issuers.

Illiquid Securities

     Each Fund may invest in securities that are illiquid so long as no more than 15% (5% for the RCM Mid-Cap and RCM Small-Cap Funds) of the net assets of the Fund (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A Sub-Adviser may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.

     The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities), and other securities which legally or in the Adviser's or a Sub-Adviser's opinion may be deemed illiquid (not including securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that the Adviser or a Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).

Inflation-Indexed Bonds

     Certain Funds may invest in inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semiannual coupon.

     Inflation-indexed securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par

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value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Delayed Funding Loans and Revolving Credit Facilities

     The Funds may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including a time when the company's financial condition makes it unlikely that such amounts will be repaid).

     The Funds may acquire a participation interest in delayed funding loans or revolving credit facilities from a bank or other financial institution. See "Loan Participations and Assignments" above. The terms of the participation require a Fund to make a pro rata share of all loans extended to the borrower and entitles a Fund to a pro rata share of all payments made by the borrower. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. To the extent that a Fund is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

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Event-Linked Bonds

     Certain of the Funds may invest in "event-linked bonds." Event-linked bonds, which are sometimes referred to as "catastrophe bonds," are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane or an earthquake. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose a Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

     Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See "Characteristics and Risks of Securities and Investment Techniques--Illiquid Securities" in the Class A, B and C, Class D and Institutional Prospectuses. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.

Hybrid Instruments

     Certain of the Funds may invest in "hybrid" or indexed securities. A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

     Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Fund. Accordingly, no Fund will invest more than 5% of its assets (taken at market value at the time of investment) in hybrid instruments.

     Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund's investments in these products will be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Short Sales

     Each PIMCO RCM Fund (other than the RCM Mid-Cap Fund and RCM Small-Cap
Fund) and certain PIMCO NACM Funds may engage in short sales transactions. A short sale that is not made "against the box" is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, the Fund must arrange through a broker to borrow the security and, in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be.

     The value of securities of any issuer in which a Fund maintains a short position that is not "against the box" may not exceed the lesser of 5% of the value of the Fund's net assets or 5% of the securities of such class of the issuer. A Fund's ability to enter into short sales transactions is limited by the requirements of the 1940 Act.

     Short sales by a Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

     If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position.

     In the view of the Securities and Exchange Commission ("SEC"), a short sale involves the creation of a "senior security" as such term is defined in the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account, or unless the Fund's obligation to deliver the securities sold short is "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

     To avoid limitations under the 1940 Act on borrowing by investment companies, short sales by each Fund that may sell securities short will be "against the box", or the Fund's obligation to deliver the securities sold short will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

Investment Strategies of PIMCO Asset Allocation Fund - Incorporation by
Reference

     The Asset Allocation Fund invests all of its assets in Underlying PIMCO Funds, which include certain Funds of the Trust and series of PIMS as specified in the Prospectuses. By investing in Underlying PIMCO Funds, the Asset Allocation Fund may be subject to some or all of the risks associated with the securities, instruments and techniques utilized by the Funds described above. It may also be subject to additional risks associated with other securities, instruments and techniques utilized by Underlying Funds which are series of PIMS. The PIMS series and their attendant risks as described in the current PIMS Prospectus for Institutional Class and Administrative Class shares and PIMS Statement of Additional Information, which are included in the PIMS registration statement (File Nos. 033-12113 and 811-5028) on file with the Securities and Exchange Commission and are incorporated into this document by reference. The PIMS documents may be obtained free of charge by calling PIMCO Funds Distributors LLC at 1-800-426-0107.

                             INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

     The investment restrictions set forth below are fundamental policies of the Renaissance, Growth, Target, Opportunity, Innovation and Global Innovation Funds and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding voting securities of that Fund. Under these restrictions:

     (1) each of the above-mentioned Funds may borrow money to the maximum extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith, if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and (ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts, except that, with respect to the Innovation Fund only, this fundamental restriction is as follows: the Innovation Fund may not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of such Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased;

     (2) none of the above-mentioned Funds may pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of such Fund's total assets (taken at cost) and then only to secure borrowings permitted by Restriction (1) above. (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances.) (For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.);

     (3) none of the above-mentioned Funds may underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

     (4) none of the above-mentioned Funds may purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

     (5) none of the above-mentioned Funds may acquire more than 10% of the voting securities of any issuer, both with respect to any such Fund and to the Funds to which this policy relates, in the aggregate;

     (6) none of the above-mentioned Funds may concentrate more than 25% of the value of its total assets in any one industry, except that the Innovation and Global Innovation Funds will each concentrate more than 25% of its assets in companies which use innovative technologies to gain a strategic, competitive advantage in their industry as well as companies that provide and service those technologies;

     (7) none of the above-mentioned Funds may purchase or sell commodities or commodity contracts except that the Funds may purchase and sell financial futures contracts and related options;

     (8) none of the above-mentioned Funds may make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities with respect to not more than 25% of its total assets (33 1/3% in the case of the Target Fund); and

     (9) none of the above-mentioned Funds may issue senior securities, except insofar as such Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except that for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.

     Notwithstanding the provisions of fundamental investment restrictions (1) and (9) above, each of the above-mentioned Funds may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund, such excess shall be subject to the 300% asset coverage requirements set forth above.

     The investment objective of each of the above-referenced Funds and the Mega-Cap, Tax-Efficient Equity, Tax-Efficient Structured Emerging Markets, Select Growth, Growth & Income, Equity Income and Basic Value Funds is non-fundamental and may be changed with respect to each such Fund by the Trustees without shareholder approval.

     Except as otherwise set forth below, the investment restrictions set forth below are fundamental policies of each of the Value, Tax-Efficient Equity, Mega-Cap, Capital Appreciation, Mid-Cap, Small-Cap Value, Select Growth, Growth & Income, Emerging Companies, Tax-Efficient Structured Emerging Markets, Equity Income and Basic Value Funds, and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund. The investment objective of each of these Funds (with the exception of the Mega-Cap, Tax-Efficient Equity, Tax-Efficient Structured Emerging Markets, Select Growth, Growth & Income, Equity Income and Basic Value Funds) is also fundamental and may not be changed without such shareholder approval. Under the following restrictions:

     (1) none of the above-mentioned Funds may invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

     (2) none of the above-mentioned Funds (except for the Select Growth Fund) may with respect to 75% of its assets, invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (this fundamental investment restriction does not apply to the Select Growth Fund);

     (3) none of the above-mentioned Funds (except for the Select Growth Fund) may with respect to 75% of its assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (this fundamental investment restriction does not apply to the Select Growth Fund);

     (4) none of the above-mentioned Funds may purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

     (5) none of the above-mentioned Funds may purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that any such Fund may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts;

     (6) none of the above-mentioned Funds may purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction;

     (7) each of the above-mentioned Funds may borrow money to the maximum extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith, if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and (ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts, except that, with respect to the Mid-Cap Fund only, this fundamental investment restriction is as follows: the Mid-Cap Fund may not borrow money, or pledge, mortgage or hypothecate its assets, except that a Fund may (i) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, but only if immediately after each borrowing and continuing thereafter, there is asset coverage of 300% and (ii) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts as described in the Prospectuses and in this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts, options on futures contracts, and forward foreign currency contracts will not be deemed to be pledges of such Fund's assets);

     (8) none of the above-mentioned Funds may issue senior securities, except insofar as such Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security;

     (9) none of the above-mentioned Funds may lend any funds or other assets, except that such Fund may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements and reverse repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the SEC and the Trustees of the Trust; and

     (10) none of the above-mentioned Funds may act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

     Notwithstanding the provisions of fundamental investment restrictions (7) and (8) above, each of the above-mentioned Funds may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund, such excess shall be subject to the 300% asset coverage requirements set forth above.

     The investment restrictions set forth below are fundamental policies of the Asset Allocation Fund and may not be changed with respect to such Fund without shareholder approval by vote of a majority of the outstanding voting securities of the Fund. Under these restrictions:

     (1) the Asset Allocation Fund may not invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto) or securities issued by any investment company;

     (2) the Asset Allocation Fund may not purchase securities of any issuer unless such purchase is consistent with the maintenance of the Fund's status as a diversified company under the Investment Company Act of 1940, as amended;

     (3) the Asset Allocation Fund may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

     (4) the Asset Allocation Fund may not purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that the Fund may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts;

     (5) the Asset Allocation Fund may not borrow money to the maximum extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and
(ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts;

     (6) the Asset Allocation Fund may not issue senior securities, except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except that for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security;

     (7) the Asset Allocation Fund may not lend any funds or other assets, except that the Fund may, consistent with its investment objective and policies:
(a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements and reverse repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the Securities and Exchange Commission and the Trustees of the Trust; and

     (8) the Asset Allocation Fund may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

     Notwithstanding the provisions of fundamental investment restrictions (5) and (6) above, the Asset Allocation Fund may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of the Fund, such excess shall be subject to the 300% asset coverage requirement of fundamental investment restriction (5).

     Notwithstanding any other fundamental investment restriction or policy, the Asset Allocation Fund may invest some or all of its assets in a single registered open-end investment company or a series thereof. Unless specified above, any fundamental investment restriction or policy of any such registered open-end investment company or series thereof shall not be considered a fundamental investment restriction or policy of the Fund.

     The investment objective of the Asset Allocation Fund is non-fundamental and may be changed by the Trustees without shareholder approval.

     Each of the PIMCO RCM Funds has adopted certain investment restrictions that are fundamental policies and that may not be changed without shareholder approval by the vote of a majority of the Fund's outstanding voting securities.

     In the case of the PIMCO RCM Funds (other than the RCM Mid-Cap Fund and the RCM Small-Cap Fund), these restrictions provide that a Fund may not:

     (1) Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry, except that (i) the RCM Global Technology Fund will concentrate more than 25% of its assets in the technology industry, (ii) the RCM Global Healthcare Fund will concentrate more than 25% of its assets in the healthcare industry, and (iii) the RCM Biotechnology Fund will concentrate more than 25% of its assets in the biotechnology industry.

     (2) Acquire more than 10% of the outstanding voting securities of any one issuer.

     (3) Invest in companies for the purpose of exercising control or management.

     (4) Borrow money, except from banks to meet redemption requests or for temporary or emergency purposes; provided that borrowings for temporary or emergency purposes other than to meet redemption requests shall not exceed 5% of the value of its total assets; and provided further that total borrowings shall be made only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). For purposes of the foregoing limitations, reverse repurchase agreements and other borrowing transactions covered by segregated assets are considered to be borrowings. A Fund will not mortgage, pledge, hypothecate, or in any other manner transfer as security for an indebtedness any of its assets. This investment restriction shall not prohibit a Fund from engaging in futures contracts, options on futures contracts, forward foreign currency exchange transactions, and currency options.

     (5) Purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities.

     (6) Make loans of its funds or assets to any other person, which shall not be considered as including: (i) the purchase of a portion of an issue of publicly distributed debt securities, (ii) the purchase of bank obligations such as certificates of deposit, bankers' acceptances and other short-term debt obligations, (iii) entering into repurchase agreements with respect to commercial paper, certificates of deposit and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (iv) the loan of portfolio securities to brokers, dealers and other financial institutions where such loan is callable by the Fund at any time on reasonable notice and is fully secured by collateral in the form of cash or cash equivalents. A Fund will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the Fund's holdings of such repurchase agreements exceeds 10% (15%, in the case of the RCM Tax-Managed Growth Fund and the RCM Global Equity Fund) of the value of the Fund's total assets.

     (7) Act as an underwriter of securities issued by other persons, except insofar as it may be deemed an underwriter under the 1933 Act in selling portfolio securities.

     (8) Invest more than 15% (10% for the RCM International Growth Equity Fund) of the value of its net assets in securities that are illiquid;

     (9) Purchase the securities of any other investment company or investment trust, except by purchase in the open market where, to the best information of the Trust, no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase and such purchase does not result in such securities exceeding 10% of the value of the Fund's total assets, or except when such purchase is part of a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's shareholders. For the purpose of this restriction, the Trust considers "investment company or investment trust" to mean an investment company registered under the 1940 Act, and treats the purchase of securities in an investment company registered under the 1940 Act as a purchase in the open market if the securities purchased are registered under the Securities Act of 1933, as amended. In addition, the Trust does not consider bona fide investment management fees to be a commission or profit to a sponsor or dealer for purposes of this restriction.

     (10) Purchase portfolio securities from or sell portfolio securities to the officers, directors, or other "interested persons" (as defined in the 1940 Act) of the Trust, other than unaffiliated broker-dealers.

     (11) Purchase commodities or commodity contracts, except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts, and except that the Fund may enter into futures and options contracts in accordance with the applicable rules of the CFTC.

     (12) Issue senior securities, except that the Fund may borrow money as permitted by fundamental investment restriction (4) above. This restriction shall not prohibit the Fund from engaging in short sales, options, futures and foreign currency transactions.

     (13) Purchase or sell real estate; provided that the Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     In addition, the RCM Global Technology Fund, the RCM Global Healthcare Fund and the RCM Biotechnology Fund each will measure the percentage of its assets in a particular industry by reference to a customized set of industry and sector groups for classifying securities (the "DRCM Codes"). The DRCM Codes are based on an expanded Morgan Stanley Capital International ("MSCI") and Standard & Poor's ("S&P") industry classification model, modified to be more representative of global investing and more applicable to growth industries and their subindustries.

     In the case of the RCM Mid-Cap Fund, these restrictions provide that the Fund may not:

     (1) Invest in securities of any one issuer (other than the United States of America, its agencies and instrumentalities), if immediately after and as a result of such investment the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets;

     (2) Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry (other than the United States of America, its agencies and instrumentalities);

     (3) Invest in foreign securities if immediately after and as a result of such investment the value of the holdings of the Fund in foreign securities exceeds 10% of the value of the Fund's total assets;

     (4) Acquire more than 10% of the outstanding voting securities, or 10% of all of the securities, of any one issuer;

     (5) Invest in companies for the purpose of exercising control or management;

     (6) Purchase or sell real estate; provided that the Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

     (7) Borrow amounts in excess of 5% of the total assets taken at cost or at market value, whichever is lower, and only from banks as a temporary measure for extraordinary or emergency purposes. The Fund will not mortgage, pledge, hypothecate or in any other manner transfer as security for an indebtedness any of its assets;

     (8) Issue senior securities as defined in the 1940 Act, except that the Fund may borrow money as permitted, by fundamental investment restriction (7) above. For this purpose, futures and other transactions covered by segregated accounts are not considered to be senior securities.

     (9) Purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities;

     (10) Make loans of its funds or assets to any other person, which shall not be considered as including: (i) the purchase of a portion of an issue of publicly distributed debt securities, (ii) the purchase of bank obligations such as certificates of deposit, bankers' acceptances and other short-term debt obligations, (iii) entering into repurchase agreements with respect to commercial paper, certificates of deposit and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (iv) the loan of portfolio securities to brokers, dealers and other financial institutions where such loan is callable by the Fund at any time on reasonable notice and is fully secured by collateral in the form of cash or cash equivalents. The Fund will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the Fund's holdings of such repurchase agreements exceeds 10% of the value of the Fund's total assets. The Fund will not lend portfolio securities which, when valued at the time of loan, have a value in excess of 10% of the value of the Fund's total assets;

     (11) Make short sales of securities;

     (12) Act as an underwriter of securities issued by other persons, except insofar as it may be deemed an underwriter under the 1933 Act in selling portfolio securities, or invest more than 5% of the value of its net assets in securities that are illiquid;

     (13) Purchase the securities of any other investment company or investment trust, except by purchase in the open market where, to the best information of the Trust, no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase and such purchase does not result in such securities exceeding 5% of the value of the Fund's total assets, or except when such purchase is part of a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's stockholders. For the purpose of this restriction, the Trust considers "investment company or investment trust" to mean an investment company registered under the 1940 Act, and treats the purchase of securities in an investment company registered under the 1940 Act as a purchase in the open market if the securities purchased are registered under the Securities Act of 1933, as amended. In addition, the Trust does not consider bona fide investment management fees to be a commission or profit to a sponsor or dealer for purposes of this restriction.

     (14) Participate on a joint or a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save brokerage costs or average prices among them, is not deemed to result in a securities trading account);

     (15) Purchase from or sell portfolio securities to its officers, directors, or other "interested persons" (as defined in the 1940 Act) of the Trust, other than otherwise unaffiliated broker-dealers;

     (16) Purchase or sell stock index futures or purchase related options if, immediately thereafter, more than 30% of the value of its net assets would be hedged, or the sum of the amount of "margin" deposits on the Fund's existing futures positions and premium paid for related options would exceed 5% of the market value of the Fund's total assets; or

     (17) Purchase commodities or commodity contracts, except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts, and except that the Fund may enter into futures and options contracts only for hedging purposes. The Fund has no current intention of entering into commodities contract except for stock index futures and related options.

     In the case of the RCM Small-Cap Fund, these restrictions provide that the Fund may not:

     (1) Invest in securities of any one issuer (other than the United States of America, its agencies and instrumentalities), if immediately after and as a result of such investment the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets;

     (2) Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry (other than the United States of America, its agencies and instrumentalities);

     (3) Invest in foreign securities if immediately after and as a result of such investment the value of the holdings of the Fund in foreign securities exceeds 10% of the value of the Fund's total assets;

     (4) Acquire more than 10% of the outstanding voting securities, or 10% of all of the securities, of any one issuer;

     (5) Invest in companies for the purpose of exercising control or management;

     (6) Purchase or sell real estate; provided that the Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

     (7) Issue senior securities, except that the Fund may borrow amounts, up to 5% of the total assets taken at cost or at market value, whichever is lower, and only from banks as a temporary measure for extraordinary or emergency purposes. For this purpose, futures and other transactions covered by segregated accounts are not considered to be senior securities. The Fund may engage in activities listed in fundamental investment restriction (9), but will not mortgage, pledge, hypothecate or in any other manner transfer as security for an indebtedness any of its assets;

     (8) Purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities;

     (9) Make loans of its funds or assets to any other person, which shall not be considered as including: (i) the purchase of a portion of an issue of publicly distributed debt securities; and (ii) the purchase of bank obligations such as certificates of deposit, bankers' acceptances and other short-term debt obligations. Notwithstanding the foregoing, the Fund may: (i) enter into repurchase agreements with respect to commercial paper, certificates of deposit and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) loan portfolio securities to brokers, dealers and other financial institutions where such loan is callable by the Fund at any time on reasonable notice and is fully secured by collateral in the form of cash or cash equivalents. The Fund will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the Fund's holdings of such repurchase agreements and other illiquid securities exceeds 5% of the value of the Fund's total assets. The Fund will not lend portfolio securities which, when valued at the time of loan, have a value in excess of 10% of the Fund's net assets;

     (10) Make short sales of securities;

     (11) Act as an underwriter of securities issued by other persons, except insofar as it may be deemed an underwriter under the 1933 Act in selling portfolio securities, or invest more than 5% of the value of its net assets in securities that are illiquid;

     (12) Purchase the securities of any other investment company or investment trust, except by purchase in the open market where, to the best information of the Trust, no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase and such purchase does not result in such securities exceeding 5% of the value of the Fund's total assets, or except when such purchase is part of a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's stockholders. For the purpose of this restriction, the Trust considers "investment company or investment trust" to mean an investment company registered under the 1940 Act, and treats the purchase of securities in an investment company registered under the 1940 Act as a purchase in the open market if the securities purchased are registered under the 1933 Act. In addition, the Trust does not consider bona fide investment management fees to be a commission or profit to a sponsor or dealer for purposes of this restriction.

     (13) Participate on a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save brokerage costs or average prices among them, is not deemed to result in a securities trading account);

     (14) Purchase from or sell portfolio securities to its officers, directors, or other "interested persons" (as defined in the 1940 Act) of the Trust, other than otherwise unaffiliated broker-dealers;

     (15) Purchase or sell stock index futures or purchase related options if, immediately thereafter, more than 30% of the value of its net assets would be hedged, or the sum of the amount of "margin" deposits on the Fund's existing futures positions and premium paid for related options would exceed 5% of the market value of the Fund's total assets; or

     (16) Purchase commodities or commodity contracts, except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts, and except that the Fund may enter into futures and options contracts only for hedging purposes. The Fund has no current intention of entering into commodities contracts except for stock index futures and related options.

     The investment restrictions set forth below are fundamental policies of each of the PIMCO NACM Funds and may not be changed with respect to a PIMCO NACM Fund without shareholder approval by the vote of a majority of that Fund's outstanding voting securities. Under these restrictions:

     (1) none of the PIMCO NACM Funds may purchase more than 10% of the outstanding voting securities, or of any class of securities, of any one issuer, or purchase the securities of any issuer for the purpose of exercising control or management, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund;

     (2) none of the PIMCO NACM Funds may concentrate more than 25% of the value of its total assets in any one industry;

     (3) none of the PIMCO NACM Funds may purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

     (4) none of the PIMCO NACM Funds may make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities with respect to not more than 30% of its total assets;

     (5) each of the PIMCO NACM Funds may borrow money to the maximum extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith, if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and (ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts;

     (6) none of the PIMCO NACM Funds may pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of such Fund's total assets (taken at cost) and then only to secure borrowings permitted by Restriction (5) above. (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances.) (For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.);

     (7) none of the PIMCO NACM Funds may underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

     (8) none of the PIMCO NACM Funds may issue senior securities, except insofar as such Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except that for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security; and

     (9) none of the PIMCO NACM Funds may enter into transactions for the purpose of arbitrage, or invest in commodities and commodities contracts, except that a Fund may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission.

     Notwithstanding the provisions of fundamental investment restrictions (5) and (8) above, each of the PIMCO NACM Funds may borrow money for temporary defensive administrative purposes. To the extent that borrowings for temporary defensive administrative purposes exceed 5% of the total assets of a Fund, such excess shall be subject to the 300% asset coverage requirements set forth above.

     The investment objective of each of the PIMCO NACM Funds is non-fundamental and may be changed by the Trustees without shareholder approval.

Non-Fundamental Investment Restrictions

     Each Fund (except the Asset Allocation Fund and the PIMCO RCM Funds) is also subject to the following non-fundamental restrictions and policies (which may be changed without shareholder approval) and, unless otherwise indicated, may not:

     (1) invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, (c) repurchase agreements maturing in more than seven days, (d) OTC options (to the extent described above under "Derivative Instruments -- OTC Options"), and (e) IO/PO SMBS (as described above under "Mortgage-Related and Asset-Backed Securities -- Stripped Mortgage - Backed Securities") if, as a result, more than 15% of a Fund's net assets, taken at current value, would then be invested in securities described in (a), (b), (c),
(d) and (e) above. For the purpose of this restriction, securities subject to a 7-day put option or convertible into readily saleable securities or commodities are not included with subsections (a) or (b);

     (2) purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment by a Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.);

     (3) (other than the NACM Global, NACM International and NACM Pacific Rim Funds) make short sales of securities or maintain a short position for the account of a Fund unless at all times when a short position is open such Fund owns an equal amount of such securities or owns or has the right to acquire securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;

     (4) purchase securities the disposition of which is restricted under the federal securities laws (excluding for purposes of this restriction securities offered and sold pursuant to Rule 144A of the 1933 Act and Section 4(2) commercial paper) if, as a result, such investments would exceed 15% of the value of the net assets of the relevant Fund;

     (5) write (sell) or purchase options except that each Fund may (a) write covered call options or covered put options on securities that it is eligible to purchase and enter into closing purchase transactions with respect to such options, and (b) in combination therewith, or separately, purchase put and call options on securities it is eligible to purchase, and (c) each Fund may engage in options on securities indexes, options on foreign currencies, options on futures contracts, and options on other financial instruments or one or more groups of instruments; provided that the premiums paid by each Fund on all outstanding options it has purchased do not exceed 5% of its total assets (this restriction does not apply to the PIMCO NACM Funds). Each Fund may enter into closing sale transactions with respect to options it has purchased;

     (6) invest more than 15% of the net assets of a Fund (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide withdrawal penalties upon prepayment (other than overnight deposits), or other securities which legally or in the Adviser's or Sub-Adviser's opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Adviser or Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees);

     (7) borrow money, except for temporary administrative purposes as provided above and as provided in the fundamental investment restrictions set forth above;

     (8) with respect to the PIMCO NACM Funds only, invest in interests in oil, gas or other mineral exploration or development programs or leases, or real estate limited partnerships, although a Fund may invest in the securities of companies which invest in or sponsor such programs;

     (9) with respect to the PIMCO NACM Funds only, lend any securities from its portfolio unless the value of the collateral received therefore is continuously maintained in an amount not less than 100% of the value of the loaned securities by marking to market daily;

     (10) with respect to the PIMCO NACM Funds only, invest in securities of other investment companies, except (a) that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with the same investment objective, policies and restrictions as the Fund; (b) in compliance with the 1940 Act; or (c) as part of a merger, consolidation, acquisition or reorganization involving the Fund; or

     (11) with respect to the PIMCO NACM Funds only, purchase or write options on securities, except for hedging purposes (except in the case of the Global and Pacific Rim Funds, which may do so for non-hedging purposes) and then only if
(i) aggregate premiums on call options purchased by a Fund do not exceed 5% of its net assets; (ii) aggregate premiums on put options purchased by a Fund do not exceed 5% of its net assets; (iii) not more than 25% of a Fund's net assets would be hedged; and (iv) not more than 25% of a Fund's net assets are used as cover for options written by the Fund. Each PIMCO NACM Fund may enter into closing sale transactions with respect to options it has purchased.

     The Trust has not adopted any non-fundamental investment restrictions or policies for the Asset Allocation Fund.

     Each PIMCO RCM Fund (other than the RCM Mid-Cap Fund and RCM-Small Cap
Fund) has adopted the following investment restriction that is not a fundamental policy and may be changed by the Board of Trustees without approval of the Fund's outstanding voting securities. This restriction provides that a Fund may not participate on a joint or a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save brokerage costs, or to average prices among them, is not deemed to result in a securities trading account).

     The Funds are also subject to other restrictions under the 1940 Act; however, the registration of the Trust under the 1940 Act does not involve any supervision by any federal or other agency of the Trust's management or investment practices or policies, other than incident to occasional or periodic compliance examinations conducted by the SEC staff.

     Unless otherwise indicated, all limitations applicable to a Fund's investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of a Fund's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Fund's total assets will not require the Fund to dispose of an investment until the Adviser or Sub-Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, the Adviser or Sub-Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

     The phrase "shareholder approval," as used in the Prospectuses, and the phrase a "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or the Trust, as the case may be, or (2) 67% or more of the shares of the Fund or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Restrictions Relating to Rule 35d-1 under the 1940 Act

Certain Funds have adopted policies pursuant to Rule 35d-1(a)(3)(i) under the 1940 Act. Such Funds will provide to shareholders the notice required by Rule 35d-1 under the 1940 Act, as such may be interpreted or revised from time to time, with respect to any change in any policy adopted pursuant to Rule 35d-1(a)(3)(i). References to assets below refer to net assets plus borrowings made for investment purposes. Under such policies:

     1. The Mid-Cap Fund normally invests at least 80% of its assets in common stocks of companies with medium market capitalizations, defined as companies in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies.

     2. The Equity Income Fund normally invests at least 80% of its assets in equity securities.

     3. The Small-Cap Value Fund normally invests at least 80% of its assets in companies with market capitalizations of between $100 million and $1.5 billion at the time of investment.

     4. The Tax-Efficient Equity Fund normally invests at least 80% of its assets in equity securities.

     5. The Tax-Efficient Structured Emerging Markets Fund normally invests at least 80% of its assets in common stocks of companies located in, or whose principal business operations are based in, emerging markets ("emerging market issuers"). The Fund considers emerging market issuers to be issuers that are members of the International Finance Corporations Investable Composite Index or the MSCI Emerging Markets Free Index.

     6. The RCM Global Small-Cap Fund normally invests at least 80% of its assets in companies with market capitalizations comparable to those of companies included in the MSCI World Small Cap Index.

     7. The RCM Global Technology Fund normally invests at least 80% of its assets in common stocks of companies in the technology industry.

     8. The RCM Global Healthcare Fund normally invests at least 80% of its assets in equity securities of companies in the healthcare industry.

     9. The RCM Large-Cap Growth Fund normally invests at least 80% of its assets in equity securities of U.S. companies with market capitalizations of at least $3 billion.

     10. The RCM Mid-Cap Fund normally invests at least 80% of its assets in equity securities of small- to medium-sized U.S. companies with market capitalizations comparable to those in the Russell Mid-Cap Growth Index.

     11. The RCM Small-Cap Fund normally invests at least 80% of its net assets in equity securities of companies with market capitalizations comparable to those of companies included in the Russell 2000 Index.

     12. The RCM Biotechnology Fund normally invests at least 80% of its assets in equity securities of companies in the biotechnology industry.

     13. The RCM Europe Fund normally invests at least 80% of its assets in securities of issuers that, during their most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Europe, or that have at least 50% of their assets in Europe.

     14. The RCM Global Equity Fund normally invests at least 80% of its assets in a diversified portfolio of equity and equity related securities.

     15. The RCM Emerging Markets Fund normally invests at least 80% of its assets in equity securities of companies located in countries with emerging securities markets, by investing in securities of issuers that, during their most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in emerging markets, that have at least 50% of their assets in emerging markets, or that are organized or headquartered in any emerging market country. The portfolio management team considers emerging market countries to be any country that the World Bank, the International Finance Corporation, the United Nations, or any other recognized international financial institution, considers to be an emerging or developing country.

     16. The NACM Core Equity Fund normally invests at least 80% of its assets in equity securities of large U.S. companies. Generally, large companies are those with market capitalizations similar to the Russell 1000 Index as measured at the time of purchase.

     17. The NACM Pacific Rim Fund normally invests at least 80% of its assets in equity securities of companies that satisfy at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries;
(ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or
(iv) the principal trading market for a class of their securities is in a Pacific Rim country.

     18. The RCM International Growth Equity Fund normally invests at least 80% of its assets in equity securities of non-U.S. companies.

     19. The Mega-Cap Fund normally invests at least 80% of its assets in common stocks with very large market capitalizations, defined as the 250 largest publicly traded companies (in terms of market capitalization) in the U.S.

                             MANAGEMENT OF THE TRUST

Trustees and Officers

     The business of the Trust is managed under the direction of the Trust's Board of Trustees. Subject to the provisions of the Trust's Declaration of Trust, its By-Laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust's officers.

     The Trustees and officers of the Trust, their ages, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustees oversee and any other directorships held by the Trustees of the Trust are listed in the tables immediately following. Except as shown, each Trustee's and officer's principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.

                              Independent Trustees

Name                Position(s)    Term of        Principal                  Number of       Other
Address             Held with      Office and     Occupation(s)              Portfolios in   Directorships
And Age             Trust          Length of      During Past                Fund            held by
                                   Time           5 Years                    Complex         Trustee
                                   Served*                                   Overseen by
                                                                             Trustee
----------------    -----------    ----------     ----------------------     -------------   --------------
E. Philip Cannon    Trustee        5 years        President, Houston Zoo.      107           PIMCO Funds:
Age 61                                            Formerly, Proprietor,                      Pacific
                                                  Cannon & Company, an                       Investment
                                                  affiliate of Inverness                     Management
                                                  Management LLC, (a                         Series, PIMCO
                                                  private equity                             Commercial
                                                  investment firm);                          Mortgage
                                                  Headmaster, St. John's                     Securities
                                                  School, Houston, Texas.                    Trust, Inc.,
                                                                                             PIMCO Variable
                                                                                             Insurance Trust

Name                Position(s)    Term of        Principal                  Number of       Other
Address             Held with      Office and     Occupation(s)              Portfolios in   Directorships
And Age             Trust          Length of      During Past                Fund            held by
                                   Time           5 Years                    Complex         Trustee
                                   Served*                                   Overseen by
                                                                             Trustee
----------------    -----------    ----------     ----------------------     -------------   --------------
Donald P. Carter    Trustee        5 years        Retired.  Formerly,        39              None
Age 74                                            Chairman, Executive Vice
                                                  President and Director,
                                                  Cunningham & Walsh,
                                                  Inc., Chicago, an
                                                  advertising agency;
                                                  Chairman and Director,
                                                  Moduline Industries,
                                                  Inc., a manufacturer of
                                                  commercial windows and
                                                  curtain walls.

Gary A. Childress   Trustee        5 years        Private investor.          39              None
Age 68                                            Formerly, Chairman and
                                                  Director, Bellefonte

                                                  Lime Company, Inc., a

                                                  calcitic lime producer,
                                                  and partner in GenLime,
                                                  L.P.

Theodore J. Coburn  Trustee        (less than)
Age 48                              1 year        Senior Vice                39              Chairman and
                                                  President--Corporate                       Director, two
                                                  Client Group, NASDAQ                       registered
                                                  Stock Market.  Formerly,                   investment
                                                  Partner, Brown, Coburn &                   companies in
                                                  Co. (investment banking                    the PIMCO
                                                  firm); Associate,                          Advisors Fund
                                                  Harvard Graduate School                    Complex and
                                                  of Education; Director,                    Director, two
                                                  Belenos Inc.  (private                     registered
                                                  company) and Church                        investment
                                                  Plaza Inc. (private                        companies in
                                                  company).                                  the PIMCO
                                                                                             Advisors Fund
                                                                                             Complex;
                                                                                             Director, Video
                                                                                             Update, Inc.
                                                                                             (retail) and
                                                                                             Measurement
                                                                                             Specialties,
                                                                                             Inc. (industrial
                                                                                             transducer
                                                                                             industry).


Name                Position(s)    Term of        Principal                  Number of       Other
Address             Held with      Office and     Occupation(s)              Portfolios in   Directorships
And Age             Trust          Length of      During Past                Fund            held by
                                   Time           5 Years                    Complex         Trustee
                                   Served*                                   Overseen by
                                                                             Trustee
----------------    -----------    ----------     ----------------------     -------------   --------------
W. Bryant Stooks    Trustee        5 years        President, Bryant          39              None
Age 61                                            Investments, Ltd.;
                                                  President, Ocotillo At
                                                  Price, LLC; Director,
                                                  American Agritec LLC, a
                                                  manufacturer of
                                                  hydrophonics products;
                                                  and Director, Valley
                                                  Isle Excursions, Inc., a
                                                  tour operator.
                                                  President, Senior Vice
                                                  President, Director and
                                                  Chief Executive Officer,
                                                  Archirodon Group Inc.,
                                                  an international
                                                  construction firm.

Gerald M. Thorne    Trustee        5 years        Director, VPI Inc., a      39              None
Age 64                                            plastics company, and
                                                  American Orthodontics
                                                  Corp., an orthodontics
                                                  manufacturer.
                                                  Formerly,  President and
                                                  Director, Firstar
                                                  National Bank of
                                                  Milwaukee and  Firstar
                                                  National Bank of
                                                  Sheboygan; Director,
                                                  Bando-McGlocklin, a
                                                  small business
                                                  investment company and
                                                  Kaytee Products, a
                                                  birdseed company, and
                                                  Schrier Malt.


                               Interested Trustees

Name                Position(s)    Term of        Principal                  Number of       Other
Address             Held with      Office and     Occupation(s)              Portfolios in   Directorships
And Age             Trust          Length of      During Past                Fund            held by
                                   Time           5 Years                    Complex         Trustee
                                   Served*                                   Overseen by
                                                                             Trustee
------------------  -----------    -----------    -----------------------    --------------  --------------
Stephen J.          Trustee,       5 years        Managing Director, ADAM    39              Chairman and
Treadway*           President                     of America L.P.;                           Director, six
2187 Atlantic       and Chief                     Managing Director and                      registered
Street              Executive                     Chief Executive Officer,                   investment
Stamford, CT 06902  Officer                       PIMCO Funds Distributors                   companies in
Age 54                                            LLC ("PFD"); Managing                      the ADAM of
                                                  Director and Chief                         America Fund
                                                  Executive Officer, PIMCO                   Complex and six
                                                  Funds Advisors LLC.                        additional
                                                                                             registered
                                                                                             investment
                                                                                             companies.

*    Trustee is an "interested person" of the Trust (as defined in Section 2(a)
     (19) of the 1940 Act). Please see the table under "Certain Affiliations" for information about the relationships that cause Mr. Treadway to be an interested person.

                                    Officers

Name                Position(s)      Term of        Principal
Address             Held with        Office and     Occupation(s)
And Age             Trust            Length of      During Past
                                     Time           5 Years
                                     Served*
-----------------   --------------   -----------    -----------------------------------------------------------
Newton B. Schott,   Vice President   5 years        Managing Director, Chief Administrative Officer, General
Jr.                 and Secretary                   Counsel and Secretary, PFD.  Managing Director, Chief Legal
2187 Atlantic                                       Officer and Secretary, PIMCO Funds Advisors LLC.
Street
Stamford, CT 06902
Age 60

Jeffrey M. Sargent  Vice President   5 years        Senior Vice President, PIMCO, PIMCO Funds: Pacific
Age 39                                              Investment Management Series, PIMCO Commercial Mortgage
                                                    Securities Trust, Inc., PIMCO Variable Insurance Trust and
                                                    PIMCO Strategic Global Government Fund, Inc.  Formerly, Vice
                                                    President, PIMCO.

Henrik P. Larsen    Vice President   1 year         Vice President, PIMCO, PIMCO Funds:  Pacific Investment
Age 32                                              Management Series, PIMCO Commercial Mortgage Securities
                                                    Trust, Inc., PIMCO Variable Insurance Trust and PIMCO
                                                    Strategic Global Government Fund, Inc.  Formerly, Manager,
                                                    PIMCO.

John K. Schneider   Vice President   1 year         Senior Portfolio Manager and Managing Director, PIMCO Equity
Age 37                                              Advisors LLC.  Formerly, Portfolio Manger and Partner,
                                                    Schneider Capital Management.

John P. Hardaway    Treasurer        5 years        Senior Vice President, PIMCO; and Treasurer, PIMCO Funds:
Age 45                                              Pacific Investment Management Series, PIMCO Commercial
                                                    Mortgage Securities Trust, Inc., PIMCO Variable Insurance
                                                    Trust and PIMCO Strategic Global Government Fund, Inc.
                                                    Formerly, Vice President, PIMCO.

Garlin G. Flynn     Assistant        5 years        Specialist, PIMCO; and Secretary, PIMCO Funds: Pacific
Age 56              Secretary                       Investment Management Series, PIMCO Commercial Mortgage
                                                    Securities Trust, Inc., PIMCO Variable Insurance Trust and
                                                    PIMCO Strategic Global Government Fund, Inc.  Formerly,
                                                    Senior Fund Administrator, PIMCO.

Erik C. Brown       Assistant        1 year         Vice President, PIMCO; and Assistant Treasurer, PIMCO Funds:
Age 34              Treasurer                       Pacific Investment Management Series, PIMCO Commercial
                                                    Mortgage Securities Trust, Inc., PIMCO Variable Insurance
                                                    Trust and PIMCO Strategic Global Government Fund, Inc.
                                                    Formerly, tax consultant with Deloitte & Touche LLP and
                                                    PricewaterhouseCoopers LLP.

Please see the following table for information about relationships between the Trust's officers and certain of the Trust's affiliates.

Certain Affiliations

The following table lists the positions held by the Trust's officers and any Trustee who is an "interested person" of the Trust with affiliated persons or principal underwriters of the Trust:

                                                              Positions held with
                                                             affiliated persons or
                                                             principal underwriters
                Name                                             of the Trust
            ------------                                  ----------------------------
Stephen J. Treadway                           Managing Director, ADAM of America L.P.; Managing
                                              Director and Chief Executive Officer, PIMCO Funds
                                              Distributors LLC ("PFD"); Managing Director and
                                              Chief Executive Officer, PIMCO Funds Advisors LLC;
                                              Chairman and Director, six registered investment
                                              companies in the fund complex that includes funds
                                              advised by ADAM of America L.P. (the "ADAM of
                                              America Fund Complex") and six additional
                                              registered investment companies.

Newton B. Schott, Jr.                         Managing Director, Chief Administrative Officer,
                                              Secretary and General Counsel, PFD; Managing
                                              Director, Chief Legal Officer and Secretary, PIMCO
                                              Funds Advisors LLC; President, Municipal Advantage
                                              Fund, Inc.; Vice President and Secretary, five
                                              registered investment companies in the ADAM of
                                              America Fund Complex; Executive Vice-President and
                                              Secretary, six registered investment companies in
                                              the ADAM of America Fund Complex.

Jeffrey M. Sargent                            Senior Vice President, PIMCO, PIMCO Funds: Pacific
                                              Investment Management Series, PIMCO Commercial
                                              Mortgage Securities Trust, Inc., PIMCO Variable
                                              Insurance Trust and PIMCO Strategic Global
                                              Government Fund, Inc.

Henrik P. Larsen                              Vice President, PIMCO, PIMCO Funds: Pacific
                                              Investment Management Series, PIMCO Commercial
                                              Mortgage Securities Trust, Inc., PIMCO Variable
                                              Insurance Trust and PIMCO Strategic Global
                                              Government Fund, Inc.

John K. Schneider                             Senior Portfolio Manager and Managing Director,
                                              PIMCO Equity Advisors LLC.

John P. Hardaway                              Senior Vice President, PIMCO; and Treasurer, PIMCO
                                              Funds: Pacific Investment Management Series, PIMCO
                                              Commercial Mortgage Securities Trust, Inc., PIMCO
                                              Variable Insurance Trust and PIMCO Strategic Global
                                              Government Fund, Inc.

Garlin G. Flynn                               Specialist, PIMCO; and Secretary, PIMCO Funds:
                                              Pacific Investment Management Series, PIMCO
                                              Commercial Mortgage Securities Trust, Inc., PIMCO
                                              Variable Insurance Trust and PIMCO Strategic Global
                                              Government Fund, Inc.

Erik C. Brown                                 Vice President, PIMCO; and Assistant Treasurer,
                                              PIMCO Funds: Pacific Investment Management Series,
                                              PIMCO Commercial Mortgage Securities Trust, Inc.,
                                              PIMCO Variable Insurance Trust and PIMCO Strategic
                                              Global Government Fund, Inc.

Committees of the Board of Trustees

     The Trust's Dividend Committee is composed of all of the members of the Trust's Board of Trustees. The Dividend Committee has the power to declare dividends from the net investment income and distributions from the net capital gains of each Fund, in accordance with each Fund's distribution policies as set forth in the Trust's Prospectuses and this Statement of Additional Information. The amount of each such dividend or distribution is determined with a view toward distributing annually substantially all of each Fund's net investment income and net realized capital gains, if any, after giving effect to any available capital loss carry-over. The Board, acting as the Dividend Committee, approves all dividends annually.

     The Trust's Audit Oversight Committee is composed entirely of Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act (Messrs. Carter, Stooks and Thorne). The principal function of the Audit Oversight Committee is to provide assistance to the Trustees in fulfilling their responsibility to shareholders and potential shareholders relating to fund accounting, reporting practices of the Trust and the quality and integrity of the financial reports of the Trust. The Audit Oversight Committee convened four times during the fiscal year ended June 30, 2001.

     The Trust's Valuation Committee is composed of Messrs. Carter and Treadway. The Valuation Committee has been delegated responsibility by the Trust's Board of Trustees for making determinations of the fair value of the Funds' securities on behalf of the Board in accordance with the Funds' valuation procedures. The Valuation Committee convened thirteen times during the fiscal year ended June 30, 2001.

     The Trust's Nominating Committee is composed entirely of Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act (Messrs. Cannon, Carter, Childress, Stooks and Thorne). The Nominating Committee's responsibilities include the screening and nomination of candidates for election to the Board of Trustees as independent trustees of the Trust. This committee does not normally consider nominees recommended by shareholders. The Nominating Committee did not meet during the fiscal year ended June 30, 2001.

Securities Ownership

     For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Trust and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Trust's family of investment companies, as of December 31, 2001:

                                Dollar Range of Equity            Aggregate Dollar Range of Equity
                                     Securities in             Securities in All Registered Investment
                               Each Fund or Series Overseen      Companies Overseen by Trustee in Family
   Name of Trustee                   by the Trustee                     of Investment Companies
   ---------------              ---------------------------    ------------------------------------------
                                Ranges:                        Ranges:
                                None                           None
                                $1-$10,000                     $1-$10,000
                                $10,001-$50,000                $10,001-$50,000
                                $50,001-$100,000               $50,001-$100,000
                                Over $100,000                  Over $100,000
E. Philip Cannon                Over $100,000                  None
Donald P. Carter                Over $100,000                  Over $100,000
Gary A. Childress               Over $100,000                  Over $100,000
W. Bryant Stooks                Over $100,000                  Over $100,000
Gerald M. Thorne                Over $100,000                  None
Theodore J. Coburn              None                           None
Stephen J. Treadway

  [NEED TO PROVIDE THE INFORMATION IN THE ABOVE TABLE ON A FUND BY FUND BASIS,
               NOT IN THE AGGREGATE AS IT CURRENTLY IS REPORTED.]

     For Independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust, as of December 31, 2001:


    Name of Trustee       Name of        Company    Title of Class     Value of     Percent of Class
                         Owners and                                   Securities
                        Relationships
                         to Trustee

   E. Philip Cannon          N/A           N/A           N/A             N/A              N/A
   Donald P. Carter          N/A           N/A           N/A             N/A              N/A
   Gary A. Childress         N/A           N/A           N/A             N/A              N/A
   W. Bryant Stooks          N/A           N/A           N/A             N/A              N/A
   Gerald M. Thorne          N/A           N/A           N/A             N/A              N/A
  Theodore J. Coburn         N/A           N/A           N/A             N/A              N/A

Trustees' Compensation

     Trustees, other than those affiliated with ADAM of America, a Sub-Adviser, or Pacific Investment Management, receive a quarterly retainer of $13,000, plus $3,000 for each Board of Trustees meeting attended. Effective April 1, 2002, each Trustee, other than those affiliated with ADAM of America, a Sub-Adviser, or Pacific Investment Management, receives a quarterly retainer of $14,250 for each Board of Trustees meeting attended in person and $1,500 for each meeting attended telephonically and $1,500 for each Audit and Performance Committee meeting attended in person, plus reimbursement of related expenses. The Chairman of the Audit and Performance Committees receives an additional annual retainer of $3,000, the Chairman of the Independent Trustees receives an additional annual retainer of $7,000, and each Vice Chairman of the Independent Trustees receives an additional annual retainer of $4,000. If in the judgment of the Independent Trustees, it is necessary or appropriate for any Independent Trustee, including the Chairman, to perform services in connection with extraordinary Fund activities or circumstances, the Trustee shall be compensated for such services at the rate of $2,000 per day, plus reimbursement of reasonable expenses. Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex (see below), although certain former Trustees may receive compensation for providing advisory and consulting services to the Board of Trustees. The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1997, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan.

     The following table sets forth information regarding compensation received by those Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust for the fiscal year ended June 30, 2002 (other Trustees who are interested persons of the Trust and officers of the Trust receive no compensation from the Trust):

Name of Person,            Aggregate            Pension or       Estimated Annual    Total Compensation
   Position               Compensation          Retirement        Benefits Upon        from Trust and
                           from Trust        Benefits Accrued       Retirement       Fund Complex/1/ Paid
                                             as Part of Trust                           to Trustees
                                                 Expenses
  E. Philip Cannon/2/       $ 75,750               $0                  $0                  $186,471
   Donald P. Carter         $ 86,750               $0                  $0                  $ 90,791
  Gary A. Childress         $ 78,125               $0                  $0                  $ 80,353
 Theodore J. Coburn/3/      $ 18,750               $0                  $0                  $ 18,750
 Richard L. Nelson/4/       $ 52,750               $0                  $0                  $147,744
Lyman W. Porter/2/,/4/      $ 52,000               $0                  $0                  $146,587
   Alan Richards4           $ 53,750               $0                  $0                  $159,060
  W. Bryant Stooks          $ 78,125               $0                  $0                  $ 80,921
 Gerald M. Thorne2          $ 75,750               $0                  $0                  $ 79,525


As disclosed in more detail in the Shareholders' Guide, each Fund may sell its Class A shares at net asset value without a sales charge to current or retired officers, trustees, directors or employees of either the Trust, ADAM of America, Pacific Investment Management Company or the Distributor, other affiliates of ADAM of America at the discretion of ADAM of America, Pacific Investment Management Company or the Distributor, a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons. The Trust believes that this arrangement encourages affiliated persons of the Funds to invest in the Funds, which further aligns the interests of the Funds and those persons affiliated with them.

Codes of Ethics

     The Trust, PFA, PIMCO Equity Advisors, Cadence, NFJ, Parametric, Dresdner, Nicholas-Applegate and the Distributor have adopted Codes of Ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds.

Investment Adviser

     PFA serves as investment adviser to each of the Funds pursuant to an investment advisory agreement ("Advisory Agreement") between PFA and the Trust. PFA is a wholly owned indirect subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"). ADAM of America was organized as a limited partnership under Delaware law in 1987. ADAM of America's sole general partner is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited liability company with two members, ADAM U.S. Holding LLC, a Delaware limited liability company, and Pacific Asset Management LLC, a Delaware limited liability company. ADAM U.S. Holdings LLC is a wholly-owned subsidiary of ADAM of America, a wholly-owned subsidiary of Allianz of America, Inc., which is a wholly-owned subsidiary of Allianz AG. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, which is a wholly-owned subsidiary of Pacific Mutual Holding Company. Pacific Mutual Holding Company is a Newport Beach, California-based insurance holding company. Pacific Life Insurance Company's address is 700 Newport Center Drive, Newport Beach, California. Allianz AG's address is Koniginstrasse 28, D-80802, Munich, Germany. PIMCO Advisors is located at 888 San Clemente Drive, Suite 100, Newport Beach, California 92660.

     The general partner of ADAM of America has substantially delegated its management and control of ADAM of America to an Executive Committee. The Executive Committee of ADAM of America is comprised of Udo Frank, William S. Thompson, Jr. and Marcus Riess.

--------
     /1/ The amounts listed in column (3) include total compensation paid to the Trustees for their services as Trustees of the Trust (for all Trustees), Pacific Select Fund and Pacific Funds (for Messrs. Nelson, Porter, and Richards) and PIMS, PVIT and PCM (for Mr. Cannon) for the twelve-month period ended June 30, 2002. Mr. Cannon also serves as Trustee of PIMS, PVIT, and PCM and received compensation for the period ended June 30, 2002. By virtue of having PIMCO Advisors or an affiliate of PIMCO Advisors as investment adviser, the Trust, PIMS, PVIT, PCM and Pacific Select Fund were considered to be part of the same "Fund Complex" for these purposes.

     /2/ The Trust has adopted a deferred compensation plan (the "Plan") which went into place during fiscal 1997. Of the amounts listed in column (2), the following Trustees elected to have the following amounts deferred from the Trust and all investment companies in the Fund Complex, respectively: Cannon - $75,750, $171,750; Nelson- $0, $13,000; Porter - $52,000, $92,150; and Thorne -
$75,750, $75,750.

     /3/ Mr. Coburn joined the Board in April 2002.

     /4/ Messrs. Nelson, Porter and Richards resigned as Trustees in September, 2001. These former Trustees currently receive the following compensation in return for providing advisory and consulting services to the Board of Trustees:
$13,000 per quarter beginning with the quarter ending December 31, 2001 through March 31, 2003.

     PFA is located at 1345 Avenue of the Americas, 50th Floor, New York, NY 10105. PFA and its investment management affiliates had approximately [$346 billion] of assets under management as of [June 30], 2002.

     Allianz of America has entered into a put/call arrangement for the possible disposition of Pacific Life's indirect interest in ADAM of America. The put option held by Pacific Life will allow it to require Allianz of America, on the last business day of each calendar quarter following May 5, 2000, to purchase at a formula-based price all of ADAM of America's units owned directly or indirectly by Pacific Life. The call option held by Allianz of America will allow it, beginning January 31, 2003 or upon a change in control of Pacific Life, to require Pacific Life to sell or cause to be sold to Allianz of America, at the same formula-based price, all of ADAM of America's units owned directly or indirectly by Pacific Life.

     As of the date of this Statement of Additional Information, significant institutional shareholders of Allianz AG currently include Munchener Ruckversicherungs-Gesellschaft AG ("Munich Re") and HypoVereinsbank. Allianz AG in turn owns more than 95% of Dresdner Bank AG. Credit Lyonnais, Munich Re and HypoVereinsbank, as well as certain broker-dealers that might be controlled by or affiliated with these entities or Dresdner Bank AG, such as Dresdner Kleinwort Wasserstein, Dresdner Kleinwort Benson and Grantchester Securities, Inc. (collectively, the "Affiliated Brokers"), may be considered to be affiliated persons of PIMCO Advisors and each affiliated Sub-Adviser. Absent an SEC exemption or other relief, the Fund generally is precluded from effecting principal transactions with the Affiliated Brokers, and its ability to purchase securities being underwritten by an Affiliated Broker or a syndicate including an Affiliated Broker is subject to restrictions. Similarly, the Fund's ability to utilize the Affiliated Brokers for agency transactions is subject to the restrictions of Rule 17e-1 under the 1940 Act. PIMCO does not believe that the restrictions on transactions with the Affiliated Brokers described above will materially adversely affect its ability to provide services to the Funds, the Funds' ability to take advantage of market opportunities, or the Funds' overall performance.

Advisory Agreement

     PFA, subject to the supervision of the Board of Trustees, is responsible for providing advice and guidance with respect to the Funds and for managing, either directly or through others selected by the Adviser, the investments of the Funds. PFA also furnishes to the Board of Trustees periodic reports on the investment performance of each Fund. As more fully discussed below, for all of the Funds except the Tax Efficient Equity and Tax-Efficient Structured Emerging Markets Funds, which are Sub-advised by an unaffiliated Sub-Adviser, PFA has engaged affiliates to serve as Sub-Advisers. If a Sub-Adviser ceases to manage the portfolio of a Fund, PFA will either assume full responsibility for the management of that Fund, or retain a new Sub-Adviser subject to the approval of the Trustees and, if required, the Fund's shareholders.

     PFA selects the Underlying Funds in which the Asset Allocation Fund invests. PFA's Asset Allocation Committee is responsible for determining how the assets of the Asset Allocation Fund are allocated and reallocated from time to time among the Underlying PIMCO Funds selected by PFA. The Asset Allocation Fund does not pay any fees to PFA in return for these services under the Advisory Agreement. The Asset Allocation Fund does, however, indirectly pay a proportionate share of the advisory fees paid to PFA and Pacific Investment Management by the Underlying PIMCO Funds in which the Asset Allocation Fund invests.

     Under the terms of the Advisory Agreement, PFA is obligated to manage the Funds in accordance with applicable laws and regulations. The investment advisory services of PFA to the Trust are not exclusive under the terms of the Advisory Agreement. PFA is free to, and does, render investment advisory services to others.

     The Advisory Agreement will continue in effect with respect to a Fund for two years from its effective date, and thereafter on a yearly basis, provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Fund, or by the Board of Trustees, and (ii) by a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Advisory Agreement. The Advisory Agreement may be terminated without penalty by vote of the Trustees or the vote of a majority of the outstanding voting shares of the Trust (or with respect to a particular Fund, by the vote of a majority of the outstanding voting shares of such Fund), or by the Adviser, on 60 days' written notice to the other party and will terminate automatically in the event of its assignment. In addition, the Advisory Agreement may be terminated with regard to the Renaissance, Growth, Target, Opportunity and Innovation Funds by vote of a majority of the Trustees who are not interested persons of the Trust, on 60 days' written notice to PFA.

     Each Fund's Advisory Agreement and Portfolio Management Agreement provide that PFA or the relevant Sub-Adviser, as applicable, shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     The Adviser currently receives a monthly investment advisory fee from each Fund at the following annual rates (based on the average daily net assets of the particular Funds):

Fund                                                                              Advisory
----                                                                              Fee Rate
                                                                                  --------
Value, Tax-Efficient Equity, Mega-Cap, Capital Appreciation, Mid-Cap,
   Equity Income, Basic Value, Tax-Efficient
   Structured Emerging Markets and RCM Large-Cap Growth Funds ..................    45%
RCM Mid-Cap Fund ...............................................................    47%
Growth, RCM International Growth Equity, NACM Core Equity,
   NACM Growth and NACM Value Funds ............................................    50%
Target Fund ....................................................................    55%
Small-Cap Value, Renaissance, Select Growth, Growth & Income and RCM Tax-Managed
  Growth Funds .................................................................    60%
Opportunity, Innovation and NACM Flex-Cap Value Funds ..........................    65%
NACM Global and NACM International Funds .......................................    70%
RCM Small-Cap Fund .............................................................    72%
RCM Global Healthcare and RCM Europe Funds .....................................    80%
RCM Global Equity Fund .........................................................    85%
RCM Biotechnology and NACM Pacific Rim Funds ...................................    90%
RCM Global Technology Fund .....................................................    95%
Global Innovation, RCM Global Small-Cap and RCM Emerging Markets Funds .........  1.00%
Emerging Companies Fund ........................................................  1.25%

     For the fiscal years ended June 30, 2001, June 30, 2000 and June 30, 1999 the Funds paid the Adviser (or its predecessor) the following amounts under the Advisory Contract (the following does not include the PIMCO NACM Funds, which have only recently commenced operations or the PIMCO RCM Funds, which were not subject to the foregoing advisory fees until February 1, 2002 when corresponding funds of Dresdner RCM Global Funds, Inc. were reorganized into the PIMCO RCM Funds):

                                                     Year           Year           Year
                                                     Ended          Ended          Ended
Fund                                                6/30/01        6/30/00        6/30/99
----                                                -------        -------        -------
Former Equity Income Fund/(1)/                    $       N/A    $   699,003    $   892,889
Value Fund                                            991,439        908,711      1,043,826
Small-Cap Value Fund                                1,911,677      1,978,580      2,215,048
Select Growth Fund                                    283,609         19,736        413,258
Growth & Income Fund                                   87,203         32,475         74,646
Capital Appreciation Fund                           3,641,124      4,180,797      5,057,813
Mid-Cap Fund/(1)/                                   4,985,396      4,608,685      3,926,642
Emerging Companies Fund/(1)/                        2,907,583      2,795,758      3,035,025
Small-Cap Fund/(1)/                                       N/A        578,387        574,447
Enhanced Equity Fund/(1)/                                 N/A        276,178        238,001
PIMCO Emerging Markets Fund /(1)/                         N/A            N/A            N/A
International Developed Fund /(1)/                        N/A            N/A            N/A
Balanced Fund /(1)/                                       N/A         70,407        311,190
Renaissance Fund                                    4,838,751      3,279,586      3,771,388
Growth Fund                                        12,303,201     13,317,691     10,728,640
Target Fund                                        11,479,530      9,095,743      5,837,985
Opportunity Fund                                    3,381,505      3,486,462      3,171,024
Innovation Fund                                    27,373,864     21,684,203      4,453,888
Healthcare Innovation Fund/(1)/                         9,440            N/A            N/A
International Fund/(1)/                                   N/A        811,923        753,828
Select International Fund/(1)/                        157,018         96,976         58,010
Select World Fund/(1)/                                    N/A            N/A            N/A
Europe Growth Fund/(1)/                                   N/A            N/A            N/A
New Asia Fund/(1)/                                        N/A            N/A            N/A
Emerging Markets Fund/(1)/                                N/A            N/A            N/A
Precious Metals Fund/(1)/                                 N/A         72,414        125,947
Tax Exempt Fund /(1)/                                     N/A            N/A            N/A
Value 25 Fund /(1)/                                       N/A          8,626          7,550
Tax-Efficient Equity Fund                             233,054        227,081         56,985
Structured Emerging Markets Fund /(1)/                133,191        210,237        156,322
Tax-Efficient Structured Emerging Markets Fund        346,619        399,399        212,327
Mega-Cap Fund                                          15,678         13,449            N/A
Global Innovation Fund                              2,516,246        158,353            N/A
Basic Value Fund                                        4,627            542            N/A
Equity Income Fund                                    204,706         11,300            N/A
Asset Allocation Fund                                       0            N/A            N/A
30/70 Portfolio /(1)/                                       0            N/A            N/A
90/10 Portfolio /(1)/                                       0            N/A            N/A
                                                  -----------    -----------    -----------
TOTAL                                             $77,823,461    $69,022,702    $47,116,679

--------------
/(1)/ Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

Portfolio Management Agreements

     The Adviser employs Sub-Advisers to provide investment advisory services to each Fund pursuant to portfolio management agreements (each a "Portfolio Management Agreement") between the Adviser and the Fund's Sub-Adviser. The Adviser currently has [eight] investment management affiliates which are also subsidiaries of PIMCO Advisors, the following four of which manage one or more of the Funds: PIMCO Equity Advisors LLC ("PIMCO Equity Advisors"), Cadence Capital Management ("Cadence" ), NFJ Investment Group ("NFJ") and Nicholas-Applegate Capital Management LLC ("Nicholas-Applegate"). Dresdner RCM Global Investors LLC ("Dresdner"), a subsidiary of Allianz AG and an affiliate of PFA, is the Sub-Adviser for the PIMCO RCM Funds. Parametric Portfolio Associates ("Parametric"), another Sub-Adviser, was formerly an affiliate of the Adviser, but is no longer affiliated with the Adviser. For services provided to the Funds, the Adviser (and not the Funds) pays the Sub-Advisers at the rates set forth in the Portfolio Management Agreements. Each Portfolio Management Agreement provides that neither the Adviser nor the relevant Sub-Adviser, as applicable, shall be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     Shareholders of each Fund (except the Innovation, Mid-Cap and Emerging Companies Funds) have approved a proposal permitting PFA to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits PFA from entering into sub-advisory agreements with affiliates of PFA without shareholder approval, unless such affiliates are substantially wholly-owned by PIMCO Advisors. PFA has the ultimate responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

PIMCO Equity Advisors

     PIMCO Equity Advisors, an indirect wholly-owned subsidiary of PIMCO Advisors, acts as the Sub-Adviser and provides investment advisory services to the Value, Growth, Target, Opportunity, Innovation, Global Innovation, Renaissance, Select Growth, and Growth & Income Funds. Accounts managed by PIMCO Equity Advisors had combined assets as of June 30, 2002, of approximately $9.7 billion. For services provided to these Funds, the Adviser (not the Trust) pays PIMCO Equity Advisors a monthly fee at the following annual rates: 0.35% for the Value Fund, 0.40% for the Growth Fund, 0.45% for the Target and Growth & Income Funds, 0.50% for the Renaissance and Select Growth Funds, 0.55% for the Opportunity and Innovation Funds and 0.80% for the Global Innovation Fund. PIMCO Equity Advisors' address is 1345 Avenue of the Americas, 50th Floor, New York, NY 10105. Prior to March 6, 1999, Columbus Circle Investors ("Columbus Circle"), a former subsidiary partnership of the Adviser, served as Sub-Adviser to the Growth, Target, Opportunity and Innovation Funds. Columbus Circle served as Sub-Adviser to the Renaissance Fund until May 7, 1999, and it served as Sub-Adviser to the Select Growth and Growth & Income Funds until July 1, 1999. On July 1, 1999, the Adviser sold all of its ownership interest in Columbus Circle to certain of Columbus Circle's employees. Prior to May 8, 2000, NFJ served as Sub-Adviser to the Value Fund.

Parametric

     Pursuant to a Portfolio Management Agreement between the Adviser and Parametric, Parametric is the Sub-Adviser and provides investment advisory services to the Tax-Efficient Equity and Tax-Efficient Structured Emerging Markets Funds. For the services provided to each Fund, the Adviser (not the Trust) pays Parametric a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): .35% for the Tax-Efficient Equity Fund and .35% for the Tax-Efficient Structured Emerging Markets Fund.

     Parametric is an investment management firm organized as a general partnership. Parametric is the successor investment adviser to Parametric Portfolio Associates, Inc., which commenced operations in 1987. Parametric was a wholly owned subsidiary of the Adviser until June 2001, when PPA Acquisition LLC purchased the general partnership interests in Parametric, resulting in a change of control of Parametric. PPA Acquisition LLC owns 100% of Parametric. PPA Acquisition LLC is owned by the current managing directors of Parametric and an investor group led by Orca Bay Partners. Parametric is located at 1151 Fairview Avenue N., Seattle, Washington 98109. Parametric provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by Parametric had combined assets, as of June 30, 2002, of approximately $119 million.

Cadence

     Pursuant to a Portfolio Management Agreement between the Adviser and Cadence, Cadence provides investment advisory services to the Mega-Cap, Capital Appreciation, Mid-Cap and Emerging Companies Funds. For the services provided, the Adviser (not the Trust) pays Cadence a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular
Fund): .35% for the Mega-Cap Fund, .35% for the Capital Appreciation Fund, .35% for the Mid-Cap Fund, and 1.15% for the Emerging Companies Fund.

     Cadence is an investment management firm organized as a general partnership. Cadence is the successor investment adviser to Cadence Capital Management Corporation, which commenced operations in 1988. Cadence has two partners: PIMCO Advisors as the supervisory partner, and Cadence Capital Management Inc. as the managing partner. Cadence is located at 265 Franklin Street, 11th Floor, Boston, Massachusetts 02110. Cadence provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by Cadence had combined assets, as of June 30, 2002, of approximately $5.3 billion.

NFJ

     Pursuant to a Portfolio Management Agreement between the Adviser and NFJ, NFJ provides investment advisory services to the Small-Cap Value, Basic Value and Equity Income Funds. For the services provided, the Adviser (not the Trust) pays NFJ a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): .50% for the Small-Cap Value Fund, .35% for the Equity Income Fund and .35% for the Basic Value Fund.

     NFJ is an investment management firm organized as a general partnership. NFJ is the successor investment adviser to NFJ Investment Group, Inc., which commenced operations in 1989. NFJ has two partners: PIMCO Advisors as the supervisory partner, and NFJ Management Inc. as the managing partner. NFJ is located at 2121 San Jacinto, Suite 1840, Dallas, Texas 75201. NFJ provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by NFJ had combined assets, as of June 30, 2002, of approximately $1.9 billion.

Nicholas-Applegate

     Pursuant to a Portfolio Management Agreement between the Adviser and Nicholas-Applegate, Nicholas-Applegate is the Sub-Adviser and provides investment advisory services to the NACM Flex-Cap Value, NACM Core Equity, NACM Global, NACM Growth, NACM International, NACM Pacific Rim and NACM Value Funds. For the services provided, the Adviser (not the Trust) pays Nicholas-Applegate a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): .40% for the NACM Core Equity, NACM Growth and NACM Value Funds, .55% for the NACM Flex-Cap Value Fund, .60% for the NACM Global and NACM International Funds and .80% for the NACM Pacific Rim Fund.

     Nicholas-Applegate is an investment management firm organized as a Delaware limited liability company (formerly Nicholas-Applegate Capital Management, a California limited partnership). Nicholas-Applegate is located at 600 West Broadway, San Diego, California 92101. Nicholas-Applegate was organized in 1984 to manage discretionary accounts investing primarily in publicly traded equity securities and securities convertible or exercisable for publicly traded equity securities, with the goal of capital appreciation. Accounts managed by Nicholas-Applegate had combined assets, as of June 30, 2002, of approximately $21.8 billion.

Dresdner

     Pursuant to a Portfolio Management Agreement between the Adviser and Dresdner, Dresdner provides investment services to the RCM Global Small-Cap, RCM Global Technology, RCM Global Healthcare, RCM Global Equity, RCM Large-Cap Growth, RCM Mid-Cap, RCM Small-Cap, RCM Balanced, RCM Tax-Managed Growth, RCM Biotechnology, RCM International Growth Equity, RCM Emerging Markets and RCM Europe Funds. For the services provided, the Adviser (not the Trust) pays Dresdner a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): .90% for the RCM Global Small-Cap Fund, .85% for the RCM Global Technology Fund, .70% for the RCM Global Healthcare Fund, .75% for the RCM Global Equity Fund, .35% for the RCM Large-Cap Growth Fund, .50% for the RCM Tax-Managed Growth Fund, .37% for the RCM Mid-Cap Fund, .62% for the RCM Small-Cap Fund, .80% for the RCM Biotechnology Fund, .40% for the RCM International Growth Equity Fund, .90% for the RCM Emerging Markets Fund and .70% for the RCM Europe Fund.

     Dresdner RCM Global Investors LLC is a Delaware limited liability company. Organized in 1998, it is the successor to the business of its holding company, Dresdner RCM Global Investors US Holdings LLC. It was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. As of June 30, 2002, Dresdner had approximately $1.5 billion in assets under management.

     For the fiscal years ended June 30, 2001, June 30, 2000 and June 30, 1999, the amount of portfolio management fees paid by the Adviser (or its predecessor) to the applicable Sub-Adviser (or its predecessor) for each of the Funds was as follows (the following does not include the PIMCO NACM Funds, which have only recently commenced operations or the PIMCO RCM Funds, which were not subject to the advisory and portfolio management fees until February 1, 2002, when corresponding funds of Dresdner RCM Global Funds, Inc. were reorganized into the PIMCO RCM Funds):

                                                                 Year                  Year             Year
                                                                 Ended                 Ended            Ended
                                                                 6/30/01              6/30/00          6/30/99
                                                                 -------              -------          -------
Former Equity Income Fund/(1)/                                $       N/A          $   186,339       $   694,469
Value Fund                                                            N/A              613,460           811,864
Small-Cap Value Fund                                            1,597,026            1,648,817         1,845,873
Select Growth Fund                                                    N/A                  N/A           340,758
Growth & Income Fund                                                  N/A                  N/A            62,797
Capital Appreciation Fund                                       2,851,542            3,251,731         3,933,855
Mid-Cap Fund/(1)/                                               3,890,869            3,584,533         3,054,054
Emerging Companies Fund/(1)/                                    2,694,393            2,590,845         2,794,415
Small-Cap Fund/(1)/                                                28,103              520,548           517,002
Enhanced Equity Fund/(1)/                                         145,635              214,805           185,113
PIMCO Emerging Markets Fund/(1)/                                      N/A                  N/A           133,867
International Developed Fund/(1)/                                     N/A                  N/A           509,210
Balanced Fund/(1)/                                                    N/A               46,920           212,316
Renaissance Fund                                                      N/A                  N/A         2,033,332
Growth Fund                                                           N/A                  N/A         4,727,674
Target Fund                                                           N/A                  N/A         2,563,818
Opportunity Fund                                                      N/A                  N/A         1,682,634
Innovation Fund                                                       N/A                  N/A         1,325,219
Healthcare Innovation Fund/(1)/                                       N/A                  N/A               N/A
International Fund/(1)/                                           378,749              590,489           540,637
Select International Fund/(1)/                                    118,873                  N/A            27,298
Select World Fund/(1)/                                              2,169                  N/A               N/A
Europe Growth Fund/(1)/                                             2,851                  N/A               N/A
New Asia Fund/(1)/                                                  3,718                  N/A               N/A
Emerging Markets Fund/(1)/                                          2,989                  N/A               N/A
Precious Metal Fund/(1)/                                              N/A               42,241            73,469
Value 25 Fund/(1)/                                                    N/A                6,891             6,021
Tax-Efficient Equity Fund                                         181,718              176,618            44,322
Structured Emerging Markets Fund /(1)/                            104,648              163,518           121,584
Tax-Efficient Structured Emerging Markets Fund                    272,539              310,643           165,144
Tax Exempt Fund/(1)/                                                  N/A                  N/A               N/A
Mega-Cap Fund                                                      12,235               10,460               N/A
Global Innovation Fund                                                N/A                  N/A               N/A
Basic Value Fund                                                    3,605                  422               N/A
Equity Income Fund                                                155,584                8,789               N/A
                                                              -----------          -----------       -----------
TOTAL                                                         $12,447,245          $14,268,069       $28,406,745

-----------------
/(1)/ Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

Basis for Approval of the Advisory Agreement and Portfolio Management Agreements
--------------------------------------------------------------------------------

     In determining to approve the Advisory Agreement and the Portfolio Management Agreements, the Trustees met with the relevant investment advisory personnel from the adviser and sub-advisers and considered information relating to the education, experience and number of investment professionals and other personnel providing services under the applicable agreement. See "Management of the Funds" in the Prospectus and "Management of the Trust - Investment Adviser" and "Management of the Trust - Portfolio Management Agreements" in this Statement of Additional Information. The Trustees also took into account the time and attention devoted by senior management to the Funds and the other funds in the PIMCO Funds Complex. The Trustees evaluated the level of skill required to manage the Funds and concluded that the human resources devoted by the adviser and sub-advisers to the Funds were appropriate to fulfill effectively the duties of the adviser and sub-advisers under the applicable agreement. The Trustees also considered the business reputation of the adviser and sub-advisers, their financial resources and its professional liability insurance coverage and concluded that the they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

     The Trustees received information concerning the investment philosophy and investment process applied by each Sub-Adviser in managing the Funds. In this connection, the Trustees considered each Sub-Adviser's in-house research capabilities as well as other resources available to each Sub-Adviser's personnel, including research services available to the Sub-Adviser as a result of securities transactions effected for the Funds and other investment advisory clients. The Trustees concluded that each Sub-Adviser's investment process, research capabilities and philosophy were well suited to the relevant Funds, given each Fund's investment objectives and policies.

     The Trustees considered the scope of the services provided by the adviser and sub-advisers to the Funds under the Advisory Agreement and Portfolio Management Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the adviser's and sub-advisers' standard of care was comparable to that found in most mutual fund investment advisory agreements. See "Advisory Agreement" above. The Trustees concluded that the scope of the adviser's and sub-advisers' services to the Funds was consistent with the Funds' operational requirements, including, in addition to its investment objective, compliance with each Fund's investment restrictions, tax and reporting requirements and related shareholder services.

     The Trustees considered the quality of the services provided by the adviser and sub-advisers to the Funds. The Trustees also evaluated the procedures of the adviser and sub-advisers designed to fulfill the their fiduciary duty to the Funds with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees) (see "Management of the Trust - Codes of Ethics" above), the procedures by which each Sub-Adviser allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of each Sub-Adviser in these matters. The

Trustees also received information concerning standards of the adviser and sub-adviser with respect to the execution of portfolio transactions. See "Portfolio Transactions and Brokerage" below.

     In approving the agreements, the Trustees also considered so-called "fallout benefits" to the Adviser and each Sub-Adviser such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Funds and the fact that the Adviser and each Sub-Adviser will receive services from brokers who execute portfolio transactions for the Trust. See "Portfolio Transactions and Brokerage."

Fund Administrator

     In addition to its services as Adviser, PFA serves as administrator (and is referred to in this capacity as the "Administrator") to the Funds pursuant to an administration agreement (the "Administration Agreement") with the Trust. The Administrator provides or procures administrative services to the Funds, which include clerical help and accounting, bookkeeping, internal audit services and certain other services they require, and preparation of reports to the Trust's shareholders and regulatory filings. PFA has retained Pacific Investment Management as sub-administrator to provide such services pursuant to a sub-administration agreement (the "Sub-Administration Agreement"). PFA may also retain other affiliates to provide such services. In addition, the Administrator arranges at its own expense for the provision of legal, audit, custody, transfer agency and other services necessary for the ordinary operation of the Funds and is responsible for the costs of registration of the Trust's shares and the printing of prospectuses and shareholder reports for current shareholders. Under the Administration Agreement, the Administrator has agreed to provide or procure these services, and to bear these expenses, at the following annual rates for each Fund (each expressed as a percentage of the Fund's average daily net assets attributable to the indicated class or classes of shares on an annual basis):

Administrative Fee Rate
-----------------------

                                 Institutional
                                 and                 Class A, Class B,                            Class D
                                 Administrative      and Class C                                  Shares**
Fund                             Classes*            Shares*                                      ------
----                             -------             ------
Tax-Efficient Equity Fund        25%                 .40% of first $2.5 billion                    65%
                                                     .35% of amounts in excess of $2.5 billion

Value Fund                       25%                 .40% of first $2.5 billion                    65%
                                                     .35% of amounts in excess of $2.5 billion

Small-Cap Value Fund             25%                 .40% of first $2.5 billion                    65%
                                                     .35% of amounts in excess of $2.5 billion

Select Growth Fund               25%                 .40% of the first $2.5 billion                65%
                                                     .35% of amounts in excess of $2.5 billion

Growth & Income Fund             25%                 .50% of the first $2.5 billion                75%
                                                     .45% of amounts in excess of $2.5 billion

Mega-Cap Fund                    25%                                    N/A                        N/A

Capital Appreciation Fund        25%                 .40% of first $2.5 billion                    65%
                                                     .35% of amounts in excess of $2.5 billion

Mid-Cap Fund                     25%                 .40% of first $2.5 billion                    65%
                                                     .35% of amounts in excess of $2.5 billion

Emerging Companies Fund          25%                                    N/A                        N/A

Renaissance Fund                 25%                 .40% of first $2.5 billion                    65%
                                                     .35% of amounts in excess of $2.5 billion

Growth Fund                      25%                 .40% of first $2.5 billion                    65%
                                                     .35% of amounts in excess of $2.5 billion


                                 Institutional
                                 and                 Class A, Class B,                            Class D
                                 Administrative      and Class C                                  Shares**
Fund                             Classes*            Shares*                                      ------
----                             -------             ------
Target Fund                      25%                 .40% of first $2.5 billion                    65%
                                                     .35% of amounts in excess of $2.5 billion

Opportunity Fund                 25%                 .40% of first $2.5 billion                    65%
                                                     .35% of amounts in excess of $2.5 billion

Innovation Fund                  25%                 .40% of first $2.5 billion                    65%
                                                     .35% of amounts in excess of $2.5 billion

Global Innovation Fund           40%                 .60% of first $2.5 billion                    85%
                                                     .55% of amounts in excess of $2.5 billion

Tax-Efficient Structured         50%                                    N/A                        N/A
Emerging Markets Fund


Equity Income                    25%                 .50% of first $2.5 billion                    75%
                                                     .45% of amounts in excess of $2.5 billion

Basic Value                      25%                 .50% of first $2.5 billion                    75%
                                                     .45% of amounts in excess of $2.5 billion

Asset Allocation Fund           .10%***              .40% of first $2.5 billion                    N/A
                                                     .35% of amounts in excess of $2.5 billion

RCM International Growth        .50%                                                               .70%
Equity Fund                                          .70% of the first $2.5 billion
                                                     .65% of amounts in excess of $2.5 billion
                                .50%                                                               .70%
RCM Emerging Markets Fund                            .70% of the first $2.5 billion
                                                     .65% of amounts in excess of $2.5 billion
                                .50%                                                               .70%
RCM Europe Fund                                      .70% of the first $2.5 billion
                                                     .65% of amounts in excess of $2.5 billion
RCM Global Small-Cap Fund       .40%                                                               .60%
                                                     .60% of first $2.5 billion
                                                     .55% of amounts in excess of $2.5 billion
RCM Global Technology Fund      .40%                                                               .55%
                                                     .55% of first $2.5 billion
                                                     .50% of amounts in excess of $2.5 billion
RCM Global Healthcare           N/A                                                                .55%
Fund                                                 .55% of first $2.5 billion
                                                     .50% of amounts in excess of $2.5 billion
RCM Large-Cap Growth Fund       .30%                 .50% of first $2.5 billion                    .50%

                                                     .45% of amounts in excess of $2.5 billion
RCM Tax-Managed Growth Fund     .30%                 .50% of first $2.5 billion                    .50%
                                                     .45% of amounts in excess of $2.5 billion
RCM Mid-Cap Fund                .30%                 .50% of first $2.5 billion                    .50%
                                                     .45% of amounts in excess of $2.5 billion
RCM Small-Cap Fund              .30%                                    N/A                        N/A
RCM Biotechnology Fund          N/A                  .45% of first $2.5 billion                    .45%
                                                     .40% of amounts in excess of $2.5 billion
RCM Global Equity Fund          .40%                  60% of first $2.5 billion                    .60%
                                                     .55% of amounts in excess of $2.5 billion
NACM Flex-Cap Value Fund****    .30%                 .50% of first $2.5 billion                    .75%
                                                     .45% of amounts in excess of $2.5 billion
NACM Core Equity Fund****       .30%                 .50% of first $2.5 billion                    .75%
                                                     .45% of amounts in excess of $2.5 billion


                                 Institutional
                                 and                 Class A, Class B,                            Class D
                                 Administrative      and Class C                                  Shares**
Fund                             Classes*            Shares*                                      ------
----                             -------             ------
NACM Global Fund****            .40%                 .60% of first $2.5 billion                    .85%
                                                     .55% of amounts in excess of $2.5 billion
NACM Growth Fund****            .30%                 .50% of first $2.5 billion                    .75%
                                                     .45% of amounts in excess of $2.5 billion
NACM International Fund****     .50%                 .70% of first $2.5 billion                    .95%
                                                     .65% of amounts in excess of $2.5 billion
NACM Pacific Rim Fund           N/A                  .70% of first $2.5 billion                    .95%
                                                     .65% of amounts in excess of $2.5 billion
NACM Value Fund****             .30%                 .50% of first $2.5 billion                    .75%
                                                     .45% of amounts in excess of $2.5 billion

------------

* The Administrator receives administrative fees based on a Fund's average daily net assets attributable in the aggregate to its Institutional and Administrative Class shares on the one hand, and to its Class A, Class B and Class C shares on the other.

** As described below, the Administration Agreement includes a plan adopted in conformity with Rule 12b-1 which provides for the payment of up to .25% of the Class D Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

*** The Administrative Fee for Institutional and Administrative Class shares of the Asset Allocation Fund reflects a fee waiver currently in effect. In the absence of this waiver, the Administrative Fee rate for Institutional and Administrative Class shares of the Fund would be 0.15% per annum.

****PFA has agreed to waive, reduce or reimburse its Administrative Fee for each class of each of these Funds to the extent the relevant Fund's Annual Operating Expenses exceed, due to the payment of organizational and other expenses, the amount set forth in the relevant Prospectus during the Fund's initial fiscal year.

     Except for the expenses paid by the Administrator, the Trust bears all costs of its operations. The Trust is responsible for the following expenses:
(i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders, or employees of PFA, Pacific Investment Management, or their subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction and investment-related expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PFA, PIMCO Advisors, any Sub-Adviser, or the Trust, and any counsel retained exclusively for their benefit ("disinterested Trustees' expenses"); (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses which are capitalized in accordance with generally accepted accounting principals; and (viii) any expenses allocated or allocable to a specific class of shares ("Class-specific expenses").

     Class-specific expenses include distribution and/or service fees payable with respect to the Class A, Class B, Class C, Class D or Administrative Class shares and administrative fees as described above, and may include certain other expenses as permitted by the Trust's Amended and Restated Multi-Class Plan (the "Multi-Class Plan") adopted pursuant to Rule 18f-3 under the 1940 Act, which is subject to review and approval by the Trustees. It is not presently anticipated that any expenses other than distribution and/or service fees and administrative fees will be allocated on a class-specific basis.

     The Administration Agreement may be terminated by the Trust at any time by vote of (1) a majority of the Trustees, (2) a majority of the outstanding voting securities of the Trust, or (3) with respect to the Renaissance, Growth, Target, Opportunity, Innovation and International Funds, by a majority of the Trustees who are not interested persons of the Trust or PFA, on 60 days' written notice to PFA.

     Under the Administration Agreement, the Administrator or an affiliate may pay financial service firms a portion of the Class D administration fees in return for the firms' services (normally not to exceed an annual rate of .35% of a Fund's average daily net assets attributable to Class D shares purchased through such firms). The Administration Agreement includes a plan specific to Class D shares which has been adopted in conformity with the requirements set forth under Rule 12b-1 of the 1940 Act to allow for payment of up to .25% per annum of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. See "Distribution of Trust Shares--Plan for Class D Shares."

     After an initial two-year term, the Sub-Administration Agreement will continue from year to year upon the approval of the parties thereto. The Sub-Administration Agreement may be terminated at any time by PFA or Pacific Investment Management upon 60 days' written notice to the other party and, with respect to the services rendered to the Trust, at any time by vote of a majority of the disinterested Trustees of the Trust. The Sub-Administration Agreement will also terminate upon termination of the Administration Agreement.

     For the fiscal years ended June 30, 2001, June 30, 2000 and June 30, 1999, the aggregate amount of the administration fees paid by the Funds was as follows (the PIMCO NACM Funds which have only recently commenced operations and the PIMCO RCM Funds which were reorganized into the Trust on February 1, 2002 are not included):

                                                    Year           Year           Year
                                                    Ended         Ended          Ended
Fund                                               6/30/01       6/30/00        6/30/99
----                                               -------       -------        -------
Former Equity Income Fund/(1)/                    $      N/A   $   463,388   $   579,501
Value Fund                                           764,790       678,205       778,004
Small-Cap Value Fund                               1,196,025     1,232,827     1,373,378
Select Growth Fund                                   183,873        11,113       181,254
Growth & Income Fund                                  51,398        12,856        29,621
Capital Appreciation Fund                          2,418,667     2,654,312     3,129,528
Mid-Cap Fund/(1)/                                  3,291,403     3,040,667     2,641,971
Emerging Companies Fund/(1)/                         581,517       559,152       607,005
Small-Cap Fund/(1)/                                      N/A       144,597       143,612
Enhanced Equity Fund/(1)/                                N/A       153,432       132,223
PIMCO Emerging Markets Fund/(1)/                         N/A           N/A           N/A
International Developed Fund/(1)/                        N/A           N/A           N/A
Balanced Fund/(1)/                                       N/A        50,287       220,148
Renaissance Fund                                   3,197,583     2,184,805     2,513,413
Growth Fund                                        9,703,273    10,491,542     8,581,473
Target Fund                                        8,306,572     6,594,163     4,244,469
Opportunity Fund                                   1,976,964     2,117,069     1,950,916
Innovation Fund                                   15,982,199    12,859,854     2,740,592
Healthcare Innovation/(1)/                             4,176           N/A           N/A
International Fund/(1)/                                  N/A       926,817       877,968
Select International Fund/(1)/                       126,358        58,068        34,123
Select World Fund/(1)/                                   N/A           N/A           N/A
Europe Growth Fund/(1)/                                  N/A           N/A           N/A
New Asia Fund/(1)/                                       N/A           N/A           N/A
Emerging Markets Fund/(1)/                               N/A           N/A           N/A
Precious Metals Fund/(1)/                                N/A        12,554        94,460
Tax Exempt Fund/(1)/                                     N/A           N/A           N/A
Value 25 Fund/(1)/                                       N/A          1622         5,790
Tax-Efficient Equity Fund                            179,873       174,436        49,326
Structured Emerging Markets Fund/(1)/                147,990       233,597       173,691
Tax-Efficient Structured Emerging Markets Fund       385,132       443,776       235,919
Mega-Cap Fund                                          8,710         7,472           N/A
Global Innovation Fund                             1,509,003        99,521           N/A
Basic Value Fund                                       2,571           301           N/A
Equity Income Fund                                   113,726         6,278           N/A
Asset Allocation Fund                                 77,252        65,448        20,123
30/70 Portfolio/(1)/                                  23,305        29,149        10,422
90/10 Portfolio/(1)/                                  84,634        60,246        14,344
                                                 -----------   -----------   -----------
TOTAL                                            $50,316,994   $45,367,554   $31,363,276

--------------
/(1)/ Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

                          DISTRIBUTION OF TRUST SHARES

Distributor and Multi-Class Plan

     PIMCO Funds Distributors LLC (the "Distributor") serves as the principal underwriter of each class of the Trust's shares pursuant to a distribution contract (the "Distribution Contract") with the Trust. The Distributor is an indirect subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission. The Distribution Contract is terminable with respect to a Fund or class of shares without penalty, at any time, by the Fund or class by not more than 60 days' nor less than 30 days' written notice to the Distributor, or by the Distributor upon not more than 60 days' nor less than 30 days' written notice to the Trust. The Distributor is not obligated to sell any specific amount of Trust shares and does not receive any compensation other than what is described below for executing securities transactions.

     The Distribution Contract will continue in effect with respect to each Fund, and each class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of Trustees or by the majority of the outstanding shares of the Fund or class, and (ii) by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect interest financial interest in the Distribution Contract or the Distribution and/or Servicing Plans described below, by vote cast in person at a meeting called for the purpose. If the Distribution Contract is terminated (or not renewed) with respect to one or more Funds or classes, it may continue in effect with respect to any Fund or class as to which it has not been terminated (or has been renewed).

     The Trust currently offers up to six classes of shares of each of the
Funds: Class A, Class B, Class C, Class D, Institutional Class and Administrative Class shares.

     Class A, Class B and Class C shares of the Trust are offered through firms ("participating brokers") which are members of the National Association of Securities Dealers, Inc. ("NASD"), and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers for the Distributor ("introducing brokers").

     Class D shares are generally offered to clients of financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of PIMCO Funds: Multi-Manager Series in particular investment products, programs or accounts for which a fee may be charged.

     Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations, and high net worth individuals (Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to the customers' investments in the Funds). Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers, and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.

     Under the Trust's Multi-Class Plan, shares of each class of each Fund represent an equal pro rata interest in the Fund and, generally, have identical voting, dividend, liquidation, and other rights preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that:
(a) each class has a different designation; (b) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements; and (c) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

     Each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. In addition, each class may, at the Trustees' discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund. Each class may have a differing sales charge structure, and differing exchange and conversion features.

Contingent Deferred Sales Charge and Initial Sales Charge

     As described in the Class A, B and C Prospectus under the caption "Investment Options (Class A, B and C Shares)," a contingent deferred sales charge is imposed upon certain redemptions of Class A, Class B and Class C shares. No contingent deferred sales charge is currently imposed upon redemptions of Class D, Institutional Class or Administrative Class shares. Because contingent deferred sales charges are calculated on a series-by-series basis, shareholders should consider whether to exchange shares of one Fund for shares of another Fund prior to redeeming an investment if such an exchange would reduce the contingent deferred sales charge applicable to such redemption.

     During the fiscal year ended June 30, 2001, the Distributor received an aggregate of $172,936, $5,106,530 and $1,071,004 in contingent deferred sales charges on Class A shares, Class B shares and Class C shares of the Funds, respectively. During the fiscal year ended June 30, 2000, the Distributor received an aggregate of $171,399, $2,328,986 and $612,618 in contingent deferred sales charges on Class A shares, Class B shares and Class C shares of the Funds, respectively.

     During the fiscal year ended June 30, 2002, the Distributor received the following in contingent deferred sales charges on Class A shares, Class B shares and Class C shares of the Funds (the PIMCO NACM Funds which have only recently commenced operations and the PIMCO RCM Funds which were reorganized into the Trust on February 1, 2002 are not included):

      --------------------------------------------------------------------------
      Fund                             Class A        Class B          Class C
      --------------------------------------------------------------------------
      Former Equity Income Fund/(1)/
      --------------------------------------------------------------------------
      Value Fund
      --------------------------------------------------------------------------
      Small-Cap Value Fund
      --------------------------------------------------------------------------
      Select Growth Fund
      --------------------------------------------------------------------------
      Growth & Income Fund
      --------------------------------------------------------------------------
      Capital Appreciation Fund
      --------------------------------------------------------------------------
      Mid-Cap Fund/(1)/
      --------------------------------------------------------------------------
      Emerging Companies Fund/(1)/
      --------------------------------------------------------------------------
      Small-Cap Fund/(1)/
      --------------------------------------------------------------------------
      Enhanced Equity Fund/(1)/
      --------------------------------------------------------------------------
      PIMCO Emerging Markets Fund/(1)/
      --------------------------------------------------------------------------
      International Developed Fund/(1)/
      --------------------------------------------------------------------------
      Balanced Fund/(1)/
      --------------------------------------------------------------------------
      Renaissance Fund
      --------------------------------------------------------------------------
      Growth Fund
      --------------------------------------------------------------------------

      Target Fund
      --------------------------------------------------------------------------
      Opportunity Fund
      --------------------------------------------------------------------------
      Innovation Fund
      --------------------------------------------------------------------------
      Healthcare Innovation Fund/(1)/
      --------------------------------------------------------------------------
      International Fund/(1)/
      --------------------------------------------------------------------------
      Select International Fund/(1)/
      --------------------------------------------------------------------------
      Select World Fund/(1)/
      --------------------------------------------------------------------------
      Europe Growth Fund/(1)/
      --------------------------------------------------------------------------
      New Asia Fund/(1)/
      --------------------------------------------------------------------------
      Emerging Markets Fund/(1)/
      --------------------------------------------------------------------------
      Precious Metals Fund/(1)/
      --------------------------------------------------------------------------
      Tax Exempt Fund/(1)/
      --------------------------------------------------------------------------
      Value 25 Fund/(1)/
      --------------------------------------------------------------------------
      Tax-Efficient Equity Fund
      --------------------------------------------------------------------------
      Structured Emerging
      Markets Fund/(1)/
      --------------------------------------------------------------------------
      Tax-Efficient Structured
      Emerging Markets Fund
      --------------------------------------------------------------------------
      Mega-Cap Fund
      --------------------------------------------------------------------------
      Global Innovation Fund
      --------------------------------------------------------------------------
      Basic Value Fund
      --------------------------------------------------------------------------
      Equity Income Fund
      --------------------------------------------------------------------------
      Asset Allocation Fund
      --------------------------------------------------------------------------
      30/70 Portfolio/(1)/
      --------------------------------------------------------------------------
      90/10 Portfolio/(1)/
      --------------------------------------------------------------------------
      (1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

      As described in the Class A, B and C Prospectus under the caption "Investment Options (Class A, B and C Shares)," Class A shares of the Trust are sold pursuant to an initial sales charge, which declines as the amount of the purchase reaches certain defined levels. For the fiscal years ended June 30, 2001 and June 30, 2000, the Distributor received an aggregate of $17,921,345 and $16,118,114, respectively, and retained an aggregate of $2,361,709 and $2,703,541, respectively, in initial sales charges paid by Class A shareholders of the Trust.

      For the fiscal year ended June 30, 2002, the Distributor received and retained the following amounts in initial sales charges paid by Class A shareholders of the Funds (the PIMCO NACM Funds which have only recently commenced operations and the PIMCO RCM Funds which were reorganized into the Trust on February 1, 2002 are not included):

      --------------------------------------------------------------------------
      Fund                                 Amount Received       Amount Retained
      --------------------------------------------------------------------------
      Former Equity Income Fund/(1)/
      --------------------------------------------------------------------------
      Value Fund
      --------------------------------------------------------------------------
      Small-Cap Value Fund
      --------------------------------------------------------------------------
      Select Growth Fund
      --------------------------------------------------------------------------
      Growth & Income Fund
      --------------------------------------------------------------------------
      Capital Appreciation Fund
      --------------------------------------------------------------------------
      Mid-Cap Fund/(1)/
      --------------------------------------------------------------------------
      Emerging Companies Fund/(1)/
      --------------------------------------------------------------------------
      Small-Cap Fund/(1)/
      --------------------------------------------------------------------------
      Enhanced Equity Fund/(1)/
      --------------------------------------------------------------------------
      PIMCO Emerging Markets Fund/(1)/
      --------------------------------------------------------------------------
      International Developed Fund/(1)/
      --------------------------------------------------------------------------
      Balanced Fund/(1)/
      --------------------------------------------------------------------------
      Renaissance Fund
      --------------------------------------------------------------------------
      Growth Fund
      --------------------------------------------------------------------------
      Target Fund
      --------------------------------------------------------------------------
      Opportunity Fund
      --------------------------------------------------------------------------
      Innovation Fund
      --------------------------------------------------------------------------
      Healthcare Innovation Fund/(1)/
      --------------------------------------------------------------------------
      International Fund/(1)/
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
      Select International Fund/(1)/
      --------------------------------------------------------------------------
      Select World Fund/(1)/
      --------------------------------------------------------------------------
      Europe Growth Fund/(1)/
      --------------------------------------------------------------------------
      New Asia Fund/(1)/
      --------------------------------------------------------------------------
      Emerging Markets Fund/(1)/
      --------------------------------------------------------------------------
      Precious Metals Fund/(1)/
      --------------------------------------------------------------------------
      Tax Exempt Fund/(1)/
      --------------------------------------------------------------------------
      Value 25 Fund/(1)/
      --------------------------------------------------------------------------
      Tax-Efficient Equity Fund
      --------------------------------------------------------------------------
      Structured Emerging Markets Fund/(1)/
      --------------------------------------------------------------------------
      Tax-Efficient Structured Emerging
      Markets Fund
      --------------------------------------------------------------------------
      Mega-Cap Fund
      --------------------------------------------------------------------------
      Global Innovation Fund
      --------------------------------------------------------------------------
      Basic Value Fund
      --------------------------------------------------------------------------
      Equity Income Fund
      --------------------------------------------------------------------------
      Asset Allocation Fund
      --------------------------------------------------------------------------
      30/70 Portfolio/(1)/
      --------------------------------------------------------------------------
      90/10 Portfolio/(1)/
      --------------------------------------------------------------------------
      (1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

Distribution and Servicing Plans for Class A, Class B and Class C Shares

     As stated in the Class A, B and C Prospectus under the caption "Investment Options -- Class A, B and C Shares--Distribution and Servicing (12b-1) Plans," Class A, Class B and Class C shares of the Trust are continuously offered through participating brokers which are members of the NASD and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers.

     Pursuant to separate Distribution and Servicing Plans for Class A, Class B and Class C shares (the "Retail Plans"), the Distributor receives (i) in connection with the distribution of Class B and Class C shares of the Trust, certain distribution fees from the Trust, and (ii) in connection with personal services rendered to Class A, Class B and Class C shareholders of the Trust and the maintenance of shareholder accounts, certain servicing fees from the Trust. Subject to the percentage limitations on these distribution and servicing fees set forth below, the distribution and servicing fees may be paid with respect to services rendered and expenses borne in the past with respect to Class A, Class B and Class C shares as to which no distribution and servicing fees were paid on account of such limitations.

     The Distributor makes distribution and servicing payments to participating brokers and servicing payments to certain banks and other financial intermediaries in connection with the sale of Class B and Class C shares and servicing payments to participating brokers, certain banks and other financial intermediaries in connection with the sale of Class A shares. In the case of Class A shares, these parties are also compensated based on the amount of the front-end sales charge reallowed by the Distributor, except in cases where Class A shares are sold without a front-end sales charge (although the Distributor may pay brokers additional compensation in connection with sales of Class A shares without a sales charge). In the case of Class B shares, participating brokers and other financial intermediaries are compensated by an advance of a sales commission by the Distributor. In the case of Class C shares, part or all of the first year's distribution and servicing fee is generally paid at the time of sale. Pursuant to the Distribution Agreement, with respect to each Fund's Class A, Class B and Class C shares, the Distributor bears various other promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than current shareholders.

Class A Servicing Fees

     As compensation for services rendered and expenses borne by the Distributor in connection with personal services rendered to Class A shareholders of the Trust and the maintenance of Class A shareholder accounts, the Trust pays the Distributor servicing fees up to the annual rate of .25% (calculated as a percentage of each Fund's average daily net assets attributable to Class A shares).

Class B and Class C Distribution and Servicing Fees

     As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class B and Class C shares of the Trust, and in connection with personal services rendered to Class B and Class C shareholders of the Trust and the maintenance of Class B and Class C shareholder accounts, the Trust pays the Distributor servicing and distribution fees up to the annual rates set forth below (calculated as a percentage of each Fund's average daily net assets attributable to Class B and Class C shares, respectively):

                                   Servicing Fee     Distribution Fee
                                   -------------     ----------------
       All Funds                        .25%              .75%

     The Retail Plans were adopted pursuant to Rule 12b-1 under the 1940 Act and are of the type known as "compensation" plans. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor and its predecessors in their periodic review of the Retail Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses.

     The distribution fee applicable to Class B and Class C shares may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class B or Class C shares, respectively, including compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Class B or Class C shares, printing of prospectuses and reports for other than existing Class B or Class C shareholders, advertising, and preparation, printing and distributions of sales literature. The servicing fee, which is applicable to Class A, Class B and Class C shares of the Trust, may be spent by the Distributor on personal services rendered to shareholders of the Trust and the maintenance of shareholder accounts, including compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of participating or introducing brokers, certain banks and other financial intermediaries who aid in the processing of purchase or redemption requests or the processing of dividend payments, who provide information periodically to shareholders showing their positions in a Fund's shares, who forward communications from the Trust to shareholders, who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of the shareholders' needs, who respond to inquiries from shareholders relating to such services, or who train personnel in the provision of such services. Distribution and servicing fees may also be spent on interest relating to unreimbursed distribution or servicing expenses from prior years.

     Many of the Distributor's sales and servicing efforts involve the Trust as a whole, so that fees paid by Class A, Class B or Class C shares of any Fund may indirectly support sales and servicing efforts relating to the other Funds' shares of the same class. In reporting its expenses to the Trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund's shares, and allocates other expenses among the Funds based on their relative net assets. Expenses allocated to each Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class. The Distributor may make payments to brokers (and with respect to servicing fees only, to certain banks and other financial intermediaries) of up to the following percentages annually of the average daily net assets attributable to shares in the accounts of their customers or clients:

All Funds/(1)/

                                          Servicing Fee         Distribution Fee
                                          -------------         ----------------
Class A                                       .25%                    N/A

Class B/(2)/                                  .25%                    None

Class C (purchased before July 1, 1991)       .25%                    None

Class C/(3)/ (purchased on or after July
1, 1991)                                      .25%                    .65%

1. Applies, in part, to Class A, Class B and Class C shares of the Trust issued to former shareholders of PIMCO Advisors Funds in connection with the reorganizations/mergers of series of PIMCO Advisors Funds as/with Funds of the Trust in transactions which took place on January 17, 1997
2.  Payable only with respect to shares outstanding for one year or more.
3. Payable only with respect to shares outstanding for one year or more except in the case of shares for which no payment is made to the party at the time of sale.

     The Distributor may from time to time pay additional cash bonuses or other incentives to selected participating brokers in connection with the sale or servicing of Class A, Class B and Class C shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or all of the Funds together or a particular class of shares, during a specific period of time. The Distributor currently expects that such additional bonuses or incentives will not exceed .50% of the amount of any sale. In its capacity as administrator for the Funds, PFA may pay participating brokers and other intermediaries for sub-transfer agency and other services.

     If in any year the Distributor's expenses incurred in connection with the distribution of Class B and Class C shares and, for Class A, Class B and Class C shares, in connection with the servicing of shareholders and the maintenance of shareholder accounts, exceed the distribution and/or servicing fees paid by the Trust, the Distributor would recover such excess only if the Retail Plan with respect to such class of shares continues to be in effect in some later year when such distribution and/or servicing fees exceed the Distributor's expenses. The Trust is not obligated to repay any unreimbursed expenses that may exist at such time, if any, as the relevant Retail Plan terminates.

     Each Retail Plan may be terminated with respect to any Fund to which the Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Contract ("disinterested Retail Plan Trustees"), or by vote of a majority of the outstanding voting securities of the relevant class of that Fund. Any change in any Retail Plan that would materially increase the cost to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Retail Plan may be amended by vote of the Trustees, including a majority of the disinterested Retail Plan Trustees, cast in person at a meeting called for the purpose. As long as the Retail Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested Trustees.

     The Retail Plans will continue in effect with respect to each Fund, and each class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the disinterested Retail Plan Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for the purpose of voting on such approval.

     If a Retail Plan is terminated (or not renewed) with respect to one or more Funds or classes thereof, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

     The Trustees believe that the Retail Plans will provide benefits to the Trust. In this regard, the Trustees believe that the Retail Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the Retail Plans or under alternative distribution schemes. Although the expenses of the Funds are essentially fixed, the Trustees believe that the effect of the Retail Plans on sales and/or redemptions may benefit the Trust by reducing expense ratios and/or by affording greater flexibility to the Sub-Advisers. From time to time, expenses of the Distributor incurred in connection with the sale of Class B and Class C shares of the Trust, and in connection with the servicing of Class B and Class C shareholders and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds to continue payments of distribution and servicing fees in the future with respect to Class B and Class C shares.

Payments Pursuant to Class A Plans

     For the fiscal years ended June 30, 2001, June 30, 2000 and June 30, 1999, the Trust paid the Distributor an aggregate of $6,253,609, $4,791,777 and $2,635,864 respectively, pursuant to the Class A Retail Plan. Such payments were allocated among the operational Funds as follows (these amounts do not include the PIMCO NACM Funds, which have only recently commenced operations or the PIMCO RCM Funds, which were reorganized into the Trust on February 1, 2002):

                                                   Year Ended       Year Ended       Year Ended
Fund                                                 6/30/01         06/30/00         06/30/99
----                                                 -------         --------         --------
Former Equity Income Fund/(1)/                     $      N/A       $   35,417       $   37,477
Value Fund                                             72,874           48,672           51,171
Small-Cap Value Fund                                  302,569          281,899          226,167
Select Growth Fund                                     45,995            2,930              N/A
Growth & Income Fund                                    4,433              N/A              N/A
Capital Appreciation Fund                             260,682          211,691          224,084
Mid-Cap Fund/(1)/                                     357,864          344,881          251,954
Emerging Companies Fund/(1)/                                0              N/A              N/A
Small-Cap Fund/(1)/                                       N/A              N/A              N/A
Enhanced Equity Fund/(1)/                                 N/A              N/A              N/A
PIMCO Emerging Markets Fund/(1)/                          N/A              N/A              N/A
International Developed Fund/(1)/                         N/A              N/A              N/A
Balanced Fund/(1)/                                        N/A            5,099           23,696
Renaissance Fund                                      529,766          188,955          214,100
Growth Fund                                           561,439          584,296          464,918
Target Fund                                           786,140          575,532          347,814
Opportunity Fund                                      278,358          336,308          338,303
Innovation Fund                                     2,834,535        2,086,704          406,854
Healthcare Innovation Fund/(1)/                           407              N/A              N/A
International Fund/(1)/                                   N/A           37,673           29,153
Select International Fund/(1)/                          3,036              N/A              N/A
Select World Fund/(1)/                                    N/A              N/A              N/A
Europe Growth Fund/(1)/                                   N/A              N/A              N/A
New Asia Fund/(1)/                                        N/A              N/A              N/A
Emerging Markets Fund/(1)/                                N/A              N/A              N/A
Precious Metals Fund/(1)/                                 N/A            6,974            8,880
Tax Exempt Fund/(1)/                                      N/A              N/A              N/A
Value 25 Fund/(1)/                                        N/A            1,014            1,189
Tax-Efficient Equity Fund                              19,948           20,413            7,937
Structured Emerging Markets Fund/(1)/                       0              N/A              N/A
Tax-Efficient Structured Emerging Markets Fund              0              N/A              N/A
Mega-Cap Fund                                               0              N/A              N/A
Global Innovation Fund                                 184,645          13,809              N/A
Basic Value Fund                                            0              N/A              N/A
Equity Income Fund                                          0              N/A              N/A
Asset Allocation Fund                                   6,360            6,127            1,312
30/70 Portfolio/(1)/                                      976            1,092              348
90/10 Portfolio/(1)/                                    3,582            2,291              504

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

     During the fiscal year ended June 30, 2001, the amounts collected pursuant to the Class A Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $4,752,741;

preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal, operations and financing charges and expenses), $1,500,868. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund, were as follows:

                                                                                Sales Material
                                                                                  and Other
                                                        Compensation               Expenses                Total
                                                        ------------               --------                -----
Former Equity Income Fund/(1)/                          $       N/A              $      N/A             $       N/A
Value Fund                                                   55,384                  17,490                  72,874
Small-Cap Value Fund                                        229,952                  72,617                 302,569
Select Growth Fund                                           34,956                  11,039                  45,995
Growth & Income Fund                                          3,369                   1,064                  4,433
Capital Appreciation Fund                                   198,118                  62,564                 260,682
Mid-Cap Fund/(1)/                                           271,977                  85,887                 357,864
Emerging Companies Fund/(1)/                                    N/A                     N/A                     N/A
Small-Cap Fund /(1)/                                            N/A                     N/A                     N/A
Enhanced Equity Fund/(1)/                                       N/A                     N/A                     N/A
PIMCO Emerging Markets Fund/(1)/                                N/A                     N/A                     N/A
International Developed Fund/(1)/                               N/A                     N/A                     N/A
Balanced Fund/(1)/                                              N/A                     N/A                     N/A
Renaissance Fund                                            402,622                 127,144                 529,766
Growth Fund                                                 426,694                 134,745                 561,439
Target Fund                                                 597,466                 188,674                 786,140
Opportunity Fund                                            211,552                  66,806                 278,358
Innovation Fund                                           2,154,247                 680,288               2,834,535
Healthcare Innovation Fund/(1)/                                 309                      98                     407
International Fund/(1)/                                         N/A                     N/A                     N/A
Select International Fund/(1)/                                2,307                     729                   3,036
Select World Fund/(1)/                                          N/A                     N/A                     N/A
Europe Growth Fund/(1)/                                         N/A                     N/A                     N/A
New Asia Fund/(1)/                                              N/A                     N/A                     N/A
Emerging Markets Fund/(1)/                                      N/A                     N/A                     N/A
Precious Metals Fund/(1)/                                       N/A                     N/A                     N/A
Tax Exempt Fund/(1)/                                            N/A                     N/A                     N/A
Value 25 Fund/(1)/                                              N/A                     N/A                     N/A
Tax-Efficient Equity Fund                                    15,160                   4,788                  19,948
Structured Emerging Markets Fund/(1)/                           N/A                     N/A                     N/A
Tax-Efficient Structured Emerging Markets Fund                  N/A                     N/A                     N/A
Mega-Cap Fund                                                   N/A                     N/A                     N/A
Global Innovation Fund                                      140,330                  44,315                 184,645
Basic Value                                                     N/A                     N/A                     N/A
Equity Income                                                   N/A                     N/A                     N/A
Asset Allocation Fund                                         4,834                   1,526                   6,360
30/70 Portfolio/(1)/                                            742                     234                     976
90/10 Portfolio/(1)/                                          2,722                     860                   3,582

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

Payments Pursuant to Class B Plans

     For the fiscal years ended June 30, 2001, June 30, 2000 and June 30, 1999, the Trust paid the Distributor an aggregate of $22,986,511, $17,229,175 and $7,649,186 respectively, pursuant to the Class B Retail Plan. Such payments were allocated among the operational Funds as follows (these amounts do not include the PIMCO NACM Funds, which have only recently commenced operations or the PIMCO RCM Funds, which were reorganized into the Trust on February 1,
2002):

                                                              Year Ended         Year Ended        Year Ended
Fund                                                            6/30/01            6/30/00           6/30/99
----                                                            -------            -------           -------
Former Equity Income Fund/(1)/                                $       N/A        $    170,658     $    174,783
Value Fund                                                        392,349             310,938          332,761
Small-Cap Value Fund                                              626,107             727,720          984,479
Select Growth Fund                                                 93,457               2,205              N/A
Growth & Income Fund                                               18,797                 N/A              N/A
Capital Appreciation Fund                                         708,094             580,680          483,520
Mid-Cap Fund/(1)/                                                 933,620             817,029          834,091
Emerging Companies Fund/(1)/                                            0                 N/A              N/A
Small-Cap Fund/(1)/                                                   N/A                 N/A              N/A
Enhanced Equity Fund/(1)/                                             N/A                 N/A              N/A
PIMCO Emerging Markets Fund/(1)/                                      N/A                 N/A              N/A
International Developed Fund/(1)/                                     N/A                 N/A              N/A
Balanced Fund/(1)/                                                    N/A              26,925          109,348
Renaissance Fund                                                1,514,896           1,057,065        1,133,814
Growth Fund                                                     2,036,742           1,683,442          996,276
Target Fund                                                     2,641,134           1,333,509          703,506
Opportunity Fund                                                  271,571             139,441              428
Innovation Fund                                                12,906,215          10,061,312        1,707,917
Healthcare Innovation Fund/(1)/                                       774                 N/A              N/A
International Fund/(1)/                                              N/A               96,371           84,644
Select International Fund/(1)/                                      9,771                 N/A              N/A
Select World Fund/(1)/                                                N/A                 N/A              N/A
Europe Growth Fund/(1)/                                               N/A                 N/A              N/A
New Asia Fund/(1)/                                                    N/A                 N/A              N/A
Emerging Markets Fund/(1)/                                            N/A                 N/A              N/A
Precious Metals Fund/(1)/                                             N/A               7,022           40,742
Tax Exempt Fund/(1)/                                                  N/A                 N/A              N/A
Value 25 Fund/(1)/                                                    N/A               5,929            3,700
Tax-Efficient Equity Fund                                         105,164              95,696           28,316
Structured Emerging Markets Fund/(1)/                                   0                 N/A              N/A
Tax-Efficient Structured Emerging Markets Fund                          0                 N/A              N/A
Mega-Cap                                                                0                 N/A              N/A
Global Innovation                                                 634,965              35,130              N/A
Basic Value Fund                                                        0                 N/A              N/A
Equity Income Fund                                                      0                 N/A              N/A
Asset Allocation Fund                                              48,364              38,706           15,370
30/70 Portfolio/(1)/                                               17,826              17,569            8,250
90/10 Portfolio/(1)/                                               26,665              21,828            7,240


(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

     During the fiscal year ended June 30, 2001, the amounts collected pursuant to the Class B Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $15,992,850; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders), and other expenses (including data processing, legal, operations and financing charges and expenses), $5,050,376. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund, were as follows:

                                                                                Sales Material
                                                                                  and Other
                                                   Compensation                    Expenses                 Total
                                                   ------------                    --------                 -----
Former Equity Income Fund/(1)/                      $      N/A                    $      N/A             $       N/A
Value Fund                                             298,185                        94,164                 392,349
Small-Cap Value Fund                                   475,841                       150,266                 626,107
Select Growth Fund                                      71,027                        22,430                  93,457
Growth & Income Fund                                    14,286                         4,511                  18,797
Capital Appreciation Fund                              538,151                       169,943                 708,094
Mid-Cap Fund/(1)/                                      709,551                       224,069                 933,620
Emerging Companies Fund/(1)/                               N/A                           N/A                     N/A
Small-Cap Fund/(1)/                                        N/A                           N/A                     N/A
Enhanced Equity Fund/(1)/                                  N/A                           N/A                     N/A
PIMCO Emerging Markets Fund/(1)/                           N/A                           N/A                     N/A
International Developed Fund/(1)/                          N/A                           N/A                     N/A
Balanced Fund/(1)/                                         N/A                           N/A                     N/A
Renaissance Fund                                     1,151,321                       363,575               1,514,896
Growth Fund                                             71,027                        22,430                  93,457
Target Fund                                          2,007,262                       633,872               2,641,134
Opportunity Fund                                       206,394                        65,177                 271,571
Innovation Fund                                      9,808,723                     3,097,492              12,906,215
Healthcare Innovation Fund/(1)/                            588                           186                     774
International Fund/(1)/                                    N/A                           N/A                     N/A
Select International Fund/(1)/                           7,426                         2,345                   9,771
Select World Fund/(1)/                                     N/A                           N/A                     N/A
Europe Growth Fund/(1)/                                    N/A                           N/A                     N/A
New Asia Fund/(1)/                                         N/A                           N/A                     N/A
Emerging Markets Fund/(1)/                                 N/A                           N/A                     N/A
Precious Metals Fund/(1)/                                  N/A                           N/A                     N/A
Tax Exempt Fund/(1)/                                       N/A                           N/A                     N/A
Value 25 Fund/(1)/                                         N/A                           N/A                     N/A
Tax-Efficient Equity Fund                               79,925                        25,239                 105,164
Structured Emerging Markets Fund/(1)/                      N/A                           N/A                     N/A
Tax-Efficient Structured Emerging Markets Fund             N/A                           N/A                     N/A
Mega-Cap Fund                                              N/A                           N/A                     N/A
Global Innovation Fund                                 482,573                       152,392                 634,965
Basic Value Fund                                           N/A                           N/A                     N/A
Equity Income Fund                                         N/A                           N/A                     N/A
Asset Allocation Fund                                   36,757                        11,607                  48,364
30/70 Portfolio/(1)/                                    13,548                         4,278                  17,826
90/10 Portfolio/(1)/                                    20,265                         6,400                  26,665

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

Payments Pursuant to Class C Plans

     For the fiscal years ended June 30, 2001, June 30, 2000 and June 30, 1999, the Trust paid the Distributor an aggregate of $64,402,222, $61,852,931 and $43,907,220 respectively, pursuant to the Class C Retail Plan. Such payments were allocated among the operational Funds as follows (these amounts do not include the PIMCO NACM Funds, which have only recently commenced operations or the PIMCO RCM Funds, which were reorganized into the Trust on February 1, 2002):


                                                              Year Ended          Year Ended         Year Ended
Fund                                                            6/30/01             6/30/00            6/30/99
----                                                            -------             -------            -------
Former Equity Income Fund/(1)/                                 $      N/A        $    187,033        $   230,353
Value Fund                                                        734,906             649,647            779,730
Small-Cap Value Fund                                              827,177             867,478          1,113,794
Select Growth Fund                                                159,741               4,463                N/A
Growth & Income Fund                                               23,816                 N/A                N/A
Capital Appreciation Fund                                         871,666             779,541            748,698
Mid-Cap Fund/(1)/                                               1,072,850           1,000,626          1,225,691
Emerging Companies Fund/(1)/                                            0                 N/A                N/A
Small-Cap Fund/(1)/                                                   N/A                 N/A                N/A
Enhanced Equity Fund/(1)/                                             N/A                 N/A                N/A
PIMCO Emerging Markets Fund/(1)/                                      N/A                 N/A                N/A
International Developed Fund/(1)/                                     N/A                 N/A                N/A
Balanced Fund/(1)/                                                    N/A              27,921            110,967
Renaissance Fund                                                4,186,692           3,638,619          4,288,538
Growth Fund                                                    20,042,206          22,300,270         18,591,740
Target Fund                                                    14,827,291          12,772,126          8,510,832
Opportunity Fund                                                3,124,229           3,689,475          3,521,632
Innovation Fund                                                16,858,049          14,373,504          3,440,411
Healthcare Innovation Fund/(1)/                                       639                 N/A                N/A
International Fund/(1)/                                               N/A           1,010,972          1,083,209
Select International Fund/(1)/                                     86,417                 N/A                N/A
Select World Fund/(1)/                                                N/A                 N/A                N/A
Europe Growth Fund/(1)/                                               N/A                 N/A                N/A
New Asia Fund/(1)/                                                    N/A                 N/A                N/A
Emerging Markets Fund/(1)/                                            N/A                 N/A                N/A
Precious Metals Fund/(1)/                                             N/A              64,702            133,650
Tax Exempt Fund/(1)/                                                  N/A                 N/A                N/A
Value 25 Fund/(1)/                                                    N/A               6,258              4,980
Tax-Efficient Equity Fund                                         150,343             142,363             50,345
Structured Emerging Markets Fund/(1)/                                   0                 N/A                N/A
Tax-Efficient Structured Emerging Markets Fund                          0                 N/A                N/A
Mega-Cap Fund                                                           0                 N/A                N/A
Global Innovation Fund                                          1,110,012              67,185                N/A
Basic Value Fund                                                        0                 N/A                N/A
Equity Income Fund                                                      0                 N/A                N/A
Asset Allocation Fund                                             119,179             100,301             29,671
30/70 Portfolio/(1)/                                               36,475              50,881             16,395
90/10 Portfolio/(1)/                                              170,534             119,566             26,585

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

     During the fiscal year ended June 30, 2001, the amounts collected pursuant to the Class C Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $48,945,690; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal, operations and financing charges and expenses), $15,456,532. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund, were as follows:


                                                                           Sales Material
                                                Compensation             and Other Expenses             Total
                                                ------------             ------------------             -----
Former Equity Income Fund/(1)/                    $      N/A                 $       N/A              $       N/A
Value Fund                                           558,529                     176,377                  734,906
Small-Cap Value Fund                                 628,655                     198,522                  827,177
Select Growth Fund                                   121,403                      38,338                  159,741
Growth & Income Fund                                  18,100                       5,716                   23,816
Capital Appreciation Fund                            662,466                     209,200                  871,666
Mid-Cap Fund/(1)/                                    815,366                     257,484                1,072,850
Emerging Companies Fund/(1)/                             N/A                         N/A                      N/A
Small-Cap Fund/(1)/                                      N/A                         N/A                      N/A
Enhanced Equity Fund/(1)/                                N/A                         N/A                      N/A
PIMCO Emerging Markets Fund/(1)/                         N/A                         N/A                      N/A
International Developed Fund/(1)/                        N/A                         N/A                      N/A
Balanced Fund/(1)/                                       N/A                         N/A                      N/A
Renaissance Fund                                   3,181,886                   1,004,806                4,186,692
Growth Fund                                       15,232,077                   4,810,129               20,042,206
Target Fund                                       11,268,741                   3,558,550               14,827,291
Opportunity Fund                                   2,374,414                     749,815                3,124,229
Innovation Fund                                   12,812,117                   4,045,932               16,858,049
Healthcare Innovation Fund/(1)/                          486                         153                      639
International Fund/(1)/                                  N/A                         N/A                      N/A
Select International Fund/(1)/                        65,677                      20,740                   86,417
Select World Fund/(1)/                                   N/A                         N/A                      N/A
Europe Growth Fund/(1)/                                  N/A                         N/A                      N/A
New Asia Fund/(1)/                                       N/A                         N/A                      N/A
Emerging Markets Fund/(1)/                               N/A                         N/A                      N/A
Precious Metals Fund/(1)/                                N/A                         N/A                      N/A
Tax Exempt Fund/(1)/                                     N/A                         N/A                      N/A
Value 25 Fund/(1)/                                       N/A                         N/A                      N/A
Tax-Efficient Equity Fund                            114,261                      36,082                  150,343
Structured Emerging Markets Fund/(1)/                    N/A                         N/A                      N/A
Tax-Efficient Structured Emerging Markets Fund           N/A                         N/A                      N/A
Mega-Cap Fund                                            N/A                         N/A                      N/A
Global Innovation Fund                               843,609                     266,403                1,110,012
Basic Value Fund                                         N/A                         N/A                      N/A
Equity Income Fund                                       N/A                         N/A                      N/A
Asset Allocation Fund                                 90,576                      28,603                  119,179
30/70 Portfolio/(1)/                                  27,721                       8,754                   36,475
90/10 Portfolio/(1)/                                 129,606                      40,928                  170,534

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

     From time to time, expenses of principal underwriters incurred in connection with the distribution of Class B and Class C shares of the Funds, and in connection with the servicing of Class A, Class B and Class C shareholders of the Funds and the maintenance of Class A, Class B and Class C shareholder accounts, may exceed the distribution and/or servicing fees collected by the Distributor. As of June 30, 2001, such expenses were approximately $36,859,000 in excess of payments under the Class A Plan, $70,351,000 in excess of payments under the Class B Plan and $3,117,000 in excess of payments under the Class C Plan.

     The allocation of such excess (on a pro rata basis) among the Funds listed below as of June 30, 2001 was as follows (these amounts do not include the PIMCO NACM Funds, which have only recently commenced operations or the PIMCO RCM Funds, which were reorganized into the Trust on February 1, 2002):


Fund                                          Class A               Class B          Class C
--------------------------------------------------------------------------------------------
Capital Appreciation Fund                     1,384,000           1,491,000             243,000
Former Equity Income Fund/(1)/                  209,000             448,000             313,000
Growth Fund                                  10,120,000           6,343,000          (9,128,000)
Growth & Income Fund                              3,000             145,000              35,000
Innovation Fund                               6,723,000          33,444,000           5,036,000
Healthcare Innovation Fund/(1)/                 (1,000)              12,000               1,000
International Fund/(1)/                         964,000             332,000           1,344,000
Select International Fund/(1)/                   22,000                 N/A             (24,000)
Select World Fund/(1)/                            7,000                 N/A                 N/A
Europe Growth Fund/(1)/                             N/A                 N/A               2,000
Mid-Cap Fund                                  2,557,000           1,803,000             334,000
Opportunity Fund                              4,272,000             621,000          (6,520,000)
Renaissance Fund                              2,459,000           8,733,000           1,938,000
Small-Cap Value Fund                          1,638,000           2,966,000             473,000
Target Fund                                   5,975,000           8,841,000           7,504,000
Value Fund                                      473,000             934,000             427,000
Tax-Efficient Equity Fund                        49,000             259,000              46,000
Select Growth Fund                               45,000             527,000             106,000
Global Innovation Fund                          (46,000)          3,238,000             814,000
Asset Allocation Fund                             6,000             109,000              72,000
30/70 Portfolio/(1)/                              2,000              44,000              27,000
90/10 Portfolio/(1)/                             (2,000)             61,000              74,000

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

     The allocation of such excess (on a pro rata basis) among the Funds, calculated as a percentage of net assets of each Fund listed below as of June 30, 2001, was as follows:

Fund                                           Class A               Class B           Class C
----------------------------------------------------------------------------------------------
Capital Appreciation Fund                       1.24%                 2.10%             0.29%
Former Equity Income Fund/(1)/                    N/A                   N/A               N/A
Growth Fund                                     5.81%                 3.90%            -0.61%
Growth & Income Fund                            0.02%                 0.93%             0.22%
Innovation Fund                                 0.92%                 4.17%             0.50%
Healthcare Innovation Fund/(1)/                -0.16%                 2.80%             0.27%
International Fund/(1)/                           N/A                   N/A               N/A
Select International Fund/(1)/                  0.19%                 0.00%            -0.05%
Mid-Cap Fund                                    1.86%                 2.03%             0.33%
Opportunity Fund                                4.61%                 2.39%            -2.55%
Renaissance Fund                                0.58%                 2.78%             0.32%
Small-Cap Value Fund                            1.09%                 3.72%             0.43%
Target Fund                                     2.12%                 3.58%             0.62%
Value Fund                                      1.03%                 1.57%             0.43%
Tax-Efficient Equity Fund                       0.71%                 2.70%             0.34%
Global Innovation Fund                         -0.06%                 5.18%             0.76%
Select Growth Fund                             -0.01%                 0.10%             0.01%
Asset Allocation Fund                           0.20%                 2.16%             0.54%
30/70 Portfolio/(1)/                            0.36%                 2.05%             0.66%
90/10 Portfolio/(1)/                           -0.11%                 2.20%             0.42%

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

Distribution and Administrative Services Plans for Administrative Class Shares

     The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of each Fund. The Trust also has adopted an Administrative Distribution Plan (together with the Administrative Services Plan, the "Administrative Plans") with respect to the Administrative Class shares of each Fund.

     Under the terms of the Administrative Distribution Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each applicable Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries for costs and expenses incurred in connection with the distribution and marketing of Administrative Class shares and/or the provision of certain shareholder services to its customers that invest in Administrative Class shares of the Funds. Such services may include, but are not limited to, the following: providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Administrative Class shares; and assisting investors in completing application forms and selecting dividend and other account options.

     Under the terms of the Administrative Services Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide certain administrative services for Administrative Class shareholders. Such services may include, but are not limited to, the following: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

     The same entity may be the recipient of fees under both the Administrative Distribution Plan and the Administrative Services Plan, but may not receive fees under both plans with respect to the same assets. Fees paid pursuant to either Plan may be paid for shareholder services and the maintenance of shareholder accounts, and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. The Administrative Distribution Plan has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule.

     Each Administrative Plan provides that it may not be amended to increase materially the costs which Administrative Class shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of the Administrative Class, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees ("disinterested Administrative Plan Trustees") who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

     Each Administrative Plan provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Administrative Plan Trustees. The Administrative Distribution Plan further provides that it may not take effect unless approved by the vote of a majority of the outstanding voting securities of the Administrative Class.

     Each Administrative Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Administrative Plan Trustees. Each Administrative Plan provides that any person authorized to direct the disposition of monies paid or payable by a class pursuant to the Plan or any related agreement shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

     Each Administrative Plan is a "reimbursement plan," which means that fees are payable to the relevant financial intermediary only to the extent necessary to reimburse expenses incurred pursuant to such plan. Each Administrative Plan provides that expenses payable under the Plan may be carried forward for reimbursement for up to twelve months beyond the date in which the expense is incurred, subject to the limit that not more than 0.25% of the average daily net assets of Administrative Class shares may be used in any month to pay expenses under the Plan. Each Administrative Plan requires that Administrative Class shares incur no interest or carrying charges.

     Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that some, if not all, of the fees paid pursuant to both Administrative Plans will qualify as "service fees" and therefore will not be limited by NASD rules.

     Institutional and Administrative Class shares of the Trust may also be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on the purchase, redemption or exchanges of Trust shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection which purchases, sales and redemption of Trust shares in addition to any fees charged by the Trust. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

Payments Pursuant to the Administrative Plans

     For the fiscal years ended June 30, 2001, June 30, 2000 and June 30, 1999, the Trust paid qualified service providers an aggregate of $1,253,867, $1,683,179 and $1,120,693 respectively, pursuant to the Administrative Services Plan and the Administrative Distribution Plan (these amounts do not include amounts paid on behalf of the PIMCO RCM Funds which were reorganized into the Trust on February 1, 2002 or the PIMCO NACM Funds, which have only recently commenced operations).

     Of these aggregate totals, $724,377, $1,162,901 and $602,519 respectively, were paid pursuant to the Administrative Services Plan and/or the Administrative Distribution Plan for the Funds listed below and were allocated among the operational Funds as follows:

                                                                 Year Ended        Year Ended    Year Ended
Fund                                                                6/30/01         6/30/00        6/30/99
----                                                                -------         -------        -------
Former Equity Income Fund/(1)/                                   $    N/A        $ 24,783         $ 29,362
Value Fund                                                         83,286          55,635           39,528
Small-Cap Value Fund                                               48,342          41,793           40,618
Select Growth Fund                                                    320              81          176,827
Growth & Income Fund                                               10,399          12,856            7,757
Mid-Cap Fund/(1)/                                                 415,665         291,586          234,913
Emerging Companies Fund/(1)/                                       29,981          10,865            7,665
Enhanced Equity Fund/(1)/                                             N/A          66,909           41,681
International Developed Fund/(1)/                                     N/A             N/A              N/A
Renaissance Fund                                                    5,056           1,650              507
Growth Fund                                                        25,272          33,347            1,939
Target Fund                                                        16,109          16,549            1,725


                                                                Year Ended       Year Ended      Year Ended
Fund                                                              6/30/01          6/30/00         6/30/99
----                                                              -------          -------         -------
Opportunity Fund                                                   23,606          18,470               633
Innovation Fund                                                     6,862              70               N/A
International Fund/(1)/                                               N/A          41,751            17,126
Tax-Efficient Equity Fund                                          43,452          43,164             2,213
Mega-Cap Fund                                                           0             N/A               N/A
Global Innovation Fund                                                  0             N/A               N/A
Healthcare Innovation Fund/(1)/                                         0             N/A               N/A
Select International Fund/(1)/                                      6,351             N/A               N/A
Select World Fund/(1)/                                                N/A             N/A               N/A
Europe Growth Fund/(1)/                                               N/A             N/A               N/A
New Asia Fund/(1)/                                                    N/A             N/A               N/A
Emerging Markets Fund/(1)/                                            N/A             N/A               N/A
Basic Value Fund                                                        0             N/A               N/A
Equity Income Fund                                                  9,587           1,866               N/A
Asset Allocation Fund                                                  29              28                 9
30/70 Portfolio/(1)/                                                   29              26                 9
90/10 Portfolio/(1)/                                                   31              29                 9

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

     The additional portions of the aggregate totals, $529,490, $520,278 and $518,174, respectively, were paid pursuant to the Administrative Services Plan only for the Capital Appreciation and Small-Cap Funds, and were allocated among these Funds as follows (The Capital Appreciation and Small-Cap Funds did not adopt the Administrative Distribution Plan until March 3, 2000; the PIMCO Emerging Markets Fund did not adopt such plan prior to its liquidation):

                                              Year Ended          Year Ended                Year Ended
Fund                                            6/30/01             6/30/00                  6/30/99
----                                            -------             -------                  -------
Capital Appreciation Fund                      $529,490            $514,299                 $514,736
Small-Cap Fund/(1)/                                 N/A               5,979                    3,438

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

     The remaining Funds did not make payments under either Administrative Plan. The Administrative Plans were not in effect in prior fiscal years.

Plan for Class D Shares

     As described above under "Management of the Trust--Fund Administrator," the Trust's Administration Agreement includes a plan (the "Class D Plan") adopted in conformity with Rule 12b-1 under the 1940 Act which provides for the payment of up to .25% of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

     Specifically, the Administration Agreement provides that the Administrator shall provide in respect of Class D shares (either directly or by procuring through other entities, including various financial services firms such as broker-dealers and registered investment advisers ("Service Organizations")) some or all of the following services and facilities in connection with direct purchases by shareholders or in connection with products, programs or accounts offered by such Service Organizations ("Special Class D Services"): (i) facilities for placing orders directly for the purchase of a Fund's Class D shares and tendering a Fund's Class D shares for redemption; (ii) advertising with respect to a Fund's Class D shares; (iii) providing information about the Funds; (iv) providing facilities to answer questions from prospective investors about the Funds; (v) receiving and answering correspondence, including requests for prospectuses and statements of additional information; (vi) preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; (vii) assisting investors in applying to purchase

Class D shares and selecting dividend and other account options; and (viii) shareholder services provided by a Service Organization that may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; performing similar account administrative services; providing such shareholder communications and recordkeeping services as may be required for any program for which the Service Organization is a sponsor that relies on Rule 3a-4 under the 1940 Act; and providing such other similar services as may reasonably be requested to the extent the Service Organization is permitted to do so under applicable statutes, rules, or regulations.

     The Administrator has entered into an agreement with the Distributor under which the Distributor is compensated for providing or procuring certain of the Special Class D Services at the rate of 0.25% per annum of all assets attributable to Class D shares sold through the Distributor.

     The Trust and the Administrator understand that some or all of the Special Class D Services provided pursuant to the Administration Agreement may be deemed to represent services primarily intended to result in the sale of Class D shares. The Administration Agreement includes the Class D Plan to account for this possibility. The Administration Agreement provides that any portion of the fees paid thereunder in respect of Class D shares representing reimbursement for the Administrator's and the Distributor's expenditures and internally allocated expenses in respect of Class D Services of any Fund shall not exceed the rate of 0.25% per annum of the average daily net assets of such Fund attributable to Class D shares.

     In accordance with Rule 12b-1 under the 1940 Act, the Class D Plan may not be amended to increase materially the costs which Class D shareholders may bear under the Plan without the approval of a majority of the outstanding Class D shares, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees ("disinterested Class D Plan Trustees") who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments. The Class D Plan may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Class D Plan Trustees. In addition, the Class D Plan may not take effect unless it is approved by the vote of a majority of the outstanding Class D shares and it shall continue in effect only so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Class D Plan Trustees.

     With respect to the Class D Plan, the Administration Agreement requires the Administrator to present reports as to out-of-pocket expenditures and internal expense allocations of the Administrator and the Distributor at least quarterly and in a manner that permits the disinterested Class D Plan Trustees to determine that portion of the Class D administrative fees paid thereunder which represents reimbursements in respect of Special Class D Services.

     Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that most, if not all, of the fees paid pursuant to the Class D Plan will qualify as "service fees" and therefore will not be limited by NASD rules.

     For the fiscal years ended June 30, 2001, June 30, 2000 and June 30, 1999, the Trust paid qualified service providers an aggregate of $217,209, $120,680 and $22,580, respectively, pursuant to the Class D Plan (these amounts do not include the PIMCO NACM Funds, which have only recently commenced operations or the PIMCO RCM Funds, which were reorganized into the Trust on February 1, 2002). Such payments were allocated among the Funds as follows:


                                             Year Ended       Year Ended      Year Ended
Fund                                           6/30/01         6/30/00          6/30/99
----                                           -------         -------          -------
Growth & Income Fund                           $     24        $    N/A         $   N/A
Capital Appreciation Fund                         4,061             999             581
Mid-Cap Fund/(1)/                                10,084           1,183             606
Former Equity Income Fund/(1)/                      N/A             249             325
Renaissance Fund                                 13,899           1,002             309
Value Fund                                        1,962             120             252
Tax-Efficient Equity Fund                           173             538           1,843
Innovation Fund                                 177,340         116,504          18,664
Growth Fund                                         133              11             N/A
Select Growth Fund                                  210               6             N/A
Target Fund                                       2,040               1             N/A
Global Innovation Fund                            7,241              67             N/A
Healthcare Innovation Fund/(1)/                      27             N/A             N/A
Select International Fund/(1)/                       15             N/A             N/A

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

Purchases, Exchanges and Redemptions

     Purchases, exchanges and redemptions of the Trust's shares are discussed in the Class A, B and C Prospectus, the Class D Prospectus under the headings "Investment Options --Class A, B and C Shares" and "How to Buy and Sell Shares," and in the Institutional Prospectus under the headings "Investment Options -- Institutional Class and Administrative Class Shares" and "Purchases, Redemptions & Exchanges." Certain purchases of the Trust's shares are subject to a reduction or elimination of sales charges, as described in detail in the Guide. Variations in sales charges reflect the varying efforts required to sell shares to separate categories of investors.

     Certain clients of the Adviser or a Sub-Adviser whose assets would be eligible for purchase by one or more of the Funds may purchase shares of the Trust with such assets. Assets so purchased by a Fund will be valued in accordance with procedures adopted by the Board of Trustees.

     One or more classes of shares of the Funds may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of a particular Fund, or class of shares thereof, are available for offer and sale in their State of domicile or residence. Shares of a Fund may not be offered or sold in any State unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

     As described and subject to any limits in the Class A, B and C Prospectus and the Class D Prospectus under the caption "How to Buy and Sell Shares-- Exchanging Shares," and in the Institutional Prospectus under the caption "Purchases, Redemptions and Exchanges--Exchange Privilege," a shareholder may exchange shares of any Fund for shares of the same class of any other Fund of the Trust that is available for investment, or any series of PIMS, on the basis of their respective net asset values. The original purchase date(s) of shares exchanged for purposes of calculating any contingent deferred sales charge will carry over to the investment in the new Fund. For example, if a shareholder invests in Class C shares of one Fund and 6 months later (when the contingent deferred sales charge upon redemption would normally be 1%) exchanges his shares for Class C shares of another Fund, no sales charge would be imposed upon the exchange, but the investment in the other Fund would be subject to the 1% contingent deferred sales charge until one year after the date of the shareholder's investment in the first Fund as described in the Class A, B and C Prospectus under "Alternative Purchase Arrangements." With respect to Class B or Class C shares, or Class A shares subject to a contingent deferred sales charge, if less than all of an investment is exchanged, any portion of the investment attributable to capital appreciation and/or reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earliest investment made in the Fund from which the exchange was made. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss.

     Orders for exchanges accepted prior to the close of regular trading on the New York Stock Exchange on any day the Trust is open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after the close of regular trading on the New York Stock Exchange on any business day will be executed at the respective net asset values determined at the close of the next business day.

     An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to adopt a policy of terminating the exchange privilege of any shareholder who makes more than a specified number of exchanges in a 12 month period or in any calendar year. For example, the Trust currently limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so as described in the Prospectuses.

     Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

     The Trust is committed to paying in cash all requests for redemptions by any shareholder of record of the Funds, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the Trust at the beginning of such period. Although the Trust will normally redeem all shares for cash, it may redeem amounts in excess of the lesser of (i) or (ii) above by payment in kind of securities held by the particular Fund. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

     Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to shareholder redemption, the shares in the account do not have a value of at least a specified amount. The applicable minimums and other information about such mandatory redemptions are set forth in the applicable Prospectus or in the Guide. The Trust's Agreement and Declaration of Trust, as amended and restated (the "Declaration of Trust"), also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees. The Funds may also charge periodic account fees for accounts that fall below minimum balances as described in the Prospectuses.

Redemption Fees and Fund Reimbursement Fees

     Redemption Fees. Certain redemptions and exchanges of Institutional, Administrative and Class D shares may also be subject to a redemption fee of up to 2%. See the Institutional Prospectus and Class D Prospectus for details.

     Fund Reimbursement Fees. Investors in Institutional Class and Administrative Class shares of the Tax-Efficient Structured Emerging Markets Fund are subject to a fee (a "Fund Reimbursement Fee"), both at the time of purchase and at the time of redemption, equal to 1.00% of the net asset value of the shares purchased or redeemed. Fund Reimbursement Fees are deducted automatically from the amount invested or the amount to be received in connection with a redemption; the fees are not paid separately. Fund Reimbursement Fees are paid to and retained by the Fund to defray certain costs described below and no portion of such fees are paid to or retained by the

Adviser, the Distributor or the Sub-Adviser. Fund Reimbursement Fees are not sales loads or contingent deferred sales charges. Reinvestment of dividends and capital gains distributions paid to shareholders by the Funds are not subject to Fund Reimbursement Fees, but redemptions of shares acquired by such reinvestments are subject to Fund Reimbursement Fees.

     The purpose of Fund Reimbursement Fees is to defray the costs associated with investing the proceeds of the sale of shares to investors (in the case of purchases) or the costs associated with the sale of portfolio securities to satisfy redemption requests (in the case of redemptions), thus insulating existing shareholders from such costs. The amount of a Fund Reimbursement Fee represents the Sub-Adviser's estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's purchase or redemption proceeds. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks), and the effect of "bid/asked" spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

     On July 1, 1998, the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds commenced investment operations immediately following a transaction (the "Parametric Transaction") in which each Fund issued Institutional Class shares to unit holders of the Parametric Portfolio Associates Emerging Markets Trust, a separate account managed by Parametric (the "EM Trust"), in exchange for the EM Trust's assets. The EM Trust's unit holders were divided into two categories: participants who pay taxes ("Taxable Participants") and participants that are non-taxable entities ("Non-Taxable Participants" and, together with the Taxable Participants, the "Participants"). Assets in the EM Trust equal in value to the value of the Taxable Participants' participation in the EM Trust were transferred to the Tax-Efficient Structured Emerging Markets Fund in exchange for Institutional Class shares of that Fund. Assets in the EM Trust equal in value to the value of the Non-Taxable Participants' participation in the EM Trust were transferred to the Structured Emerging Markets Fund in exchange for Institutional Class shares of that Fund. The Participants' interests in the EM Trust were then terminated and Institutional Class shares of the Tax-Efficient Structured Emerging Markets Fund were distributed to the Taxable Participants and Institutional Class shares of the Structured Emerging Markets Fund were distributed to the Non-Taxable Participants, in each case in proportion to each Participant's interest in the EM Trust. After the completion of the Parametric Transaction, the portfolio securities which were owned by the EM Trust became portfolio securities of the Funds (allocated to the Funds on a substantially pro-rata basis), to be held or sold as Parametric deems appropriate.

     Portfolio securities transferred to the Funds pursuant to the Parametric Transaction will have the same tax basis as they had when held by the EM Trust. Such securities have "built-in" capital gains if their market value at the time of the Parametric Transaction was greater than their tax basis (other securities may have "built-in" capital losses for tax purposes if their market value at the time of the Parametric Transaction was less than their tax basis). Built-in capital gains realized upon the disposition of these securities will be distributed to all Fund shareholders who are shareholders of record on the record date for the distribution, even if such shareholders were not Participants in the EM Trust prior to the Parametric Transaction. This means that investors purchasing Fund shares after the date of this Prospectus may be required to pay taxes on distributions that economically represent a return of a portion of the amount invested. For further information, see "Taxation--Distributions" below.

     In connection with the Parametric Transaction, the Participants in the EM Trust will not be subject to Fund Reimbursement Fees with respect to any shares of these Funds they acquired through June 30, 1998, and will not be subject to Fund Reimbursement Fees upon the subsequent redemption (including any redemption in connection with an exchange) of any shares acquired by any such Participant through June 30, 1998. Such Participants will be subject to such Fund Reimbursement Fees to the same extent as any other shareholder on any shares of either Fund acquired (whether by reinvestment of dividends or capital gain distributions or otherwise) after June 30, 1998.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

     Investment decisions for the Trust and for the other investment advisory clients of the Adviser and Sub-Advisers are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust). Some securities considered for investment by the Funds may also be appropriate for other clients served by the Adviser or a Sub-Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser or Sub-Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of a Fund in determining whether the allocation of an investment is suitable. As a result, larger Funds may become more concentrated in more liquid securities than smaller Funds or private accounts of the Adviser or a Sub-Adviser pursuing a small capitalization investment strategy, which could adversely affect performance. The Adviser or a Sub-Adviser may aggregate orders for the Funds with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's or the Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and Research Services

     There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

     The Adviser and/or each Sub-Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Trust through a substantial number of brokers and dealers. In so doing, the Adviser or Sub-Adviser uses its best efforts to obtain for the Trust the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser or Sub-Adviser, having in mind the Trust's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. Because the Asset Allocation Fund invests exclusively in Institutional Class shares of Underlying PIMCO Funds, it generally does not pay brokerage commissions and related costs, but does indirectly bear a proportionate share of these costs incurred by the Underlying PIMCO Funds in which it invests.

     For the fiscal years ended June 30, 2001, June 30, 2000 and June 30, 1999, the following amounts of brokerage commissions were paid by the Funds (these amounts do not include the PIMCO NACM Funds, which have only recently commenced operations or the PIMCO RCM Funds, which were reorganized into the Trust on February 1, 2002):

                                                       Year         Year         Year
                                                      Ended        Ended         Ended
Fund                                                 6/30/01      6/30/00       6/30/99
----                                              ----------    ----------    ----------
Former Equity Income Fund(1)(2)                   $   44,233    $  639,072    $  370,906
Value Fund                                         1,275,254     1,368,486       590,816
Small Cap Value Fund                                 731,263       902,212       973,236
Capital Appreciation Fund                          1,536,386     1,867,969     2,099,694
Mid-Cap Fund(1)                                    2,868,563     2,971,231     1,648,830
Emerging Companies Fund(1)                           284,326       459,754       381,825
Small-Cap Fund(1)(2)                                  19,783       173,958       149,013
Enhanced Equity Fund(1)(2)                            11,390        47,705        34,926
PIMCO Emerging Markets Fund(1)                           N/A           N/A        94,539
International Developed Fund(1)                          N/A           N/A       266,609
Balanced Fund(1)                                         N/A           N/A       108,337
Select Growth Fund(3)                                113,647         7,385       154,017
Growth & Income Fund                                  56,059        31,542        53,303
Renaissance Fund                                   5,066,118     3,922,894     4,009,076
Growth Fund(4)                                     3,152,949     2,521,588     4,502,200
Target Fund(4)                                     2,231,538     1,329,983     3,661,375
Opportunity Fund(4)                                1,898,268     1,444,344     1,778,867
Innovation Fund(4)                                 6,919,985     2,134,497       782,662
Healthcare Innovation Fund(1)                          3,324           N/A           N/A
Small-Cap Technology Fund(1)                           1,495           N/A           N/A
Telecom Innovation Fund(1)                               908           N/A           N/A
Internet Innovation Fund(1)                              970           N/A           N/A
Electronics Innovation Fund(1)                         1,218           N/A           N/A
International Fund(1)                                212,987       524,707       566,950
Select International Fund(1)                         153,089           N/A        77,095
Select World Fund(1)                                     409           N/A           N/A
Europe Growth Fund(1)                                    637           N/A           N/A
New Asia Fund(1)                                         N/A           N/A           N/A
Emerging Markets Fund(1)                               2,044           N/A           N/A
Precious Metals Fund(1)                                  N/A        27,057       105,266
Tax Exempt Fund(1)                                       N/A           N/A           N/A
Value 25 Fund(1)                                         N/A           N/A        15,802
Tax-Efficient Equity Fund                             58,684        73,137        28,136
Structured Emerging Markets Fund(1)                   51,206        11,394        85,087
Tax-Efficient Structured Emerging Markets Fund       209,176       160,009       153,831
Mega-Cap Fund                                          4,944           N/A           N/A
Global Innovation Fund(5)                            745,417        41,208           N/A
Basic Value Fund                                       2,837         1,708           N/A
Equity Income Fund(5)                                109,502        49,080           N/A
Asset Allocation Fund                                    N/A           N/A         1,646
30/70 Portfolio(1)                                       N/A           N/A           348
90/10 Portfolio(1)                                       N/A           N/A            65
                                                  ----------    ----------    ----------
TOTAL                                            $27,768,609   $20,810,920   $22,694,457

----------------
(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

(2) The total for the Year Ended June 30, 2001 for the Fund is materially different (lower) than the total for at least one of the two years prior because the Fund liquidated during the Year Ended June 30, 2001.

(3) The total for the Year Ended June 30, 2001 for the Fund is materially different than the total for at least one of the two years prior because of a change of investment restrictions and policies which occurred during the Year Ended June 30, 2001.

(4) The total for the Year Ended June 30, 2001 for the Fund is materially different (higher) than the total for at least one of the two years prior because of market conditions during the Year Ended June 30, 2001.

(5) The total for the Year Ended June 30, 2001 for the Fund is materially different (higher) than the total for the Year Ended June 30, 2000 because the Fund was new and significantly smaller during the prior year.

     The Adviser or, pursuant to the portfolio management agreements, a Sub-Adviser, places orders for the purchase and sale of portfolio investments for a Fund's accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Funds, the Adviser and the Sub-Advisers will seek the best price and execution of the Funds' orders. In doing so, a Fund may pay higher commission rates than the lowest available when the Adviser or Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. The Adviser and Sub-Advisers also may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser and Sub-Advisers receive research services from many broker-dealers with which the Adviser and Sub-Advisers place the Trust's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser and Sub-Advisers in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The advisory fees paid by the Trust are not reduced because the Adviser and Sub-Advisers receive such services.

     In reliance on the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), the Adviser and Sub-Advisers may cause the Trust to pay broker-dealers which provide them with "brokerage and research services" (as defined in the 1934 Act) an amount of commission for effecting a securities transaction for the Trust in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     Consistent with the rules of the NASD and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser or Sub-Advisers may also consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

     The Adviser or a Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser or Sub-Adviser where, in the judgment of the Adviser or Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.

     Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser or a Sub-Adviser may receive and retain compensation for effecting portfolio transactions for a Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by a Fund on exchange transactions do not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." As required by applicable SEC rules, the Board of Trustees has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards. For the fiscal year ended June 30, 1999, none of the Funds paid any commissions to affiliated brokers. The tables below describe the

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

commissions, if any, paid by a Fund to affiliated brokers during the fiscal years ended June 30, 2000 and 2001. Because the status of brokers as "affiliated brokers" depends on factors such as potential affiliations between the Adviser and its affiliates (e.g., Allianz AG) and such brokers and their affiliates, which may change over time, a broker that is considered an affiliated broker during some time periods may not be considered affiliated during other time periods.

                         Fiscal Year Ended June 30, 2001

Fund                      Affiliated Broker      Amount of Brokerage     % of Fund's            % of Fund's
                                                 Commission              Aggregate Brokerage    Aggregate Dollar
                                                                         Commission             Amount of
                                                                                                Transactions
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Value                     Deutsche Banc Alex
                          Brown Inc.             $66,950                 5.250%                 0.007%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          Deutsche Bank
                          Capital Corp           $2,500                  0.196%                 0.000%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          Deutsche Bank
                          Securities Corp        $7,250                  0.569%                 0.001%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Capital Appreciation      Deutsche Banc Alex
                          Brown Inc.             $34,665                 2.256%                 0.002%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Mid-Cap                   Deutsche Morgan
                          Grenfell               $2,875                  0.100%                 0.000%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          Deutsche Banc Alex
                          Brown Inc.             $71,364                 2.488%                 0.002%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Micro-Cap                 Deutsche Banc Alex
                          Brown Inc.             $17,035                 5.991%                 0.005%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Select Growth             Deutsche Banc Alex
                          Brown Inc.             $1,215                  1.069%                 0.001%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Growth & Income           Deutsche Banc Alex
                          Brown Inc.             $12,538                 22.366%                0.012%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Renaissance               Deutsche Banc Alex
                          Brown Inc.             $321,969                6.355%                 0.012%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Growth                    Deutsche Banc Alex
                          Brown Inc.             $86,063                 2.730%                 0.002%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Target                    Deutsche Banc Alex
                          Brown Inc.             $50,893                 2.281%                 0.001%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Opportunity               Deutsche Banc Alex
                          Brown Inc.             $9,713                  0.512%                 0.000%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Innovation                Deutsche Banc Alex
                          Brown Inc.             $68,030                 0.983%                 0.000%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Tax-Efficient             Bankers Trust Alex
Structured Emerging       Brown International
Markets                   LDN                    $2,017                  0.964%                 0.003%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

                                       91

                         Fiscal Year Ended June 30, 2000

Fund                      Affiliated Broker      Amount of Brokerage     % of Fund's            % of Fund's
                                                 Commission              Aggregate Brokerage    Aggregate Dollar
                                                                         Commission             Amount of
                                                                                                Transactions
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Mid-Cap                   Credit Lyonnais
                          Securities (USA) Inc.  $9,975                  0.336%                 0.038%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          Wasserstein Perella
                          Company                $405                    0.014%                 0.002%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Renaissance               Deutsche Morgan
                          Grenfell               $6,603                  0.168%                 0.000%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
International             Banque Paribas         $1,245                  0.245%                 0.001%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          Credit Lyonnais
                          Securities             $40,920                 8.055%                 0.022%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          Deutsche Bank AG       $1,398                  0.275%                 0.001%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          Deutsche Bank
                          Securities Inc.        $805                    0.158%                 0.000%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          Deutsche Morgan
                          Grenfell               $15,746                 3.099%                 0.009%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------


Regular Broker-Dealers

         The table below contains the aggregate value of securities of the Trust's regular broker-dealers held by each Fund, if any, at the end of fiscal year 2001 (June 30, 2001).

         --------------------------- ----------------------------------- -----------------------------
         Fund                        Regular Broker-Dealer               Aggregate Value of
                                                                         Securities of Regular
                                                                         Broker-Dealer Held by Fund
         --------------------------- ----------------------------------- -----------------------------
         Value                       FleetBoston Robertson Stephens      $1,578,000
                                     Inc.
         --------------------------- ----------------------------------- -----------------------------
                                     State Street Bank and Trust         $40,284,000
                                     Company
         --------------------------- ----------------------------------- -----------------------------
         Renaissance                 State Street Bank and Trust         $131,349,000
                                     Company
         --------------------------- ----------------------------------- -----------------------------
         Growth & Income             State Street Bank and Trust         $4,213,000
                                     Company
          --------------------------- ----------------------------------- -----------------------------
         Growth                      Morgan Stanley and Company Inc.     $32,115,000
         --------------------------- ----------------------------------- -----------------------------
                                     State Street Bank and Trust         $38,477,000
                                     Company
         --------------------------- ----------------------------------- -----------------------------
         Select Growth               State Street Bank and Trust         $593,000
                                     Company
         --------------------------- ----------------------------------- -----------------------------
         Target                      Instinet Group Inc.                 $14,912,000
         --------------------------- ----------------------------------- -----------------------------
                                     State Street Bank and Trust         $99,798,000
                                     Company
         --------------------------- ----------------------------------- -----------------------------
         Innovation                  State Street Bank and Trust         $52,471,000
                                     Company
         --------------------------- ----------------------------------- -----------------------------
         Global Innovation           State Street Bank and Trust         $4,592,000
                                     Company
         --------------------------- ----------------------------------- -----------------------------
         Mega-Cap                    State Street Bank and Trust         $52,000
                                     Company
         --------------------------- ----------------------------------- -----------------------------
         Capital Appreciation        Banc America Security LLC           $8,728,362
                                     (Montgomery Division)
         --------------------------- ----------------------------------- -----------------------------
                                     State Street Bank and Trust         $61,133,000
                                     Company
         --------------------------- ----------------------------------- -----------------------------
         Mid-Cap                     State Street Bank and Trust         $73,616,000
                                     Company
         --------------------------- ----------------------------------- -----------------------------
         Emerging Companies          State Street Bank and Trust         $19,116,000
                                     Company
         --------------------------- ----------------------------------- -----------------------------

         --------------------------- ----------------------------------- -----------------------------
         Small-Cap                   State Street Bank and Trust         $11,915,000
                                     Company
         --------------------------- ----------------------------------- -----------------------------
         Tax-Efficient Equity        Banc America Security LLC           $186,093
                                     (Montgomery Division)
         --------------------------- ----------------------------------- -----------------------------
                                     FleetBoston Robertson Stephens      $60,319
                                     Inc.
         --------------------------- ----------------------------------- -----------------------------
                                     Lehman Brothers Inc.                $163,275
         --------------------------- ----------------------------------- -----------------------------
                                     Merrill Lynch Pierce Fenner &       $242,925
                                     Smith
         --------------------------- ----------------------------------- -----------------------------
                                     Morgan Stanley and Company Inc.     $475,302
         --------------------------- ----------------------------------- -----------------------------
                                     State Street Bank and Trust         $878,328
                                     Company
         --------------------------- ----------------------------------- -----------------------------
         Tax-Efficient Structured    Morgan Stanley and Company Inc.     $205,293
         Emerging Markets
         --------------------------- ----------------------------------- -----------------------------
                                     State Street Bank and Trust         $847,000
                                     Company
         --------------------------- ----------------------------------- -----------------------------
         Equity Income               Banc America Security LLC           $942,471
                                     (Montgomery Division)
         --------------------------- ----------------------------------- -----------------------------
                                     State Street Bank and Trust         $3,149,000
                                     Company
         --------------------------- ----------------------------------- -----------------------------
         Basic Value                 State Street Bank and Trust         $30,000
                                     Company
         --------------------------- ----------------------------------- -----------------------------

Portfolio Turnover

     A change in the securities held by a Fund is known as "portfolio turnover." With the exception of the Tax-Efficient Structured Emerging Markets and Tax-Efficient Equity Funds (which may attempt to minimize portfolio turnover as a tax-efficient management strategy), the Sub-Advisers manage the Funds without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for some of the Funds. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates), and may adversely impact a Fund's after-tax returns. See "Taxation."

     The portfolio turnover rate of a Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year.

     Because the Adviser does not expect to reallocate the Asset Allocation Fund's assets among the Underlying Funds on a frequent basis, the portfolio turnover rate for the Asset Allocation Fund is expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the Asset Allocation Fund indirectly bears the expenses associated with the portfolio turnover of the Underlying Funds, a number of which have high (i.e., greater than 100%) portfolio turnover rates.

     Portfolio turnover rates for each Fund for which financial highlights are available are provided under "Financial Highlights" in the applicable Prospectus.

                                 NET ASSET VALUE

     As indicated in the Prospectuses under the heading "How Fund Shares are Priced," the net asset value ("NAV") of a class of a Fund's shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

     For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

     Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the Tax-Efficient Structured Emerging Markets, Global Innovation, RCM Global Small-Cap, RCM Global Technology, RCM Global Healthcare, RCM Global Equity, RCM International Growth Equity, RCM Emerging Markets, RCM Europe, NACM Global, NACM International and NACM Pacific Rim Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

     Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

     In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or their designees, pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

     Each Fund's liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class's distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class's "net asset value" per share. Under certain circumstances, the per share net asset value of classes of shares of the Funds with higher service and/or distribution fees applicable to such shares may be lower than the per share net asset value of the classes of shares with lower or no service and/or distribution fees as a result of the higher daily expense accruals of the service and/or distribution fees applicable to such classes. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund's classes.

     The Trust expects that the holidays upon which the Exchange will be closed are as follows: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                                    TAXATION

     The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in a Fund.

     Each Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test") and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. In order to qualify for the special tax treatment accorded regulated investment companies, each Fund must distribute each taxable year an amount at least equal to the sum of (i) 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. For purposes of the Qualifying Income Test, the Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would not constitute qualifying income if such gains are not directly related to investing in securities (or options and futures with respect to stock or securities). To date, such regulations have not been issued.

Distributions

     As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (that is, any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. Amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, each Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year or later if a Fund is permitted to elect and so elects, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year.

     Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from a Fund, regardless of whether received in cash or reinvested in additional shares. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Distributions received by tax-exempt shareholders generally will not be subject to federal income tax to the extent permitted under applicable tax law.

     All shareholders must treat dividends, other than capital gain dividends, exempt-interest dividends, if any, and dividends that represent a return of capital to shareholders, as ordinary income. In particular, distributions derived from short-term gains will be treated as ordinary income. Dividends, if any, derived from interest on certain U.S. Government securities may be exempt from state and local taxes, but interest on mortgage-backed U.S. Government securities is generally not so exempt. While the Tax-Efficient Equity, RCM Tax-Managed Growth and Tax-Efficient Structured Emerging Markets Funds seek to minimize taxable distributions, the Funds may be expected to earn and distribute taxable income and may also be expected to realize and distribute capital gains from time to time. Each Fund will advise shareholders annually of the amount and nature of the dividends paid to them. The tax status of each Fund and the distributions which it may make are summarized in the Prospectuses under the captions "Fund Distributions" and "Tax Consequences."

     A portion of the dividends paid by Funds that invest in stock of U.S. corporations may qualify for the deduction for dividends received by corporations (subject generally to a 46-day holding period requirement). Dividends paid by the other Funds generally are not expected to qualify for the deduction for dividends received by corporations.

     Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains (generally subject to a 20% tax rate for shareholders who are individuals), regardless of how long the shareholder has held a Fund's shares and are not eligible for the dividends received deduction. Any distributions that are not from a Fund's investment company taxable income or net capital gains may be characterized as a return of capital to shareholders (that is, not taxable to a shareholder and reduces the shareholder's basis in the shares) or, in some cases, as capital gain.

     The Asset Allocation Fund will not be able to offset gains realized by one Underlying PIMCO Fund in which such Fund invests against losses realized by another Underlying PIMCO Fund in which such Fund invests. The Asset Allocation Fund's use of the fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders. More generally, Funds that invest in other investment companies will not be able to offset gains realized by one underlying investment company against losses realized by another underlying investment company. A Fund's investment in other investment companies could therefore affect the amount, timing and character of distributions to shareholders of such Fund.

     Depending on the Asset Allocation Fund's percentage ownership in an Underlying PIMCO Fund both before and after a redemption, the Asset Allocation Fund's redemption of shares of such Underlying PIMCO Fund may cause the Fund to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Fund's tax basis in the shares of the Underlying PIMCO Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause shareholders of the Asset Allocation Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the Underlying PIMCO Funds directly.

     Taxable shareholders should note that the timing of their investment or redemptions could have undesirable tax consequences. Dividends and distributions on shares of a Fund are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of a Fund reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

Sales of Shares

     Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares.

Long-term capital gains will generally be taxed at a maximum federal income tax rate of 20% to non-corporate shareholders (or 10%, in the case of such shareholders in the 10% or 15% tax bracket). Long-term capital gains from capital assets (including Fund shares) held by non-corporate shareholders for more than 5 years will generally be taxed at a lower maximum capital gain tax rate of 18% (or 8%, in the case of such shareholders in the 10% or 15% tax bracket). The 18% rate only applies to assets the holding period for which begins after December 31, 2000, including by way of an election (reported on the non-corporate shareholder's 2001 tax return) to mark the assets to market as of January 2, 2001 and to pay the tax on any gain thereon. The mark-to-market election may be disadvantageous from a federal tax perspective and shareholders should consult their tax advisors before making such an election. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days, beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

Backup Withholding

     A Fund generally is required to withhold and remit to the U. S. Treasury a percentage of all taxable dividends and other distributions payable to and the proceeds of share sales, exchanges, or redemptions made by shareholders who fail to provide the Fund with their correct taxpayer identification number or to make the required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30% for amounts paid during 2002 and 2003, (ii) 29% for amounts paid during 2004 and 2005, and (iii) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

     U.S. Treasury Regulations affecting the application to foreign investors of the backup withholding and withholding tax rules generally became effective for payments made after December 31, 2000. In some circumstances, these rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisors with respect to the potential application of these new regulations.

Options, Futures, Forward Contracts and Swap Agreements

     To the extent such investments are permissible for a Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders, including shareholders of the Asset Allocation Fund.

     To the extent such investments are permissible, certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regular investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

     Investment by a Fund in certain "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a PFIC as a "qualified electing fund" ("QEF election"), in which case the Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

Foreign Currency Transactions

     A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

     Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the electing Fund's income will flow through to shareholders of the Trust. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income. Although the Asset Allocation Fund may itself be entitled to a deduction for such taxes paid by an Underlying PIMCO Fund in which the Asset Allocation Fund invests, the Asset Allocation Fund will not be able to pass any such credit or deduction through to its own shareholders. In addition, a Fund which invests in other investment companies, including the Asset Allocation Fund, may not be able to pass any such credit or deduction for taxes paid by the underlying investment company through to its own shareholders.

Original Issue Discount and Pay-In-Kind Securities

     Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

     Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

     Each Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shares Purchased through Tax-Qualified Plans

     Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans, and the precise effect of and investment of an investment on their particular tax situation.

Other Taxation

     From time to time, certain of the Trust's series may be considered under the Code to be nonpublicly offered regulated investment companies. Pursuant to Treasury Department regulations, certain expenses of nonpublicly offered regulated investment companies, including advisory fees, may not be deductible by certain shareholders, generally including individuals and entities that compute their taxable income in the same manner as an individual (thus, for example, a qualified pension plan is not subject to this rule). Such a shareholder's pro rata portion of the affected expenses will be treated as an additional dividend to the shareholder and will be deductible by such shareholder, subject to the 2% "floor" on miscellaneous itemized deductions and other limitations on itemized deductions set forth in the Code. A regulated investment company generally will be classified as nonpublicly offered unless it either has 500 shareholders at all times during a taxable year or continuously offers shares pursuant to a public offering.

     Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of its dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. The Trust is organized as a Massachusetts business trust. Under current law, so long as each Fund qualifies for the federal income tax treatment described above, it is believed that neither the Trust nor any Fund will be liable for any income or franchise tax imposed by Massachusetts. Shareholders, in any event, are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                                OTHER INFORMATION

Capitalization

     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust as amended and restated on January 14, 1997. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

     Shares begin earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Net investment income from interest and dividends, if any, will be declared and paid quarterly to shareholders of record by the Growth & Income, Equity Income, Basic Value, Value, Renaissance, RCM Balanced and Asset Allocation Funds. Net investment income from interest and dividends, if any, will be declared and paid at least annually to shareholders of record by the other Funds. Any net capital gains from the sale of portfolio securities will be distributed no less frequently than once annually. Net short-term capital gains may be paid more frequently. Dividend and capital gain distributions of a Fund will be reinvested in additional shares of that Fund or Portfolio unless the shareholder elects to have them paid in cash.

     Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Second Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust") of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of a Fund's property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Fund of which he or she is or was a shareholder is unable to meet its obligations, and thus should be considered remote.

RCM Funds' Portfolio Management Teams

     The Trust, in its advertisements, may refer to the individual portfolio managers who comprise the portfolio management teams of the PIMCO RCM Funds.

     The Large-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Large-Cap Growth Fund. The Large-Cap Equity Portfolio Management Team is comprised of a team of investment professionals including, but not limited to, Seth Reicher and Mary Bersot.

     The Private Client Group Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Tax-Managed Growth Fund. The Private Client Group is comprised of a team of investment professionals including, but not limited to, Joanne Howard and Brad Branson.

     The Mid-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Mid-Cap Fund. The Mid-Cap Equity Portfolio Management Team is comprised of a team of investment professionals including, but not limited to, Gary Sokol and Brian Dombkowski.

     The Small-Cap Equity Portfolio Management Team and the Global Equity Portfolio Management Team are primarily responsible for the day-to-day management of the RCM Global Small Cap Fund. The Teams are comprised of a team of investment professionals including, but not limited to, Thomas Ross, Jonathan Bolton and Scott Brown.

     The Healthcare Global Sector Research Team is primarily responsible for the day-to-day management of the RCM Global Healthcare Fund and the RCM Biotechnology Fund. The Healthcare Global Sector Research Team is comprised of a team of investment professionals including, but not limited to, Michael Dauchot, M.D. and Eric Shen, M.D.

     The International Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM International Growth Equity Fund, RCM Global Equity Fund, RCM Europe Fund and RCM Emerging Markets Fund. The International Equity Portfolio Management Team is comprised of a team of investment professionals including, but not limited to, Mark Phelps, Barbel Lenz and Jonathan Bolton.

     The Small-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Small-Cap Fund. The Small-Cap Equity Portfolio Management Team is comprised of a team of investment professionals including, but not limited to, Thomas Ross.

     The following table provides information about the individuals who compose each of the management teams noted above.

Management Team                 Portfolio Manager(s)         Since         Recent Professional Experience
------------------------------- ---------------------------- ------------- -------------------------------------------
Large-Cap Equity Portfolio      Seth A. Reicher, CFA                       Managing Director, co-CIO and Senior
Management Team                                                            Portfolio Manager, U.S. Large Cap Equity
                                                                           Portfolio Management Team.  Member of
                                                                           Dresdner RCM's Global Investment Policy
                                                                           Committee and leads the San Francisco
                                                                           Quantitative Equity Team.  Formerly,
                                                                           Quantitative Analyst and Portfolio
                                                                           Manager, Core Portfolio Management Team;
                                                                           Analyst and Portfolio Manager, Associated
                                                                           Capital and later Capitalcorp Asset
                                                                           Management.
------------------------------- ---------------------------- ------------- -------------------------------------------
                                Mary  M. Bersot, CFA         1999          Managing Director, co-CIO and Senior
                                                                           Portfolio Manager, U.S. Large Cap Equity
                                                                           Portfolio Management Team.  Formerly,
                                                                           Senior Vice President, McMorgan & Co;
                                                                           Vice President and Portfolio Manager,
                                                                           Citicorp Trust of California.
------------------------------- ---------------------------- ------------- -------------------------------------------
Private Client Group Equity     Joanne L. Howard, CFA                      Managing Director and Senior Portfolio
Portfolio Management Team                                                  Manager, Equity Portfolio Management
                                                                           Team.  Formerly, Managing Director and
                                                                           senior member, Scudder Quality Growth
                                                                           Equity Management; Manager, American
                                                                           Express Investment Management Co.;
                                                                           Director of Research, ISI Corporation.
------------------------------- ---------------------------- ------------- -------------------------------------------
                                M. Brad Branson, CFA         1993          Director, co-CIO and Senior Portfolio
                                                                           Manager, Private Client Group.
------------------------------- ---------------------------- ------------- -------------------------------------------

                                      101

Management Team                 Portfolio Manager(s)         Since         Recent Professional Experience
------------------------------- ---------------------------- ------------- -------------------------------------------
Mid-Cap Equity Portfolio        Gary B. Sokol, CFA           1997          Managing Director, co-CIO and Senior
Management Team                                                            Portfolio Manager, U.S. Mid Cap
                                                                           Equities.  Formerly, Analyst and
                                                                           Portfolio Manager, BA Investment
                                                                           Management Co.
------------------------------- ---------------------------- ------------- -------------------------------------------
                                Brian E. Dombkowski, CFA     1997          Director, co-CIO and Senior Portfolio
                                                                           Manager, U.S. Mid Cap Equities.  Prior to
                                                                           joining Dresdner RCM, he worked with GE
                                                                           Investments and Merrill Lynch--Private
                                                                           Client Services division.
------------------------------- ---------------------------- ------------- -------------------------------------------
Small-Cap Equity Portfolio      Thomas J. Ross               2001          Director and Senior Portfolio Manager,
Management Team                                                            Small Cap Equity Team; Analyst, Global
                                                                           Technology Team.  Formerly, Senior
                                                                           Analyst and Portfolio Manager, Deutscher
                                                                           Investment Trust (DIT), a subsidiary of
                                                                           Dresdner Bank AG in Frankfurt.
------------------------------- ---------------------------- ------------- -------------------------------------------
                                Jonathan P. Bolton                         Director and Portfolio Manager,
                                                                           International and Global Equities Teams.
                                                                           Formerly, Research Analyst and Portfolio
                                                                           Manager, Schroders.
------------------------------- ---------------------------- ------------- -------------------------------------------
                                Scott J. Brown, CFA                        Assistant Portfolio Manager, Small Cap
                                                                           Team.  Formerly, member, Global Equities
                                                                           Team and Fixed Income Team; Equity Sales,
                                                                           Smith Barney.
------------------------------- ---------------------------- ------------- -------------------------------------------
Healthcare Global Sector        Michael Dauchot, M.D.        1999          Director and Analyst, Global Healthcare
Research Team                                                              Team.  Formerly, Junior Analyst,
                                                                           BancBoston Robertson Stephens.
------------------------------- ---------------------------- ------------- -------------------------------------------
                                Eric Shen, M.D.              2001          Analyst, Global Healthcare Team.
                                                                           Formerly, Analyst, Robertson Stephens.
------------------------------- ---------------------------- ------------- -------------------------------------------
International Equity            Mark Phelps                                Chief Investment Officer, Managing
Portfolio Management Team                                                  Director, Portfolio Manager,
                                                                           International and Global Equity Teams;
                                                                           member, Dresdner RCM's overall global
                                                                           asset allocation committee. Formerly,
                                                                           Investment Adviser, Baltic plc.
------------------------------- ---------------------------- ------------- -------------------------------------------
                                Barbel Lenz                                Deputy CIO and Senior Portfolio Manager,
                                                                           International Equities and European
                                                                           Equities Teams.  Formerly, Portfolio
                                                                           Manager, Deutscher Investment Trust
                                                                           (DIT), a subsidiary of Dresdner Bank AG
                                                                           in Frankfurt.
------------------------------- ---------------------------- ------------- -------------------------------------------
                                Jonathan P. Bolton                         See Above.
------------------------------- ---------------------------- ------------- -------------------------------------------
Global Equity Portfolio
Management Team                 Thomas J. Ross                             See Above.
------------------------------- ---------------------------- ------------- -------------------------------------------
                                Jonathan P. Bolton                         See Above.
------------------------------- ---------------------------- ------------- -------------------------------------------
                                Scott J. Brown, CFA                        See Above.
------------------------------- ---------------------------- ------------- -------------------------------------------

Performance Information

     From time to time the Trust may make available certain information about the performance of some or all classes of shares of some or all of the Funds. Information about a Fund's performance is based on that Fund's (or its predecessor's) record to a recent date and is not intended to indicate future performance.

     The total return of the classes of shares of the Funds may be included in advertisements or other written material. When a Fund's total return is advertised, it will be calculated for the past year, the past five years, and the past ten years (or if the Fund has been offered for a period shorter than one, five or ten years, that period will be substituted) since the establishment of the Fund (or its predecessor series of PIMCO Advisors Funds), as more fully described below. For periods prior to the initial offering date of the advertised class of shares, total return presentations for such class will be based on the historical performance of an older class of the Fund (if any) restated, as necessary, to reflect any different sales charges and/or operating expenses (such as different administrative fees and/or 12b-1/servicing fee charges) associated with the newer class. In certain cases, such a restatement will result in performance which is higher than if the performance of the older class were not restated to reflect the different operating expenses of the newer class. In such cases, the Trust's advertisements will also, to the extent appropriate, show the lower performance figure reflecting the actual operating expenses incurred by the older class for periods prior to the initial offering date of the newer class. Total return for each class is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). Total return may be advertised using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures.

     The Funds may also provide current distribution information to their shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for a particular class of a Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the relevant class net asset value per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a class of a Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund's actual net investment income for that period.

     Performance information is computed separately for each class of a Fund. Each Fund may from time to time include the total return of each class of its shares in advertisements or in information furnished to present or prospective shareholders. The Value, Equity Income, Basic Value, Renaissance, RCM Balanced and Asset Allocation Funds may from time to time include the yield and total return of each class of their shares in advertisements or information furnished to present or prospective shareholders. Each Fund may from time to time include in advertisements the total return of each class (and yield of each class in the case of the Value, Equity Income, Basic Value, Renaissance, RCM Balanced and Asset Allocation Funds) and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Inc. as having the same investment objectives. Information provided to any newspaper or similar listing of the Fund's net asset values and public offering prices will separately present each class of shares. The Funds also may compute current distribution rates and use this information in their Prospectuses and Statement of Additional Information, in reports to current shareholders, or in certain types of sales literature provided to prospective investors.

     Investment results of the Funds will fluctuate over time, and any representation of the Funds' total return or yield for any prior period should not be considered as a representation of what an investor's total return or yield may be in any future period. The Trust's Annual and Semi-Annual Reports contain additional performance information for the Funds and are available upon request, without charge, by calling the telephone numbers listed on the cover of this Statement of Additional Information.

     The PIMCO RCM Funds were formerly a series of funds of Dresdner RCM Global Funds, Inc., and were reorganized into the respective Funds of the MMS Trust on February 1, 2002. Performance information shown (including that presented in any advertisements for the PIMCO RCM Funds) is based upon the historical performance of the predecessor funds of the PIMCO RCM Funds, adjusted as set forth herein.

     The PIMCO NACM Pacific Rim Fund was formerly a series of Nicholas-Applegate Institutional Funds and reorganized into a Fund of the MMS Trust on July 20, 2002. Performance information shown (including that presented in any advertisements for the PIMCO NACM Pacific Rim Fund) is based upon the historical performance of its predecessor fund, the Nicholas-Applegate Pacific Rim Fund, adjusted as set forth herein.

Calculation of Yield

     Quotations of yield for certain of the Funds may be based on all investment income per share (as defined by the SEC) during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                  YIELD = 2[( a-b + 1)6 -1]
                              ---
                              cd

         where    a = dividends and interest earned during the period,

                  b = expenses accrued for the period (net of reimbursements),

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

                  d = the maximum offering price per share on the last day of the period.

     The yield of a Fund will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the Trust allocated to the Fund or its classes of shares. These factors, possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund's various classes of shares. These yields do not take into account any applicable contingent deferred sales charges.

     The Trust, in its advertisements, may refer to pending legislation from time to time and the possible impact of such legislation on investors, investment strategy and related matters. This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields. At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Calculation of Total Return

     Quotations of average annual total return for a Fund, or a class of shares thereof, will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, five, and ten years (up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportionate share of Fund or class expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and that the maximum contingent deferred sales charge, if any, is deducted at the times, in the amounts, and under the terms disclosed in the Prospectuses and (ii) all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Under applicable regulations, any such information is required to be accompanied by standardized total return information.

     The performance results shown on the subsequent pages for the Value, Renaissance, Growth, Select Growth, Target, Opportunity, Growth & Income and Innovation Funds reflects the results of operations under these Funds' previous Sub-Adviser(s) for periods prior to May 8, 2000, May 8, 2000, May 7, 1999, March 6, 1999, July 1, 1999, March 6, 1999, March 6, 1999, July 1, 1999, March 6,
1999, November 15, 1994 and November 1, 2000 respectively. These Funds would not necessarily have achieved the results shown under their current investment management arrangements.

     The table below sets forth the average annual total return of certain classes of shares of the following Funds for periods ended June 30, 2002. For periods prior to the "Inception Date" of a particular class of a Fund's shares, total return presentations for the class are based on the historical performance of Institutional Class shares of the Fund (the oldest class) adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and administrative fee charges.

          Average Annual Total Return for Periods Ended June 30, 2002*

------------------- ----------------- ------------- ------------ ------------ --------------------- ------------ --------------
                                                                              Since Inception       Inception    Inception
                                                                              of Fund               Date of      Date of
Fund                Class**           1 Year        5 Years      10 Years     (Annualized)          Fund         Class
------------------- ----------------- ------------- ------------ ------------ --------------------- ------------ --------------
Value               Institutional     -3.31%        11.60%       15.24%       14.69%                12/30/91     12/30/91
                    Administrative    -3.67%        11.27%       14.93%       14.38%                             8/21/97
                    Class A           -9.02%        9.90%        14.14%       13.62%                             1/13/97
                    Class B           -8.64%        10.08%       14.11%       13.59%                             1/13/97
                    Class C           -5.32%        10.31%       13.93%       13.38%                             1/13/97
                    Class D           -3.73%        11.19%       14.81%       14.25%                             4/8/98
------------------- ----------------- ------------- ------------ ------------ --------------------- ------------ --------------
Small-Cap Value     Institutional     14.25%        9.98%        14.01%       14.01%                10/1/91      10/1/91
                    Administrative    13.85%        9.67%        13.71%       13.71%                             11/1/95
                    Class A           7.50%         8.30%        12.91%       12.95%                             1/20/97
                    Class B           7.87%         8.42%        12.88%       12.92%                             1/20/97
                    Class C           11.89%        8.71%        12.71%       12.71%                             1/20/97
                    Class D           13.80%        9.54%        13.56%       13.55%                             6/28/02
------------------- ----------------- ------------- ------------ ------------ --------------------- ------------ --------------
Capital             Institutional     -16.08%       6.67%        13.59%       13.36%                3/8/91       3/8/91
Appreciation        Administrative    -16.28%       6.39%        13.31%       13.08%                             7/31/96
                    Class A           -21.03%       5.13%        12.55%       12.39%                             1/20/97
                    Class B           -21.21%       5.32%        12.52%       12.36%                             1/20/97
                    Class C           -17.86%       5.54%        12.36%       12.13%                             1/20/97
                    Class D           -16.43%       6.34%        13.19%       12.96%                             4/8/98
------------------- ----------------- ------------- ------------ ------------ --------------------- ------------ --------------
Mid-Cap             Institutional     -14.71%       6.63%        13.20%       12.85%                8/26/91      8/26/91
                    Administrative    -15.10%       6.36%        12.91%       12.56%                             11/30/94
                    Class A           -19.72%       5.01%        12.12%       11.81%                             1/13/97
                    Class B           -19.85%       5.15%        12.08%       11.78%                             1/13/97
                    Class C           -16.53%       5.41%        11.92%       11.57%                             1/13/97
                    Class D           -14.98%       6.28%        12.80%       12.44%                             4/8/98
------------------- ----------------- ------------- ------------ ------------ --------------------- ------------ --------------
Emerging            Institutional     4.95%         9.97%                     15.43%                6/25/93      6/25/93
Companies           Administrative    4.65%         9.70%                     15.15%                             4/1/96

------------------- ----------------- ------------- ------------ ------------ --------------------- ------------ --------------
Select Growth***    Institutional     -26.11%       0.09%                     7.40%                 12/28/94     12/28/94
                    Administrative    -26.33%       -0.21%                    7.10%                              5/31/95
                    Class A           -30.48%       -1.42%                    6.18%                              3/31/00
                    Class B           -30.66%       -1.33%                    6.20%                              3/31/00
                    Class C           -27.68%       -1.02%                    6.21%                              3/31/00
                    Class D           -26.45%       -0.26%                    7.01%                              3/31/00
------------------- ----------------- ------------- ------------ ------------ --------------------- ------------ --------------
Growth & Income***  Institutional     -23.45%       12.22%                    15.48%                12/28/94     12/28/94
                    Administrative    -23.69%       11.89%                    15.16%                             4/16/01
                    Class A           -28.04%       10.47%                    14.13%                             7/31/00
                    Class B           -28.28%       10.75%                    14.13%                             7/31/00
                    Class C           -25.15%       10.90%                    14.14%                             7/31/00
                    Class D           -23.95%       11.69%                    14.97%                             7/31/00
------------------- ----------------- ------------- ------------ ------------ --------------------- ------------ --------------
Tax-Efficient       Institutional     1.46%         N/A                       4.52%                 6/30/98      6/30/98
Structured          Administrative    1.20%         N/A                       4.25%                              N/A
Emerging Markets
------------------- ----------------- ------------- ------------ ------------ --------------------- ------------ --------------
Mega-Cap            Institutional     -26.23%       N/A                       -14.74%               8/31/99      8/31/99
                    Administrative    -26.42%       N/A                       -14.95%                            N/A
------------------- ----------------- ------------- ------------ ------------ --------------------- ------------ --------------


------------------- ----------------- ------------- ------------ ------------ --------------------- ------------ --------------
Basic Value         Institutional     6.40%         N/A                       11.97%                5/8/00       5/8/00
                    Administrative    6.14%         N/A                       11.70%                             N/A
                    Class A           0.05%         N/A                       8.52%                              7/19/02
                    Class B           0.14%         N/A                       9.39%                              7/19/02
                    Class C           4.14%         N/A                       10.65%                             7/19/02
                    Class D           5.87%         N/A                       11.42%                             7/19/02
------------------- ----------------- ------------- ------------ ------------ --------------------- ------------ --------------
Equity Income       Institutional     0.96%         N/A                       11.85%                5/8/00       5/8/00
                    Administrative    0.67%         N/A                       11.55%                             5/8/00
                    Class A           -5.13%        N/A                       8.37%                              10/31/01
                    Class B           -4.73%        N/A                       9.24%                              10/31/01
                    Class C           -1.26%        N/A                       10.43%                             10/31/01
                    Class D           0.40%         N/A                       11.26%                             10/31/01
------------------- ----------------- ------------- ------------ ------------ --------------------- ------------ --------------

 * Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, Class B and Class C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.

** For all Funds listed above, Class A, Class B, Class C, Class D and Administrative Class total return presentations for periods prior to the Inception Date of a particular class reflect the prior performance of Institutional Class shares of the Fund (the oldest class) adjusted to reflect the actual sales charges (none in the case of Class D and the Administrative Class) of the newer class. The adjusted performance also reflects the higher Fund operating expenses applicable to Class A, Class B, Class C, Class D and Administrative Class shares. These include (i) 12b-1 distribution and servicing fees, which are not paid by the Institutional Class and are paid by Class B and Class C (at a maximum rate of 1.00% per annum) and Class A and the Administrative Class (at a maximum rate of .25% per annum), and may be paid by Class D (at a maximum rate of .25% per annum) and (ii) administrative fee charges associated with Class A, Class B and Class C shares (a maximum differential of .45% per annum) and Class D shares (a maximum differential of 0.70% per annum).

*** The investment objective and policies of the Select Growth Fund were changed effective April 1, 2000. The investment objective and policies of the Growth & Income Fund were changed effective August 1, 2000. Performance information for prior periods does not necessarily represent results that would have been obtained had the current investment objective and policies been in effect for all periods.

         The following table sets forth the average annual total return of certain classes of shares of the following Funds (each of which, except for the Tax-Efficient Equity, Global Innovation and Asset Allocation Funds, was a series of PAF prior to its reorganization as a Fund of the Trust on January 17, 1997) for periods ended June 30, 2002. Accordingly, "Inception Date of Fund" for these Funds refers to the inception date of the PAF predecessor series.

          Average Annual Total Return for Periods Ended June 30, 2002

------------------- ----------------- ------------- ------------ ------------ ------------------ ------------ --------------
                                                                              Since Inception    Inception    Inception
                                                                              of Fund            Date of      Date of
Fund                Class**           1 Year        5 Years      10 Years     (Annualized)       Fund         Class
------------------- ----------------- ------------- ------------ ------------ ------------------ ------------ --------------
Renaissance**        Class A          -0.37%        15.46%         17.04%        14.32%#          4/18/88     2/1/91
                     Class B          -0.19%        15.64%         16.99%        14.29%                       5/22/95
                     Class C          3.70%         15.90%         16.83%        13.92%                       4/18/88
                     Class D          5.46%         16.83%#        17.73%#       14.79%#                      4/8/98
                     Institutional    5.89%         17.10%#        18.10%#       15.18%#                      12/30/97
                     Administrative   5.70%         16.88%#        17.84%#       14.91%#                      8/31/98
-------------------- ---------------- ------------- -------------- ------------- --------------- ------------ ---------------
Growth               Class A          -29.82%       1.02%          7.88%         12.60%#          2/24/84     10/26/90
                     Class B          -29.94%       1.13%          7.82%         12.59%                       5/23/95
                     Class C          -27.02%       1.37%          7.67%         12.11%                       2/24/84
                     Class D          -25.76%       2.12%#         8.46%#        12.94%#                      1/31/00
                     Institutional    -25.42%       2.52%#         8.89%#        13.39%#                      3/31/99
                     Administrative   -25.65%       2.20%#         8.59%#        13.09%#                      3/31/99
-------------------- ---------------- ------------- -------------- ------------- --------------- ------------ ---------------
Target               Class A          -34.81%       5.74%          N/A           11.70%           12/17/92    12/17/92
                     Class B          -34.99%       5.99%          N/A           11.70%                       5/22/95
                     Class C          -32.25%       6.24%          N/A           11.57%                       12/17/92
                     Class D          -31.04%       6.92%          N/A           12.35%                       6/9/00
                     Institutional    -30.77%       7.22%#         N/A           12.78%#                      3/31/99
                     Administrative   -30.95%       7.15%#         N/A           12.61%#                      3/31/99
-------------------- ---------------- ------------- -------------- ------------- --------------- ------------ ---------------
Opportunity          Class A          -25.54%       -0.24%         9.57%         13.33%#          2/24/84     12/17/90
                     Class B          -25.72%       -0.01%         9.55%         13.32%                       3/31/99
                     Class C          -22.54%       0.17%          9.39%         12.85%                       2/24/84
                     Class D          -21.16%#      0.93%#         10.21%#       13.73%#                      N/A
                     Institutional    -20.85%       1.13%#         10.53%#       14.09%#                      3/31/99
                     Administrative   -21.06%       0.98%#         10.32%#       13.83%#                      3/31/99
-------------------- ---------------- ------------- -------------- ------------- --------------- ------------ ---------------
Innovation           Class A          -54.72%       0.86%          N/A           8.82%            12/22/94     12/22/94
                     Class B          -54.80%       1.03%          N/A           8.88%                        5/22/95
                     Class C          -52.91%       1.32%          N/A           8.87%                        12/22/94
                     Class D          -52.04%       2.13%          N/A           9.73%                        4/8/98
                     Institutional    -51.92%       2.35%#         N/A           10.03%#                      3/5/99
                     Administrative   -52.05%       2.16%#         N/A           9.81%#                       3/10/00
-------------------- ---------------- ------------- -------------- ------------- --------------- ------------ ---------------
Tax-Efficient        Class A          -22.58%       N/A            N/A           -5.45%           7/10/98      7/10/98
Equity               Class B          -22.76%       N/A            N/A           -5.54%                       7/10/98
                     Class C          -19.51%       N/A            N/A           -4.81%                       7/10/98
                     Class D          -18.12%       N/A            N/A           -4.15%                       7/10/98
                     Institutional    -17.82%       N/A            N/A           -3.69%#                      7/2/99
                     Administrative   -18.02%       N/A            N/A           -3.98%#                      9/30/98
-------------------- ---------------- ------------- -------------- ------------- --------------- ------------ ---------------
Global Innovation    Class A          -49.78%       N/A            N/A           -24.01%          12/31/99     12/31/99
                     Class B          -49.82%       N/A            N/A           -23.68%                      3/31/00
                     Class C          -47.71%       N/A            N/A           -22.74%                      3/31/00
                     Class D          -46.81%       N/A            N/A           -22.21%                      3/31/00
                     Institutional    -46.57%       N/A            N/A           -21.92%#                     3/31/00
                     Administrative   -46.77%#      N/A            N/A           -22.16%#                     --------
-------------------- ---------------- ------------- -------------- ------------- --------------- ------------ ---------------
Asset Allocation     Class A          -9.67%        N/A            N/A           3.01%                        9/30/98
                     Class B          -9.81%        N/A            N/A           3.11%                        9/30/98
                     Class C          -5.98%        N/A            N/A           3.80%                        9/30/98
                     Institutional    -3.89%#       N/A            N/A           5.16%#                       3/01/99
                     Administrative   -3.84%#       N/A            N/A           4.96%#                       3/01/99
-------------------- ---------------- ------------- -------------- ------------- --------------- ------------ ---------------

 * Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, B and C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.

** The investment objective and policies of the Renaissance Fund, Select Growth Fund and International Fund were changed effective February 1, 1992, March 31, 2000 and September 1, 1992, respectively. Performance information for prior periods does not necessarily represent results that would have been obtained had the current investment objective and policies been in effect for all periods.

*** Class A, Class B, Class D, Institutional Class and Administrative Class total return presentations for the Funds listed for periods prior to the Inception Date of the particular class of a Fund (with the exception of Class D, Institutional Class and Administrative Class shares of the Innovation Fund, Class D, Institutional Class and Administrative Class shares of the Target Fund, Institutional and Administrative Class shares of the Tax-Efficient Equity Fund and Class B, C and D and Institutional and Administrative Class shares of the Global Innovation Fund and Institutional and Administrative Class performance of the Asset Allocation Fund) reflect the prior performance of Class C shares of the Fund, adjusted to reflect the actual sales charges (or no sales charges in the case of Class D, Institutional Class and Administrative Class shares) of the newer class. The adjusted performance also reflects any different operating expenses associated with the newer class. These include (i) 12b-1 distribution and servicing fees, which are paid by Class C and Class B (at a maximum rate of 1.00% per annum) and Class A and the Administrative Class (at a maximum rate of ..25% per annum), may be paid by Class D (at a maximum rate of .25% per annum), and are not paid by the Institutional Class and (ii) administrative fee charges, which are lower than Class A, B and C charges for the Institutional and Administrative Classes (a maximum differential of .45% per annum) and higher for Class D (a maximum differential of .25% per annum). (Administrative fee charges are the same for Class A, B and C shares.) Performance presentations for periods prior to the Inception Date of Class D, Institutional Class and Administrative Class shares of the Innovation Fund, Class D, Institutional Class and Administrative Class shares of the Target Fund, Administrative Class Shares of the Tax-Efficient Equity Fund, Class B, C and D and Institutional Class shares of the Global Innovation Fund, and Institutional and Administrative Class performance of the Asset Allocation Fund are based on the historical performance of Class A shares (which were also offered since inception of the Fund), adjusted in the manner described above.

Note also that, prior to January 17, 1997, Class A, Class B and Class C shares of the former PAF series were subject to a variable level of expenses for such services as legal, audit, custody and transfer agency services. As described in the Class A, B and C Prospectus, for periods subsequent to January 17, 1997, Class A, Class B and Class C shares of the Trust are subject to a fee structure which essentially fixes these expenses (along with other administrative expenses) under a single administrative fee based on the average daily net assets of a Fund attributable to Class A, Class B and Class C shares (although the Funds bear certain of their other expenses, as described in the Prospectuses and elsewhere in this Statement of Additional Information). Under the current fee structure, the Growth Fund, Target Fund, Opportunity Fund and International Fund are expected to have higher total Fund operating expenses than their predecessors had under the fee structure for PAF (prior to January 17, 1997). All other things being equal, such higher expenses have an adverse effect on total return performance for these Funds after January 17, 1997.

(#) Where noted, the method of adjustment used in the table above for periods prior to the Inception Date of the noted classes of the noted Funds resulted in performance for the period shown which is higher than if the historical Class C or Class A share performance (i.e., the older class used for prior periods) were not adjusted to reflect the lower operating expenses of the newer class. The following table shows the lower performance figures that would be obtained if the performance for newer classes with lower operating expenses were calculated by essentially tacking to such classes' actual performance the actual performance (with adjustment for actual sales charges) of the older Class of shares, with their higher operating expenses, for periods prior to the initial offering date of the newer class (i.e., the total return presentations below are based, for periods prior to the Inception Date of the noted classes, on the historical performance of the older class adjusted to reflect the current sales charges (if any) associated with the newer class, but not reflecting lower operating expenses associated with the newer class, such as lower administrative fee charges and/or 12b-1 distribution and servicing fee charges).

                  Total Return for Periods Ended June 30, 2002*
             (with no adjustment for operating expenses of the noted
               classes for periods prior to their inception dates)

          ------------------- ------------------ ----------- ----------- ------------- -----------------
                                                                                       Since Inception
                                                                                       of Fund
          Fund                Class              1 Year      5 Years     10 Years      (Annualized)
          ------------------- ------------------ ----------- ----------- ------------- -----------------
          Renaissance                   Class A  --- ---     --- ---     ---  ---      14.15%
                                        Class D  --- ---     16.69%      17.23%        14.19%
                                  Institutional  --- ---     16.97%      17.36%        14.28%
                                 Administrative  --- ---     16.63%      17.19%        14.17%
          ------------------- ------------------ ----------- ----------- ------------- -----------------
          Growth                        Class A  --- ---     --- ---     --- ---       12.30%
                                        Class D  --- ---     1.73%       7.86%         12.22%
                                  Institutional  --- ---     2.12%       8.06%         12.33%
                                 Administrative  --- ---     1.89%       7.94%         12.26%
          ------------------- ------------------ ----------- ----------- ------------- -----------------
          Target                  Institutional  --- ---     7.08%       N/A           12.49%
                                 Administrative  --- ---     7.09%       N/A           12.50%
          ------------------- ------------------ ----------- ----------- ------------- -----------------
          Opportunity                   Class A  --- ---     --- ---     --- ---       13.02%
                                        Class D  -21.76%     0.17%       9.39%         12.85%
                                  Institutional  --- ---     0.72%       9.69%         13.02%
                                 Administrative  --- ---     0.66%       9.65%         13.00%
          ------------------- ------------------ ----------- ----------- ------------- -----------------
          Innovation              Institutional  --- ---     2.21%       N/A            9.79%
                                 Administrative  --- ---     1.82%       N/A            9.51%
          ------------------- ------------------ ----------- ----------- ------------- -----------------
          Tax-Efficient           Institutional  --- ---     N/A         N/A           -3.78%
          Equity                 Administrative  --- ---     N/A         N/A           -3.98%
          ------------------- ------------------ ----------- ----------- ------------- -----------------
          Global Innovation       Institutional  --- ---     N/A         N/A           -21.92%
                                 Administrative  -46.85%     N/A         N/A           -22.27%
          ------------------- ------------------ ----------- ----------- ------------- -----------------
          Asset Allocation        Institutional  -4.83%      N/A         N/A           4.68%
                                 Administrative  -4.72%      N/A         N/A           4.54%
          ------------------- ------------------ ----------- ----------- ------------- -----------------

     The following table sets forth the average annual total return of certain classes of shares of the PIMCO RCM Funds (each of which was a series of Dresdner RCM Global Funds, Inc. prior to its reorganization as a Fund of the Trust on February 1, 2002) for periods ended June 30, 2002. Accordingly, "Inception Date of Fund" for these Funds refers to the inception date of the Dresdner predecessor series. For periods prior to the "Inception Date" of a particular class of a Fund's shares, total return presentations for the class are based on the historical performance of the oldest class of shares of the Fund (either Institutional Class or Class D), adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and different administrative fee charges.

          Average Annual Total Return for Periods Ended June 30, 2002*

------------------- ----------------- ------------- ------------ ----------------- ---------------- ------------ --------------
                                                                                   Since
                                                                                   Inception        Inception    Inception
Fund                Class**           1 Year        5 Years      10 Years          of Fund          Date of      Date of Class
                                                                                   (Annualized)     Fund
RCM Biotechnology   Class A           -49.37%       N/A          N/A               14.94%           12/30/97     02/05/02
                    Class B           -49.53%       N/A          N/A               15.24%                        02/05/02
                    Class C           -47.40%       N/A          N/A               15.51%                        02/05/02
                    Class D           -46.43%       N/A          N/A               16.49%                        12/30/97
------------------- ----------------- ------------- ------------ ----------------- ---------------- ------------ --------------

                                      110

------------------- ----------------- ------------- ------------ ----------------- ---------------- ------------ --------------
RCM Emerging        Class A           -13.27%       N/A          N/A               0.69%            12/30/97     02/05/02
Markets             Class B           -13.43%       N/A          N/A               0.79%                         02/05/02
                    Class C           -9.82%        N/A          N/A               1.20%                         02/05/02
                    Class D           -8.22%        N/A          N/A               2.08%                         3/10/99
                    Institutional     -7.88%        N/A          N/A               2.41%                         12/30/97
------------------- ----------------- ------------- ------------ ----------------- ---------------- ------------ --------------
RCM Europe***       Class A           -24.65%       1.96%        4.04%             1.60%            4/5/90       02/05/02
                    Class B           -24.90%       2.11%        4.01%             1.57%                         02/05/02
                    Class C           -21.75%       2.32%        3.84%             1.30%                         02/05/02
                    Class D           -20.19%       3.26%        4.78%             2.22%                         4/5/90
                    Institutional     -20.10%       3.29%#       4.80%#            2.24%#                        3/3/00
------------------- ----------------- ------------- ------------ ----------------- ---------------- ------------ --------------
RCM Global Equity   Class A           -27.78%       N/A          N/A               -3.79%           12/30/98     02/05/02
                    Class B           -27.92%       N/A          N/A               -3.54%                        02/05/02
                    Class C           -24.91%       N/A          N/A               -2.96%                        02/05/02
                    Class D           -23.57%       N/A          N/A               -2.22%                        02/05/02
                    Institutional     -23.24%       N/A          N/A               -1.78%                        12/30/98
------------------- ----------------- ------------- ------------ ----------------- ---------------- ------------ --------------
RCM Global          Class A           -26.52%       14.93%       N/A               16.70%           12/31/96     02/05/02
Healthcare          Class B           -26.57%       15.14%       N/A               16.94%                        02/05/02
                    Class C           -23.54%       15.39%       N/A               17.05%                        02/05/02
                    Class D           -22.15%       16.35%       N/A               18.03%                        12/31/96
------------------- ----------------- ------------- ------------ ----------------- ---------------- ------------ --------------
RCM Global          Class A           -22.93%       8.20%         N/A              10.60%           12/31/96     02/05/02
Small-Cap           Class B           -23.12%       8.32%        N/A               10.79%                        02/05/02
                    Class C           -19.94%       8.59%        N/A               10.89%                        02/05/02
                    Class D           -18.34%       9.65%        N/A               11.96%                        3/10/99
                    Institutional     -18.09%        9.83%        N/A              12.15%                        12/31/96
------------------- ----------------- ------------- ------------ ----------------- ---------------- ------------ --------------
RCM Global          Class A           -40.44%       11.39%       N/A               14.07%           12/27/95     02/05/02
Technology          Class B           -40.61%       11.55%       N/A               14.20%                        02/05/02
                    Class C           -38.08%       11.82%       N/A               14.21%                        02/05/02
                    Class D           -36.92%       12.98%       N/A               15.41%                        1/20/99
                    Institutional     -36.68%       13.30%       N/A               15.73%                        12/27/95
------------------- ----------------- ------------- ------------ ----------------- ---------------- ------------ --------------
RCM International   Class A           -27.11%       -5.08%       N/A               2.84%            5/22/95      02/05/02
Growth Equity       Class B           -27.23%       -4.99%       N/A               2.87%                         02/05/02
                    Class C           -24.25%       -4.73%       N/A               2.87%                         02/05/02
                    Class D           -22.89%       -3.85%       N/A               3.84%                         3/10/99
                    Institutional     -22.56%       -3.57%       N/A               4.13%                         5/22/95
                    Administrative    -22.77%       -3.82%       N/A               3.86%                         02/05/02
------------------- ----------------- ------------- ------------ ----------------- ---------------- ------------ --------------
RCM Large-Cap       Class A           -27.21%       4.99%        N/A               7.81%            12/31/96     02/05/02
Growth              Class B           -27.35%       5.11%        N/A               8.00%                         02/05/02
                    Class C           -24.36%       5.38%        N/A               8.11%                         02/05/02
                    Class D           -22.83%       6.38%        N/A               9.13%                         3/2/99
                    Institutional     -22.68%       6.64%        N/A               9.40%                         12/31/96
                    Administrative    -22.87%       6.38%        N/A               9.13%                         02/05/02
------------------- ----------------- ------------- ------------ ----------------- ---------------- ------------ --------------
RCM Mid-Cap         Class A           -32.56%       2.15%        9.25%             15.33%           11/6/79      02/05/02
                    Class B           -32.16%       2.65%        9.27%             15.33%                        02/05/02
                    Class C           -29.30%       2.75%        9.19%             14.85%                        02/05/02
                    Class D           -28.16%       3.62%        10.17%            15.91%                        12/29/00
                    Institutional     -27.70%       4.00%        10.51%            16.23%                        10/31/79
                    Administrative    -28.17%       3.66%        10.19%            15.92%                        02/05/02
------------------- ----------------- ------------- ------------ ----------------- ---------------- ------------ --------------
RCM Small-Cap       Institutional     -24.71%       -6.91%       5.70%             5.59%            1/4/92       1/4/92
------------------- ----------------- ------------- ------------ ----------------- ---------------- ------------ --------------

                                      111

------------------- ----------------- ------------- ------------ ----------------- ---------------- ------------ --------------
RCM Tax-Managed     Class A           -24.51%       N/A          N/A               -2.83%           12/30/98     02/05/02
Growth              Class B           -24.62%       N/A          N/A               -2.80%                        02/05/02
                    Class C           -21.45%       N/A          N/A               -1.96%                        02/05/02
                    Class D           -20.12%       N/A          N/A               -1.26%                        2/12/99
                    Institutional     -19.98%       N/A          N/A               -1.13%                        12/30/98
------------------- ----------------- ------------- ------------ ----------------- ---------------- ------------ --------------

* For the Funds listed above, the performance information is that of the Fund under its prior fee arrangements which were in existence prior to the reorganization of the Funds on February 1, 2002. For the RCM Large-Cap Growth, RCM Mid-Cap, RCM Global Small-Cap, RCM Global Technology, RCM Global Equity, RCM Tax-Managed Growth, RCM International Growth Equity and RCM Emerging Markets Funds, performance shown for the Class D shares prior to the inception date of such shares is based on Institutional Class performance adjusted to reflect the distribution and/or service 12b-1 fees and other expenses historically paid by Class D shares.

** For the Funds listed above offering Class A, Class B, Class C, Class D and Administrative Class shares, total return presentations for periods prior to the Inception Date of such a class reflect the prior performance of Institutional Class shares of the Fund, the oldest class (with the exception of the RCM Europe Fund, whose Class A, Class B, Class C and Institutional Class performance are based upon the Class D shares, the oldest class), adjusted to reflect the actual sales charges (or no sales charges in the case of the Class D, Institutional Class and Administrative Class shares) of the newer class. The adjusted performance also reflects any different operating expenses associated with the newer class. These include (i) 12b-1 distribution and servicing fees, which are paid by Class C and Class B (at a maximum rate of 1.00% per annum) and Class A and the Administrative Class (at a maximum rate of 0.25% per annum), may be paid by Class D (at a maximum rate of 0.25% per annum), and are not paid by the Institutional Class and (ii) administrative fee charges, which are lower than Class A, B and C charges for the Institutional and Administrative Classes (a maximum differential of 0.45% per annum) and higher for Class D (a maximum differential of 0.25% per annum) (Administrative fee charges are the same for Class A, B and C shares.) Performance presentations for periods prior to the Inception Date of Class A, Class B, Class C and Institutional Class shares for the RCM Europe Fund are based on the historical performance of Class D shares (which were offered since the inception of the Fund), adjusted in the manner described above.

*** Institutional Class performance through March 3, 2000 (when I Class shares commenced operations) is based on Class D performance, restated to reflect the lower expenses of I Class shares. Returns through 5/3/99 when the Fund converted to an open-end investment company, reflect the performance of the Fund as a closed-end investment company. The expenses of the Fund as an open-end investment company may be higher than as a closed-end investment company due to additional fees, such as distribution and/or service fees.

(#) Where noted, the method of adjustment used in the table above for periods prior to the Inception Date of the noted class of the noted Fund resulted in performance for the period shown which is higher than if the historical Class D share performance (i.e., the older class used for prior periods) was not adjusted to reflect the lower operating expenses of the newer class. The following table shows the lower performance figures that would be obtained if the performance for the newer class with lower operating expenses was calculated by essentially tacking to such classes' actual performance the actual performance (with adjustment for actual sales charges) of the older Class of shares, with their higher operating expenses, for periods prior to the initial offering date of the newer class (i.e., the total return presentations below are based, for periods prior to the Inception Date of the noted classes, on the historical performance of the older class adjusted to reflect the current sales charges (if any) associated with the newer class, but not reflecting lower operating expenses associated with the newer class, such as lower administrative fee charges and/or 12b-1 distribution and servicing fee charges).

                  Total Return for Periods Ended June 30, 2002*
             (with no adjustment for operating expenses of the noted
               classes for periods prior to their inception dates)

          ------------------- ------------------ ----------- ----------- ------------- -----------------
                                                                                       Since Inception
                                                                                       of Fund
          Fund                Class              1 Year      5 Years     10 Years      (Annualized)
          ------------------- ------------------ ----------- ----------- ------------- -----------------
          RCM Europe          Institutional      --- ----    3.25%       4.78%         2.22%
          ------------------- ------------------ ----------- ----------- ------------- -----------------

     The following table sets forth the average annual total return of classes of shares of the PIMCO NACM Pacific Rim Fund (which was a series of Nicholas-Applegate Institutional Funds prior to its reorganization as a Fund of the Trust on July 20, 2002) for periods ended June 30, 2002. Accordingly, "Inception Date of Fund" for this Fund refers to the inception date of the Nicholas-Applegate predecessor series. The Nicholas-Applegate predecessor series of the NACM Pacific Rim Fund did not offer shares corresponding to the Fund's Class A, Class B, Class C or Class D shares. For periods prior to the "Inception Date" of a particular class of the Fund's shares, total return presentations for the class are based on the historical performance of the Institutional Class shares of the Fund, adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and different administrative fee charges.

          Average Annual Total Return for Periods Ended June 30, 2002*

                                                                         Since
                                                                         Inception        Inception      Inception
Fund             Class**        1 Year        5 Years        10 Years    of Fund          Date of Fund   Date of
                                                                         (Annualized)                    Class
---------------- -------------- ------------- -------------- ----------- ---------------- -------------- -------------
NACM Pacific     Class A        -7.07%        N/A            N/A         8.61%            12/31/97       7/19/02
Rim
---------------- -------------- ------------- -------------- ----------- ---------------- -------------- -------------
                 Class B        -7.28%        N/A            N/A         8.99%                           7/19/02
---------------- -------------- ------------- -------------- ----------- ---------------- -------------- -------------
                 Class C        -3.38%        N/A            N/A         9.17%                           7/19/02
---------------- -------------- ------------- -------------- ----------- ---------------- -------------- -------------
                 Class D        -1.66%        N/A            N/A         9.99%                           7/19/02
---------------- -------------- ------------- -------------- ----------- ---------------- -------------- -------------
                 Institutional  -1.22%        N/A            N/A         10.48%                          12/31/97
---------------- -------------- ------------- -------------- ----------- ---------------- -------------- -------------


     The following table sets forth the average annual total return (after taxes on distributions) of certain classes of shares of certain PIMCO Funds and certain PIMCO RCM Funds which advertise such after-tax returns for periods ended June 30, 2002. For periods prior to the "Inception Date" of a particular class of a Fund's shares, total return presentations for the class are based on the historical performance of the oldest class of shares of the Fund, adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and different administrative fee charges.

        Average Annual Total Return (After Taxes on Distributions) for Periods Ended June 30, 2002

                                                                         Since
                                                                         Inception        Inception      Inception
Fund             Class**        1 Year        5 Years        10 Years    of Fund          Date of Fund   Date of
                                                                         (Annualized)                    Class
---------------- -------------- ------------- -------------- ----------- ---------------- -------------- -------------
Tax-Efficient
Equity
---------------- -------------- ------------- -------------- ----------- ---------------- -------------- -------------
Tax-Efficient
Structured
Emerging
Markets
---------------- -------------- ------------- -------------- ----------- ---------------- -------------- -------------
RCM
Tax-Managed
Growth
---------------- -------------- ------------- -------------- ----------- ---------------- -------------- -------------


     The following table sets forth the average annual total return (after taxes on distributions and redemption) of certain classes of shares of certain PIMCO Funds and certain PIMCO RCM Funds which advertise such after-tax returns for periods ended June 30, 2002. For periods prior to the "Inception Date" of a particular class of a Fund's shares, total return presentations for the class are based on the historical performance of the oldest class of shares of the Fund, adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and different administrative fee charges.

   Average Annual Total Return (After Taxes on Distributions and Redemption) for Periods Ended June 30, 2002

                                                                         Since
                                                                         Inception        Inception      Inception
Fund             Class**        1 Year        5 Years        10 Years    of Fund          Date of Fund   Date of
                                                                         (Annualized)                    Class
---------------- -------------- ------------- -------------- ----------- ---------------- -------------- -------------
Tax-Efficient
Equity
---------------- -------------- ------------- -------------- ----------- ---------------- -------------- -------------
Tax-Efficient
Structured
Emerging
Markets
---------------- -------------- ------------- -------------- ----------- ---------------- -------------- -------------
RCM
Tax-Managed
Growth
---------------- -------------- ------------- -------------- ----------- ---------------- -------------- -------------


Other Performance Information

     Performance information for a Fund or Portfolio may also be compared to:
(i) the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Emerging Markets Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index, the Morgan Stanley Capital International Emerging Markets Free Index, the Morgan Stanley Capital International Europe Index, the Morgan

Stanley Capital International All Countries Ex-U.S. Index, the Morgan Stanley Capital International All Country World Index Free, the Morgan Stanley Capital International World Small Cap Index, the Morgan Stanley Capital International Pacific Index, the Morgan Stanley Capital International World Pharmaceuticals and Biotechnology Index , the Morgan Stanley Capital International World Healthcare Index, the Russell Midcap Growth Index, the Russell Midcap Value Index, the Russell 3000 Index, the Russell 1000 Growth Index, the Russell 2000 Growth Index, the Russell 2000 Index, the Russell Midcap Health Care Index, the Lehman Brothers Aggregate Bond Index, the Goldman Sachs Technology Index, the International Finance Corporation Emerging Markets Index, the Baring Emerging Markets Index, or other unmanaged indexes that measure performance of a pertinent group of securities; (ii) other groups of mutual funds tracked by Lipper Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Funds. Unmanaged indexes (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs or expenses. The Adviser and any of the Sub-Advisers may also report to shareholders or to the public in advertisements concerning the performance of the Adviser and/or the Sub-Advisers as advisers to clients other than the Trust, and on the comparative performance or standing of the Adviser and/or the Sub-Advisers in relation to other money managers. Such comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information, whether related to the Funds, the Adviser or the Sub-Advisers, should be considered in light of the Funds' investment objectives and policies, characteristics and quality, and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future.

     The total return and/or yield of each class may be used to compare the performance of each class of a Fund's shares against certain widely acknowledged standards or indexes for stock and bond market performance, against interest rates on certificates of deposit and bank accounts, against the yield on money market funds, against the cost of living (inflation) index, and against hypothetical results based on a fixed rate of return.

     The S&P's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 380 industrial, 10 transportation, 39 utilities and 71 financial services concerns. The S&P 500 represents about 73% of the market value of all issues traded on the New York Stock Exchange.

     The S&P's 400 Mid-Cap Index (the "S&P 400 Mid-Cap Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 400 stocks of companies whose capitalization range from $100 million to over $5 billion and which represent a wide range of industries. As of February 26, 1999, approximately 25% of the 400 stocks were stocks listed on the National Association of Securities Dealers Automated Quotations ("NASDAQ") system, 73% were stocks listed on the New York Stock Exchange and 2% were stocks listed on the American Stock Exchange. The Standard & Poor's Midcap 400 Index P/TR consists of 400 domestic stocks chosen for market size (median market capitalization of $1.54 billion), liquidity and industry group representation. It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value. The index is comprised of industrials, utilities, financials and transportation, in size order.

     The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the NASDAQ system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

     The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

     The Russell 1000 Growth Index is an unmanaged index containing those companies among the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which is comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The Russell 1000 Growth Index is considered generally representative of the market for large cap stocks.

     The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

     The Russell 2000 Small Stock Index is an unmanaged index of the 2000 smallest securities in the Russell 3000 Index, representing approximately 7% of the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the U.S. equity market by capitalization. The Russell 1000 Index is composed of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select. This large cap index is highly correlated with the S&P 500. The Russell 1000 Value Index contains stocks from the Russell 1000 Index with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select.

     The Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly-issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

     The Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,000 bonds. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher by an NRSRO.

     BanXquote Money Market, a service of Masterfund Inc., provides the average rate of return paid on 3-month certificates of deposit offered by major banks and the average rate paid by major banks on bank money market funds. The Donoghue Organization, Inc., a subsidiary of IBC USA Inc., publishes the Money Fund Report which lists the 7-day average yield paid on money market funds.

     The Russell Midcap Index is composed of the smallest 800 companies in the Russell 1000 Index. The Russell 1000 Index is made up of the 1,000 largest companies in the Russell 3000 Index, which is composed of the 3,000 largest U.S. companies by market capitalization and represents approximately 98% of the investable U.S. equity market.

     The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and low forecasted growth values. The stocks are also members of the Russell 1000 Value index.

     The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

     The Russell Midcap Health Care Index is composed of all medium and medium/small health care companies in the Russell 1000 Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

     The American Stock Exchange Biotechnology Index is an equal-dollar weighted index that attempts to measure the performance of a cross section of companies in the biotechnology industry that are involved primarily in the use of biological processes to develop products or provide services. This index was developed with a base level of 200 stocks as of October 18, 1991.

     The Nasdaq Biotechnology Index is a capitalization-weighted index that attempts to measure the performance of all NASDAQ stocks in the biotechnology sector. This index was developed with a base value of 200 stocks as of November 1, 1993.

     The MSCI Emerging Markets Free Index is a market capitalization- weighted index composed of 981 companies in 26 emerging market countries. The average market capitalization size of the listed companies is US$800 million.

     The MSCI-EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of the countries in Europe, Australasia, and the Far East. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

     The MSCI-ACWI Ex-U.S. Index is a market capitalization-weighted index composed of companies representative of the market structure of 47 developed and emerging market countries excluding the United States. Stock selection excludes securities which are not purchasable by foreigners. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

     The MSCI-ACWI-Free is a market capitalization weighted index composed of 1,784 companies with average market capitalizations of US $5.9 billion. The Index is representative of the market structure of 22 developed countries in North America, Europe and the Pacific Rim. The Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners. The Index is unmanaged.

     The MSCI World Small-Cap Index is a market capitalization weighted index composed of companies representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region. The Index aims to represent 40% of the small cap universe within each country by capturing 40% of each industry.

     The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI World Index currently consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

     The DAX 100 Index is an unmanaged index which is commonly used as a performance comparison for funds that invest primarily in Germany and which measures the total rate of return of the 100 most highly capitalized stocks traded on the Frankfurt Stock Exchange.

     The MSCI-Europe Index measures the total rate of return of nearly 600 stocks from 15 developed European countries.

     The MSCI-Pacific Index is composed of companies representative of the market structure of 6 developed market countries in the Pacific Basin, including Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. The Index is calculated without dividends or with gross dividends reinvested in both U.S. dollars and local currency. The Index is unmanaged.

     The Lehman Brothers Aggregate Bond Index is a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

     The Blended S&P 500 Index/Lehman Brothers Aggregate Bond Index is a blended index comprised of the performance of the two indexes weighted 60% Standard & Poor's 500 Index and 40% Lehman Brothers Aggregate Bond Index.

     The Goldman Sachs Technology Index is a modified capitalization-weighted index of companies involved in the internet-related sector of the technology industry.

     The Value Line Composite Index consists of approximately 1,700 common equity securities.

     The Nasdaq over-the-counter index is a value-weighted index composed of 4,500 stocks traded over the counter.

     From time to time, the Trust may use, in its advertisements and other information relating to certain of the Funds, data concerning the performance of stocks relative to that of fixed income investments and relative to the cost of living over various periods of time. The table below sets forth the annual returns for each calendar year from 1973 through 2001 (as well as a cumulative return and average annual return for this period) for the S&P 500 and Treasury bills (using the formula set forth after the table) as well as the rates of inflation (based on the Consumer Price Index) during such periods.

                                                                  Consumer Price
Period                       S&P 500         Treasury Bills            Index
--------------------------------------------------------------------------------
1973                         -14.66                6.93                8.80
1974                         -26.47                8.00               12.20
1975                          37.20                5.80                7.01
1976                          23.84                5.08                4.81
1977                          -7.18                5.12                6.77
1978                           6.56                7.18                9.03
1979                          18.44               10.38               13.31
1980                          32.42               11.24               12.40
1981                          -4.91               14.71                8.94
1982                          21.41               10.54                3.87
1983                          22.51                8.80                3.80
1984                           6.27                9.85                3.95
1985                          32.16                7.72                3.77
1986                          18.47                6.16                1.13
1987                           5.23                5.47                4.41
1988                          16.81                6.35                4.42
1989                          31.49                8.37                4.65
1990                          -3.17                7.81                6.11
1991                          30.55                5.60                3.06
1992                           7.67                3.51                2.90
1993                           9.99                2.90                2.75
1994                           1.31                3.90                2.67
1995                          37.43                5.60                2.54
1996                          23.07                5.21                3.32
1997                          33.36                5.26                1.70
1998                          28.58                4.86                1.61
1999                          21.04                4.68                2.68
2000                          -9.11                5.89                3.39
2001                         -11.88                3.83                1.55
--------------------------------------------------------------------------------
Cumulative Return
1973-2001                  3,055.66%             533.37%             282.19%
--------------------------------------------------------------------------------
Average Annual Return
1973-2001                     13.12%               6.81%               4.90%

     The average returns for Treasury bills were computed using the following method. For each month during a period, the Treasury bill having the shortest remaining maturity (but not less than one month) was selected. (Only the remaining maturity was considered; the bill's original maturity was not considered). The return for the selected Treasury bill was computed based on the price of the bill as of the last trading day of the previous month and the price on the last trading day of the current month. The price of the bill (P) at each time (t) is given by:

                  Pt =      1- rd
                              360
                          where,

r =decimal yield on the bill at time t (the average of bid and ask quotes); and d =the number of days to maturity as of time t.

     Advertisements and information relating to the Target Fund may use data comparing the performance of stocks of medium-sized companies to that of other companies. The following table sets forth the annual returns for each year from March 1981 (inception of Mid-Cap Index) through December 31, 2001 (as well as a cumulative return and average annual return for this period) for stocks of medium-sized companies (based on the Standard & Poor's Mid-Cap 400 Index), stocks of small companies (based on the Russell 2000 Index) and stocks of larger companies (based on the S&P 500).

                                 Small            Mid-Size          Large
Period                         Companies          Companies       Companies
---------------------------------------------------------------------------
1981 (2/28 -12/31)                2.15               12.82            -2.95
1982                             24.95               22.69            21.55
1983                             29.13               26.08            22.56
1984                             -7.30                1.18             6.27
1985                             31.05               35.59            31.73
1986                              5.68               16.21            18.66
1987                             -8.80               -2.04             5.25
1988                             25.02               20.87            16.61
1989                             16.26               35.55            31.69
1990                            -19.48               -5.12            -3.10
1991                             46.04               50.10            30.47
1992                             18.41               11.91             7.62
1993                             18.88               13.95            10.08
1994                             -1.82               -3.58             1.32
1995                             28.45               30.95            37.58
1996                             16.49               19.20            22.96
1997                             22.36               32.25            33.36
1998                             -2.55               19.11            28.58
1999                             21.26               14.72            21.04
2000                             -3.02               17.51            -9.10
2001                              2.49               -0.62           -11.87
---------------------------------------------------------------------------
Cumulative Return
2/28/81-12/31/01                876.80%           2,424.72%        1,564.74%
---------------------------------------------------------------------------
Average Annual Return
2/28/81-12/31/01                 11.56%              16.76%           14.45%
---------------------------------------------------------------------------

     From time to time, the Trust may use, in its advertisements and other information, data concerning the average price-to-earnings ("P/E") ratios of "Value Stocks" and "Growth Stocks." For these purposes, the P/E ratios of Value Stocks are measured by the P/E ratios of the stocks comprising the Russell 1000 Value Index, and the P/E ratios of Growth Stocks are measured by the P/E ratios of the stocks comprising the Russell 1000 Growth Index.

Both the Russell 1000 Value Index and Russell 1000 Growth Index are unmanaged indexes, and it is not possible to invest directly in either index. The table below sets forth the quarterly average P/E ratio of Value Stocks and the Average P/E ratio of Growth Stocks for the periods from October 1, 1992 through March 31, 2002.

                                 Average P/E ratio
Period
Ending                             Growth Stocks                 Value Stocks
------                             -------------                 ------------
12/31/92                               21.76                        21.40
3/31/93                                21.59                        22.36
6/30/93                                20.86                        21.41
9/30/93                                20.25                        21.05
12/31/93                               18.33                        17.84
3/31/94                                18.07                        17.69
6/30/94                                16.70                        16.31
9/30/94                                15.98                        15.28
12/31/94                               15.98                        14.97
3/31/95                                15.80                        14.62
6/30/95                                16.50                        14.87
9/30/95                                17.85                        16.17
12/31/95                               17.91                        15.82
3/31/96                                18.24                        16.07
6/30/96                                18.57                        15.93
9/30/96                                18.88                        15.80
12/31/96                               20.45                        17.03
3/31/97                                20.28                        16.78
6/30/97                                22.85                        18.44
9/30/97                                23.80                        19.60
12/31/97                               22.93                        19.06
3/31/98                                26.46                        21.32
6/30/98                                26.55                        20.69
9/30/98                                25.77                        19.31
12/31/98                               31.31                        22.92
3/31/99                                39.46                        24.33
6/30/99                                45.05                        25.93
9/30/99                                43.93                        23.80
12/31/99                               52.31                        23.60
3/31/00                                55.58                        22.94
6/30/00                                54.43                        22.66
9/30/00                                60.60                        20.00
12/31/00                               48.20                        19.80
3/31/01                                36.80                        19.10
6/30/01                                38.90                        19.80
9/30/01                                32.90                        19.00
12/31/01                               26.4                         15.2
3/31/02                                25.8                         15.9


     Advertisements and information relating to the Growth Fund may use data comparing the performance of a hypothetical investment in Growth Stocks, Value Stocks, "Bonds" and "Savings Accounts." For these purposes, the performance of an investment in "Bonds" is measured by the Lehman Aggregate Bond Index, an unmanaged index representative of the U.S. taxable fixed income universe. It is not possible to invest in this index. The performance of an investment in "Savings Accounts" is measured by the return on 3-month U.S. Treasury bills. Similarly, advertisements and information relating to the Renaissance Fund may use data comparing the performance of a hypothetical investment in "Stocks," Bonds and Savings Accounts. For these purposes, the performance of the investment in "Stocks" is measured by the S&P 500, while the performance of Bonds and Savings Accounts is measured as discussed above. The table below sets forth the value at March 31, 2002 of a hypothetical $10,000 investment in Stocks, Growth Stocks, Value Stocks, Bonds and Savings Accounts made on March 31, 1982.

Asset                                March 31, 2002 Value of $10,000 Investment
Category                                      made at March 31, 1982
--------------                      -------------------------------------------
Growth Stocks                                        $144,652
Value Stocks                                         $196,851
Stocks                                               $184,564
Bonds                                                $ 72,380
Savings Accounts                                     $ 32,301

     Advertisements and information may compare the average annual total return at net asset value of Class A shares of the Growth, Renaissance, Innovation, Opportunity, Target, Capital Appreciation, Mid-Cap, Value, Small-Cap Value, Tax-Efficient Equity, Select Growth, Global Innovation, Growth and Income and Equity Income Funds with that of the Lipper Large-Cap Growth Fund Average, Lipper Mid-Cap Value Fund Average, Lipper Science & Technology Fund Average, Lipper Small-Cap Growth Fund Average, Lipper Mid-Cap Growth Fund Average, Lipper Large-Cap Core Fund Average, Lipper Mid-Cap Core Fund Average, Lipper Multi-Cap Value Fund Average, Lipper Small-Cap Value Fund Average, Lipper Large-Cap Core Fund Average, Lipper Large-Cap Growth Fund Average, Lipper Science & Technology Fund Average, Lipper Large-Cap Core Fund Average and Lipper Equity Income Fund Average, respectively. The Innovation Fund may also be compared to the S&P 500. The Lipper Averages are described in the Funds' Prospectuses. None of the averages take into account sales charges. Sales charges would lower the returns shown. It is not possible to invest directly in the averages. The average annual total return of the Funds and the respective averages are set forth below. The inception dates of the Funds are set forth in the tables under "Calculation of Total Return."

            Average Annual Total Return

                                                                 (for periods ended 6/30/02)
                                                                 ---------------------------
                                                                                                           Fund
                                             1 Year         3 Years        5 Years        10 Years       Inception
                                             ------         -------        -------        --------       ---------
Growth Fund                                 -25.73%        -12.71%          2.17%           8.49%         12.95%
Lipper Large-Cap Growth Fund Average        -25.53%        -13.48%          0.82%           8.53%         10.87%

Renaissance Fund                              5.43%         14.67%         16.78%          17.70%         14.77%
Lipper Mid-Cap Value Fund Average            -0.11%          7.10%          8.14%          12.26%         11.33%

Innovation Fund                             -52.09%        -22.68%          2.01%              -           9.64%
Lipper Science and Technology               -44.60%        -21.16%         -0.05%              -           6.92%
  Fund Average

S&P 500                                       0.21%         -2.54%         10.17%              -          12.64%

Opportunity Fund                            -21.21%         -4.07%          0.89%          10.19%         13.68%
Lipper Small-Cap Growth                     -22.14%         -1.24%          3.71%           9.98%          9.89%
  Fund Average

Target Fund                                 -31.02%         -1.75%          6.94%              -          12.36%
Lipper Mid-Cap Growth Fund                  -25.16%         -5.47%          2.77%              -           7.87%
  Average

Capital Appreciation Fund                   -16.43%         -2.33%          6.32%          13.19%         12.96%
Lipper Large-Cap Core                       -19.06%         -9.43%          2.06%           9.57%          9.62%
  Fund Average

                                      121

                                                                 (for periods ended 6/30/02)
                                                                 ---------------------------
                                                                                                           Fund
                                             1 Year         3 Years        5 Years        10 Years       Inception
                                             ------         -------        -------        --------       ---------
Mid-Cap Fund                                -15.04%          2.47%          6.20%          12.75%         12.40%
Lipper Mid-Cap Core                         -11.25%          3.24%          7.44%          12.32%         11.76%
  Fund Average

Value Fund                                   -3.72%          8.45%         11.16%          14.79%         14.23%
Lipper Multi-Cap Value Fund Average         -10.19%         -0.80%          5.81%          11.88%         11.55%

Small-Cap Value Fund                         13.76%         12.45%          9.53%          13.55%         13.55%
Lipper Small-Cap Value Fund Average           5.69%         12.00%          8.92%          13.70%         13.70%

Tax-Efficient Equity Fund                   -18.08%         -9.93%          -               -             -4.09%
Lipper Large-Cap Core Fund Average          -19.06%         -9.43%          -               -             -2.66%

Select Growth Fund                          -26.44%        -17.87%         -0.30%           -              6.98%
Lipper Large-Cap Growth Fund Average        -25.53%        -13.48%          0.82%           -              8.78%

Global Innovation Fund                      -46.85%          -              -               -            -22.27%
Lipper Science & Technology                 -44.60%          -              -               -            -39.85%
  Fund Average

Growth & Income Fund                        -23.85%          2.99%         11.73%           -             14.99%
Lipper Large-Cap Core Fund Average          -19.06%         -9.43%          2.06%           -             10.05%

Equity Income Fund                            0.39%          -              -               -             11.26%
Lipper Equity Income Fund Average           -10.33%          -              -               -             -2.93%

Advertisements and information may compare the average annual total return at net asset value of Class A shares of the PIMCO RCM Funds, with the Lipper Averages set forth below. The Lipper Averages are described in the Funds' Prospectuses. None of the averages take into account sales charges. Sales charges would lower the returns shown. It is not possible to invest directly in the averages. The average annual total return of the Funds and the respective averages are set forth below. The inception dates of the Funds are set forth in the tables under "Calculation of Total Return."

              Average Annual Total Return for periods ended 6/30/02

                                                                                                           Fund
                                              1 Year         3 Years        5 Years           10 years    Inception
                                              ------         -------        -------           --------    ---------
RCM Global Small-Cap Fund                   -18.45%          2.71%          9.43%              -          11.74%
Lipper Global Small Cap                     -11.64%          0.74%          2.69%              -           4.06%
   Fund Average

RCM Global Technology Fund                  -36.98%         -9.35%         12.66%              -          15.06%
Lipper Science & Technology Fund            -44.60%        -21.16%         -0.50%              -           2.84%
  Average

RCM Global Healthcare Fund                  -22.24%         16.02%         16.24%              -          17.91%
Lipper Health Biotechnology Fund            -26.00%          6.67%          7.85%              -           9.44%
  Average

RCM International Growth Equity Fund        -22.87%        -11.82%         -4.00%              -           3.67%
  Lipper International Fund Average         -10.17%         -5.26%         -0.71%              -           3.63%

                                      122

                                                                                                           Fund
                                              1 Year         3 Years        5 Years           10 years    Inception
                                              ------         -------        -------           --------    ---------
RCM Emerging Markets Fund                    -8.22%         -1.91%          -                  -           1.97%
  Lipper Emerging Markets Fund Average        1.31%         -3.72%          -                  -          -3.24%

RCM Europe Fund                             -20.26%         -6.87%          3.12%              4.63%       2.07%
  Lipper European Region Fund Average        -8.03%         -3.35%          2.55%              7.64%       6.13%

RCM Large-Cap Growth Fund                   -22.97%         -9.51%          6.18%              -           8.93%
  Lipper Large Cap Growth Fund Average      -25.53%        -13.48%          0.82%              -           3.42%

RCM Tax-Managed Growth Fund                 -20.12%         -7.58%          -                  -          -1.25%
  Lipper Large Cap Growth Fund Average      -25.53%        -13.48%          -                  -          -8.81%

RCM Small-Cap Fund*                         -24.71%        -13.35%         -6.91%              5.70%       5.59%
  Lipper Small Cap Fund Average             -22.14%         -1.24%          3.71%              9.98%       7.97 %

RCM Biotechnology Fund                      -46.43%         15.72%          -                  -          16.40%
  Lipper Health/Biotechnology Fund          -26.00%          6.67%          -                  -           7.52%
  Average

RCM Mid-Cap Fund                            -28.64%         -6.37%          3.32%              9.87%      15.62%
  Lipper Mid-Cap Growth Fund Average        -25.16%         -5.47%          2.27%              9.44%      11.64%

RCM Global Equity Fund                      -23.57%         -5.56%          -                  -          -2.22%
  Lipper Global Funds Average               -14.37%         -5.00%          -                  -          -1.30%

*The data shown for this Fund represents the average annual total returns at net asset value of Institutional Class shares of the Fund.

     Advertisements and other information may compare the average annual total return at net asset value of Class A shares of the Funds with the maximum offering prices per share of the Funds. The returns shown in the table below reflect those of Class A shares of the Funds at net asset value and include sales charges which lower performance. The inception dates of the Funds are set forth in the tables under "Calculation of Total Return."

   Average Annual Total Return

                                                              (for periods ended 6/30/02)
                                                              ---------------------------
                                                                                                        Fund
                                       1 Year        3 Years           5 Years          10 Years        Inception
                                       ------        -------           -------          --------        ---------
Growth Fund                            -29.82        -14.34            1.02             7.88            12.60

Renaissance Fund                       -0.37         12.53             15.46            17.04           14.32

Innovation Fund                        -54.72        -24.13            0.86             ------          8.82

Opportunity Fund                       -25.54        -5.86             -0.24            9.57            13.33

Target Fund                            -34.81        -3.59             5.74             ------          11.70

Capital Appreciation Fund              -21.03        -4.15             5.13             12.55           12.39

Mid-Cap Fund                           -19.72        0.56              5.01             12.12           11.81

                                                              (for periods ended 6/30/02)
                                                              ---------------------------
                                                                                                        Fund
                                       1 Year        3 Years           5 Years          10 Years        Inception
                                       ------        -------           -------          --------        ---------
Value Fund                             -9.02         6.42              9.90             14.14           13.62

Small-Cap Value Fund                   7.50          10.34             8.30             12.91           12.95

Tax-Efficient Equity Fund              -22.58        -11.60            ------           ------          -5.45

Select Growth Fund                     -30.48        -19.40            -1.42            ------          6.18

Global Innovation Fund                 -49.78        ------            ------           ------          -24.01

Growth & Income Fund                   -28.04        1.07              10.47            ------          14.13

Equity Income Fund                     -5.13         ------            ------           ------          8.37

RCM Global Small Cap Fund              -22.93        0.79              8.2              ------          10.60

RCM Global Technology Fund             -40.44        -11.05            11.39            ------          14.07

RCM Global Healthcare Fund             -26.52        13.85             14.93            ------          16.70

RCM International Growth Equity Fund   -27.11        -13.47            -5.08            ------          2.84

RCM Emerging Markets Fund              -13.27        -3.74             ------           ------          0.69

RCM Europe Fund                        -24.65        -8.61             1.96             4.04            1.60

RCM Large-Cap Growth Fund              -27.21        -11.20            4.99             ------          7.81

RCM Tax-Managed Growth Fund            -24.51        -9.31             ------           ------          -2.83

RCM Small-Cap Fund                     ------        ------            ------           ------          ------

RCM Biotechnology Fund                 -49.37        13.56             ------           ------          14.94

RCM Mid-Cap Fund                       -32.56        -8.12             2.15             9.25            15.33

RCM Global Equity Fund                 -27.78        -7.32             ------           ------          -3.79


     From time to time, the Trust may use, in its advertisements and other information, data comparing the average annual total return of "Small-Caps," which are stocks represented by the Ibbotson's U.S. Small Company Stock Total Return Index, and "Large-Caps," which are stocks represented by the Standard & Poors 500 Stock Composite Index. Both indexes are unmanaged indexes, and it is not possible to invest directly in either index. For example, for the period from December 31, 1926 through December 31, 2000, the average annual total return of Small-Caps was 12.4%, and for Large-Caps was 11.0%.

     Advertisements and other information relating to the Funds may list the annual total returns of certain asset classes during specified years. In such advertisements, the return of "Small Company Stocks" will be measured by the Russell 2000 Index of small company stocks, the returns of "Large Company Stocks" will be measured by the S&P 500, and the return of "Intermediate-Term Government Bonds" will be measured by a one-bond portfolio with a 5-year maturity as measured by Ibbotson Associates.

     Advertisements and other information relating to the Innovation Fund may include information pertaining to the number of home internet subscriptions and cellular phone users and sales of personal computers.

     In its advertisements and other materials, the Trust may compare the returns over periods of time of investments in stocks, bonds and treasury bills to each other and to the general rate of inflation. For example, the average annual return of each category* during the period from 1974 through 2001 was:

                       Stocks:          13.8%
                       Bonds:            9.3%
                       T-Bills:          6.8%
                       Inflation:        4.5%

* Returns of unmanaged indexes do not reflect past or future performance of any of the Funds. Stocks are represented by Ibbotson's Large Company Stock Total Return Index. Bonds are represented by Ibbotson's Long-term Corporate Bond Index. Treasury bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. These are all unmanaged indexes, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions. Source: Ibbotson, Roger G., and Rex A. Sinquefiled, Stocks, Bonds, Bill and Inflation (SBBI), 1989, updated in Stocks, Bonds, Bills and Inflation 2001 Yearbook, Ibbotson Associates, Chicago. All rights reserved.

     The Trust may also compare the relative historic returns and range of returns for an investment in each of common stocks, bonds and treasury bills to a portfolio that blends all three investments. For example, over the period from 1980 through 2000, the average annual return of stocks comprising the Ibbotson's Large Company Stock Total Return Index ranged from -9.11% to 37.43% while the annual return of a hypothetical portfolio comprised 40% of such common stocks, 40% of bonds comprising the Ibbotson's Long-term Corporate bond Index and 20% of Treasury bills comprising the Ibbottson's Treasury Bill Index (a "mixed portfolio") would have ranged from -1.00% to 27.70% over the same period. The average annual returns of each investment category* for each of the years from 1980 through 2001 is set forth in the following table.

                                                                                                     MIXED
YEAR               STOCKS                 BONDS                 T-BILLS            INFLATION       PORTFOLIO
----               ------                 -----                 -------            ---------       ---------
1980                 32.42%               -2.76%               11.24%              12.40%          14.11%
1981                 -4.91%               -1.24%               14.71%               8.94%           0.48%
1982                 21.41%               42.56%               10.54%               3.87%          27.70%
1983                 22.51%                6.26%                8.80%               3.80%          13.27%
1984                  6.27%               16.86%                9.85%               3.95%          11.22%
1985                 32.16%               30.09%                7.72%               3.77%          26.44%
1986                 18.47%               19.85%                6.16%               1.13%          16.56%
1987                  5.23%               -0.27%                5.47%               4.41%           3.08%
1988                 16.81%               10.70%                6.35%               4.42%          12.27%
1989                 31.49%               16.23%                8.37%               4.65%          20.76%
1990                 -3.17%                6.78%                7.81%               6.11%           3.01%
1991                 30.55%               19.89%                5.60%               3.06%          21.30%
1992                  7.67%                9.39%                3.51%               2.90%           7.53%
1993                  9.99%               13.19%                2.90%               2.75%           9.85%
1994                  1.31%               -5.76%                3.90%               2.67%          -1.00%
1995                 37.43%               27.20%                5.60%               2.54%          26.97%
1996                 23.07%                1.40%                5.21%               3.32%          10.83%
1997                 33.36%               12.95%                5.26%               1.70%          19.58%
1998                 28.58%               10.76%                4.86%               1.61%          16.71%
1999                 21.04%               -7.45%                4.68%               2.68%           6.37%
2000                 -9.11%               12.87%                5.89%               3.39%           2.68%
2001                -11.88%               10.65%                3.83%               1.55%           0.27%

* Returns of unmanaged indexes do not reflect past or future performance of any of the Funds. Stocks are represented by Ibbotson's Large Company Stock Total Return Index. Bonds are represented by Ibbotson's Long-term Corporate Bond Index. Treasury bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. Treasury bills are all unmanaged indexes, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions. Source:
Ibbotson, Roger G., and Rex A. Sinquefiled, Stocks, Bonds, Bill and Inflation
(SBBI), 1989, updated in Stocks, Bonds, Bills and Inflation 2001 Yearbook, Ibbotson Associates, Chicago. All rights reserved.

     The Trust may use in its advertisements and other materials examples designed to demonstrate the effect of compounding when an investment is maintained over several or many years. For example, the following table shows the annual and total contributions necessary to accumulate $200,000 of savings (assuming a fixed rate of return) over various periods of time:

Investment    Annual            Total            Total
Period        Contribution      Contribution     Saved
----------    ------------      ------------     --------
30 Years      $1,979            $59,370          $200,000
25 Years      $2,955            $73,875          $200,000
20 Years      $4,559            $91,180          $200,000
15 Years      $7,438            $111,570         $200,000
10 Years      $13,529           $135,290         $200,000

This hypothetical example assumes a fixed 7% return compounded annually and a guaranteed return of principal. The example is intended to show the benefits of a long-term, regular investment program, and is in no way representative of any past or future performance of a Fund. There can be no guarantee that you will be able to find an investment that would provide such a return at the times you invest and an investor in any of the Funds should be aware that certain of the Funds have experienced and may experience in the future periods of negative growth.

     Articles or reports which include information relating to performance, rankings and other characteristics of the Funds may appear in various national publications and services including, but not limited to: The Wall Street Journal, Barron's, Pensions and Investments, Forbes, Smart Money, Mutual Fund Magazine, The New York Times, Kiplinger's Personal Finance, Fortune, Money Magazine, Morningstar's Mutual Fund Values, CDA Investment Technologies and The Donoghue Organization. Some or all of these publications or reports may publish their own rankings or performance reviews of mutual funds, including the Funds, and may provide information relating to the Adviser and the Sub-Advisers, including descriptions of assets under management and client base, and opinions of the author(s) regarding the skills of personnel and employees of the Adviser or the Sub-Advisers who have portfolio management responsibility. From time to time, the Trust may include references to or reprints of such publications or reports in its advertisements and other information relating to the Funds.

     From time to time, the Trust may set forth in its advertisements and other materials information about the growth of a certain dollar-amount invested in one or more of the Funds over a specified period of time and may use charts and graphs to display that growth.

     From time to time, the Trust may set forth in its advertisements and other materials the names of and additional information regarding investment analysts employed by the Sub-Advisers who assist with portfolio management and research activities on behalf of the Funds.

     Ibbotson Associates ("Ibbotson") has analyzed the risk and returns of the Funds and relevant benchmark market indexes in a variety of market conditions. Based on its independent research and analysis, Ibbotson may develop, from time to time, model portfolios of the Funds and series of PIMS which indicate how, in Ibbotson's opinion, a hypothetical investor with a 5+ year investment horizon might allocate his or her assets among the Funds and series of PIMS. Ibbotson bases its model portfolios on five levels of investor risk tolerance which it developed and defines as ranging from "Very Conservative" (low volatility; emphasis on capital preservation, with some growth potential) to "Very Aggressive" (high volatility; emphasis on long-term growth potential). However, neither

Ibbotson nor the Trust offers Ibbotson's model portfolios as investments. Moreover, neither the Trust, the Adviser, the Sub-Advisers nor Ibbotson represent or guarantee that investors who allocate their assets according to Ibbotson's models will achieve their desired investment results.

         From time to time, the Trust may set forth on its internet website or in advertisements or other materials information about the expected amounts and times of Fund distributions to shareholders. In some cases, this information is estimated. Actual distribution amounts may be higher or lower than estimated amounts and distributions, which are subject to the approval of the Board of Trustees, may not occur at all.

Compliance Efforts Related to the Euro

     Problems may arise in conjunction with the recent and ongoing introduction of the euro. Whether introducing the euro to financial companies' (such as the Funds, the Adviser, the Sub-Advisers, the Funds' custodian and transfer agents and other companies in the financial services industry) systems will be problematic is not fully known; however, the cost associated with making systems recognize the euro is not currently expected to be material.

Voting Rights

     Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. Shareholders may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

     Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). All classes of shares of the Funds have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that class. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by each Fund separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the Trustees have determined that the matter does not affect all Funds, then only shareholders of the Fund(s) affected shall be entitled to vote on the matter. All classes of shares of a Fund will vote together, except with respect to the Distribution and Servicing Plan applicable to Class A, Class B or Class C shares, to the Distribution or Administrative Services Plans applicable to Administrative Class shares, to the Administration Agreement as applicable to a particular class or classes, or when a class vote is required as specified above or otherwise by the 1940 Act.

     The Trust's shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

     The Asset Allocation Fund will vote shares of each Underlying PIMCO Fund which it owns in its discretion in accordance with its proxy voting policies.

Certain Ownership of Trust Shares

     As of July 5, 2002, the Trust believes that the Trustees and officers of the Trust, as a group, owned less than one percent of each class of each Fund and of the Trust as a whole. Appendix B lists persons who own of record 5% or more of the noted class of shares of the Funds as of the dates noted, as well as information about owners of 25% or more of the outstanding shares of beneficial interest of the Funds, and therefore may be presumed to "control" the Fund, as that term is defined in the 1940 Act. To the extent a shareholder "controls" a Fund, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of a Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholders.

Custodian

     State Street Bank & Trust Co. ("State Street"), 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for assets of all Funds, including as custodian of the Trust for the custody of the foreign securities acquired by those Funds that invest in foreign securities. Under the agreement, State Street may hold foreign securities at its principal offices and its branches, and subject to approval by the Board of Trustees, at a foreign branch of a qualified U.S. bank, with an eligible foreign subcustodian, or with an eligible foreign securities depository.

     Pursuant to rules or other exemptions under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is currently made by the Board of Trustees following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Trust assets, although the Trustees reserve the right to delegate their selection responsibilities in light of recent amendments to Rule 17f-5 under the 1940 Act, in which case the factors for consideration would differ from those referenced above. Currently, the Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Trust, but reserves the right to discontinue this practice as permitted by the recent amendments to Rule 17f-5. No assurance can be given that the Trustees' appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Funds will not occur, and shareholders bear the risk of losses arising from these or other events.

Independent Accountants

     [________________________________], serves as the independent public accountants for the Funds. [_________________________] provides audit services, accounting assistance, and consultation in connection with SEC filings.

Transfer and Shareholder Servicing Agents

     PFPC, Inc., P.O. Box 9688, Providence, Rhode Island 02940, serves as the Transfer and Shareholder Servicing Agent for the Trust's Class A, Class B, Class C and Class D shares. National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105, serves as the Transfer Agent for the Trust's Institutional and Administrative Class shares.

Legal Counsel

     Ropes & Gray, One International Place, Boston, Massachusetts 02110 serves as legal counsel to the Trust.

Registration Statement

     This Statement of Additional Information and the Prospectuses do not contain all of the information included in the Trust's registration statements filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the relevant registration statement, each such statement being qualified in all respects by such reference.

Financial Statements

     Audited financial statements for the Funds (except the PIMCO RCM and the PIMCO NACM Funds), as of June 30, 2001, for the fiscal year then ended, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, each dated August 22, 2001, are incorporated by reference from the Trust's six June 30, 2001 Annual Reports. One Annual Report corresponds to the Class A, B and C Prospectus, another corresponds to the Institutional and Administrative Prospectus and another corresponds to the Class D Prospectus. There is also an Annual Report for the PIMCO Select Value Fund, information about which is provided in another Statement of Additional Information. The Trust's June 30, 2001 Annual Reports were filed electronically with the SEC on September 6, 2001 (Accession No. 0000898430-01-502302).

     Audited financial statements for the PIMCO RCM Funds, as of June 30, 2001, for the six-month period then ended including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, each dated June 30, 2001, are incorporated by reference and available upon request (filed with the SEC on December 13, 2001 (Accession No. 0000912057-01-543061)). An unaudited semi-annual report (the "Report") for the predecessor series of the PIMCO RCM Funds for the period January 1, 2001 through June 30, 2001 (filed with the SEC on August 28, 2001 (Accession No. 0000912057-01-530478)) was previously mailed to shareholders of the predecessor series. In connection with the reorganization of the predecessor series into the PIMCO RCM Funds on February 1, 2002, the fiscal year end of which is June 30 (whereas the financial year end of the predecessor series was December 31), an audit was conducted of the Report. Significant changes to the Report detected as a result of the audit were filed electronically with the SEC as a part of Post-Effective Amendment No. 66 to the Trust's Registration Statement, filed with the Commission on December 28, 2001 and incorporated herein by reference (Accession No. 0000927016-01-504494).

     Audited financial statements for the Nicholas-Applegate Pacific Rim Fund, the predecessor of the PIMCO NACM Pacific Rim Fund, as of March 31, 2002, for the fiscal year then ended, including notes thereto, and the reports of Ernst & Young LLP thereon, each dated May 1, 2002, are incorporated by reference from the March 31, 2002 annual report of Nicholas-Applegate Institutional Funds, which was filed electronically with the SEC on May 30, 2002 (Accession No. 0000912057- 02 - 022437).

     Unaudited financial statements for the Trust, including the notes thereto, for the period ending December 31, 2001, are incorporated herein by reference from the Trust's four December 31, 2001 Semi-annual Reports. One Semi-annual Report corresponds to the Class A, B and C Prospectus, another corresponds to the Institutional and Administrative Prospectus and another corresponds to the Class D Prospectus. There is also a Semi-annual Report for the PIMCO Select Value Fund. The Trust's December 31, 2001 Semi-annual Reports were filed electronically with the SEC on March 7, 2002 (Accession No. 0001017062-02-000369).

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

     Certain of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund's overall dollar-weighted average quality, unrated securities are treated as if rated, based on the Adviser's or Sub-Adviser's view of their comparability to rated securities. A Fund's use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by the Adviser or a Sub-Adviser to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. Following is a description of Moody's and S&P's ratings applicable to fixed income securities.

Moody's Investors Service, Inc.

     Corporate and Municipal Bond Ratings

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

     Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

     Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

     Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Corporate Short-Term Debt Ratings

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's Ratings Services

     Issue Credit Rating Definitions

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days -- including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by , and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

     Investment Grade

     AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA: An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A: An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB: An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity o the obligor to meet its financial commitment on the obligation.

     Speculative Grade

     Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB: An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B: An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC: An obligation rated `CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC: An obligation rated `CC' is currently highly vulnerable to nonpayment.

     C: A subordinated debt or preferred stock obligation rated `C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A `C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     CI: The rating CI is reserved for income bonds on which no interest is being paid.

     D: An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk -- such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     Commercial Paper Rating Definitions

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

     A-1: A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2: A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3: A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B: A short-term obligation rated `B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C: A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D: A short-term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to

Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                                   APPENDIX B

                        CERTAIN OWNERSHIP OF TRUST SHARES

As of July 5, 2002, the following persons owned of record 5% or more of the noted class of shares of the following Funds: * Entity owned 25% or more of the outstanding shares of beneficial interest of the Fund, and therefore may be presumed to "control" the Funds, as that term is defined in the 1940 Act.

** Shares are believed to be held only as nominee.

                                                                                                                    Percentage of
                                                                                                      Shares of      Outstanding
                                                                                                      Beneficial      Shares of
                                                                                                      Ownership      Class Owned
    Value Fund

    Institutional Class

    Pacific Mutual Life Insurance Co, EE's Retirement Plan Trust,
    700 Newport Center Drive, Newport Beach, CA 92660-6397                                          1,354,185.118       28.21%

**  Charles Schwab & Co Inc, Special Custody Acct for the Exclusive Benefit of our Customers,
    101 Montgomery St, San Francisco CA 94104                                                         576,720.061       12.01%

    Koshland Family Partnership LP, PO Box 7310, Menlo Park CA 94026                                  344,443.376        7.17%

    CMTA-GMPP & Allied Workers Pens TR C/O Associated Thirs Party Administrators,
    1640 South Loop Road, Alameda, CA 94502                                                           318,001.844        6.62%

    Daniel Koshland Jr, Charitable Remainder Unitrust, PO Box 7310, Menlo Park CA 94026               312,500.000        6.51%

    Bac Local #19 Pension Trust C/O Allied Administrators Inc, 777 Davis Street,
    San Francisco CA 94111                                                                            301,913.061        6.29%

    DLJ, Pershing Division, PO Box 2052, Jersey City NJ 07303                                         259,100.941        5.40%

    Administrative Class

**  Bank of New York as TTEE for Various Retirement Plans,
    3 Manhattanville Rd Suite 103, Purchase NY 10577-2138                                             343,683.818        14.06%

    Putnam Fiduciary Trust Co TTEE Integrated Device Technolofy 401K,
    One Investor Way, Norwood MA 02062-1599                                                           222,996.397         9.13%

    Class A

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                      2,654,360.151        15.77%



                                                                                                                    Percentage of
                                                                                                      Shares of      Outstanding
                                                                                                      Beneficial      Shares of
                                                                                                      Ownership      Class Owned
    Class B

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                      2,217,222.420        14.81%

**  Smith Barney House Account, 33 West 34th St, New York NY 10001-2483                             1,081,598.790         7.22%

    Class C

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                      3,729,848.547        18.88%

**  Smith Barney House Account, 33 West 34th St, New York NY 10001-2483                             2,437,395.842        12.34%

    Class D

**  Charles Schwab & Co Inc, Special Custody Acct for the Exclusive Benefit of our Customers,
    101 Montgomery St, San Francisco CA 94104                                                       2,174,982.581        75.00%


    Renaissance Fund

    Institutional Class

    Mori & Co, PO Box 13366, Kansas City MO 64199                                                   1,269,500.849        17.42%
**  Charles Schwab & Co Inc, Special Custody Acct for the Exclusive Benefit of our Customers,
    101 Montgomery St, San Francisco CA 94104                                                       1,181,652.002        16.21%

    HOCO, Mutual Funds, PO Box 13366, Kansas City MO 64199                                            994,173.265        13.64%

    Pacific Mutual Life Insurance Co, EE's Retirement Plan Trust,
    700 Newport Center Drive, Newport Beach CA 92660                                                  746,255.988        10.24%

    DLJ, Pershing Division, PO Box 2052, Jersey City NJ 07303                                         395,165.296         5.42%

    Administrative Class

    FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C, Covington KY 41015-1987      537,835.133        20.61%

    Nationwide Trust Co FBO Kvaerner Inc 401K Savings Plan, PO Box 1412, Austin TX 78767-1412         407,851.729        15.63%

    Invesco Trust Co TTEE FBO Tetra Tech Inc & Subsidiaries Retirement Plan,
    630 N Rosemead Blvd, Pasadena CA 91107-2101                                                       244,041.264         9.35%

**  American Express Trust Co for the Benefit of American Express Trust Retirement Service Plan.
    PO Box 534, Minneapolis MN 55440                                                                  196,359.567         7.52%

    Chase Manhattan Bank TTEE FBO Metlife Defined Contribution Group,
    3 Metro Tech Ctr FL 6, Brooklyn NY 11245                                                          169,848.994         6.51%

    Scudder Trust Co TTEE The Thrift Plan of Lonza, PO Box 1757, Salem NH 03079-1143                  150,907.218         5.78%

    Transco & Company, 105 N Main, PO Box 48698, Wichita KS 67201-8698                                142,840.965         5.47%

    American Express Trust Co TTEE FBO Phifer Retirement and 401K Savings Plan,
    990 AXP Financial Ctr, Minneapolis MN 55474-0009                                                  139,729.856         5.35%



                                                                                                                    Percentage of
                                                                                                      Shares of      Outstanding
                                                                                                      Beneficial      Shares of
                                                                                                      Ownership      Class Owned

    Class A

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                     11,830,325.162        14.98%

    Boston Safe Deposit & Trust Tr FBO Kmart 401K Profit Sharing Pl,
    135 Santilli Highway, Everett MA 02149                                                          4,813,671.210         6.10%

    Class B

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                      8,629,583.077        14.61%

**  Smith Barney House Account, 33 West 34th St, New York NY 10001-2483                             3,366,158.299         5.70%

    Class C

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                     15,461,749.286        19.69%

**  Smith Barney House Account, 33 West 34th St, New York NY 10001-2483                             5,818,412.739         7.41%

    Class D

**  Charles Schwab & Co Inc, Special Custody Acct for the Exclusive Benefit of our Customers,
    101 Montgomery St, San Francisco CA 94104                                                       4,476,202.570        59.26%

    Growth & Income Fund

    Institutional Class

**  Charles Schwab & Co Inc, Special Custody Acct for the Exclusive Benefit of our Customers,
    101 Montgomery St, San Francisco CA 94104                                                         338,070.950        42.26%

**  National Investor Services Corp for the Exclusive Benefit of our Customers,
    55 Water St 32nd Fl, New York NY 10041-0028                                                       110,532.786        13.82%

**  National Financial Services Corp for Exclusive Benefit of our Customer PO Box 3908,
    Church St Station, New York NY 10008-3908                                                          83,349.749        10.42%

**  DLJ, Pershing Division, PO Box 2052, Jersey City NJ 07303                                          82,391.553        10.30%

    State Street Bank & Trust Co Cust IRA A/C John W Barnum, 901 E Cary St, Richmond VA 23219-4057     48,004.724         6.00%

    Class A

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                        241,082.052         9.90%




                                                                                                                    Percentage of
                                                                                                      Shares of      Outstanding
                                                                                                      Beneficial      Shares of
                                                                                                      Ownership      Class Owned
    Class B

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                        207,252.472         9.88%

**  Smith Barney House Account, 33 West 34th St, New York NY 10001-2483                               192,144.088         9.16%

    Class C

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                        390,903.171        15.32%

**  Smith Barney House Account, 33 West 34th St, New York NY 10001-2483                               152,739.260         5.99%

    Class D

    NFSC FBO Squam Lakes Natural Scnc Center, PO Box 173, Holderness NH 03245                           3,782.067        33.91%

    NFSC FBO Squam Lakes Natural Scnc Center, PO Box 173, Holderness NH 03245                           3,669.913        32.90%

    BSDT Cust IRA Cust for the Sep IRA of FBO Ching Yee M Tsui,
    PO Box 857, Westford MA 01886-0027                                                                  1,704.028        15.28%

    DLJ, Securities Corporation Inc, PO Box 2052, Jersey City NJ 07303-9998                             1,366.667        12.25%

    Growth Fund

    Institutional Class

    Pacific Mutual Life Insurance Co EE's Ret Plan Trust,
    700 Newport Center Drive, Newport Beach CA 92660                                                  585,977.813        43.94%

**  Charles Schwab & Co Inc, Special Custody Acct for the Exclusive Benefit of our Customers,
    101 Montgomery St, San Francisco CA 94104                                                         143,727.155        10.78%

    CMTA-GMPP & Allied Workers Pens Tr, C/O Associated Third Party Administrators,
    1640 S. Loop Road, Alameda CA 94502-7089                                                          137,584.560        10.32%

    BAC Local #19 Pension Trust, C/O Allied Administrators Inc,
    777 Davis Street, San Francisco CA 94111-1405                                                     130,726.425         9.80%

    Pacific Life Foundation, 700 Newport Center Drive, Newport Beach CA 92660-6397                     96,598.023         7.24%

    Asset Allocation Portfolio Shareholder Services, PIMCO Funds,
    840 Newport Center Drive Suite 300, Newport Beach CA 92660                                         80,407.628         6.03%

    Administrative Class

    California Race Track Association, PO Box 67, La Verne CA 91750-0067                               78,187.540         5.86%

    Class A

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                        471,204.398         8.17%



                                                                                                                    Percentage of
                                                                                                      Shares of      Outstanding
                                                                                                      Beneficial      Shares of
                                                                                                      Ownership      Class Owned

**  Smith Barney House Account, 33 West 34th St, New York NY 10001-2483                               299,282.676         5.19%

    Class B

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                      1,030,148.407        17.62%

**  Smith Barney House Account, 33 West 34th St, New York NY 10001-2483                               633,076.333        10.83%

    Class C

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                      6,211,504.246        11.12%

**  Smith Barney House Account, 33 West 34th St, New York NY 10001-2483                             4,796,753.500        8.59%

    Class D

**  Charles Schwab & Co Inc, Special Custody Acct for the Exclusive Benefit of our Customers,
    101 Montgomery St, San Francisco CA 94104                                                           1,595.464        71.86%

    NFSC FBO Nell E Castleman, John E Castleman, Louise T Castleman,
    2704 Lakeland Dr, Nashville TN 37214                                                                  455.076        20.50%

**  National Investors Services Corp for Exclusive Benefit of our Customers,
    55 Water St 32nd Fl, New York NY 10041-3299                                                           115.741         5.21%


    Select Growth Fund

    Institutional Class

**  Charles Schwab & Co Inc, Special Custody Acct for the Exclusive Benefit of our Customers,
    101 Montgomery St, San Francisco CA 94104                                                          84,384.167        65.00%

    State Street Bank & Trust Co Cust ITA John W Barnum, C/O McGuire Woods,
    901 E Cary St, Richmond VA 23219-4057                                                              22,672.605        17.47%

**  National Financial Services Corp for Exclusive Benefit of our Customers,
    PO Box 3908, Church Street Station, New york NY 10008-3908                                         12,440.777         9.58%

**  DLJ - Pershing Division, PO Box 2052, Jersey City NJ 07303-2052                                     8,976.331         6.91%

    Administrative Class

**  Bear Stearns Securities corp, 1 Metrotech Ctr N, Brooklyn NY 11201-3870                         1,520,517.035   *    99.67%

    Class B

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                         43,180.240         8.11%




                                                                                                                    Percentage of
                                                                                                      Shares of      Outstanding
                                                                                                      Beneficial      Shares of
                                                                                                      Ownership      Class Owned
    Class D

    NFSC FBO Vinod K Adlakha, Buckland Hills Dr #21214, Manchester CT 06040                               967.547        53.48%

    NFSC FBO David E Vitka, FMT Co TTEE FRP MP, C/O Parkside Hosp for Animals,
    336 W Putnam Ave, Greenwich CT 06830                                                                  425.620        23.52%

    NFSC FBO NFS/FMTC IRA FBO Jack C Herndon Jr, 4511 Everett Drive, Nashville TN 37215                   295.508        16.33%

    NFSC FBO FMT Co Cust IRA Rollover FBO Martin J Burke, 28632 Rancho Del Lago,
    Laguna Niguel CA 92677                                                                                120.633         6.67%


    Target Fund

    Institutional Class

    Publix Super Market Charities Inc, Investment Manager, PO Box 32018, Lakeland FL 33802-2018     1,976,284.585        59.35%

    Pacific Mutual Life Insurance Co, EE's Ret Plan Trust, 700 Newport Center Dr,
    Newport Beach CA 92660                                                                            522,683.442        15.70%

**  Charles Schwab & Co Inc, Special Custody Acct for the Exclusive Benefit of our Customers,
    101 Montgomery St, San Francisco CA 94104                                                         238,179.064         7.15%

    Class A

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                      1,935,922.004        15.60%

**  Smith Barney House Account, 33 West 34th St, New York NY 10001-2483                               645,612.056         5.20%

    Class B

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                      2,844,933.381        23.40%

**  Smith Barney House Account, 33 West 34th St, New York NY 10001-2483                             1,093,246.492         8.99%

    Class C

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                     12,794,868.661        22.23%

**  Smith Barney House Account, 33 West 34th St, New York NY 10001-2483                             5,194,536.577         9.03%

    Class D

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                         46,272.559        62.95%

    Strafe & Co FAO Edwin & Wilma Parket LLC, PO Box 160, Westerville OH 43086-0160                    16,286.010        22.16%




                                                                                                                    Percentage of
                                                                                                      Shares of      Outstanding
                                                                                                      Beneficial      Shares of
                                                                                                      Ownership      Class Owned
    Opportunity Fund

    Institutional Class

    FIIOC as Agent for Certain Employee Benefits Trans,
    100 Magellan Way KW1C, Covington KY 41015-1987                                                    883,243.939        16.23%

    Wells Fargo Bank MN NA FBO Brown Printing, PO Box 1533, Minneapolis MN 55480-1533                 671,631.140        12.34%

**  Lasalle Bank NA Omnibus 76, PO Box 1443, Chicago IL 60690-1443                                    538,484.800         9.90%

**  American Express Trust Co Retirement Service Plan, PO Box 534, Minneapolis MN 55440-0534          516,047.502         9.48%

    Deutsche Bank Securities Inc, PO Box 1346, Baltimore MD 21203-1346                                376,180.062         6.91%

    Pacific Mutual Life Insurance Co EE's Ret Plan Trust,
    700 Newport Center Drive, Newport Beach CA 92660-6397                                             364,083.734         6.69%

    Administrative Class

**  American Express Trust Company for the Benefit of American Express Trust Ret Srv Plan,
    PO Box 534, Minneapolis MN 55440-0534                                                             166,143.130        31.61%

    New York Life Trust Co, 51 Madison Ave Room 117A, New York NY 10010-1603                           78,215.943        14.88%

    Class A

    American Express Trust Company FBO Wesco Distribution Inc Ret Svg Plan.
    733 Marquette Ave N10/996, Minneapolis MN 55402-2309                                              883,949.237        20.16%

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                        594,153.472        13.55%

    Class B

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                        121,679.611         9.62%

**  Smith Barney House Account, 33 West 34th St, New York NY 10001-2483                               111,285.912         8.80%

    Class C

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                      2,385,890.232        17.86%

**  Smith Barney House Account, 33 West 34th St, New York NY 10001-2483                               993,958.747         7.44%


    Innovation Fund

    Institutional Class

    BNY Midwest Trust Company TTEE Sun Microsystems Tax Deferred Svg Pln Trust,
    209 W Jackson Blvd Suite 700, Chicago IL 60606-6936                                               623,762.010         43.85%



                                                                                                                    Percentage of
                                                                                                      Shares of      Outstanding
                                                                                                      Beneficial      Shares of
                                                                                                      Ownership      Class Owned

**  FIIOC as Agent for Certain EE Benefits Trans,
    100 Magellan Way KW1C, Covington KY 41015-1987                                                    321,952.821        22.63%

**  Charles Schwab & Co Inc, Special Custody Acct for the Exclusive Benefit of our Customers,
    101 Montgomery St, San Francisco CA 94104                                                         166,657.306        11.72%

    Minnesota Life, 400 Robert St N, Mailstation 9-3466, Saint Paul MN 55101-2015                     159,709.645        11.23%

    Administrative Class

    Putnam Fiduciary Trust Co TTEE FBO Radisys Corporation 401K Svg Pln,
    Mailstop N3G, 1 nvestors Way, Norwood MA 02062-1599                                                84,847.851        25.77%

    Brown and Caldwell Savings Plan C/O JPMorgan Chase Bank as Directed Trustee,
    PO Box 419784, Kansas City MO 64141-6784   29,329.142                18.02%

    Barb & Co, C/O Amcore Investment PO Box 4599, Rockford IL 61110-4599                               57,471.857        17.45%

    T Rowe Price Trust Co FBO Retirement Plan Clients Asset Reconciliation,
    PO Box 17215, Baltimore MD 21297-1215                                                              54,680.817        16.61%

    Northern Trust Co FBO Arthur Andersen LLP Profit Sharing and 401K Plans - DV,
    PO Box 92956, Chicago IL 60675-2956                                                                23,045.530         7.00%

    Bank of New York as TTEE for Various Ret Plans, 3 Manhattanville Rd
    Suite 103, Purchase NY 10577-2138                                                                  19,507.150         5.92%

    Class A

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                      4,511,455.567        20.69%

**  Smith Barney House Account, 33 West 34th St, New York NY 10001-2483                             1,791,923.602         8.22%

    Class B

**  Smith Barney House Account, 33 West 34th St, New York NY 10001-2483                             4,234,600.253        18.02%

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                      3,634,683.852        15.47%

    Class C

**  Smith Barney House Account, 33 West 34th St, New York NY 10001-2483                             4,915,841.493        16.67%
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                      4,670,260.771        15.84%

    Class D

**  Charles Schwab & Co Inc, Special Custody Acct for the Exclusive Benefit of our Customers,
    101 Montgomery St, San Francisco CA 94104                                                         810,063.408        71.10%



                                                                                                                    Percentage of
                                                                                                      Shares of      Outstanding
                                                                                                      Beneficial      Shares of
                                                                                                      Ownership      Class Owned

    Global Innovation Fund

    Northern Trust Co TTEE FBO Loyola University EE Ret, PO Box 92956, Chicago IL 60675-2956          753,676.471        97.53%

    Class A

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                        587,423.701         9.28%

    Class B

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                        842,219.556        17.23%

**  Smith Barney House Account, 33 West 34th St, New York NY 10001-2483                               440,755.215         9.02%

    Class C

**  Smith Barney House Account, 33 West 34th St, New York NY 10001-2483                             1,127,427.720        13.49%

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                      1,258,800.667        15.06%

    Class D

**  Charles Schwab & Co Inc, Special Custody Acct for the Exclusive Benefit of our Customers,
    101 Montgomery St, San Francisco CA 94104                                                         134,676.757        61.13%

    DLJ - Securities Corporation Inc, PO Box 2052, Jersey City NJ 07303-9998                           49,091.802        22.28%

    Mega-Cap Fund

    Institutional Class

    PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660-6367                     339,205.977  *    100.00%

    Capital Appreciation Fund

    Institutional Class

**  Charles Schwab & Co Inc, Special Custody Acct for the Exclusive Benefit of our Customers,
    101 Montgomery St, San Francisco CA 94104                                                       2,672,068.320        16.03%

**  PFPC FBO LPL Supermarket Program, 211 S Gulph Rd, King of Prussa PA 19406-3101                  1,326,200.107         7.95%

    First Union National Bank FBO Circuit City Stores Inc,
    1525 West Wt Harris Blvd, CMG 3C4 NC 1151, Charlotte NC 28262-8522                                998,271.970         5.99%



                                                                                                                    Percentage of
                                                                                                      Shares of      Outstanding
                                                                                                      Beneficial      Shares of
                                                                                                      Ownership      Class Owned

    University of Alaska Foundation, Foundation Accounting,
    PO Box 755120, Fairbanks AK 99775-5120                                                            949,302.749         5.69%

    Administrative Class

    FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C, Covington KY 41015-1987    5,217,936.883        45.70%

    The Reynolds and Reynolds Co 401K Svg Pln C/O The Chase Manhattan Bank as TTEE,
    PO Box 419784, Kansas City MO 64141-6784                                                        2,062,591.157        18.06%

    First Union National Bank 401S Tryon St FRB-3, Mail Code CMG-2-1151, Charlotte NC 28202-1934      944,461.781         8.27%

**  American Trust Co FBO American Express Trust Retirement Service Plans,
    PO Box 534, Minneapolis MN 55440-0534                                                             788,959.216         6.91%

    New York Life Trust Company, 51 Madison Ave, New York NY 10010-1603                                583943.411         5.11%

    Class A

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                      3,472,763.342        41.05%

    Prudential Securities Inc FBO Prudential Ret Srv Admin for Plan NYC Health & Hospital Corp,
    PO Box 9999, Scranton PA 18507-7207                                                               888,269.684        10.50%

    Class B

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                        710,982.838        16.01%

**  Smith Barney House Account, 33 West 34th St, New York NY 10001-2483                               493,800.228        11.12%

    Class C

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                        920,795.873        16.50%

**  Smith Barney House Account, 33 West 34th St, New York NY 10001-2483                               595,323.366        10.67%

    Class D

**  Charles Schwab & Co Inc Special Custody Accounts FBO Customers,
    101 Montgomery St, San Francisco CA 94104-4122                                                    181,597.112        72.02%

    NFSC FBO FMT Co Cust IRA Rollover FBO David C Corson,
    125 Richmond Hill CT, Williamsburg VA 23185                                                        18,373.632         7.29%




                                                                                                                    Percentage of
                                                                                                      Shares of      Outstanding
                                                                                                      Beneficial      Shares of
                                                                                                      Ownership      Class Owned
    Mid-Cap Fund

    Institutional Class

**  Charles Schwab & Co Inc, Special Custody Acct for the Exclusive Benefit of our Customers,
    101 Montgomery St, San Francisco CA 94104                                                      14,972,323.776   *    51.85%

    Administrative Class

**  FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C,
    Covington KY 41015-1987                                                                         4,301,745.223        66.32%

    New York Life Trust Company, 51 Madison Ave, New York NY 10010-1603                               411,477.881         6.34%

    First Union National Bank, 401 S Tryon St FRB-3, Mail Code CMG-2-1151,
    Charlotte NC 28202-1934                                                                           383,397.754         5.91%

    Class A

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                        852,946.253        15.71%

    Class B

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                        392,667.618         9.57%

**  Smith Barney House Account, 33 West 34th St, New York NY 10001-2483                               621,747.852        15.16%

    Class C

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                        422,784.475         8.92%

**  Smith Barney House Account, 33 West 34th St, New York NY 10001-2483                               610,969.912        12.89%

    Class D

**  Charles Schwab & Co Inc Special Custody Accounts FBO Customers,
    101 Montgomery St, San Francisco CA 94104-4122                                                    333,263.509        88.62%


    Micro-Cap Fund

    Institutional Class

**  Charles Schwab & Co Inc, Special Custody Acct for the Exclusive Benefit of our Customers,
    101 Montgomery St, San Francisco CA 94104                                                       1,679,028.414        16.50%

**  Mac & Co A/C Mutual Fund Operations, PO Box 3198, Pittsburgh PA 15230-3198                      1,523,576.537        14.98%

**  BNY Clearing Services LLC, Wendel & Co, 111 East Kilbourn Ave, Milwaukee WI 53202-6633          1,340,724.286        13.18%

**  Mac & Co, Mutual Fund Operations, PO Box 3198, Pittsburgh PA 15230-3198                         1,312,295.507        12.90%

**  Bost & Co, Mutual Fund Operations, PO Box 3198, Pittsburgh PA 15230-3198                        1,095,918.266        10.77%



                                                                                                                    Percentage of
                                                                                                      Shares of      Outstanding
                                                                                                      Beneficial      Shares of
                                                                                                      Ownership      Class Owned

    The Northern Trust Co TTEE Toyota Directed Retirement Trust
    PO Box 92956, Chicago IL 60675-2956                                                               635,942.476         6.25%

    Administrative Class

**  GE Financial Trust Company FBO Omnibus/GE Financial Cap Mgmt,
    2425 EB Camelback Road Suite 530, Phoenix AZ 85016                                              1,248,559.983        92.12%

    New York Life Trust Co, 51 Madison Ave, New York NY 10010-1603                                     86,921.782         6.41%


    Equity Income

    Institutional Class

    Northern Trust Company TTEE FBO AM Castle & Co EE Pension Plan Equity Segment,
    PO Box 92956, Chicago IL 60675-2956                                                             1,276,397.466   *    42.50%

    Miter & Co, Plymouth Tube, PO Box 2977, Milwaukee WI 53201-2977                                   758,881.329        25.27%

    Administrative Class

**  First Union National Bank, 401 S Tryon St FRB-3, Mail Code CMG-2-1151,
    Charlotte NC 28202-1934                                                                           110,929.836       100.00%

    Class A

    RBC Dain Rauscher, Mildred E Hora TTEE Mildred E Hora 1993 Rev Trust,
    6411 Scenic Oak Ct, Carmichael CA 95608-1124                                                        8,578.938         5.68%

    Class B

    Prudential Securities Inc FBO ORA Rollover, 529 Beau Chene Dr, Madeville LA 70471-1728              6,216.477         5.72%

    Class C

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                         15,597.481         7.83%

    Class D

**  National Investors Services Corp for Exclusive Benefit of our Customers,
    55 Water St 32nd Floor, New York NY 10041-3299                                                      6,343.988        86.54%



                                                                                                                    Percentage of
                                                                                                      Shares of      Outstanding
                                                                                                      Beneficial      Shares of
                                                                                                      Ownership      Class Owned
    Basic Value Fund

    Institutional Class

**  Charles Schwab & Co Inc, Special Custody Acct for the Exclusive Benefit of our Customers,
    101 Montgomery St, San Francisco CA 94104                                                          45,822.701   *    32.92%

    Mark S Geller DDS MSD Inc, Profit Sharing Trust, 1220 Coit Road #108, Plano TX 75075-7757          15,295.516        10.99%

    Charles Hutto DDS Target Benefit Pl, 430 N High, Henderson TX 75652-5910                           13,447.811         9.66%

    Sydney Teague, 8721 Mendocino Dr, Austin TX 78735-1421                                             12,768.330         9.17%

    Sue Roberts Sloan, C/O Kirkpatrick, Klein & Mathis, 4901 LBJ Fwy Suite 120, Dallas TX 75244-6118   11,097.593         7.97%

    Residuary Trust U/W/O Matthew C Roberts III, C/O Kirkpatrick, Klein & Mathis,
    4901 LBJ Fwy Suite 120, Dallas TX 75244-118                                                        10,598.281         7.61%

    Jean C Beasley, PO Box 191245, Dallas TX 75219-8245                                                 7,047.982         5.06%


    Small-Cap Value Fund

    Institutional Class

    FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C, Covington KY 41015-1987    1,013,843.696        32.02%

**  Charles Schwab & Co Inc, Special Custody Acct for the Exclusive Benefit of our Customers,
    101 Montgomery St, San Francisco CA 94104                                                         713,493.675        22.53%

    Putnam Fiduciary Trust Co FBO Idaho Power Co EE Sav Plan, Mailstop N3G,
    1 Investors Way, Norwood MA 02062-1599                                                            282,996.103         8.94%

**  FTC & Co, House Account, PO Box 173736, Denver CO 80217-3736                                      165,805.519         5.24%

**  Hubb & Co, C/O Bankers Trust Company, 665 Locust Street, Des Moines IA 50309-3702                 163,859.627         5.17%

    Administrative Class

**  American Express Trust Company for the Benefit of American Express Trust Retirement Service Plan,
    PO Box 534, Minneapolis MN 55440-0534                                                             338,742.313        18.99%

    FTC & CO, Datalynx, PO Box 173736, Denver CO 80217-3736                                           329,099.993        18.45%

    Wells Fargo Bank MN NA GBO Heller, PO Box 1533, Minneapolis MN 55480-1533                         191,361.388        10.73%

**  National Financial Services Corp for the Exclusive Benefit of our Customers,
    1 World Financial Center, 200 Liberty Street, New York Ny 10281-1003                              186,185.825        10.44%

    New York Life Trust Company, 51 Madison Ave, New York NY 10010-1603                               183,911.517        10.31%




                                                                                                                    Percentage of
                                                                                                      Shares of      Outstanding
                                                                                                      Beneficial      Shares of
                                                                                                      Ownership      Class Owned
    Class A

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                      3,261,244.621        23.03%

    Class B

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                      1,440,437.238        16.58%

**  Smith Barney House Account, 33 West 34th St, New York NY 10001-2483                               882,766.417        10.16%

    Class C

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                      3,164,894.692        28.56%

**  Smith Barney House Account, 33 West 34th St, New York NY 10001-2483                             1,117,830.304        10.09%

    Class D

    Eugene W Tyson TTEE Irene J Tyson Grandchildren, Irrevocable Trust
    FBO Sub Account Lindsay, 3040 Dickens Ln, Mound MN
    55364-8518                                                                                            918.548        64.49%

    PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660                              505.766        35.51%


    Tax-Efficient Equity Fund

    Institutional Class

    Loni Austin Parrish UAW Joan D Austin DTD FBO Ashley Nicole Parrish,
    PO Box 1060 Newberg OR 97132-8060                                                                  12,574.156        23.14%

    Loni Austin Parrish UAW G Kenneth Austin Jr FBO Ashley Nichole Parrish,
    PO Box 1060 Newberg OR 97132-8060                                                                  11,199.270        20.61%

    Loni Austin Parrish UAW G Kenneth Austin Jr FBO Jessica Danielle Parrish,
    PO Box 1060, Newberg OR 97132-8060                                                                 10,745.961        19.78%

    Loni Austin Parrish UAW Joan D Austin DTD FBO Jessica Denielle Parrish,
    PO Box 1060, Newberg OR 97132-8060                                                                 10,745.961        19.78%

    Scott N Parrish, PO Box 1060, Newberg OR 97132-8060                                                 9,066.183        16.69%

    Administrative Class

**  GE Financial Trust Company FBO Omnibus/GE Financial Cap Mgmt,
    2425 EB Camelback Road Suite 350, Phoenix AZ 85016                                                745,183.191        63.68%

    Class A

    NFSC FBO Robb Charitable Trust, 41 Morton St Unit 15, Jamaica Plain MA 02130                       91,899.251        14.53%

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                         52,068.960         8.23%

    JP Morgan Securities Inc, 500 Stanton Christiana Road, Newark DE 19713                             42,824.236         6.77%



                                                                                                                    Percentage of
                                                                                                      Shares of      Outstanding
                                                                                                      Beneficial      Shares of
                                                                                                      Ownership      Class Owned
    Class B

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                        139,126.577        19.00%

    Class C

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                        222,570.865        18.12%

    Class D

**  National Investors Services Corp for Exclusive Benefit of our Customers,
    55 Water St 32nd Floor, New York NY 10041-3299                                                      6,750.412        87.86%

**  PIMCO Advisors LP, 800 Newport Center Dr, Newport Beach CA 92660-6309                                 932.836        12.14%


    Tax-Efficient Structured Emerging Markets

    Institutional Class

**  Charles Schwab & Co Inc, Special Custody Acct for the Exclusive Benefit of our Customers,
    101 Montgomery St, San Francisco CA 94104                                                       1,196,404.824        15.52%

    Alscott Investments LLC, PO Box 70001, Boise ID 83707-0101                                      1,049,075.248        13.61%

**  FTC & Co, House Account, PO Box 173736, Denver CO 80217-3736                                      849,877.541        11.02%

**  Rede & Co, 4380 SW MacAdam Ave Suite 450, Portland OR 97201-6407                                  523,012.833         6.78%

    Alscott Investments LLC, PO Box 70001, Boise ID 83707-0101                                        506,210.574         6.57%


    Asset Allocation Fund

    Institutional Class

**  Charles Schwab & Co Inc, Special Custody Acct for the Exclusive Benefit of our Customers,
    101 Montgomery St, San Francisco CA 94104                                                           1,549.506        56.11%

    PIMCO Advisors LP, 888 San Clemente Drive Suite 100, Newport Beach CA 92660                         1,212.247        43.89%

    Administrative Class

**  American Express Trust Company for the Benefit of American Express Trust Ret Srv Plan,
    PO Box 534, Minneapolis MN 55440-0534                                                           1,681,615.418        99.93%




                                                                                                                    Percentage of
                                                                                                      Shares of      Outstanding
                                                                                                      Beneficial      Shares of
                                                                                                      Ownership      Class Owned
    Class A

    BDST Cust Rollover IRA FBO Edmund A Louie, 1165 Corvallis Dr, San Jose CA 95120-5431               41,858.082         7.93%

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                         33,844.449         6.41%

    Class B

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                        245,440.926        21.17%


    Select Value Fund

    Institutional Class

    PIMCO Advisors LP, 888 San Clemente Drive Suite 100, Newport Beach CA 92660-6367                  117,075.893   *    99.57%


    RCM Large-Cap Growth Fund

    Institutional Class

    Union Bank Trust Nominee Select Benefit 401K Plan, PO Box 85484, San Diego CA 92186-5484        3,884,930.695        24.62%

**  Charles Schwab Company, 101 Montgomery St, San Francisco CA 94104-4122                          2,745,551.005        17.40%

    Putnam Fiduciary Trust Co TTEE FBO Nordstrom Inc, 1 Investors Way, Norwood MA 02062-1584        1,225,056.145         7.76%

    Administrative Class

    Deutsch Bank America Trust Co FBO Nortel Networks LTIP,
    100 Plaza One, Jersey City NJ 07311-3901                                                        1,638,838.899        99.95%

    Class A

    James P Binder TTEE Surgical Associates SC 401K, PO Box 8010                                       19,728.819        31.62%

    First Clearing Corporation, 6 Rosebriar Drive, Mechanicsburg PA 17055-2792                          8,787.346        14.08%

    NFSC FBO Catherine Skidmore, 3 Cromwell Drive, Mendham NJ 07945                                     4,118.616         6.60%

    Bartell Management Group Inc 401K Retirement Plan, PO Box 801, Wausau WI 54402                      4,028.041         6.46%

    Lawrence Murphy TTEE FBO Travelers World Ltd 401K, PO Box 12237, Green Bay WI 54307                 3,749.016         6.01%

    Christopher Young TTEE GI Associates 401K, PO Box 8010, Wausau WI 54402                             3,337.100         5.35%




                                                                                                                    Percentage of
                                                                                                      Shares of      Outstanding
                                                                                                      Beneficial      Shares of
                                                                                                      Ownership      Class Owned
    Class B

    First Clearing Corporation, James M Gannon Living Trust, 6866 Melrose Drive, McLean VA 22101        3,853.211        26.06%

    Dain Rauscher Inc FBO Jacwueline J Brasher, 661 Paseo Del Canto, Green Valley AZ 85614              2,183.319        14.77%

    BSDT Cust IRA FBO Johnny D Thompson, 5385 Level Acres Dr, Macon GA 31217-5709                       1,771.630        11.98%

    Winde B Garrington, 1902 Douglas Dr, Bainbridge GA 31717                                            1,315.567         8.90%

    BSDT Cust Rollover IRA FBO Debra Silverman, 1601 Breezy Ridge Trail, Knoxville TN 37922               961.926         6.51%

    Class C

    NFSC FBO James T Westerfield, 6896 Murray Ave, Cincinnati OH 45227                                  2,633.889        26.91%

    Painewebber for the Benefit of UBS Painewebber CDN FBO David P. Miller,
    PO Box 3321, Weehawken, NJ 07086-8154                                                               1,387.604        14.18%

    NFSC FBO Jimmy L Peebles, 3237 Ramsgate Rd, Augusta GA 30909                                        1,129.453        11.54%

    DLJ - Securities Corporation Inc, PO Box 2052, jersey City NJ 07303-9998                            1,006.577        10.29%

    DLJ - Securities Corporation Inc, PO Box 2052, jersey City NJ 07303-9998                              925.069         9.45%

    NFSC FBO George Thomas Wiley, 402 West Cliff Lane, Cincinnati OH 45220                                825.688         8.44%

    Class D

**  National Financial Services Corp for Exclusive Benefit of Customers,
    200 Liberty Street, One World Financial Center, New York NY 10281-1003                          1,644,264.655        30.78%

**  Charles Schwab & Co inc Special Custody Accounts FBO Customers,
    101 montgomery Street, San Francisco CA 91404                                                   1,126,682.192        21.09%

**  Prudential Securities Inc Special Custody Account FBO Plan Participants,
    1 New York Plaza 8th Floor, new York NY 10292-2008                                              1,042,336.645        19.51%

    Reed Elsevier US Salary Investment Plan 401K, State Street Bank & Trust TTEE,
    105 Rosemont Rd, Westwood MA 02090-2318                                                           719,991.188        13.48%


    RCM Tax-Managed Growth Fund

    Institutional Class

    Dresdner Bank Ag, Jorgen-Ponto-Platz 1, Frankfurt Am Main Germany                                 100,000.000        33.58%

**  Charles Schwab Company, 101 Montgomery St, San Francisco CA 94104-4122                             87,398.587        29.35%

**  PFPC FBO Linsco Private Ledger, 211 South Gulph Rd, King of Prussia, PA 19406-3101                 47,246.402        15.87%

    The Joyce L Stupski Charitable Remainder Unitrust,
    2 Belvedere Place Suite 110, Mill Valley VA 94941-2482                                             23,389.958         7.85%



                                                                                                                    Percentage of
                                                                                                      Shares of      Outstanding
                                                                                                      Beneficial      Shares of
                                                                                                      Ownership      Class Owned

    Class A

    RBC Dain Rauscher Custodian Robert L Moncur, Segregated Rollover IRA,
    9006 Sheringham Dr, Roscoe IL 61073-8059                                                            7,507.508        27.04%

    RBC Dain Rauscher Custodian William G Parrot, Segregated Rollover IRA,
    2513 N Patricia Ln, McHenry IL 60050-6005                                                           5,765.199        20.76%

    RBC Dain Rauscher Custodian Leslie Warner Jr,
    1583 Foxfire Ln, Naples FL 34104-4986                                                               4,921.260        17.72%

    Dain Rauscher Inc FBO Kenton E Rosenberg Cust for Tyler A Rosenberg,
    1319 Creekside Ln, Grafton WI 53024-9589                                                            2,261.307         8.14%

    Dain Rauscher Inc FBO Kenton E Rosenberg Cust for Erika K Rosenberg,
    1319 Creekside Ln, Grafton WI 53024-9589                                                            2,160.804         7.78%

    RBC Dain Rauscher, George R Sorenson, 2841 100th Ave, Kenosha, WI 53144-7453                        1,870.079         6.74%

    Dain Rauscher Inc FBO Mary V Parks TTEE Dennis L & Mary V Parks Trust,
    2066 Fairview Ave N, Roseville MN 55113-5425                                                        1,778.243         6.40%

    Class B

    PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660                              965.251        65.79%

    DLJ - Securities Corporation Inc, PO Box 2052, Jersey City NJ 07303-9998                              502.008        34.21%

    Class C

    PIMCO Advisors LP, 888 San Clemente Dr Suite 100, Newport Beach CA 92660                              965.251       100.00%


    RCM Mid-Cap Fund

    Institutional Class

    The Boeing Co EE Ret Plan Trust RCM Equity Fund, Boeing World HW MC 5003-3015,
    100 N Riverside #105 33rd Fl, Chicago IL 60606                                                 38,243,237.912        21.86%

    National Electrical Benefit Fund, 1125 15th St NW Rm 401, Washington DC 20005-2775             19,061,067.266        10.90%

    Northern Trust Trustee for Tektronix Master Trust - Pension, 14200 Karl Braun Dr,
    PO Box 500 M/S 55-544, Beaveton OR 97077                                                       14,414,249.260         8.24%

    Abbott Laboratories Annuity, Retirement Trust Fund, 1 Abbott Park Rd, Abbott Paril IL 60064    13,627,536.319         7.79%

    UFCW, N CA Employers JT Pension Plan, Drawer 9000, Walnut Creek CA 94598-0990                  12,580,458.008         7.19%

    Consolidated Natural Gas Co Pnesion Trust - RCM Equity Acct, Consolidated Natural Gas Co,
    CNG Tower 625 Liberty Ave, Pittsburg PA 15222                                                  10,881,427.930         6.22%



                                                                                                                    Percentage of
                                                                                                      Shares of      Outstanding
                                                                                                      Beneficial      Shares of
                                                                                                      Ownership      Class Owned

    Class A

    Painewebber for the Benefit of UBS Painewebber CDN FBO Kathryn Pourakis,
    PO Box 3321, Weehawken NJ 07086-8154                                                               15,334.862        24.67%

    Painewebber for the Benefit of Josephine Celli JTWROS Adelaide J Luers,
    12 Crescent Ave, Cliffside Park NJ 07010-3004                                                      13,362.946        21.50%

    DLJ - Securities Corporation Inc, PO Box 2052, Jersey City NJ 07303-9998                           10,169.694        16.36%

    Painewebber for the Benefit of Daria J Baldissard JTTEN,
    14 Cameron Avenue, Pompton Plains, NJ 07444-2005                                                    9,452.055        15.21%

    BSDT Cust IRA FBO Patricia M Wiliiams, 1330 Hoffman Dr, Erie Co 80516                               3,882.454         6.25%

    Class B

    PIMCO Advisors LP, 888 San Clemente Drive Suite 100, Newport Beach CA 92660                         4,385.965       100.00%

    Class C

    Painewebber for the Benefit of Linda Haynes Stroud, PO Box 756, Idyllwild CA 92549-0756            11,792.453        59.89%

    PIMCO Advisors LP, 888 San Clemente Drive Suite 100, Newport Beach CA 92660                         4,385.965        22.28%

    Painewebber for the Benefit of Raymond R Hitney, Jane A Hitney JTWROS,
    12 Lake Drive, Buchanan NY 10511-1129                                                               2,155.172        10.95%

    Raymond James & Assoc Inc CSDN Richard Peter Rochetto IRA,
    1573 Greyback CT NW, Salem OR 97304-20777                                                           1,175.391         5.97%


    RCM Small-Cap Fund

    Institutional Class

    US Shoe Pension Trust Fund, Luxottica Group,
    8650 Governor's Hill Dr, Cincinnati OH 45249-1386                                               1,597,170.140   *    34.07%

    Cypress Lawn Cemetery Assoc Endowment Care Fund, PO Box 397, Colma CA 94014-0397                  383,285.661         8.18%

    St Luke's Episcopal Health System Foundation, 6900 Fannin St, Houston TX 77030-3800               295,068.893         6.29%

    Joseph Drown Foundation, 1999 Ave of the Stars Ste 1930, Los Angeles CA 90067-4610                257,739.473         5.50%

    The Jay & Rose Phillips Family Foundation, PO Box 1787, Milwaukee WI 53201-1787                   238,907.595         5.10%


    RCM Global Small-Cap Fund

    Institutional Class

    Dean Witter Discover & Co Pension Plan Trust,
    333 Market St Fl 25, San Francisco CA 94105-2126                                                  175,935.831        43.67%

**  National Financial Services for the Benefit of Customer, 200 Liberty St,
    1 World Financial Center, new York NY 10281-1003                                                   81,654.978        20.27%




                                                                                                                    Percentage of
                                                                                                      Shares of      Outstanding
                                                                                                      Beneficial      Shares of
                                                                                                      Ownership      Class Owned
**  Charles Schwab Company, 101 Montgomery St, San Francisco CA 94104-4122                             57,096.090        14.17%

    Levine-Lent Family Foundation, Jewish Community Federation,
    121 Steuart St, San Francisco CA 94105-1236                                                        26,396.461          .55%

    Class A

    First Clearing Corporation, 6 Rosebriar Drive, Mechanicsburg PA 17055-2792                          3,563.792        26.33%

    DLJ - Securities Corporation Inc, PO Box 2052, Jersey City NJ 07303-9998                            1,642.857        12.14%

    Judith K. Pasquarella TTEE, Judith K Paswuarella Rev Trust,
    425 N Eton St Apt 307, Birmingham MI 48009                                                          1,609.919        11.89%

    DLJ - Securities Corporation Inc, PO Box 2052, Jersey City NJ 07303-9998                            1,104.566         8.16%

    William Dwight & Ruth Hoskins - Dwight TTEES FBO Dwight Orthopedic 401K PSP,
    26211 Central Blvd Prk Ste 502, Southfield MI 48377                                                   864.050         6.38%

    BSDT Cust IRA FBO Steven D Smith, 2179 Middle Court, Freeport IL 61032                                724.113         5.35%

    Class B

    PIMCO Advisors LP, 888 San Clemente Drive Suite 100, Newport Beach CA 92660                           763.359        19.23%

    BNY Clearing Ser ices LLC FBO Carolyn N McDonald IRA,
    111 East Kilbourn Ave, Milwaukee WI 53202                                                             744.048        18.74%

    American Enterprise Investment Svcs, PO Box 9446, Minneapolis MN 55440                                707.714        17.82%

    Morgan Keegan & Company Inc FBO Cecil F Nichols, 1909 Adelphi Road, Richmond VA 23229                 698.324        17.59%

    BNY Clearing Services LLC FBO Julia A Etchemendy, 111 East Kilbourn Ave, Milwaukee WI 53202           406.805        10.25%

    US Clearing Corp, 26 Broadway, New York NY 10004-1798                                                 250.285         6.30%

    BSDT Cust IRA FBO William G Kleber, 6419 Hudson Ave, Mentor OH 44060                                  247.805         6.24%

    Class C

    James M Snediker & Judith M Snediker, 205 Cypress Knoll Dr, Sewickley PA 15143-9378                 3,808.864        11.74%

    Raymond James & Assoc Inc Csdn Patricia G Miller IRA, 6015 Wellesley Ave, Pittsburgh PA 15206-1720  2,561.169         7.89%

    E Matthew Goyette TTEE Goyette Living Trust, 1172 Holly Ave, Shady Side MD 20764-9543               2,176.564         6.71%

    Raymond Kames & Assoc Inc Csdn Edward J Ferris IRA, 453 Dover Dr, Pittsburgh PA 15238-1300          1,667.825         5.14%

    Class D

**  Charles Schwab & Co Inc Special Custody Accounts FBO Customers,
    101 Montgomery St, San Francisco CA 94104-4122                                                    185,529.072        37.43%

**  National Financial Services Corp for Exclusive Benefit of Customers,
    200 Liberty Street, One World Financial Center, New York NY 10281-1003                            128,432.328        25.91%



                                                                                                                    Percentage of
                                                                                                      Shares of      Outstanding
                                                                                                      Beneficial      Shares of
                                                                                                      Ownership      Class Owned
**  National Investor Services Corp for the Exclusive Benefit of Cust,
    55 Water Stree, New York NY 10041-0004                                                             29,209.153         5.89%


    RCM Global Technology Fund

    Institutional Class

**  Charles Schwab Company, 101 Montgomery St, San Francisco CA 94104-4122                          1,261,060.902        22.27%

**  National Financial Services Corp for Exclusive Benefit of Customers,
    200 Liberty Street, One World Financial Center, New York NY 10281-1003                          1,051,427.026        18.57%

    CONREF & CO FBO Mutual com generation wave growth, PO Box 1787, Milwaukee WI 53201-1787           340,921.586         6.02%

    Bankers Trust TTEE Harris Corporation Ret Plan,
    100 Plaza One, MS 3048, Jersey City NJ 07311-3999                                                 299,459.751         5.29%

    US Trust FBO Kirch Foundation Corp, 4380 SW MacAdam Suite 450, Portland OR 97201-6407             294,729.529         5.21%

    Class A

    The Vanguard Fiduciary Trust Dresdner RCM Global Tech Fund,
    PO Box 2600, Valley Forge PA 19482-2600                                                           474,247.234        79.59%

    State Street Bank & Trust Co, Southern California Edison Company Stock Savings Plan,
    105 Rosemont Ave, Westwood MA 02090                                                                85,855.246        14.41%

    Class B

    Southwest Securities Inc FBO Ronald M Garl Golf Course Design In,
    PO Box 509002, Dallas TX 75250                                                                        662.299        10.17%

    Wexford Clearing Services Corp FBO Alan J Lerner TTEE Alan J Lerner Trust,
    10524 Pine Gardens Apt 102, Las Vegas NV 89144-4233                                                   585.559         8.99%

    NFSC FBO IRA Rollover FBO Julius I Trachten, 82 Sherman Street, Brooklyn NY 11218                     570.523         8.76%

    Dean Witter for the Benefit of William B Richards JR TTEE,
    PO Box 250, Church Street Station, New York NY 10008-0250                                             559.892         8.60%

    Wexford Clearing Services Corp FBO Donald L Core IRA, 6924 Hamilton CT, Lorton VA 22079-1211          488.951         7.51%

    John J Murphy, 7808 Stratford Rd, Bethsda MD 20814                                                    398.700         6.12%

    Class C

    CIBC World Markets Corp, PO Box 3484, Church Street Station, New York NY 10008-3484                 4,671.707        23.97%
%
    Prudential Securities Inc FBO Canadian Imperial Holdings Inc,
    425 Lexington Ave Frnt 5, New York NY 10017-3903                                                    2,459.710        12.61%

    Prudential Securities Inc FBO Seattle Wire and Cable LLC,
    1721 NW 199th St, Shoreline WA 98177-2235                                                           2,106.150        10.81%




                                                                                                                    Percentage of
                                                                                                      Shares of      Outstanding
                                                                                                      Beneficial      Shares of
                                                                                                      Ownership      Class Owned
    Class D

**  Charles Schwab & Co Inc Special Custody Accounts FBO Customers,
    101 Montgomery St, San Francisco CA 94104-4122                                                  3,276,225.789        45.08%

**  National Financial Services Corp for Exclusive Benefit of Customers,
    200 Liberty Street, One World Financial Center, New York NY 10281                               1,369,153.091        18.84%


    RCM Global Equity Fund

    Institutional Class

    Dresdner Bank AG, Jorten-Ponto-Platz 1, Frankfurt AM Main Germany                                 135,747.692   *   100.00%

    Class A

    Prudential Securities Inc FBO GACF N.V., 40 Salem St, Salem MA 01970-4934                          43,955.018        73.19%

    BSDT Cust IRA FBO Kathleen S Campisano Stooks, 9701 E Happy Valley Rd Unit 15,
    Scottsdale AZ 85255-2396                                                                           13,679.891        22.78%

    Class B

    PIMCO Advisors LP, 888 San Clemente Drive Suite 100, Newport Beach CA 92660                         1,445.087       100.00%

    Class C

    DLJ - Securities Corp Inc, PO Box 2052, Jersey City NJ 07303-9998                                   4,399.952        56.82%

    PIMCO Advisors LP, 888 San Clemente Drive Suite 100, Newport Beach CA 92660                         1,445.087        18.66%

    DLJ - Securities Corp Inc, PO Box 2052, Jersey City NJ 07303-9998                                     725.689         9.37%

    BSDT Cust Roth IRA FBO Sylvia MacDonald, 1944 N Cool Creek Ave, Meridian ID 83642                     504.305         6.51%


    RCM International Growth Equity Fund

    Institutional Class

    JM Family Enterprises Assoc Profit Sharing Plan,
    100 NW 12th Ave, Deerfiend Beach FL 33442-1702                                                  1,650,793.117        18.88%

    Asset Allocation Portfolio, Shareholder Services PIMCOFunds,
    840 Newport Center Drive Suite 300, Newport Beach CA 92660                                      1,211,348.599        13.85%

    Wausau-Mosinee Paper Corp Master Pension Trust, 1244 Kronenwetter Dr, Mosinee WI 54455-9099       777,726.503         8.90%




                                                                                                                    Percentage of
                                                                                                      Shares of      Outstanding
                                                                                                      Beneficial      Shares of
                                                                                                      Ownership      Class Owned
    Sheldon & Co, PO Box 94984, Cleveland OH 44101-4984                                               448,758.360         5.13%

    Class B

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                         41,690.154         8.18%

**  Smith Barney House Acct, 333 West 34th St, New York NY 10001-2483                                  29,060.720         5.70%

    Class C

**  Smith Barney House Acct, 333 West 34th St, New York NY 10001-2483                                 610,728.451        13.54%

**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246-6484                                                                        410,514.856         9.10%

    Class D

**  Charles Schwab & Co Inc Special Custody Accounts FBO Customers,
    101 Montgomery St, San Francisco CA 94104-4122                                                    295,387.723        40.59%


    RCM Emerging Markets Fund

    Institutional Class

    Dresdner Bank AG, Jorgen-Ponto-Platz 1, Frankfurt AM Main Germany                                 300,000.000   *    49.43%

**  National Financial Services for the Benefit of Customer, 200 Liberty St,
    1 World Financial Center, New York NY 10281                                                       229,223.275   *    37.77%

**  Charles Schwab Company, 101 Montgomery St, San Francisco CA 94104-4122                             61,465.573        10.13%

    Class A

    BSDT Cust Rollover IRA FBO Louis M Porn, 108 Oak Ridge, Burr Ridge IL 60521                         3,407.563        29.28%

    Dain Rauscher Inc FBO Walter C Rowe Robin Rowe, 5610 Old Naches, Naches WA 98937-9793               2,136.752        18.36%

    BSDT Cust Rollover IRA FBO Robert D Stearns, 2204 Westcourt Lane #403, herndon VA 20170             1,915.910        16.46%

    H&R Block Financial Advisors Inc, 751 Griswold Street, Detroit MI 48226                               899.281         7.73%

    Raymond James & Assoc Inc FBO Guzman Mich, 880 Carillon Pkwy, St Petersburg FL 33716                  722.022         6.20%

    BSDT Cust Rollover IRA FBO Renee L Carlson, 3006 Milner Ct, Fort Collins CO 80525                     587.471         5.05%

    Class B

    Charlotte Brady TOD Chris A Brady Subject to STA TOD Rules,
    3940 Timber Lane, Colorado Springs CO 80908                                                         4,470.019        48.03%




                                                                                                                    Percentage of
                                                                                                      Shares of      Outstanding
                                                                                                      Beneficial      Shares of
                                                                                                      Ownership      Class Owned
    Legg Mason Wood Walker Inc, PO Box 1476, Baltimore MD 21202                                         2,102.616        22.59%

    Marlys A Breneman, 803 Jefferson, Wellsburg IA 50680                                                  655.712         7.05%

    George E Knauff, PO Box 811, Libertyville IL 60048                                                    546.946         5.88%

    Painewebber for the Benefit of Victor Frank Yacullo III,
    7341 East Galleco Lane, Scottsdale AZ 85255-4726                                                      489.130         5.26%

    Class C

    Prudential Securities Inc FBO Mr. Robert Prophater TTEE Vandalia Medical Center Inc
    FBO James T Smith, Vandalia OH 45377-1828                                                           8,920.607        19.75%

    Prudential Securitieis Inc FBO John K Howe TTEE John K Howe Co Inc PS Plan,
    400 Pike St Fl 6, Cincinnati OH 45202-4216                                                          8,673.026        19.20%

    Prudential Securities Inc FBO Phillip A Fensel, 1012 Thicket Walk, Dayton OH 45429-1978             7,136.485        15.80%

    Prudential Securities Inc FBO Gary G Grassan DAD Acct,
    6401 Broken Arrow Place, Dayton OH 45459-1205                                                       4,315.373         9.55%

    Class D

**  Charles Schwab & Co Inc Special Custody Accounts FBO Customers,
    101 Montgomery St, San Francisco CA 94104-4122                                                     74,444.291        39.23%

**  National Financial Services Corp FBO Our Customers, 200 Liberty Street,
    One World Financial Center, New York NY 10281-1003                                                 39,187.061        20.65%


    RCM Europe Fund

    Institutional Class

    Joe A Roberts & Betty J Roberts JT WROS, 5307 W Irving St, Pasco WA 99301-3003                        299.353       100.00%

    Class A


    BSDT Cust Rollover IRA FBO Norman W Garn, 1721 Mission Hills RD #208, Northbrook IL 60062          29,282.577        73.94%

    Painewebber for the Benefit of Denise I Stripe Revocable Trust,
    105 Rumstick Road, Barrington RI 02806-4836                                                         7,641.749        19.30%

    Class B

    PIMCO Advisors LP, 888 San Clemente Drive Suite 100, Newport Beach CA 92660                         1,362.398        67.67%

    Dear Stearns Securities Corp, 1 Metrotech Center N, Brooklyn NY 11201-3870                            651.042        32.33%




                                                                                                                    Percentage of
                                                                                                      Shares of      Outstanding
                                                                                                      Beneficial      Shares of
                                                                                                      Ownership      Class Owned
    Class C

    PIMCO Advisors LP, 888 San Clemente Drive Suite 100, Newport Beach CA 92660                         1,362.398        38.80%

    Painewebber for the Benefit of Kopel M. Shatenstein,
    5409 Surrey Street, Chevy Chase MD 20815-5525                                                       1,084.997        30.90%

    AG Edwards & Sons Custodian for Richard E Weiss Rollover IRA,
    3903 Monsols Dr, Florissant MO 63034-2443                                                             602.410        17.15%

    AG Edwards & Sons Custodian for Edna M Weiss Rollover IRA,
    3903 Monsols Dr, Florissant MO 63034-2443                                                             461.847        13.15%

    Class D

**  Charles Schwab & Co Inc Special Custody Accounts FBO Customers,
    101 Montgomery St, San Francisco CA 94104-4122                                                  1,010,157.676   *    27.96%

**  National Financial Services Corp FBO Our Customers, 200 Liberty Street,
    One World Financial Center, New York NY 10281-1003                                                335,023.280         9.27%

**  Smith Barney Inc, 333 W. 34th St FL 7, New York NY 10001-2483                                     215,126.631         5.96%


    RCM Global Healthcare Fund

    Class A

    Wells Fargo Investments LLC, 608 Second Avenue South 8th Fl, Minneapolis MN 55402                   3,837.678         8.40%

    DLJ - Securities Corporation Inc, PO Box 2052, Jersey City NJ 07303-9998                            3,243.121         7.10%

    DLJ - Securities Corporation Inc, PO Box 2052, Jersey City NJ 07303-9998                            2,554.583         5.59%

    BSDT Cust IRA FBO Patricia Dangelo, 95 Muncie Rd, West Babylon NY 11704-8223                        2,507.771         5.49%

    Class B

    American Enterprise Investment Svcs, PO Box 9446, Minneapolis MN 55440                              5,027.652         9.48%

    American Enterprise Investment Svcs, PO Box 9446, Minneapolis MN 55440                              5,027.652         9.48%

**  Smith Barney House Account, 333 West 34th St, New York NY 10001-2483                                3,159.183         5.96%

    Class C

    Cemcon Ltd 401K Savings Plan, 1N131 County Farm Rd, Winfield IL 60190                               4,442.650         7.81%

    James M Snediker & Judith M Snediker, 205 Cypress Knoll Dr, Sewickley PA 15143-9378                 3,893.709         6.84%

    Class D

**  Charles Schwab & Co Inc Special Custody Accounts FBO Customers,
    101 Montgomery St, San Francisco CA 94104-4122                                                  5,478,422.659   *    54.02%




                                                                                                                    Percentage of
                                                                                                      Shares of      Outstanding
                                                                                                      Beneficial      Shares of
                                                                                                      Ownership      Class Owned
**  National Financial Services Corp FBO Our Customers, 200 Liberty Street,
    One World Financial Center, New York NY 10281-1003                                              2,346,422.162        23.14%


    RCM Biotechnology Fund

    Class A

    McDonald Investments Inc, 4900 Tiedeman Road, Brooklyn OH 44144                                     3,008.424        10.01%

    DLJ - Securities Corporation Inc, PO Box 2052, Jersey City NJ 07303-9998                            1,849.490         6.15%

    DLJ - Securities Corporation Inc, PO Box 2052, Jersey City NJ 07303-9998                            1,639.833         5.46%

    Class B

    FISERV Securities Inc, One Commerce Square, 2005 Market Street Suite 1200, Philadelphia PA 19103    2,290.426        10.91%

    John M Scukas, 1905 Dorcas Ln, Wilmington DE 19806-1163                                             1,963.842         9.36%

    BSDT Cust Rollover IRA FBO Frank P Friedman, 60 Centerville Rd, Holmdel NJ 07733                    1,219.708         5.81%

    Class C

    Dean Witter for the Benefit of William J Moffitt Defined Benefit,
    PO Box 250 Church Street Station, New York NY 10008-0250                                            3,951.528        13.95%

    BSDT Cust Rollover IRA FBO Douglas P Herbert, 946 Valle Verde, Martinez CA 94553                    1,721.219         6.08%

    BSDT Cust Roth Conv IRA FBO Chester J Knoblich, 1961 Wayne Ave, San Leandro CA 94546                1,428.954         5.05%

    Class D

**  Charles Schwab & Co Inc Special Custody Accounts FBO Customers,
    101 Montgomery St, San Francisco CA 94104-4122                                                  7,658,560.165   *    41.95%

**  National Financial Services Corp FBO Our Customers, 200 Liberty Street,
    One World Financial Center, New York NY 10281-1003                                              4,241,315.119        23.23%

**  National Investor Services Corp for the Exclusive Benefit of Cust,
    55 Water Street, New York NY 10041-0004                                                         1,009,349.775         5.53%


PART C.  OTHER INFORMATION

Item 23. Exhibits.

         The letter of each exhibit relates to the exhibit designation in Form N-1A:

         (a) Form of Second Amendment and Restated Agreement and Declaration of Trust (2)

         (b)  (1)  Form of Amended and Restated Bylaws (19).

         (c) (1) Article III (Shares) and Article V (Shareholders' Voting Powers and Meetings) of the Second Amended and Restated Agreement and Declaration of Trust (2)

              (2) Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders' Voting Powers and Meetings) of the Amended and Restated Bylaws (19).

          (d) (1)  (i)    Form of Amended and Restated Investment Advisory
                          Agreement dated as of May 5, 2000 (19).

                   (ii) Form of Addendum to Investment Advisory Agreement to add the Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds, to be filed by amendment.

                   (iii) Form of Addendum to Investment Advisory Agreement to decrease the advisory fee rate with respect to PIMCO Growth & Income Fund (f/k/a PIMCO Mid-Cap Equity Fund) and to add the PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Small-Cap Technology, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds (19).

                   (iv) Form of Addendum to Investment Advisory Agreement to add the Select Value Fund (24).

                   (v) Form of Addendum to Investment Advisory Agreement to add the PIMCO RCM International Growth Equity Fund, PIMCO RCM Emerging Markets Fund, PIMCO RCM Europe Fund, PIMCO RCM Global Small-Cap Fund, PIMCO RCM Global Technology Fund, PIMCO RCM Global Healthcare Fund, PIMCO RCM Large-Cap Growth Fund, PIMCO RCM Tax-Managed Growth Fund, PIMCO RCM Mid-Cap Fund, PIMCO RCM Small-Cap Fund, PIMCO RCM Biotechnology Fund, PIMCO RCM Balanced Fund and PIMCO RCM Global Equity Fund
                          (26).


                   (vi) Form of addendum to Investment Advisory Agreement to add the PIMCO NACM Core Equity Fund, PIMCO NACM Global Fund, PIMCO NACM Growth Fund, PIMCO NACM International Fund, PIMCO NACM Flex-Cap Value Fund, PIMCO NACM Pacific Rim Fund and PIMCO NACM Value Fund
                          (28).


              (2)  (i)    Form of Portfolio Management Agreement with NFJ
                          Investment Group (19).

                   (ii) Form of Portfolio Management Agreement with Cadence Capital Management (19).

                   (iii) Portfolio Management Agreement with Parametric Portfolio Associates (24).

                         (iv) Form of Portfolio Management Agreement with PIMCO/Allianz Investment Advisors LLC (20).

                         (v) Form of Portfolio Management Agreement with Dresdner RCM Global Investors LLC (26).


                         (vi) Form of Portfolio Management Agreement with Nicholas-Applegate Capital Management (28).



              (e)  (1)  Form of Distribution Contract (19).

                   (2) Form of Supplement to Distribution Contract to add the Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds, to be filed by amendment.

                   (3) Form of Supplement to Distribution Contract to add the PIMCO Growth & Income, PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Small-Cap Technology, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds (19).

                   (4)  Form of Dealer Agreement (21).

                   (5) Form of Supplement to Distribution Contract to add the Select Value Fund (24).

                   (6) Form of Supplement to Distribution Contract to add the PIMCO RCM International Growth Equity Fund, PIMCO RCM Emerging Markets Fund, PIMCO RCM Europe Fund, PIMCO RCM Global Small-Cap Fund, PIMCO RCM Global Technology Fund, PIMCO RCM Global Healthcare Fund, PIMCO RCM Large-Cap Growth Fund, PIMCO RCM Tax-Managed Growth Fund, PIMCO RCM Mid-Cap Fund, PIMCO RCM Small-Cap Fund, PIMCO RCM Biotechnology Fund, PIMCO RCM Balanced Fund and PIMCO RCM Global Equity Fund (26).


                    (7) Form of Supplement to Distribution Contract to add the
                        PIMCO NACM Core Equity Fund, PIMCO NACM Global Fund, PIMCO NACM Growth Fund, PIMCO NACM International Fund, PIMCO NACM Flex-Cap Value Fund, PIMCO NACM Pacific Rim Fund and PIMCO NACM Value Fund (28).


              (f)       Not Applicable.

              (g)  (1)  Form of Custody and Investment Accounting Agreement
                        dated January 1, 2000 with State Street Bank & Trust Company (19).

                   (2) Form of Amendment to Custody and Investment Accounting Agreement with State Street Bank & Trust Company (24).

              (h)  (1)  Form of Amended and Restated Administration Agreement
                        between the Trust and PIMCO Advisors L.P. (19).

                        (i) Revised Schedule to Administrative Agreement (Exhibit A) as of December 6, 2001, (26).


                        (ii) Revised Schedule to Administrative Agreement (Exhibit A) as of June, 2002 (28).

                    (2) Form of Administration Agreement between PIMCO Advisors
                        L.P. and Pacific Investment Management Company (4)

                    (3) Form of Amendment to Administration Agreement (to
                        include Class D shares) between PIMCO Advisors L.P. and Pacific Investment Management Company (11)

                    (4) Form of Agency Agreement and Addenda (1)

                    (5) Form of Addendum to Agency Agreement (4)

                    (6) Form of Assignment of Agency Agreement (4)

                    (7) Form of Addendum to Agency Agreement (6)

                    (8) (i) Form of Transfer Agency and Services Agreement with National Financial Data Services (23).

                        (ii) Form of Transfer Agency and Services Agreement with First Data Investor Services Group, Inc. dated November 9, 1998, as amended July 20, 1999
                              (19).

                              (a) Amendment Number Two to the Transfer Agency
                                  and Series Agreement with First Data Investor Services Group, Inc. (24).

                        (iii) Form of Transfer Agency and Services Agreement
                              with State Street Bank and Trust Company, including Form of Novation and Amendment of Transfer Agency Agreement (26).

                    (9) Form of Service Plan for Institutional Services Shares
                        (6)

                   (10) Form of Administrative Services Plan for Administrative
                        Class Shares (4)

                   (11) Form of Securities Lending Authorization Agreement with
                        State Street Bank and Trust Company, as filed herewith.


              (i)       Opinion and Consent of Counsel (6)

              (j)   (1) Consents of PricewaterhouseCoopers LLP.

                        (i)   Consent dated October 30, 2000 (20)

                        (ii)  Consent dated November 13, 2000 (22)

                        (iii) Letter dated October 26, 1999 from
                              PricewaterhouseCoopers LLP to the Securities and Exchange Commission. (14)

                        (iv)  Consent dated October 29, 2001 (25)

                        (v)   Consent dated December 28, 2001 (26).

                        (vi)  Consent dated July 19, 2002 (28).


                        (vii) Consent dated [_____, 2002], to be filed by post-
                              effective amendment.

                    (2) Consent and Opinion of Coopers & Lybrand LLP (6)

                    (3) Consent of Ernst & Young LLP.


                        (i)   Consent dated July 12, 2002 (28)

                        (ii) Consent dated [_____, 2002], to be filed by post-effective amendment.

              (k)       Not Applicable

              (l)       Initial Capital Agreement (6)

              (m)   (1) Form of Distribution and Servicing Plan (Class A) (4)

                    (2) Form of Distribution and Servicing Plan (Class B) (4)

                    (3) Form of Distribution and Servicing Plan (Class C) (4)

                    (4) Form of Distribution Plan for Administrative Class
                        Shares (4)

                   (5) Form of Distribution Plan for Class D Shares included as part of the Form of Amended and Restated Administration Agreement included in Exhibit (h)(1).

              (n)  (1)  Form of Amended and Restated Multi-Class Plan (21)

                   (2) Amended and Restated Multi-Class Plan dated September 19, 2001. (25)

              (p)  (1)  Code of Ethics of the Registrant (19)

                   (2) Code of Ethics of PIMCO Advisors L.P., PIMCO/Allianz International Advisors LLC, Cadence Capital Management, NFJ Investment Group and Parametric Portfolio Associates
                        (19)

                   (3)  Code of Ethics of Blairlogie Capital Management (19)


                   (4)  Code of Ethics of Dresdner RCM Global Investors LLC
                        (26).


                   (5)  Code of Ethics of PIMCO Funds Distributors LLC (19)

                   (6)  Code of Ethics of Nicholas-Applegate Capital Management
                        (27)

              (q)  (1)  Powers of Attorney and Certificate of Secretary (1)

                   (2) Power of Attorney for E. Philip Cannon, Donald P. Carter, Gary A. Childress, William D. Cvengros, John P. Hardaway, Joel Segall, W. Bryant Stooks, Gerald M. Thorne, Richard L. Nelson, Lyman W. Porter and Alan Richards (5)

                   (3)  Power of Attorney for Kenneth M. Poovey (16)

                   (4)  Power of Attorney for Theodore J. Coburn (27)

--------------------
1 Incorporated by reference from Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on July 1, 1996.

2 Incorporated by reference from Definitive Proxy Statement of the Trust (File No. 811-06161), as filed on November 7, 1996.

3 Incorporated by reference from Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A of PIMCO Advisors Funds (File No. 2-87203), as filed on November 30, 1995.

4 Incorporated by reference from Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on January 13, 1997.

5 Incorporated by reference from Post-Effective Amendment No. 27 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 10, 1997.

6 Incorporated by reference from Post-Effective Amendment No.28 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 1997.

7 Incorporated by reference from Post-Effective Amendment No. 30 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 13, 1998.

8 Incorporated by reference from Post-Effective Amendment No. 32 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on April 21, 1998.

9 Incorporated by reference from Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on June 30, 1998.

10. Incorporated by reference from Post-Effective Amendment No. 34 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on July 2, 1998.

11. Incorporated by reference from Post-Effective Amendment No. 36 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 30, 1998.

12. Incorporated by reference from Post-Effective Amendment No. 38 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 1999.

13. Incorporated by reference from Post-Effective Amendment No. 39 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on May 25, 1999.

14. Incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 29, 1999.

15. Incorporated by reference from Post-Effective Amendment No. 44 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on December 14, 1999.

16. Incorporated by reference from Post-Effective Amendment No. 46 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 27, 2000.

17. Incorporated by reference from Post-Effective Amendment No. 47 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 2000.

18.  Not Applicable.

19. Incorporated by reference from Post-Effective Amendment No. 51 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on August 17, 2000.

20. Incorporated by reference from Post-Effective Amendment No. 53 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2000.

21. Incorporated by reference from the Registration Statement on Form N-14 of the Trust (File No. 333-54506), as filed on January 29, 2001.

22. Incorporated by reference from Post-Effective Amendment No. 54 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on November 13, 2000.

23. Incorporated by reference from Post-Effective Amendment No. 55 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on April 6, 2001.

24. Incorporated by reference from Post-Effective Amendment No. 59 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on August 31, 2001.

25. Incorporated by reference from Post-Effective Amendment No. 64 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2001.

26. Incorporated by reference from Post-Effective Amendment No. 66 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on December 28, 2001.

27. Incorporated by reference from Post-Effective Amendment No. 67 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on May 2, 2002.


28. Incorporated by reference from Post-Effective Amendment No. 71 to the Trust's Registation Statement on Form N-1A (File No. 33-36528), as filed on July 19, 2002.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          Not applicable.

Item 25.  Indemnification

     Reference is made to Article VIII, Section 1, of the Registrant's Second Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference herein.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Second Amended and Restated Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor and Portfolio Managers.

     Unless otherwise stated, the principal business address of each organization listed is 888 San Clemente, Newport Beach, CA 92660.


  Allianz Dresdner Asset Management of America, L.P. (formerly PIMCO Advisors, L.P.)

------------------------------------------------------------------------------------------------
Name                           Position with Advisor           Other Affiliations
------------------------------------------------------------------------------------------------
Joachim Faber, Dr.             Managing Director and Chief     Management Board of PIMCO Holding
                               Executive Officer               LLC;  Chief Executive Officer,
                                                               Management Board of
                                                               Allianz-PacLife Partners LLC
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Udo Frank                      Managing Director               Vice President of PIMCO/Allianz
                                                               International Advisors LLC;
                                                               Managing Director of Allianz Asset
                                                               Management U.S. Equities LLC
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

David C. Flattum               Managing Director and           Director of PIMCO Global Advisors
                               General Counsel                 (Resources) Limited; Managing
                                                               Director of PIMCO Holding LLC,
                                                               Allianz Asset Management U.S.
                                                               Equities LLC, Allianz-PacLife
                                                               Partners LLC; Managing Director,
                                                               General Counsel and Head of
                                                               Corporate Functions, Management
                                                               Board of Allianz Asset Management
                                                               of America LLC; Director, Chief
                                                               Executive Officer, Oppenheimer
                                                               Group, Inc.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Stephen J. Treadway           Managing Director                Managing Director and Chief
                                                               Executive Officer of PIMCO Allianz
                                                               Advisors LLC, PIMCO Funds
                                                               Distributors LLC; Chief Executive
                                                               Officer, Mutual Fund Division of
                                                               PIMCO Allianz Advisors LLC,
                                                               PIMCO/Allianz International
                                                               Advisors LLC, Allianz Private
                                                               Client Services LLC; Director,
                                                               Chairman, President, Chief
                                                               Executive Officer of PIMCO Funds
                                                               Advertising Agency Inc.; Executive
                                                               Vice President of Value Advisors
                                                               LLC,  OpCap Advisors; Managing
                                                               Director of Allianz Asset
                                                               Management of America LLC
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
James G. Ward                 Executive Vice President and     Executive Vice President of PIMCO
                              Director of Human Resources      Australia Pty Ltd, PIMCO Europe
                                                               Limited, PIMCO Japan Ltd; Director
                                                               of Human Resources of PIMCO Funds
                                                               Distributors LLC, Allianz Asset
                                                               Management of America LLC;
                                                               Executive Vice President, Human
                                                               Resources of PIMCO Global Advisors
                                                               LLC; Director, Executive Vice
                                                               President of PIMCO Global Advisors
                                                               (Resources) Limited
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Stewart A. Smith              Vice President and Secretary     Vice President and Secretary of
                                                               PIMCO Allianz Advisors LLC,
                                                               PIMCO/Allianz International
                                                               Advisors LLC, PIMCO CD
                                                               Distributors LLC, PIMCO Equity
                                                               Advisors LLC, PIMCO Equity
                                                               Partners LLC, Allianz Private
                                                               Client Services LLC, Value
                                                               Advisors LLC; Assistant Secretary
                                                               of PIMCO Funds Advertising Agency
                                                               Inc., PIMCO Funds Distributors
                                                               LLC, PIMCO Global Advisors LLC,
                                                               Cadence Capital Management,
                                                               Oppenheimer Capital Australia
                                                               Inc.; Managing Director and Chief
                                                               Executive Officer of PIMCO Funds
                                                               Distributors LLC; Director,
                                                               Secretary of PIMCO Global Advisors
                                                               (Resources) Limited; Secretary of
                                                               PIMCO Holding LLC, Allianz Asset
                                                               Management of America LLC, Allianz
                                                               Asset Management U.S. Equities
                                                               LLC, Allianz-PacLife Partners LLC,
                                                               Cadence Capital Management Inc.,
                                                               NFJ Management Inc., NFJ
                                                               Investment Group, Oppenheimer
                                                               Group, Inc.; Vice President and
                                                               Assistant Secretary of OCC
                                                               Distributors, OpCap Advisors,
                                                               Oppenheimer Capital
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
John C. Maney                 Executive Vice President and     Chief Financial Officer of PIMCO
                              Chief Financial Officer          Allianz Advisors LLC,
                                                               PIMCO/Allianz International
                                                               Advisors LLC, PIMCO CD
                                                               Distributors LLC, PIMCO Equity
                                                               Advisors LLC, PIMCO Equity
                                                               Partners LLC, PIMCO Funds
                                                               Advertising Agency Inc., PIMCO
                                                               Funds Distributors LLC, PIMCO
                                                               Global Advisors LLC, PIMCO Holding
                                                               LLC, Allianz Private Client
                                                               Services LLC, StocksPLUS
                                                               Management, Inc., Value Advisors
                                                               LLC, Allianz Asset Management U.S.
                                                               Equities LLC, Allianz-PacLife
                                                               Partners LLC, NFJ Management Inc.,
                                                               NFJ Investment Group, Oppenheimer
                                                               Group, Inc., OCC Distributors,
                                                               OpCap Advisors, Oppenheimer
                                                               Capital, Oppenheimer Capital
                                                               Australasia, Inc., Pacific
                                                               Investment Management Company LLC;
                                                               Chief Financial Officer and
                                                               Treasurer of Allianz Asset
                                                               Management of America LLC
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Andrew Bocko                  Senior Vice President and        Director of Information Technology
                              Director of Information          of Allianz Asset Management of
                              Technology                       America LLC, Allianz Asset
                                                               Management U.S. Equities LLC
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Francis C. Poli               Senior Vice President, Chief     Senior Vice President, Chief Legal
                              Legal Officer and Director       Officer and Assistant Secretary of
                              of Compliance                    PIMCO Allianz Advisors LLC,
                                                               PIMCO/Allianz International
                                                               Advisors LLC, PIMCO CD
                                                               Distributors LLC, PIMCO Equity
                                                               Advisors LLC; Allianz Private
                                                               Client Services LLC; Senior Vice
                                                               President and Chief Legal Officer
                                                               of PIMCO Equity Partners LLC;
                                                               Vice President Compliance Officer
                                                               of PIMCO Funds Distributors LLC;
                                                               Director of Compliance of PIMCO
                                                               Global Advisors LLC, Allianz Asset
                                                               Management of America LLC; Senior
                                                               Vice President and Director of
                                                               Compliance of Value Advisors LLC;
                                                               Chief Legal Officer and Director
                                                               of Compliance of Allianz Asset
                                                               Management U.S. Equities LLC;
                                                               Principal, Secretary and
                                                               Compliance Officer of OCC
                                                               Distributors; Senior Vice
                                                               President, Chief Legal Officer and
                                                               Secretary of OpCap Advisors,
                                                               Oppenheimer Capital; Director,
                                                               President, Secretary, Oppenheimer
                                                               Capital Australia, Inc.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Vinh T. Nguyen                Vice President and Controller    Vice President and Controller of
                                                               PIMCO Allianz Advisors LLC,
                                                               PIMCO/Allianz International
                                                               Advisors LLC, PIMCO Australia Pty
                                                               Ltd, PIMCO CD Distributors LLC,
                                                               PIMCO Europe Limited, PIMCO Equity
                                                               Advisors LLC, PIMCO Equity
                                                               Partners LLC,  PIMCO Funds
                                                               Advertising Agency Inc., PIMCO
                                                               Global Advisors LLC, PIMCO Global
                                                               Advisors (Resources) Limited,
                                                               PIMCO GmbH, PIMCO Holding LLC,
                                                               PIMCO Japan Ltd, Allianz Private
                                                               Client Services LLC, StocksPLUS
                                                               Management, Inc., Value Advisors
                                                               LLC, Allianz-PacLife Partners LLC,
                                                               Cadence Capital Management Inc.,
                                                               NFJ Management Inc., NFJ
                                                               Investment Group, OCC
                                                               Distributors, OpCap Advisors,
                                                               Oppenheimer Capital, Oppenheimer
                                                               Capital Australia Inc.,
                                                               Oppenheimer Group, Inc.,  Pacific
                                                               Investment Management Company LLC;
                                                               Controller of PIMCO Funds
                                                               Distributors LLC, Allianz Asset
                                                               Management of America LLC, Allianz
                                                               Asset Management U.S. Equities LLC
------------------------------------------------------------------------------------------------
Marna Whittington             Chief Operating Officer          See Nicholas-Applegate Capital
                                                               Management LLC
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Linda Nielsen                 Director of Human Resources      None
------------------------------------------------------------------------------------------------



                          Cadence Capital Management
                       265 Franklin Street, 11/th/ Floor
                          Boston, Massachusetts 02110

------------------------------------------------------------------------------------------------
Name                          Position with Advisor          Other Affiliations
------------------------------------------------------------------------------------------------
David B. Breed                Managing Director, Chief       Director, Managing Director, Chief
                              Executive Officer              Executive Officer, Cadence Capital
                                                             Management Inc.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
William B. Bannick            Managing Director, Executive   Director, Managing Director,
                              Vice President                 Executive Vice President,
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                                                             Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------
Katherine A. Burdon           Managing Director              Director, Managing Director,
                                                             Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Bart J. O'Connor              Managing Director              Director, Managing Director,
                                                             Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Michael J. Skillman           Managing Director              Director, Managing Director,
                                                             Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Wayne A. Wicker               Managing Director              Director, Managing Director,
                                                             Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Mary Ellen Melendez           Chief Operating Officer,       None
                              Secretary
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Robert M. Fitzgerald          Chief Financial Officer        See Allianz Dresdner Asset
                                                             Management of America L.P.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Barbara M. Green              Treasurer                      None
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Stewart A. Smith              Assistant Secretary            See Allianz Dresdner Asset
                                                             Management of America L.P.
------------------------------------------------------------------------------------------------



                             NFJ Investment Group
                         2121 San Jacinto, Suite 1840
                             Dallas, Texas 75201


------------------------------------------------------------------------------------------------
Name                              Position with Advisor      Other Affiliations
------------------------------------------------------------------------------------------------
Benno J. Fischer              Managing Director              Director, Managing Director,
                                                             Co-Chairman, NFJ Management Inc.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
John L. Johnson               Managing Director              Director, Managing Director,
                                                             Co-Chairman, NFJ Management Inc.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Jack C. Najork                Managing Director              Director, Managing Director,
                                                             Co-Chairman, NFJ Management Inc.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
John C. Maney                 Managing Director              See Allianz Dresdner Asset
                                                             Management of America L.P.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Vinh T. Nguyen                Vice President, Controller     See Allianz Dresdner Asset
                                                             Management of America L.P.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Stewart A. Smith              Secretary                      See Allianz Dresdner Asset
                                                             Management of America L.P.
------------------------------------------------------------------------------------------------

                        Parametric Portfolio Associates
                            1151 Fairview Avenue N.
                           Seattle, Washington 98109


Name                   Position with Portfolio Manager      Other Affiliations

William E. Cornelius   Managing Director                    Chairman of the
                                                            Board of Directors
                                                            of PPA Acquisition
                                                            Corporation, DBA
                                                            Parametric Portfolio
                                                            Associates.

David M. Stein         Managing Director                    Director of PPA
                                                            Acquisition
                                                            Corporation, DBA
                                                            Parametric Portfolio
                                                            Associates.

Brian Langstraat       Managing Director                    Director and Chief
                                                            Executive Officer of
                                                            PPA Acquisition
                                                            Corporation, DBA
                                                            Parametric Portfolio
                                                            Associates.

                       Dresdner RCM Global Investors LLC
                            Four Embacadero Center
                            San Francisco, CA 94111


Name                   Position with Portfolio Manager      Other Affiliations

Gerhard Eberstadt      Member of Board of Managers          Member of Board of
                                                            Managers, Dresdner
                                                            Bank AG

George N. Fugelsang    Member of Board of Managers          President/Chief
                                                            Executive
                                                            Officer/Chairman,
                                                            Dresdner Kleinwort
                                                            Wasserstein
                                                            Securities LLC

Susan C. Gause         Member of Board of Managers;         Same
                       Chief Executive Officer; and
                       Senior Managing Director

Luke D. Knecht         Member of Board of Managers          Same
                       and Managing Director

Joachim Madler         Member of Board of Managers          Deputy Chief
                       and Managing Director                Executive Officer,
                                                            Allianz Dresdner
                                                            Asset Management

William L. Price       Chairman of Board of                 Same
                       Managers; Senior Managing
                       Director; and Global Chief
                       Investment Officer

Robert J. Goldstein    Secretary and General Counsel        Same


                    Nicholas-Applegate Capital Management LLC
                               600 West Broadway
                              San Diego, CA 92101

--------------------------------------------------------------------------------
Name                   Position with Portfolio Manager      Other Affiliations
--------------------------------------------------------------------------------
Arthur E. Nicholas     Chief Executive Officer              Trustee and Chairman
                                                            of the Board,
                                                            Nicholas-Applegate
                                                            Institutional Funds;
                                                            Chairman and
                                                            President, Nicholas-
                                                            Applegate
                                                            Securities; Director
                                                            and Chairman of the
                                                            Board, Nicholas-
                                                            Applegate Fund,
                                                            Inc.; President,
                                                            Nicholas-Applegate
                                                            Securities
                                                            International LDC
--------------------------------------------------------------------------------
Marna Whittington      President                            See Allianz Dresdner
                                                            Asset Management of
                                                            America, L.P.
--------------------------------------------------------------------------------
C. William Maher       Chief Financial Officer              Chief Financial
                                                            Officer and
                                                            Treasurer, Nicholas-
                                                            Applegate
                                                            Securities;
                                                            Treasurer, Nicholas-
                                                            Applegate
                                                            Institutional Funds
--------------------------------------------------------------------------------
E. Blake Moore, Jr.    General Counsel                      President, Nicholas-
                                                            Applegate
                                                            Institutional Funds;
                                                            General Counsel and
                                                            Secretary, Nicholas-
                                                            Applegate
                                                            Securities;
                                                            Director, Nicholas-
                                                            Applegate Southeast
                                                            Asia Fund
--------------------------------------------------------------------------------
Charles H. Field       Deputy General Counsel
--------------------------------------------------------------------------------
Catherine Nicholas     Chief Investment Officer
--------------------------------------------------------------------------------
Eric S. Sagerman       Head of Global Marketing
--------------------------------------------------------------------------------
Peter J. Johnson       Head of Global Sales
--------------------------------------------------------------------------------
                                      -8-

Item 27.   Principal Underwriters.


    (a) PIMCO Funds Distributors LLC (the "Distributor") serves as Distributor of shares for the Registrant and also of PIMCO Funds:
           Pacific Investment Management Series. The Distributor is an indirect wholly owned subsidiary of PIMCO Advisors L.P., the Registrant's Adviser.

    (b)


                          Positions and                                                                Positions
Name and Principal        Offices with                                                                 and Offices
Business Address*         Underwriter                                                                  with Registrant
Erik M. Aarts             Vice President, Fixed Income Product Manager                                 None
Kiley Andresen            Vice President, National Accounts Manager                                    None
Lincoln Baca              Vice President                                                               None
Donna E. Barnes           Compliance Officer                                                           None
Tom Bowry                 Vice President                                                               None
Michael E. Brannan        Vice President                                                               None
Deborah P. Brennan        Vice President, Compliance Officer                                           None
Matthew W. Brown          Vice President                                                               None
Frederick J. Bruce        Vice President                                                               None
Martin J. Burke           Senior Vice President, Divisional Sales Manager                              None
Terry L. Bussard          Vice President                                                               None
Paul C. Cahill            Vice President                                                               None
Timothy R. Clark          Manging Director, Executive Vice President, Product Development              None
Cindy Colombo             Vice President, Retirement Plans                                             None
Lesley E. Cotten          Vice President Senior Marketing Writer                                       None
Patrick M. Coyne          Vice President, International Product Manager                                None
Kelly Orr                 Vice President                                                               None
Paul DeNicolo             Vice President                                                               None
Jonathan P. Fessel        Vice President                                                               None
Michael J. Gallagher      Vice President                                                               None
Joseph F. Gengo           Vice President                                                               None
Ronald H. Gray            Vice President                                                               None
Daniel F. Hally           Vice President                                                               None
JoAnn Ham                 Vice President                                                               None
Ned E. Hammond Jr.        Vice President                                                               None
Derek B. Hayes            Sr. Vice President, Operations                                               None
Kristina S. Hooper        Vice President, Equity Product Manager                                       None
Christopher J. Horan      Vice President                                                               None
John B. Hussey            Vice President                                                               None
Brian Jacobs              Manging Director, Senior Vice President, National Sales Director             None
Stephen R. Jobe           Sr. Vice President, Marketing                                                None
Dustin P. Kanode          Vice President                                                               None
Andrew G. Laing           Vice President                                                               None
Stephen R. Laut           Vice President                                                               None
William E. Lynch          Senior Vice President, Divisional Sales Manager                              None
Stephen A. Maginn         Manging Director, Executive Vice President, Sales                            None
Andrew J. Maloney         Vice President                                                               None
John Maney                Chief Financial Officer, Treasurer                                           None
Ann H. McAdams            Vice President                                                               None
Joseph McMenamen          Vice President                                                               None
Wayne F. Meyer            Vice President                                                               None
Andrew Jay Meyers         Manging Director, Executive Vice President, Director of Marketing            None
Rosalie L. Milburn        Vice President                                                               None
Laura Miller              Compliance Officer                                                           None
Fiora N. Moyer            Vice President                                                               None
Kerry A. Murphy           Vice President, National Accounts Manager                                    None
George E. Murphy          Vice President                                                               None
Phillip J. Neugebauer     Manging Director, Sr. Vice President, Public Relations                       None
Vinh T. Nguyen            Vice President, Controller                                                   None
Joffrey H. Pearlman       Vice President                                                               None
Glynne P. Pisapia         Vice President                                                               None
Frank C. Poli             Vice President, Compliance Officer                                           None
Jennifer L. Quigley       Vice President                                                               None
Robert J. Rokose          Vice President, Controller                                                   None
James Scott Rose          Vice President                                                               None
Jay S. Rosoff             Senior Vice President, Divisional Sales Manager                              None
Stephen M. Rudman         Senior Vice President, Divisional Sales Manager                              None
Anne Marie Russo          Vice President, Human  Resources                                             None
Shahid Saigol             Vice President                                                               None
James M. Sambrook         Vice President, Manager, Systems                                             None
Newton B. Schott Jr.      Manging Director, Executive Vice President, Chief Administrative Officer,
                          Secretary                                                                    Vice President and Secretary
Eugene M. Smith Jr.       Vice President, Design Director                                              None
Cathy Smith               Vice President, Copy Director                                                None
Robert M. Smith           Vice President                                                               None
Stewart Smith             Assistant Secretary                                                          None
Frederick S. Teceno       Vice President                                                               None
William H. Thomas Jr.     Senior Vice President, Divisional Sales Manager                              None
Kathleen C. Thompson      Vice President, National Account Liaison                                     None
Stephen J. Treadway       Managing Director and Chief Executive Officer                                Trustee, President and Chief
                                                                                                       Executive Officer
Paul H. Troyer            Senior Vice President                                                        None
Teresa L. Vlachos         Vice President, Sales Desk Manager                                           None
Nicholas K. Willett       Senior Vice President, Divisional Sales Manager                              None
Glen A. Zimmerman         Vice President, Mutual Funds Marketing Manager                               None



_______________________

   * Principal business address for all individuals listed is 2187 Atlantic Street, Stamford, CT 06902 or 888 San Clemente, Newport Beach, CA 92660.

    (c) The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28.   Location of Accounts and Records.

    The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank & Trust Co., 21 West 10th Street, Kansas City, Missouri 64105, National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, Missouri 64105, and/or PFPC Inc., PO Box 9688, Providence,
Rhode Island 02940.

Item 29.   Management Services.

           Not Applicable.

Item 30.   Undertakings.

           Not Applicable.

                                     NOTICE
                                     ------

         A copy of the Agreement and Declaration of Trust of PIMCO Funds:
Multi-Manager Series (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.


                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 72 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Stamford, and the State of Connecticut on the 29th day of August, 2002.

                                   PIMCO FUNDS: MULTI-MANAGER SERIES

                                   By: /s/ Stephen J. Treadway
                                       -----------------------
                                       Stephen J. Treadway,
                                       President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 72 has been signed below by the following persons in the capacities and on the dates indicated.

Name                               Capacity                        Date
----                               --------                        ----

/s/ Stephen J. Treadway            Trustee and President      August 29, 2002
------------------------------
Stephen J. Treadway

/s/ John P. Hardaway*              Treasurer and Principal
------------------------------
John P. Hardaway                   Financial and Accounting
                                   Officer

/s/ Donald P. Carter*              Trustee
------------------------------
Donald P. Carter

/s/ E. Philip Cannon*              Trustee
------------------------------
E. Philip Cannon

/s/ Gary A. Childress*             Trustee
------------------------------
Gary A. Childress

/s/ Theodore J. Coburn*            Trustee
-------------------------------
Theodore J. Coburn

/s/ W. Bryant Stooks*              Trustee
------------------------------
W. Bryant Stooks

/s/ Gerald M. Thorne*              Trustee
------------------------------
Gerald M. Thorne


                                   * By: /s/ Stephen J. Treadway
                                         -----------------------
                                         Stephen J. Treadway,
                                         Attorney-In-Fact

                                     Date: August 29, 2002

                                 Exhibit Index

Exhibit No.                                   Exhibit
-----------                                   -------
(h)(11) Form of Securities Lending Authorization Agreement with State Street Bank and Trust Company.